UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09491

Allianz Variable Insurance Products Trust

(Exact name of registrant as specified in charter)

5701 Golden Hills Drive, Minneapolis, MN 55416-1297

(Address of principal executive offices) (Zip code)

Citi Fund Services Ohio, Inc., 4400 Easton Commons, Ste. 200, Columbus, OH 43219-8000

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-624-0197

Date of fiscal year end: December 31

Date of reporting period: March 31, 2018

Item 1.	Schedule of Investments.

AZL BlackRock Global Allocation Fund

Consolidated Schedule of Portfolio Investments

March 31, 2018 (Unaudited)

Shares		Fair Value
Common Stocks (55.0%):
Aerospace & Defense (0.6%):
635	BAE Systems plc	$5,186
332	Boeing Co. (The)	108,856
434	Dassault Aviation SA	829,303
310	General Dynamics Corp.	68,479
11	Lockheed Martin Corp.	3,717
430	Northrop Grumman Corp.	150,122
577	Raytheon Co.	124,528
12,857	Safran SA	1,362,304
23	Thales SA	2,802
16	United Technologies Corp.	2,013

		2,657,310

Air Freight & Logistics (0.0%):
243	Deutsche Post AG	10,625

Airlines (1.3%):
34,660	Azul SA, ADR*	1,204,435
696	Delta Air Lines, Inc.	38,148
460	International Consolidated Airlines Group SA	3,981
47,000	Japan Airlines Co., Ltd.	1,912,446
26,725	United Continental Holdings, Inc.*	1,856,586

		5,015,596

Auto Components (1.5%):
9,100	Aisin Sieki Co., Ltd.	498,316
33,300	Bridgestone Corp.	1,462,167
51,683	Cheng Shin Rubber Industry Co., Ltd.	84,440
21,800	Denso Corp.	1,197,566
2,400	Exedy Corp.	75,923
754	Goodyear Tire & Rubber Co.	20,041
8,500	Koito Manufacturing Co., Ltd.	596,099
315	Lear Corp.	58,619
143	Magna International	8,056
2,400	Stanley Electric Co., Ltd.	90,501
29,400	Sumitomo Electric Industries, Ltd.	452,043
24,600	Toyota Industries Corp.	1,497,129

		6,040,900

Automobiles (1.1%):
140,000	Brilliance China Automotive Holdings, Ltd.	294,471
4,000	Dongfeng Motor Corp., Series H	4,668
221	Ford Motor Co.	2,449
25,100	Fuji Heavy Industries, Ltd.	830,889
215	General Motors Co.	7,813
2,000	Guangzhou Automobile Group Co., Ltd.	3,715
3,136	Hero MotoCorp, Ltd.	171,126
4,256	Maruti Suzuki India, Ltd.	581,473
200	Mazda Motor Corp.	2,672
36,600	Suzuki Motor Corp.	1,987,115
405	Tata Motors, Ltd.*	1,148
87	Tata Motors, Ltd.*	442

		3,887,981

Banks (3.9%):
35,403	ABN AMRO Group NV	1,067,261
11,000	Agricultural Bank of China, Ltd.	6,326
304	Akbank T.A.S.	738
581	Banco Bilbao Vizcaya Argentaria SA	4,600
476	Banco do Brasil SA	5,961
246	Banco Santander Brasil SA	2,981
1,674	Banco Santander Mexico SA, Class B	2,408
121,207	Bank of America Corp.	3,634,997
12,000	Bank of China, Ltd.	6,522
3,000	Bank of Communications Co., Ltd., Class H	2,370

Shares		Fair Value
Common Stocks, continued
Banks, continued
158	Bank of Nova Scotia	$9,734
623	Barclays plc	1,819
122	BNP Paribas SA	9,045
9,000	China Construction Bank	9,352
1,000	Chinatrust Financial Holding Co., Ltd.	723
31,167	Citigroup, Inc.	2,103,772
167	Credit Agricole SA	2,717
903	Criteria Caixacorp SA	4,306
252	Danske Bank A/S	9,419
164	DnB NOR ASA	3,201
1,502	Fifth Third Bancorp	47,689
581	Grupo Financiero Banorte SAB de C.V.	3,553
107	Hana Financial Holdings Group, Inc.	4,596
208,967	HSBC Holdings plc	1,953,116
8,000	Industrial & Commercial Bank of China	6,938
296	Industrial Bank of Korea (IBK)	4,350
72,831	ING Groep NV	1,229,946
426	Intesa Sanpaolo SpA	1,553
11,699	JPMorgan Chase & Co.	1,286,539
2	KBC Group NV	174
47,218	Kotak Mahindra Bank, Ltd.	765,849
14,698	Lloyds Banking Group plc	13,354
700	Mitsubishi UFJ Financial Group, Inc.	4,647
165	National Australia Bank, Ltd.	3,630
1,200	Resona Holdings, Inc.	6,460
252	Royal Bank of Canada	19,468
15	Shinhan Financial Group Co., Ltd.	639
482	Skandinaviska Enskilda Banken AB, Class A^	5,055
98	Societe Generale	5,331
95,012	State Bank of India	366,282
40,900	Sumitomo Mitsui Financial Group, Inc.	1,734,588
19,588	SunTrust Banks, Inc.	1,332,768
25	Toronto-Dominion Bank (The)	1,419
972	Turkiye Halk Bankasi AS	2,249
154	Unicredit SpA	3,231
158	Wells Fargo & Co.	8,281
174	Woori Bank	2,359
47,738	Yes Bank, Ltd.	226,491

		15,928,807

Beverages (0.5%):
16,572	Anheuser-Busch InBev NV	1,821,084
2	Carlsberg A/S, Class B	239
118	Coca-Cola Co. (The)	5,125
351	Constellation Brands, Inc., Class C	80,000
44	Diageo plc	1,488
5	Monster Beverage Corp.*	286
1,451	PepsiCo, Inc.	158,376

		2,066,598

Biotechnology (0.8%):
823	AbbVie, Inc.	77,897
506	Amgen, Inc.	86,263
1,589	Biogen Idec, Inc.*	435,100
184	Celgene Corp.*	16,415
31,144	Gilead Sciences, Inc.	2,347,946
3,980	Tesaro, Inc.*^	227,417

		3,191,038

Building Products (0.3%):
100	Asahi Glass Co., Ltd.	4,192
255	Compagnie de Saint-Gobain SA	13,468
5,300	Daikin Industries, Ltd.	588,664

Continued

AZL BlackRock Global Allocation Fund

Consolidated Schedule of Portfolio Investments

March 31, 2018 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Building Products, continued
8,755	Fortune Brands Home & Security, Inc.	$515,582
1,923	Masco Corp.	77,766
5,000	Nichias Corp.	64,276

		1,263,948

Capital Markets (2.1%):
343	Ameriprise Financial, Inc.	50,743
671	Bank of New York Mellon Corp. (The)	34,577
46,336	Charles Schwab Corp. (The)	2,419,666
8	CME Group, Inc.	1,294
120	Franklin Resources, Inc.	4,162
5,323	Goldman Sachs Group, Inc. (The)	1,340,651
100	Hong Kong Exchanges & Clearing, Ltd.	3,287
5	Intercontinental Exchange, Inc.	363
52,286	Morgan Stanley	2,821,352
100	Nomura Holdings, Inc.	582
336	State Street Corp.	33,509
63	Thomson Reuters Corp.	2,435
123,270	UBS Group AG	2,171,243

		8,883,864

Chemicals (3.2%):
17,594	Air Products & Chemicals, Inc.	2,797,974
51,300	Asahi Kasei Corp.	682,992
60	BASF SE	6,097
15,400	Daicel Chemical Industries, Ltd.	168,742
54,357	DowDuPont, Inc.	3,463,084
34,000	Formosa Chemicals & Fibre Corp.	128,381
35,000	Formosa Plastics Corp.	124,619
15,200	Hitachi Chemical Co., Ltd.	338,399
767	Huntsman Corp.	22,435
5,200	Kuraray Co., Ltd.	90,353
582	LG Chem, Ltd.	213,165
3	Lotte Chemical Corp.	1,227
18	Lyondellbasell Industries NV	1,902
100	Mitsubishi Chemical Holdings Corp.	971
44,000	Nan Ya Plastics Corp.	124,480
9,900	Nitto Denko Corp.	750,671
2	Praxair, Inc.	289
73,900	PTT Global Chemical Public Co., Ltd.	224,844
18,100	Shin-Etsu Chemical Co., Ltd.	1,881,910
5,000	Toagosei Co., Ltd.	59,075
55,300	Toray Industries, Inc.	525,295
20,600	Ube Industries, Ltd.	604,334

		12,211,239

Commercial Services & Supplies (0.0%):
52	Waste Management, Inc.	4,374

Communications Equipment (0.1%):
401	Cisco Systems, Inc.	17,199
73	Motorola Solutions, Inc.	7,687
108,961	Nokia OYJ	602,225

		627,111

Construction & Engineering (0.2%):
4,100	ComSys Holdings Corp.	108,998
713	Eiffage SA	81,212
12,500	Kinden Corp.	208,131
2,000	Kyudenko Corp.	98,236
5,000	Maeda Road Construction Co., Ltd.	100,736
5,000	Nippo Corp.	113,001
4,600	Okumura Corp.	179,548
200	TAISEI Corp.	10,249

Shares		Fair Value
Common Stocks, continued
Construction & Engineering, continued
22,000	Toda Corp.	$159,446

		1,059,557

Construction Materials (0.0%):
14,614	Cemex SAB de C.V.*	9,672
11,000	Siam Cement PCL	174,099

		183,771

Consumer Finance (0.0%):
1,079	Ally Financial, Inc.	29,295
35	American Express Co.	3,265
562	Capital One Financial Corp.	53,851
848	Discover Financial Services	60,996

		147,407

Containers & Packaging (0.2%):
776	Crown Holdings, Inc.*	39,382
1,075	International Paper Co.	57,437
673	Packaging Corp. of America	75,847
10,847	WestRock Co.	696,052

		868,718

Distributors (0.0%):
3,400	Canon Marketing Japan, Inc.	92,068

Diversified Consumer Services (0.0%):
96	New Oriental Education & Technology Group, Inc., ADR	8,414

Diversified Financial Services (0.0%):
968	Berkshire Hathaway, Inc., Class B*	193,097
102,000	Fubon Financial Holdings Co., Ltd.	177,069

		370,166

Diversified Telecommunication Services (1.1%):
159	AT&T, Inc.^	5,668
49,535	Cellnex Telecom SAU	1,323,955
4,000	China Telecom Corp., Ltd., Class H	1,774
218,000	Chunghwa Telecom Co., Ltd.	837,011
11,851	El Towers SpA	665,770
80,000	HKT Trust & HKT, Ltd.	100,902
2,900	Nippon Telegraph & Telephone Corp.	134,737
66,100	Singapore Telecommunications, Ltd.	170,441
1,121,766	Telecom Italia SpA*	1,068,140
26,521	Telecom Italia SpA	22,149
163	Telefonica SA	1,615
261	Telenor ASA	5,939
618	Telstra Corp., Ltd.	1,499
2,608	Verizon Communications, Inc.	124,715

		4,464,315

Electric Utilities (0.8%):
7,494	CEZ	187,113
14,500	CK Infrastructure Holdings, Ltd.	119,180
16,500	CLP Holdings, Ltd.	168,673
164,007	Enel SpA	1,004,775
13,000	Hongkong Electric Holdings, Ltd.	116,404
12,731	NextEra Energy, Inc.	2,079,354
56	PG&E Corp.	2,460
1,564	PGE SA*	4,549
45	Scottish & Southern Energy plc	806

		3,683,314

Electrical Equipment (0.4%):
517	ABB, Ltd.	12,316
53	Eaton Corp. plc	4,235
65	Emerson Electric Co.	4,440
16,000	GS Yuasa Corp.	86,679
2,900	Mabuchi Motor Co., Ltd.	143,875
95,800	Mitsubishi Electric Corp.	1,557,270

Continued

AZL BlackRock Global Allocation Fund

Consolidated Schedule of Portfolio Investments

March 31, 2018 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Electrical Equipment, continued
274	Rockwell Automation, Inc.	$47,730

		1,856,545

Electronic Equipment, Instruments & Components (0.4%):
114	Corning, Inc.	3,178
2,000	Hitachi, Ltd.	14,593
55,400	Hon Hai Precision Industry Co., Ltd.	173,129
5,000	Japan Aviation Electronics Industry, Ltd.	71,151
300	Keyence Corp.	187,807
11,200	Murata Manufacturing Co., Ltd.	1,546,279

		1,996,137

Energy Equipment & Services (0.1%):
147	Halliburton Co.	6,900
595	Helmerich & Payne, Inc.^	39,603
8,668	Schlumberger, Ltd.	561,513

		608,016

Equity Real Estate Investment Trusts (0.3%):
621	American Tower Corp.	90,256
49	Equity Residential Property Trust	3,019
181	HCP, Inc.	4,205
18,500	Link REIT (The)	158,668
912	Stockland Trust Group	2,828
4,463	Unibail-Rodamco SE	1,021,487
24	Vornado Realty Trust	1,615

		1,282,078

Food & Staples Retailing (0.5%):
11	BIM Birlesik Magazalar AS	199
30	Costco Wholesale Corp.	5,653
29,420	CVS Health Corp.	1,830,218
3,909	Jeronimo Martins SGPS SA	71,280
37	Koninklijke Ahold Delhaize NV	877
1,400	Seven & I Holdings Co., Ltd.	60,075
87	Sysco Corp.	5,217
185	Walgreens Boots Alliance, Inc.	12,112
161	Wal-Mart Stores, Inc.	14,324
71	Wesfarmers, Ltd.	2,278
314	Woolworths, Ltd.	6,362

		2,008,595

Food Products (1.7%):
52,700	Ajinomoto Co., Inc.	957,681
26	Archer-Daniels-Midland Co.	1,128
70	Associated British Foods plc	2,447
377	ConAgra Foods, Inc.	13,904
37,227	Danone SA	3,014,815
133	General Mills, Inc.^	5,993
1,173	JBS SA	3,319
2,874	Mondelez International, Inc., Class A	119,931
30,787	Nestle SA, Registered Shares	2,438,061
238	Tiger Brands, Ltd.	7,483
531	Tyson Foods, Inc., Class A	38,864
90,000	Uni-President Enterprises Corp.	212,411
154,000	Want Want China Holdings, Ltd.	124,690
5,500	WH Group, Ltd.	5,912

		6,946,639

Gas Utilities (0.4%):
576	GAIL India, Ltd.	2,924
58,200	Tokyo Gas Co., Ltd.	1,554,574

		1,557,498

Health Care Equipment & Supplies (0.7%):
2,389	Baxter International, Inc.	155,381
93	Boston Scientific Corp.*	2,541
12	Danaher Corp.	1,175
18	Edwards Lifesciences Corp.*	2,511

Shares		Fair Value
Common Stocks, continued
Health Care Equipment & Supplies, continued
27,100	HOYA Corp.	$1,372,634
4	Intuitive Surgical, Inc.*	1,651
1,550	Medtronic plc	124,341
100	Olympus Co., Ltd.	3,834
948	Stryker Corp.	152,552
11,184	Zimmer Holdings, Inc.	1,219,503

		3,036,123

Health Care Providers & Services (2.2%):
17,432	Acadia Healthcare Co., Inc.*^	682,986
521	Aetna, Inc.	88,049
4,100	Alfresa Holdings Corp.	92,279
35	AmerisourceBergen Corp.	3,017
8,801	Anthem, Inc.	1,933,580
53	Cigna Corp.	8,890
189	Express Scripts Holding Co.*	13,056
23,823	HCA Holdings, Inc.	2,310,830
6	Humana, Inc.	1,613
217	McKesson Corp.	30,569
4,700	Medipal Holdings Corp.	98,118
39,427	NMC Health plc	1,883,914
592,322	PT Siloam International Hospital Tbk*	344,636
2,100	Suzuken Co., Ltd.	88,280
30,082	Tenet Healthcare Corp.*	729,489
961	UnitedHealth Group, Inc.	205,654

		8,514,960

Hotels, Restaurants & Leisure (0.4%):
202	Carnival Corp., Class A	13,247
11,153	Dave & Buster’s Entertainment, Inc.*	465,526
1,000	Galaxy Entertainment Group, Ltd.	9,167
14,000	Genting Singapore plc	11,606
165	Las Vegas Sands Corp.	11,864
421	McDonald’s Corp.	65,836
29,954	MGM Resorts International	1,048,988
322	Royal Caribbean Cruises, Ltd.	37,912
400	Sands China, Ltd.	2,172
38	Starbucks Corp.	2,200
662	Wyndham Worldwide Corp.	75,753
138	Wynn Resorts, Ltd.	25,166
11	Yum China Holdings, Inc.	457
80	Yum! Brands, Inc.	6,810

		1,776,704

Household Durables (0.6%):
2,800	Alpine Electronics, Inc.	53,011
10,831	Berkeley Group Holdings plc (The)	576,382
1,485	Coway Co., Ltd.	122,955
8,416	Mohawk Industries, Inc.*	1,954,364
400	Panasonic Corp.	5,715
200	Sony Corp.	9,741

		2,722,168

Household Products (0.2%):
1,476	Colgate-Palmolive Co.	105,800
389	Hindustan Unilever, Ltd.	8,004
27	Kimberly-Clark Corp.	2,974
10,735	Procter & Gamble Co. (The)	851,070
200	Unicharm Corp.	5,801

		973,649

Independent Power & Renewable Electricity Producers (0.2%):
2,000	China Resources Power Holdings Co.	3,678
13,515	NextEra Energy Partners LP^	540,465

Continued

AZL BlackRock Global Allocation Fund

Consolidated Schedule of Portfolio Investments

March 31, 2018 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Independent Power & Renewable Electricity Producers, continued
10,260	Vistra Energy Corp.*	$213,716

		757,859

Industrial Conglomerates (1.3%):
227	3M Co., Class C	49,831
117,222	General Electric Co.	1,580,153
2,900	Jardine Matheson Holdings, Ltd.	178,883
92,590	Koninklijke Philips Electronics NV	3,557,802
2,000	Toshiba Corp.	5,812

		5,372,481

Insurance (1.2%):
25	Allstate Corp. (The)	2,370
140	American International Group, Inc.	7,619
16	Aon plc	2,245
278	Aviva plc	1,937
31,968	AXA SA	850,946
92,000	Cathay Financial Holding Co., Ltd.	165,158
6,959	Chubb, Ltd.	951,782
2,186	Hartford Financial Services Group, Inc. (The)	112,623
1,727	Legal & General Group plc	6,255
294	Manulife Financial Corp.	5,459
9,919	Marsh & McLennan Cos., Inc.	819,210
24,331	MetLife, Inc.	1,116,549
100	MS&AD Insurance Group Holdings, Inc.	3,110
5	Muenchener Rueckversicherungs-Gesellschaft AG	1,163
476	Prudential Financial, Inc.	49,290
53	Prudential plc	1,325
364	Reinsurance Group of America, Inc.	56,056
4,671	SBI Life Insurance Co., Ltd.*	48,822
28	Swiss Re AG	2,852
19,100	Tokio Marine Holdings, Inc.	870,056
1,229	Travelers Cos., Inc. (The)	170,659
8	Zurich Insurance Group AG	2,626

		5,248,112

Internet & Direct Marketing Retail (1.4%):
3,393	Amazon.com, Inc.*	4,910,824
4	Booking Holdings, Inc.*	8,322
25	Expedia, Inc.	2,760
300	Rakuten, Inc.	2,479
16,204	TripAdvisor, Inc.*^	662,582

		5,586,967

Internet Software & Services (3.0%):
12,441	Alibaba Group Holding, Ltd., ADR*^	2,283,421
24	Alphabet, Inc., Class A*	24,891
3,896	Alphabet, Inc., Class C*	4,019,854
53,987	Cloudera, Inc.*	1,165,039
7,426	Dropbox, Inc., Class A*^	232,063
490	eBay, Inc.*	19,718
24,362	Facebook, Inc., Class A*	3,892,804
5,547	Lookout, Inc.(a)(b)	2,884
100	Tencent Holdings, Ltd.	5,323
660	VeriSign, Inc.*	78,250

		11,724,247

IT Services (1.0%):
514	Accenture plc, Class C	78,900
151	Alliance Data Systems Corp.	32,142
81	Amadeus IT Holding SA	5,987
1,070	Amdocs, Ltd.	71,390
46	Automatic Data Processing, Inc.	5,220
97	Cognizant Technology Solutions Corp., Class A	7,809

Shares		Fair Value
Common Stocks, continued
IT Services, continued
63	DXC Technology Co.	$6,333
9,108	FleetCor Technologies, Inc.*	1,844,370
3,000	Fujitsu, Ltd.	18,185
4,306	Global Payments, Inc.	480,205
198	HCL Technologies, Ltd.	2,962
9,074	International Business Machines Corp.	1,392,224
1,214	MasterCard, Inc., Class A	212,644
1,338	Visa, Inc., Class A	160,052

		4,318,423

Life Sciences Tools & Services (0.0%):
56	Agilent Technologies, Inc.	3,746
11	Illumina, Inc.*	2,601
439	Thermo Fisher Scientific, Inc.	90,636

		96,983

Machinery (0.5%):
223	Caterpillar, Inc.	32,866
195	Cummins, Inc.	31,608
19,799	Doosan Bobcat, Inc.	589,329
9,904	GEA Group AG	421,282
7,200	Hino Motors, Ltd.	93,987
302	Illinois Tool Works, Inc.	47,310
81	Ingersoll-Rand plc	6,926
27,500	Komatsu, Ltd.	923,865
18,900	Kubota Corp.	333,117
50	PACCAR, Inc.	3,309
412	Sandvik AB	7,563
697	Volvo AB, Class B^	12,730
334	WABCO Holdings, Inc.*	44,713

		2,548,605

Media (2.6%):
4,209	Charter Communications, Inc., Class A*	1,309,925
132,922	Comcast Corp., Class A	4,541,945
8,237	DISH Network Corp., Class A*	312,100
15,329	I-Cable Communications, Ltd.*	392
2,520	Liberty Broadband Corp., Class A*	213,696
7,997	Liberty Broadband Corp., Class C*	685,263
174	Liberty Global plc, Series C*	5,295
24,782	Liberty Global plc, Class A*	775,924
9,038	Liberty SiriusXM Group, Class A*	371,462
15,145	Liberty SiriusXM Group, Class C*	618,673
14	Naspers, Ltd.	3,432
9,400	Nippon Television Holdings, Inc.	164,859
81,093	RAI Way SpA	449,636
3,100	Toho Co., Ltd.	103,562
6,800	TV Asahi Holdings Corp.	149,958
57	Walt Disney Co. (The)	5,725
51,957	Zon Multimedia Servicos de Telecommunicacoes e Multimedia SGPS SA	306,873

		10,018,720

Metals & Mining (0.1%):
69	Anglo American plc^	1,612
187	Barrick Gold Corp.	2,330
246	BHP Billiton, Ltd.	5,441
1,900	DOWA Mining Co.	68,027
314	Glencore International plc	1,562
72,391	Platinum Group Metals, Ltd.*	21,261
11,061	Platinum Group Metals, Ltd.*	3,220
607	POSCO	191,709
126	Rio Tinto plc	6,396
131	Rio Tinto, Ltd.	7,361

Continued

AZL BlackRock Global Allocation Fund

Consolidated Schedule of Portfolio Investments

March 31, 2018 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Metals & Mining, continued
222	Teck Cominco, Ltd., Class B	$5,718
14,200	Tokyo Steel Manufacturing Co., Ltd.^	114,926
526	Vale SA	6,758
550	Vedanta, Ltd.	2,363
2,900	Yamato Kogyo Co., Ltd.	80,036

		518,720

Multiline Retail (0.0%):
54	Dollar General Corp.	5,052
437	Kohl’s Corp.	28,628
219	Target Corp.	15,205

		48,885

Multi-Utilities (0.5%):
182	AGL Energy, Ltd.	3,049
1,789	Centrica plc	3,572
2,014	Dominion Energy, Inc.	135,804
203	Engie Group	3,391
13,880	Innogy Se	656,502
3,630	National Grid plc	40,816
10,857	Sempra Energy^	1,207,516

		2,050,650

Oil, Gas & Consumable Fuels (3.1%):
37,434	Anadarko Petroleum Corp.	2,261,388
442	BP plc	2,976
50	Canadian Natural Resources, Ltd.	1,572
294	Chevron Corp.	33,528
6,000	CNOOC, Ltd.	8,855
30,076	Coal India, Ltd.	131,140
171	ConocoPhillips Co.	10,139
44	Devon Energy Corp.	1,399
129,954	EnCana Corp.^	1,429,494
2,755	EQT Corp.	130,890
252	Exxon Mobil Corp.	18,802
3,485	Fieldwood Energy LLC(b)	81,305
24,000	Formosa Petrochemical Corp.	98,890
960	Hindustan Petroleum Corp., Ltd.	5,122
496	Indian Oil Corp., Ltd.	1,358
68	Kinder Morgan, Inc.	1,024
1,393	Marathon Petroleum Corp.	101,842
39,634	Oil & Natural Gas Corp., Ltd.	108,471
9	ONEOK, Inc.	512
430	Petroleo Brasileiro SA*	2,789
587	Phillips 66	56,305
2,826	Pioneer Natural Resources Co.	485,450
55	Polski Koncern Naftowy Orlen SA	1,355
124,522	Reliance Industries, Ltd.	1,693,389
162	Repsol SA	2,878
36,669	Royal Dutch Shell plc, Class A	1,169,317
23,496	Royal Dutch Shell plc, Class A, ADR	1,499,280
70	Royal Dutch Shell plc, Class A	2,196
429	Royal Dutch Shell plc, Class B	13,823
15	SK Energy Co., Ltd.	2,972
13,407	Snam SpA	61,665
185	Suncor Energy, Inc.	6,389
37,100	Thai Oil Public Co., Ltd.	108,074
263	Total SA	14,945
650	Total SA, ADR	37,499
46	Tupras-Turkiye Petrol Rafine	1,284
1,278	Valero Energy Corp.	118,560
118,939	Williams Cos., Inc. (The)	2,956,823
139	Woodside Petroleum, Ltd.	3,140

		12,666,840

Personal Products (0.3%):
1,313	Amorepacific Corp.	380,583
18,645	Edgewell Personal Care Co.*^	910,249

Shares		Fair Value
Common Stocks, continued
Personal Products, continued
9	Estee Lauder Co., Inc. (The), Class A	$1,347
180	LG Household & Health Care, Ltd.	202,174
72	Unilever NV	4,070

		1,498,423

Pharmaceuticals (2.5%):
4	Allergan plc	673
115,800	Astellas Pharma, Inc.	1,778,554
322	Aurobindo Pharma, Ltd.	2,767
26,177	Bayer AG, Registered Shares	2,959,553
7	Bristol-Myers Squibb Co.	443
16	Eli Lilly & Co.	1,238
526	GlaxoSmithKline plc	10,218
2,343	Gw Pharmaceuticals, ADR	263,985
7,728	Johnson & Johnson Co.	990,343
1,582	Merck & Co., Inc.	86,172
200	Mitsubishi Tanabe Pharma Corp.	4,047
88	Novartis AG, Registered Shares	7,122
1,600	Otsuka Holdings Co., Ltd.	80,372
79,862	Pfizer, Inc.	2,834,302
54	Roche Holding AG	12,389
8,158	Sanofi-Aventis SA	655,458
200	Shionogi & Co., Ltd.	10,440

		9,698,076

Professional Services (0.0%):
29	Experian plc	626
290	Manpower, Inc.	33,379
1	SGS SA, Registered Shares	2,459

		36,464

Real Estate Management & Development (1.1%):
295,500	CapitaLand, Ltd.	808,909
2,000	Country Garden Holdings Co., Ltd.	4,177
45,000	Hang Lung Properties, Ltd.	105,598
500	Longfor Properties Co., Ltd.	1,544
56,000	Sino Land Co., Ltd.	91,129
116,666	Sun Hung Kai Properties, Ltd.	1,858,535
12,500	Swire Pacific, Ltd., Class A	126,833
36,398	The St. Joe Co.*^	686,102
23,000	Wharf Holdings, Ltd. (The)	79,679
19,000	Wharf Real Estate Investment Co., Ltd.	124,390

		3,886,896

Road & Rail (0.9%):
7	Canadian National Railway Co.	512
66,400	ComfortDelGro Corp., Ltd.	104,490
22,200	East Japan Railway Co.	2,071,894
100	Kintetsu Corp.	3,924
14,300	Kyushu Railway Co.	446,101
10	Norfolk Southern Corp.	1,358
5,300	Seino Holdings Co., Ltd.	98,024
7,700	West Japan Railway Co.	544,284

		3,270,587

Semiconductors & Semiconductor Equipment (1.1%):
237	Applied Materials, Inc.	13,180
7	Broadcom, Ltd.	1,650
1,622	Intel Corp.	84,474
554	KLA-Tencor Corp.	60,392
23	Lam Research Corp.	4,673
850	Micron Technology, Inc.*	44,319
19	NVIDIA Corp.	4,400
52,380	QUALCOMM, Inc.	2,902,375
28,200	Renesas Electronics Corp.*	284,482

Continued

AZL BlackRock Global Allocation Fund

Consolidated Schedule of Portfolio Investments

March 31, 2018 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Semiconductors & Semiconductor Equipment, continued
11,400	ROHM Co., Ltd.	$1,084,787
79	SK Hynix, Inc.	6,051
23,000	Taiwan Semiconductor Manufacturing Co., Ltd.	195,491
123	Texas Instruments, Inc.	12,778

		4,699,052

Software (3.1%):
6,641	Activision Blizzard, Inc.	448,002
511	Adobe Systems, Inc.*	110,417
297	CA, Inc.	10,068
74	Check Point Software Technologies, Ltd.*	7,351
127	Dell Technologies, Inc., Class V*	9,298
4,667	Electronic Arts, Inc.*	565,827
535	Intuit, Inc.	92,742
83,392	Microsoft Corp.	7,611,187
333	Oracle Corp.	15,235
191	SAP AG	19,985
42,660	Snap, Inc., Class A*^	677,014
78	Symantec Corp.^	2,016
68,532	Uber Technologies, Inc.(a)(b)	2,346,535
84	VMware, Inc., Class A*	10,187
53,366	Zynga, Inc.*	195,320

		12,121,184

Specialty Retail (0.8%):
623	Home Depot, Inc. (The)	111,044
2,176	Lowe’s Cos., Inc.	190,944
7,575	O’Reilly Automotive, Inc.*	1,873,903
323	Ross Stores, Inc.	25,188
700	Shimamura Co., Ltd.	87,022
6,130	TJX Cos., Inc. (The)	499,963
11,292	Williams-Sonoma, Inc.	595,765

		3,383,829

Technology Hardware, Storage & Peripherals (2.6%):
54,271	Apple, Inc.	9,105,588
159	Hewlett Packard Enterprise Co.	2,789
445	HP, Inc.	9,754
3,000	Pegatron Corp.	7,536
48,720	Pure Storage, Inc., Class A*^	971,964
7	Samsung Electronics Co., Ltd.	16,314
458	Western Digital Corp.	42,260

		10,156,205

Textiles, Apparel & Luxury Goods (0.3%):
4	Adidas AG	969
16,861	Luxottica Group SpA	1,049,169
239	PVH Corp.	36,192
66	Swatch Group AG (The), Registered Shares	5,538
83	VF Corp.	6,152

		1,098,020

Thrifts & Mortgage Finance (0.2%):
30,486	Housing Development Finance Corp., Ltd.	857,523

Tobacco (0.3%):
174	Imperial Tobacco Group plc, Class A	5,929
7,507	KT&G Corp.	703,724
108	Philip Morris International, Inc.	10,735

		720,388

Trading Companies & Distributors (0.0%):
700	Marubeni Corp.	5,098

Shares		Fair Value
Common Stocks, continued
Trading Companies & Distributors, continued
433	United Rentals, Inc.*	$74,792
		79,890

Transportation Infrastructure (0.0%):
36	Aena SA	7,254
24	Atlantia SpA	744
3,800	Kamigumi Co., Ltd.	85,156
9,100	Malaysia Airports Holdings Berhad	20,911

		114,065

Wireless Telecommunication Services (1.3%):
35,100	Advanced Information Service plc	231,858
1,500	China Mobile, Ltd.	13,725
133,000	Far EasTone Telecommunications Co., Ltd.	352,330
88,100	Intouch Holdings Public Co., Ltd.	163,727
5,400	KDDI Corp.	138,699
659	SK Telecom Co., Ltd.	142,566
112,000	Taiwan Mobile Co., Ltd.	420,137
1,082,818	Vodafone Group plc	2,964,543
19,338	Vodafone Group plc, ADR^	537,983

		4,965,568

Total Common Stocks (Cost $185,254,938)		223,489,895

Preferred Stocks (0.8%):
Banks (0.1%):
14,150	Citigroup Capital XIII, Series A, 8.14%^	384,739
84,000	USB Capital IX, 3.50%(US0003M+102bps)	75,856

		460,595

Consumer Finance (0.1%):
16,151	GMAC Capital Trust I, Series 2, 7.62%^	419,603

Health Care Providers & Services (0.2%):
16,042	Anthem, Inc., 5.03%^	860,814
143,925	Grand Rounds, Inc., Series C*(a)(b)	349,738

		1,210,552

Internet Software & Services (0.2%):
63,925	Lookout, Inc. Preferred Shares, Series F*(a)(b)	668,016

Software (0.2%):
116,157	Palantir Technologies, Inc., Series I*(a)(b)	640,025

Technology Hardware, Storage & Peripherals (0.0%):
3	Samsung Electronics Co., Ltd., 2.07%	5,788

Total Preferred Stocks (Cost $3,352,524)		3,404,579

Warrant (0.0%):
Paper & Forest Products (0.0%):
157,250	TFS Corp., Ltd.(c)	—

Total Warrant (Cost $–)		—

Convertible Preferred Stocks (0.9%):
Banks (0.0%):
125	Wells Fargo & Co., Series L, Class A, 0.12%	161,250

Equity Real Estate Investment Trusts (0.2%):
526	Crown Castle International Corp., Series A, 8.68%^	588,031
6,022	Welltower, Inc., Series I, 6.50%^	335,064

		923,095

Internet Software & Services (0.2%):
144,482	Domo, Inc., Series E(a)(b)	869,782

Continued

AZL BlackRock Global Allocation Fund

Consolidated Schedule of Portfolio Investments

March 31, 2018 (Unaudited)

Shares		Fair Value
Convertible Preferred Stocks, continued
Multi-Utilities (0.1%):
12,830	Dominion Resources, Inc., Series A, 6.75%^	$595,440

Wireless Telecommunication Services (0.4%):
6,269	Mandatory Exchange Trust, 5.75%(d)	1,294,903

Total Convertible Preferred Stocks (Cost $3,421,240)		3,844,470

Right (0.0%):
Diversified Financial Services (0.0%):
3,646	Fubon Financial Holdings, Expires on 4/16/18*(b)	—

Total Right (Cost $–)		—

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Private Placements (0.5%):
Household Durables (0.0%):
$3,065,000	AliphCom, Inc., 12.00%, 4/1/20(a)(b)	—
23,389	Jawbone, 0.00%(a)(b)	—

		—

Internet Software & Services (0.5%):
63,800	DropBox, Inc., Class B, 0.00%(a)(b)	1,897,385

Oil, Gas & Consumable Fuels (0.0%):
268,000	AliphCom, Inc., 12.00%, 4/1/20(a)(b)	—

Total Private Placements (Cost $5,160,985)		1,897,385

Convertible Bonds (0.4%):
Food Products (0.0%):
400,000	REI Agro, Ltd., Registered Shares, 5.50%, 11/13/14(a)(b)(e)	—

Oil, Gas & Consumable Fuels (0.1%):
631,620	Dana Gas Sukuk, Ltd., 7.00%, 10/31/18(a)	551,088

Pharmaceuticals (0.3%):
600,000	Bayer Capital Corp. BV, 5.63%, 11/22/19+(d)	753,240

Real Estate Management & Development (0.0%):
250,000	CapitaLand, Ltd., 1.95%, 10/17/23+(d)	194,299

Total Convertible Bonds (Cost $1,852,036)		1,498,627

Bank Loans (0.3%):
Capital Markets (0.1%):
45,877	Sheridan Production Partners, 4.83%, 12/2/20	39,798
17,107	Sheridan Production Partners, 4.83%, 12/16/20	14,841
329,820	Sheridan Production Partners, 4.83%, 12/16/20(c)	286,119

		340,758

Hotels, Restaurants & Leisure (0.1%):
521,370	Hilton Worldwide Finance LLC, 3.33%, 10/25/20	523,878

Oil, Gas & Consumable Fuels (0.1%):
254,386	Fieldwood Energy LLC, 8.38%, 9/20/20	50,877

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Bank Loans, continued
Oil, Gas & Consumable Fuels, continued
$151,147	Fieldwood Energy LLC, 0.00%, 9/30/20	$143,591
111,961	Fieldwood Holdings LLC, 8.46%, 8/31/20	111,028

		305,496

Total Bank Loans (Cost $1,419,106)		1,170,132

Corporate Bonds (2.0%):
Banks (0.2%):
162,000	Bank of America Corp., 4.00%, 1/22/25, MTN	161,681
646,000	Citigroup, Inc., Series O, 5.87% (US0003M+406 bps), 12/29/49, Callable 3/27/20 @ 100^	666,996
85,000	Santander Holdings USA, Inc., 3.70%, 3/28/22, Callable 2/28/22 @ 100	85,179

		913,856

Beverages (0.1%):
175,000	Anheuser-Busch InBev Worldwide, Inc., 3.50%, 1/12/24, Callable 12/12/23 @ 100	176,228
285,000	Anheuser-Busch InBev Worldwide, Inc., 4.00%, 4/13/28, Callable 1/13/28 @ 100	288,479

		464,707

Capital Markets (0.1%):
323,000	Goldman Sachs Group, Inc. (The), Series M, 5.38% (US0003M+392 bps), 12/31/49, Callable 5/10/20 @ 100	331,585
228,000	Morgan Stanley, Series H, 5.45% (US0003M+361 bps), 7/29/49, Callable 7/15/19 @ 100	232,109

		563,694

Communications Equipment (0.0%):
53,000	Hughes Satellite Systems Corp., 7.63%, 6/15/21	56,878

Consumer Finance (0.1%):
191,000	Ally Financial, Inc., 3.50%, 1/27/19	191,239
200,000	American Express Co., Series C, 4.90% (US0003M+329 bps), 12/29/49, Callable 3/15/20 @ 100^	201,000
125,000	General Motors Financial Co., Inc., 3.45%, 4/10/22, Callable 2/10/22 @ 100	123,972
87,000	Synchrony Financial, 3.75%, 8/15/21, Callable 6/15/21 @ 100	87,728

		603,939

Diversified Telecommunication Services (0.4%):
475,000	AT&T, Inc., 3.00%, 6/30/22, Callable 4/30/22 @ 100	466,469
75,000	AT&T, Inc., 4.45%, 4/1/24, Callable 1/1/24 @ 100	77,412
831,000	AT&T, Inc., 3.40%, 8/14/24, Callable 6/14/24 @ 100	837,058

Continued

AZL BlackRock Global Allocation Fund

Consolidated Schedule of Portfolio Investments

March 31, 2018 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Corporate Bonds, continued
Diversified Telecommunication Services, continued
$149,000	Verizon Communications, Inc., 2.63%, 8/15/26	$136,072

		1,517,011

Food & Staples Retailing (0.3%):
1,125,000	CVS Health Corp., 3.70%, 3/9/23, Callable 2/9/23 @ 100	1,131,109

Health Care Equipment & Supplies (0.2%):
135,000	Becton Dickinson & Co., 3.36%, 6/6/24, Callable 4/6/24 @ 100	129,937
306,000	Becton, Dickinson & Co., 3.13%, 11/8/21	301,088
245,000	Becton, Dickinson & Co., 2.89%, 6/6/22, Callable 5/6/22 @ 100	237,714

		668,739

Insurance (0.1%):
173,000	Prudential Financial, Inc., 5.87% (US0003M+418 bps), 9/15/42, Callable 9/15/22 @ 100^	182,083
115,000	Prudential Financial, Inc., 5.63% (US0003M+392 bps), 6/15/43, Callable 6/15/23 @ 100	120,606

		302,689

Internet Software & Services (0.0%):
159,000	eBay, Inc., 2.75%, 1/30/23, Callable 12/30/22 @ 100	153,524

Media (0.1%):
200,000	NBCUniversal Enterprise, Inc., 5.25%, 12/31/99, Callable 3/19/21 @ 100(d)	207,500

Personal Products (0.1%):
144,000	Edgewell Personal Care Co., 4.70%, 5/19/21^	141,480
149,000	Edgewell Personal Care Co., 4.70%, 5/24/22^	144,530

		286,010

Pharmaceuticals (0.0%):
149,000	Forest Laboratories, Inc., 5.00%, 12/15/21, Callable 9/16/21 @ 100(d)	155,535

Technology Hardware, Storage & Peripherals (0.3%):
531,000	Apple, Inc., 3.35%, 2/9/27, Callable 11/9/26 @ 100^	524,580
510,000	Apple, Inc., 3.20%, 5/11/27, Callable 2/11/27 @ 100	498,335

		1,022,915

Total Corporate Bonds (Cost $8,075,330)		8,048,106

Foreign Bonds (8.0%):
Banks (0.2%):
330,000	Lloyds TSB Bank plc, Series E, 13.00%(GUKG5+1,340bps), 1/29/49, Callable 1/21/29 @ 126+	845,716

Sovereign Bond (7.8%):
2,043,000	Australian Government, Series 133, 5.50%, 4/21/23+(d)	1,803,984

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Foreign Bonds, continued
Sovereign Bond, continued
$4,893,000	Australian Government, Series 137, 2.75%, 4/21/24+(d)	$3,823,300
1,228,000	Australian Government, 3.00%, 3/21/47+(d)	907,232
6,911,000	Brazil Nota do Tesouro Nacional, Series NTNF, -1.39%, 1/1/23+(f)	2,237,087
8,407,000	Brazil Nota do Tesouro Nacional, Series NTNF, -0.62%, 1/1/27+(f)	2,689,598
1,778,707	Bundesrepub. Deutshland, 0.32%, 8/15/26+(d)	2,131,446
3,933,000	Canadian Government, 0.50%, 8/1/18+	3,044,823
1,018,000	Canadian Government, 0.75%, 3/1/21+	764,804
861,000	Italy Buoni Poliennali Del Tesoro, 0.95%, 3/1/23+	1,074,436
532,000	Italy Buoni Poliennali Del Tesoro, 1.85%, 5/15/24+	687,374
273,450,000	Japan Treasury Discount Bill, Series 369, 0.10%, 10/15/18+	2,573,653
27,709,300	Mexican Bonos Desarr, 8.50%, 12/13/18+(g)	1,531,913
19,400,000	Mexican Bonos Desarr, Series M, 6.50%, 6/10/21+(g)	1,045,316
3,672,000	Poland Government Bond, Series 0725, 3.25%, 7/25/25+	1,098,713
11,983,000	Poland Government Bond, 2.50%, 7/25/27+	3,331,860
310,000	Republic of Argentina, 3.38%, 1/15/23+	377,659
100,000	Republic of Argentina, 5.25%, 1/15/28+	120,209
703,708	Republic of Argentina, 7.82%, 12/31/33+	976,157
27,403,100	United Mexican States, 6.50%, 6/9/22+(g)	1,468,475

		31,688,039

Total Foreign Bonds (Cost $31,144,266)		32,533,755

Yankee Dollars (2.2%):
Banks (0.3%):
273,000	Export-Import Bank of Korea, 2.63%, 12/30/20	268,727
614,000	HSBC Holdings plc, 6.38% (USISDA05+371 bps), 12/29/49, Callable 9/17/24 @ 100	621,675

		890,402

Capital Markets (0.1%):
207,000	UBS Group AG, 4.13%, 9/24/25(d)	208,149

Diversified Telecommunication Services (0.2%):
260,000	Intelsat Jackson Holdings SA, 7.50%, 4/1/21, Callable 5/7/18 @ 101.25	235,463
89,000	Intelsat Jackson Holdings SA, 8.00%, 2/15/24, Callable 2/15/19 @ 104^(d)	93,561
289,000	Telecom Italia SpA, 5.30%, 5/30/24^(d)	294,058

		623,082

Continued

AZL BlackRock Global Allocation Fund

Consolidated Schedule of Portfolio Investments

March 31, 2018 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Yankee Dollars, continued
Food Products (0.1%):
$408,000	Danone SA, 2.59%, 11/2/23, Callable 9/2/23 @ 100(d)	$386,586

Industrial Conglomerates (0.0%):
200,000	Odebrecht Finance, Ltd., 4.38%, 4/25/25(d)	63,000

Oil, Gas & Consumable Fuels (0.3%):
339,000	Petroleos Mexicanos, 5.72% (US0003M+365 bps), 3/11/22^	370,358
726,000	Petroleos Mexicanos, 4.63%, 9/21/23	727,517

		1,097,875

Paper & Forest Products (0.2%):
1,018,000	TFS Corp., Ltd., 8.75%, 8/1/23, Callable 8/1/19 @ 106.56(a)	712,600

Pharmaceuticals (0.1%):
300,000	Actavis Funding SCS, 3.45%, 3/15/22, Callable 1/15/22 @ 100	297,435

Road & Rail (0.0%):
521,825	Inversiones Alsacia SA, 8.00%, 12/31/18, Callable 4/23/18 @ 100(a)	14,350

Sovereign Bond (0.9%):
1,071,000	Federal Republic of Brazil, 4.63%, 1/13/28, Callable 10/13/27 @ 100^	1,049,580
747,000	Federal Republic of Brazil, 5.00%, 1/27/45	671,187
206,000	Federal Republic of Brazil, 5.63%, 2/21/47	199,717
113,000	Republic of Argentina, 5.63%, 1/26/22	114,639
729,000	Republic of Argentina, 7.50%, 4/22/26	777,843
527,000	Republic of Argentina, 6.88%, 1/26/27^	537,277
1,206,000	Republic of Argentina, 5.88%, 1/11/28^	1,134,242

		4,484,485

Total Yankee Dollars (Cost $9,715,179)		8,777,964

U.S. Treasury Obligations (24.4%):
U.S. Treasury Bills (8.6%)
7,000,000	1.20%, 4/5/18	6,999,052
6,110,000	1.75%, 4/19/18	6,105,286
22,000,000	1.47%, 4/26/18	21,976,606

		35,080,944

U.S. Treasury Notes (15.8%)
1,000,000	1.25%, 12/15/18(h)	994,492
837,100	1.13%, 7/31/21	801,818
10,259,000	2.38%, 1/31/23	10,174,844
19,458,100	2.63%, 2/28/23	19,517,386
4,856,300	2.50%, 1/31/25	4,801,667
8,423,700	2.75%, 2/28/25	8,458,908
6,729,800	2.63%, 3/31/25	6,699,137

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
U.S. Treasury Obligations, continued
U.S. Treasury Notes, continued
$12,814,900	2.75%, 2/15/28(i)	$12,821,408

		64,269,660

Total U.S. Treasury Obligations (Cost $99,114,509)		99,350,604

Purchased Options (0.0%):
Total Purchased Options (Cost $601,529)		722,786

Purchased Currency Options (0.1%):
Total Purchased Currency Options (Cost $204,178)		364,346

Purchased Swaptions (0.0%):
Total Purchased Swaptions (Cost $421,399)		124,237

Exchange Traded Funds (3.6%):
2,334	ETFS Platinum Trust(h)	206,909
2,764	ETFS Physical Palladium Shares(h)	250,225
191,469	iShares Gold Trust(h)	2,437,400
92,494	SPDR Gold Trust(h)	11,634,821

Total Exchange Traded Funds (Cost $13,971,370)		14,529,355

Securities Held as Collateral for Securities on Loan (3.8%):
$15,487,485	AZL BlackRock Global Allocation Fund Securities Lending Collateral Account(j)	15,487,485

Total Securities Held as Collateral for Securities on Loan (Cost $15,487,485)		15,487,485

Unaffiliated Investment Company (1.4%):
5,731,614	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 1.46%(h)(k)	5,731,614

Total Unaffiliated Investment Company (Cost $5,731,614)		5,731,614

Total Investment Securities (Cost $384,927,688) - 103.4%		420,975,340
Net other assets (liabilities) - (3.4)%		(14,372,904)

Net Assets - 100.0%		$406,602,436

Percentages indicated are based on net assets as of March 31, 2018.

ADR	-	American Depositary Receipt
GUKG5	-	UK Govt Bonds 5 Year Note Generic Bid Yield
MTN	-	Medium Term Note
SPDR	-	Standard & Poor’s Depository Receipts
US0003M	-	3 Month US Dollar LIBOR
USISDA05	-	5 Year ICE Swap Rate

*	Non-income producing security.
^	This security or a partial position of this security was on loan as of March 31, 2018. The total value of securities on loan as of March 31, 2018, was $15,120,091.
+	The principal amount is disclosed in local currency and the fair value is disclosed in U.S. Dollars.

Continued

AZL BlackRock Global Allocation Fund

Consolidated Schedule of Portfolio Investments

March 31, 2018 (Unaudited)

(a)	Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investors. The sub-adviser has deemed these securities to be illiquid based on procedures approved by the Board of Trustees. As of March 31, 2018, these securities represent 1.98% of the net assets of the fund.
(b)	Security was valued using unobservable inputs in good faith pursuant to procedures approved by the Board of Trustees as of March 31, 2018. The total of all such securities represent 1.69% of the net assets of the fund.
(c)	The sub-adviser has deemed these securities to be illiquid based on procedures approved by the Board of Trustees. As of March 31, 2018, these securities represent 0.07% of the net assets of the Fund.
(d)	Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investors. The sub-adviser has deemed these securities to be liquid based on procedures approved by the Board of Trustees.
(e)	Defaulted bond.
(f)	Principal amount is stated in 1,000 Brazilian Real Units.
(g)	Principal amount is stated in 100 Mexican Peso Units.
(h)	All or a portion of these securities are held by the AZL Cayman Global Allocation Fund I, Ltd. (the “Subsidiary”).
(i)	All or a portion of this security has been pledged as collateral for open derivative positions.
(j)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before March 31, 2018.
(k)	The rate represents the effective yield at March 31, 2018.

Amounts shown as “—” are $0 or round to less than $1.

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investments as of March 31, 2018:

Country	Percentage
Argentina	1.0%
Australia	1.7%
Belgium	0.4%
Bermuda	— %^
Brazil	1.9%
Canada	1.3%
Cayman Islands	— %^
Chile	— %^
China	0.6%
Czech Republic	— %^
Denmark	— %^
European Community	0.1%
Finland	0.1%
France	2.0%
Germany	1.8%
Guernsey	— %^
Hong Kong	0.8%
India	1.2%
Indonesia	0.1%
Ireland (Republic of)	— %^
Israel	— %^
Italy	1.5%
Japan	9.4%
Jersey	0.1%
Liberia	— %^
Luxembourg	0.1%
Malaysia	— %^
Mexico	1.3%
Netherlands	1.5%
Norway	— %^
Panama	— %^
Poland	1.1%
Portugal	0.1%
Republic of Korea (South)	0.7%
Singapore	0.3%
South Africa	— %^
Spain	0.3%
Sweden	— %^
Switzerland	1.3%
Taiwan, Province Of China	0.7%
Thailand	0.2%
Turkey	— %^
United Arab Emirates	0.4%
United Kingdom	2.5%
United States	65.5%

100.0%

^	Represents less than 0.05%.

Continued

AZL BlackRock Global Allocation Fund

Consolidated Schedule of Portfolio Investments

March 31, 2018 (Unaudited)

Futures Contracts

Cash of $201,430 has been segregated to cover margin requirements for the following open contracts as of March 31, 2018:

Short Futures

Description	Expiration Date	Number of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)
DJ EURO STOXX 50 June Futures (Euro)	6/15/18	3	(121,098)	$719
NASDAQ 100 E-Mini June Futures (U.S. Dollar)	6/15/18	20	(2,637,600)	188,714
Nikkei 225 Index June Futures (Japanese Yen)	6/7/18	58	(5,853,699)	(51,249)
S&P 500 Index E-Mini June Futures (U.S. Dollar)	6/15/18	11	(1,453,650)	60,806

				$198,990

Long Futures

Description	Expiration Date	Number of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)
Mini MSCI Emerging Markets Index June Futures (U.S. Dollar)	6/15/18	17	1,009,630	$(33,034)

				$(33,034)

Total Net Futures Contracts				$165,956

Option Contracts

At March 31, 2018, the Fund’s over-the-counter options purchased were as follows:

Description	Counterparty	Put/ Call	Strike Price	Expiration Date	Contracts	Notional Amount(a)	Fair Value
BP plc	UBS Warburg	Call	40.00 USD	1/18/19	33,891	$1,355,640	$103,248
Chevron Corp.	UBS Warburg	Call	125.00 USD	1/18/19	10,746	1,343,250	45,105
Conocophilips	UBS Warburg	Call	52.50 USD	1/18/19	17,866	937,965	175,167
EURO STOXX 50 Index	Deutsche Bank	Call	3426.55 EUR	9/21/18	106	363,214	8,781
Exxon Mobil Corp.	UBS Warburg	Call	95.00 USD	1/18/19	7,306	694,070	2,980
Occidental Petroleum Corp.	UBS Warburg	Call	75.00 USD	1/18/19	15,702	1,177,650	26,054
Royal Dutch Shell plc	UBS Warburg	Call	60.00 USD	1/18/19	19,345	1,160,700	113,288
S&P 500 Index	Citigroup	Call	2875.00 USD	4/20/18	665	1,911,875	566
S&P 500 Index	Morgan Stanley	Call	2875.00 USD	4/20/18	532	1,529,500	453
Schlumberger, Ltd.	UBS Warburg	Call	90.00 USD	1/18/19	10,576	951,840	5,547
SPDR Gold Shares(b)	Morgan Stanley	Call	130.00 USD	6/15/18	13,452	1,748,760	17,601
SPDR Gold Shares(b)	JPMorgan Chase	Call	127.00 USD	6/29/18	8,072	1,025,144	20,349
SPDR Gold Shares(b)	JPMorgan Chase	Call	129.00 USD	7/20/18	4,848	625,392	10,525
SPDR Gold Shares(b)	JPMorgan Chase	Call	130.00 USD	7/20/18	4,846	629,980	9,091
SPDR Gold Trust(b)	Morgan Stanley	Call	127.00 USD	4/20/18	6,728	854,456	5,140
SPDR Gold Trust(b)	Societe Generale	Call	128.50 USD	5/18/18	13,448	1,728,068	14,728
SPDR Gold Trust(b)	Morgan Stanley	Call	129.00 USD	5/18/18	10,777	1,390,233	10,465
Suncor Energy, Inc.	UBS Warburg	Call	35.00 USD	1/18/19	22,818	798,630	59,354
Total SA	UBS Warburg	Call	60.00 USD	1/18/19	23,303	1,398,180	55,167

Total (Cost $563,735)							$683,609

At March 31, 2018, the Fund’s over-the-counter options written were as follows:

Description	Counterparty	Put/ Call	Strike Price	Expiration Date	Contracts	Notional Amount(a)	Fair Value
Apple, Inc.	Barclays Bank	Call	160.00 USD	1/18/19	2,690	$430,400	$(55,245)
Comcast Corp.	Citigroup	Call	36.25 USD	1/18/19	11,466	415,643	(27,678)
Comcast Corp.	Citigroup	Call	40.00 USD	1/18/19	10,766	430,640	(13,597)
DowDuPont, Inc.	Barclays Bank	Call	70.00 USD	1/18/19	5,957	416,990	(17,774)
FleetCor Technologies, Inc.	Barclays Bank	Call	180.00 USD	1/18/19	1,321	237,780	(46,624)
Gilead Sciences, Inc.	UBS Warburg	Call	80.00 USD	1/18/19	5,199	415,920	(28,188)

Microsoft Corp.	Barclays Bank	Call	90.00 USD	1/18/19	4,767	429,030	(45,373)
Pioneer Natural Resources Co.	UBS Warburg	Call	165.00 USD	1/18/19	2,826	466,290	(69,167)
SPDR Gold Shares(b)	Societe Generale	Call	145.00 USD	6/15/18	135	19,575	(1,946)

See accompanying notes to the schedules of portfolio investments.

AZL BlackRock Global Allocation Fund

Consolidated Schedule of Portfolio Investments

March 31, 2018 (Unaudited)

United Continental Holdings, Inc.	Deutsche Bank	Call	75.00 USD	1/18/19	3,469	260,175	(22,194)
BP plc	UBS Warburg	Put	25.00 USD	1/18/19	33,891	847,275	(7,667)
Chevron Corp.	UBS Warburg	Put	80.00 USD	1/18/19	10,746	859,680	(12,713)
Conocophilips	UBS Warburg	Put	35.00 USD	1/18/19	17,866	625,310	(5,425)
EURO STOXX 50 Index	Deutsche Bank	Put	2586.07 EUR	9/21/18	106	274,123	(2,374)
Exxon Mobil Corp.	UBS Warburg	Put	60.00 USD	1/18/19	7,306	438,360	(9,361)
Occidental Petroleum Corp.	UBS Warburg	Put	45.00 USD	1/18/19	15,702	706,590	(11,056)
Schlumberger, Ltd.	UBS Warburg	Put	60.00 USD	1/18/19	10,576	634,560	(42,718)
Suncor Energy, Inc.	UBS Warburg	Put	25.00 USD	1/18/19	22,818	570,450	(11,374)

Total (Premiums $576,172)							$(430,474)

At March 31, 2018, the Fund’s exchange traded options purchased were as follows:

Description	Put/ Call	Strike Price	Expiration Date	Contracts	Notional Amount(a)	Fair Value
SPDR Gold Shares(b)	Call	125.50 USD	4/20/18	135	$16,943	$19,170
SPDR Gold Shares(b)	Call	128.00 USD	7/20/18	81	10,368	20,007

Total (Cost $37,794)						$39,177

At March 31, 2018, the Fund’s exchange traded options written were as follows:

Description	Put/ Call	Strike Price	Expiration Date	Contracts	Notional Amount(a)	Fair Value
SPDR Gold Shares(b)	Put	118.00 USD	7/20/18	81	$9,558	$(3,564)

Total (Premiums $3,302)						$(3,564)

At March 31, 2018, the Fund’s over-the-counter currency options purchased were as follows:

Description	Counterparty	Put/ Call	Strike Price	Expiration Date	Notional Amount	Fair Value
British Pound Call Currency Option (GBP/USD)	BNP Paribas	Call	1.41 GBP	6/14/18	53,256	$120,328
European Dollar Call Currency Option (EUR/USD)	Barclays Bank	Call	1.19 EUR	5/18/18	53,161	244,018

Total (Cost $204,178)						$364,346

At March 31, 2018, the Fund’s over-the-counter currency options written were as follows:

Description	Counterparty	Put/ Call	Strike Price	Expiration Date	Notional Amount	Fair Value
British Pound Call Currency Option (USD/GBP)	BNP Paribas	Call	1.46 GBP	6/14/18	(53,256)	$(28,052)
South African Rand Call Currency Option (USD/ZAR)	Goldman Sachs	Call	12.50 USD	6/14/18	(13,314)	(13,185)
British Pound Put Currency Option (USD/GBP)	BNP Paribas	Put	1.35 GBP	6/14/18	(53,256)	(23,645)

Total (Premiums $80,408)						$(64,882)

At March 31, 2018, the Fund’s open over-the-counter interest rate swaptions purchased were as follows:

Description and terms of payments to be received from another party	Description and terms of payments to be paid to another party	Expiration Date	Counterparty	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Fixed 1.07% Semi-annually	6-Month Japanese Yen LIBOR Rate BBA Semi-annually	4/4/18	Deutsche Bank	1,006,980 JPY	$—	$(21,147)
Fixed 2.15% Semi-annually	3-Month U.S. Dollar LIBOR BBA Quarterly	4/24/18	Goldman Sachs	2,680 USD	531	(183,836)
Fixed 2.75% Quarterly	3-Month U.S. Dollar LIBOR BBA Quarterly	5/2/18	Goldman Sachs	126 USD	30,569	(30,522)
Fixed 2.91% Semi-annually	3-Month U.S. Dollar LIBOR BBA Quarterly	6/1/18	Goldman Sachs	1,077 USD	62,231	(1,043)
Fixed 2.42% Semi-annually	3-Month U.S. Dollar LIBOR BBA Quarterly	7/9/18	Goldman Sachs	1,077 USD	30,906	(60,614)

Total (Cost $421,399)					$124,237	$(297,162)

See accompanying notes to the schedules of portfolio investments.

AZL BlackRock Global Allocation Fund

Consolidated Schedule of Portfolio Investments

March 31, 2018 (Unaudited)

At March 31, 2018, the Fund’s open over-the-counter interest rate swaptions written were as follows:

Description and terms of payments to be received from another party	Description and terms of payments to be paid to another party	Expiration Date	Counterparty	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Fixed 1.9% Semi-annually	3-Month U.S. Dollar LIBOR BBA Quarterly	4/24/18	Goldman Sachs	(2,680) USD	$(49)	$78,736
Fixed 2.4% Semi-annually	3-Month U.S. Dollar LIBOR BBA Quarterly	4/24/18	Goldman Sachs	(1,340) USD	(198,207)	(132,821)
Fixed 2.50% Quarterly	3-Month U.S. Dollar LIBOR BBA Quarterly	5/2/18	Goldman Sachs	(575) USD	(61,447)	(18,670)
Fixed 2.66% Semi-annually	3-Month U.S. Dollar LIBOR BBA Quarterly	6/1/18	Goldman Sachs	(1,616) USD	(31,607)	7,716
Fixed 2.82% Quarterly	3-Month U.S. Dollar LIBOR BBA Quarterly	7/9/18	Goldman Sachs	(1,077) USD	(118,515)	(53,913)

Total (Premiums $290,873)					$(409,825)	$(118,952)

Forward Currency Contracts

At March 31, 2018, the Fund’s open forward currency contracts were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
Short Contracts:
U.S. Dollar	33,069	European Euro	26,866	Brown Brothers Harriman	4/4/18	$7
U.S. Dollar	113,209	British Pound	80,667	Morgan Stanley	4/4/18	31
U.S. Dollar	427,691	Australian Dollar	550,000	Citigroup	4/6/18	5,345
U.S. Dollar	948,130	Mexican Peso	18,586,000	UBS Warburg	4/12/18	(72,576)
U.S. Dollar	1,060,911	Australian Dollar	1,395,000	Deutsche Bank	4/13/18	(10,311)
U.S. Dollar	2,404,214	Australian Dollar	3,006,000	Goldman Sachs	4/26/18	95,901
U.S. Dollar	1,436,297	European Euro	1,159,000	UBS Warburg	5/21/18	5,148
U.S. Dollar	371,244	European Euro	300,000	UBS Warburg	5/21/18	800

						$24,345

Long Contracts:
Australian Dollar	2,061,806	U.S. Dollar	1,585,982	Goldman Sachs	4/26/18	$(2,718)
British Pound	773,000	U.S. Dollar	1,084,510	JPMorgan Chase	5/10/18	1,617
British Pound	769,000	U.S. Dollar	1,077,999	JPMorgan Chase	5/18/18	2,856
British Pound	797,000	U.S. Dollar	1,118,219	JPMorgan Chase	5/24/18	2,262
European Euro	78,811	U.S. Dollar	97,080	State Street	4/3/18	(99)
European Euro	1,633,000	U.S. Dollar	1,931,676	UBS Warburg	4/12/18	79,098
European Euro	784,000	U.S. Dollar	971,518	UBS Warburg	5/21/18	(3,424)
European Euro	1,590,000	U.S. Dollar	1,984,209	UBS Warburg	6/14/18	(17,029)
European Euro	852,000	Polish Zloty	3,594,332	Deutsche Bank	6/15/18	2,098
European Euro	1,221,000	U.S. Dollar	1,521,091	UBS Warburg	6/15/18	(10,317)
European Euro	1,872,000	U.S. Dollar	2,338,952	Barclays Bank	6/29/18	(19,910)
European Euro	1,872,000	U.S. Dollar	2,342,209	Deutsche Bank	7/13/18	(20,575)
European Euro	1,872,000	U.S. Dollar	2,343,360	Goldman Sachs	7/20/18	(20,430)
European Euro	1,872,000	U.S. Dollar	2,345,185	BNP Paribas	7/27/18	(20,959)
European Euro	1,872,000	U.S. Dollar	2,346,135	UBS Warburg	8/3/18	(20,611)
Japanese Yen	28,494,146	U.S. Dollar	267,508	State Street	4/3/18	370
Japanese Yen	196,050,000	U.S. Dollar	1,768,981	Deutsche Bank	4/12/18	75,165
Japanese Yen	196,050,000	U.S. Dollar	1,770,531	BNP Paribas	4/19/18	74,431
Japanese Yen	186,750,000	U.S. Dollar	1,686,215	JPMorgan Chase	4/20/18	71,339
Japanese Yen	112,914,000	U.S. Dollar	1,071,585	Barclays Bank	6/8/18	(5,342)
Japanese Yen	134,517,000	U.S. Dollar	1,270,835	Goldman Sachs	6/14/18	(28)
Norwegian Krone	6,484,000	U.S. Dollar	836,580	Morgan Stanley	4/27/18	(8,357)
Swedish Krona	8,875,919	European Euro	882,000	Deutsche Bank	6/21/18	(21,784)
Swedish Krona	8,695,763	European Euro	853,000	BNP Paribas	6/29/18	(7,602)

						$130,051

See accompanying notes to the schedules of portfolio investments.

AZL BlackRock Global Allocation Fund

Consolidated Schedule of Portfolio Investments

March 31, 2018 (Unaudited)

Swap Agreements

At March 31, 2018, the Fund’s open centrally cleared credit default swap agreements (buy protection) were as follows:

Description	Clearing Agent	Payment Frequency	Implied Credit Spread at March 31, 2018(c)	Expiration Date	Notional Amount(d)	Fixed Rate	Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX North America High Yield Index Swap Agreement with Series 29	Bank of America	Quarterly	3.07%	12/20/22	$325,609	5.00%	$(21,027)	$(23,863)	$2,836

							$(21,027)	$(23,863)	$2,836

At March 31, 2018, the Fund’s open over-the-counter variance swap agreements were as follows:

Reference Entity	Counterparty	Strike Price	Expiration Date	Notional Amount	Upfront Premiums Paid/ (Received)	Amount at Value	Unrealized Appreciation/ (Depreciation)
5yr-30yr Constant Maturity Swap Capital	Goldman Sachs	$0.31	11/6/18	$8,330,000	$25,545	$1,767	$(23,778)

					$25,545	$1,767	$(23,778)

Total (Premiums $25,545)

At March 31, 2018, the Fund’s open over-the-counter currency swap agreements were as follows:

Pay/ Receive Floating Rate	Fixed Rate	Expiration Date	Counterparty	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Pay	2.012%	10/15/18	Bank of America	273,450,000 JPY	$66,196	$66,196

					$66,196	$66,196

See accompanying notes to the schedules of portfolio investments.

AZL BlackRock Global Allocation Fund

Consolidated Schedule of Portfolio Investments

March 31, 2018 (Unaudited)

At March 31, 2018, the Fund’s open centrally cleared interest rate swap agreements were as follows:

Description and terms of payments to be received from another party	Description and terms of payments to be paid to another party	Expiration Date	Clearing Agent	Notional Amount		Upfront Premiums Paid/ (Received)	Value	Unrealized Appreciation/ (Depreciation)
6-Month Euro Interbank Offer Rate (EURIBOR) Semi-annually	Fixed 0.415% Annually	3/7/23	Bank of America	4,684,846	EUR	$56	$(18,733)	$(18,789)
Fixed 2.403% Semi-annually	3-Month U.S. Dollar LIBOR BBA Quarterly	3/7/23	Bank of America	5,293,612	USD	61	(74,940)	(75,001)
6-Month Euro Interbank Offer Rate (EURIBOR) Semi-annually	Fixed 0.340% Semi-annually	6/14/23	Bank of America	4,569,918	EUR	61	22,288	22,227
Fixed 2.33% Semi-annually	3-Month U.S. Dollar LIBOR BBA Quarterly	6/14/23	Bank of America	5,698,956	USD	66	(110,561)	(110,627)
6-Month Euro Interbank Offer Rate (EURIBOR) Semi-annually	Fixed 0.373% Annually	8/15/26	Bank of America	1,778,707	EUR	28	71,221	71,193
Fixed 2.728% Semi-annually	3-Month U.S. Dollar LIBOR BBA Quarterly	7/25/28	Bank of America	3,072,000	USD	53	(29,658)	(29,711)
6-Month Euro Interbank Offer Rate (EURIBOR) Semi-annually	Fixed 1.078% Annually	7/25/28	Bank of America	2,156,000	EUR	46	(12,558)	(12,604)

							$(152,941)	$(153,312)

See accompanying notes to the schedules of portfolio investments.

AZL BlackRock Global Allocation Fund

Consolidated Schedule of Portfolio Investments

March 31, 2018 (Unaudited)

At March 31, 2018, the Fund’s open over-the-counter total return swap agreements were as follows:

Pay/ Receive	Financing Rate	Description	Expiration Date	Counterparty	Notional Amount	Unrealized Appreciation/ (Depreciation)
Pay	0.00%	EURO STOXX 50 Index Dividends December Futures	12/20/19	BNP Paribas SA	122,040 EUR	$34,104
Pay	0.00%	EURO STOXX 50 Index Dividends December Futures	12/20/19	BNP Paribas SA	131,430 EUR	37,905
Pay	0.00%	EURO STOXX 50 Index Dividends December Futures	12/27/19	BNP Paribas SA	92,430 EUR	24,471
Pay	0.00%	EURO STOXX 50 Index Dividends December Futures	12/17/20	BNP Paribas SA	51,650 EUR	11,749
Pay	0.00%	EURO STOXX 50 Index Dividends December Futures	12/18/20	BNP Paribas SA	67,410 EUR	25,578
Pay	0.00%	EURO STOXX 50 Index Dividends December Futures	12/18/20	BNP Paribas SA	28,860 EUR	10,999
Pay	0.00%	EURO STOXX 50 Index Dividends December Futures	12/18/20	BNP Paribas SA	28,920 EUR	10,925
Pay	0.00%	EURO STOXX 50 Index Dividends December Futures	12/18/20	BNP Paribas SA	106,900 EUR	23,499
Pay	0.00%	EURO STOXX 50 Index Dividends December Futures	12/18/20	BNP Paribas SA	106,700 EUR	39,246
Pay	0.00%	EURO STOXX 50 Index Dividends December Futures	12/18/20	BNP Paribas SA	28,800 EUR	11,073
Pay	0.00%	EURO STOXX 50 Index Dividends December Futures	12/18/20	BNP Paribas SA	29,100 EUR	10,704
Pay	0.00%	EURO STOXX 50 Index Dividends December Futures	12/17/21	BNP Paribas SA	53,400 EUR	9,596
Pay	0.00%	EURO STOXX 50 Index Dividends December Futures	12/17/21	BNP Paribas SA	56,450 EUR	5,844
Pay	0.00%	EURO STOXX 50 Index Dividends December Futures	12/17/21	BNP Paribas SA	59,750 EUR	1,784
Pay	0.00%	EURO STOXX 50 Index Dividends December Futures	12/17/21	BNP Paribas SA	36,240 EUR	591
Pay	0.00%	EURO STOXX 50 Index Dividends December Futures	12/16/22	BNP Paribas SA	55,400 EUR	4,675
Pay	0.00%	EURO STOXX 50 Index Dividends December Futures	12/16/22	BNP Paribas SA	126,610 EUR	4,466
Pay	0.00%	EURO STOXX 50 Index Dividends December Futures	12/16/22	BNP Paribas SA	32,850 EUR	3,285
Pay	0.00%	EURO STOXX 50 Index Dividends December Futures	12/21/22	BNP Paribas SA	54,450 EUR	5,844
Pay	0.00%	EURO STOXX 50 Index Dividends December Futures	12/15/23	BNP Paribas SA	79,520 EUR	775
Pay	0.00%	EURO STOXX 50 Index Dividends December Futures	12/15/23	BNP Paribas SA	80,745 EUR	(732)
Pay	0.00%	NIKKEI 225 Dividend Index E-Mini April Futures	4/3/23	JPMorgan Chase	4,280,000 JPY	3,656
Pay	0.00%	NIKKEI 225 Dividend Index E-Mini March Futures	4/2/18	BNP Paribas SA	19,830,600 JPY	23,850
Pay	0.00%	NIKKEI 225 Dividend Index E-Mini March Futures	4/2/18	BNP Paribas SA	20,025,000 JPY	22,023
Pay	0.00%	NIKKEI 225 Dividend Index E-Mini March Futures	3/29/19	BNP Paribas SA	10,312,500 JPY	23,334
Pay	0.00%	NIKKEI 225 Dividend Index E-Mini March Futures	3/29/19	BNP Paribas SA	10,560,000 JPY	21,008
Pay	0.00%	NIKKEI 225 Dividend Index E-Mini March Futures	3/29/19	BNP Paribas SA	20,514,000 JPY	47,711
Pay	0.00%	NIKKEI 225 Dividend Index E-Mini March Futures	3/31/20	BNP Paribas SA	13,960,000 JPY	37,673
Pay	0.00%	NIKKEI 225 Dividend Index E-Mini March Futures	3/31/20	BNP Paribas SA	17,000,000 JPY	51,320
Pay	0.00%	NIKKEI 225 Dividend Index E-Mini March Futures	4/1/20	BNP Paribas SA	10,488,000 JPY	28,085
Pay	0.00%	NIKKEI 225 Dividend Index E-Mini March Futures	3/31/21	BNP Paribas SA	3,880,000 JPY	6,890
Pay	0.00%	NIKKEI 225 Dividend Index E-Mini March Futures	3/31/21	BNP Paribas SA	15,520,000 JPY	27,559
Pay	0.00%	NIKKEI 225 Dividend Index E-Mini March Futures	3/31/21	BNP Paribas SA	3,855,000 JPY	7,125
Pay	0.00%	NIKKEI 225 Dividend Index E-Mini March Futures	3/31/21	BNP Paribas SA	4,215,000 JPY	3,741
Pay	0.00%	NIKKEI 225 Dividend Index E-Mini March Futures	3/31/21	BNP Paribas SA	7,655,000 JPY	14,766
Pay	0.00%	NIKKEI 225 Dividend Index E-Mini March Futures	3/31/22	BNP Paribas SA	7,950,000 JPY	13,648
Pay	0.00%	NIKKEI 225 Dividend Index E-Mini March Futures	3/31/22	BNP Paribas SA	7,970,000 JPY	13,460

See accompanying notes to the schedules of portfolio investments.

AZL BlackRock Global Allocation Fund

Consolidated Schedule of Portfolio Investments

March 31, 2018 (Unaudited)

Pay	0.00%	NIKKEI 225 Dividend Index E-Mini March Futures	3/31/22	BNP Paribas SA	4,260,000 JPY	$4,145
Pay	0.00%	NIKKEI 225 Dividend Index E-Mini March Futures	3/31/22	BNP Paribas SA	15,720,000 JPY	28,988
Pay	0.00%	NIKKEI 225 Dividend Index E-Mini March Futures	3/31/23	BNP Paribas SA	4,230,000 JPY	4,126
Pay	0.00%	S&P 500 Index Dividends December Futures	12/21/18	BNP Paribas SA	257,125 USD	38,775
Pay	0.00%	S&P 500 Index Dividends December Futures	12/18/20	Goldman Sachs	107,944 USD	28,069
Pay	0.00%	S&P 500 Index Dividends December Futures	12/17/21	BNP Paribas SA	133,513 USD	39,875

						$766,208

(a)	Notional amount is expressed as the number of contracts multiplied by the strike price of the underlying asset.
(b)	All or a portion of these securities are held by the AZL Cayman Global Allocation Fund I, Ltd. (the “Subsidiary”).
(c)	Implied credit spread, represented in absolute terms, utilized in determining the market value of the credit default swap agreements as of period end will serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a referenced entity reflects the cost of buying/selling protection and may include upfront or daily payments required to be made to enter into the agreement. Generally, wider credit spreads represent a perceived deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the swap agreement.
(d)	The notional amount represents the maximum potential amount the Fund could be required to make as a seller of credit protection if a credit event occurs, as defined under the terms of the swap agreement.

See accompanying notes to the schedules of portfolio investments.

AZL DFA Emerging Markets Core Equity Fund

Schedule of Portfolio Investments

March 31, 2018 (Unaudited)

Shares		Fair Value
Common Stocks (99.4%):
Aerospace & Defense (0.2%):
10,000	Aerospace Industrial Development Corp.	$11,782
1,236	Aselsan Elektronik Sanayi Ve Ticaret AS	9,628
20,000	AviChina Industry & Technology Co., Ltd.	14,189
10,593	Bharat Electronics, Ltd.	23,250
2,973	Embraer SA, ADR	77,298
650	Korea Aerospace Industries, Ltd.	30,669
420	Lig Nex1 Co., Ltd.	18,349
174	S&T Dynamics Co., Ltd.*	1,285
538	Samsung Techwin Co., Ltd.*	14,696

		201,146

Air Freight & Logistics (0.1%):
39	Blue Dart Express, Ltd.	2,267
513	Hanjin Transportation Co., Ltd.	11,146
247	Hyundai Glovis Co., Ltd.	42,374
26,000	Sinotrans, Ltd.	14,419

		70,206

Airlines (0.8%):
20,000	Air China, Ltd.	25,781
34,900	AirAsia Berhad	36,132
3,987	Asiana Airlines, Inc.*	17,964
39,400	Bangkok Airways Public Co., Ltd.	18,050
15,130	Cebu Air, Inc.	27,445
70,000	China Airlines, Ltd.*	25,841
26,000	China Eastern Airlines Corp., Ltd., Class H	19,121
18,000	China Southern Airlines Co., Ltd., Class H	18,954
14,200	Controladora Vuela Compania de Aviacion SAB de C.V., Class A*	11,445
49,749	Eva Airways Corp.	25,658
3,400	Gol Linhas Aereas Inteligentes SA	22,299
472	Hanjin Kal Corp.	8,803
1,305	Korean Air Lines Co., Ltd.	40,329
2,603	Latam Airlines Group SA, ADR	40,060
2,481	Pegasus Hava Tasimaciligi As*	22,532
37,400	Thai Airways International Public Co., Ltd.*	18,356
16,783	Turk Hava Yollari Anonim Ortakligi*	82,661

		461,431

Auto Components (1.4%):
6,717	Apollo Tyres, Ltd.	28,716
2,736	Balkrishna Industries, Ltd.	45,116
4,296	Bharat Forge, Ltd.	46,355
50	Bosch, Ltd.	13,866
855	Ceat, Ltd.	19,881
22,000	Chaowei Power Holdings, Ltd.	11,958
28,000	Cheng Shin Rubber Industry Co., Ltd.	45,746
1,100	Cub Elecparts, Inc.	15,461
5,000	Depo Auto Parts Industries Co., Ltd.	14,530
6,474	Exide Industries, Ltd.	22,224
367	Global & Yuasa Battery Co., Ltd.	11,107
1,065	Hankook Tire Co., Ltd.	52,723
5,319	Hota Industrial Manufacturing Co., Ltd.	22,839
3,000	Hu Lane Associate, Inc.	14,920
403	Hyundai Mobis Co., Ltd.	96,227
434	Hyundai Wia Corp.	22,484
13,923	Kenda Rubber Industrial Co., Ltd.	17,562
3,107	Kumho Tire Co., Inc.*	10,381
126	Mando Corp.	27,257
133	Mando Corp.	6,174
4,946	Metair Investments, Ltd.	9,632

Shares		Fair Value
Common Stocks, continued
Auto Components, continued
8,000	Minth Group, Ltd.	$36,675
9,355	Motherson Sumi Systems, Ltd.	44,884
33	Mrf, Ltd.	37,026
13,000	Nan Kang Rubber Tire Co., Ltd.	11,483
446	Nexen Tire Corp.	5,211
15,000	Nexteer Automotive Group, Ltd.	22,914
5,900	Rassini, S.A.B. de C.V., Class A	13,266
737	SL Corp.	14,586
21,840	Sri Trang Agro-Industry Public Co., Ltd.	7,718
115	Sundaram-Clayton, Ltd.	8,520
1,653	Sungwoo Hitech Co., Ltd.	9,839
1,581	TI Financial Holdings, Ltd.	15,922
24,000	Tianneng Power International, Ltd.	28,724
10,000	Tong Yang Industry Co., Ltd.	18,084
1,581	Tube Investments of India, Ltd.	5,423
2,000	Tung Thih Electronic Co., Ltd.	8,666
11,000	TYC Brother Industrial Co., Ltd.	11,735
26	WABCO India, Ltd.	3,198

		859,033

Automobiles (1.7%):
19,500	Baic Motor Corp., Ltd.(a)	24,139
829	Bajaj Auto, Ltd.	35,018
12,000	Brilliance China Automotive Holdings, Ltd.	25,240
4,000	BYD Co., Ltd., Class H	31,521
14,000	China Motor Corp.	13,224
32,000	Dongfeng Motor Corp., Series H	37,339
10,700	DRB-HICOM Berhad	6,688
1,334	Ford Otomotiv Sanayi AS	20,871
49,000	Geely Automobile Holdings, Ltd.	143,124
28,500	Great Wall Motor Co.	28,806
10,000	Guangzhou Automobile Group Co., Ltd.	18,576
530	Hero MotoCorp, Ltd.	28,921
814	Hyundai Motor Co.	110,070
2,964	Kia Motors Corp.	88,875
4,589	Mahindra & Mahindra, Ltd., GDR	52,828
905	Maruti Suzuki India, Ltd.	123,645
214,000	PT Astra International Tbk	114,017
10,000	Sanyang Industry Co., Ltd.	7,393
22,088	Tata Motors, Ltd.*	112,169
2,816	Tvs Motor Co., Ltd.	26,815
8,400	UMW Holdings Berhad*	13,164
18,000	Yulon Motor Co., Ltd.	14,011

		1,076,454

Banks (11.4%):
128,000	Agricultural Bank of China, Ltd.	73,611
5,046	Akbank T.A.S.	12,243
1,674	Alior Bank SA*	36,044
28,700	Alliance Financial Group Berhad	31,874
21,400	AMMB Holdings Berhad	21,533
1,660	Axis Bank, Ltd., GDR	66,019
4,041	Banco ABC Brasil SA	22,158
6,055	Banco Bradesco SA	71,097
23,569	Banco Bradesco SA, ADR	279,999
440	Banco Davivienda SA	4,745
570	Banco de Credito e Inversiones	42,319
3,400	Banco do Brasil SA	42,580
5,800	Banco do Esrado do Rio Grande do Sul SA, Class B	35,615
1,391	Banco Santander Brasil SA	16,856
1,433	Banco Santander Chile, ADR	48,020
2,961	Banco Santander Mexico, ADR	21,230
790	Bancolombia SA, ADR	33,195
11,490	Bank Millennium SA	27,690

Continued

AZL DFA Emerging Markets Core Equity Fund

Schedule of Portfolio Investments

March 31, 2018 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Banks, continued
8,715	Bank of Baroda	$19,145
228,000	Bank of China, Ltd.	123,919
32,000	Bank of Communications Co., Ltd., Class H	25,280
3,440	Bank of the Philippine Islands	7,749
502	Bank Pekao SA	18,114
341	Bank Zachodni WBK SA	36,126
5,609	Banregio Grupo Financiero SAB de C.V.	34,537
11,751	Barclays Africa Group, Ltd.	188,809
8,638	BDO Unibank, Inc.	23,093
5,251	BNK Financial Group, Inc.	52,667
2,317	Canara Bank, Ltd.	9,540
384	Capitec Bank Holdings, Ltd.	28,308
54,781	Chang Hwa Commercial Bank	31,816
16,100	China Banking Corp.	10,878
34,000	China Citic Bank Co., Ltd.	23,452
403,000	China Construction Bank	418,769
94,000	China Development Financial Holding Corp.	33,477
16,500	China Merchants Bank Co., Ltd.	68,449
30,500	China Minsheng Banking Corp., Ltd.	29,917
159,944	Chinatrust Financial Holding Co., Ltd.	115,565
32,000	Chongqing Rural Commercial Bank Co., Ltd.	24,707
18,465	CIMB Group Holdings Berhad	34,378
368,300	CIMB Thai Bank PCL	12,635
4,293	City Union Bank, Ltd.	11,434
10,079	Commercial International Bank Egypt SAE, GDR	51,235
1,120	Credicorp, Ltd.	254,285
8,352	Dcb Bank, Ltd.	20,994
2,129	DGB Financial Group, Inc.	23,425
67,782	E.Sun Financial Holding Co., Ltd.	45,843
9,000	EnTie Commercial Bank	4,168
80,262	Far Eastern International Bank	27,038
25,419	Federal Bank, Ltd.	35,234
83,346	First Financial Holdings Co., Ltd.	58,176
2,676	Grupo Aval Acciones y Valores SA, ADR	22,238
1,028	Grupo Elektra, SAB de C.V.	28,849
6,580	Grupo Financiero Banorte SAB de C.V.	40,230
11,195	Grupo Financiero Inbursa SAB de C.V., Class O	18,533
5,152	Grupo Financiero Interacciones SAB de C.V.	25,068
44,282	Grupo Security SA	22,381
2,580	Hana Financial Holdings Group, Inc.	110,816
3,884	Hong Leong Bank Berhad	18,900
6,680	Hong Leong Financial Group Berhad	33,308
45,396	Hua Nan Financial Holdings Co., Ltd.	27,393
11,167	ICICI Bank, Ltd.	47,989
14,310	IDFC Bank, Ltd.	10,444
2,401	Indian Bank	11,118
1,203	IndusInd Bank, Ltd.	33,378
356,000	Industrial & Commercial Bank of China	308,720
3,544	Industrial Bank of Korea (IBK)	52,086
412	ING Bank Slaski SA	23,758
2,289	Itau Corpbanca, ADR^	33,534
39,597	Itau Unibanco Banco Multiplo SA, ADR	617,712
3,960	Itau Unibanco Holding SA	54,104
4,150	JB Financial Group Co., Ltd.	23,780

Shares		Fair Value
Common Stocks, continued
Banks, continued
9,906	Karnataka Bank, Ltd.	$17,578
7,639	Karur Vysya Bank, Ltd.	11,821
8,400	Kasikornbank Public Co., Ltd.	57,094
873	KB Financial Group, Inc.	50,537
1,280	KB Financial Group, Inc., ADR	74,163
9,300	Kiatnakin Bank Public Co., Ltd.	21,466
25,000	King’s Town Bank	31,856
620	Komercni Banka AS	28,312
1,814	Kotak Mahindra Bank, Ltd.	29,422
54,800	Krung Thai Bank Public Co., Ltd.	33,371
1,909	Kwangju Bank Co., Ltd.	19,592
124,300	LH Financial Group Public Co., Ltd.	6,494
34,161	Malayan Banking Berhad	93,092
234	mBank SA	28,682
64,871	Mega Financial Holdings Co., Ltd.	56,097
13,678	Metropolitan Bank & Trust(b)	22,581
2,005	Nedcor, Ltd.^	48,482
1,581	OTP Bank Nyrt	71,319
9,580	Philippine National Bank*	9,921
4,627	Powszechna Kasa Oszczednosci Bank Polski SA	54,767
40,800	PT Bank Central Asia Tbk	69,283
58,900	PT Bank Danamon Indonesia Tbk	29,529
90,400	PT Bank Mandiri Tbk	50,571
66,500	PT Bank Negara Indonesia Tbk	42,088
80,800	PT Bank Pan Indonesia Tbk*	6,298
76,400	PT Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk	11,462
368,000	PT Bank Rakyat Indonesia Tbk	96,607
123,400	PT Bank Tabungan Negara Tbk	34,156
30,800	Public Bank Berhad	192,173
1,589	RBL Bank, Ltd.(a)	11,757
19	RHB Capital Berhad(b)	25
9,510	Rizal Commercial Banking Corp.	8,314
11,873	Sberbank of Russia, ADR	221,432
3,341	Shinhan Finnancial Group Co., Ltd., ADR	141,659
7,800	Siam Commercial Bank Public Co., Ltd.	35,878
68,722	SinoPac Financial Holdings Co., Ltd.	24,455
53,375	South Indian Bank, Ltd.	18,757
10,368	Standard Bank Group, Ltd.	191,913
1,013	State Bank of India, GDR	39,134
81,435	Taichung Commercial Bank Co., Ltd.	28,586
92,830	Taishin Financial Holding Co., Ltd.	45,855
116,044	Taiwan Business Bank	34,777
70,534	Taiwan Cooperative Financial Holding Co., Ltd.	41,690
20,600	Thanachart Capital Public Co., Ltd.	34,346
3,859	The Jammu & Kashmir Bank, Ltd.*	3,587
20,734	Turkiye Garanti Bankasi AS	57,363
4,117	Turkiye Halk Bankasi AS	9,526
19,903	Turkiye Is Bankasi AS, Class C	36,029
36,629	Turkiye Sinai Kalkinma Bankasi AS	14,215
17,464	Turkiye Vakiflar Bankasi T.A.O., Class D	28,819
4,181	UCO Bank*	1,401
10,503	Union Bank of India	15,395
27,560	Union Bank of Taiwan	9,012
18,129	VTB Bank OJSC, GDR	35,545
5,313	Woori Bank	72,016
11,245	Yapi ve Kredi Bankasi AS	12,700
15,610	Yes Bank, Ltd.	74,061

		6,901,390

Beverages (1.1%):
44,269	Ambev SA, ADR	321,836

Continued

AZL DFA Emerging Markets Core Equity Fund

Schedule of Portfolio Investments

March 31, 2018 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Beverages, continued
2,470	Anadolu Efes Biracilik ve Malt Sanayii AS	$16,965
3,826	Arca Continental SAB de C.V.	26,461
8,100	Carlsberg Brewery Malaysia Berhad	39,575
11,333	China Resources Enterprises, Ltd.	49,560
2,108	Coca-Cola Icecek AS	19,252
845	Compania Cervecerias Unidas SA, ADR	24,851
763	Distell Group, Ltd.	8,838
1,016	Embotelladora Andina SA, Class B, ADR	29,738
80,400	Emperador, Inc.	11,478
706	Fomento Economico Mexicano SAB de C.V., ADR	64,550
7,400	Guinness Anchor Berhad	40,223
13,000	Hey Song Corp.	13,897
106	Muhak Co., Ltd.	1,721
2,000	Tsingtao Brewery Co., Ltd., Class H	10,545
1,491	United Breweries, Ltd.	22,049
925	United Spirits, Ltd.*	44,736
730	Vina Concha y Toro SA, ADR	31,025

		777,300

Biotechnology (0.5%):
9,500	3SBio, Inc.(a)	21,583
6,375	Biocon, Ltd.	58,382
37	Cell Biotech Co., Ltd.	1,692
447	Celltrion, Inc.*	131,983
519	Green Cross Holdings Corp.	19,557
92	Medy-Tox, Inc.	64,981

		298,178

Building Products (0.1%):
1,183	Blue Star, Ltd.	13,759
31,000	China Lesso Group Holdings, Ltd.	23,682
714	IS Dongseo Co., Ltd.	20,371
1,328	Kajaria Ceramics, Ltd.	11,694
55	KCC Corp.	17,250
241	LG Hausys, Ltd.	17,499
30,444	Taiwan Glass Industry Corp.*	18,082
9,577	Trakya Cam Sanayii AS	12,414

		134,751

Capital Markets (1.7%):
11,997	B3 SA- Brasil Bolsa Balcao*	97,292
15,800	Bursa Malaysia Berhad	44,916
79,000	Capital Securities Corp.	30,457
38,000	China Bills Finance Corp.	19,628
94,000	China Cinda Asset Management Co., Ltd., Class H	34,509
18,000	China Everbright, Ltd.	38,010
27,500	China Galaxy Securities Co.	18,447
6,000	Citic Securities Co., Ltd.	13,893
5,798	Coronation Fund Managers, Ltd.	39,568
883	Credit Analysis & Research, Ltd.	16,463
264	Crisil, Ltd.	7,666
4,413	Daewoo Securities Co., Ltd.	38,600
1,533	Daishin Securities Co., Ltd.	19,472
10,902	Edelweiss Financial Services, Ltd.	40,569
16,800	Haitong Securities Co., Ltd.	22,364
2,603	Hanwha Investment & Securities Co., Ltd.*	7,507
4,000	Huatai Securities Co., Ltd., Class H(a)	7,753
4,088	IIFL Holdings, Ltd.	44,972
2,072	Indiabulls Ventures, Ltd.*	7,899

Shares		Fair Value
Common Stocks, continued
Capital Markets, continued
388	Indiabulls Ventures, Ltd.(b)	$516
1,976	Investec, Ltd.	15,425
37,459	Jih Sun Financial Holdings Co., Ltd.	10,952
7,125	JM Financial, Ltd.	14,189
2,838	JSE, Ltd.	44,619
212	KIWOOM Securities Co., Ltd.	21,432
877	Korea Investment Holdings Co., Ltd.	68,578
5,845	Macquarie Korea Infrastructure Fund	48,231
38,295	MasterLink Securities Corp.	12,203
6,404	Meritz Securities Co., Ltd.	25,751
388	Motilal Oswal Financial Services, Ltd.	6,022
2,377	NH Investment & Securities Co., Ltd.	31,454
11,682	Peregrine Holdings, Ltd.	20,717
5,367	President Securities Corp.*	2,725
852	Samsung Securities Co., Ltd.	31,687
22	Shinyoung Securities Co., Ltd.	1,169
64,916	Waterland Financial Holdings Co., Ltd.	22,842
47,965	Yuanta Financial Holding Co., Ltd.	22,127
1,321	Yuanta Securities Korea Co., Ltd.*	5,632

		956,256

Chemicals (3.6%):
1,032	Aarti Industries, Ltd.	18,258
2,422	AECI, Ltd.	23,681
210	AK Holdings, Inc.	14,263
230	Akzo Nobel India, Ltd.	6,351
3,044	Asian Paints, Ltd.	52,499
641	Atul, Ltd.	25,755
2,900	Batu Kawan Berhad	13,643
2,536	Berger Paints India, Ltd.	10,019
4,552	Castrol (India), Ltd.	14,366
4,712	Chambal Fertilizers and Chemicals, Ltd.	12,027
50,000	China BlueChemical, Ltd., Class H	14,073
20,000	China General Plastics Corp.	21,587
64,000	China Man-Made Fiber Corp.*	21,042
53,000	China Petrochemical Development Corp.*	23,075
3,000	China Steel Chemical Corp.	15,775
14,757	China Synthetic Rubber Corp.	24,559
752	Ciech SA	12,993
1,811	Coromandel International, Ltd.	14,683
87,100	D&L Industries, Inc.	19,387
2,475	DCM Shriram, Ltd.	16,310
1,084	Dongjin Semichem Co., Ltd.	15,206
23,000	Dongyue Group, Ltd.	22,499
1,860	EID Parry India, Ltd.*	7,859
24,948	Eternal Materials Co., Ltd.	25,139
543	Finolex Industries, Ltd.	5,521
2,397	Foosung Co., Ltd.*	22,173
23,000	Formosa Chemicals & Fibre Corp.	86,846
15,000	Formosa Plastics Corp.	53,408
7,290	Formosan Rubber Group, Inc.	3,770
27,000	Fufeng Group, Ltd.	16,136
22,000	Grand Pacific Petrochemical Corp.	23,276
1,098	Grupa Azoty SA, ADR	17,975
1,165	Gujarat Alkalies & Chemicals	12,656
697	Gujarat Fluorochemicals, Ltd.	8,590
1,377	Gujarat Narmada Valley Fertilizers & Chemicals, Ltd.	7,799
1,843	H.S. Industries Co., Ltd.	14,661
2,905	Han Kuk Carbon Co., Ltd.	17,152
140	Hansol Chemical Co., Ltd.	9,187
1,957	Hanwha Chemical Corp.	54,676
1,147	Huchems Fine Chemical Corp.	26,493
486	Hyosung Corp.	54,873

Continued

AZL DFA Emerging Markets Core Equity Fund

Schedule of Portfolio Investments

March 31, 2018 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Chemicals, continued
944	I G Petrochemicals, Ltd.	$9,459
12,400	Indorama Ventures Public Co., Ltd.	22,617
1,072	Kansai Nerolac Paints, Ltd.	8,347
478	Kolon Industries, Inc.	29,724
74	Korea Petrochemical Industry Co., Ltd.	20,456
179	Kumho Petrochemical Co., Ltd.	16,386
11,000	LCY Chemical Corp.	16,850
457	LG Chem, Ltd.	167,382
252	Lotte Chemical Corp.	103,048
23,536	Mexichem SAB de C.V.	72,047
922	Namhae Chemical Corp.	11,471
21,000	Nan Ya Plastics Corp.	59,411
343	OCI Co., Ltd.	51,225
200	OCI Materials Co., Ltd.	28,089
2,670	Omnia Holdings, Ltd.	33,650
9,000	Oriental Union Chemical Corp.	9,273
18,756	Petkim Petrokimya Holding AS	38,546
24,700	Petronas Chemicals Group Berhad	52,222
1,007	PI Industries, Ltd.	13,751
2,178	Pidilite Industries, Ltd.	30,708
148,100	PT Barito Pacific Tbk*	24,952
18,400	PTT Global Chemical Public Co., Ltd.	55,983
1,592	Rain Industries, Ltd.	9,298
13,478	Rashtriya Chemicals & Fertilizers, Ltd.	15,251
614	Samsung Fine Chemicals Co., Ltd.	41,262
368	Sasol, Ltd.	12,554
5,355	Sasol, Ltd., ADR^	182,230
11,600	Scientex Berhad	25,099
24,000	Shinkong Synthetic Fibers Corp.	7,970
418	Sinopec Shanghai Petrochemical Co., Ltd., ADR	25,632
20,964	Sintex Plastics Technology, Ltd.*	18,768
37	SK Chemicals Co., Ltd.	1,428
40	SK Chemicals Co., Ltd.*	3,943
638	SKC Co., Ltd.	23,170
379	SKCKOLONPI, Inc.	15,993
846	Sociedad Quimica y Minera de Chile SA, ADR	41,581
17,340	Soda Sanayii As	24,103
268	Soulbrain Co., Ltd.	14,805
1,005	Supreme Industries, Ltd.	18,501
1,000	Swancor Holdings Co., Ltd.	4,057
10	Taekwang Industrial Co., Ltd.	11,886
14,000	Taiwan Fertilizer Co., Ltd.	18,638
22,000	TSRC Corp.	22,593
7,103	UPL, Ltd.	79,929
33,660	USI Corp.	16,886

		2,391,415

Commercial Services & Supplies (0.2%):
63	3M India, Ltd.*	18,787
32,000	China Everbright International, Ltd.	45,185
5,000	Cleanaway Co., Ltd.	31,407
343	Novus Holdings, Ltd.	133
155	S1 Corp.	13,990
3,000	Sunny Friend Environmental Technology Co., Ltd.	23,259
9,000	Taiwan Secom Co., Ltd.	27,851
8,000	Taiwan-Sogo ShinKong Security Corp.	10,643

Shares		Fair Value
Common Stocks, continued
Commercial Services & Supplies, continued
1,980	Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	$10,905

		182,160

Communications Equipment (0.3%):
9,000	Accton Technology Corp.	29,710
1,000	Advanced Ceramic X Corp.	9,398
10,500	BYD Electronic International Co., Ltd.	19,883
69,600	China Fiber Optic Network System Group, Ltd.*(b)(c)	1,164
13,000	Sercomm Corp.	35,848
1,467	Sterlite Technologies, Ltd.	7,166
1,416	Texcell-NetCom Co., Ltd.*	31,980
31,000	Unizyx Holding Corp.	15,175
7,572	Wistron NeWeb Corp.	19,977
2,000	Zinwell Corp.	1,890

		172,191

Construction & Engineering (1.5%):
971	Ashoka Buildcon, Ltd.	3,729
28,000	BES Engineering Corp.	7,755
16,167	Besalco SA	18,686
515	Budimex SA	30,359
46,000	China Communications Construction Co., Ltd.	47,561
21,000	China Machinery Engineering Corp.	11,190
16,500	China Railway Contstruction Corp., Ltd.	16,666
15,000	China Railway Group, Ltd.	10,452
15,600	China Singyes Solar Technologies Holdings, Ltd.	5,739
24,750	China State Construction International Holdings, Ltd.	30,396
16,000	CTCI Corp.	26,159
363	Daelim Industrial Co., Ltd.	25,199
3,859	Daewoo Engineering & Construct*	18,986
808	Dilip Buildcon, Ltd.(a)	12,583
102	e Tec E&C, Ltd.	14,116
37,002	Empresas ICA SAB de C.V.*(c)	278
3,512	Gayatri Highways, Ltd.(b)(c)	393
3,512	Gayatri Projects, Ltd.*	10,915
38,334	GMR Infrastructure, Ltd.*	10,010
1,205	GS Engineering & Construction Corp.	33,933
963	Hyandai Development Co.	34,409
1,708	Hyundai Engineering & Construction Co., Ltd.	68,913
51,500	IJM Corporation Berhad	35,915
28,675	Impulsora del Desarrollo y el Empleo en America Latina SAB de C.V.*	50,877
3,941	IRB Infrastructure Developers, Ltd.	13,531
1,545	Kalpataru Power Transmission, Ltd.	11,595
6,030	Larsen & Tourbo, Ltd., Class S, GDR	121,404
87,600	Malaysian Resources Corp. Berhad	22,183
2,000	Metallurgical Corporation of China, Ltd., Series H	574
20,858	Murray & Roberts Holdings, Ltd.	24,339
10,799	NCC, Ltd.	19,660
117,918	PT Pembangunan Perumahan Persero Tbk	22,472
211,300	PT Surya Semesta Internusa Tbk	8,475
105,000	PT Wijaya Karya Persero Tbk*	12,878
4,248	Sadbhav Engineering, Ltd.	25,489
9,994	Salfacorp SA	18,987
25,000	Sinopec Engineering Group Co., Ltd.	25,156
2,990	Sunway Construction Group Berhad	1,591

Continued

AZL DFA Emerging Markets Core Equity Fund

Schedule of Portfolio Investments

March 31, 2018 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Construction & Engineering, continued
1,031	Taeyoung Engineering & Construction	$10,268
24,900	Unique Engineering & Construction Public Co., Ltd.	10,237
4,000	United Integrated Services Co., Ltd.	9,033
27,762	WCT Holdings Berhad*	9,610
2,230	Wilson Bayly Holmes-Ovcon, Ltd.	29,276

		921,977

Construction Materials (1.1%):
669	ACC, Ltd.	15,522
2,920	Ambuja Cements, Ltd.	10,498
5,000	Anhui Conch Cement Co., Ltd.	27,583
35,000	Asia Cement Corp.	34,061
37,000	BBMG Corp.^	16,844
19,500	Cahya Mata Sarawak Berhad	19,478
6,902	Cemex Latam Holdings SA*	21,993
7,194	Cemex SAB de C.V., ADR*	47,624
48,000	China National Buildings Material Co., Ltd.	52,831
50,000	China Resources Cement Holdings, Ltd.	43,632
2,324	Cimsa Cimento Sanayi ve Ticaret AS	7,915
568	Dalmia Bharat, Ltd.	25,366
63,000	Goldsun Building Materials Co., Ltd.*	20,418
1,359	Grasim Industries, Ltd.	22,011
1,641	Grupo Argos SA	9,635
167	Hanil Cement Co., Ltd.	17,034
27,300	Holcim Philippines, Inc.	5,020
22	Hyundai Cement Co.*	301
4,060	India Cements, Ltd.	8,877
673	JK Cement, Ltd.	10,546
9,900	Lafarge Malaysia Berhad	11,024
58,455	PPC, Ltd.*	38,902
13,900	PT Indocement Tunggal Prakarsa Tbk	16,252
36,400	PT Semen Indonesia (Persero) Tbk	27,436
395,200	PT Waskita Beton Precast Tbk	11,943
34	Shree Cement, Ltd.	8,467
19	Siam City Cement Public Co., Ltd.	158
36,000	Taiwan Cement Corp.	45,478
1,782	The Ramco Cements, Ltd.	19,887
4,300	The Siam Cement Public Co., Ltd.	68,109
7,780	Tongyang, Inc.	13,347
142,600	TPI Polene Public Co., Ltd.	7,812
345	Ultra Tech Cement, Ltd.	20,977
11,443	Universal Cement Corp.	8,715

		715,696

Consumer Finance (0.5%):
4,100	AEON Credit Service M BHD	13,066
720	Bajaj Finance, Ltd.	19,713
165	Bharat Financial Inclusion, Ltd.*	2,800
1,439	Cholamandalam Investment And Finance Co., Ltd.	32,129
13,000	Gentera SAB de C.V.	9,484
523	Kruk SA	33,433
3,800	Krungthai Card Public Co., Ltd.	39,270
6,036	Magma Fincorp, Ltd.	14,194
3,968	Mahindra & Mahindra Financial Services	28,359
9,321	Manappuram Finance, Ltd.	15,732
18,800	Muangthai Lesing Public Co., Ltd.	22,919
2,075	Muthoot Finance, Ltd.	12,997
3,693	Reliance Home Finance, Ltd.*	3,408
130	Repco Home Finance, Ltd.	1,128
209	Samsung Card Co., Ltd.	7,044

Shares		Fair Value
Common Stocks, continued
Consumer Finance, continued
680	Shriram City Union Finance, Ltd.	$22,434
1,293	Shriram Transport Finance	28,684
9,200	Srisawad Corp. Public Co., Ltd., Class F	18,018
188	Sundaram Finance Holdings, Ltd.*	895
188	Sundaram Finance, Ltd.	4,854
5,000	Taiwan Acceptance Corp.	20,989
9,089	Transaction Capital, Ltd.	13,129

		364,679

Containers & Packaging (0.2%):
7,000	Cheng Loong Corp.	3,929
244	Dongwon Systems Corp.	10,637
2,718	Essel Propack, Ltd.	10,030
17,000	Greatview Aspetic Packaging Co., Ltd.	11,434
5,100	Klabin SA	31,688
5,174	Mpact, Ltd.	12,678
15,000	Taiwan Hon Chuan Enterprise Co., Ltd.	28,996
3,160	Time Technoplast, Ltd.	7,824

		117,216

Distributors (0.2%):
5,943	Imperial Holdings, Ltd.	117,522
133	Inter Cars SA	10,208

		127,730

Diversified Consumer Services (0.3%):
7,283	Advtech, Ltd.	9,731
6,218	Estacio Participacoes SA	65,910
18,000	Fu Shou Yuan International Group, Ltd.	17,928
14,587	Kroton Educacional SA	60,319
297	New Oriental Education & Technology Group, Inc., ADR	26,032
1,200	TAL Education Group, ADR	44,508

		224,428

Diversified Financial Services (0.9%):
1,902	Aditya Birla Capital, Ltd.*	4,293
1,970	Ayala Corp.	36,019
533	Bajaj Holdings And Investment, Ltd.	21,888
18,680	Chailease Holding Co., Ltd.	64,748
30,000	Far East Horizon, Ltd.	31,937
37,551	FirstRand, Ltd.^	212,685
47,000	Fubon Financial Holdings Co., Ltd.	81,590
945	GT Capital Holdings, Inc.	21,280
8,059	IDFC, Ltd.	6,118
7,641	IFCI, Ltd.	2,309
1,006	Inversiones La Construccion SA	19,812
9,907	L&t Finance Holdings, Ltd.	24,063
348	Meritz Financial Group, Inc.	4,750
232,500	Metro Pacific Investments Corp.	23,406
422	NICE Holdings Co., Ltd.	6,281
1,950	Nice Information Service Co., Ltd.	17,397
17,218	Power Finance Corp., Ltd.	22,708
30	PSG Group, Ltd.	571
3,693	Reliance Capital, Ltd.	24,251
13,298	Rural Electrification Corp., Ltd.	25,548
2,402	SREI Infrastucture Finance, Ltd.	2,785

		654,439

Diversified Telecommunication Services (1.4%):
63,000	Asia Pacific Telecom Co., Ltd.*	19,814
33,142	Axtel SAB de C.V.*	7,458
5,126	Bharti Infratel, Ltd.	26,547

Continued

AZL DFA Emerging Markets Core Equity Fund

Schedule of Portfolio Investments

March 31, 2018 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Diversified Telecommunication Services, continued
34,000	China Communications Services Corp., Ltd.	$20,399
637	China Telecom Corp., Ltd., ADR	28,334
18,000	China Telecom Corp., Ltd., Class H	7,982
80,000	China Unicom (Hong Kong), Ltd.	102,007
3,099	Chunghwa Telecom Co., Ltd., ADR	120,428
70,754	Jasmine International Public Co., Ltd.	13,957
4,168	LG Uplus Corp.	48,382
15,298	Magyar Telekom Telecommunications plc	27,363
11,536	Netia SA	17,916
1,985	O2 Czech Republic AS	27,437
8,635	Orange Polska SA	14,693
36,100	PT Link Net Tbk	13,701
4,442	PT Telekomunik Indonesia Persero Tbk, ADR	117,357
78,300	PT Tower Bersama Infrastructure Tbk	31,832
2,225	Rostelecom, GDR	15,431
5,200	Samart Telcoms Public Co., Ltd.	1,728
939	Tata Communications, Ltd.	9,010
3,362	Telefonica Brasil SA, ADR^	51,640
21,900	Telekom Malaysia Berhad	29,491
2,393	Telkom SA SOC, Ltd.	10,750
1,800	TIME dotCom Berhad	3,889
166,924	True Corp. Public Co., Ltd.	37,250

		804,796

Electric Utilities (2.0%):
3,233	Adani Transmission, Ltd.*	9,773
2,000	Alupar Investimento SA	10,839
6,634	Celsia SA ESP	10,724
3,489	Centrais Electricas Brasileiras SA, ADR*	22,155
3,266	Centrais Electricas Brasileiras SA, ADR^	23,744
1,597	CESC, Ltd.	23,919
1,970	CEZ	49,187
14,978	Companhia Energetica de Minas Gerais, ADR	38,643
8,745	E.CL SA	19,212
4,866	EDP - Energias do Brasil SA	19,664
9,559	Enea SA	25,785
4,132	Energa SA	11,649
2,700	Energisa SA	28,129
6,517	Enersis Chile SA, ADR	41,709
10,156	Enersis SA, ADR	118,013
4,700	Equatorial Energia SA	102,230
10,230	First Philippine Holdings Corp.	12,947
8,067	Interconexion Electrica SA ESP	38,471
4,834	Korea Electric Power Corp., ADR^	74,395
2,200	Light SA*	8,931
3,800	Manila Electric Co.	23,239
14,679	PGE SA*	42,694
16,884	Power Grid Corp. of India, Ltd.	50,304
3,165	Reliance Infrastructure, Ltd.	20,932
24,460	Tata Power Co., Ltd.	29,745
39,533	Tauron Polska Energia SA*	28,112
27,000	Tenega Nasional Berhad	113,184
2,361	Torrent Power, Ltd.	8,377
7,240	Transmissora Alianca de Energia Eletrica SA	47,528

		1,054,234

Electrical Equipment (0.7%):
14,000	AcBel Polytech, Inc.	9,953

Shares		Fair Value
Common Stocks, continued
Electrical Equipment, continued
947	Amara Raja Batteries, Ltd.	$11,692
15,397	Bharat Heavy Electricals, Ltd.	19,352
4,083	Bizlink Holdings, Inc.	34,354
10,196	Crompton Greaves, Ltd.*	12,371
1,407	Doosan Heavy Industries & Construction Co., Ltd.	21,095
1,360	Finolex Cables, Ltd.	14,244
1,685	GE T&D India, Ltd.	10,633
2,971	Havells India, Ltd.	22,407
38	Hyundai Electric & Energy Systems Co., Ltd.*	2,960
6,000	Jiangnan Group, Ltd.	371
203	Korea Electric Terminal Co., Ltd.	10,232
451	LG Industrial Systems Co., Ltd.	26,240
412	LS Corp.	28,606
1,000	Shihlin Electric & Engineering Corp.	1,423
88,553	Suzlon Energy, Ltd.*	14,622
34,000	Teco Electric & Machinery Co., Ltd.	28,361
856	Unison Co., Ltd.*	2,505
2,829	V-Guard Industries, Ltd.	9,691
2,000	Voltronic Power Technology Corp.	38,972
68,000	Walsin Lihwa Corp.	41,877
7,500	Zhuzhou CSR Times Electric Co., Ltd.	36,613

		398,574

Electronic Equipment, Instruments & Components (4.1%):
5,000	AAC Technologies Holdings, Inc.	91,429
468	Amotech Co., Ltd.*	16,883
23,085	AU Optronics Corp., ADR^	105,498
1,223	BH Co., Ltd.*	21,096
3,000	Career Technology(MFG.) Co., Ltd.	4,351
4,000	Chaun-Choung Technology Corp.	12,581
13,000	Cheng Uei Precision Industry Co., Ltd.	18,416
7,000	Chilisin Electronics Corp.	25,202
13,000	Chin-Poon Industrial Co., Ltd.	23,443
1,000	Chunghwa Precision Test Tech Co., Ltd.	27,679
24,000	Compeq Manufacturing Co., Ltd.	25,012
24,800	Coretronic Corp.	37,103
1,449	Daeduck Electronics Co., Ltd.	11,232
932	Daeduck GDS Co., Ltd.	14,963
10,600	Delta Electronics (Thailand) Public Co., Ltd.	22,520
13,682	Delta Electronics, Inc.	61,564
5,000	Egis Technology, Inc.*	25,164
6,000	Elite Material Co., Ltd.	19,958
8,597	Flexium Interconnect, Inc.	29,815
2,000	Flytech Technology Co., Ltd.	5,541
4,000	General Interface Solution Holding, Ltd.	24,671
3,000	Genius Electronic Optical Co., Ltd.*	31,883
119,000	HannStar Display Corp.	41,462
128,800	Hon Hai Precision Industry Co., Ltd.	402,509
55,750	Inari Amertron Berhad	40,683
198,000	Innolux Corp.	87,381
10,000	ITEQ Corp.	23,906
32,000	JU Teng International Holdings, Ltd.	7,921
9,500	KCE Electronics Public Co., Ltd.	20,398
14,000	Kingboard Chemical Holdings, Ltd.	64,988
25,000	Kingboard Laminates Holdings, Ltd.	36,632
467	L&F Co., Ltd.	17,261
1,000	Largan Precision Co., Ltd.	115,711

Continued

AZL DFA Emerging Markets Core Equity Fund

Schedule of Portfolio Investments

March 31, 2018 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Electronic Equipment, Instruments & Components, continued
16,250	LG Display Co., Ltd., ADR	$196,624
266	LG Innotek Co., Ltd.	31,135
2,000	Merry Electronics Co., Ltd.	11,664
16,000	Pan-International Industrial Corp.	12,385
1,019	Posiflex Technology, Inc.	4,696
4,974	Redington India, Ltd.	11,268
672	Samsung Electro-Mechanics Co., Ltd., Series L	68,359
460	Samsung SDI Co., Ltd.	83,547
548	Samwha Capacitor Co., Ltd.	23,292
520	Sfa Engineering Corp.	17,112
5,400	Simplo Technology Co., Ltd.	34,790
10,299	Sinbon Electronics Co., Ltd.	27,195
4,900	Sunny Optical Technology Group Co., Ltd.	92,452
22,000	Supreme Electronics Co., Ltd.	24,218
23,100	Synnex Technology International Corp.	34,803
14,000	Taiflex Scientific Co., Ltd.	20,832
13,000	Taiwan PCB Techvest Co., Ltd.	13,243
6,000	Taiwan Union Technology Corp.	19,182
2,000	Test Research, Inc.	3,671
4,000	Tong Hsing Electronic Industries, Ltd.	17,270
100,000	Tongda Group Holdings, Ltd.	19,289
2,500	Tongda Hong Tai Holdings, Ltd.*	497
12,000	TPK Holding Co., Ltd.*	30,308
8,000	Tripod Technology Corp.	27,044
42,000	Truly International Holdings, Ltd., Series L	10,767
4,000	TXC Corp.	5,403
35,000	Unimicron Technology Corp.	22,957
26,100	V.S. Industry Berhad	15,937
2,000	Waison Group Holdings, Ltd.	1,023
1,405	Wisol Co., Ltd.	18,683
27,000	WPG Holdings, Ltd.	35,112
24,531	WT Microelectronics Co., Ltd.	39,910
2,627	Yageo Corp.	47,662
9,000	Zhen Ding Technology Holding, Ltd.	21,771

		2,558,957

Energy Equipment & Services (0.1%):
91,600	Bumi Armada Berhad*	19,758
96,600	Sapurakencana Petroleum Berhad	12,732
25,100	Serba Dinamik Holdings Berhad	22,176
6,400	Yinson Holdings BHD	6,262

		60,928

Equity Real Estate Investment Trusts (0.0%):
1,734	Korea Asset In Trust Co., Ltd.	9,788

Food & Staples Retailing (1.7%):
17	BGF Retail Co., Ltd.	203
9	BGF Retail Co., Ltd.	1,292
2,420	Bid Corp., Ltd.	52,761
2,846	BIM Birlesik Magazalar AS	51,457
8,262	Cencosud SA	25,304
91	CJ Freshway Corp.	3,033
3,904	Clicks Group, Ltd.	60,475
2,733	Companhia Brasileira de Distribuicao Grupo Pao de Acucar, ADR	55,207
30,500	CP ALL Public Co., Ltd.	85,209
6,717	Dis-Chem Pharmacies, Ltd.(a)	19,596
183	E-Mart Co., Ltd.	46,755
2,923	Eurocash SA	20,106
12,811	Grupo Comercial Chedraui SAB de C.V.	27,157
245	GS Retail Co., Ltd.	7,084

Shares		Fair Value
Common Stocks, continued
Food & Staples Retailing, continued
1,487	Hyundai Greenfood Co., Ltd.	$19,311
15,227	La comer,SAB de C.V.*	15,431
3,556	Massmart Holdings, Ltd.	48,693
9,708	Organizacion Soriana SAB de C.V.*	19,602
6,768	Pickn Pay Stores, Ltd.	39,515
8,000	President Chain Store Corp.	81,117
16,000	Puregold Price Club, Inc.	16,155
3,063	Raia Drogasil SA	69,342
5,540	Robinsons Retail Holdings, Inc.	9,512
6,474	Shoprite Holdings, Ltd.	138,384
39,000	Sun Art Retail Group, Ltd.	45,931
16,000	Taiwan Tea Corp.	8,103
3,784	The Spar Group, Ltd.	64,775
34,239	Wal-Mart de Mexico SAB de C.V.	87,140
1,349	X5 Retail Group NV, GDR*	45,409

		1,164,059

Food Products (2.8%):
1,544	Astral Foods, Ltd.	40,832
5,751	AVI, Ltd.	53,843
253	Binggrae Co., Ltd.	14,338
1,891	BRF SA, ADR*	13,086
518	Britannia Industries, Ltd.	39,731
190,000	C.P. Pokphand Co., Ltd.	14,836
2,240	CCL Products India, Ltd.	9,633
38,900	Century Pacific Food, Inc.	12,772
12,000	Charoen Pokphand Enterprise	27,119
48,200	Charoen Pokphand Foods Public Co., Ltd.	38,999
55,000	China Agri-Industries Holdings, Ltd.	24,428
44,000	China Foods, Ltd.	20,367
9,000	China Mengniu Dairy Co., Ltd.	31,156
65,000	China Shengmu Organic Milk, Ltd.*(a)	8,877
198	CJ CheilJedang Corp.	59,882
603	Daesang Corp.	14,719
38	Dongwon Industries Co., Ltd.	10,757
3,401	Easy Bio, Inc.	22,240
53,000	Felda Global Ventures Holdings	22,895
41,500	GFPT Public Co., Ltd.	17,825
65	Glaxo SmithKline Consumer Healthcare, Ltd.	6,088
26,000	Great Wall Enterprise Co., Ltd.	31,043
3,148	Gruma, SAB de C.V., Class B	36,122
9,603	Grupo Bimbo SAB de C.V., Series A	21,017
7,929	Grupo Herdez SAB de C.V.	20,062
1,920	Grupo Nutresa SA	17,859
3,000	Health And Happiness H&H International Holdings, Ltd.*	22,924
2,438	Industrias Bachoco, SAB de C.V.	12,783
40,200	IOI Corp. Berhad	49,727
12,000	JBS SA	33,953
2,092	Kernel Holding SA	30,623
2,569	KRBL, Ltd.	17,288
4,800	Kuala Lumpur Kepong Berhad	31,854
11,147	Lien Hwa Industrial Corp.	14,396
10,900	Marfrig Global Foods SA*	19,449
51,844	Multiexport Foods SA	24,058
3,000	Namchow Chemical Industrial Co., Ltd.	6,262
20	Namyang Dairy Products Co., Ltd.	12,822
240	Nestle India, Ltd.	30,337
50	NongShim Co., Ltd.	14,116
1,981	Oceana Group, Ltd.	13,815
1,275	Orion Corp.	32,099
89	Orion Corp.	10,733

Continued

AZL DFA Emerging Markets Core Equity Fund

Schedule of Portfolio Investments

March 31, 2018 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Food Products, continued
1,517	Pioneer Foods, Ltd.	$15,914
6,500	PPB Group Berhad	32,255
24,688	PT Astra Agro Lestari Tbk	24,222
96,300	PT Charoen Pokphand Indonesia Tbk	24,203
2,000	PT Indofood CBP Sukses Makmur Tbk	1,205
147,200	PT Indofood Sukses Makmur Tbk	77,182
163,300	PT Japfa Comfeed Indonesia Tbk	17,599
111,700	PT Sawit Sumbermas Sarana Tbk	11,493
33,700	PT Tiga Pilar Sejahtera Food Tbk*	1,574
140,300	PT Tunas Baru Lampung Tbk	12,809
128,100	PT Ultrajaya Milk Industry & Trading Co. Tbk	14,778
1,800	Qinqin Foodstuffs Group*	557
27,820	QL Resources Berhad	36,141
137	Samyang Corp.	10,783
118	Samyang Holdings Corp.	10,735
1,160	San Miguel Pure Foods Co., Inc.	13,416
3,900	Sao Martinho SA	20,487
21,995	Sime Darby Plantation Berhad*	31,416
1,600	SLC Agricola SA	16,819
159	Spc Samlip	18,650
7,619	Standard Foods Corp.	17,972
10,893	Tata Global Beverages, Ltd.	43,920
48,000	Thai Union Group Public Co., Ltd.	28,758
1,525	Tiger Brands, Ltd.	47,948
34,000	Tingyi (Caymen Is) Holding Corp.	71,094
1,918	Tongaat Hulett, Ltd.	16,542
4,013	Ulker Biskuvi Sanayi AS	22,333
57,600	Uni-President Enterprises Corp.	135,943
12,130	Universal Robina Corp.	35,416
51,000	Want Want China Holdings, Ltd.	41,293

		1,861,222

Gas Utilities (0.6%):
16,800	China Gas Holdings, Ltd.	61,631
36,000	China Oil & Gas Group, Ltd.	2,922
12,000	China Resources Gas Group, Ltd.	41,912
410	Cia de Gas de Sao Paulo	7,291
10,000	ENN Energy Holdings, Ltd.	89,692
909	GAIL India, Ltd., GDR	37,291
780	Gujarat Gas, Ltd.	10,054
1,851	Gujarat State Petronet, Ltd.	5,414
5,365	Infraestructura Energetica Nova, SAB de C.V.	26,246
501	Korea Gas Corp.*	22,901
7,600	Petronas Gas Berhad	35,177
130,200	PT Perusahaan Gas Negara Tbk	21,908
118	Samchully Co., Ltd.	12,482
20,000	Towngas China Co., Ltd.	17,538

		392,459

Health Care Equipment & Supplies (0.2%):
44	Dio Corp.*	1,857
13,600	Hartalega Holdings Berhad	20,751
194	Huons Co., Ltd.	13,088
9,500	Kossan Rubber Industries Berhad	18,747
26,000	Lifetech Scientific Corp.*	7,619
348	Osstem Implant Co., Ltd.*	17,560
12,000	Shandong Weigao Group Medical Polymer Co., Ltd., Class H	8,033
1,000	St.Shine Optical Co., Ltd.	29,703
13,100	Top Glove Corp. Berhad	33,162
357	Vieworks Co., Ltd.	13,317

		163,837

Shares		Fair Value
Common Stocks, continued
Health Care Providers & Services (0.5%):
1,802	Apollo Hospitals Enterprise, Ltd.	$29,487
5,800	Bumrungrad Hospital Public Co., Ltd.	38,501
93,300	Chularat Hospital Public Co., Ltd.	5,598
295	Dr Lal PathLabs, Ltd.(a)	3,989
2,700	Fleury SA	22,264
4,322	Fortis Healthcare, Ltd.*	8,243
21,935	Life Healthcare Group Holdings Pte, Ltd.	51,516
16,373	Netcare, Ltd.	38,923
6,700	OdontoPrev SA	30,344
5,066	Qualicorp SA	34,346
6,700	Shanghai Pharmaceuticals Holding Co., Ltd.	18,043
13,600	Sinopharm Group Co., Series H	68,417

		349,671

Hotels, Restaurants & Leisure (1.2%):
9,784	Alsea SAB de C.V.	34,198
34,444	Berjaya Sports Toto Berhard	19,316
13,000	Central Plaza Hotel Public Co., Ltd.	20,046
56,000	China Travel International Investment Hong Kong, Ltd.	19,985
2,525	City Lodge Hotels, Ltd.	35,322
4,276	Cox & Kings, Ltd.	15,089
3,400	Cvc Brasil Operadora E Agenc	62,448
1,391	Famous Brands, Ltd.*	13,205
38,300	Genting Berhard	86,422
15,400	Genting Malaysia Berhad	19,400
1,300	Gourmet Master Co., Ltd.	17,064
694	Grand Korea Leisure Co., Ltd.	16,107
179	Hana Tour Service, Inc.	20,239
8,400	Hoteles City Express SAB de CV*	11,456
4,874	Indian Hotels Co., Ltd.	9,810
4,200	International Meal Co. A	10,815
6,770	Jollibee Foods Corp.	38,894
1,170	Jubilant Foodworks, Ltd.	42,114
884	Kangwon Land, Inc.	22,713
31,800	Magnum Berhad	15,075
73,800	Melco Resorts And Entertainment Philippines Corp.*	11,067
11,100	MINI International Public Co., Ltd.	13,542
301	Modetour Network, Inc.	11,069
531	Orbis SA	15,085
353	Paradise Co., Ltd.	6,829
412,500	Rexlot Holdings, Ltd.*	2,381
4,613	Sun International, Ltd.	22,411
15,271	Tsogo Sun Holdings, Ltd.	30,111
2,000	Wowprime Corp.	8,871
1,154	Yum China Holdings, Inc.	47,891

		698,975

Household Durables (1.0%):
30,000	Ability Enterprise Co., Ltd.	20,205
11,000	Amtran Technology Co., Ltd.	5,394
6,055	Arcelik AS	27,480
5,000	Basso Industry Corp.	9,011
29,815	Consorcio ARA SAB de CV	11,728
1,335	Construtora Tenda SA*	10,657
589	Coway Co., Ltd.	48,768
10,196	Crompton Greaves Consumer Electricals, Ltd.	37,138
7,200	Cyrela Brazil Realty SA Empreendimentos e Participacoes	33,633
2,300	Even Construtora e Incorporadora SA*	3,658
3,500	Ez Tec Empreendimentos e Participacoes SA	24,387

Continued

AZL DFA Emerging Markets Core Equity Fund

Schedule of Portfolio Investments

March 31, 2018 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Household Durables, continued
544	Fabryki Mebli “Forte” SA	$8,516
2,801	Gafisa SA*	8,723
11,000	Haier Electronics Group Co., Ltd.	39,610
121	Hanssem Co., Ltd.	17,116
49	Hyundai Livart Furniture Co., Ltd.	1,095
249	Johnson Controls-Hitachi Air Conditioning India, Ltd.	9,746
27,000	Kinpo Electronics, Inc.	9,600
1,783	LG Electronics, Inc.	183,747
19,600	Megawide Construction Corp.	7,710
8,200	MRV Engenharia e Participacoes SA	40,465
3,000	Nien Made Enterprise Co., Ltd.	29,020
44,771	Skyworth Digital Holdings, Ltd.	20,264
23,334	Steinhoff International Holdings NV*	6,549
55,000	Tatung Co., Ltd.*	40,255
363	Whirlpool of India, Ltd.	8,470
3,000	Zeng Hsing Industrial Co., Ltd.	13,525

		676,470

Household Products (0.4%):
1,549	Eveready Industries India, Ltd.	8,960
6,389	Hindustan Unilever, Ltd.	131,465
22,170	Kimberl- Clark de Mexico SAB de C.V.	41,519
14,900	PT Unilever Indonesia Tbk	53,699

		235,643

Independent Power & Renewable Electricity Producers (0.8%):
27,200	Aboitiz Power Corp.	20,198
10,952	Adani Power, Ltd.*	4,006
25,005	AES Gener SA	7,092
7,121	AES Tiete Energia SA	26,232
37,000	China Longyuan Power Group Corp.	28,543
78,666	China Power International Develpoment, Ltd.	20,339
14,000	China Resources Power Holdings Co.	25,745
118,755	Colbun SA	28,480
34,000	Datang International Power Generation Co., Ltd.*	10,299
3,700	Electricity Generating Public Co., Ltd.	27,136
1,528	Empresa Nacional de Electricidad SA, ADR	36,351
54,218	Energy Development Corp.*	5,814
2,700	Eneva SA*	11,238
2,800	Engie Brasil Energia SA	33,183
68,600	First Gen Corp.	22,414
9,900	Glow Energy Public Co., Ltd.	27,001
38,000	Huadian Fuxin Energy Corp., Class H	9,782
20,000	Huadian Power International Corp., Ltd.	7,731
708	Huaneng Power International, Inc., ADR^	19,010
132,000	Huaneng Renewables Corp., Ltd.	49,599
10,150	JSW Energy, Ltd.	11,509
109,100	Lopez Holdings Corp.	10,791
25,620	NHPC, Ltd.	10,913
11,558	NTPC, Ltd.	30,140
9,799	PTC India, Ltd.	13,221
11,263	Reliance Power, Ltd.*	6,291
18,300	SPCG Public Co., Ltd.	12,843
565,900	Superblock Public Co., Ltd., Class F*	17,974

Shares		Fair Value
Common Stocks, continued
Independent Power & Renewable Electricity Producers, continued
21,000	Taiwan Cogeneration Corp.	$19,568

		553,443

Industrial Conglomerates (1.7%):
20,580	Aboitiz Equity Ventures, Inc.	26,708
53,185	Alfa SAB de C.V., Class A	68,148
119,100	Alliance Global Group, Inc.*	30,219
6,000	Beijing Enterprises Holdings, Ltd.	31,573
17,096	Bera Holding AS*	12,705
10,650	Berli Jucker Public Co., Ltd.	19,299
6,859	Bidvest Group, Ltd.	130,178
27,200	Boustead Holdings Berhad	17,876
21,000	Citic, Ltd.	29,628
239	CJ Corp.	35,499
131,200	DMCI Holdings, Inc.	30,669
234	Doosan Corp.	23,604
4,967	Enka Insaat ve Sanayi AS	6,828
31,620	Far Eastern New Century Corp.	28,737
15,000	Fosun International, Ltd.	32,916
4,194	Grupo Carso SAB de C.V.	14,774
21,847	GRUPO KUO SAB de C.V., Series B	50,482
961	Hanwha Corp.	35,703
15,100	Hap Seng Consolidated Berhad	38,046
73,498	Jaiprakash Associates, Ltd.*	21,615
24,540	JG Summit Holdings, Inc.	29,555
28,701	KAP Industrial Holdings, Ltd.	20,970
2,446	KOC Holdings AS	10,103
770	LG Corp.	63,153
5,835	Reunert, Ltd.	36,755
395	Samsung C&T Corp.	51,079
11,620	San Miguel Corp.	29,939
13,000	Shanghai Industrial Holdings, Ltd.	34,083
21,995	Sime Darby Berhad	14,991
408	SK C&C Co., Ltd.	114,728
1,290	SM Investments Corp.	22,819
28,447	Turkiye Sise ve Cam Fabrikalari AS	37,326

		1,150,708

Insurance (2.7%):
595	Bajaj Finserv, Ltd.	47,697
7,200	Bangkok Life Assurance Public Co., Ltd.	7,324
3,975	BB Seguridade Participacoes SA	35,282
41,000	Cathay Financial Holding Co., Ltd.	73,603
19,061	China Life Insurance Co., Ltd.	19,881
11,000	China Life Insurance Co., Ltd.	30,563
7,200	China Pacific Insurance Group Co., Ltd., Class H	32,608
6,000	China Taiping Insurance Holdings Co., Ltd.	20,115
2,138	Discovery, Ltd.	30,841
1,507	Dongbu Insurance Co., Ltd.	93,376
2,696	Hanwha General Insurance Co., Ltd.	21,350
6,393	Hanwha Life Insurance Co., Ltd.	37,756
1,751	Heungkuk Fire & Marine Insurance Co., Ltd.*	10,206
2,150	Hyundai Marine & Fire Insurance Co., Ltd.	79,423
2,724	Korean Reinsurance Co.	29,214
3,772	Liberty Holding, Ltd.	40,050
5,300	LPI Capital Berhad	27,274
1,228	Max Financial Services, Ltd.*	8,636
31,190	Mercuries Life Insurance Co., Ltd.*	16,662
1,882	Meritz Fire & Marine Insurance Co., Ltd.	37,431
526	Mirae Asset Life Insurance Co., Ltd.	2,473

Continued

AZL DFA Emerging Markets Core Equity Fund

Schedule of Portfolio Investments

March 31, 2018 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Insurance, continued
22,561	MMI Holdings, Ltd.	$41,967
28,000	People’s Insurance Co. Group of China, Ltd.	13,222
12,000	Picc Property & Casuality Co., Ltd., Class H	21,224
47,500	Ping An Insurance Group Co. of China, Ltd.	488,770
2,500	Porto Seguro SA	36,686
4,240	Powszechny Zaklad Ubezpieczen SA	51,809
518,000	PT Panin Financial Tbk*	9,372
250	Samsung Fire & Marine Insurance Co., Ltd.	63,023
456	Samsung Life Insurance Co., Ltd.	49,543
9,647	Sanlam, Ltd.	69,677
2,021	Santam, Ltd.	55,706
111,105	Shin Kong Financial Holdings Co., Ltd.	42,615
6,763	Sul America SA	44,971
675	Tongyang Life Insurance	4,699

		1,695,049

Internet & Direct Marketing Retail (0.4%):
3,830	B2w Cia Digital*	29,586
108	CJ O Shopping Co., Ltd.	22,769
719	Ctrip.com International, ADR*	33,520
91	GS Home Shopping, Inc.	16,101
206	Hyundai Home Shopping Network Corp.	20,169
959	JD.com, Inc., ADR*	38,830
4,208	Vipshop Holdings, Ltd., ADR*	69,937

		230,912

Internet Software & Services (4.0%):
398	58.com, Inc., ADR*	31,784
1,817	Alibaba Group Holding, Ltd., ADR*^	333,492
436	Baidu, Inc., ADR*	97,311
422	Bitauto Holdings, Ltd., ADR*^	8,925
1,139	Daou Technology, Inc.	23,653
194	Daum Kakao Corp.	23,836
2,344	Just Dial, Ltd.*	16,404
489	NetEase, Inc., ADR	137,111
234	NHN Corp.	173,531
500	Sohu.com, Inc.*	15,460
28,700	Tencent Holdings, Ltd.	1,527,785
399	YY, Inc., ADR*	41,975

		2,431,267

IT Services (2.4%):
10,000	Chinasoft International, Ltd.	9,041
7,536	Cielo SA	47,280
621	eClerx Services, Ltd.	11,495
3,739	EOH Holdings, Ltd.	13,593
10,228	HCL Technologies, Ltd.	153,013
2,673	Hexaware Technologies, Ltd.	15,541
28,885	Infosys, Ltd., ADR	515,598
605	Larsen & Toubro Infotech, Ltd.(a)	12,529
3,373	Mindtree, Ltd.	40,299
2,374	Mphasis, Ltd.	30,691
65,500	MyEG Services Berhad	48,450
954	Persistent Systems, Ltd.	10,249
145	Samsung SDS Co., Ltd.	34,699
12,199	Sonda SA	23,703
5,446	Tata Consultancy Services, Ltd.	238,772
5,583	Tech Mahindra, Ltd.	55,192
14,000	Travelsky Technology, Ltd., Series H	41,018
10,846	Vakrangee, Ltd.	37,596

Shares		Fair Value
Common Stocks, continued
IT Services, continued
11,629	Wipro, Ltd.	$50,442

		1,389,201

Leisure Products (0.1%):
6,000	Giant Manufacturing Co., Ltd.	31,764

Life Sciences Tools & Services (0.0%):
1,081	Divi’s Laboratories, Ltd.	18,208
26	Samsung Biologics Co., Ltd.*(a)	11,960

		30,168

Machinery (0.9%):
816	AIA Engineering, Ltd.	18,051
15,517	Ashok Leyland, Ltd.	34,864
1,004	BEML, Ltd.	16,179
10,500	China Conch Venture Holdings, Ltd.	32,228
7,600	China International Marine Containers Group Co., Ltd.	11,918
18,000	CRRC Corp., Ltd., Class H	15,463
3,000	CSBC Corp. Taiwan*	1,843
1,465	Cummins India, Ltd.	15,822
352	Daewoo Shipbuilding & Marine Engineering Co., Ltd.*	9,341
638	Doosan Bobcat, Inc.	18,990
4,412	Doosan Infracore Co., Ltd.*	40,568
176	Eicher Motors, Ltd.	76,941
925	Escorts, Ltd.	11,664
6,385	Famur SA*	11,352
8,000	Haitian International Holdings, Ltd.	24,332
5,713	Hanjin Heavy Industries & Contruction Co., Ltd.*	16,664
2,286	Hiwin Technologies Corp.	32,947
374	HY-Lok Corp.	7,971
36	Hyundai Construction Equipment Co., Ltd.*	6,013
307	Hyundai Heavy Industries Co.*	40,115
337	Hyundai Mipo Dockyard Co., Ltd.*	31,673
1,405	Hyundai Rotem Co., Ltd.*	20,736
3,800	Iochpe-Maxion SA	30,184
9,940	Jain Irrigation Systems, Ltd.	16,545
1,000	King Slide Works Co., Ltd.	14,067
1,000	Kinik Co.	2,615
136	Otokar Otomotiv Ve Savunma Sanayi AS	4,033
7,000	Rechi Precision Co., Ltd.	7,264
4,062	Samsung Heavy Industries Co., Ltd., Class R*	30,283
2,000	Shin Zu Shing Co., Ltd.	6,301
48,500	Skp Resources BHD	19,955
304	Timken India, Ltd.	3,319
1,129	TK Corp.	13,727
20,000	Weichai Power Co., Ltd., Class H	22,607
1,479	Y G-1 Co., Ltd.	25,364
11,000	Yungtay Engineering Co., Ltd.	20,982

		712,921

Marine (0.2%):
24,000	China Shipping Development Co., Ltd., Class H	12,405
392,151	Cia Sud Americana de Vapores SA*	17,047
39,000	COSCO SHIPPING Development Co., Ltd.*	7,296
42,750	Evergreen Marine Corp. (Taiwan), Ltd.*	22,282
15,617	Grindrod, Ltd.	18,171
3,885	Hyundai Merchant Marine Co., Ltd.*	16,052
16,500	MISC Berhad	30,180
3,884	Pan Ocean Co., Ltd.*	19,429
4,000	U-Ming Marine Transport Corp.	4,822

Continued

AZL DFA Emerging Markets Core Equity Fund

Schedule of Portfolio Investments

March 31, 2018 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Marine, continued
5,000	Wan HAI Lines, Ltd.	$3,096
21,707	Yang Ming Marine Transport*	7,823

		158,603

Media (1.2%):
160,000	Alibaba Pictures Group, Ltd.*	20,939
52,700	Astro Malaysia Holdings Berhad	27,945
47,000	BEC World Public Co., Ltd.	19,002
748	Cheil Worldwide, Inc.	12,807
408	CJ CGV Co., Ltd.	26,084
301	CJ E&M Corp.	26,222
546	CJ Hellovision Co., Ltd.	4,367
4,478	Cyfrowy Polsat SA	32,671
13,912	Dish Tv India, Ltd.*	15,272
7,145	Grupo Televisa SA, ADR	114,034
2,310	Inox Leisure, Ltd.*	9,398
2,348	Jagran Prakashan, Ltd.	6,276
856	KT Skylife Co., Ltd.	9,829
193	Loen Entertainment, Inc.	20,124
8,806	Megacable Holdings SAB de C.V.	40,682
800	Multiplus SA	7,489
515	Naspers, Ltd.	126,251
327,000	PT Global MediaCom Tbk	12,749
177,400	PT Media Nusantara Citra Tbk	18,360
190,700	PT Surya Citra Media Tbk	37,717
750	PVR, Ltd.	14,019
694	S.M.Entertainment Co.*	30,629
1,500	Smiles Fidelidade SA	31,740
2,026	Sun Tv Network, Ltd.	26,553
7,747	Tv18 Broadcast, Ltd.*	8,060
81,100	Vgi Global Media plc	20,512
3,354	ZEE Entertainment Enterprises, Ltd.	29,770

		749,501

Metals & Mining (4.9%):
4,055	African Rainbow Minerals, Ltd.	34,799
38,000	Aluminum Corp. of China, Ltd.*	21,287
13,699	AngloGold Ashanti, Ltd., ADR	130,004
203	APL Apollo Tubes, Ltd.	6,237
2,033	ArcelorMittal South Africa, Ltd.*	456
974	Assore, Ltd.	24,039
4,059	Boryszew SA*	10,902
3,325	Capital SA	37,774
29,500	China Hongqiao Group, Ltd.	32,386
3,000	China Metal Products Co., Ltd.	2,993
86,000	China Steel Corp.	68,899
44,400	China Zhongwang Holdings, Ltd.	26,502
56,000	Chung Hung Steel Corp.*	22,452
21,050	Companhia Siderurgica Nacional SA, ADR*^	55,362
1,666	Dongkuk Steel Mill Co., Ltd.	16,140
14,863	Eregli Demir ve Celik Fabrikalari T.A.S.	39,230
15,000	Feng Hsin Steel Co., Ltd.	30,369
20,918	Gerdau SA, ADR	97,478
26,819	Gold Field, Ltd., ADR	107,812
294	Grupa Kety SA	29,521
46,130	Grupo Mexico SAB de C.V., Series B	153,671
735	Grupo Simec SA de C.V., Series B*	2,325
10,047	Hindalco Industries, Ltd.	33,325
1,195	Hyundai Steel Co.	58,047
4,714	Impala Platinum Holdings, Ltd.*	9,406
4,832	Industrias CH, SAB de C.V., Series B*	20,342
1,590	Industrias Penoles SAB de C.V.	32,127
408	Jastrzebska Spolka Weglowa SA*	9,682

Shares		Fair Value
Common Stocks, continued
Metals & Mining, continued
15,000	Jiangxi Copper Co., Ltd.	$21,630
6,063	Jindal Saw, Ltd.	11,345
13,059	Jindal Steel & Power, Ltd.	44,433
25,310	JSW Steel, Ltd.	112,740
43,143	Kardemir Karabuk Demir Celik Sanayi VE Ticaret AS, Class D*	43,658
1,235	KGHM Polska Miedz SA	31,480
44	KISWIRE, Ltd.	1,271
71	Korea Zinc Co.	32,227
1,878	Koza Altin Isletmeleri AS*	19,552
1,140	Kumba Iron Ore, Ltd.	27,379
166	Kumkang Kind Co., Ltd.	4,554
46,000	Maanshan Iron & Steel Co., Ltd.*	19,938
23,056	Minera Frisco SAB de C.V.*	13,573
2,737	MMC Norilsk Nickel PJSC, ADR	51,182
38,000	MMG, Ltd.*	23,534
2,840	Moil, Ltd.	8,624
10,596	National Aluminum Co., Ltd.	10,906
7,353	Northam Platinum, Ltd.*	22,727
864	Novolipetsk Steel PJSC, GDR	21,554
364	Poongsan Corp.	13,231
85	POSCO	26,846
1,832	POSCO, ADR	144,453
29,640	Press Metal Aluminium Holdings Berhad	35,013
449,100	PT Aneka Tambang Persero Tbk*	25,440
71,800	PT Vale Indonesia Tbk*	14,622
3,505	Royal Bafokeng Platinum, Ltd.*	7,669
697	Seah Besteel Corp.	17,308
2,792	Severstal PAO, GDR	42,183
69,006	Sibanye Gold, Ltd.	68,419
11,722	Steel Authority of India, Ltd.	12,730
32,220	TA Chen Stainless Pipe	31,187
9,813	Tata Steel, Ltd., GDR	85,245
7,000	Ton Yi Industrial Corp.	3,134
22,000	Tung Ho Steel Enterprise Corp.	18,660
22,223	Vale SA, ADR	282,676
10,000	Vale SA	128,476
6,773	Vedanta, Ltd., ADR	119,001
5,402	Vedanta, Ltd.	23,204
3,000	Yeong Guan Energy Technology Group Co., Ltd.	8,916
38,213	Yieh Phui Enterprise Co., Ltd.	14,263
3,500	Zhaojin Mining Industry Co., Ltd.	2,759
72,000	Zijin Mining Group Co., Ltd.	32,628

		2,793,937

Multiline Retail (0.7%):
59,000	Far Eastern Department Stores, Ltd.	33,007
295	Hyundai Department Store Co., Ltd.	25,311
12,854	Lojas Renner SA	132,979
1,090	Poya International Co., Ltd.	13,784
34,100	PT Matahari Department Store Tbk	27,260
48,500	PT Mitra Adiperkasa Tbk	27,419
39,838	Ripley Corp SA	41,107
3,596	S.A.C.I. Falabella	34,704
130	Shinsegae Department Store Co.	42,835
13,076	Woolworths Holdings, Ltd.	66,396

		444,802

Multi-Utilities (0.0%):
88,020	YTL Corporation Berhad	30,677

Oil, Gas & Consumable Fuels (5.7%):
4,729	Aegis Logistics, Ltd.	19,054
30,900	Bangchak Corp. Public Co., Ltd.	36,439
38,500	Banpu Public Co., Ltd.	24,499
4,863	Bharat Pertoleum Corp., Ltd.	31,978

Continued

AZL DFA Emerging Markets Core Equity Fund

Schedule of Portfolio Investments

March 31, 2018 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Oil, Gas & Consumable Fuels, continued
1,639	Chennai Petroleum Corp., Ltd.	$8,264
42,000	China Coal Energy Co., Ltd., Class H	16,949
186,000	China Petroleum & Chemical Corp., Class H	164,926
21,000	China Shenhua Energy Co., Ltd.	52,769
326	CNOOC, Ltd., ADR	48,206
70,000	CNOOC, Ltd.	103,303
2,482	Coal India, Ltd.	10,822
1,750	Cosan sa industria e Comercio	22,027
3,352	Ecopetrol SA, ADR	64,795
1,700	Empresas Copec SA	26,709
13,500	Energy Absolute Public Co., Ltd.	18,979
6,797	Exxaro Resources, Ltd.	62,677
13,000	Formosa Petrochemical Corp.	53,566
10,974	Gazprom OAO, ADR	53,525
3,413	Grupa Lotos SA	52,751
1,737	GS Holdings	100,768
3,975	Gujarat Mineral Development Corp., Ltd.	7,574
48	Hankook Shell Oil Co., Ltd.	15,083
11,200	Hengyuan Refining Co. Bhd	22,291
8,845	Hindustan Petroleum Corp., Ltd.	47,194
12,804	Indian Oil Corp., Ltd.	35,052
168,900	IRPC Public Co., Ltd.	39,302
40,000	Kunlun Energy Co., Ltd.	34,765
340	Lubelski Wegiel Bogdanka SA	4,654
877	LUKOIL PJSC, ADR	60,706
218,800	Medco Energi Internasional*	19,347
7,265	MOL Hungarian Oil & Gas plc	79,668
140	NovaTek OAO, Registered Shares, GDR	19,205
7,632	Oil & Natural Gas Corp., Ltd.	20,887
5,553	Oil India, Ltd.	18,475
82,000	PetroChina Co., Ltd., Class H	57,044
18,410	Petroleo Brasileiro SA, ADR*	239,146
10,434	Petroleo Brasileiro SA, ADR*	147,537
144,200	Petron Corp.	25,591
3,300	Petron Malaysia Refining & Marketing Bhd	7,342
3,800	Petronas Dagangan Berhad	24,384
10,744	Petronet LNG, Ltd.	38,275
5,025	Polski Koncern Naftowy Orlen SA	123,783
12,311	Polskie Gornictwo Naftowe i Gazownictwo SA	20,346
490,000	PT Adaro Energy Tbk	76,305
336,100	PT Delta Dunia Makmur Tbk*	23,243
15,000	PT Indo Tambangraya Megah Tbk	31,100
126,500	PT Tambang Batubara Bukit Asam Tbk	27,119
31,700	PT United Tractors Tbk	73,984
9,600	PTT Exploration & Production Public Co., Ltd.	35,456
19,700	PTT Public Co., Ltd.	346,797
3,900	QGEP Participacoes SA	13,421
777	Reliance Industries, Ltd.	10,567
8,252	Reliance Industries, Ltd., GDR(a)	223,764
6,618	Rosneft Oil Co., Registered Shares, GDR	36,345
27,680	Semirara Mining and Power Corp.	16,090
26,900	Siamgas & Petrochemicals PCL	25,267
723	SK Energy Co., Ltd.	143,251
356	SK Gas, Ltd.	31,253
341	S-Oil Corp.	38,495
867	Tatneft Pjsc, ADR	55,687
15,900	Thai Oil Public Co., Ltd.	46,318

Shares		Fair Value
Common Stocks, continued
Oil, Gas & Consumable Fuels, continued
2,493	The Great Eastern Shipping Co., Ltd.	$12,674
2,064	Tupras-Turkiye Petrol Rafine	57,631
4,566	Ultrapar Participacoes SA, ADR	98,718
252,000	United Energy Group, Ltd.	21,912

		3,526,054

Paper & Forest Products (0.7%):
2,001	Century Plyboards India, Ltd.	10,093
7,803	Duratex SA	28,011
5,996	Empresas CMPC SA	22,848
2,179	Fibria Celulose SA, ADR	42,491
2,331	Hansol Holdings Co., Ltd.	9,801
146	Hansol Paper Co., Ltd.	2,200
19,000	Lee & Man Paper Manufacturing, Ltd.	20,260
23,397	Long Chen Paper Co., Ltd.	26,715
1,095	Mondi, Ltd.	29,895
29,000	Nine Dragons Paper Holdings, Ltd.	43,960
44,300	PT Indah Kiat Pulp & Paper Corp Tbk	35,588
18,030	Sappi, Ltd.	116,220
6,600	Suzano Papel e Celulose SA	66,960
12,900	Ta Ann Holdings Berhad	10,092
47,000	YFY, Inc.*	21,129

		486,263

Personal Products (1.1%):
181	Amorepacific Corp.	52,464
384	Amorepacific Group	49,651
926	Bajaj Corp., Ltd.	6,730
3,000	Chlitina Holding, Ltd.	20,411
945	Colgate-Palmolive India, Ltd.	15,354
173	Cosmax, Inc.	22,499
6,364	Dabur India, Ltd.	32,164
1,393	Emami, Ltd.	22,948
101	Gillette India, Ltd.	10,189
2,030	Godrej Consumer Products, Ltd.	34,426
3,000	Grape King BIO, Ltd.	26,562
9,000	Hengan International Group Co., Ltd.	83,873
499	Korea Kolmar Co., Ltd.	36,622
113	LG Household & Health Care, Ltd.	126,920
8,551	Marico, Ltd.	42,908
4,000	Natura Cosmeticos SA	38,849
174	Procter & Gamble Hygiene & Healthcare, Ltd.	25,621

		648,191

Pharmaceuticals (1.7%):
154	Abbott India, Ltd.	12,941
2,184	Adcock Ingram Holdings, Ltd.	13,138
510	Ajanta Pharma, Ltd.	10,924
840	Alembic Pharmaceuticals, Ltd.	7,102
2,018	Aspen Pharmacare Holdings, Ltd.	44,316
7,287	Aurobindo Pharma, Ltd.	62,614
3,311	Cadila Healthcare, Ltd.*	19,260
21,000	China Medical System Holdings, Ltd.	48,069
22,000	China Pharmaceutical Enterprise & Investment Corp.	59,227
3,000	China Shineway Pharmaceutical Group, Ltd.	4,613
12,000	China Traditional Chinese Medicine Co., Ltd.	8,903
190	Chong Kun Dang Pharmaceutical Corp.	22,895
156	Chongkundang Holdings Corp.	10,718
3,827	Cipla, Ltd.	32,130
1,200	Daewoong Co., Ltd.	23,810
12,000	Dawnrays Pharmaceutical Holdings, Ltd.	6,592
2,231	Dr. Reddy’s Laboratories, Ltd., ADR^	72,931

Continued

AZL DFA Emerging Markets Core Equity Fund

Schedule of Portfolio Investments

March 31, 2018 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Pharmaceuticals, continued
8	Glaxo smithkline Pharmaceuticals, Ltd.	$256
3,004	Glenmark Pharmaceuticals, Ltd.	24,400
204,000	Hua Han Bio-Pharmaceutical Holdings, Ltd.*(b)(c)	10,333
2,700	Hypermarcas SA	29,487
2,351	Ipca Laboratories, Ltd.	24,110
2,206	Jubilant Life Sciences, Ltd.	28,564
754	Kwang Dong Pharmmaceutical Co.	6,286
580	Kyungdong Pharm Co., Ltd.	13,033
3,131	Lupin, Ltd.	35,425
701	Natco Pharma, Ltd.	8,153
469	Pfizer, Ltd.	15,786
552	Piramal Enterprises, Ltd.	20,709
287,900	PT Kalbe Farma Tbk	31,444
697	Richter Gedeon Nyrt	14,591
648	Sam Chun Dang Pharm Co., Ltd.	24,133
57	Sanofi India, Ltd.	4,551
91,000	Sihuan Pharmaceutical Holdings Group, Ltd.	27,120
42,000	Sino Biopharmaceutical, Ltd.	83,708
40,172	SSY Group, Ltd.	35,620
803	Strides Shasun, Ltd.	8,268
3,891	Sun Pharmaceutical Industries, Ltd.	29,709
11,000	Tong Ren Tang Technologies Co., Ltd.	18,499
695	Torrent Pharmaceuticals, Ltd.	13,379
5,000	TTY Biopharm Co., Ltd.	17,115
95	Yuhan Corp.	19,805
16,000	YungShin Global Holding Corp.	22,946

		1,027,613

Real Estate Management & Development (3.3%):
28,000	Agile Property Holdings, Ltd.	58,639
3,615	Aliansce Shopping Centers SA	20,468
7,349	Attacq, Ltd.*	12,325
38,800	Ayala Land, Inc.	30,658
215,000	Bangkok Land PCL	12,666
30,000	Beijing Capital Land, Ltd.	18,559
19,423	BR Malls Participacoes SA	69,019
14,000	C C Land Holdings, Ltd.	3,192
460,000	Carnival Group International Holdings, Ltd.*	21,231
15,400	Cathay Real Estate Development Co., Ltd.	8,234
12,300	Central Pattana Public Co., Ltd.	30,960
36,000	China Evergrande Group*	115,196
40,000	China Overseas Grand Oceans Group, Ltd.	19,611
30,000	China Overseas Land & Investment, Ltd.	105,466
12,000	China Overseas Property Holdings, Ltd.	3,799
30,000	China Resources Land, Ltd.	110,545
15,000	China Sce Property Holdings, Ltd.	7,870
50,000	China South City Holdings, Ltd.	11,391
7,300	China Vanke Co., Ltd., Class H	33,663
46,000	CIFI Holdings Group Co., Ltd.	40,641
10,190	Corporacion Inmobiliaria Vesta SAB de C.V.*	15,131
36,000	Country Garden Holdings Co., Ltd.	75,182
6,951	DLF, Ltd.	21,632
852	Dongwon Development Co., Ltd.	3,761
13,200	DoubleDragon Properties Corp.	8,083
44,500	Eco World Development Group Berhad*	11,547

Shares		Fair Value
Common Stocks, continued
Real Estate Management & Development, continued
2,544	Etalon Group, Ltd.	$7,766
16,000	Farglory Land Development Co., Ltd.	18,132
474,000	Filinvest Land, Inc.	14,984
96,000	Franshion Properties China, Ltd.	55,442
65,000	Fullshare Holdings, Ltd.^	36,318
30,000	Future Land Development Holdings, Ltd.	25,708
16,000	Greenland Hong Kong Holdings, Ltd.	7,784
12,500	Greentown China Holdings, Ltd.	17,153
18,000	Guangzhou R&F Properties Co., Ltd., Class H	45,428
15,600	Highwealth Construction Corp.	24,237
4,000	Huaku Development Co., Ltd.	9,915
19,000	Hung Sheng Construction, Ltd.	19,958
1,800	Iguatemi Empresa de Shopping Centers SA	21,375
5,190	Indiabulls Real Estate, Ltd.*	14,714
21,700	IOI Properties Group Berhad	9,065
12,000	Jiayuan International Group, Ltd.	17,351
33,000	K Wah International Holdings L	22,194
4,405	Korea Real Estate Investment & Trust Co., Ltd.	12,473
15,000	KWG Property Holding, Ltd.	20,800
6,200	L.P.N. Development Public Co., Ltd.	2,047
14,182	LC Corp. SA	11,374
18,500	Longfor Properties Co., Ltd.	57,134
52,975	Mah Sing Group Berhad	13,868
190,500	Megaworld Corp.	17,172
59,000	Mingfa Group International Co., Ltd.*(b)(c)	423
1,265	Multiplan Empreendimentos Imobiliarios SA	26,438
1,588	NEPI Rockcastle plc	15,575
938	Oberoi Realty, Ltd.	7,375
8,462	Parque Arauco SA	25,515
944	Phoenix Mills, Ltd. (The)	8,679
53,000	Poly Property Group Co., Ltd.	26,371
1,252	Prestige Estates Projects, Ltd.	5,668
33,000	Prince Housing & Development Corp.	13,473
21,400	Pruksa Holding Public Co., Ltd.	14,875
417,700	PT Alam Sutera Realty Tbk	11,513
434,245	PT Ciputra Development Tbk	37,190
2,256,500	PT Hanson International Tbk*	24,190
577,600	PT Lippo Karawaci Tbk	20,221
177,300	PT Modernland Realty Tbk	4,505
327,500	PT Pakuwon Jati Tbk	15,020
251,500	PT Summarecon Agung Tbk	16,528
54,000	Radium Life Tech Co., Ltd.	21,240
20,000	Redco Properties Group, Ltd.(a)	10,775
464,000	Renhe Commercial Holdings Co., Ltd.*	9,089
49,352	Robinsons Land Corp.*	18,920
14,000	Ronshine China Holdings, Ltd., Class H*	20,597
15,600	Ruentex Development Co., Ltd.*	18,543
14,000	Shanghai Industrial Urban development Group, Ltd.	3,220
75,023	Shenzhen Investment, Ltd.	32,019
21,000	Shimao Property Holdings, Ltd.	60,137
95,500	Shui On Land, Ltd.	26,095
21,995	Sime Darby Property Berhad	8,151
48,500	Sino-Ocean Land Holdings, Ltd.	35,470
30,000	Skyfame Realty Holdings, Ltd.*	22,159
65,700	SM Prime Holdings, Inc.	42,617
707	Sobha, Ltd.	5,554

Continued

AZL DFA Emerging Markets Core Equity Fund

Schedule of Portfolio Investments

March 31, 2018 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Real Estate Management & Development, continued
36,500	Soho China, Ltd.	$19,227
20,464	Sunway Berhad	8,387
28,400	Supalai Public Co., Ltd.	19,935
42,100	UEM Sunrise Berhad*	10,901
76,700	Univentures PCL	23,026
31,500	UOA Development Berhad	19,739
89,800	Vista Land & Lifescapes, Inc.	11,221
172,000	Yuexiu Property Co., Ltd.	40,870
24,000	Yuzhou Properties Co., Ltd.	16,506

		2,149,818

Road & Rail (0.2%):
102	CJ Korea Express Co., Ltd.*	13,217
1,287	Container Corporation of India, Ltd.	24,672
11,970	Localiza Rent a Car SA	103,418
821	PKP Cargo SA*	9,992
2,900	Rumo SA*	11,544

		162,843

Semiconductors & Semiconductor Equipment (7.3%):
9,000	A-DATA Technology Co., Ltd.	23,500
24,673	Advanced Semiconductor Engineering, Inc., ADR	179,126
5,000	Advanced Wireless Semiconductor Co.	10,819
5,100	Ardentec Corp.	6,741
13,000	Chipbond Technology Corp.	31,206
2,091	Dongbu Hitek Co., Ltd.	28,673
5,080	Elite Advanced Laser Corp.	19,639
2,000	eMemory Technology, Inc.	24,261
251	EO Technics Co., Ltd.	17,586
23,000	Epistar Corp.*	33,510
20,000	Everlight Electronics Co., Ltd.	30,893
250,000	GCL-Poly Energy Holdings, Ltd.*	31,148
9,000	Gigastorage Corp.*	4,681
15,634	Gintech Energy Corp.*	8,573
13,200	Globetronics Technology Berhad	14,375
12,000	Greatek Electronics, Inc.	23,028
11,000	Holtek Semiconductor, Inc.	29,947
11,000	Hua Hong Semiconductor, Ltd.(a)	22,018
75	Hyundai Robotics Co., Ltd.*	30,213
1,838	Jusung Engineering Co., Ltd.	18,648
31,000	King Yuan Electronics Co., Ltd.	32,424
13,000	Kinsus Interconnect Technology Corp.	25,168
410	Koh Young Technology, Inc.	38,902
2,000	Land Mark Optoelectronics Corp.	26,515
121	LEENO Industrial, Inc.	6,808
34,435	Macronix International Co., Ltd.*	59,239
3,600	Malaysian Pacific Industries Berhad	8,110
7,000	MediaTek, Inc.	80,466
10,816	Motech Industries, Inc.	8,562
11,424	Nanya Technology Corp.	37,067
26,430	Neo Solar Power Corp.	11,842
9,000	Novatek Microelectronics Corp.	41,113
1,000	Parade Technologies, Ltd.	19,788
3,000	Phison Electronics Corp.	31,501
15,000	Powertech Technology, Inc.	47,190
9,000	Radiant Opto-Electronics Corp.	22,359
6,000	Realtek Semiconductor Corp.	26,161
10,057	Semiconductor Manufacturing International Corp., ADR*	66,376
1,476	Seoul Semiconductor Co., Ltd.	27,819
5,300	SFA Semicon Co., Ltd.*	12,559

Shares		Fair Value
Common Stocks, continued
Semiconductors & Semiconductor Equipment, continued
4,000	Sigurd Microelectronics Corp.	$5,076
10,138	Siliconware Precision Industries Co., ADR	87,694
14,000	Sino-American Silicon Products, Inc.	52,528
5,000	Sitronix Technology Corp.	15,016
6,595	SK Hynix, Inc.	505,104
9,000	Taiwan Semiconductor Co., Ltd.	24,404
48,851	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	2,137,720
14,000	Taiwan Surface Mounting Technology Corp.	13,588
862	Tes Co., Ltd.	24,064
3,228	Topco Scientific Co., Ltd.	9,454
759	Toptec Co., Ltd.*	22,563
35,700	Unisem (M) Berhad	22,701
72,299	United Microelectronics Corp., ADR	187,254
20,000	Vanguard International Semiconductor Corp.	44,004
5,250	Visual Photonics Epitaxy Co., Ltd.	20,742
3,153	WIN Semiconductors Corp.	34,468
56,648	Winbond Electronics Corp.	38,797
750	Wonik Ips Co., Ltd.	23,324
74,000	Xinyi Solar Holdings, Ltd.	30,163

		4,517,218

Software (0.5%):
1,872	Asseco Poland SA	24,700
1,339	CD Projekt SA	43,156
244	Com2uS Corp.	43,111
1,953	Cyient, Ltd.	20,905
333	DuzonBIzon Co., Ltd.	18,617
4,000	Kingsoft Corp., Ltd.	12,861
4,341	Kpit Technologies, Ltd.	14,596
1,472	Logo Yazilim Sanayi VE Ticaret As*	18,171
54	Ncsoft Corp.	20,927
271	NHN Entertainment Corp.*	17,288
548	NIIT Technologies, Ltd.	7,357
424	Oracle Financial Services Software, Ltd.	24,472
1,758	Tata Elxsi, Ltd.	26,909
2,500	Totvs SA	21,668

		314,738

Specialty Retail (1.1%):
39,000	Beauty Community Public Co., Ltd., Class F	26,693
19,800	Bermaz Motor Berhad	11,632
394	Cashbuild, Ltd.	16,117
11,000	China Harmony New Energy Auto Holding, Ltd.*	7,134
2,900	Cia. Hering	18,141
255,000	GOME Electrical Appliances Holdings, Ltd.	27,809
101,400	Home Product Center Public Co., Ltd.	45,256
3,000	Hotai Motor Co., Ltd.	30,224
134	Hotel Shilla Co., Ltd.	11,679
291	Lotte Himart Co., Ltd.	20,127
4,828	Mr.Price Group, Ltd.	116,479
16,800	Padini Holdings Berhad	18,938
134,000	Pou Sheng International (Holdings) Limited	34,000
347,300	PT ACE Hardware Indonesia Tbk	33,601
13,142	Super Group, Ltd.*	40,069
4,203	The Foschini Group, Ltd.	79,620
8,941	Truworths International, Ltd.	81,993

Continued

AZL DFA Emerging Markets Core Equity Fund

Schedule of Portfolio Investments

March 31, 2018 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Specialty Retail, continued
4,908	Via Varejo SA	$45,259
8,500	Zhongsheng Group Holdings, Ltd.	23,355

		688,126

Technology Hardware, Storage & Peripherals (5.7%):
32,000	Acer, Inc.	26,863
4,399	Advantech Co., Ltd.	31,795
13,000	Asia Vital Components Co., Ltd.	13,164
5,000	Asustek Computer, Inc.	46,986
3,562	Casetek Holdings, Ltd.	10,627
11,000	Catcher Technology Co., Ltd.	137,872
8,085	Chicony Electronics Co., Ltd.	20,728
14,000	Clevo Co.	14,335
99,967	CMC Magnetics Corp.*	15,852
56,000	Compal Electronics, Inc.	38,436
92,000	Coolpad Group, Ltd.*(b)(c)	2,760
2,000	Ennoconn Corp.	33,122
8,220	Foxconn Technology Co., Ltd.	22,186
11,000	Gigabyte Technology Co., Ltd.	26,107
9,000	High Tech Computer Corp.*	20,790
20,000	Inventec Corp.	15,993
4,000	Legend Holdings Corp., Class H(a)	13,295
122,000	Lenovo Group, Ltd.	62,755
46,460	Lite-On Technology Corp.	65,586
11,000	Micro-Star International Co., Ltd.	37,440
26,119	Mitac Holding Corp.	30,303
28,000	Pegatron Corp.	70,339
7,000	Primax Electronics, Ltd.	15,640
53,000	Qisda Corp.	39,753
29,000	Quanta Computer, Inc.	58,971
49,360	Ritek Corp.*	9,242
1,913	Samsung Electronics Co., Ltd., GDR	2,197,070
136	Samsung Electronics Co., Ltd.	316,957
208	Sindoh Co., Ltd.	12,848
8,000	Transcend Infromation, Inc.	23,714
69,332	Wistron Corp.	60,109

		3,491,638

Textiles, Apparel & Luxury Goods (1.3%):
5,885	Aksa Akrilik Kimya Sanayii AS	24,994
4,500	Alpargatas SA	22,834
16,000	Anta Sports Products, Ltd.	81,448
1,300	Arezzo Industria E Comercio SA	19,939
3,289	Arvind, Ltd.	19,665
587	CCC SA	40,069
76,000	China Dongxiang Group Co., Ltd.	13,289
10,000	Cosmo Lady China Holdings Co., Ltd.(a)	5,426
2,059	De Licacy Industrial Co., Ltd.	1,812
2,085	Eclat Textile Co., Ltd.	24,555
451	F&f Co., Ltd.	17,300
8,075	Feng Tay Enterprise Co., Ltd.	37,006
177	Fila Korea, Ltd.	17,957
14,000	Formosta Taffeta Co., Ltd.	15,497
535	Handsome Co., Ltd.	15,508
585	Hansae Co., Ltd.	11,853
1,315	Indo Count Industies, Ltd.	1,741
785	KPR Mill, Ltd.	7,687
459	LF Corp.	11,517
26,500	Li Ning Co., Ltd.*	27,365
4	LPP SA	10,225
3,212	Makalot Industrial Co., Ltd.	15,301
68	Page Industries, Ltd.	23,795
30,000	Pou Chen Corp.	40,088
2,940	Rajesh Exports, Ltd.	33,438

Shares		Fair Value
Common Stocks, continued
Textiles, Apparel & Luxury Goods, continued
1,269	Raymond, Ltd.	$17,593
35,000	Roo Hsing Co., Ltd.*	17,522
7,000	Ruentex Industries, Ltd.	13,618
7,000	Shenzhou International Group	74,585
388	SRF, Ltd.	11,755
34,140	Tainan Spinning Co., Ltd.	15,400
7,000	Taiwan Paiho, Ltd.	19,674
4,591	Titan Co., Ltd.	66,668
627	Vardhman Textiles, Ltd.	11,823
5,586	Welspun India, Ltd.	5,004
337	Youngone Corp.	8,665
239	Youngone Holdings Co., Ltd.	12,367

		814,983

Thrifts & Mortgage Finance (0.6%):
1,135	Can Fin Homes, Ltd.	8,549
5,015	Dewan Housing Finance Corp., Ltd.	40,115
786	Gruh Finance, Ltd.	6,986
6,407	Housing Development Finance Corp., Ltd.	180,219
5,052	Indiabulls Housing Finance, Ltd.	97,373
7,284	LIC Housing Finance, Ltd.	59,949

		393,191

Tobacco (0.4%):
3,300	British American Tobacco Malaysia Berhad	22,485
31,635	ITC, Ltd.	124,916
823	KT&G Corp.	77,150
7,000	PT Gudang Garam Tbk	36,966
214	VST Industries, Ltd.	9,683

		271,200

Trading Companies & Distributors (0.3%):
11,062	Adani Enterprises, Ltd.	27,188
6,830	Barloworld, Ltd.	96,055
1,537	Daewoo International Corp.	33,355
1,664	Hudaco Industries, Ltd.	23,043
590	LG International Corp.	15,027
270,000	New Provenance Everlasting Holdings, Ltd.*	5,552
52,300	PT AkR Corporindo Tbk	21,645
2,473	SK Network Co., Ltd.	13,476
88	Trencor, Ltd.	282

		235,623

Transportation Infrastructure (1.2%):
9,195	Adani Ports & Special Economic Zone, Ltd.	50,129
30,500	Airports of Thailand PCL	64,546
13,600	Bangkok Aviation Fuel Services Public Co., Ltd.	15,570
140,782	Bangkok Exressway & Metro Public Co., Ltd.	32,488
20,000	Beijing Capital International Airport Co., Ltd.	27,073
13,964	China Merchants Holdings International Co., Ltd.	30,993
11,900	Companhia de Concessoes Rodoviarias	44,990
26,000	Cosco Pacific, Ltd.	21,942
3,700	Ecorodovias Infraestrutura e Logistica SA	9,841
1,854	Gateway Distriparks, Ltd.	4,988
4,715	Grupo Aeroportuario del Centro Norte, SAb de C.V.	22,996
260	Grupo Aeroportuario del Sureste SAB de C.V., ADR	44,348

Continued

AZL DFA Emerging Markets Core Equity Fund

Schedule of Portfolio Investments

March 31, 2018 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Transportation Infrastructure, continued
4,648	Grupo Aeroporturaio del Pacifico SAB de C.V.	$45,935
5,801	Gujarat Pipavav Port, Ltd.	13,089
19,750	International Container Terminal Services, Inc.	37,942
16,000	Jiangsu Expressway Co., Ltd., Series H	22,766
12,000	Malaysia Airports Holdings Berhad	27,576
1,675	Promotora y Operadora de Infraestructura SAB de C.V.	16,656
57,956	PT Jasa Marga Persero Tbk*	19,339
15,000	Qingdao Port International Co., Ltd.(a)	11,164
22,789	Shenzhen International Holdings, Ltd.	50,204
58,253	Sociedad Matriz SAAM SA	5,970
18,000	Taiwan High Speed Rail Corp.	13,852
6,974	TAV Havalimanlari Holding AS	41,849
70,000	Tianjin Port Development Holdings, Ltd.	9,763
29,300	Westports Holding Berhad	26,851
20,000	Zhejiang Expressway Co., Ltd.	20,538

		733,398

Water Utilities (0.6%):
36,941	Aguas Andinas SA, Class A	24,050
38,000	Beijing Enterprises Water Group, Ltd.	21,373
4,600	Cia de Saneamento Do Parana	15,120
1,600	Cia de Saneamento Do Parana*	28,980
6,610	Companhia de Saneamento Basico do Estado de Sao Paulo, ADR	70,000
1,200	Companhia de Saneamento de Minas Gerais- Copasa MG	17,489
64,000	CT Environmental Group, Ltd.	11,589
22,000	Guangdong Investment, Ltd.	34,853
16,068	Inversiones Aguas Metropolitanas SA	29,582
67,400	Manila Water Co.	35,930
37,300	TTW Public Co., Ltd.	14,336

		303,302

Wireless Telecommunication Services (3.2%):
11,500	Advanced Information Service plc	75,965
16,141	America Movil SAB de C.V., Series L, ADR	308,132
38,090	Axiata Group Berhad	54,047
13,131	Bharti Airtel, Ltd.	81,130
19,500	China Mobile, Ltd.	178,422
7,027	China Mobile, Ltd., ADR	321,486
17,300	DIGI.com Berhad	20,787
2,969	Empresa Nacional de Telecomunicaciones SA	34,089
18,000	Far EasTone Telecommunications Co., Ltd.	47,684
520	Globe Telecom, Inc.	16,196
29,245	Idea Cellular, Ltd.*	34,203
16,200	Maxis Berhad	23,888
2,220	MegaFon PJSC, Registered Shares, GDR	21,978
20,954	MTN Group, Ltd.	212,460
1,112	PLDT, Inc., ADR	31,547
30,600	PT Indosat Tbk	10,568
112,500	PT XL Axiata Tbk*	20,663
25,752	Reliance Communications, Ltd.*	8,694
1,682	SK Telecom Co., Ltd., ADR	40,654
14,000	Taiwan Mobile Co., Ltd.	52,517
1,730	Tim Participacoes SA, ADR	37,489

Shares		Fair Value
Common Stocks, continued
Wireless Telecommunication Services, continued
15,400	Total Access Communication Public Co., Ltd.	$22,249
5,607	Turkcell Iletisim Hizmetleri AS, ADR	53,603
11,621	Veon, Ltd., ADR	30,679
2,782	Vodacom Group, Ltd.	36,029

		1,775,159

Total Common Stocks (Cost $51,991,855)		61,980,000

Preferred Stocks (0.2%):
Chemicals (0.2%):
2,900	Braskem SA, Class A, 2.62%	42,177

Electric Utilities (0.0%):
723	Companhia de Transmissao de Energia Eletrica Paulista, 4.57%	14,565

Independent Power & Renewable Electricity Producers (0.0%):
4,100	Companhia Energetica de Sao Paulo, Class B, 3.07%	19,600

Machinery (0.0%):
17,000	Marcopolo SA, 0.54%	20,085

Metals & Mining (0.0%):
7,000	Usinas Siderurgicas de Minas Gerais SA, Class A, 0.29%	23,072

Total Preferred Stocks (Cost $56,139)		119,499

Rights (0.0%):
Diversified Financial Services (0.0%):
2,169	Fubon Financial Holdings, Expires on 4/16/18*(c)	—

Electronic Equipment, Instruments & Components (0.0%):
570	Career Technology Co., Ltd., Expires on 4/13/18*	71

Machinery (0.0%):
2,141	Samsung Heavy Industries Co., Ltd., Class R, Expires on 4/16/18*	4,169

Real Estate Management & Development (0.0%):
24,066	PT Lippo Karawaci Tbk, Expires on 4/26/18*(c)	—

Total Rights (Cost $–)		4,240

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Securities Held as Collateral for Securities on Loan (1.5%):
$916,897	AZL DFA Emerging Markets Core Equity Fund Securities Lending Collateral Account(d)	916,897

Total Securities Held as Collateral for Securities on Loan (Cost $916,897)		916,897

Unaffiliated Investment Company (0.1%):
49,604	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 1.46%(e)	49,604

Total Unaffiliated Investment Company (Cost $49,604)		49,604

Total Investment Securities (Cost $53,014,495) - 101.2%		63,070,240

Continued

AZL DFA Emerging Markets Core Equity Fund

Schedule of Portfolio Investments

March 31, 2018 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount	Fair Value
Unaffiliated Investment Company (continued)
Net other assets (liabilities) - (1.2)%	$(752,852)

Net Assets - 100.0%	$62,317,388

Percentages indicated are based on net assets as of March 31, 2018.

ADR     -     American Depositary Receipt

GDR     -     Global Depositary Receipt

*	Non-income producing security.
^	This security or a partial position of this security was on loan as of March 31, 2018. The total value of securities on loan as of March 31, 2018, was $900,892.
(a)	Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investors. The sub-adviser has deemed these securities to be liquid based on procedures approved by the Board of Trustees.
(b)	The sub-adviser has deemed these securities to be illiquid based on procedures approved by the Board of Trustees. As of March 31, 2018, these securities represent 0.06% of the net assets of the Fund.
(c)	Security was valued using unobservable inputs in good faith pursuant to procedures approved by the Board of Trustees as of March 31, 2018. The total of all such securities represent 0.02% of the net assets of the fund.
(d)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before March 31, 2018.
(e)	The rate represents the effective yield at March 31, 2018.

Amounts shown as “—” are $0 or round to less than $1.

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investments as of March 31, 2018:

Country	Percentage
Bermuda	0.5%
Brazil	8.1%
Cayman Islands	0.6%
Chile	1.5%
China	11.1%
Colombia	0.3%
Czech Republic	0.2%
Egypt	0.1%
Guernsey	— %^
Hong Kong	5.3%
Hungary	0.3%
India	12.3%
Indonesia	2.8%
Malaysia	3.5%
Mexico	2.9%
Netherlands	— %^
Philippines	1.5%
Poland	1.6%
Republic of Korea (South)	16.9%
Romania	— %^
Russian Federation	1.1%
South Africa	6.6%
Spain	— %^
Switzerland	0.1%
Taiwan, Province Of China	16.0%
Thailand	3.1%
Turkey	1.4%
Ukraine	— %^
United States	2.2%

100.0%

^	Represents less than 0.05%.

See accompanying notes to the schedules of portfolio investments.

AZL DFA Five-Year Global Fixed Income Fund

Schedule of Portfolio Investments

March 31, 2018 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Corporate Bonds (22.4%):
Banks (0.1%):
$ 750,000	US Bank NA Cincinnati, 2.85%, 1/23/23, Callable 12/23/22 @ 100^	$740,454

Beverages (1.1%):
210,000	Coca-Cola Co. (The), 2.20%, 5/25/22	203,908
100,000	Coca-Cola Co. (The), 1.13%, 9/22/22	127,383
4,000,000	Coca-Cola Co. (The), 0.75%, 3/9/23, Callable 12/9/22 @ 100	4,993,502

		5,324,793

Communications Equipment (1.7%):
7,000,000	Cisco Systems, Inc., 2.20%, 2/28/21^	6,873,431
2,000,000	Cisco Systems, Inc., 1.85%, 9/20/21, Callable 8/20/21 @ 100	1,930,599

		8,804,030

Consumer Finance (2.6%):
12,435,000	Toyota Motor Credit Corp., 2.60%, 1/11/22	12,285,167
200,000	Toyota Motor Credit Corp., 0.75%, 7/21/22	250,345
257,000	Toyota Motor Credit Corp., 2.38%, 2/1/23	344,973

		12,880,485

Diversified Financial Services (0.6%):
2,810,000	Berkshire Hathaway, Inc., 2.20%, 3/15/21, Callable 2/15/21 @ 100^	2,773,895

Food Products (0.6%):
3,250,000	Nestle Holdings, Inc., Series E, 1.88%, 3/9/21	3,162,647

Household Products (3.1%):
2,000,000	Colgate-Palmolive Co., 2.30%, 5/3/22	1,954,837
3,015,000	Procter & Gamble Co. (The), 1.85%, 2/2/21	2,945,958
2,000,000	Procter & Gamble Co. (The), 1.70%, 11/3/21	1,926,910
100,000	Procter & Gamble Co. (The), 2.00%, 11/5/21	131,122
1,000,000	Procter & Gamble Co. (The), 2.30%, 2/6/22	980,626
1,474,000	Procter & Gamble Co. (The), 2.15%, 8/11/22	1,427,402
4,700,000	Procter & Gamble Co. (The), 2.00%, 8/16/22	6,214,911

		15,581,766

Industrial Conglomerates (1.2%):
1,850,000	3M Co., 0.38%, 2/15/22, Callable 11/15/21 @ 100	2,295,638
2,906,000	GE Capital International Funding, 2.34%, 11/15/20	2,841,948
900,000	General Electric Co., 0.38%, 5/17/22, Callable 4/17/22 @ 100	1,101,819

		6,239,405

IT Services (1.8%):
1,000,000	IBM Corp., 2.25%, 2/19/21^	984,155

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Corporate Bonds, continued
IT Services, continued
$ 8,000,000	IBM Corp., 2.50%, 1/27/22	$7,841,378

		8,825,533

Oil, Gas & Consumable Fuels (1.6%):
1,000,000	Chevron Corp., 2.10%, 5/16/21, Callable 4/15/21 @ 100	977,479
7,000,000	Chevron Corp., 2.50%, 3/3/22, Callable 2/3/22 @ 100	6,885,718

		7,863,197

Pharmaceuticals (2.4%):
100,000	Johnson & Johnson, 0.25%, 1/20/22, Callable 12/20/21 @ 100	123,616
2,000,000	Merck & Co., Inc., 2.35%, 2/10/22	1,960,006
958,000	Novartis Capital Corp., 2.40%, 5/17/22, Callable 4/17/22 @ 100	935,539
5,000,000	Pfizer, Inc., 1.95%, 6/3/21	4,888,361
3,521,000	Pfizer, Inc., 0.25%, 3/6/22, Callable 2/6/22 @ 100	4,336,698

		12,244,220

Software (4.7%):
1,111,000	Microsoft Corp., 1.55%, 8/8/21, Callable 7/8/21 @ 100	1,066,831
6,551,000	Microsoft Corp., 2.40%, 2/6/22, Callable 1/6/22 @ 100	6,440,446
2,500,000	Microsoft Corp., 2.38%, 2/12/22, Callable 1/12/22 @ 100	2,451,830
2,500,000	Oracle Corp., 2.80%, 7/8/21	2,493,054
10,307,000	Oracle Corp., 1.90%, 9/15/21, Callable 8/15/21 @ 100	9,950,959
1,500,000	Oracle Corp., 2.50%, 5/15/22, Callable 3/15/22 @ 100	1,470,552

		23,873,672

Technology Hardware, Storage & Peripherals (0.9%):
2,000,000	Apple, Inc., 2.85%, 5/6/21	2,001,211
2,000,000	Apple, Inc., 1.00%, 11/10/22	2,541,347

		4,542,558

Total Corporate Bonds (Cost $114,488,962)		112,856,655

Foreign Bonds (52.4%):
Banks (19.5%):
2,226,000	ANZ New Zealand Int’l Ltd., Series E, 0.40%, 3/1/22+	2,730,152
550,000	Bank Nederlandse Gemeenten NV, Series E, 1.00%, 3/15/22+	763,292
2,100,000	Bank Nederlandse Gemeenten NV, 0.50%, 8/26/22+	2,633,587
1,800,000	Bank Nederlandse Gemeenten NV, 2.25%, 8/30/22+	2,428,187
1,983,000	Bayerische Landesbodenkreditanstalt, 2.50%, 2/9/22+	2,674,721
2,000,000	Commonwealth Bank of Australia, 3.25%, 1/17/22+	1,550,231
2,220,000	Commonwealth Bank of Australia, 3.25%, 3/31/22+	1,716,597
1,000,000	Commonwealth Bank of Australia, Series E, 0.50%, 7/11/22+	1,232,286
550,000	Cooperatieve Rabobank UA, 0.13%, 10/11/21+	674,897

Continued

AZL DFA Five-Year Global Fixed Income Fund

Schedule of Portfolio Investments

March 31, 2018 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Foreign Bonds, continued
Banks, continued
$ 500,000	Cooperatieve Rabobank UA, Series G, 4.00%, 1/11/22+	$701,809
2,289,000	Cooperatieve Rabobank UA, Series E, 4.75%, 6/6/22+	3,329,437
2,093,000	Cooperatieve Rabobank UA, 0.50%, 12/6/22+	2,582,230
1,150,000	Dexia Credit Local SA, 0.63%, 1/21/22+	1,444,851
9,350,000	Dexia Credit Local SA, 0.25%, 6/2/22+	11,557,886
1,500,000	Dexia Credit Local SA, Series E, 1.13%, 6/15/22+	2,074,497
5,530,000	Kreditanstalt fuer Wiederaufbau, Series E, 0.88%, 3/15/22+	7,660,959
1,794,000	Kreditanstalt fuer Wiederaufbau, 2.90%, 6/6/22, MTN+	1,389,566
500,000	Kreditanstalt fuer Wiederaufbau, 0.63%, 7/4/22+	633,024
2,500,000	Kreditanstalt fuer Wiederaufbau, 0.02%, 12/15/22+	3,072,622
475,000	Land Nordrhein-Westfalen, 0.13%, 3/16/23+	583,912
200,000	Landeskreditbank Baden-Wuerttemberg Foerderbank, Series E, 0.88%, 3/7/22+	276,113
3,000,000	National Australia Bank, Ltd., Series G, 0.88%, 1/20/22+	3,760,757
500,000	National Australia Bank, Ltd., 0.35%, 9/7/22+	612,033
3,000,000	Nederlandse Waterschapsbank NV, 0.50%, 10/27/22+	3,755,734
100,000	Nederlandse Waterschapsbank NV, 0.50%, 1/19/23+	125,116
250,000	Nordea Bank AB, Series E, 2.00%, 2/17/21+	324,294
1,900,000	Nordea Bank AB, Series E, 3.25%, 7/5/22+	2,622,339
1,000,000	NRW Bank, 0.00%, 8/10/22+	1,227,581
1,787,000	NRW Bank, 0.10%, 11/11/22+	2,188,188
1,164,000	Oesterreichische Kontrollbank AG, Series E, 0.75%, 3/7/22+	1,599,893
7,700,000	Royal Bank of Canada, Series DPNT, 1.97%, 3/2/22+	5,821,085
600,000	Skandinaviska Enskilda Banken AB, Series G, 0.30%, 2/17/22+	737,702
1,190,000	Skandinaviska Enskilda Banken AB, 1.25%, 8/5/22+	1,638,414
2,700,000	State of North Rhine-Westphalia Germany, 0.00%, 12/5/22+	3,310,834
3,167,000	State of North Rhine-Westphalia Germany, 0.38%, 2/16/23+	3,945,878
3,450,000	Svenska Handelsbanken AB, Series E, 0.25%, 2/28/22+	4,232,789
1,000,000	Svenska Handelsbanken AB, 2.63%, 8/23/22+	1,347,304
1,100,000	Svenska Handelsbanken AB, 1.13%, 12/14/22+	1,395,140
5,000,000	Toronto-Dominion Bank (The), Series DPNT, 2.62%, 12/22/21+	3,881,113

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Foreign Bonds, continued
Banks, continued
$ 5,500,000	Toronto-Dominion Bank (The), Series DPNT, 1.99%, 3/23/22+	$4,163,725
300,000	Westpac Banking Corp., Series E, 0.25%, 1/17/22+	366,830

		98,767,605

Capital Markets (0.8%):
900,000	FMS Wertmanagement AoeR, 0.88%, 2/14/22+	1,246,915
4,000,000	International Finance Corp., 2.80%, 8/15/22+	3,090,675

		4,337,590

Consumer Finance (0.2%):
1,500,000	Toyota Credit Canada, Inc., 2.02%, 2/28/22+	1,136,388

Diversified Financial Services (14.5%):
1,000,000	Agence Francaise de Developpement, 0.13%, 4/30/22+	1,232,596
1,500,000	Agence Francaise de Developpement, 0.50%, 10/25/22+	1,874,849
5,700,000	ASB Finance, Ltd., Series E, 0.50%, 6/10/22+	6,986,145
403,000	Council Of Europe Development Bank, 0.38%, 10/27/22+	503,172
500,000	European Financial Stability Facility, Series E, 2.25%, 9/5/22+	677,053
11,868,000	European Financial Stability Facility, 0.02%, 11/17/22+	14,586,072
12,131,000	European Stability Mechanism, 0.00%, 10/18/22+	14,921,634
1,000,000	Export Development Canada, 2.70%, 10/24/22+	767,501
2,250,000	Inter-American Development Bank, 3.75%, 7/25/22+	1,804,354
5,000,000	International Bank for Reconstruction & Development, 2.60%, 9/20/22+	3,833,135
650,000	International Bank for Reconstruction & Development, 1.00%, 12/19/22+	901,373
100,000	Kommunalbanken AS, 1.13%, 11/30/22+	138,885
12,000,000	Kommuninvest I Sverige AB, Series 2109, 1.00%, 9/15/21+	1,481,968
106,000,000	Kommuninvest I Sverige AB, 0.25%, 6/1/22+	12,658,333
3,000,000	Landwirtschaftliche Rentenbank, 2.70%, 9/5/22+	2,303,247
1,366,000	Municipality Finance plc, 1.25%, 12/7/22+	1,909,857
2,280,000	OP Corporate Bank plc, Series E, 0.75%, 3/3/22+	2,850,778
450,000	OP Corporate Bank plc, 0.38%, 10/11/22+	552,150
500,000	Temasek Financial I Ltd., Series E, 0.50%, 3/1/22+	623,902
800,000	Temasek Financial I Ltd., Series G, 4.63%, 7/26/22+	1,266,302

		71,873,306

Continued

AZL DFA Five-Year Global Fixed Income Fund

Schedule of Portfolio Investments

March 31, 2018 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Foreign Bonds, continued
Food Products (0.1%):
$ 500,000	Nestle Finance International, Ltd., 1.75%, 9/12/22+	$655,866

Insurance (0.8%):
600,000	UNEDIC ASSEO, 0.13%, 5/25/22+	742,255
2,600,000	UNEDIC ASSEO, 0.88%, 10/25/22+	3,322,876

		4,065,131

Oil, Gas & Consumable Fuels (1.1%):
1,000,000	Shell International Finance BV, Series E, 1.25%, 3/15/22+	1,276,684
900,000	Shell International Finance BV, Series E, 1.00%, 4/6/22+	1,138,278
1,300,000	Statoil ASA, 0.88%, 2/17/23, Callable 11/17/22 @ 100+	1,632,254
600,000	Total Capital Canada Ltd., Series E, 1.13%, 3/18/22+	762,697

		4,809,913

Pharmaceuticals (0.4%):
1,700,000	Sanofi, 1.13%, 3/10/22, Callable 12/10/21 @ 100+	2,158,714

Sovereign Bond (15.0%):
6,300,000	Caisse d’Amortissement de la Dette Sociale, 0.13%, 11/25/22+	7,792,565
3,000,000	Canada Housing Trust No 1, 1.75%, 6/15/22+(a)	2,285,771
2,700,000	Finland Government Bond, 1.63%, 9/15/22+(a)	3,579,698
1,350,000	French Republic Government Bond OAT, 3.00%, 4/25/22+	1,876,686
5,600,000	French Republic Government Bond OAT, 0.00%, 5/25/22+	6,931,989
1,400,000	French Republic Government Bond OAT, 2.25%, 10/25/22+	1,907,607
500,000	Netherlands Government Bond, 3.75%, 1/15/23+	729,691
8,000,000	Province of Alberta, 1.35%, 9/1/21+	6,027,822
4,000,000	Province of British Columbia, 3.25%, 12/18/21+	3,214,656
1,200,000	Province of Manitoba, 1.55%, 9/5/21+	910,200
3,700,000	Province of Ontario, 3.15%, 6/2/22+	2,963,303
6,000,000	Province of Quebec, 4.25%, 12/1/21+	4,982,860
950,000	Province of Quebec, 0.88%, 5/24/22+	1,304,088
2,500,000	Province of Quebec Canada, 3.50%, 12/1/22+	2,036,388
7,600,000	Republic of Austria, 0.00%, 9/20/22+(a)(b)	9,393,029
2,000,000	Republic of Austria Government Bond, 3.40%, 11/22/22+(a)	2,860,447
99,000,000	Swedish Government, 3.50%, 6/1/22+	13,682,851
5,000,000	Western Australian Treasury Corp., 2.75%, 10/20/22+	3,859,032

		76,338,683

Total Foreign Bonds (Cost $260,248,317)		264,143,196

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Yankee Dollars (23.1%):
Banks (12.9%):
$ 370,000	Australia & New Zealand Banking Group, Ltd., 2.55%, 11/23/21	$361,488
1,667,000	Australia & New Zealand Banking Group, Ltd., 2.63%, 11/9/22	1,617,540
7,500,000	Bank Nederlandse Gemeenten, 2.38%, 2/1/22(a)	7,381,627
9,595,000	Bank of Montreal, 1.90%, 8/27/21^	9,215,681
1,000,000	Bank of Nova Scotia, 2.70%, 3/7/22^	980,803
700,000	Commonwealth Bank of Australia, 2.00%, 9/6/21(a)	673,169
2,625,000	Commonwealth Bank of Australia, 2.75%, 3/10/22(a)	2,580,505
1,000,000	Cooperatieve Rabobank UA, 4.50%, 1/11/21	1,038,165
1,000,000	Cooperatieve Rabobank UA, 3.88%, 2/8/22	1,019,665
2,000,000	National Australia Bank, Ltd., 1.88%, 7/12/21	1,921,068
5,500,000	National Australia Bank, Ltd., 2.80%, 1/10/22	5,414,310
2,587,000	National Australia Bank, Ltd., Series G, 2.50%, 5/22/22	2,510,963
600,000	National Australian Bank of New York, Series G, 2.63%, 1/14/21	592,264
1,500,000	Nederlandse Waterschapsbank NV, 1.88%, 4/14/22	1,446,180
2,000,000	Nordea Bank AB, Registered Shares, 2.50%, 9/17/20(a)	1,969,448
3,000,000	Rabobank Nederland NY, Series G, 2.50%, 1/19/21	2,951,214
2,500,000	Rabobank Nederland NY, 2.75%, 1/10/22	2,453,942
8,031,000	Royal Bank of Canada, Series G, 2.75%, 2/1/22^	7,920,040
448,000	Svenska Handelsbanken AB, 1.88%, 9/7/21	428,250
2,500,000	Toronto-Dominion Bank (The), 2.13%, 4/7/21	2,435,301
3,000,000	Toronto-Dominion Bank (The), 1.80%, 7/13/21^	2,879,875
1,000,000	Westpac Banking Corp., 2.00%, 8/19/21	962,959
4,000,000	Westpac Banking Corp., 2.80%, 1/11/22^	3,944,763
1,976,000	Westpac Banking Corp., 2.50%, 6/28/22	1,920,972

		64,620,192

Diversified Financial Services (1.4%):
7,000,000	Kommunalbanken AS, Registered Shares, 2.25%, 1/25/22	6,861,064

Oil, Gas & Consumable Fuels (2.1%):
10,000,000	Shell International Finance BV, 1.75%, 9/12/21	9,585,852
1,000,000	Total Capital International SA, 2.88%, 2/17/22	994,175

		10,580,027

Sovereign Bond (6.7%):
6,000,000	Caisse D’amort Dette SOC, Registered Shares, 1.88%, 2/12/22	5,793,348

Continued

AZL DFA Five-Year Global Fixed Income Fund

Schedule of Portfolio Investments

March 31, 2018 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Yankee Dollars, continued
Sovereign Bond, continued
$ 5,000,000	CPPIB Capital, Inc., 2.25%, 1/25/22(a)	$4,899,548
8,000,000	CPPIB Capital, Inc., Registered Shares, 2.25%, 1/25/22	7,839,276
1,500,000	Province of Manitoba, 2.13%, 5/4/22	1,454,015
8,500,000	Province of Ontario, 2.40%, 2/8/22	8,334,762
6,000,000	Province of Quebec, 2.38%, 1/31/22	5,889,782

		34,210,731

Total Yankee Dollars (Cost $118,970,964)		116,272,014

Securities Held as Collateral for Securities on Loan (4.8%):
$ 24,152,837	AZL DFA Five-Year Global Fixed Income Fund Securities Lending Collateral Account(c)	24,152,837

Total Securities Held as Collateral for Securities on Loan (Cost $24,152,837)		24,152,837

Total Investment Securities (Cost $517,861,080) - 102.7%		517,424,702
Net other assets (liabilities) - (2.7)%		(13,718,670)

Net Assets - 100.0%		$503,706,032

Percentages indicated are based on net assets as of March 31, 2018.

MTN	-	Medium Term Note

^	This security or a partial position of this security was on loan as of March 31, 2018. The total value of securities on loan as of March 31, 2018, was $23,476,480.
+	The principal amount is disclosed in local currency and the fair value is disclosed in U.S. Dollars.
(a)	Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investors. The sub-adviser has deemed these securities to be liquid based on procedures approved by the Board of Trustees.
(b)	The rate represents the effective yield at March 31, 2018.
(c)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before March 31, 2018.

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investments as of March 31, 2018:

Country	Percentage
Australia	6.8%
Austria	2.7%
Canada	17.9%
Denmark	0.4%
Finland	1.7%
France	9.5%
Germany	5.9%
Luxembourg	3.1%
Netherlands	8.9%
New Zealand	1.9%
Norway	1.6%
Singapore	0.4%
SNAT	4.8%
Sweden	7.9%
United States	26.5%

100.0%

Continued

AZL DFA Five-Year Global Fixed Income Fund

Schedule of Portfolio Investments

March 31, 2018 (Unaudited)

Forward Currency Contracts

At March 31, 2018, the Fund’s open forward currency contracts were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
Short Contracts:
U.S. Dollar	840,972	Australian Dollar	1,038,960	Bank of America	4/10/18	$43,152
U.S. Dollar	1,209,350	Australian Dollar	1,496,554	Bank of America	4/10/18	60,144
U.S. Dollar	2,377,843	Australian Dollar	3,013,659	State Street	4/10/18	63,649
U.S. Dollar	181,727	British Pound	129,028	Bank of America	4/16/18	608
U.S. Dollar	1,628,365	British Pound	1,149,660	Barclays Capital	4/16/18	14,571
U.S. Dollar	270,077	British Pound	191,197	Barclays Capital	4/16/18	1,691
U.S. Dollar	715,679	British Pound	517,068	Citigroup	4/16/18	(10,136)
U.S. Dollar	17,779,480	British Pound	12,857,401	State Street	4/16/18	(268,636)
U.S. Dollar	39,496,307	Canadian Dollar	48,588,001	Bank of America	4/24/18	1,760,280
U.S. Dollar	16,887,720	Australian Dollar	20,917,753	State Street	4/24/18	824,943
U.S. Dollar	2,208,350	European Euro	1,786,526	Bank of America	4/26/18	6,371
U.S. Dollar	1,228,755	European Euro	995,396	Barclays Capital	4/26/18	1,881
U.S. Dollar	626,090	European Euro	505,810	Citigroup	4/26/18	2,655
U.S. Dollar	2,761,383	European Euro	2,228,242	Citigroup	4/26/18	14,969
U.S. Dollar	5,051,361	European Euro	4,067,601	State Street	4/26/18	37,848
U.S. Dollar	1,581,905	European Euro	1,277,789	State Street	4/26/18	6,969
U.S. Dollar	451,496	European Euro	366,384	State Street	4/26/18	(89)
U.S. Dollar	1,936,218	European Euro	1,572,849	State Street	4/26/18	(2,394)
U.S. Dollar	5,398,229	European Euro	4,362,200	State Street	4/26/18	21,609
U.S. Dollar	3,005,998	European Euro	2,429,856	State Street	4/26/18	11,084
U.S. Dollar	142,744	European Euro	115,768	State Street	4/26/18	54
U.S. Dollar	1,487,604	European Euro	1,210,608	State Street	4/26/18	(4,528)
U.S. Dollar	77,954,077	European Euro	63,000,000	State Street	4/30/18	281,780
U.S. Dollar	28,616,892	Swedish Krona	235,541,974	Citigroup	5/2/18	332,513
U.S. Dollar	78,144,448	European Euro	63,149,442	Citigroup	5/2/18	276,360

						$3,477,348

Long Contracts:
British Pound	99,224	U.S. Dollar	139,679	Bank of America	4/3/18	$(470)
European Euro	103,449	U.S. Dollar	127,350	State Street	4/3/18	(50)
European Euro	328,828	U.S. Dollar	404,593	State Street	4/4/18	77

						$(443)

See accompanying notes to the schedules of portfolio investments.

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

March 31, 2018 (Unaudited)

Shares		Fair Value
Common Stocks (98.6%):
Aerospace & Defense (1.4%):
15,989	Austal, Ltd.	$22,369
44,779	BAE Systems plc	365,724
5,900	Bombardier, Inc., Class B*	17,175
11,887	CAE, Inc.	221,278
3,081	Chemring Group plc	8,647
119,811	Cobham plc	206,850
504	Elbit Systems, Ltd.	60,769
3,429	European Aeronautic Defence & Space Co. NV	396,700
14,340	Finmeccanica SpA	165,830
2,535	Heroux-Devtek, Inc.*	29,498
1,132	LiSi	45,646
539	Maxar Technologies, Ltd.	24,929
41,242	Meggitt plc	250,132
3,010	MTU Aero Engines AG	507,311
37,946	QinetiQ Group plc	109,934
25,323	Rolls-Royce Holdings plc	310,120
1,136	Saab AB	51,484
1,661	Safran SA	175,996
20,156	Senior plc	85,107
17,700	Singapore Technologies Engineering, Ltd.	48,705
3,432	Ste Industrielle d’Aviation Latecoere SA*	21,043
1,426	Thales SA	173,741
4,635	Ultra Electronics Holdings plc	90,013

		3,389,001

Air Freight & Logistics (0.3%):
7,355	BPOST SA	166,190
1,468	Compania de Distribucion Integral Logista Holdings SA	31,094
7,375	Deutsche Post AG	322,464
5,804	Freightways, Ltd.	31,804
37,500	Kerry Network, Ltd.	55,722
2,300	Kintetsu World Express, Inc.	42,812
1,800	Konoike Transport Co., Ltd.	31,161
4,792	Mainfreight, Ltd.	85,402
4,000	Mitsui-Soko Holdings Co., Ltd.	12,869
1,146	Oesterreichische Post AG	57,010
282	Panalpina Welttransport Holdings	35,630
22,252	PostNL NV	83,379
23,649	Royal Mail plc	179,560
58,500	Singapore Post, Ltd.	61,441

		1,196,538

Airlines (0.3%):
2,930	Air Canada*	60,888
6,523	Air France-KLM*	72,462
26,921	Air New Zealand, Ltd.	62,974
1,200	All Nippon Airways Co., Ltd.	46,429
14,046	Cathay Pacific Airways, Ltd.	24,359
7,741	Deutsche Lufthansa AG, Registered Shares	247,246
2,130	easyJet plc	48,012
28,658	El Al Israel Airlines	9,576
1,728	Exchange Income Corp.	41,396
13,156	International Consolidated Airlines Group SA	113,611
24,091	Qantas Airways, Ltd.	108,362
21,400	Singapore Airlines, Ltd.	177,770

		1,013,085

Auto Components (3.6%):
1,000	Aisan Industry Co., Ltd.	10,767
6,300	Aisin Sieki Co., Ltd.	344,987
7,300	Akebono Brake Industry Co., Ltd.	19,327
2,288	Arb Corp., Ltd.	35,050
266	Autoneum Holding AG	72,442

Shares		Fair Value
Common Stocks, continued
Auto Components, continued
6,935	Brembo SpA	$107,349
12,900	Bridgestone Corp.	566,424
3,874	CIE Automotive SA	138,639
7,997	Compagnie Generale des Establissements Michelin SCA, Class B	1,181,925
887	Continental AG	244,982
2,800	Daido Metal Co., Ltd.	32,528
2,400	Daikyonishikawa Corp.	39,406
4,700	Denso Corp.	258,191
1,800	Eagle Industry Co., Ltd.	31,175
1,724	ElringKlinger AG	32,161
1,700	Exedy Corp.	53,779
5,121	Faurecia	414,884
2,300	FCC Co., Ltd.	64,908
500	Futaba Industrial Co., Ltd.	4,232
70,607	GKN plc	459,007
874	Grammer AG	54,848
1,400	G-Tekt Corp.	27,192
2,186	Hella KGAA Hueck & Co.	143,792
1,600	Hi-Lex Corp.	42,985
700	H-One Co., Ltd.	9,201
1,200	Imasen Electric Industrial	13,844
200	Kasai Kogyo Co., Ltd.	2,581
2,500	Keihin Corp.	51,490
1,600	Koito Manufacturing Co., Ltd.	112,207
31,203	Kongsberg Automotive ASA*	35,773
500	KYB Co., Ltd.	23,523
2,493	Leoni AG	159,462
3,233	Linamar Corp.	176,633
8,141	Magna International, Inc., ADR	458,746
6,366	Martinrea International, Inc.	75,263
1,027	Mgi Coutier	38,732
2,000	Mitsuba Corp.	25,635
1,600	Musashi Seimitsu Industry Co. L	54,272
6,000	NGK Spark Plug Co., Ltd.	144,913
12,000	NHK SPRING Co., Ltd.	128,972
3,600	Nifco, Inc.	121,633
4,000	Nippon Seiki Co., Ltd.	73,121
700	Nissin Kogyo Co., Ltd.	12,150
2,700	NOK Corp.	52,942
6,062	Nokian Renkaat OYJ	275,704
2,600	Pacific Industrial Co., Ltd.	34,609
1,800	Piolax, Inc.	47,509
2,839	Plastic Omnium SA	136,088
6,300	Press Kogyo Co., Ltd.	37,602
400	Riken Corp.	22,459
1,600	Sanden Holdings Corp.*	22,530
1,000	Showa Corp.	17,155
2,500	Stanley Electric Co., Ltd.	94,272
17,200	Sumitomo Electric Industries, Ltd.	264,461
2,900	Sumitomo Riko Co., Ltd.	29,236
7,600	Sumitomo Rubber Industries, Ltd.	140,141
300	T RAD Co., Ltd.	11,056
2,000	Tachi-S Co., Ltd.	35,856
800	Taiho Kogyo Co., Ltd.	11,556
3,900	Tokai Rika Co., Ltd.	80,036
2,500	Topre Corp.	73,175
7,500	Toyo Tire & Rubber Co., Ltd.	128,878
4,500	Toyoda Gosei Co., Ltd.	103,819
3,500	Toyota Boshoku Corp.	72,723
700	Toyota Industries Corp.	42,601
1,500	TPR Co., Ltd.	43,010
3,600	TS Tech Co., Ltd.	143,054
2,000	Unipres Corp.	45,261
2,847	Valeo SA	188,247
82,000	Xinyi Glass Holdings, Ltd.	125,129

Continued

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

March 31, 2018 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Auto Components, continued
6,500	Yokohama Rubber Co., Ltd. (The)	$151,337
600	Yorozu Corp.	9,933

		8,539,510

Automobiles (4.2%):
9,641	Bayerische Motoren Werke AG (BMW)	1,046,165
17,431	Daimler AG, Registered Shares	1,481,022
958	Ferrari NV	115,458
31,464	Fiat Chrysler Automobiles NV	645,057
4,300	Fuji Heavy Industries, Ltd.	142,343
23,400	Honda Motor Co., Ltd.	812,622
24,135	IMMSI SpA	18,924
10,900	Isuzu Motors, Ltd.	167,361
23,400	Mazda Motor Corp.	312,596
48,200	Nissan Motor Co., Ltd.	498,928
2,100	Nissan Shatai Co., Ltd.	21,927
14,678	Piaggio & C SpA	40,902
27,636	PSA Peugeot Citroen SA	665,457
3,686	Renault SA	447,748
5,000	Suzuki Motor Corp.	271,464
43,138	Toyota Motor Corp.	2,811,892
794	Volkswagen AG	158,965
4,800	Yamaha Motor Co., Ltd.	143,669

		9,802,500

Banks (9.2%):
3,000	77th Bank	71,726
4,916	ABN AMRO Group NV(a)	148,198
400	Akita Bank, Ltd. (The)	10,814
1,197	Aktia Bank OYJ	13,532
1,200	Aomori Bank, Ltd. (The)	36,869
18,426	Australia & New Zealand Banking Group, Ltd.	382,212
6,000	Awa Bank, Ltd. (The)	39,191
20,218	Banca Popolare dell’Emilia Romarna	112,922
18,614	Banca Popolare di Sondrio SCARL	73,757
61,025	Banco Bpm SpA*	212,397
106,975	Banco Comercial Portugues SA, Class R*	35,876
73,105	Banco de Sabadell SA	149,658
124,643	Banco Santander SA	812,832
244	Bank Cler AG	10,982
6,708	Bank Hapoalim BM	46,148
28,290	Bank Leumi Le-Israel Corp.	170,968
5,200	Bank of East Asia, Ltd. (The)	20,874
2,674	Bank of Georgia Holdings	133,590
20,917	Bank of Ireland Group plc	183,317
900	Bank of Iwate, Ltd. (The)	36,392
1,400	Bank of Kyoto, Ltd. (The)	79,420
15,317	Bank of Montreal	1,157,506
500	Bank of Nagoya, Ltd. (The)	18,917
13,051	Bank of Nova Scotia	805,247
820	Bank of Okinawa, Ltd. (The)	35,100
9,431	Bank of Queensland, Ltd.	79,978
1,100	Bank of Saga, Ltd. (The)	24,249
69	Banque Cantonale Vaudoise,Registered Shares	55,859
20,279	Barclays plc, ADR	239,698
11,069	Bendigo & Adelaide Bank, Ltd.	84,255
206	Berner Kantonalbank AG	38,466
6,008	BNP Paribas SA	445,412
57,542	BOC Hong Kong Holdings, Ltd.	282,185
6,760	Canadian Imperial Bank of Commerce	596,773
4,927	Canadian Western Bank	126,407

Shares		Fair Value
Common Stocks, continued
Banks, continued
9,000	Chiba Bank, Ltd. (The)	$73,809
3,800	Chugoku Bank, Ltd. (The)	45,693
700	Chukyo Bank, Ltd. (The)	15,431
2,600	Chuo Mitsui Trust Holdings, Inc.	106,475
12,920	Commerzbank AG*	167,839
10,689	Commonwealth Bank of Australia	596,906
15,000	Concordia Financial Group, Ltd.	84,812
6,221	Credit Agricole SA	101,209
3,026	Credito Emiliano SpA	26,541
348,864	Credito Valtellinese SpA*	49,435
7,234	Criteria Caixacorp SA	34,496
5,600	Dah Sing Financial Holdings, Ltd.	35,568
700	Daisan Bank, Ltd. (The)(b)	11,179
800	Daishi Bank, Ltd. (The)	35,830
3,411	Danske Bank A/S	127,496
6,055	DnB NOR ASA	118,183
900	Ehime Bank, Ltd. (The)	10,776
763	Erste Group Bank AG	38,369
6,500	Fidea Holdings Co., Ltd.	11,972
1,816	First International Bank of Israel	38,386
1,000	Fukui Bank, Ltd. (The)	22,132
8,000	Fukuoka Financial Group, Inc.	43,900
8,100	Gunma Bank, Ltd. (The)	46,736
10,800	Hachijuni Bank, Ltd. (The)	58,763
2,805	Hang Seng Bank, Ltd.	65,398
25,589	Heartland Bank, Ltd.	32,592
5,300	Hiroshima Bank, Ltd. (The)	40,436
1,000	Hokkoku Bank, Ltd. (The)	39,706
1,400	Hokuetsu Bank, Ltd. (The)	31,104
4,300	Hokuhoku Financial Group, Inc.	59,140
19,835	HSBC Holdings plc, ADR	945,535
6,800	Hyakugo Bank, Ltd. (The)	32,753
10,000	Hyakujushi Bank, Ltd. (The)	33,994
21,652	ING Groep NV	365,652
72,820	Intesa Sanpaolo SpA	265,527
24,232	Isreal Discount Bank*	69,731
5,500	Iyo Bank, Ltd. (The)	42,121
6,200	Jimoto Holdings, Inc.	11,080
1,200	Juroku Bank, Ltd. (The)	32,372
2,046	Jyske Bank A/S	121,240
200	Kansai Urban Banking Corp.(b)	2,632
3,405	KBC Group NV	296,764
8,000	Keiyo Bank, Ltd. (The)	36,124
400	Kita-Nippon Bank, Ltd. (The)	11,287
2,400	Kiyo Bank, Ltd. (The)	38,670
8,690	Kyushu Financial Group, Inc.	43,453
1,601	Laurentian Bank of Canada	58,860
28,027	Liberbank SA*	15,371
696	Liechtenstein Landesbank AG	39,467
96,935	Lloyds TSB Group plc, ADR	360,598
117	Luzerner Kantonalbank AG	63,191
12,870	Mebuki Financial Group, Inc.	50,030
6,134	Mediobanca SpA	72,199
700	Michinoku Bank, Ltd. (The)	11,545
700	Mie Bank, Ltd. (The)(b)	15,446
600	Minato Bank, Ltd. (The)(b)	11,843
78,200	Mitsubishi UFJ Financial Group, Inc.	519,100
800	Miyazaki Bank, Ltd. (The)	25,170
5,533	Mizrahi Tefahot Bank, Ltd.	106,019
159,600	Mizuho Financial Group, Inc.	290,260
1,300	Musashino Bank, Ltd. (The)	41,803
1,300	Nanto Bank, Ltd. (The)	35,432
28,207	National Australia Bank, Ltd.	620,520
6,256	National Bank of Canada	294,491
10,213	Natixis	83,820
5,000	Nishi-Nippon Holdings, Inc.	59,376

Continued

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

March 31, 2018 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Banks, continued
14,029	Nordea Bank AB	$149,924
8,600	North Pacific Bank, Ltd.	28,984
1,300	Ogaki Kyoritsu Bank, Ltd. (The)	33,090
18,152	Oversea-Chinese Banking Corp., Ltd.	178,850
5,242	Raiffeisen International Bank-Holding AG	204,215
13,700	Resona Holdings, Inc.	73,752
599	Ringkjoebing Landbobank A/S	32,881
10,304	Royal Bank of Canada	796,396
8,223	Royal Bank of Scotland, ADR*	60,850
3,000	San-In Godo Bank, Ltd. (The)	26,851
11,600	Senshu Ikeda Holdings, Inc.	44,322
24,500	Seven Bank, Ltd.	78,726
7,000	Shiga Bank, Ltd. (The)	35,695
1,000	Shikoku Bank, Ltd. (The)	14,269
400	Shimizu Bank, Ltd. (The)	11,239
3,100	Shinsei Bank, Ltd.	48,065
5,000	Shizuoka Bank, Ltd. (The)	48,358
11,212	Skandinaviska Enskilda Banken AB, Class A	117,596
4,184	Societe Generale	227,604
3,307	Spar Nord Bank A/S	39,519
4,203	Sparebank 1 Sr-Bank ASA	46,315
121	St. Galler Kantonalbank AG	67,013
16,806	Standard Chartered plc	168,260
8,900	Sumitomo Mitsui Financial Group, Inc.	377,454
1,500	Suruga Bank, Ltd.	21,021
9,610	Svenska Handelsbanken AB, Class A	120,612
4,499	Swedbank AB, Class A	100,908
2,348	Sydbank A/S	86,597
6,500	Toho Bank, Ltd. (The)	25,097
1,100	Tokyo Ty Financial Group, Inc.	26,471
7,500	Tomony Holdings, Inc.	34,050
19,576	Toronto-Dominion Bank (The)	1,112,896
2,100	Towa Bank, Ltd. (The)	28,211
6,200	Tsukuba Bank, Ltd.	20,682
36,343	UBI Banca - Unione di Banche Italiane SCPA	166,342
12,043	Unicredit SpA	252,658
8,427	United Overseas Bank, Ltd.	177,748
682	Valiant Holding AG	80,859
9,737	Virgin Money Holdings UK	35,935
582	Walliser Kantonalbank, Registered Shares	62,471
51,785	Westpac Banking Corp.	1,144,895
1,600	Yamagata Bank, Ltd. (The)	36,222
5,000	Yamaguchi Financial Group, Inc.	61,956
9,000	Yamanashi Chuo Bank, Ltd. (The)	37,323
6	Zuger Kantonalbank AG	36,168

		20,644,865

Beverages (1.3%):
10,537	A.G. Barr plc	97,194
3,070	Anheuser-Busch InBev NV	337,361
2,300	Asahi Breweries, Ltd.	123,760
8,796	Britvic plc	84,304
562	C&C Group plc	1,844
991	Carlsberg A/S, Class B	118,441
5,367	Coca-Cola Amatil, Ltd.	35,908
2,981	Coca-Cola European Partners plc	124,077
3,906	Coca-Cola HBC AG	144,499
9,750	Cott Corp.	143,427
5,510	Davide Campari - Milano SpA	41,755
4,154	Diageo plc, ADR	562,535

Shares		Fair Value
Common Stocks, continued
Beverages, continued
1,867	Heineken NV	$200,906
2,200	ITO EN, Ltd.	86,475
10,600	Kirin Holdings Co., Ltd.	284,316
109	Laurent-Perrier	12,711
938	Olvi OYJ	32,463
1,800	Refresco Group NV(a)	44,181
2,807	Royal Unibrew A/S	186,657
4,000	Sapporo Breweries, Ltd.	117,162
1,000	Suntory Beverage & Food, Ltd.	48,496

		2,828,472

Biotechnology (0.1%):
986	Bavarian Nordic A/S*	31,012
1,137	Biotest AG	37,087
2,219	CSL, Ltd.	266,776
1,054	Genus plc	34,474
2,522	Grifols SA	71,427
999	Idorsia, Ltd.	24,068
5,747	Knight Therapeutics, Inc.*	34,575
3,118	Sirtex Medical, Ltd.	66,622
3,126	Thrombogenics NV*	16,274

		582,315

Building Products (1.1%):
1,100	AICA Kogyo Co., Ltd.	40,511
2,028	Arbonia AG*	37,179
5,600	Asahi Glass Co., Ltd.	234,749
3,788	Assa Abloy AB, Class B	82,272
15	Belimo Holding AG, Registered Shares	60,703
1,100	Central Glass Co., Ltd.	25,423
2,051	Compagnie de Saint-Gobain SA	108,323
1,500	Daikin Industries, Ltd.	166,603
119	dorma kaba Holding AG	93,140
434	Geberit AG, Registered Shares	191,999
12,489	Gwa Group, Ltd.	32,471
2,938	Inwido AB	26,283
10,573	Kingspan Group plc	448,191
3,279	Lindab International AB	24,813
5,800	Lixil Group Corp.	128,629
5,337	Nibe Industrier AB, Class B	50,583
8,000	Nichias Corp.	102,841
1,500	Nichiha Corp.	56,695
1,500	Nippon Sheet Glass Co., Ltd.*	11,980
2,000	Nitto Boseki Co., Ltd.	42,822
1,500	Noritz Corp.	27,200
1,400	Okabe Co., Ltd.	12,985
12,336	Polypipe Group plc	60,243
22	Rockwool International A/S	5,993
353	Rockwool International A/S	105,063
1,900	Sankyo Tateyama, Inc.	28,316
11,100	Sanwa Holdings Corp.	143,158
35	Schweiter Technologies AG	41,642
1,800	Takara Standard Co., Ltd.	30,527
1,348	Tarkett SA	45,175
2,500	TOTO, Ltd.	131,244
2,051	Uponor OYJ	34,309
638	Zehnder Group AG	29,445

		2,661,510

Capital Markets (2.4%):
2,048	3i Group plc	24,724
3,200	AGF Management, Ltd.	16,296
1,600	Aizawa Securities Co., Ltd.	11,452
2,800	Alaris Royalty Corp.	35,625
1,655	Altamir	26,775
244	Amundi SA(a)	19,633
2,137	Anima Holding SpA	14,541

Continued

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

March 31, 2018 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Capital Markets, continued
17,351	Ashmore Group plc	$92,788
851	Avanza Bank Holding AB	45,120
3,389	Azimut Holding SpA	72,928
1,975	Banca Generali SpA	63,778
4,094	Binckbank NV	23,371
3,505	Bolsas y Mercados Espanoles	118,707
25,002	Brewin Dolphin Holdings plc	121,076
1,119	Brookfield Asset Management, Inc., Class A	43,641
4,759	BT Investment Management, Ltd.	37,072
1,983	Bure Equity AB	21,862
6,165	Canaccord Genuity Group, Inc.	33,165
2,455	CI Financial Corp.	52,599
10,072	Close Brothers Group plc	203,046
14,749	Credit Suisse Group AG	247,557
14,000	Daiwa Securities Group, Inc.	89,857
10,467	Deutsche Bank AG, Registered Shares	146,329
206	Deutsche Beteiligungs AG	9,990
1,253	Deutsche Boerse AG	170,670
1,252	Eastnine AB	13,189
2,513	EFG International AG	20,138
258,000	Emperor Capital Group, Ltd.	19,926
2,185	Euronext NV(a)	159,888
6,269	GAM Holding AG	105,514
671	Gimv NV	40,585
1,675	Guardian Capital Group, Ltd., Class A	31,986
142,000	Guotai Junan International Hol	41,355
67,243	Haitong International Securities	39,559
5,422	Hargreaves Lansdown plc	124,420
6,198	Hong Kong Exchanges & Clearing, Ltd.	203,734
22,233	IG Group Holdings plc	249,115
2,132	IGM Financial, Inc.	62,345
3,744	Intermediate Capital Group plc	51,656
15,356	Investec plc	118,595
6,662	IOOF Holdings, Ltd.	52,456
20,157	Ip Group plc*	32,441
3,988	IRESS, Ltd.	29,170
1,700	IwaiCosmo Holdings, Inc.	22,596
900	Jafco Co., Ltd.	42,056
7,200	Japan Exchange Group, Inc.	134,678
2,771	Julius Baer Group, Ltd.	170,678
25,444	Jupiter Fund Management plc	168,529
453	KAS Bank NV	5,815
3,928	London Stock Exchange Group plc	227,571
3,369	Macquarie Group, Ltd.	268,736
4,411	Magellan Financial Group, Ltd.	81,615
20,569	Man Group plc	49,601
2,900	Mito Securities Co., Ltd.	11,628
7,700	Monex Group, Inc.	24,907
4,265	Navigator Global Investments, Ltd.	12,310
10,500	Nex Group plc	144,660
28,200	Nomura Holdings, Inc.	164,205
5,000	Okasan Securities Group, Inc.	29,901
226	Partners Group Holding AG	168,250
1,867	Perpetual, Ltd.	67,443
5,913	Platinum Asset Management, Ltd.	26,858
3,209	Rathbone Brothers plc	109,945
9,785	Ratos AB, Class B^	38,221
1,124	Rothschild & Co.	41,395
5,700	SBI Holdings, Inc.	134,329
559	Schroders plc	17,910
1,610	Schroders plc	72,189

Shares		Fair Value
Common Stocks, continued
Capital Markets, continued
9,000	Singapore Exchange, Ltd.	$50,839
371	Swissquote Group Holding SA	22,538
2,878	Thomson Reuters Corp.	111,235
1,131	TMX Group, Ltd.	65,628
3,100	Tokai Tokyo Financial Holdings, Inc.	21,491
4,000	Toyo Securities Co., Ltd.	11,082
6,294	Tullett Prebon plc	39,487
13,983	UBS Group AG	246,293
3,019	UBS Group AG	53,316
1,793	Vontobel Holding AG	111,167
122	Vp Bank AG, Registered Shares	18,941

		6,126,717

Chemicals (6.0%):
900	Achilles Corp.	18,590
5,100	Adeka Corp.	91,321
3,219	Air Liquide SA	394,664
6,000	Air Water, Inc.	117,886
9,273	AkzoNobel NV	876,537
700	Arakawa Chemical Industries, Ltd.	12,416
4,212	Arkema SA	549,946
24,000	Asahi Kasei Corp.	319,529
15,764	BASF SE	1,601,914
7,920	Borregaard ASA	75,104
2,300	Carlit Holdings Co., Ltd.	23,566
1,050	Christian Hansen Holding A/S	90,736
4,200	Chugoku Marine Paints, Ltd.	41,544
1,600	Ci Takiron Corp.	10,452
14,586	Clariant AG	348,409
4,087	Corbion NV	123,980
2,800	Croda International plc	179,654
9,800	Daicel Chemical Industries, Ltd.	107,381
400	Dainichiseika Color & Chemical	16,653
5,100	Dainippon Ink & Chemicals, Inc.	171,802
5,600	Denka Co., Ltd.	190,274
17,121	DuluxGroup, Ltd.	97,655
24,199	Elementis plc	100,411
88	EMS-Chemie Holding AG	55,579
2,309	Essentra plc	13,740
1,599	Evonik Industries AG	56,411
905	Frutarom Industries, Ltd.	83,242
1,815	Fuchs Petrolub AG	98,557
679	FUCHS Petrolub SE	34,588
1,100	Fujimori Kogyo Co., Ltd.	39,115
1,400	Fuso Chemical Co., Ltd.	36,015
100	Givaudan SA, Registered Shares	228,010
29	Gurit Holding AG	23,632
4,570	Hexpol AB	42,407
3,500	Hitachi Chemical Co., Ltd.	77,921
35,677	Incitec Pivot, Ltd.	96,852
1,500	Ishihara Sangyo Kaisha, Ltd.*	18,199
10,087	Israel Chemicals, Ltd.	42,766
400	JCU Corp.	9,468
2,998	Johnson Matthey plc	128,146
6,491	K+S AG, Registered Shares	187,344
16,000	Kaneka Corp.	159,799
1,100	Kansai Paint Co., Ltd.	25,759
5,000	Kanto Denka Kogyo Co., Ltd.	51,592
7,358	Kemira OYJ	94,260
1,162	Koninklijke DSM NV	115,531
300	Konishi Co., Ltd.	4,815
3,200	Kumiai Chemical Industry Co., Ltd.	19,106
11,300	Kuraray Co., Ltd.	196,345
200	Kureha Corp.	13,227
5,438	Lanxess AG	416,891
294	Lenzing AG	36,312
1,230	Linde AG	258,905

Continued

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

March 31, 2018 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Chemicals, continued
1,300	Lintec Corp.	$37,467
2,350	Methanex Corp.	142,527
53,900	Mitsubishi Chemical Holdings Corp.	523,524
6,000	Mitsubishi Gas Chemical Co., Inc.	144,272
8,000	Mitsui Chemicals, Inc.	254,674
800	Nihon Kagaku Sangyo Co., Ltd.	9,672
2,300	Nihon Nohyaku Co., Ltd.	13,570
3,600	Nihon Parkerizing Co., Ltd.	59,142
600	Nippon Chemical Industrial Co., Ltd.	19,341
8,000	Nippon Kayaku Co., Ltd.	99,510
1,400	Nippon Pillar Packing Co., Ltd.	20,986
400	Nippon Shokubai Co., Ltd.	27,596
4,000	Nippon Soda Co., Ltd.	22,809
2,300	Nissan Chemical Industries, Ltd.	95,790
900	Nitto Denko Corp.	68,243
2,200	NOF Corp.	66,533
3,287	Novozymes A/S, Class B	170,243
5,861	Nufarm, Ltd./Australia	38,184
1,572	Nutrien, Ltd.	74,293
3,000	Okura Industrial Co., Ltd.	16,388
11,701	Orica, Ltd.	160,269
1,000	Osaka Organic Chemical Industry, Ltd.	12,989
1,343	Recticel SA	16,854
2,800	Riken Technos Corp.	13,459
500	Sakai Chemical Industry Co., Ltd.	12,926
2,400	Sakata Inx Corp.	35,617
700	Sanyo Chemical Industries, Ltd.	32,924
900	Sekisui Plastics Co., Ltd.	10,067
1,700	Shin-Etsu Chemical Co., Ltd.	176,754
6,500	Showa Denko K.K.	272,673
29	Sika AG, Class B	227,379
1,754	SOL SPA	23,828
1,611	Solvay SA	223,970
11,000	Sumitomo Bakelite Co., Ltd.	97,106
68,000	Sumitomo Chemical Co., Ltd.	393,235
300	Sumitomo Seika Chemicals Co. Ltd.	14,437
2,206	Symrise AG	177,606
22,357	Synthomer plc	150,547
500	T Hasegawa Co., Ltd.	9,559
1,200	T&K Toka Co., Ltd.	14,758
1,200	Taiyo Holdings Co., Ltd.	51,605
5,700	Taiyo Nippon Sanso Corp.	86,283
600	Takasago International Corp.	17,692
9,600	Teijin, Ltd.	182,814
500	Tenma Corp.	9,600
1,223	Tessenderlo Chemie NV*	51,249
1,434	Tikkurila OYJ	27,592
3,700	Toagosei Co., Ltd.	43,715
2,600	Tokuyama Corp.	82,709
600	Tokyo Ohka Kogyo Co., Ltd.	21,739
11,000	Toray Industries, Inc.	104,489
13,500	Tosoh Corp.	266,680
6,000	Toyo Ink SC Holdings Co., Ltd.	37,601
6,300	Toyobo Co., Ltd.	124,278
7,200	Ube Industries, Ltd.	211,224
8,838	Umicore SA	468,801
6,476	Victrex plc	233,543
1,157	Wacker Chemie AG	190,087
10,000	Zeon Corp.	145,578

		14,563,958

Commercial Services & Supplies (1.4%):
1,200	AEON Delight Co., Ltd.	43,428
17,026	Aggreko plc	175,495
25,551	Babcock International Group plc	240,034

Shares		Fair Value
Common Stocks, continued
Commercial Services & Supplies, continued
1,163	Bilfinger SE	$52,995
1,670	Black Diamond Group, Ltd.	3,021
14,490	Brambles, Ltd.	111,496
282	Cewe Stiftung & Co. KGAA	27,731
76,899	Cleanaway Waste Management, Ltd.	85,919
2,500	Dai Nippon Printing Co., Ltd.	52,048
1,500	Daiseki Co., Ltd.	41,845
4,203	De La Rue plc	30,042
25,114	Downer EDI, Ltd.	124,806
1,000	Duskin Co., Ltd.	24,898
8,275	Edenred	287,903
1,912	Elis SA	47,345
84,498	G4S plc	294,552
348	GL Events	10,476
18,123	HomeServe plc	187,846
9,361	Interserve plc^	10,597
7,191	ISS A/S	266,885
1,800	Itoki Corp.	11,587
34,804	IWG plc	111,664
1,500	Kokuyo Co., Ltd.	29,303
400	Kyodo Printing Co., Ltd.	12,374
3,638	Lassila & Tikanoja OYJ	75,494
5,185	Loomis AB	186,807
700	Matsuda Sangyo Co., Ltd.	12,727
5,449	Mears Group plc	25,403
27,717	Mitie Group plc	61,842
1,100	Oyo Corp.	15,531
2,100	Park24 Co., Ltd.	57,215
2,696	PayPoint plc	30,180
1,400	Pilot Corp.	78,490
11,442	Prosegur Compania de Seguridad SA	87,953
58,477	Rentokil Initial plc	223,122
1,600	Sato Holdings Corp.	51,603
1,000	SECOM Co., Ltd.	74,410
9,943	Securitas AB, Class B	169,391
659	Societe BIC SA	65,597
700	Sohgo Security Services Co., Ltd.	34,459
2,300	Takeei Corp.	27,812
2,256	Tomra Systems ASA	47,404
1,300	Toppan Forms Co., Ltd.	14,458
5,000	Toppan Printing Co., Ltd.	41,081
1,100	Tosho Printing Co., Ltd.	10,423
4,920	Tox Free Solutions, Ltd.	12,882
4,470	Transcontinental, Inc.	88,310

		3,776,884

Communications Equipment (0.0%):
2,792	Adva Optical Networking Se*	18,411
700	Aiphone Co., Ltd.	11,921
2,052	Ascom Holding AG	43,636
700	Denki Kogyo Co., Ltd.	21,111
991	Evs Broadcast Equipment SA	32,014
500	Icom, Inc.	12,387
6,772	Mitel Networks Corp.*	62,768
16,733	Nokia OYJ	92,483
1,022	Parrot SA	6,575
26,263	Spirent Communications plc	42,524
19,159	Telefonaktiebolaget LM Ericsson, Class B	121,622
6,200	VTech Holdings, Ltd.	78,503

		543,955

Construction & Engineering (2.0%):
6,809	ACS Actividades de Construccion y Servicios SA	265,624
3,353	Aecon Group, Inc.	47,788

Continued

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

March 31, 2018 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Construction & Engineering, continued
3,000	Asanuma Corp.	$11,224
4,202	Astaldi SpA	11,493
2,110	Badger Daylighting, Ltd.	42,210
375	Bauer AG	8,844
16,800	Boustead Singapore, Ltd.	10,468
7,647	Bouygues SA	383,555
209	Burkhalter Holding AG	24,516
14,759	Cardno, Ltd.*	14,812
25,120	Carillion plc^(b)(c)	4,522
31,800	Chip Eng Seng Corp., Ltd.	24,023
1,100	Chudenko Corp.	29,671
589	CIE d’Entreprises CFE SA	80,172
2,367	Cimic Group, Ltd.	81,646
6,098	Costain Group plc	39,735
500	Dai-Dan Co., Ltd.	11,164
6,000	Daiho Corp.	34,288
2,773	Eiffage SA	315,850
2,783	Elecnor SA	46,580
7,737	Eltel AB*(a)	24,120
4,365	Ferrovial SA	91,258
435	FLSmidth & Co. A/S	28,120
338	Fomento de Construcciones y Contratas SA*	4,137
4,400	Fudo TETRA Corp.	7,851
200	Fukuda Corp.	12,413
5,231	Galliford Try plc	61,327
14,200	Hazama Ando Corp.	108,079
600	Hibiya Engineering, Ltd.	11,181
708	Hochtief AG	132,315
1,093	Implenia AG	86,755
17,890	John Laing Group plc(a)	67,684
15,000	Kajima Corp.	141,056
3,000	Kandenko Co., Ltd.	34,499
5,690	Keller Group plc	69,542
2,800	Kinden Corp.	46,621
2,668	Koninklijke Boskalis Westminster NV	78,206
2,700	Kumagai Gumi Co., Ltd.	84,752
2,100	Kyowa Exeo Corp.	56,125
1,300	Kyudenko Corp.	63,854
7,400	Lian Beng Group, Ltd.	3,790
9,000	Maeda Corp.	104,980
3,000	Maeda Road Construction Co., Ltd.	60,441
3,300	Mirait Holdings Corp.	52,951
6,692	Monadelphous Group, Ltd.	78,948
3,820	NCC AB	73,007
1,000	Nichireki Co., Ltd.	11,368
3,000	Nippo Corp.	67,801
1,600	Nippon Densetsu Kogyo Co., Ltd.	31,417
700	Nippon Koei Co., Ltd.	21,520
200	Nippon Road Co., Ltd. (The)	9,878
2,400	Nishimatsu Construction Co., Ltd.	59,910
20,800	Obayashi Corp.	229,068
4,863	Obrascon Huarte Lain SA*	20,745
12,582	Peab AB	113,362
18,100	Penta-Ocean Construction Co., Ltd.	133,612
703	Per Aarsleff Holding A/S	26,350
2,500	Raito Kogyo Co., Ltd.	26,424
19,598	Sacyr SA	52,387
12,041	Salini Impregilo SpA	35,826
1,400	Sanki Engineering Co., Ltd.	15,799
5,399	Shikun & Binui, Ltd.	8,926
19,000	Shimizu Corp.	169,654
2,700	Spie SA	59,770
881	Strabag Se	34,915
12,380	Sumitomo Mitsui Construction	74,005

Shares		Fair Value
Common Stocks, continued
Construction & Engineering, continued
2,479	Sweco AB-B Shs	$51,292
700	Taihei Dengyo Kaisha, Ltd.	17,804
2,800	TAISEI Corp.	143,490
16,300	Tobishima Corp.	27,098
1,000	Toda Corp.	7,248
400	Toenec Corp.	11,923
1,000	Tokyo Energy & Systems, Inc.	11,233
5,100	Tokyu Construction Co., Ltd.	55,346
1,100	Totetsu Kogyo Co., Ltd.	34,457
22,100	United Engineers, Ltd.	44,052
3,109	Veidekke ASA^	34,909
3,693	Vinci SA	363,573
1,400	Wakachiku Construction Co., Ltd.	21,775
2,771	YIT OYJ^	23,227
1,200	Yurtec Corp.	9,561

		5,131,922

Construction Materials (0.6%):
20,647	Adelaide Brighton, Ltd.	99,266
7,356	Boral, Ltd.	42,311
3,157	Brickworks, Ltd.	37,834
3,203	Buzzi Unicem SpA	75,056
8,480	CRH plc, ADR	288,489
22,791	CSR, Ltd.	91,202
6,897	Fletcher Building, Ltd.	30,120
1,390	HeidelbergCement AG	136,554
175	Imerys SA	17,017
7,436	James Hardie Industries SE	131,345
400	Krosaki Harima Corp.	19,233
1,931	LafargeHolcim, Ltd., Registered Shares	105,795
2,500	Nippon Concrete Industries Co., Ltd.	10,405
20,000	Sumitomo Osaka Cement Co., Ltd.	88,352
7,200	Taiheiyo Cement Corp.	259,905
1,196	Vicat	90,359

		1,523,243

Consumer Finance (0.1%):
3,600	Aeon Credit Service Co., Ltd.	83,527
96,000	Allied Properties HK, Ltd.	20,017
9,830	Arrow Global Group plc	48,292
1,360	Cembra Money Bank AG	120,929
1,847	Credit Corp. Group, Ltd.	27,616
3,900	Credit Saison Co., Ltd.	65,267
18,226	Eclipx Group, Ltd.	50,379
106,800	Enerchina Holdings, Ltd.	6,859
18,254	Flexigroup, Ltd.	25,368
4,100	Hitachi Capital Corp.	103,422
2,988	Hoist Finance AB(a)	27,609
17,800	Hong Leong Finance, Ltd.	36,551
14,415	International Personal Finance	46,376
4,300	J Trust Co., Ltd.	28,302
1,800	Jaccs Co., Ltd.	39,912
15,200	Orient Corp.^	24,238
2,776	Provident Financial plc	26,569
38,000	Sun Hung Kai Properties, Ltd.	23,777

		805,010

Containers & Packaging (1.0%):
11,159	Amcor, Ltd.	122,434
10,464	BillerudKorsnas AB	162,669
4,231	Cascades, Inc.	43,781
1,780	CCL Industries, Inc.	89,871
46,684	DS Smith plc	308,618
1,200	FP Corp.	77,733
2,200	Fuji Seal International, Inc.	88,270
3,464	Huhtamaki OYJ	152,124
2,589	Intertape Polymer Group, Inc.	41,623

Continued

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

March 31, 2018 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Containers & Packaging, continued
314	Mayr Melnhof Karton AG	$47,628
69,097	Orora, Ltd.	175,778
6,607	Pact Group Holdings, Ltd.	27,927
11,000	Rengo Co., Ltd.	95,070
7,067	RPC Group plc	76,879
16,255	Smurfit Kappa Group plc	660,114
600	Tomoku Co., Ltd.	12,213
3,400	Toyo Seikan Kaisha, Ltd.	50,829
5	Vetropack Holding AG	9,790
1,101	Vidrala SA	124,057

		2,367,408

Distributors (0.2%):
3,471	Bapcor, Ltd.	15,216
3,600	Canon Marketing Japan, Inc.	97,484
500	Chori Co., Ltd.	9,525
5,572	Connect Group plc	4,374
874	D’ieteren SA/NV	35,407
4,313	Headlam Group plc	26,938
25,837	Inchcape plc	250,629
1,000	Jardine Cycle & Carriage, Ltd.	26,436
7,157	John Menzies plc	63,070
800	Paltac Corp.	43,620
3,025	Uni-Select, Inc.	46,965

		619,664

Diversified Consumer Services (0.0%):
23,128	Aa plc	26,245
1,100	Benesse Holdings, Inc.	39,993
3,000	Cross-Harbour Holdings, Ltd. (The)	4,906
2,634	Dignity plc	32,327
5,045	EnerCare, Inc.	69,084
12,438	G8 Education, Ltd.	25,362
6,026	InvoCare, Ltd.	60,381
8,365	Navitas, Ltd.	32,112

		290,410

Diversified Financial Services (0.5%):
1,573	Ackermans & Van Haaren NV	275,281
1,091	AKER ASA	62,015
52,095	AMP, Ltd.	200,648
1,900	Century Tokyo Leasing Corp.	118,763
6,399	Cerved Information Solutions S	79,991
5,700	Ecn Capital Corp.	15,221
11,037	Element Fleet Management Corp.	35,556
3,300	Financial Products Group Co., Ltd.	43,035
158,669	First Pacific Co., Ltd.	86,625
1,200	Fuyo General Lease Co., Ltd.	82,228
1,236,000	G-Resources Group, Ltd.	11,532
1,800	Ibj Leasing Co., Ltd.	50,742
4,600	Japan Securities Finance Co., Ltd.	28,460
23,000	Mitsubishi UFJ Lease & Finance Co., Ltd.	137,114
772	Onex Corp.	55,686
17,600	ORIX Corp.	314,248
1,100	Ricoh Leasing Co., Ltd.	36,424
1,000	Zenkoku Hosho Co., Ltd.	43,946

		1,677,515

Diversified Telecommunication Services (2.3%):
26,000	APT Satellite Holdings, Ltd.	11,969
974	BCE, Inc.	41,921
644	BCE, Inc.	27,716
5,067	Belgacom SA	157,324
20,307	Bezeq Israeli Telecommunication Corp., Ltd. (The)	25,998
29,763	BT Group plc	95,088
5,828	Cellnex Telecom SAU(a)	155,769

Shares		Fair Value
Common Stocks, continued
Diversified Telecommunication Services, continued
18,127	Chorus, Ltd.	$52,491
94,000	CITIC Telecom International Holdings, Ltd.	27,325
7,863	Com Hem Holding AB	127,453
67,539	Deutsche Telekom AG, Registered Shares	1,101,642
476	El Towers SpA	26,741
4,973	Elisa OYJ	225,221
40,490	France Telecom SA	687,547
34,000	Hkbn, Ltd.	40,166
61,295	HKT Trust & HKT, Ltd.	77,310
88,000	Hutchison Telecommunications Holdings, Ltd.	31,114
271	Iliad SA	56,086
16,506	Inmarsat plc	83,966
46,232	KCOM Group plc	59,740
53,529	Koninklijke (Royal) KPN NV	160,680
3,000	Nippon Telegraph & Telephone Corp.	139,384
275,553	PCCW, Ltd.	159,875
37,800	Singapore Telecommunications, Ltd.	97,469
2,262	Sunrise Communications Group(a)	189,618
6,021	Superloop, Ltd.	9,217
230	Swisscom AG, Registered Shares	114,104
29,050	Talktalk Telecom Group plc	47,285
50,356	TDC A/S	417,785
34,736	Telecom Corp. of New Zealand, Ltd.	84,142
337,063	Telecom Italia SpA*	320,950
38,812	Telefonica SA	384,621
4,768	Telekom Austria AG	45,458
5,872	Telenor ASA	133,605
43,030	Telia Co AB	203,053
24,040	Telstra Corp., Ltd.	58,316
6,023	TPG Telecom, Ltd.	25,618
8,402	Vocus Communications, Ltd.	14,458

		5,718,225

Electric Utilities (1.2%):
2,033	Acciona SA	154,519
53,654	AusNet Services	69,472
4,700	Chubu Electric Power Co., Inc.	67,318
2,800	Chugoku Electric Power Co., Inc. (The)	34,147
8,064	CLP Holdings, Ltd.	82,436
5,549	Contact Energy, Ltd.	21,125
18,599	Electricite de France	269,669
4,746	Endesa SA	104,502
40,556	Enel SpA	248,463
956	EVN AG	18,666
7,466	Fortum OYJ	160,514
18,530	Genesis Energy, Ltd.	31,904
53,000	HK Electric Investments, Ltd.(a)	51,386
7,700	Hokkaido Electric Power Co., Inc.	51,030
5,600	Hokuriku Electric Power Co.	48,931
49,379	Iberdrola SA	363,150
5,354	Infratil, Ltd.	12,022
8,200	Kansai Electric Power Co., Inc. (The)	107,041
3,800	Kyushu Electric Power Co., Inc.	45,909
1,540	Okinawa Electric Power Co., Inc.	43,344
4,360	Red Electrica Corporacion SA	89,800
15,431	Scottish & Southern Energy plc	276,523
3,300	Shikoku Electric Power Co., Inc.	39,750
43,538	Spark Infrastructure Group	80,203
13,794	Terna SpA	80,694
5,600	Tohoku Electric Power Co., Inc.	76,102

Continued

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

March 31, 2018 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Electric Utilities, continued
17,100	Tokyo Electric Power Co., Inc. (The)*	$66,829

		2,695,449

Electrical Equipment (1.4%):
25,335	ABB, Ltd.	603,525
600	Chiyoda Integre Co., Ltd.	14,256
6,000	Daihen Corp.	46,035
500	Denyo Co., Ltd.	8,980
18,000	Fuji Electric Holdings Co., Ltd.	124,109
4,000	Furukawa Electric Co., Ltd. (The)	216,258
1,200	Futaba Corp.	24,792
26,000	GS Yuasa Corp.	140,853
474	Huber & Suhner AG	26,908
29,500	Johnson Electric Holdings, Ltd.	111,025
2,829	Legrand SA	222,009
21,664	Melrose Industries plc	70,302
394	Mersen	17,934
13,000	Mitsubishi Electric Corp.	211,321
1,976	Nexans SA	102,300
1,000	Nidec Corp.	153,417
2,700	Nissin Electric Co., Ltd.	25,271
2,100	Nitto Kogyo Corp.	32,489
1,460	Nordex Se*	12,710
2,359	OSRAM Licht AG	173,676
6,311	PNE Wind AG	20,377
7,024	Prysmian SpA	220,963
1,177	Schneider Electric SA	103,517
280,000	Solartech International Holding, Ltd.*	29,792
190	Somfy SA	19,307
1,100	Takaoka Toko Co., Ltd.	17,662
2,958	TKH Group NV	189,750
4,400	Ushio, Inc.	59,066
3,491	Vestas Wind Systems A/S	249,987
170	XP Power, Ltd.	7,615

		3,256,206

Electronic Equipment, Instruments & Components (1.9%):
1,300	Ai Holdings Corp.	36,432
3,100	ALPS Electric Co., Ltd.	76,771
306	Also Holding AG, Registered Shares	40,404
2,700	Amano Corp.	72,280
1,200	Arisawa Manufacturing Co., Ltd.	11,288
200	Avigilon Corp.*	4,189
1,300	Azbil Corp.	61,232
91	Barco NV	11,199
4,005	Celestica, Inc.*	41,443
9,400	Citizen Holdings Co., Ltd.	66,287
46,000	Cowell e Holdings, Inc.	12,539
400	Dai-ichi Seiko Co., Ltd.	8,302
400	Daiwabo Holdings Co., Ltd.	17,354
3,500	Dexerials Corp.	36,204
28,281	Electrocomponents plc	238,368
148,000	FIH Mobile, Ltd.	32,160
7,452	Fingerprint Cards AB^	7,195
1,900	Furuno Electric Co., Ltd.	13,443
376,000	Gcl New Energy Holdings, Ltd.*	21,582
500	Hakuto Co., Ltd.	7,413
17,850	Halma plc	295,612
400	Hamamatsu Photonics K.K.	15,359
1,397	Hexagon AB, Class B	83,723
800	Hitachi High-Technologies Corp.	38,289
99,000	Hitachi, Ltd.	722,350
1,000	Horiba, Ltd.	77,655
3,500	IBIDEN Co., Ltd.	51,849
91	Inficon Holding AG	56,002
960	Ingenico Group	78,100

Shares		Fair Value
Common Stocks, continued
Electronic Equipment, Instruments & Components, continued
1,400	Iriso Electronics Co., Ltd.	$85,663
4,000	Japan Aviation Electronics Industry, Ltd.	56,921
21,200	Japan Display, Inc.*^	39,552
200	Keyence Corp.	125,205
2,388	Kudelski SA^	24,994
684	Lagercrantz Group AB, Class B	6,852
21,534	Laird plc	60,521
26	Lem Holding SA, Registered Shares	43,320
2,366	Micronic Mydata AB^	30,460
900	Murata Manufacturing Co., Ltd.	124,255
600	Nippon Chemi-Con Corp.	14,185
1,200	Nippon Electric Glass Co., Ltd.	34,994
3,400	Nippon Signal Co., Ltd.	32,089
2,000	Omron Corp.	117,388
13,505	Opus Group AB^	9,955
3,000	Osaki Electric Co., Ltd.	22,106
2,587	Oxford Instruments plc	26,909
2,859	Renishaw plc	181,031
600	Ryoyo Electro Corp.	9,682
900	Sanshin Electronics Co., Ltd.	17,785
900	Shimadzu Corp.	24,941
600	Shinko Shoji Co., Ltd.	9,944
2,000	Siix Corp.	43,074
4,575	Spectris plc	173,146
700	Tachibana Eletech Co., Ltd.	14,028
8,200	Taiyo Yuden Co., Ltd.	137,849
4,100	TDK Corp.	365,551
3,900	Topcon Corp.	76,932
1,300	Toyo Corp.	11,690
200	V Technology Co., Ltd.	57,970
156	Vaisala OYJ, Class A	8,331
7,300	Venture Corp., Ltd.	157,695
28,000	Vstecs Holdings, Ltd.	14,997
3,200	Yaskawa Electric Corp.	145,335
2,200	Yokogawa Electric Corp.	44,677

		4,585,051

Energy Equipment & Services (0.6%):
7,314	Aker Solutions ASA	14,297
5,393	Aker Solutions ASA*	28,747
1,137	Bonheur ASA	13,397
2,991	BW Offshore, Ltd.*	16,468
5,101	Calfrac Well Services, Ltd.*	23,323
4,426	Enerflex, Ltd.	52,775
8,606	Ensign Energy Services, Inc.	40,351
106,730	Ezion Holdings, Ltd.*(b)(c)	277
1,564	Fugro NV	20,713
4,984	Hunting plc	46,984
14,867	John Wood Group plc	112,759
12,946	Kvaerner ASA*	21,482
2,200	Mullen Group, Ltd.	25,156
3,324	Ocean Yield ASA	27,979
3,553	Odfjell Drilling, Ltd.*	14,518
1,500	Pason Systems, Inc.	20,086
8,913	Petrofac, Ltd.	63,475
18,993	Petroleum Geo-Services ASA	60,075
16,362	Precision Drilling Corp.*	45,471
398	ProSafe SE*^	601
21,040	Saipem SpA*	82,704
8,047	SBM Offshore NV	128,984
4,477	Secure Energy Services, Inc.	25,509
1,300	ShawCor, Ltd.	24,624
2,400	Shinko Plantech Co., Ltd.	21,980
11,430	Subsea 7 SA	146,123

Continued

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

March 31, 2018 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Energy Equipment & Services, continued
1,492	Tecnicas Reunidas SA	$44,067
5,547	TGS NOPEC Geophysical Co. ASA	135,380
900	Total Energy Services, Inc.	9,606
13,311	Trican Well Service, Inc.*	30,999
18,254	Trinidad Drilling, Ltd.*	25,223
14,488	Vallourec SA	77,112
4,085	WorleyParsons, Ltd.	45,485

		1,446,730

Food & Staples Retailing (2.5%):
24,500	Aeon Co., Ltd.	437,339
500	Ain Holdings, Inc.	38,898
2,144	Alimentation Couche-Tard, Inc.	95,982
1,309	Amsterdam Commodities NV	34,347
2,800	Arcs Co., Ltd.	68,195
1,200	Axial Retailing, Inc.	45,929
900	Belc Co., Ltd.	52,287
20,827	Carrefour SA	432,510
2,135	Casino Guichard-Perrachon SA	104,671
1,100	Cawachi, Ltd.	27,357
600	Cocokara Fine, Inc.	41,726
3,517	Colruyt SA	194,412
300	Cosmos Pharmaceutical Corp.	61,275
1,300	Create SD Holdings Co., Ltd.	34,019
24,356	Distribuidora Internacional de Alimentacion SA	103,440
1,888	Empire Co., Ltd., Class A	37,901
800	FamilyMart Co., Ltd.	67,015
8,283	Greggs plc	142,891
1,600	Heiwado Co., Ltd.	38,877
1,831	ICA Gruppen AB	64,848
200	Itochu-Shokuhin Co., Ltd.	10,926
28,611	J Sainsbury plc	95,878
819	Jean Coutu Group, Inc., Class A	15,615
1,366	Kesko OYJ, Class A	76,687
2,714	Kesko OYJ, Class B	155,630
28,566	Koninklijke Ahold Delhaize NV	677,255
400	LAWSON, Inc.	27,343
1,111	Loblaw Cos., Ltd.	56,136
1,430	Marr SpA	42,572
700	Matsumotokiyoshi Holdings Co., Ltd.	29,622
54,594	Metcash, Ltd.	131,924
1,910	Metro AG	22,023
5,170	METRO AG	91,539
1,658	Metro, Inc.	52,898
600	Nihon Chouzai Co., Ltd.	19,151
801	North West Co., Inc.	16,807
1,002	Rallye SA	15,057
600	San-A Co., Ltd.	34,652
4,300	Seven & I Holdings Co., Ltd.	184,517
1,454	Sligro Food Group NV	79,494
1,800	Sogo Medical Co., Ltd.	50,842
29,590	Sonae SGPS SA	39,948
500	Sugi Holdings Co., Ltd.	28,092
1,800	Sundrug Co., Ltd.	84,307
373,899	Tesco plc	1,080,237
800	Tsuruha Holdings, Inc.	115,237
3,100	United Supermarkets Holdings	33,362
2,200	Valor Co., Ltd.	59,775
1,000	Welcia Holdings Co., Ltd.	45,273
5,821	Wesfarmers, Ltd.	186,739
1,644	Weston (George), Ltd.	132,368
35,391	William Morrison Supermarkets plc	106,032
11,834	Woolworths, Ltd.	239,795
700	Yamatane Corp.	12,348
1,200	Yaoko Co., Ltd.	64,688

Shares		Fair Value
Common Stocks, continued
Food & Staples Retailing, continued
2,800	Yokohama Reito Co., Ltd.	$27,567

		6,266,255

Food Products (2.8%):
823	AAK AB	72,703
4,400	Ajinomoto Co., Inc.	79,958
4,451	Aryzta AG*^	99,082
1,675	Associated British Foods plc	58,550
5,111	Austevoll Seafood ASA	51,273
23,247	Australian Agricultural Co., Ltd.*	21,311
1,362	Bakkafrost P/F	74,711
33	Barry Callebaut AG, Registered Shares	64,525
81	Bell AG	31,255
3,394	Bellamy’s Australia, Ltd.*	52,279
567	Bonduelle S.C.A.	23,992
1,100	Calbee, Inc.	37,353
4,349	Cloetta AB	16,596
3,432	Cranswick plc	137,047
7,971	Dairy Crest Group plc	57,308
3,542	Danone SA	286,847
10,087	Devro plc	27,721
500	Dydo Drinco, Inc.	31,570
111	Emmi AG	91,064
500	Ezaki Glico Co., Ltd.	26,576
16,300	First Resources, Ltd.	20,930
1,500	Fuji Oil Co., Ltd.	45,656
7,007	Glanbia plc	121,047
260,400	Golden Agri-Resources, Ltd.	69,801
8,318	GrainCorp, Ltd.	54,366
3,373	Grieg Seafood ASA	31,286
1,119	Hilton Food Group plc	13,032
2,772	Hkscan OYJ	10,475
1,600	Hokuto Corp.	30,720
1,200	Itoham Yonekyu Holdings, Inc.	10,445
300	J-Oil Mills, Inc.	10,205
800	Kagome Co., Ltd.	28,133
1,567	Kerry Group plc, Class A	159,321
1,100	Kewpie Corp.	30,138
1,000	Kikkoman Corp.	40,582
6,130	Leroy Seafood Group ASA	38,109
1,749	Maple Leaf Foods, Inc.	42,632
5,482	Marine Harvest^	110,189
6,000	Marudai Food Co., Ltd.	28,628
2,600	Maruha Nichiro Corp.	82,283
1,200	Megmilk Snow Brand Co., Ltd.	32,750
1,600	Meiji Holdings Co., Ltd.	123,124
700	Morinaga & Co., Ltd.	30,977
3,000	Morinaga Milk Industry Co., Ltd.	122,044
30,347	Nestle SA, Registered Shares	2,403,217
5,400	Nichirei Corp.	147,011
800	Nippon Beet Sugar Manufacturing Co., Ltd.	17,895
1,500	Nippon Flour Mills Co., Ltd.	23,416
1,500	Nippon Meat Packers, Inc.	61,862
20,100	Nippon Suisan Kaisha, Ltd.	104,569
800	Nisshin Oillio Group, Ltd. (The)	22,310
900	Nissin Sugar Co., Ltd.	18,018
326	Orior AG	26,926
2,710	Orkla ASA, Class A	29,143
11,559	Parmalat SpA	42,587
1,700	Petra Foods, Ltd.	1,906
51,099	Premier Foods plc*	27,104
988	Premium Brands Holdings Corp.	90,885
10,000	Prima Meat Packers, Ltd.	56,512
1,029	Salmar ASA	42,460
2,923	Saputo, Inc.	93,826

Continued

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

March 31, 2018 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Food Products, continued
127	Savencia SA	$13,629
3,496	Scales Corp., Ltd.	11,425
3,767	Scandi Standard AB	25,908
392	Schouw & Co.	38,890
1,200	Showa Sangyo Co., Ltd.	31,040
147	Sipef SA	10,763
300	Starzen Co., Ltd.	14,888
2,737	Suedzucker AG	46,450
9,961	Tassal Group, Ltd.	29,131
19,288	Tate & Lyle plc	147,530
800	Toyo Suisan Kaisha, Ltd.	31,698
432	Vilmorin & CIE SA	37,632
2,814	Viscofan SA	194,488
42,000	Vitasoy International Holdings, Ltd.	108,238
400	Warabeya Nichiyo Holdings Co., Ltd.	9,985
1,882	Wessanen	37,769
94,112	WH Group, Ltd.(a)	101,164
15,800	Wilmar International, Ltd.	38,499
200	Yakult Honsha Co., Ltd.*	15,027
2,000	Yamazaki Baking Co., Ltd.	41,939

		6,824,334

Gas Utilities (0.3%):
12,578	APA Group	76,363
12,238	Gas Natural SDG SA	292,277
24,338	Hong Kong & China Gas Co., Ltd.	50,180
4,557	Italgas SpA	27,263
4,200	Osaka Gas Co., Ltd.	83,500
3,368	Rubis SCA	243,364
1,300	Saibu Gas Co., Ltd.	34,047
3,700	Shizuoka Gas Co. Ltd.	33,470
10,212	Superior Plus Corp.	97,823
2,000	Toho Gas Co., Ltd.	62,666
2,200	Tokyo Gas Co., Ltd.	58,764

		1,059,717

Health Care Equipment & Supplies (1.2%):
3,750	Ambu A/S	85,073
3,613	Ansell, Ltd.	70,708
5,613	Arjo AB, Class B	16,488
2,200	Asahi Intecc Co., Ltd.	88,659
1,072	Cochlear, Ltd.	150,388
1,014	Coloplast A/S, Class B	85,952
1,992	Consort Medical plc	31,298
1,218	DiaSorin SpA	109,744
509	Draegerwerk AG & Co. KGaA	48,418
238	Eckert & Ziegler AG	10,152
1,745	Essilor International SA Compagnie Generale d’Optique	235,526
6,555	Fisher & Paykel Healthcare Corp., Ltd.	62,944
7,376	GN Store Nord A/S	261,778
405	Guerbet	32,260
2,000	HOYA Corp.	101,301
1,500	Nihon Kohden Corp.	42,740
8,900	Nipro Corp.	130,624
1,300	Olympus Co., Ltd.	49,837
900	Paramount Bed Holdings Co., Ltd.	45,653
1,192	Sartorius AG	166,567
876	Sartorius Stedim Biotech	79,289
10,538	Smith & Nephew plc	196,968
1,344	Sonova Holding AG, Registered Shares	213,695
268	Straumann Holding AG, Registered Shares	169,030
1,700	Sysmex Corp.	154,498

Shares		Fair Value
Common Stocks, continued
Health Care Equipment & Supplies, continued
2,400	Terumo Corp.	$124,435
5,988	William Demant Holding A/S*	222,983

		2,987,008

Health Care Providers & Services (0.6%):
4,943	Al Noor Hospitals Group plc	41,736
3,417	Amplifon SpA	60,932
18,377	Australian Pharmaceutical Industries, Ltd.	21,291
1,100	Bml, Inc.	28,609
3,973	Cambian Group plc	10,121
4,556	Ebos Group, Ltd.	59,233
4,012	Extendicare, Inc.	26,348
699	Fresenius Medical Care AG & Co., KGaA	71,364
2,812	Fresenius SE & Co. KGaA	214,762
23,959	Healthscope, Ltd.	35,752
2,000	Japan Lifeline Co., Ltd.	57,311
16,930	Japara Healthcare, Ltd.	26,206
2,680	Korian-Medica	90,752
1,284	Lifco AB-B Shs	49,450
1,404	Medical Facilities Corp.	15,291
2,300	Medipal Holdings Corp.	48,015
7,584	Metlifecare, Ltd.	32,106
1,900	Miraca Holdings, Inc.	74,844
1,233	Orpea	156,867
14,403	Primary Health Care, Ltd.	43,420
24,900	Raffles Medical Group, Ltd.	21,913
1,233	Ramsay Health Care, Ltd.	59,353
1,095	Ryman Healthcare, Ltd.	8,404
2,200	Ship Healthcare Holdings, Inc.	78,223
2,371	Sienna Senior Living, Inc.	32,817
1,446	Sigma Healthcare, Ltd.	870
3,860	Sonic Healthcare, Ltd.	68,035
8,887	Spire Healthcare Group plc(a)	26,104
10,895	Summerset Group Holdings, Ltd.	54,872
1,800	Toho Holdings Co., Ltd.	42,836
4,628	UDG Healthcare plc	56,445
3,435	Virtus Health, Ltd.	14,336
2,800	Vital Ksk Holdings, Inc.	27,724

		1,656,342

Health Care Technology (0.0%):
14,160	AGFA-Gevaert NV*	54,831
857	Compugroup Medical Se	46,414
2,100	M3, Inc.	96,210
1,213	Raysearch Laboratories AB^	17,914

		215,369

Hotels, Restaurants & Leisure (2.1%):
22,459	Ardent Leisure Group	32,073
8,600	Aristocrat Leisure, Ltd.	160,298
4,300	Atom Corp.	38,806
7,557	Autogrill SpA	97,467
1,448	Betsson AB*	10,956
14,000	Cafe de Coral Holdings, Ltd.	35,022
577	Carnival plc, ADR	37,794
485	Cie des Alpes	17,646
9,479	Collins Foods, Ltd.	37,977
2,000	Colowide Co., Ltd.	46,169
8,814	Compass Group plc	180,082
2,118	Corporate Travel Management, Ltd.	38,479
1,951	Domino’s Pizza Enterprises, Ltd.	62,740
23,341	Domino’s Pizza Group plc	108,297
1,600	Doutor Nichires Holdings Co., Ltd.	37,992
6,151	Elior Group^(a)	133,776
20,405	Enterprise Inns plc*	32,971
1,133	Flight Centre, Ltd.	49,843

Continued

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

March 31, 2018 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Hotels, Restaurants & Leisure, continued
557	Fuller Smith & Turner plc, Class A	$7,486
22,010	Galaxy Entertainment Group, Ltd.	201,766
2,773	Great Canadian Gaming Corp.*	70,477
8,500	Greene King plc	56,246
4,716	GVC Holdings plc	60,866
2,400	HIS Co., Ltd.	87,586
18,000	Hongkong & Shanghai Hotels (The)	27,649
11,300	Hotel Grand Central, Ltd.	12,955
1,726	Intercontinental Hotels Group plc, ADR	105,648
9,004	JD Wetherspoon plc	144,064
2,000	Kyoritsu Maintenance Co., Ltd.	95,358
23,554	Ladbrokes Coral Group plc(b)	3,198
11,110	Mantra Group, Ltd.	33,559
31,973	Marston’s plc	45,280
200	Matsuya Foods Co., Ltd.	7,177
22,000	Melco International Development Ltd.	64,490
2,209	Melia Hotels International SA	31,232
25,795	Merlin Entertainments plc(a)	125,517
15,327	MGM China Holdings, Ltd.	40,045
6,833	Millennium & Copthorne Hotels	51,477
14,000	Miramar Hotel & Investment	27,721
10,745	Mitchells & Butlers plc	37,712
902	Mty Food Group, Inc.	35,290
122,000	NagaCorp, Ltd.	126,827
10,509	NH Hotel Group SA	82,803
1,223	Orascom Development Holding AG*	19,645
900	Oriental Land Co., Ltd.	92,171
17,900	Oue, Ltd.	25,011
1,016	Paddy Power Betfair plc	104,148
1,718	Paddy Power plc	176,493
2,047	Pandox AB	36,758
900	Pizza Pizza Royalty Corp.	9,886
12,439	Rank Group plc	36,052
2,000	Resorttrust, Inc.	42,435
1,092	Restaurant Brands International, Inc.	62,153
4,600	Round One Corp.	73,218
1,300	Royal Holdings Co., Ltd.	35,280
1,200	Saint Marc Holdings Co., Ltd.	35,042
1,300	Saizeriya Co., Ltd.	36,846
16,988	Sands China, Ltd.	92,248
115,868	SJM Holdings, Ltd.	101,539
705	Skistar AB	14,205
28,970	Sky City Entertainment Group, Ltd.	81,771
2,200	Skylark Co., Ltd.	31,615
1,092	Sodexo SA	110,161
36,825	Ssp Group plc	316,256
10,849	Star Entertainment Group, Ltd. (The)	44,486
1,200	Stars Group, Inc. (The)*	33,125
7,146	Tabcorp Holdings, Ltd.	24,223
50,634	Thomas Cook Group plc	84,030
4,500	Tokyo Dome Corp.	42,707
1,100	Toridoll Holding Corp.	40,661
8,666	TUI AG	186,019
6,856	Unibet Group plc	93,848
2,777	Whitbread plc	144,520
24,720	William Hill plc	114,660
16,830	Wynn Macau, Ltd.	61,722
4,500	Zensho Holdings Co., Ltd.	102,934

		5,246,685

Household Durables (1.8%):
2,000	Alpine Electronics, Inc.	37,865
10,063	Barratt Developments plc	74,946
6,709	Bellway plc	287,362
5,073	Berkeley Group Holdings plc (The)	269,965

Shares		Fair Value
Common Stocks, continued
Household Durables, continued
5,170	Bonava AB	$71,054
1,903	Bovis Homes Group plc	30,446
3,865	Breville Group, Ltd.	34,780
3,700	Casio Computer Co., Ltd.	55,122
600	Chofu Seisakusho Co., Ltd.	14,578
9,906	Crest Nicholson Holdings plc	63,205
2,921	De’Longhi	86,920
1,000	Dorel Industries, Inc.	22,628
2,152	Duni AB	29,929
266	Ekornes ASA	3,732
3,583	Electrolux AB, Series B	112,786
2,053	Fiskars OYJ Abp	51,316
23	Forbo Holding AG	32,271
1,600	Foster Electric Co., Ltd.	39,228
1,600	Fuji Corp., Ltd.	13,562
1,000	Fujitsu General, Ltd.	17,923
1,500	Funai Electric Co., Ltd.	10,791
12,600	Haseko Corp.	194,353
187	Hunter Douglas NV	14,957
15,466	Husqvarna AB, Class B	149,247
4,300	Iida Group Holdings Co., Ltd.	80,218
5,228	JM AB	118,850
62,400	Man Wah Holdings, Ltd.	49,952
4,714	McCarthy & Stone plc(a)	9,561
10	Metall Zug AG	34,468
1,200	Misawa Homes Co., Ltd.	9,989
2,500	Nissei Build Kogyo Co., Ltd.	30,222
9,589	Nobia AB	86,360
17,300	Panasonic Corp.	247,155
11,934	Persimmon plc	424,223
31,200	Pioneer Corp.*	51,404
1,400	Pressance Corp.	21,099
15,445	Redrow plc	129,168
500	Rinnai Corp.	47,621
500	Sangetsu Corp.	10,355
1,136	SEB SA	217,123
13,000	Sekisui Chemical Co., Ltd.	227,507
9,100	Sekisui House, Ltd.	167,319
9,500	Sony Corp.	462,709
2,200	Starts Corp., Inc.	60,247
6,900	Sumitomo Forestry Co., Ltd.	110,991
328	Surteco SE	10,177
118,721	Taylor Wimpey plc	307,925
20,687	Techtronic Industries Co., Ltd.	122,202
400	Token Corp.	40,237
2,000	Zojirushi Corp.	29,380

		4,825,428

Household Products (0.3%):
2,964	Essity AB, Class B	81,988
4,000	Lion Corp.	82,050
14,255	Mcbride plc*	31,640
2,100	Pigeon Corp.	95,296
2,504	Reckitt Benckiser Group plc	212,156
9,387	Svenska Cellulosa AB, Class B	100,111
1,800	Unicharm Corp.	52,210

		655,451

Independent Power & Renewable Electricity Producers (0.1%):
1,967	Albioma SA	46,609
16,979	Drax Group plc	65,479
1,951	Edp Renovaveis SA	19,115
1,300	Electric Power Development Co., Ltd.	33,472
4,301	ERG SpA	102,879
54,874	Infigen Energy*	24,759
3,741	Innergex Renewable Energy, Inc.	38,246

Continued

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

March 31, 2018 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Independent Power & Renewable Electricity Producers, continued
4,661	Northland Power, Inc.	$83,255
1,917	Scatec Solar ASA(a)	11,241
12,748	Transalta Corp.	69,074
1,200	Transalta Renewables, Inc.	11,039
2,170	Uniper SE	66,129

		571,297

Industrial Conglomerates (0.9%):
8,000	Chevalier International Holdings Ltd.	12,787
26,645	Cir-Compagnie Industriali Riun	35,302
14,930	CK Hutchison Holdings, Ltd.	179,504
1,493	DCC plc	137,553
2,000	Guoco Group, Ltd.	26,551
17,500	Hopewell Holdings, Ltd.	67,076
980	Indus Holding AG	68,715
1,500	Katakura Industries Co., Ltd.	19,830
2,200	Keihan Electric Railway Co., Ltd.	68,226
14,100	Keppel Corp., Ltd.	84,214
6,565	Koninklijke Philips Electronics NV	252,262
3,787	Koninklijke Philips Electronics NV, NY Shares, NYS	145,080
1,487	Nolato AB	108,608
12,000	NWS Holdings, Ltd.	21,863
2,675	Rheinmetall AG	380,258
2,400	Seibu Holdings, Inc.	41,972
57,400	SembCorp Industries, Ltd.	137,491
70,000	Shun Tak Holdings, Ltd.	29,053
5,436	Smiths Group plc	115,583
5,400	Tokai Holdings Corp.	54,236

		1,986,164

Insurance (3.4%):
5,489	Admiral Group plc	142,124
26,668	AEGON NV	180,068
3,711	Ageas NV	191,832
67,040	AIA Group, Ltd.	572,330
4,109	Alm Brand A/S	42,016
25,977	Assicurazioni Generali SpA	500,762
47,533	Aviva plc	331,198
12,499	AXA SA	332,707
739	Baloise Holding AG, Registered Shares	113,137
25,009	Beazley plc	201,171
7,384	Chesnara plc	40,430
597	Clal Insurance Enterprises Holdings, Ltd.*	10,789
1,594	CNP Assurances SA	40,242
3,800	Coface SA	43,491
7,600	Dai-ichi Life Insurance Co., Ltd.	141,122
7,585	Direct Line Insurance Group plc	40,605
82	E-L Financial Corp., Ltd.	51,433
20,019	Esure Group plc	60,842
374	Fairfax Financial Holdings, Ltd.	189,604
268	FBD Holdings plc	3,996
1,983	Gjensidige Forsikring ASA	36,398
5,987	Harel Insurance Investments &	47,491
197	Helvetia Patria Holding AG	117,466
4,798	Hiscox, Ltd.	98,080
2,621	Industrial Alliance Insurance & Financial Services, Inc.	107,835
6,623	Jardine Lloyd Thompson Group plc	119,204
22,877	JRP Group plc	43,772
2,806	Lancashire Holdings, Ltd.	22,842
110,390	Legal & General Group plc	399,821
13,895	Manulife Financial Corp.	258,169

Shares		Fair Value
Common Stocks, continued
Insurance, continued
2,265	Manulife Financial Corp.	$42,058
44,734	MAPFRE SA	148,768
26,388	Medibank Private, Ltd.	59,160
1,055	Menora Mivtachim Holdings, Ltd.	13,567
16,641	Migdal Insurance & Financial Holding, Ltd.*	17,838
2,400	MS&AD Insurance Group Holdings, Inc.	74,629
749	Muenchener Rueckversicherungs-Gesellschaft AG	174,173
20,116	NIB Holdings, Ltd.	99,263
1,800	NKSJ Holdings, Inc.	72,752
2,729	NN Group NV	121,183
115,690	Old Mutual plc	388,967
13,324	Phoenix Group Holdings	142,807
4,472	Phoenix Holdings, Ltd. (The)*	24,650
2,827	Protector Forsikring ASA	30,633
9,829	QBE Insurance Group, Ltd.	72,997
56,602	Saga plc	89,680
3,608	SCOR SA	147,753
3,241	Societa Cattolica di Assicuraz	34,603
14,023	St. James Place plc	214,053
4,226	Standard Life plc	21,353
4,736	Storebrand ASA	38,788
8,920	Sun Life Financial, Inc.	366,790
7,047	Suncorp-Metway, Ltd.	72,473
275	Swiss Life Holding AG, Registered Shares	98,005
1,857	Swiss Re AG	189,146
4,600	T&D Holdings, Inc.	73,470
828	Talanx AG	36,030
3,900	Tokio Marine Holdings, Inc.	177,655
3,403	Topdanmark A/S	161,188
23	Trisura Group, Ltd.*	460
5,039	Tryg A/S	117,549
16,849	Unipol Gruppo Finanziario SpA	82,622
34,458	UnipolSai SpA	82,053
4,045	Uniqa Insurance Group AG	47,030
1,204	Vienna Insurance Group Weiner Staeditische Versicherung AG	40,337
1,065	Vittoria Assicurazioni SpA	15,890
271	Wuestenrot & Wuerttembergische AG	6,402
1,274	Zurich Insurance Group AG	418,175

		8,495,927

Internet & Direct Marketing Retail (0.1%):
13,793	Ocado Group plc*	103,057
3,500	Rakuten, Inc.	28,925
4,800	Start Today Co., Ltd.	125,409
1,817	Takkt AG	41,391
19,250	Trade Me Group, Ltd.	61,728
3,525	Webjet, Ltd.	30,111

		390,621

Internet Software & Services (0.4%):
22,069	Auto Trader Group plc(a)	108,617
9,425	Carsales.com, Ltd.	98,444
1,200	Dip Corp.	38,026
4,572	Domain Holdings Australia, Ltd.	11,500
3,000	GMO Internet, Inc.	64,949
1,200	Gurunavi, Inc.	16,628
4,400	Infomart Corp.	44,585
2,100	Internet Initiative Japan, Inc.	43,293
9,063	Isentia Group, Ltd.	5,853
3,100	Kakaku.com, Inc.	54,707
22,749	Moneysupermarket.com Group plc	91,588

Continued

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

March 31, 2018 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Internet Software & Services, continued
8,615	Netent AB*	$43,349
3,213	Rightmove plc	196,088
1,200	Sms Co., Ltd.	51,378
2,596	United Internet AG, Registered Shares	163,471
135	Xing AG	39,353
8,400	Yahoo! Japan Corp.	39,422
6,786	Zoopla Property Group plc(a)	32,027

		1,143,278

IT Services (1.3%):
3,129	Acando AB	11,209
1,253	Alten SA	120,826
6,137	Altran Technologies SA	90,948
5,280	Amadeus IT Holding SA	390,289
6,183	Atea ASA	100,548
3,113	Atos Origin SA	426,169
126	Bechtle AG	10,220
146	Cancom Se	15,046
1,519	Capgemini SA	189,426
1,045	CGI Group, Inc., Class A*	60,234
2,753	Computacenter plc	44,402
10,943	Computershare, Ltd.	146,413
1,400	DTS Corp.	48,737
8,624	Econocom Group SA/NV	63,146
3,891	Fdm Group Holdings plc	55,739
457	Formula Systems 1985, Ltd.	16,717
32,000	Fujitsu, Ltd.	193,968
600	Gmo Payment Gateway, Inc.	59,001
4,142	Indra Sistemas SA*	57,332
4,300	IT Holdings Corp.	172,461
2,400	Itochu Techno-Solutions Corp.	49,506
697	Knowit AB	14,161
3,900	Nihon Unisys, Ltd.	84,736
352	Nomura Research Institute, Ltd.	16,619
1,200	NS Solutions Corp.	34,522
5,500	NTT Data Corp.	57,709
300	OBIC Co., Ltd.	25,312
1,400	Otsuka Corp.	71,485
832	Reply SpA	46,000
1,200	SCSK Corp.	52,125
900	Sopra Steria Group	183,711
4,001	Tieto OYJ	133,551
1,237	Worldline SA*(a)	62,908

		3,105,176

Leisure Products (0.2%):
1,126	Accell Group	24,585
7,303	Amer Sports OYJ	225,376
1,506	Brp, Inc.	57,846
2,400	Heiwa Corp.	47,268
600	Mizuno Corp.	18,121
3,300	Namco Bandai Holdings, Inc.	106,345
26,132	Photo-Me International plc	60,402
4,000	Sega Sammy Holdings, Inc.	65,176
200	Shimano, Inc.	28,972
3,689	Thule Group AB (The)(a)	79,897
2,800	Tomy Co., Ltd.	28,457
385	Trigano SA	69,647

		812,092

Life Sciences Tools & Services (0.1%):
823	AddLife AB	15,688
2,200	Eps Holdings, Inc.	45,043
188	Eurofins Scientific SE	99,368
1,884	Gerresheimer AG	154,715
132	Siegfried Holding AG	44,511

Shares		Fair Value
Common Stocks, continued
Life Sciences Tools & Services, continued
77	Tecan Group AG	$16,308

		375,633

Machinery (4.5%):
6,065	Aalberts Industries NV	309,606
2,600	Aichi Corp.	17,643
4,185	Alfa Laval AB	98,969
900	Alinco, Inc.	9,352
789	Alstom SA	35,589
2,790	Andritz AG	155,990
3,946	Atlas Copco AB, Class A	171,004
2,774	Atlas Copco AB, Class B	108,010
1,149	Ats Automation Tooling Systems, Inc.*	15,778
1,300	Bando Chemical Industries, Ltd.	15,026
1,558	Beijer Alma AB	44,361
506	Bobst Group SA	56,029
12,886	Bodycote plc	162,047
433	Bucher Industries AG	180,965
87	Burckhardt Compression Holding	27,777
1,412	Cargotec OYJ	75,299
2,600	CKD Corp.	56,460
17,805	CNH Industrial NV	220,256
2,050	Concentric AB	36,402
1,110	Construcc y Aux de Ferrocarr SA	57,385
42	Conzzeta AG	50,224
900	Daifuku Co., Ltd.	53,590
1,487	Deutz AG	13,646
5,900	DMG Mori Co., Ltd.	111,013
1,230	Duerr AG	135,124
4,500	Ebara Corp.	160,844
1,500	Exco Technologies, Ltd.	10,585
1,500	Fuji Machine MFG. Co., Ltd.	29,712
3,400	Fujitec Co., Ltd.	45,297
1,000	Fukushima Industries Corp.	43,570
303	Georg Fischer AG	405,889
2,900	Glory, Ltd.	103,873
2,253	Haldex AB	23,118
26,103	Heidelberger Druckmaschinen AG*	97,872
9,700	Hino Motors, Ltd.	126,621
1,200	Hisaka Works, Ltd.	11,758
12,300	Hitachi Zosen Corp.	63,704
500	Hoshizaki Electric Co., Ltd.	44,633
4,800	IHI Corp.	150,054
16,053	IMI plc	243,625
614	Industria Macchine Automatiche	59,906
3,766	Interpump Group SpA	127,449
40	Interroll Holding AG, Registered Shares	62,849
1,300	Iseki & Co., Ltd.	26,015
2,600	Japan Steel Works, Ltd. (The)	85,311
8,700	JTEKT Corp.	128,196
2,600	Juki Corp.	36,661
3,751	Jungheinrich AG	166,244
419	Kardex AG	56,798
5,400	Kawasaki Heavy Industries, Ltd.	173,945
2,997	Kion Group AG	279,648
400	Kitagawa Iron Works Co., Ltd.	10,369
5,100	Kitz Corp.	43,972
572	Koenig & Bauer AG	52,496
3,900	Komatsu, Ltd.	131,021
65	Komax Holding AG	18,777
2,900	Komori Corp.	36,916
3,618	Kone OYJ, Class B	180,699
1,652	Konecranes OYJ	71,782
438	Krones AG	59,023
4,400	Kubota Corp.	77,551

Continued

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

March 31, 2018 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Machinery, continued
1,800	Kurita Water Industries, Ltd.	$58,145
1,000	Kyokuto Kaihatsu Kogyo Co., Ltd.	14,816
800	Max Co., Ltd.	10,287
13,000	Meidensha Corp.	49,973
4,077	Metso Corp. OYJ	128,705
10,632	Minebea Co., Ltd.	229,320
5,500	Mitsubishi Heavy Industries, Ltd.	212,453
2,900	Mitsui Engineering & Shipbuilding Co., Ltd.	47,699
12,802	Morgan Advanced Materials plc	57,204
2,100	Morita Holdings Corp.	39,884
2,100	Nabtesco Corp.	82,488
11,000	Nachi-Fujikoshi Corp.	66,782
2,000	Namura Shipbuilding Co., Ltd.	11,208
1,637	New Flyer Industries, Inc.	74,416
4,300	NGK Insulators, Ltd.	74,625
578	Nilfisk Holding A/S*	27,129
3,900	Nippon Thompson Co., Ltd.	31,735
821	NKT Holding A/S	26,859
300	Noritake Co., Ltd.	12,951
2,186	Norma Group SE	163,752
14,000	NSK, Ltd.	189,189
34,000	NTN Corp.	142,508
700	Obara Group, Inc.	41,073
10,003	OC Oerlikon Corp. AG	176,791
1,800	Okuma Corp.	105,854
400	Organo Corp.	12,200
5,200	OSG Corp.	118,490
290	Pfeiffer Vacuum Technology AG	45,089
118	Rational AG	74,291
70	Rieter Holding AG	13,705
51,599	Rotork plc	205,864
1,800	Ryobi, Ltd.	47,704
13,264	Sandvik AB	243,487
214	Schindler Holding AG, Registered Shares	44,825
626	Sfs Group AG	73,725
4,000	Shinmaywa Industries, Ltd.	32,900
130,000	Singamas Container Holdings, Ltd.	21,880
2,200	Sintokogio, Ltd.	23,081
5,919	SKF AB, Class B	121,061
2,300	Sodick Co., Ltd.	30,193
2,119	Spirax-Sarco Engineering plc	171,270
891	Stabilus SA	85,115
527	Sulzer AG, Registered Shares	69,345
4,200	Sumitomo Heavy Industries, Ltd.	160,700
14,200	Sunningdale Tech, Ltd.	20,547
3,600	Takeuchi Manufacturing Co., Ltd.	79,760
3,400	Takuma Co., Ltd.	37,594
5,654	Talgo SA(a)	36,575
1,200	THK Co., Ltd.	50,010
1,884	Trelleborg AB	47,405
9,000	Tsubakimoto Chain Co.	73,906
1,200	Tsukishima Kikai Co., Ltd.	17,062
1,100	Tsurumi Manufacturing Co., Ltd.	20,018
7,579	Valmet Corp.	152,073
4,233	Vesuvius plc	34,699
5,758	Volvo AB, Class A	105,339
27,562	Volvo AB, Class B	503,373
1,044	Wacker Neuson SE	36,242
8,139	Wartsila Corp. OYJ, Class B	180,043
560	Washtec AG	53,379
3,000	Yamabiko Corp.	39,547
3,876	Zardoya Otis SA	39,027

		10,861,698

Shares		Fair Value
Common Stocks, continued
Marine (0.3%):
15	A.P. Moeller - Maersk A/S, Class A	$22,071
28	A.P. Moeller - Maersk A/S, Class B	43,653
1,333	D/S Norden A/S	24,016
1,685	DFDS A/S	94,677
393	Hapag-Lloyd AG(a)	15,347
3,300	Iino Kaiun Kaisha, Ltd.	15,692
7,971	Irish Continental Group	56,194
1,000	Kawasaki Kisen Kaisha, Ltd.	23,336
727	Kuehne & Nagel International AG, Registered Shares	114,510
2,700	Mitsui O.S.K. Lines, Ltd.	76,829
3,900	Nippon Yusen Kabushiki Kaisha	76,761
600	NS United Kaiun Kaisha, Ltd.	12,024
7,500	Orient Overseas International, Ltd.	67,932
4,000	Pacific Basin Shipping, Ltd.	1,079
89,000	Sitc International Holdings Co., Ltd.	89,177
1,962	Stolt-Nielsen, Ltd.	24,049

		757,347

Media (1.8%):
1,267	4imprint Group plc	28,019
5,715	Aimia, Inc.	7,675
3,249	Altice NV, Class A*	26,869
1,460	Altice NV, Class B*	12,054
65	Apg Sga SA	27,423
4,886	Atresmedia Corp. de Medios de Comuicacion SA	46,582
2,500	Avex Group Holdings, Inc.	35,474
1,681	Axel Springer AG	140,716
2,465	Cineplex, Inc.	59,989
64,925	Cineworld Group plc	215,093
546	Cogeco Communications, Inc.	29,898
400	Cogeco, Inc.	21,267
5,394	Corus Entertainment, Inc.	25,333
2,160	CTS Eventim AG & Co. KGaA	101,343
2,400	Cyberagent, Inc.	124,520
1,600	Daiichikosho Co., Ltd.	84,142
1,800	Dentsu, Inc.	79,855
2,163	Euromoney Institutional Investor plc	37,182
6,151	Eutelsat Communications SA	121,958
6,450	Event Hospitality And Entertainment, Ltd.	69,270
800	Fuji Media Holdings, Inc.	13,585
2,500	Hakuhodo DY Holdings, Inc.	34,335
8,376	HT&E, Ltd.	12,379
3,200	Intage Holdings, Inc.	35,181
1,711	Ipsos	67,268
22,910	ITE Group plc	50,225
40,885	ITV plc	82,802
1,949	JCDecaux SA	68,014
78,217	John Fairfax Holdings, Ltd.	40,828
2,300	Kadokawa Dwango Corp.	23,894
594	Kinepolis Group NV	39,404
8,410	Lagardere SCA	240,325
3,548	Liberty Global plc, Series C*	107,966
1,449	Liberty Global plc, Class A*	45,368
2,546	M6 Metropole Television SA	65,590
11,389	Mediaset Espana Comunicacion SA	115,910
24,075	Mediaset SpA*	92,474
1,809	Modern Times Group, Class B	73,493
22,547	Nine Entertainment Co. Holdings, Ltd.	39,668
2,127	Pearson plc	22,375
3,968	Pearson plc, ADR	41,783
2,969	Publicis Groupe SA	206,839
4,026	Quebecor, Inc., Class B	76,976
1,012	REA Group, Ltd.	61,884

Continued

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

March 31, 2018 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Media, continued
414	RTL Group	$34,380
1,923	Sanoma OYJ	22,567
5,562	SES Global, Class A	75,345
33,424	Seven West Media, Ltd.	13,984
7,456	Shaw Communications, Inc.	143,602
27,500	Singapore Press Holdings, Ltd.	53,078
18,618	Sky Network Television, Ltd.	30,923
13,400	SKY Perfect JSAT Holdings, Inc.	60,117
19,081	Sky plc	347,366
4,175	Societe Television Francaise 1	56,864
44,663	Southern Cross Media Group, Ltd.	35,599
2,312	St. Ives plc	2,808
983	Stroeer Media SE	68,755
41	Tamedia AG, Registered Shares	5,751
13,788	Technicolor SA	23,357
1,586	Telenet Group Holding NV*	105,990
200	Toei Co., Ltd.	21,364
1,000	Toho Co., Ltd.	33,407
800	Tokyo Broadcasting System Hold	17,037
13,261	Trinity Mirror plc	14,782
1,300	TV Asahi Holdings Corp.	28,668
500	TV Tokyo Holdings Corp.	13,445
6,948	Village Roadshow, Ltd.*	16,724
8,417	WPP plc	133,761
1,895	Yellow Pages, Ltd.*	10,283
9,137	Zon Multimedia Servicos de Telecommunicacoes e Multimedia SGPS SA	53,966

		4,377,151

Metals & Mining (5.6%):
8,736	Acacia Mining plc	17,520
7,920	Acerinox SA	110,589
1,753	Agnico Eagle Mines, Ltd.	73,749
1,800	Agnico Eagle Mines, Ltd.	75,734
400	Aichi Steel Corp.	16,451
16,681	Alacer Gold Corp.*	26,545
15,461	Alamos Gold, Inc., Class A	80,414
1,580	Amg Advanced Metallurgical Group N.V.	70,663
31,557	Anglo American plc	737,134
4,254	Antofagasta plc	55,062
3,276	Aperam SA	156,746
8,826	ArcelorMittal	279,910
12,400	Argonaut Gold, Inc.*	23,680
8,215	Asanko Gold, Inc.*	8,290
1,317	Aurubis AG	110,858
12,440	Ausdrill, Ltd.	26,091
3,400	Barrick Gold Corp.	42,361
2,708	Bekaert NV	115,480
62,786	BHP Billiton, Ltd.	1,388,579
17,844	Billiton plc, ADR	708,943
25,458	BlueScope Steel, Ltd.	299,314
9,186	Boliden AB	323,946
17,700	Capstone Mining Corp.*	16,488
73,572	Centamin plc	159,421
13,877	Centerra Gold, Inc.*	79,608
16,254	China Gold International Resources Corp., Ltd.*	33,563
2,100	Daido Steel Co., Ltd.	107,141
2,700	Daiki Aluminium Industry Co., Ltd.	18,490
7,325	Detour Gold Corp.*	74,148
3,000	DOWA Mining Co.	107,410
4,600	Dundee Precious Metals, Inc.*	10,998
38,811	Eldorado Gold Corp.	32,538
700	Endeavour Mining Corp.*	12,916

Shares		Fair Value
Common Stocks, continued
Metals & Mining, continued
324	Eramet	$44,677
40,854	Evolution Mining, Ltd.	95,594
20,239	EVRAZ plc	123,503
8,102	First Quantum Minerals, Ltd.	113,775
83,540	Fortescue Metals Group, Ltd.	279,563
2,047	Fortuna Silver Mines, Inc.*	10,678
3,312	Fresnillo plc	58,993
33,424	Glencore International plc	166,287
6,771	Goldcorp, Inc.	93,575
1,848	Goldcorp, Inc.	25,521
4,758	Granges AB	56,101
5,096	Guyana Goldfields, Inc.*	19,700
7,250	Hill & Smith Holdings plc	135,270
6,200	Hitachi Metals, Ltd.	72,953
9,182	Hochschild Mining plc	25,688
18,195	Hudbay Minerals, Inc.	128,814
24,142	IAMGOLD Corp.*	125,189
22,741	Independence Group NL	81,072
300	Ivanhoe Mines, Ltd., Class A*	633
4,200	JFE Holdings, Inc.	84,849
18,872	Kazakhmys plc*	227,635
84,792	Kinross Gold Corp.*	335,035
4,744	Kirkland Lake Gold, Ltd.	73,543
9,200	Kobe Steel, Ltd.	91,196
500	Kyoei Steel, Ltd.	8,587
800	Labrador Iron Ore Royalty Corp.	13,104
4,400	Leagold Mining Corp.*	8,915
17,782	Lonmin plc*	14,497
14,207	Lucara Diamond Corp.	22,167
42,535	Lundin Mining Corp.	279,010
11,288	MACA, Ltd.	11,580
4,545	Major Drilling Group International, Inc.*	23,498
176,000	Midas Holdings, Ltd.(b)(c)	25,780
7,616	Mineral Resources, Ltd.	100,612
6,000	Mitsubishi Materials Corp.	178,706
500	Mitsubishi Steel Manufacturing Co., Ltd.	11,404
4,200	Mitsui Mining & Smelting Co., Ltd.	186,762
54,182	Mount Gibson Iron, Ltd.	15,850
2,200	Neturen Co., Ltd.	22,630
17,856	Nevsun Resources, Ltd.	42,554
27,410	New Gold, Inc.*	71,068
2,532	Newcrest Mining, Ltd.	38,058
6,200	Nippon Denko Co., Ltd.	19,210
37,000	Nippon Light Metal Holdings Co.	96,709
6,600	Nippon Steel Corp.	145,106
1,120	Nisshin Steel Co., Ltd.	13,140
200	Nittetsu Mining Co., Ltd.	11,128
5,998	Norsk Hydro ASA	35,383
28,837	Northern Star Resources, Ltd.	140,076
4,300	Nyrstar NV*	30,282
39,028	OceanaGold Corp.	105,129
500	Osaka Steel Co., Ltd.	10,247
5,268	Osisko Gold Royalties, Ltd.	50,872
18,826	Outokumpu OYJ	128,604
17,375	OZ Minerals, Ltd.	120,598
500	Pacific Metals Co., Ltd.*	15,036
1,857	Pan American Silver Corp.	29,941
73,744	Perseus Mining, Ltd.*	26,656
35,638	Petra Diamonds, Ltd.*	32,816
176,214	Petropavlovsk plc*	17,621
15,628	Regis Resources, Ltd.	54,627
21,763	Resolute Mining, Ltd.	21,088
550	Rio Tinto plc	27,921

Continued

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

March 31, 2018 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Metals & Mining, continued
12,983	Rio Tinto plc, Registered Shares, ADR	$669,014
1,547	Rio Tinto, Ltd.	86,934
6,000	Sabina Gold & Silver Corp.*	7,359
2,148	Salzgitter AG	110,107
7,017	Sandfire Resources Nl	39,771
9,442	Sandstorm Gold, Ltd.*	45,004
1,600	Sanyo Special Steel Co., Ltd.	40,551
29,450	Saracen Mineral Holdings, Ltd.*	40,459
21,718	Schmolz + Bickenbach AG*	16,861
16,210	Semafo, Inc.*	46,685
4,833	Sims Metal Management, Ltd.	53,952
83,964	South32, Ltd.	209,250
5,741	SSAB AB, Class B	26,731
4,935	SSR Mining, Inc.*	47,542
17,694	St Barbara, Ltd.	54,437
26,500	Stornoway Diamond Corp.*	11,520
5,574	Tahoe Resources, Inc.	26,178
9,084	Tahoe Resources, Inc.	42,604
7,087	Teck Cominco, Ltd., Class B	182,539
3,720	Teck Resources, Ltd., Class B	95,827
3,912	ThyssenKrupp AG	102,013
700	Toho Zinc Co., Ltd.	32,840
1,300	Topy Industries, Ltd.	37,477
1,885	Torex Gold Resources, Inc.*	11,575
5,300	Toyo Kohan Co., Ltd.	35,837
9,694	Trevali Mining Corp.*	9,783
10,601	Turquoise Hill Resources, Ltd.*	32,423
1,500	UACJ Corp.	38,491
2,041	Vedanta Resources plc	20,287
6,764	Voestalpine AG	354,903
14,139	Western Areas, Ltd.	34,265
2,702	Wheaton Precious Metals Corp.	55,040
30,268	Yamana Gold, Inc.	83,647
1,600	Yamato Kogyo Co., Ltd.	44,158
800	Yodogawa Steel Works, Ltd.	21,380

		12,845,040

Multiline Retail (0.6%):
24,445	B&m European Value Retail SA	134,359
947	Canadian Tire Corp., Class A	124,532
53,885	Debenhams plc	15,801
1,503	Dollarama, Inc.	182,689
1,400	Don Quijote Co., Ltd.	80,174
500	Fuji Co., Ltd./Ehime	10,762
2,400	H2O Retailing Corp.	44,494
20,441	Harvey Norman Holdings, Ltd.	58,499
3,882	Hudson’s Bay Co.	26,880
4,700	Isetan Mitsukoshi Holdings, Ltd.	52,072
900	Izumi Co., Ltd.	60,866
9,500	J. Front Retailing Co., Ltd.	160,480
24,500	Lifestyle International Holdings, Ltd.	40,315
29,029	Marks & Spencer Group plc	110,159
2,900	MARUI GROUP Co., Ltd.	58,689
11,200	Metro Holdings, Ltd.	9,763
47,139	Myer Holdings, Ltd.	13,570
1,643	Next plc	109,793
2,535	Reject Shop, Ltd. (The)	14,776
300	Ryohin Keikaku Co., Ltd.	99,924
600	Sanyo Electric Railway Co., Ltd.	14,938
800	Seria Co., Ltd.	39,934
8,000	Takashimaya Co., Ltd.	77,000
4,000	Wing On Company International, Ltd.	14,897

		1,555,366

Multi-Utilities (0.9%):
2,276	Acea SpA	38,642

Shares		Fair Value
Common Stocks, continued
Multi-Utilities, continued
1,705	Atco, Ltd.	$54,768
1,466	Canadian Utilities, Ltd., Class A	39,137
93,709	Centrica plc	187,095
21,702	E.ON AG	241,130
21,960	Engie Group	366,832
30,113	Hera SpA	110,356
23,167	Iren SpA	72,801
65,748	ITL AEM SpA	125,915
98,500	Keppel Infrastructure Trust	40,294
4,897	Ren - Redes Energeticas Nacion	15,116
26,786	RWE AG	661,594
6,003	Suez Environnement Co.	87,046
3,746	Telecom Plus plc	64,240
3,162	Veolia Environnement SA	74,976

		2,179,942

Oil, Gas & Consumable Fuels (4.4%):
9,181	Advantage Oil & Gas, Ltd.*	27,154
24,155	Africa Oil Corp.*	22,126
145,000	Agritrade Resources, Ltd.	22,867
2,191	AKER BP ASA	59,290
1,900	AltaGas, Ltd.	35,162
9,605	ARC Resources, Ltd.	104,684
18,809	Athabasca Oil Corp.*	17,375
2,064	Baytex Energy Corp.*	5,655
11,743	Baytex Energy Corp.*	32,179
108,970	Beach Energy, Ltd.	103,361
1,167	Bellatrix Exploration, Ltd.*	1,277
9,541	Birchcliff Energy, Ltd.	27,626
15,440	Bonavista Energy Corp.	14,143
1,208	Bonterra Energy Corp.	12,416
28,133	BP plc, ADR	1,140,512
31,893	BP plc	214,721
173,000	Brightoil Petroleum Holdings, Ltd.*(b)(c)	24,800
2,656	BW LPG, Ltd.*^(a)	12,272
24,066	Cairn Energy plc*	69,647
2,676	Caltex Australia, Ltd.	64,969
5,227	Cameco Corp.	47,513
4,158	Cameco Corp.	37,797
900	Canadian Natural Resources, Ltd.	28,295
1,623	Canadian Natural Resources, Ltd.	51,076
3,012	Cardinal Energy, Ltd.	10,171
11,375	Cenovus Energy, Inc.	97,143
13,100	China Aviation Oil Singapore Corp., Ltd.	15,767
900	Cosmo Energy Holdings Co., Ltd.	28,935
8,781	Crescent Point Energy	59,711
3,561	Crescent Point Energy Corp.	24,215
8,223	Crew Energy, Inc.*	12,064
854	CropEnergies AG	5,455
54	Delek Group, Ltd.	9,179
26,109	Dno ASA*	41,139
8,774	Enagas SA	240,115
2,926	Enbridge Income Fund Holding	63,417
2,055	Enbridge, Inc.	64,640
7,437	EnCana Corp.	81,806
1,055	EnCana Corp.	11,605
6,400	Enerplus Corp.	71,989
21,419	ENI SpA	377,527
33,078	EnQuest plc*	13,499
5,510	Euronav NV	45,742
1,579	Exmar NV*	10,201
900	Freehold Royalties, Ltd.	8,628
3,784	Frontline, Ltd.	17,240

Continued

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

March 31, 2018 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Oil, Gas & Consumable Fuels, continued
3,100	Fuji Oil Co., Ltd.	$12,028
1,464	Galp Energia SGPS SA	27,611
591	Gaztransport et Technigaz SA	37,068
19,607	Gran Tierra Energy, Inc.*	54,489
78	Granite Oil Corp.	160
4,167	Husky Energy, Inc.	59,649
4,500	Idemitsu Kosan Co., Ltd.	172,422
1,800	Imperial Oil, Ltd.	47,676
7,900	INPEX Corp.	98,606
4,194	Inter Pipeline, Ltd.	72,798
3,600	ITOCHU Enex Co., Ltd.	34,065
4,263	James Fisher & Sons plc	94,091
547	Jerusalem Oil Exploration*	30,494
46,100	JX Holdings, Inc.	281,643
17,154	Karoon Gas Australia, Ltd.*	15,256
7,300	Kelt Exploration, Ltd.*	38,988
3,000	Keyera Corp.	78,039
3,106	Koninklijke Vopak NV	152,578
10,707	MEG Energy Corp.*	37,818
5,186	Neste Oil OYJ	361,658
14,065	New Hope Corp., Ltd.	22,623
7,392	New Zealand Refining Co., Ltd. (The)	12,247
64,000	NewOcean Energy Holdings, Ltd.	14,672
1,300	Nippon Gas Co., Ltd.	62,119
7,654	Nuvista Energy, Ltd.*	41,948
32,810	Obsidian Energy, Ltd.*	32,856
54,541	Oil Refineries, Ltd.	25,281
44,010	Ophir Energy plc*	32,513
22,004	Origin Energy, Ltd.*	148,657
7,550	Painted Pony Energy, Ltd.*	12,484
1,307	Paramount Resouces, Ltd., Class A*	15,046
3,800	Parex Resources, Inc.*	53,451
260	Paz Oil Co., Ltd.	38,300
1,584	Pembina Pipeline Corp.	49,468
40,966	Pengrowth Energy Corp.*	26,395
3,828	Peyto Exploration & Development Corp.	32,093
43,203	Premier Oil plc*	42,120
6,169	Raging River Exploration, Inc.*	29,882
14,948	Repsol SA	265,543
8,812	Royal Dutch Shell plc, Class A, ADR	562,294
7,285	Royal Dutch Shell plc, Class B, ADR	477,386
1,600	Sala Corp.	9,824
4,000	San-Ai Oil Co., Ltd.	59,409
21,323	Santos, Ltd.	83,782
27,521	Saras SpA	60,508
59,700	Senex Energy, Ltd.*	18,557
22,787	Snam SpA	104,807
12,892	Soco International plc	16,613
7,438	Spartan Energy Corp.*	33,142
21,115	Statoil ASA	500,276
5,784	Suncor Energy, Inc.	199,760
8,674	Suncor Energy, Inc.	299,601
11,456	Surge Energy, Inc.	17,519
8,990	Torc Oil & Gas, Ltd.	46,060
13,848	Total SA	786,937
2,400	Tourmaline Oil Corp.	40,708
5,452	Transcanada Corp.	225,223
35,959	Tullow Oil plc*	99,059
19,728	Whitecap Resources, Inc.	120,677
24,229	Whitehaven Coal, Ltd.	83,793
9,290	Woodside Petroleum, Ltd.	209,845
8,000	Yangarra Resources, Ltd.*	27,077
5,501	Z Energy, Ltd.	27,861

		10,262,658

Shares		Fair Value
Common Stocks, continued
Paper & Forest Products (1.0%):
1,344	Ahlstrom-Munksjo OYJ	$28,055
5,029	Canfor Corp.*	114,579
1,251	Canfor Pulp Products, Inc.	16,111
6,000	Daio Paper Corp.	84,344
6,700	Hokuetsu Kishu Paper Co., Ltd.	43,523
618	Holmen ABN AB, Class B	33,573
4,627	Interfor Corp.*	84,372
7,061	Metsa Board OYJ	70,981
6,301	Mondi plc	169,538
3,514	Navigator Co. SA (The)	20,730
5,800	Nippon Paper Industries Co., Ltd.	107,247
1,614	Norbord, Inc.	58,523
30,000	OYI Paper Co., Ltd.	193,302
23,088	Quintis, Ltd.*(b)(c)	4,502
15,290	Stora Enso OYJ, Registered Shares	281,407
600	Tokushu Tokai Paper Co., Ltd.	23,045
24,703	UPM-Kymmene OYJ	916,586
4,046	West Fraser Timber Co., Ltd.	268,886
24,618	Western Forest Products, Inc.	49,496

		2,568,800

Personal Products (0.6%):
18,108	Asaleo Care, Ltd.	17,938
1,100	Ci:z Holdings Co., Ltd.	55,028
2,300	Kao Corp.	173,434
400	KOSE Corp.	83,988
724	L’Oreal SA	163,537
4,476	Ontex Group NV	119,777
1,486	Oriflame Holding AG	71,325
1,400	Shiseido Co., Ltd.	90,461
8,564	Unilever NV, NYS	482,924
4,976	Unilever plc, ADR	276,467

		1,534,879

Pharmaceuticals (2.7%):
6,600	Astellas Pharma, Inc.	101,368
16,897	AstraZeneca plc, ADR	590,888
3,059	Bayer AG, Registered Shares	345,848
314	Boiron SA	26,477
1,600	Dainippon Sumitomo Pharma Co., Ltd.	26,807
7,741	Faes Farma SA	28,325
1,067	GlaxoSmithKline plc	20,727
9,143	GlaxoSmithKline plc, ADR	357,217
1,253	H. Lundbeck A/S	70,050
3,300	Haw Par Corp., Ltd.	31,582
4,811	Hikma Pharmaceuticals plc	81,594
26,202	Indivior plc*	149,948
926	Ipsen SA	143,773
1,000	Kaken Pharmaceutical Co., Ltd.	59,071
1,000	Kissei Pharmaceutical Co., Ltd.	27,171
30,175	Mayne Pharma Group, Ltd.*	17,308
501	Merck KGaA	48,058
3,200	Nichi-Iko Pharmaceutical Co., Ltd.	49,901
22,726	Novartis AG, Registered Shares	1,839,157
8,066	Novo Nordisk A/S, Class B	396,941
1,037	Orion OYJ	35,617
3,799	Orion OYJ, Class B	116,365
1,695	Recipharm AB^	19,425
3,141	Recordati SpA	116,376
127	Roche Holding AG	29,495
3,082	Roche Holding AG	707,109
600	Rohto Pharmaceutical Co., Ltd.	16,866
2,800	Santen Pharmaceutical Co., Ltd.	47,073
1,200	Sawai Pharmaceutical Co., Ltd.	52,833
600	Shionogi & Co., Ltd.	31,319
3,900	Takeda Pharmacuetical Co., Ltd.	190,269

Continued

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

March 31, 2018 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Pharmaceuticals, continued
1,540	Teva Pharmaceutical Industries, Ltd.	$26,298
800	Torii Pharmaceutical Co., Ltd.	21,229
600	Towa Pharmaceutical Co., Ltd.	38,335
1,152	UCB SA	93,961
46,000	United Laboratories International Holdings, Ltd.	47,982
8,600	Valeant Pharmaceuticals International, Inc.*	136,925
1,145	Valeant Pharmaceuticals International, Inc.*	18,228
16,134	Vectura Group plc*	17,598
1,138	Vifor Pharma AG	175,564
178	Virbac SA	26,168

		6,377,246

Professional Services (1.6%):
4,530	Adecco SA, Registered Shares	322,867
2,780	AF AB	60,738
734	Akka Technologies SA	44,659
9,096	Applus Services SA	118,478
1,800	Benefit One, Inc.	49,902
372	Bertrandt AG	42,457
5,622	Bureau Veritas SA	146,183
2,111	Capita Group plc	4,272
1,100	DKSH Holding, Ltd.	89,405
1,400	EN-Japan, Inc.	79,757
11,350	Experian plc	245,147
89,376	Hays plc	236,313
4,215	Intertek Group plc	275,853
2,947	McMillan Shakespeare, Ltd.	38,477
1,100	Meitec Corp.	60,421
10,129	Michael Page International plc	76,320
3,497	Morneau Shepell, Inc.	70,173
3,600	Nihon M&A Center, Inc.	125,001
1,800	Nomura Co., Ltd.	38,808
3,000	Outsourcing, Inc.	52,527
1,700	Persol Holdings Co., Ltd.	49,404
3,772	Randstad Holding NV	248,500
10,952	RELX NV	227,183
5,236	RELX plc, ADR	109,380
3,973	Ricardo plc	51,075
6,390	Robert Walters plc	61,044
7,390	Seek, Ltd.	106,316
58	SGS SA, Registered Shares	142,637
2,421	Stantec, Inc.	59,678
1,200	Technopro Holdings, Inc.	72,880
2,255	Teleperformance	349,859
10,595	Wolters Kluwer NV	564,187

		4,219,901

Real Estate Management & Development (2.2%):
585	ADO Group, Ltd.*	11,292
442	ADO Properties SA(a)	24,862
2,400	AEON Mall Co., Ltd.	50,430
1	Airport City, Ltd.*	8
477	Allreal Holding AG	78,545
2,393	Amot Investments, Ltd.	12,865
46,000	Asia Standard International Group, Ltd.	11,723
1,733	Atrium Ljungberg AB, Class B	25,561
5,538	Aveo Group	11,288
5,300	Bukit Sembawang Estates, Ltd.	24,801
683	CA Immobilien Anlagen AG	22,834
8,278	Capital & Counties Properties plc	31,633
38,900	CapitaLand, Ltd.	106,487
2,740	Cedar Woods Properties, Ltd.	13,494

Shares	Fair Value
Common Stocks, continued
Real Estate Management & Development, continued

7,500	Chinese Estates Holdings, Ltd.	$11,316
52,000	Chuang’s Consortium International, Ltd.	11,861
5,400	City Developments, Ltd.	53,847
4,430	CK Asset Holdings, Ltd.	37,488
1,625	Colliers International Group	112,856
5,265	Countrywide plc*	7,796
340,000	CSI Properties, Ltd.	21,044
1,700	Daibiru Corp.	19,922
700	Daito Trust Construction Co., Ltd.	118,968
9,500	Daiwa House Industry Co., Ltd.	365,707
322	Deutsche Euroshop AG	11,804
6,254	Deutsche Wohnen AG	291,876
34,000	Emperor International Holdings	10,238
68,000	Far East Consortium Internatio	37,259
1,175	Fastighets AB Balder*	29,534
1,529	FirstService Corp.	111,892
6,100	Frasers Centrepoint, Ltd.	9,305
15,974	Gateway Lifestyle	24,389
1,100	Goldcrest Co., Ltd.	23,458
7,000	Great Eagle Holdings, Ltd.	35,581
17,100	GuocoLand, Ltd.	27,259
46,000	Hang Lung Group, Ltd.	150,809
15,984	Hang Lung Properties, Ltd.	37,508
1,200	Heiwa Real Estate Co., Ltd.	23,295
3,426	Helical Bar plc	15,545
868	Hemfosa Fastigheter AB	10,542
6,865	Henderson Land Development Co., Ltd.	44,979
34,400	HKR International, Ltd.	20,644
9,400	Ho Bee Land, Ltd.	18,176
18,500	Hong Fok Corp., Ltd.	11,212
2,450	Hufvudstaden AB	36,541
3,000	Hulic Co., Ltd.	32,760
6,500	Ichigo, Inc.	28,980
10,210	Immofinanz Immobilien Anlagen AG	26,587
1,400	Keihanshin Building Co., Ltd.	11,784
24,725	Kerry Properties, Ltd.	112,259
26,000	Kowloon Development Co., Ltd.	29,311
11,400	Lai Sun Development Co., Ltd.	18,870
1,358	LEG Immobilien AG	152,772
7,092	Lend Lease Group	94,835
14,300	Leopalace21 Corp.	117,012
8,000	Liu Chong Hing Investment, Ltd.	12,965
4,644	LSL Property Services plc	14,621
578	Melisron, Ltd.	23,028
6,000	Mitsubishi Estate Co., Ltd.	99,759
247	Mobimo Holding AG, Registered Shares	65,420
61,345	New World Development Co., Ltd.	87,456
857	Nexity SA	54,971
1,700	Nisshin Fudosan Co.	12,484
6,600	Nomura Real Estate Holdings, Inc.	154,307
3,300	NTT Urban Development Corp.	40,270
2,000	Open House Co., Ltd.	123,393
1,584	Patrizia Immobilien AG	35,138
52	Plazza AG	12,186
31,000	Prospect Co., Ltd.	17,358
477	PSP Swiss Property AG	46,552
4,000	Relo Holdings, Inc.	112,170
2,615	S Immo AG	51,833
9,229	Savills plc	127,194
1,300	Shinoken Group Co., Ltd.	40,873
100,800	Sinarmas Land, Ltd.	28,585
37,356	Sino Land Co., Ltd.	60,789

Continued

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

March 31, 2018 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Real Estate Management & Development, continued
5,000	Soundwill Holdings, Ltd.	$9,301
10,372	St. Modwen Properties plc	56,365
5,000	Sumitomo Realty & Development Co., Ltd.	187,124
8,921	Sun Hung Kai Properties, Ltd.	142,116
8,646	Swire Pacific, Ltd., Class A	87,728
17,500	Swire Pacific, Ltd., Class B	30,113
1,617	Tag Immobilien AG	33,543
4,200	Takara Leben Co., Ltd.^	18,139
7,842	Technopolis OYJ	35,452
1,637	Tlg Immobilien AG	44,949
1,200	Tokyo Tatemono Co., Ltd.	18,128
26,300	Tokyu Fudosan Holdings Corp.	189,400
6,860	U & I Group plc	18,809
1,200	Unizo Holdings Co., Ltd.	29,440
6,000	UOL Group, Ltd.	39,336
6,654	Villa World, Ltd.	12,406
2,129	Vonovia SE	105,569
6,324	Wharf Holdings, Ltd. (The)	21,908
12,829	Wheelock & Co., Ltd.	94,088
8,400	Wheelock Properties Singapore	11,521
20,700	Wing Tai Holdings, Ltd.	32,967
17	Zug Estates Holding AG	30,685

		5,264,083

Road & Rail (1.5%):
13,493	Aurizon Holdings, Ltd.	44,282
5,353	Canadian National Railway Co.	391,465
883	Canadian Pacific Railway, Ltd.	155,850
800	Central Japan Railway Co.	152,474
44,100	ComfortDelGro Corp., Ltd.	69,398
1,888	DSV A/S	148,909
1,400	East Japan Railway Co.	130,660
79,447	FirstGroup plc*	91,646
1,000	Fukuyama Transporting Co., Ltd.	43,988
2,158	Go-Ahead Group plc	53,135
5,000	Hankyu Hanshin Holdings, Inc.	186,847
2,800	Hitachi Transport System, Ltd.	78,423
102	Jungfraubahn Holding AG, Registered Shares	15,497
2,500	Keihin Electric Express Railway Co., Ltd.	43,898
1,200	Keio Corp.	51,597
1,500	Keisei Electric Railway Co., Ltd.	46,201
1,500	Kintetsu Corp.	58,859
4,000	Maruzen Showa Unyu Co., Ltd.	19,576
15,830	MTR Corp., Ltd.	85,564
3,600	Nagoya Railroad Co., Ltd.	91,934
2,400	Nankai Electric Railway Co., Ltd.	60,364
29,502	National Express Group plc	160,279
2,000	Nippon Express Co., Ltd.	132,188
4,200	Nippon Konpo Unyu Soko Co., Ltd.	111,283
2,600	Nishi-Nippon Railroad Co., Ltd.	67,772
8,429	Northgate plc	40,025
2,800	Odakyu Electric Railway Co., Ltd.	57,049
4,000	Sankyu, Inc.	198,791
2,500	Seino Holdings Co., Ltd.	46,238
11,100	Senko Co., Ltd.	86,892
823	Sixt Leasing Se	16,621
1,659	Sixt SE	126,811
1,209	Sixt SE^	131,185
2,000	Sotetsu Holdings, Inc.	53,261
6,338	Stagecoach Group plc	11,755
80	Stef S.A.	10,045

Shares		Fair Value
Common Stocks, continued
Road & Rail, continued
4,596	Student Transportation, Inc., Class BR	$34,393
6,961	Tfi International, Inc.	178,915
2,000	Tobu Railway Co., Ltd.	60,995
5,000	Tokyu Corp.	78,603
300	Tonami Holdings Co., Ltd.	18,404
400	Trancom Co., Ltd.	27,771
20,000	Transport International Holdings, Ltd.	58,980
824	VTG AG	46,645
1,400	West Japan Railway Co.	98,961

		3,874,429

Semiconductors & Semiconductor Equipment (0.8%):
2,176	Aixtron SE*	42,059
797	ASM International NV	58,256
5,119	ASM Pacific Technology, Ltd.	72,450
1,629	ASML Holding NV, NYS	323,454
1,837	BE Semiconductor Industries NV	188,295
200	Disco Corp.	43,154
439	Elmos Semiconductor AG	13,478
2,300	Ferrotec Corp.	57,871
6,856	Infineon Technologies AG	183,650
800	Lasertec Corp.	29,138
1,090	Melexis NV	108,678
167,251	Rec Silicon ASA*^	32,082
8,000	Sanken Electric Co., Ltd.	59,164
800	Screen Holdings Co., Ltd.	72,248
4,800	Shinko Electric Industries Co., Ltd.	35,420
992	Siltronic AG	169,792
285	SMA Solar Technology AG	16,141
8,416	STMicroelectronics NV	186,749
2,000	SUMCO Corp.	52,277
700	Tokyo Electron, Ltd.	129,296
1,400	Tokyo Seimitsu Co., Ltd.	57,188
2,312	Tower Semiconductor, Ltd.*	62,216
372	U-Blox AG	67,032
2,400	ULVAC, Inc.	136,743

		2,196,831

Software (1.2%):
700	Alpha Systems, Inc.	15,214
1,917	Aveva Group plc	51,442
2,600	Capcom Co., Ltd.	60,284
2,000	Colopl, Inc.	17,824
2,326	Computer Modelling Group, Ltd.	16,774
301	Constellation Software, Inc.	204,254
1,252	Dassault Systemes SA	170,290
1,064	Descartes Systems Group, Inc.*	30,377
2,942	Fidessa Group plc	151,332
1,403	Gemalto NV	85,743
15,900	Gungho Online Enetertainment, Inc.	52,554
8,390	Hansen Technology, Ltd.	26,788
38,000	Igg, Inc.	52,547
2,100	Konami Corp.	106,596
1,541	Myob Group, Ltd.	3,635
518	Nemetschek Se	58,108
339	NICE Systems, Ltd.*	31,825
2,818	Open Text Corp.	98,066
700	Oracle Corp.	58,070
12,256	PlayTech plc	126,372
19,513	Sage Group plc	175,281
1,437	SAP AG	150,358
2,151	SimCorp A/S	149,943
568	Software AG	29,743
8,525	Technology One, Ltd.	34,257
2,386	Temenos Group AG	286,393

Continued

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

March 31, 2018 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Software, continued
1,300	Trend Micro, Inc.	$77,113
5,446	UbiSoft Entertainment SA*	459,982

		2,781,165

Specialty Retail (1.4%):
16,866	Accent Group, Ltd.	16,522
2,400	Adastria Co., Ltd.	49,401
900	Alpen Co., Ltd.	20,215
2,600	Aoki Holdings, Inc.	39,744
1,300	Aoyama Trading Co., Ltd.	51,100
1,900	Arcland Sakamoto Co., Ltd.	30,760
1,813	Autocanada, Inc.	31,301
11,649	Automotive Holdings Group, Ltd.	31,589
7,300	BIC Camera, Inc.	116,091
4,928	Bilia AB, Class A	43,814
3,245	Byggmax Group AB^	16,174
18,000	Chow Sang Sang Holdings International, Ltd.	37,982
18,800	Chow Tai Fook Jewellery Group, Ltd.	21,531
2,205	Clas Ohlson AB	24,062
4,700	DCM Holdings Co., Ltd.	47,785
32,869	Dixons Carphone plc	86,141
2,047	Dufry AG, Registered Shares*	268,489
5,850	Dunelm Group plc	43,327
4,900	Edion Corp.	56,658
230,000	Emperor Watch & Jewellery, Ltd.	12,546
77,300	Esprit Holdings, Ltd.*	26,451
400	Fast Retailing Co., Ltd.	160,482
534	Fielmann AG	43,219
2,300	Geo Holdings Corp.	36,553
130,000	Giordano International, Ltd.	76,480
1,436	Grandvision BV(a)	32,780
3,192	Greencross, Ltd.	13,045
595	Groupe FNAC SA*	63,783
13,359	Halfords Group plc	61,172
4,280	Hennes & Mauritz AB, Class B	64,226
300	Hikari Tsushin, Inc.	48,499
483	Hornbach Baumarkt AG	16,650
5,100	Idom, Inc.	36,155
4,686	Industria de Diseno Textil SA	146,851
4,647	JB Hi-Fi, Ltd.	92,612
20,850	JD Sports Fashion plc	98,193
700	Jin Co., Ltd.	38,665
1,500	Joshin Denki Co., Ltd.	56,539
3,370	KappAhl AB	10,346
8,824	Kathmandu Holdings, Ltd.	15,446
1,700	Keiyo Co., Ltd.	8,906
21,974	Kingfisher plc	90,414
1,600	Komeri Co., Ltd.	43,185
8,400	K’s Holding Corp.	116,405
2,366	Leon’s Furniture, Ltd.	31,223
25,750	L’occitane International SA	47,756
19,046	Lookers plc	23,310
31,000	Luk Fook Holdings International, Ltd.	112,980
2,347	Matas A/S	25,422
600	Mekonomen AB	10,256
700	Nitori Co., Ltd.	122,529
2,300	Nojima Corp.	55,513
76,677	Pendragon plc	24,963
19,618	Pets At Home Group plc	46,569
917	Premier Investments, Ltd.	11,181
1,300	Shimachu Co., Ltd.	41,437
300	Shimamura Co., Ltd.	37,295
9,000	Sports Direct International	46,519
4,622	Super Retail Group, Ltd.	24,210
3,968	Supergroup plc	87,178

Shares		Fair Value
Common Stocks, continued
Specialty Retail, continued
1,900	United Arrows, Ltd.	$72,087
2,400	USS Co., Ltd.	49,181
186	Valora Holding AG	63,690
8,200	VT Holdings Co., Ltd.	42,419
4,080	WHSmith plc	111,586
700	Xebio Holdings Co., Ltd.	13,905
1,990	XXL ASA(a)	20,450

		3,563,948

Technology Hardware, Storage & Peripherals (0.5%):
6,400	Brother Industries, Ltd.	148,949
5,600	Canon, Inc.	204,555
1,300	Fujitsu Frontech, Ltd.	21,193
500	Hitachi Maxell, Ltd.	9,620
13,700	Konica Minolta Holdings, Inc.	116,559
6,508	Logitech International SA	239,039
3,100	Mcj Co., Ltd.	40,258
4,300	NEC Corp.	120,819
2,343	Neopost	61,769
8,500	Ricoh Co., Ltd.	83,996
100	Roland Dg Corp.	2,292
8,300	Seiko Epson Corp.	143,953
9,000	Toshiba Tec Corp.	53,399

		1,246,401

Textiles, Apparel & Luxury Goods (1.5%):
689	Adidas AG	166,842
1,500	ASICS Corp.	27,880
1,383	Brunello Cucinelli SpA	43,467
6,313	Burberry Group plc	150,317
485	Delta-Galil Industries, Ltd.	14,345
2,100	Descente, Ltd.	33,598
900	Fujibo Holdings, Inc.	32,463
1,311	Gildan Activewear, Inc.	37,875
280,000	Global Brands Group Holdings, Ltd.*	15,835
300	Gunze, Ltd.	17,213
189	Hermes International SA	112,052
2,445	Hugo Boss AG	213,068
7,000	Kurabo Industries, Ltd.	21,909
399,238	Li & Fung, Ltd.	197,136
1,682	Luxottica Group SpA	104,662
2,321	LVMH Moet Hennessy Louis Vuitton SA	715,683
5,170	Moncler SpA	197,119
1,495	New Wave Group AB	9,804
5,000	Onward Holdings Co., Ltd.	43,605
9,893	Ovs SpA(a)	60,789
27,000	Pacific Textiles Holdings, Ltd.	25,902
2,465	Pandora A/S	267,240
6,400	Prada SpA	29,791
2,618	Safilo Group SpA*	13,237
2,218	Salvatore Ferragamo Italia SpA	61,320
36,000	Samsonite International SA	164,622
1,800	Seiko Holdings Corp.	43,000
2,500	Seiren Co., Ltd.	46,480
28,000	Stella International Holdings, Ltd.	37,336
308	Swatch Group AG (The), Class B	135,940
512	Swatch Group AG (The), Registered Shares	42,960
1,909	Ted Baker plc	67,208
404	Tod’s SpA	29,367
3,200	Tsi Holdings Co., Ltd.	23,301
2,700	Unitika, Ltd.*	16,896
2,000	Wacoal Holdings Corp.	57,977
45,514	Yue Yuen Industrial Holdings, Ltd.	181,785

		3,460,024

Continued

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

March 31, 2018 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Thrifts & Mortgage Finance (0.1%):
2,324	Aareal Bank AG	$110,856
1,790	Deutsche Pfandbriefbank AG(a)	28,220
615	Equitable Group, Inc.	25,627
1,100	Firm Capital Mortgage Investment Corp.	11,058
2,026	Genworth MI Canada, Inc.	64,482
16,190	Genworth Mortgage Insurance AU	28,894
1,812	Home Capital Group, Inc.	19,074
7,866	Onesavings Bank plc	41,209
10,905	Paragon Group of Cos. plc (The)	72,060

		401,480

Tobacco (0.4%):
9,312	British American Tobacco plc, ADR	537,209
4,936	Imperial Tobacco Group plc, Class A	168,187
4,800	Japan Tobacco, Inc.	137,372
652	Scandinavian Tobacco Group A/S(a)	11,481
2,105	Swedish Match AB, Class B	95,728

		949,977

Trading Companies & Distributors (1.9%):
2,637	AddTech AB, Class B	53,137
21,185	Ashtead Group plc	577,600
1,271	B&b Tools AB	12,914
284	BayWa AG	10,017
537	Beijer Ref AB	22,372
4,100	BOC Aviation, Ltd.(a)	24,441
537	Bossard Holding AG	110,546
3,484	Brenntag AG	207,312
4,067	Bunzl plc	119,608
3,143	Cramo OYJ	65,659
400	Daiichi Jitsugyo Co., Ltd.	11,577
8,787	Diploma plc	140,726
3,579	Grafton Group plc	38,698
600	Hanwa Co., Ltd.	25,048
36,721	Howden Joinery Group plc	237,635
1,788	Imcd Group NV	110,024
2,800	Inabata & Co., Ltd.	42,251
4,621	Indutrade AB	119,707
2,800	ITOCHU Corp.	54,528
2,600	Iwatani Corp.	96,149
616	Jacquet Metal Service	22,272
200	Japan Pulp & Paper Co., Ltd.	8,242
700	Kamei Corp.	9,649
900	Kanaden Corp.	12,128
1,700	Kanamoto Co., Ltd.	57,544
4,800	Kanematsu Corp.	64,678
2,241	Kloeckner & Co. SE	28,123
8,200	Marubeni Corp.	59,715
5,100	Misumi Group, Inc.	141,827
1,100	Mitani Corp.	50,827
8,900	Mitsubishi Corp.	239,444
9,400	Mitsui & Co., Ltd.	161,385
1,271	Momentum Group AB, Class B*	15,309
1,400	Monotaro Co., Ltd.	49,747
2,600	Nagase & Co., Ltd.	44,264
900	NEC Capital Solutions, Ltd.	17,812
600	Nichiden Corp.	11,762
1,100	Nippon Steel & Sumikin Bussan	61,158
1,200	Nishio Rent All Co., Ltd.	37,507
700	Onoken Co., Ltd.	12,307
7,777	Ramirent OYJ	64,211
4,015	Reece, Ltd.	33,133
11,353	Rexel SA	192,261
2,192	Richelieu Hardware, Ltd.	51,252

Shares		Fair Value
Common Stocks, continued
Trading Companies & Distributors, continued
1,804	Russel Metals, Inc.	$39,295
12,209	SIG plc	23,193
21,100	Sojitz Corp.	67,086
164	Solar A/S	10,833
5,900	Sumitomo Corp.	98,817
3,072	Toromont Industries, Ltd.	133,378
3,300	Toyota Tsushu Corp.	111,720
3,555	Travis Perkins plc	61,611
1,000	Trusco Nakayama Corp.	24,725
800	Wajax Corp.	15,128
2,700	Wakita & Co., Ltd.	29,941
3,709	Wolseley plc	278,948
3,800	Yamazen Corp.	39,419
800	Yuasa Trading Co., Ltd.	26,345

		4,486,945

Transportation Infrastructure (0.7%):
10,833	Abertis Infraestructuras SA	242,947
493	Aena SA(a)	99,338
384	Aeroports de Paris	83,698
1,197	Ansaldo Sts SpA	18,497
7,311	Atlantia SpA	226,623
17,433	BBA Aviation plc	78,484
960	Flughafen Zuerich AG	211,981
1,696	Fraport AG	167,354
3,270	Groupe Eurotunnel SA	46,679
1,679	Hamburger Hafen und Logistik AG	37,781
2,800	Hong Kong Aircraft Engineering Co., Ltd.	16,299
182,200	Hutchison Port Holdings Trust	53,996
700	Japan Airport Terminal Co., Ltd.	27,273
1,500	Kamigumi Co., Ltd.	33,615
12,050	Macquarie Atlas Roads Group	53,775
1,000	Mitsubishi Logistics Corp.	21,010
400	Nissin Corp.	10,578
26,396	Qube Holdings, Ltd.	44,534
15,500	SATS, Ltd.	60,960
6,407	SIAS SpA	119,668
4,000	Sumitomo Warehouse Co., Ltd. (The)	26,635
14,036	Sydney Airport	72,752
2,729	Westshore Terminals Investment Corp.	47,199

		1,801,676

Water Utilities (0.1%):
37,800	Hyflux, Ltd.	8,137
3,780	Hyflux, Ltd.(b)(c)	865
15,034	Pennon Group plc	135,858
5,341	Severn Trent plc	138,321
45,000	Siic Environment Holdings, Ltd.	16,007
7,737	United Utilities Group plc	77,728

		376,916

Wireless Telecommunication Services (1.1%):
2,035	Cellcom Israel, Ltd.*	14,446
1,335	Drillisch AG	89,914
4,802	Freenet AG	146,133
13,800	KDDI Corp.	354,452
13,000	M1, Ltd.	17,291
3,522	Millicom International Cellular SA, SDR	240,605
2,104	Mobistar SA	43,068
23,100	NTT DoCoMo, Inc.	588,197
1,000	Okinawa Cellular Telephone Co.	36,532
1,708	Rogers Communications, Inc., Class B	76,313
17,000	Smartone Telecommunications Ho	18,140
4,700	SoftBank Group Corp.	350,146

Continued

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

March 31, 2018 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Wireless Telecommunication Services, continued
21,800	StarHub, Ltd.	$38,230
3,836	Tele2 AB	46,076
349,145	Vodafone Group plc	955,890

		3,015,433

Total Common Stocks (Cost $211,383,124)		243,362,256

Preferred Stocks (0.5%):
Automobiles (0.5%):
1,600	Bayerische Motoren Werke AG (BMW), 4.62%	149,965
2,174	Porsche Automobil Holding SE, 1.49%	180,742
4,515	Volkswagen AG, 1.27%	897,942

		1,228,649

Total Preferred Stocks (Cost $1,244,412)		1,228,649

Rights (0.0%):
Capital Markets (0.0%):
2,137	Anima Holding SpA, Expires on 4/13/18*	815

Construction & Engineering (0.0%):
1,743	Galliford Try plc, Expires on 4/16/18*	6,846

Consumer Finance (0.0%):
1,966	Provident Financial plc, Expires on 4/10/18*	10,232

IT Services (0.0%):
6,137	Altran Technologies SA, Expires on 4/10/18*	10,270

Total Rights (Cost $29,400)		28,163

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Securities Held as Collateral for Securities on Loan (0.3%):
$767,725	AZL DFA International Core Equity Fund Securities Lending Collateral Account(d)	767,725

Total Securities Held as Collateral for Securities on Loan (Cost $767,725)		767,725

Unaffiliated Investment Company (0.2%):
413,503	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 1.46%(e)	413,503

Total Unaffiliated Investment Company (Cost $413,503)		413,503

Total Investment Securities (Cost $213,838,164) - 99.6%		245,800,296
Net other assets (liabilities) - 0.4%		1,026,243

Net Assets - 100.0%		$246,826,539

Percentages indicated are based on net assets as of March 31, 2018.

ADR	-	American Depositary Receipt
NYS	-	New York Shares
SDR	-	Swedish Depository Receipt

*	Non-income producing security.
^	This security or a partial position of this security was on loan as of March 31, 2018. The total value of securities on loan as of March 31, 2018, was $723,101.
(a)	Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investors. The sub-adviser has deemed these securities to be liquid based on procedures approved by the Board of Trustees.
(b)	Security was valued in good faith pursuant to procedures approved by the Board of Trustees as of March 31, 2018. The total of all such securities represent 0.04% of the net assets of the fund.
(c)	The sub-adviser has deemed these securities to be illiquid based on procedures approved by the Board of Trustees. As of March 31, 2018, these securities represent 0.02% of the net assets of the Fund.
(d)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before March 31, 2018.
(e)	The rate represents the effective yield at March 31, 2018.

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investments as of March 31, 2018:

Country	Percentage
Australia	5.7%
Austria	0.5%
Belgium	1.4%
Bermuda	— %^
Cambodia	0.1%
Canada	7.8%
Cayman Islands	— %^
China	0.1%
Denmark	1.8%
Egypt	0.1%
European Community	0.1%
Faroe Islands	— %^
Finland	1.9%
France	7.4%
Georgia	0.1%
Germany	7.8%
Hong Kong	2.5%
Ireland (Republic of)	1.2%
Isle of Man	0.1%
Israel	0.4%
Italy	3.0%
Japan	24.9%
Liechtenstein	— %^
Luxembourg	0.5%
Malta	— %^
Monaco	— %^
Netherlands	3.2%
New Zealand	0.4%
Norway	0.9%
Peru	— %^
Portugal	0.1%
Singapore	1.0%
Spain	2.6%
Sweden	2.6%
Switzerland	6.5%
United Arab Emirates	— %^
United Kingdom	14.6%
United States	0.7%

100.0%

^	Represents less than 0.05%.

See accompanying notes to the schedules of portfolio investments.

AZL DFA U.S. Core Equity Fund

Schedule of Portfolio Investments

March 31, 2018 (Unaudited)

Shares		Fair Value
Common Stocks (99.7%):
Aerospace & Defense (3.0%):
1,674	AAR Corp.	$73,840
4,560	Aerojet Rocketdyne Holdings, Inc.*^	127,543
1,321	AeroVironment, Inc.*^	60,119
7,585	Arconic, Inc.	174,758
1,124	Astronics Corp.*	41,925
361	Astronics Corp., Class B*	13,350
1,481	Axon Enterprise, Inc.*	58,218
13,534	Boeing Co. (The)	4,437,527
4,229	BWX Technologies, Inc.	268,668
685	CPI Aerostructures, Inc.*	6,679
1,202	Cubic Corp.^	76,447
3,138	Curtiss-Wright Corp.	423,850
625	Ducommun, Inc.*	18,988
2,101	Engility Holdings, Inc.*	51,264
1,504	Esterline Technologies Corp.*	110,018
4,820	General Dynamics Corp.	1,064,738
1,030	HEICO Corp.^	89,414
1,686	HEICO Corp., Class A	119,622
5,084	Hexcel Corp.	328,376
1,576	Huntington Ingalls Industries, Inc.	406,230
2,230	KLX, Inc.*	158,464
4,471	Kratos Defense & Security Solutions, Inc.*^	46,007
1,421	L3 Technologies, Inc.	295,568
4,043	Lockheed Martin Corp.	1,366,251
2,078	Mercury Computer Systems, Inc.*^	100,409
1,668	Moog, Inc., Class A	137,460
140	Moog, Inc., Class B	10,604
343	National Presto Industries, Inc.^	32,156
3,851	Northrop Grumman Corp.	1,344,461
2,436	Orbital ATK, Inc.	323,038
4,443	Raytheon Co.	958,888
5,807	Rockwell Collins, Inc.	783,074
4,789	Spirit AeroSystems Holdings, Inc., Class A	400,839
1,360	Teledyne Technologies, Inc.*	254,551
7,877	Textron, Inc.	464,507
2,316	The KEYW Holding Corp.*	18,204
1,212	TransDigm Group, Inc.^	372,011
2,979	Triumph Group, Inc.	75,071
12,439	United Technologies Corp.	1,565,075
741	Vectrus, Inc.*	27,595
6,897	WESCO Aircraft Holdings, Inc.*^	70,694

		16,756,501

Air Freight & Logistics (0.8%):
4,941	Air Transport Services Group, Inc.*	115,224
1,400	Atlas Air Worldwide Holdings, Inc.*	84,630
5,021	C.H. Robinson Worldwide, Inc.^	470,518
1,026	Echo Global Logistics, Inc.*	28,318
4,728	Expeditors International of Washington, Inc.	299,282
5,100	FedEx Corp.	1,224,561
1,779	Forward Air Corp.	94,038
2,393	Hub Group, Inc.*	100,147
1,058	Park-Ohio Holdings Corp.	41,103
3,266	Radiant Logistics, Inc.*^	12,639
14,264	United Parcel Service, Inc., Class B	1,492,871
5,560	XPO Logistics, Inc.*	566,064

		4,529,395

Airlines (0.8%):
5,917	Alaska Air Group, Inc.	366,617
998	Allegiant Travel Co.^	172,205
9,812	American Airlines Group, Inc.	509,832
1,537	Copa Holdings SA, Class A	197,704
19,429	Delta Air Lines, Inc.	1,064,902
5,008	Hawaiian Holdings, Inc.	193,810

Shares		Fair Value
Common Stocks, continued
Airlines, continued
16,454	JetBlue Airways Corp.*	$334,345
2,917	SkyWest, Inc.	158,685
14,136	Southwest Airlines Co.	809,710
4,475	Spirit Airlines, Inc.*	169,066
11,261	United Continental Holdings, Inc.*	782,302

		4,759,178

Auto Components (1.0%):
1,838	Adient plc	109,839
5,496	American Axle & Manufacturing Holdings, Inc.*^	83,649
5,936	Aptiv plc	504,381
3,449	Autoliv, Inc.^	503,347
6,472	BorgWarner, Inc.	325,089
4,411	Cooper Tire & Rubber Co.	129,242
1,615	Cooper-Standard Holding, Inc.*	198,338
13,476	Dana Holding Corp.	347,142
2,123	Delphi Technologies plc	101,161
1,595	Dorman Products, Inc.*^	105,605
2,274	Fox Factory Holding Corp.*^	79,363
16,274	Gentex Corp.	374,627
2,720	Gentherm, Inc.*	92,344
12,827	Goodyear Tire & Rubber Co.	340,942
1,365	Horizon Global Corp.*	11,248
1,483	LCI Industries	154,454
3,870	Lear Corp.	720,167
3,637	Modine Manufacturing Co.*	76,923
1,190	Motorcar Parts of America, Inc.*^	25,502
2,574	Spartan Motors, Inc.	44,273
1,436	Standard Motor Products, Inc.	68,311
1,582	Stoneridge, Inc.*	43,663
275	Strattec Security Corp.	9,996
3,917	Tenneco, Inc.	214,926
1,187	Tower International, Inc.	32,939
2,073	Visteon Corp.*	228,528
1,621	VOXX International Corp.*^	8,024

		4,934,023

Automobiles (0.6%):
89,280	Ford Motor Co.	989,222
36,273	General Motors Co.	1,318,161
7,220	Harley-Davidson, Inc.^	309,594
429	Tesla Motors, Inc.*	114,170
3,270	Thor Industries, Inc.	376,606
1,652	Winnebago Industries, Inc.^	62,115

		3,169,868

Banks (6.7%):
1,760	1st Source Corp.	89,091
1,429	Access National Corp.	40,769
504	ACNB Corp.	14,742
1,010	Allegiance Bancshares, Inc.*^	39,542
661	American National Bankshares, Inc.	24,854
587	American River Bankshares	9,104
1,663	Ameris Bancorp	87,973
704	Ames National Corp.	19,360
905	Arrow Financial Corp.^	30,725
5,524	Associated Banc-Corp.	137,271
2,876	Banc of California, Inc.	55,507
1,939	BancFirst Corp.	102,961
2,831	Bancorp, Inc. (The)*	30,575
3,966	BancorpSouth Bank	126,119
116,137	Bank of America Corp.	3,482,948
899	Bank of Commerce Holdings	10,473
1,889	Bank of Hawaii Corp.^	156,976
451	Bank of Marin Bancorp	31,096
2,324	Bank of Nt Butterfield & Son, Ltd. (The)	104,301
4,810	Bank of the Ozarks, Inc.^	232,179

Continued

AZL DFA U.S. Core Equity Fund

Schedule of Portfolio Investments

March 31, 2018 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Banks, continued
4,087	BankUnited, Inc.	$163,398
1,941	Banner Corp.	107,706
1,189	Bar Harbor Bankshares	32,959
8,291	BB&T Corp.	431,464
842	BCB Bancorp, Inc.	13,177
2,053	Berkshire Hills Bancorp, Inc.	77,911
1,112	Blue Hills BanCorp, Inc.	23,185
1,324	BOK Financial Corp.	131,063
6,645	Boston Private Financial Holdings, Inc.	100,007
668	Bridge Bancorp, Inc.	22,411
5,707	Brookline Bancorp, Inc.	92,453
1,162	Bryn Mawr Bank Corp.	51,070
74	C&F Financial Corp.	3,892
843	Camden National Corp.	37,514
1,309	Capital City Bank Group, Inc.	32,398
649	Carolina Financial Corp.	25,493
2,683	Cathay General Bancorp	107,266
3,426	Centerstate Banks, Inc.	90,892
2,402	Central Pacific Financial Corp.	68,361
933	Central Valley Community Bancorp	18,249
273	Century Bancorp, Inc.	21,676
2,593	Chemical Financial Corp.	141,785
377	Chemung Financial Corp.	17,519
2,299	CIT Group, Inc.	118,399
31,491	Citigroup, Inc.	2,125,642
943	Citizens & Northern Corp.^	21,774
5,861	Citizens Financial Group, Inc.	246,045
552	Citizens Holding Co.	12,089
1,304	City Holding Co.^	89,402
938	Civista Bancshares, Inc.	21,443
1,096	CNB Financial Corp.	31,883
3,178	CoBiz Financial, Inc.	62,289
78	Codorus Valley Bancorp, Inc.	2,193
56	Colony Bankcorp, Inc.	907
2,169	Columbia Banking System, Inc.	90,990
2,543	Comerica, Inc.	243,950
4,676	Commerce Bancshares, Inc.^	280,139
2,249	Community Bank System, Inc.^	120,456
2,277	Community Bankers Trust Corp.*	20,493
1,325	Community Trust Bancorp, Inc.	59,890
2,266	ConnectOne Bancorp, Inc.	65,261
1,285	Cullen/Frost Bankers, Inc.	136,300
2,643	Customers Bancorp, Inc.*	77,043
5,350	CVB Financial Corp.	121,124
408	DNB Financial Corp.	14,545
1,882	Eagle Bancorp, Inc.*	112,638
4,316	East West Bancorp, Inc.	269,923
1,229	Enterprise Financial Services Corp.	57,640
312	Evans Bancorp, Inc.	14,118
11,692	F.N.B. Corp.^	157,257
569	Farmers Capital Bank Corp.	22,732
1,329	Farmers National Banc Corp.	18,407
523	FB Financial Corp.*	21,229
1,218	FCB Financial Holdings, Inc.*	62,240
1,636	Fidelity Southern Corp.	37,743
12,247	Fifth Third Bancorp	388,842
1,053	Financial Institutions, Inc.	31,169
2,206	First Bancorp	78,644
16,004	First Bancorp*	96,344
814	First Bancorp, Inc.	22,776
611	First Bancshares, Inc. (The)	19,705
2,931	First Busey Corp.	87,109
664	First Business Financial Services, Inc.	16,706

Shares		Fair Value
Common Stocks, continued
Banks, continued
592	First Citizens BancShares, Inc., Class A	$244,638
4,012	First Commonwealth Financial Corp.	56,690
1,419	First Community Bankshares	42,357
1,217	First Connecticut Bancorp, Inc.	31,155
3,634	First Financial Bancorp	106,658
2,266	First Financial Bankshares, Inc.	104,916
967	First Financial Corp.	40,227
733	First Financial Northwest, Inc.	12,278
1,996	First Foundation, Inc.*^	37,006
18,071	First Horizon National Corp.	340,277
1,244	First Interstate BancSystem, Class A	49,200
2,451	First Merchants Corp.	102,207
660	First Mid-Illinois Bancshares, Inc.	24,057
5,902	First Midwest Bancorp, Inc.	145,130
1,573	First of Long Island Corp. (The)	43,179
2,517	First Republic Bank^	233,099
2,253	Flushing Financial Corp.	60,741
322	Franklin Financial Network, Inc.*	10,497
6,070	Fulton Financial Corp.	107,743
1,315	German American Bancorp, Inc.^	43,855
3,017	Glacier Bancorp, Inc.	115,792
1,035	Great Southern Bancorp, Inc.	51,698
3,353	Great Western Bancorp, Inc.	135,025
3,020	Green BanCorp, Inc.*	67,195
1,174	Guaranty Bancorp	33,283
3,064	Hancock Holding Co.	158,409
2,408	Hanmi Financial Corp.	74,046
39	Hawthorn Bancshares, Inc.	798
1,375	Heartland Financial USA, Inc.	72,944
1,692	Heritage Financial Corp.	51,775
2,010	Hertiage Commerce Corp.	33,125
5,680	Hilltop Holdings, Inc.	133,253
8,473	Home Bancshares, Inc.	193,269
1,540	Hometrust Bancshares, Inc.*	40,117
6,189	Hope BanCorp, Inc.	112,578
1,408	Horizon Bancorp	42,254
17,399	Huntington Bancshares, Inc.	262,725
1,730	IBERIABANK Corp.	134,940
1,283	Independent Bank Corp.	91,799
855	Independent Bank Corp.	19,580
1,288	Independent Bank Group, Inc.	91,062
3,359	International Bancshares Corp.	130,665
10,187	Investors Bancorp, Inc.	138,951
56,629	JPMorgan Chase & Co.	6,227,490
11,909	KeyCorp	232,821
2,859	Lakeland Bancorp, Inc.	56,751
1,656	Lakeland Financial Corp.^	76,557
456	Landmark Bancorp, Inc.	13,224
712	LCNB Corp.	13,528
2,364	LegacyTexas Financial Group, Inc.	101,226
977	Live Oak Bancshares, Inc.	27,161
1,145	M&T Bank Corp.	211,092
2,571	Macatawa Bank Corp.	26,404
918	Mackinac Financial Corp.	14,835
1,644	Mainsource Financial Group, Inc.	66,829
2,620	MB Financial, Inc.	106,058
1,869	MBT Financial Corp.	20,092
1,293	Mercantile Bank Corp.	42,992
638	MidWestone Financial Group, Inc.	21,239
570	MutualFirst Financial, Inc.	20,663
1,805	National Bank Holdings Corp.	60,016
514	National Bankshares, Inc.	23,156
2,730	NBT Bancorp, Inc.	96,860
373	Nicolet Bankshares, Inc.*^	20,541
510	Northrim Bancorp, Inc.	17,621

Continued

AZL DFA U.S. Core Equity Fund

Schedule of Portfolio Investments

March 31, 2018 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Banks, continued
511	Norwood Financial Corp.	$15,376
3,309	OFG Bancorp	34,579
440	Ohio Valley Banc Corp.	18,414
819	Old Line Bancshares, Inc.^	27,027
7,959	Old National Bancorp	134,507
2,225	Old Second Bancorp, Inc.	30,928
1,951	Opus Bank	54,628
638	Orrstown Financial Services, Inc.	15,408
1,205	Pacific Mercantile Bancorp*	11,508
2,125	Pacific Premier Bancorp, Inc.*	85,425
2,447	PacWest Bancorp	121,200
584	Park National Corp.^	60,596
1,165	Peapack-Gladstone Financial Corp.	38,899
364	Penns Woods Bancorp, Inc.	15,401
608	Peoples Bancorp of NC	18,678
1,361	Peoples Bancorp, Inc.	48,247
5,297	People’s United Financial, Inc.	98,842
749	People’s Utah BanCorp	24,193
2,933	Pinnacle Financial Partners, Inc.	188,299
5,378	PNC Financial Services Group, Inc.	813,368
3,717	Popular, Inc.	154,702
878	Preferred Bank Los Angeles	56,368
757	Premier Financial Bancorp, Inc.	14,088
2,332	Prosperity Bancshares, Inc.^	169,373
606	QCR Holdings, Inc.	27,179
17,681	Regions Financial Corp.	328,513
2,630	Renasant Co.	111,933
1,417	Republic Bancorp, Inc., Class A	54,271
2,322	S & T Bancorp, Inc.	92,741
148	Salisbury Bancorp, Inc.	6,660
2,466	Sandy Spring Bancorp, Inc.	95,582
1,879	Seacoast Banking Corp.*	49,737
1,252	Select Bancorp, Inc.*	16,727
1,236	ServisFirst Bancshares, Inc.^	50,454
1,113	Shore Bancshares, Inc.	20,991
1,028	Sierra Bancorp	27,386
933	Signature Bank*	132,439
4,534	Simmons First National Corp., Class A	128,992
2,041	South State Corp.	174,097
2,003	Southern National Bancorp^	31,728
1,127	Southside Bancshares, Inc.	39,152
2,709	State Bank Financial Corp.	81,297
9,153	Sterling Bancorp	206,400
1,432	Stock Yards Bancorp, Inc.^	50,263
557	Summit Financial Group, Inc.	13,931
4,384	SunTrust Banks, Inc.	298,287
1,716	SVB Financial Group*	411,857
5,664	Synovus Financial Corp.	282,860
8,535	TCF Financial Corp.	194,683
1,633	Texas Capital Bancshares, Inc.*	146,807
1,121	Tompkins Financial Corp.	84,927
3,508	TowneBank	100,329
1,726	TriCo Bancshares	64,242
2,154	Tristate Capital Holdings, Inc.*	50,081
1,220	Triumph BanCorp, Inc.*	50,264
4,028	Trustmark Corp.	125,512
98	Two River Bancorp	1,769
22,702	U.S. Bancorp	1,146,450
1,755	UMB Financial Corp.	127,044
8,349	Umpqua Holdings Corp.	178,752
2,948	Union Bankshares Corp.	108,221
3,516	United Bankshares, Inc.^	123,939
3,077	United Community Banks, Inc.	97,387
1,190	United Security Bancshares	12,793

Shares		Fair Value
Common Stocks, continued
Banks, continued
42	Unity Bancorp, Inc.	$924
1,914	Univest Corp.	53,018
8,196	Valley National Bancorp^	102,122
1,496	Veritex Holdings, Inc.*	41,394
1,113	Washington Trust Bancorp	59,824
3,174	Webster Financial Corp.^	175,840
73,791	Wells Fargo & Co.	3,867,385
2,557	WesBanco, Inc.	108,161
1,062	West Bancorp	27,187
1,687	Westamerica Bancorp^	97,981
4,770	Western Alliance Bancorp*	277,185
2,102	Wintrust Financial Corp.	180,877
2,669	Zions Bancorp	140,736

		36,363,608

Beverages (1.6%):
466	Boston Beer Co., Inc. (The), Class A*	88,097
1,935	Brown-Forman Corp., Class A	103,194
6,693	Brown-Forman Corp., Class B^	364,099
545	Coca-Cola Bottling Co. Consolidated	94,105
74,453	Coca-Cola Co. (The)	3,233,494
2,550	Constellation Brands, Inc., Class C	581,196
787	Craft Brewers Alliance, Inc.*	14,638
5,609	Dr Pepper Snapple Group, Inc.	663,993
1,327	MGP Ingredients, Inc.	118,886
2,011	Molson Coors Brewing Co., Class B	151,489
5,703	Monster Beverage Corp.*	326,269
1,132	National Beverage Corp.	100,771
29,666	PepsiCo, Inc.	3,238,043
876	Primo Water Corp.*	10,258

		9,088,532

Biotechnology (2.4%):
40,789	AbbVie, Inc.	3,860,679
890	Acadia Pharmaceuticals, Inc.*^	19,998
1,921	Acorda Therapeutics, Inc.*^	45,432
1,278	Alexion Pharmaceuticals, Inc.*	142,446
1,012	Alkermes plc*^	58,656
838	Alnylam Pharmaceuticals, Inc.*	99,806
11,115	Amgen, Inc.	1,894,885
1,084	Aptevo Therapeutics, Inc.*	3,545
3,928	Biogen Idec, Inc.*	1,075,565
1,108	BioMarin Pharmaceutical, Inc.*	89,826
579	Biospecifics Technologies Corp.*	25,673
1,367	Bluebird Bio, Inc.*^	233,415
14,276	Celgene Corp.*	1,273,562
356	Clovis Oncology, Inc.*	18,797
718	Concert Pharmaceuticals, Inc.*	16,442
2,168	Emergent Biosolutions, Inc.*	114,145
1,013	Enanta Pharmaceuticals, Inc.*^	81,962
785	Exact Sciences Corp.*^	31,659
4,865	Exelixis, Inc.*	107,760
544	Fibrogen, Inc.*	25,133
30,383	Gilead Sciences, Inc.	2,290,574
966	Incyte Corp.*	80,497
83	Insys Therapeutics, Inc.*	501
945	Ionis Pharmaceuticals, Inc.*^	41,656
1,605	Karyopharm Therapeutics, Inc.*	21,539
526	Ligand Pharmaceuticals, Inc., Class B*	86,874
2,391	Mimedx Group, Inc.*^	16,665
1,607	Momenta Pharmaceuticals, Inc.*	29,167
3,689	Myriad Genetics, Inc.*	109,010
1,067	Neurocrine Biosciences, Inc.*	88,486
10,235	OPKO Health, Inc.*^	32,445
1,317	Otonomy, Inc.*	5,531

Continued

AZL DFA U.S. Core Equity Fund

Schedule of Portfolio Investments

March 31, 2018 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Biotechnology, continued
9,565	PDL BioPharma, Inc.*^	$28,121
1,098	Regeneron Pharmaceuticals, Inc.*	378,107
1,271	Repligen Corp.*^	45,985
1,105	Retrophin, Inc.*	24,708
1,210	Seattle Genetics, Inc.*	63,331
600	Tesaro, Inc.*^	34,284
2,797	United Therapeutics Corp.*	314,271
1,115	Vertex Pharmaceuticals, Inc.*	181,723
1,496	Xencor, Inc.*	44,850

		13,137,711

Building Products (0.7%):
3,264	A.O. Smith Corp.	207,558
3,058	AAON, Inc.^	119,262
2,557	Advanced Drainage Systems, Inc.^	66,226
2,889	Allegion plc	246,403
1,083	American Woodmark Corp.*	106,621
1,885	Apogee Enterprises, Inc.^	81,715
1,778	Armstrong Flooring, Inc.*	24,127
2,857	Armstrong World Industries, Inc.*	160,849
7,785	Builders FirstSource, Inc.*	154,454
2,571	Continental Building Products, Inc.*	73,402
889	Csw Industrials, Inc.*	40,049
4,434	Fortune Brands Home & Security, Inc.	261,118
1,576	Gibraltar Industries, Inc.*	53,348
2,893	Griffon Corp.^	52,797
1,209	Insteel Industries, Inc.^	33,405
6,099	Johnson Controls International plc	214,929
1,118	Lennox International, Inc.^	228,486
6,980	Masco Corp.	282,271
1,451	Masonite International Corp.*	89,019
3,362	NCI Building Systems, Inc.*	59,507
7,118	Owens Corning, Inc.	572,287
1,648	Patrick Industries, Inc.*^	101,929
3,615	PGT, Inc.*	67,420
3,674	Ply Gem Holdings, Inc.*	79,358
1,925	Quanex Building Products Corp.	33,495
2,822	Simpson Manufacturing Co., Inc.	162,519
1,844	Trex Co., Inc.*	200,572
3,399	Universal Forest Products, Inc.	110,298
7,225	USG Corp.*	292,035

		4,175,459

Capital Markets (2.8%):
1,453	Affiliated Managers Group, Inc.	275,460
2,626	Ameriprise Financial, Inc.	388,490
2,502	Artisan Partners Asset Management, Inc., Class A	83,317
16,863	Bank of New York Mellon Corp. (The)	868,950
18,671	BGC Partners, Inc., Class A	251,125
1,844	BlackRock, Inc., Class A	998,932
3,965	BrightSphere Investment Group plc	62,488
2,259	CBOE Holdings, Inc.	257,752
11,820	Charles Schwab Corp. (The)	617,240
2,686	CME Group, Inc.	434,434
2,934	Cohen & Steers, Inc.^	119,296
190	Diamond Hill Investment Group	39,246
1,417	Donnelley Financial Solutions, Inc.*	24,330
5,873	E*TRADE Financial Corp.*	325,423
2,814	Eaton Vance Corp.	156,655
1,120	FactSet Research Systems, Inc.^	223,350
6,954	Federated Investors, Inc., Class B^	232,264
2,662	Financial Engines, Inc.	93,170
5,134	Franklin Resources, Inc.	178,047

Shares		Fair Value
Common Stocks, continued
Capital Markets, continued
3,237	Gain Capital Holdings, Inc.^	$21,850
388	GAMCO Investors, Inc., Class A	9,634
4,352	Goldman Sachs Group, Inc. (The)	1,096,094
1,743	Greenhill & Co., Inc.	32,246
211	Hennessy Advisors, Inc.	4,072
1,166	Houlihan Lokey, Inc.	52,004
5,199	Interactive Brokers Group, Inc., Class A^	349,581
7,855	Intercontinental Exchange, Inc.	569,645
597	INTL FCStone, Inc.*	25,480
13,284	Invesco, Ltd.	425,221
2,572	Investment Technology Group, Inc.	50,771
4,134	Janus Henderson Group plc	136,794
10,552	Ladenburg Thalmann Financial Services, Inc.	34,505
3,497	Lazard, Ltd., Class A	183,802
2,912	Legg Mason, Inc.^	118,373
7,804	LPL Financial Holdings, Inc.	476,590
937	MarketAxess Holdings, Inc.	203,741
1,429	Moelis & Co., Class A	72,665
2,716	Moody’s Corp.	438,091
18,789	Morgan Stanley	1,013,854
2,489	Morningstar, Inc.	237,749
2,951	MSCI, Inc., Class A	441,086
5,365	NASDAQ OMX Group, Inc. (The)	462,570
2,967	Northern Trust Corp.	305,987
1,024	Oppenheimer Holdings, Class A	26,368
940	PJT Partners, Inc.	47,094
1,113	Pzena Investment Management, Inc.	12,388
4,478	Raymond James Financial, Inc.	400,378
5,555	S&P Global, Inc.	1,061,338
3,967	SEI Investments Co.	297,168
660	Silvercrest Asset Management Group, Inc., Class A	10,032
2,672	State Street Corp.	266,479
2,242	Stifel Financial Corp.	132,794
6,118	T. Rowe Price Group, Inc.	660,560
2,299	TD Ameritrade Holding Corp.	136,170
1,429	Virtu Financial, Inc.	47,157
438	Virtus Investment Partners, Inc.	54,224
5,362	Waddell & Reed Financial, Inc., Class A	108,366
425	Westwood Holdings, Inc.	24,008
7,874	WisdomTree Investments, Inc.	72,205

		15,749,103

Chemicals (2.6%):
2,215	A. Schulman, Inc.	95,245
1,306	Advansix, Inc.*	45,423
2,247	Air Products & Chemicals, Inc.	357,340
905	Albemarle Corp.^	83,930
1,157	American Vanguard Corp.	23,371
2,194	Ashland Global Holdings, Inc.	153,119
3,752	Axalta Coating Systems, Ltd.*	113,273
1,138	Balchem Corp.	93,032
3,293	Cabot Corp.	183,486
3,943	Celanese Corp., Series A	395,128
4,613	CF Industries Holdings, Inc.	174,048
691	Chase Corp.	80,467
4,033	Chemours Co. (The)	196,447
578	Core Molding Technologies, Inc.	10,306
26,138	DowDuPont, Inc.	1,665,253
8,309	Eastman Chemical Co.	877,264
4,188	Ecolab, Inc.	574,049
5,990	Ferro Corp.*	139,088
2,595	FMC Corp.	198,699
3,222	Futurefuel Corp.	38,632

Continued

AZL DFA U.S. Core Equity Fund

Schedule of Portfolio Investments

March 31, 2018 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Chemicals, continued
1,756	GCP Applied Technologies, Inc.*	$51,012
3,095	H.B. Fuller Co.	153,914
702	Hawkins, Inc.	24,675
9,602	Huntsman Corp.	280,859
2,062	Ingevity Corp.*	151,949
1,620	Innophos Holdings, Inc.	65,140
1,433	Innospec, Inc.	98,304
1,701	International Flavor & Fragrances, Inc.	232,884
14,982	Intrepid Potash, Inc.*	54,534
743	KMG Chemicals, Inc.	44,543
783	Koppers Holdings, Inc.*	32,181
2,348	Kraton Performance Polymers, Inc.*	112,023
4,741	Kronos Worldwide, Inc.	107,147
1,233	LSB Industries, Inc.*	7,558
8,643	Lyondellbasell Industries NV	913,392
2,216	Minerals Technologies, Inc.	148,361
10,517	Monsanto Co.	1,227,230
5,492	Mosaic Co. (The)	133,346
703	NewMarket Corp.^	282,381
8,796	Olin Corp.	267,310
2,346	Omnova Solutions, Inc.*	24,633
14,316	Platform Speciality Products Corp.*	137,863
6,475	PolyOne Corp.	275,317
5,194	PPG Industries, Inc.	579,650
7,814	Praxair, Inc.	1,127,560
606	Quaker Chemical Corp.^	89,767
1,835	Rayonier Advanced Materials, Inc.^	39,397
3,781	RPM International, Inc.	180,240
2,600	Scotts Miracle-Gro Co. (The)	222,950
1,354	Sensient Technologies Corp.^	95,565
1,907	Sherwin Williams Co.	747,773
1,689	Stepan Co.	140,491
1,627	Trecora Resources*	22,127
1,070	Tredegar Corp.	19,207
3,102	Trinseo SA	229,703
4,906	Tronox, Ltd., Class A	90,467
6,023	Valvoline, Inc.^	133,289
3,026	W.R. Grace & Co.	185,282
1,636	Westlake Chemical Corp.^	181,841

		14,409,465

Commercial Services & Supplies (1.0%):
3,793	ABM Industries, Inc.^	126,990
9,093	ACCO Brands Corp.	114,117
4,271	ARC Document Solutions, Inc.*	9,396
2,684	Brady Corp., Class A	99,711
3,041	Brink’s Co. (The)	216,975
1,886	Casella Waste Systems, Inc.*	44,095
2,003	CECO Environmental Corp.	8,913
2,816	Cintas Corp.	480,354
3,774	Clean Harbors, Inc.*	184,209
6,839	Copart, Inc.*	348,310
7,746	Covanta Holding Corp.^	112,317
3,160	Deluxe Corp.^	233,872
1,613	Ennis, Inc.^	31,776
2,517	Essendant, Inc.	19,633
2,148	Healthcare Services Group, Inc.	93,395
1,042	Heritage-Crystal Clean, Inc.*	24,539
4,520	Herman Miller, Inc.	144,414
2,671	HNI Corp.^	96,396
3,095	InnerWorkings, Inc.*	28,010
4,002	Interface, Inc.	100,850
5,972	KAR Auction Services, Inc.	323,682
2,829	Kimball International, Inc., Class B	48,206
3,654	Knoll, Inc.	73,774

Shares		Fair Value
Common Stocks, continued
Commercial Services & Supplies, continued
1,417	LSC Communications, Inc.	$24,727
1,875	Matthews International Corp., Class A	94,875
2,011	McGrath Rentcorp	107,971
2,641	Mobile Mini, Inc.	114,884
1,035	MSA Safety, Inc.	86,153
1,003	Multi-Color Corp.^	66,248
1,552	NL Industries, Inc.*	12,183
8,238	Pitney Bowes, Inc.	89,712
2,606	Quad Graphics, Inc.	66,062
5,673	Republic Services, Inc., Class A	375,723
4,405	Rollins, Inc.^	224,787
2,114	RR Donnelley & Sons Co.	18,455
1,467	SP Plus Corp.*	52,225
5,403	Steelcase, Inc., Class A^	73,481
1,563	Stericycle, Inc.*	91,482
1,534	Team, Inc.*	21,093
3,363	Tetra Tech, Inc.	164,619
542	UniFirst Corp.	87,614
1,309	US Ecology, Inc.	69,770
1,003	Viad Corp.	52,607
824	Vse Corp.	42,617
9,861	Waste Management, Inc.	829,508

		5,730,730

Communications Equipment (1.2%):
2,109	ADTRAN, Inc.	32,795
752	Applied Optoelectronics, Inc.*^	18,845
976	Arista Networks, Inc.*	249,173
8,194	ARRIS International plc*	217,715
550	Bel Fuse, Inc., Class B	10,395
1,000	Black Box Corp.	2,000
2,202	Calix, Inc.*^	15,084
4,939	Ciena Corp.*	127,920
69,484	Cisco Systems, Inc.	2,980,168
6,102	CommScope Holding Co., Inc.*^	243,897
316	Communications Systems, Inc.	1,160
1,822	Comtech Telecommunications Corp.	54,460
1,262	Digi International, Inc.*	12,999
1,548	EchoStar Corp., Class A*	81,688
1,189	EMCORE Corp.*	6,777
2,598	Extreme Networks, Inc.*	28,760
1,778	F5 Networks, Inc.*	257,117
5,961	Finisar Corp.*^	94,243
7,060	Harmonic, Inc.*^	26,828
3,291	Harris Corp.	530,772
7,816	Infinera Corp.*	84,882
2,791	InterDigital, Inc.	205,418
12,452	Juniper Networks, Inc.	302,957
909	KVH Industries, Inc.*	9,408
1,310	Lumentum Holdings, Inc.*^	83,578
3,350	Motorola Solutions, Inc.	352,755
1,304	NETGEAR, Inc.*	74,589
4,932	NetScout Systems, Inc.*	129,958
3,507	Oclaro, Inc.*	33,527
360	Palo Alto Networks, Inc.*	65,347
1,949	Plantronics, Inc.	117,661
1,714	Ribbon Communications, Inc.*	8,741
2,348	Ubiquiti Networks, Inc.*^	161,542
2,004	ViaSat, Inc.*^	131,703
8,628	Viavi Solutions, Inc.*	83,864

		6,838,726

Construction & Engineering (0.4%):
5,468	Aecom Technology Corp.*	194,825
800	Aegion Corp.*	18,328
2,172	Ameresco, Inc., Class A*	28,236

Continued

AZL DFA U.S. Core Equity Fund

Schedule of Portfolio Investments

March 31, 2018 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Construction & Engineering, continued
1,245	Argan, Inc.	$53,473
4,618	Chicago Bridge & Iron Co. NV^	66,499
1,626	Comfort Systems USA, Inc.	67,073
2,560	Dycom Industries, Inc.*	275,533
4,284	EMCOR Group, Inc.	333,851
2,610	Fluor Corp.	149,344
1,914	Granite Construction, Inc.	106,916
1,221	IES Holdings, Inc.*	18,498
2,447	Jacobs Engineering Group, Inc.	144,740
8,226	KBR, Inc.	133,179
3,504	MasTec, Inc.*	164,863
1,578	MYR Group, Inc.*	48,634
574	NV5 Holdings, Inc.*	32,001
2,101	Orion Marine Group, Inc.*	13,846
4,194	Primoris Services Corp.	104,766
6,487	Quanta Services, Inc.*	222,828
2,791	Tutor Perini Corp.*	61,542
928	Valmont Industries, Inc.	135,766

		2,374,741

Construction Materials (0.2%):
2,807	Eagle Materials, Inc., Class A	289,261
1,291	Martin Marietta Materials, Inc.	267,624
2,827	Summit Materials, Inc., Class A*	85,602
1,308	U.S. Concrete, Inc.*	79,003
353	U.S. Lime & Minerals, Inc.	25,833
2,476	Vulcan Materials Co.	282,685

		1,030,008

Consumer Finance (1.1%):
20,883	Ally Financial, Inc.	566,973
14,646	American Express Co.	1,366,178
144	Asta Funding, Inc.	533
6,037	Capital One Financial Corp.	578,465
1,912	Consumer Portfolio Services, Inc.*	7,208
1,040	Credit Acceptance Corp.*^	343,626
10,034	Discover Financial Services	721,745
868	Encore Capital Group, Inc.*^	39,234
1,910	Enova International, Inc.*	42,116
3,948	EZCORP, Inc., Class A*^	52,114
1,945	Firstcash, Inc.	158,031
2,785	Green Dot Corp., Class A*	178,686
17,319	LendingClub Corp.*	60,617
14,392	Navient Corp.	188,823
2,328	Nelnet, Inc., Class A	122,010
750	Nicholas Financial, Inc.*	6,803
5,999	Onemain Holdings, Inc.*	179,610
1,661	PRA Group, Inc.*^	63,118
960	Regional Mgmt Corp.*	30,566
19,000	Santander Consumer USA Holdings, Inc.	309,700
26,909	SLM Corp.*	301,650
18,156	Synchrony Financial	608,771
505	World Acceptance Corp.*	53,177

		5,979,754

Containers & Packaging (0.8%):
2,903	AptarGroup, Inc.	260,776
3,108	Avery Dennison Corp.	330,225
8,374	Ball Corp.	332,532
6,013	Bemis Co., Inc.	261,686
4,116	Berry Global Group, Inc.*	225,598
4,226	Crown Holdings, Inc.*	214,470
25,959	Graphic Packaging Holding Co.	398,470
1,930	Greif, Inc., Class A	100,843
1,110	Greif, Inc., Class B	64,658
8,089	International Paper Co.	432,194

Shares		Fair Value
Common Stocks, continued
Containers & Packaging, continued
2,608	Myers Industries, Inc.	$55,159
9,463	Owens-Illinois, Inc.*	204,969
3,330	Packaging Corp. of America	375,291
5,656	Sealed Air Corp.	242,020
9,148	Silgan Holdings, Inc.^	254,772
5,379	Sonoco Products Co.	260,882
538	UFP Technologies, Inc.*	15,871
4,190	WestRock Co.	268,872

		4,299,288

Distributors (0.2%):
3,074	Core Markt Holdngs Co., Inc.	65,353
5,041	Genuine Parts Co.	452,883
13,291	LKQ Corp.*	504,394
2,023	Pool Corp.	295,803
811	Weyco Group, Inc.^	27,250

		1,345,683

Diversified Consumer Services (0.4%):
2,913	Adtalem Global Education, Inc.*^	138,513
1,304	American Public Education, Inc.*	56,072
273	Ascent Capital Group, Inc.*	1,005
3,117	Bright Horizons Family Solutions, Inc.*	310,828
3,401	Cambium Learning Group, Inc.*	38,091
918	Capella Education Co.	80,187
5,222	Career Education Corp.*	68,617
1,464	Carriage Services, Inc.	40,494
506	Collectors Universe, Inc.	7,949
185	Graham Holdings Co., Class B	111,416
2,721	Grand Canyon Education, Inc.*	285,488
8,744	H&R Block, Inc.^	222,185
5,384	Houghton Mifflin Harcourt Co.*	37,419
2,988	K12, Inc.*	42,370
482	Liberty Tax, Inc.	4,868
1,309	Regis Corp.*	19,805
6,510	Service Corp. International	245,687
4,541	ServiceMaster Global Holdings, Inc.*	230,910
2,193	Sotheby’s*^	112,523
622	Strayer Education, Inc.^	62,853
1,696	Universal Technical Institute, Inc.*	4,986
1,419	Weight Watchers International, Inc.*	90,419

		2,212,685

Diversified Financial Services (0.7%):
18,326	Berkshire Hathaway, Inc., Class B*	3,655,671
3,604	Cannae Holdings, Inc.*	67,971
6,246	Leucadia National Corp.	141,972
827	Marlin Business Services, Inc.	23,445
2,411	NewStar Financial, Inc.(a)(b)	1,187
1,763	PICO Holdings, Inc.	20,186
1,767	Tiptree Financial, Inc., Class A^	11,220
2,777	Voya Financial, Inc.	140,239

		4,061,891

Diversified Telecommunication Services (2.0%):
152,086	AT&T, Inc.	5,421,865
1,019	ATN International, Inc.	60,753
34,597	CenturyLink, Inc.	568,429
2,524	Cincinnati Bell, Inc.*	34,957
2,223	Cogent Communications Group, Inc.	96,478
4,558	Consolidated Communications Holdings, Inc.	49,956
1,573	Frontier Communications Corp.^	11,672
815	Hawaiian Telcom Holdco, Inc.*	21,744
1,994	IDT Corp.	12,502
5,557	Iridium Communications, Inc.*	62,516
4,045	Orbcomm, Inc.*^	37,902
92,919	Verizon Communications, Inc.	4,443,387

Continued

AZL DFA U.S. Core Equity Fund

Schedule of Portfolio Investments

March 31, 2018 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Diversified Telecommunication Services, continued
9,821	Vonage Holdings Corp.*	$104,594
13,718	Windstream Holdings, Inc.	19,342
4,273	Zayo Group Holdings, Inc.*	145,966

		11,092,063

Electric Utilities (1.4%):
1,864	ALLETE, Inc.	134,674
4,490	Alliant Energy Corp.	183,461
6,289	American Electric Power Co., Inc.	431,363
1,163	Avangrid, Inc.^	59,453
8,111	Duke Energy Corp.	628,359
5,622	Edison International	357,897
1,593	El Paso Electric Co.	81,243
2,217	Entergy Corp.	174,655
4,208	Eversource Energy	247,935
15,212	Exelon Corp.	593,420
9,633	FirstEnergy Corp.^	327,618
1,272	Genie Energy, Ltd., Class B	6,347
4,724	Great Plains Energy, Inc.	150,176
4,681	Hawaiian Electric Industries, Inc.^	160,933
2,156	IDACORP, Inc.	190,310
1,626	MGE Energy, Inc.	91,219
7,344	NextEra Energy, Inc.	1,199,495
4,016	OGE Energy Corp.	131,604
2,284	Otter Tail Power Co.	99,011
7,605	PG&E Corp.	334,088
2,368	Pinnacle West Capital Corp.	188,966
3,355	PNM Resources, Inc.	128,329
3,421	Portland General Electric Co.	138,585
11,330	PPL Corp.	320,526
10,893	Southern Co. (The)	486,481
5,818	Westar Energy, Inc.	305,969
7,949	Xcel Energy, Inc.	361,521

		7,513,638

Electrical Equipment (0.7%):
908	Acuity Brands, Inc.^	126,385
926	Allied Motion Technologies, Inc.	36,809
4,962	AMETEK, Inc.	376,963
1,031	Atkore International Group, Inc.*	20,465
1,175	AZZ, Inc.^	51,348
1,657	Babcock & Wilcox Enterprises, Inc.*	7,241
6,086	Eaton Corp. plc	486,332
10,332	Emerson Electric Co.	705,675
1,159	Encore Wire Corp.	65,715
2,195	EnerSys	152,267
4,065	Generac Holdings, Inc.*	186,624
3,673	General Cable Corp.^	108,721
1,311	Global Power Equipment Group, Inc.*^	3,658
2,129	Hubbell, Inc.	259,270
1,831	LSI Industries, Inc.	14,849
606	Powell Industries, Inc.	16,265
415	Power Solutions International, Inc.*^	3,071
400	Preformed Line Products Co.	26,036
2,269	Regal-Beloit Corp.	166,431
2,440	Rockwell Automation, Inc.	425,048
6,152	Sensata Technologies Holding plc*^	318,857
1,298	Thermon Group Holdings, Inc.*	29,088

		3,587,118

Electronic Equipment, Instruments & Components (1.5%):
5,875	Amphenol Corp., Class A	506,013
1,693	Anixter International, Inc.*	128,245
2,934	Arrow Electronics, Inc.*	225,977

Shares		Fair Value
Common Stocks, continued
Electronic Equipment, Instruments & Components, continued
3,685	Avnet, Inc.	$153,886
4,886	AVX Corp.	80,863
1,734	Badger Meter, Inc.^	81,758
2,425	Belden, Inc.	167,180
3,078	Benchmark Electronics, Inc.	91,878
4,776	CDW Corp.	335,801
4,824	Cognex Corp.	250,800
687	Coherent, Inc.*^	128,744
1,010	Control4 Corp.*^	21,695
13,159	Corning, Inc.	366,873
1,576	CTS Corp.	42,867
1,747	CUI Global, Inc.*^	4,542
2,838	Daktronics, Inc.^	25,003
1,977	Dolby Laboratories, Inc., Class A	125,658
2,339	Electro Scientific Industries, Inc.*^	45,213
876	ePlus, Inc.*	68,065
2,177	Fabrinet*^	68,314
1,007	FARO Technologies, Inc.*	58,809
25,202	Flextronics International, Ltd.*	411,549
7,918	FLIR Systems, Inc.	395,979
640	Frequency Electronics, Inc.*	5,600
3,548	II-VI, Inc.*^	145,113
1,676	Insight Enterprises, Inc.*	58,543
2,100	IPG Photonics Corp.*	490,098
1,595	Itron, Inc.*	114,122
14,490	Jabil, Inc.	416,298
3,410	KEMET Corp.*	61,823
3,261	Keysight Technologies, Inc.*	170,844
1,603	Kimball Electronics, Inc.*	25,888
5,037	Knowles Corp.*^	63,416
898	Littlelfuse, Inc.	186,946
214	Mesa Labs, Inc.	31,766
2,290	Methode Electronics, Inc., Class A	89,539
915	MTS Systems Corp.^	47,260
3,695	National Instruments Corp.	186,856
1,955	Novanta, Inc.*	101,953
894	OSI Systems, Inc.*	58,351
953	Park Electrochemical Corp.^	16,049
1,445	PC Connection, Inc.	36,125
1,087	PCM, Inc.*^	9,022
772	Perceptron, Inc.*	6,601
1,691	Plexus Corp.*	101,003
1,193	Rogers Corp.*	142,611
4,140	Sanmina Corp.*	108,261
1,757	ScanSource, Inc.*	62,461
2,949	SYNNEX Corp.	349,162
6,195	TE Connectivity, Ltd.	618,881
1,453	Tech Data Corp.*	123,694
2,596	Trimble Navigation, Ltd.*	93,144
6,321	TTM Technologies, Inc.*^	96,648
782	Universal Display Corp.	78,982
5,185	VeriFone Systems, Inc.*	79,745
7,620	Vishay Intertechnology, Inc.	141,732
3,268	Zebra Technologies Corp., Class A*	454,873

		8,559,122

Energy Equipment & Services (0.6%):
4,151	Archrock, Inc.^	36,321
3,651	Baker Hughes	101,388
1,913	Core Laboratories NV	207,025
5,986	Diamond Offshore Drilling, Inc.*^	87,755
2,169	Dril-Quip, Inc.*^	97,171
18,665	Ensco plc, Class A, ADR	81,939
1,558	Era Group, Inc.*	14,567
2,010	Exterran Corp.*	53,667
6,125	Forum Energy Technologies, Inc.*^	67,375

Continued

AZL DFA U.S. Core Equity Fund

Schedule of Portfolio Investments

March 31, 2018 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Energy Equipment & Services, continued
4,200	Frank’s International NV	$22,806
760	Geospace Technologies Corp.*^	7,501
1,086	Gulf Island Fabrication, Inc.^	7,711
4,010	Halliburton Co.	188,229
7,826	Helix Energy Solutions Group, Inc.*	45,313
2,127	Helmerich & Payne, Inc.^	141,573
1,750	Matrix Service Co.*	23,975
13,741	McDermott International, Inc.*	83,683
17,995	Nabors Industries, Ltd.	125,785
5,324	National-Oilwell Varco, Inc.^	195,975
935	Natural Gas Services Group*	22,300
4,799	Newpark Resources, Inc.*^	38,872
12,057	Noble Corp. plc*	44,731
4,818	Oceaneering International, Inc.	89,326
3,066	Oil States International, Inc.*^	80,329
9,357	Parker Drilling Co.*	5,942
6,531	Patterson-UTI Energy, Inc.	114,358
974	PHI, Inc.*	9,974
3,744	Pioneer Energy Services Corp.*	10,109
5,837	Rowan Cos. plc, Class A*	67,359
4,475	RPC, Inc.^	80,684
10,807	Schlumberger, Ltd.	700,077
491	SEACOR Holdings, Inc.	25,090
493	SEACOR Marine Holdings, Inc.*^	9,377
6,258	Superior Energy Services, Inc.*	52,755
6,132	Technipfmc plc	180,588
4,086	TETRA Technologies, Inc.*	15,323
14,584	Transocean, Ltd.*^	144,382
4,546	U.S. Silica Holdings, Inc.^	116,014
2,800	Unit Corp.*^	55,328
31,453	Weatherford International plc*^	72,027

		3,524,704

Equity Real Estate Investment Trusts (0.0%):
675	Potlatch Corp.	35,134

Food & Staples Retailing (1.6%):
2,460	Casey’s General Stores, Inc.^	270,034
1,143	Chefs’ Warehouse, Inc.*^	26,289
8,454	Costco Wholesale Corp.	1,592,987
22,272	CVS Health Corp.	1,385,541
1,267	Ingles Markets, Inc., Class A^	42,888
21,624	Kroger Co. (The)	517,679
1,720	Natural Grocers by Vitamin Cottage, Inc.*	12,315
1,409	Performance Food Group Co.*	42,059
1,261	PriceSmart, Inc.	105,357
37,281	Rite Aid Corp.*	62,632
71	Smart & Final Stores, Inc.*	394
1,100	SpartanNash Co.	18,931
5,794	Sprouts Farmers Market, Inc.*^	135,985
2,287	SUPERVALU, Inc.*	34,831
10,507	Sysco Corp.	630,000
1,610	The Andersons, Inc.	53,291
3,347	United Natural Foods, Inc.*^	143,720
3,790	US Foods Holding Corp.*	124,198
738	Village Super Market, Inc., Class A^	19,461
11,756	Walgreens Boots Alliance, Inc.	769,665
32,066	Wal-Mart Stores, Inc.	2,852,912
2,107	Weis Markets, Inc.^	86,345

		8,927,514

Food Products (1.3%):
5,425	Archer-Daniels-Midland Co.	235,282
3,898	B&G Foods, Inc.^	92,383
10,796	Blue Buffalo Pet Products, Inc.*	429,789
2,204	Bunge, Ltd.	162,964

Shares		Fair Value
Common Stocks, continued
Food Products, continued
808	Calavo Growers, Inc.	$74,498
1,799	Cal-Maine Foods, Inc.*	78,616
5,711	Campbell Soup Co.^	247,343
5,964	ConAgra Foods, Inc.	219,952
4,717	Darling International, Inc.*	81,604
5,447	Dean Foods Co.	46,953
1,004	Farmer Brothers Co.*	30,321
7,961	Flowers Foods, Inc.	174,027
2,396	Fresh Del Monte Produce, Inc.^	108,395
13,416	General Mills, Inc.^	604,525
3,802	Hain Celestial Group, Inc.*	121,930
3,160	Hershey Co. (The)	312,714
5,718	Hormel Foods Corp.^	196,242
3,555	Hostess Brands, Inc.*	52,578
3,197	Ingredion, Inc.	412,157
576	J & J Snack Foods Corp.	78,659
3,414	JM Smucker Co. (The)^	423,370
300	John B Sanfilippo And Son, Inc.^	17,361
5,585	Kellogg Co.^	363,081
5,414	Kraft Heinz Co. (The)	337,238
3,086	Lamb Weston Holding, Inc.	179,667
1,462	Lancaster Colony Corp.^	180,031
1,028	Landec Corp.*^	13,415
3,335	McCormick & Co.^	354,811
389	McCormick & Co., Inc.^	41,230
11,410	Mondelez International, Inc., Class A	476,139
4,222	Pilgrim’s Pride Corp.*	103,903
2,125	Pinnacle Foods, Inc.	114,963
3,793	Post Holdings, Inc.*^	287,358
1,626	Sanderson Farms, Inc.^	193,527
29	Seaboard Corp.^	123,685
677	Seneca Foods Corp., Class A*	18,753
1,789	Tootsie Roll Industries, Inc.^	52,689
2,148	TreeHouse Foods, Inc.*^	82,204
6,728	Tyson Foods, Inc., Class A	492,422

		7,616,779

Gas Utilities (0.3%):
1,751	Atmos Energy Corp.	147,504
900	Chesapeake Utilities Corp.	63,315
3,236	National Fuel Gas Co.^	166,492
2,643	New Jersey Resources Corp.	105,984
1,671	Northwest Natural Gas Co.	96,333
2,227	ONE Gas, Inc.	147,027
232	RGC Resources, Inc.	5,893
2,958	South Jersey Industries, Inc.	83,297
2,550	Southwest Gas Corp.	172,457
2,233	Spire, Inc.	161,446
3,695	UGI Corp.	164,132
2,516	WGL Holdings, Inc.^	210,463

		1,524,343

Health Care Equipment & Supplies (1.9%):
1,143	Abaxis, Inc.	80,719
8,668	Abbott Laboratories	519,387
886	ABIOMED, Inc.*	257,817
2,269	Accuray, Inc.*^	11,345
2,170	Align Technology, Inc.*	544,952
703	Analogic Corp.	67,418
2,726	AngioDynamics, Inc.*	47,024
1,103	Anika Therapeutics, Inc.*	54,841
115	Atrion Corp.	72,600
4,834	Baxter International, Inc.	314,403
2,202	Becton, Dickinson & Co.	477,173
7,099	Boston Scientific Corp.*	193,945
2,008	Cantel Medical Corp.	223,711
1,289	CONMED Corp.	81,632

Continued

AZL DFA U.S. Core Equity Fund

Schedule of Portfolio Investments

March 31, 2018 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Health Care Equipment & Supplies, continued
1,052	Cooper Cos., Inc. (The)	$240,708
1,619	CryoLife, Inc.*	32,461
4,911	Danaher Corp.	480,836
2,748	DENTSPLY SIRONA, Inc.	138,252
693	Dexcom, Inc.*	51,393
2,985	Edwards Lifesciences Corp.*	416,467
1,966	Globus Medical, Inc., Class A*	97,946
2,246	Haemonetics Corp.*	164,317
2,733	Halyard Health, Inc.*	125,937
2,939	Hill-Rom Holdings, Inc.	255,693
9,284	Hologic, Inc.*^	346,850
508	ICU Medical, Inc.*	128,219
1,958	IDEXX Laboratories, Inc.*	374,742
433	Inogen, Inc.*	53,190
1,757	Integer Holdings Corp.*	99,358
2,832	Integra LifeSciences Holdings Corp.*	156,723
1,248	Intuitive Surgical, Inc.*	515,212
2,327	Invacare Corp.	40,490
1,705	Lantheus Holdings, Inc.*	27,110
809	LeMaitre Vascular, Inc.	29,310
1,168	LivaNova plc*	103,368
2,823	Masimo Corp.*	248,283
10,918	Medtronic plc	875,841
3,164	Meridian Bioscience, Inc.^	44,929
1,466	Merit Medical Systems, Inc.*	66,483
952	Natus Medical, Inc.*^	32,035
804	Neogen Corp.*	53,860
2,744	NuVasive, Inc.*	143,264
481	Nuvectra Corp.*	6,263
2,383	OraSure Technologies, Inc.*	40,249
1,074	Orthofix International NV*	63,130
700	Quidel Corp.*	36,267
3,126	ResMed, Inc.	307,817
3,310	RTI Surgical, Inc.*	15,226
624	SeaSpine Holdings Corp.*	6,327
1,207	STERIS plc	112,686
4,858	Stryker Corp.	781,748
950	Teleflex, Inc.	242,231
227	Utah Medical Products, Inc.	22,439
2,284	Varex Imaging Corp.*^	81,722
2,117	Varian Medical Systems, Inc.*^	259,650
1,157	West Pharmaceutical Services, Inc.	102,152
1,714	Zimmer Holdings, Inc.	186,895

		10,555,046

Health Care Providers & Services (2.8%):
4,796	Acadia Healthcare Co., Inc.*^	187,907
1,958	Aceto Corp.^	14,881
634	Addus HomeCare Corp.*	30,844
3,648	Aetna, Inc.	616,512
766	Almost Family, Inc.	42,896
801	Amedisys, Inc.*	48,332
1,839	AmerisourceBergen Corp.	158,540
3,501	AMN Healthcare Services, Inc.*^	198,682
3,595	Anthem, Inc.	789,822
9,264	Brookdale Senior Living, Inc.*	62,161
7,103	Cardinal Health, Inc.	445,216
5,247	Centene Corp.*	560,747
785	Chemed Corp.	214,195
4,091	Cigna Corp.	686,224
1,442	Civitas Solutions, Inc.*	22,207
7,171	Community Health Systems, Inc.*^	28,397
1,253	CorVel Corp.*	63,339
1,177	Cross Country Healthcare, Inc.*	13,076
9,186	DaVita, Inc.*	605,725
2,090	Diplomat Pharmacy, Inc.*^	42,114

Shares		Fair Value
Common Stocks, continued
Health Care Providers & Services, continued
6,210	Encompass Health Corp.	$355,026
3,058	Ensign Group, Inc. (The)	80,425
3,015	Envision Healthcare Corp.*	115,866
15,898	Express Scripts Holding Co.*	1,098,234
784	Five Star Quality Care, Inc.*	1,019
2,639	Hanger Orthopedic Group, Inc.*^	42,224
4,541	HCA Holdings, Inc.	440,477
1,272	HealthEquity, Inc.*^	77,007
3,972	Henry Schein, Inc.*	266,958
2,247	Humana, Inc.	604,061
2,629	InfuSystems Holdings, Inc.*	7,624
4,876	Kindred Healthcare, Inc.	44,615
4,425	Laboratory Corp. of America Holdings*	715,744
1,326	LHC Group, Inc.*	81,629
3,038	LifePoint Hospitals, Inc.*	142,786
2,025	Magellan Health Services, Inc.*	216,878
4,913	McKesson Corp.	692,094
3,346	MEDNAX, Inc.*	186,138
1,848	Molina Healthcare, Inc.*^	150,021
1,075	National Healthcare Corp.	64,102
1,219	National Research Corp.^	35,656
4,172	Owens & Minor, Inc.	64,875
4,695	Patterson Cos., Inc.^	104,370
2,269	Premier, Inc., Class A*^	71,042
835	Providence Service Corp.*	57,732
6,979	Quest Diagnostics, Inc.	699,994
2,317	Quorum Health Corp.*^	18,953
2,518	RadNet, Inc.*	36,259
9,791	Select Medical Holdings Corp.*	168,895
2,133	Surgery Partners, Inc.*	36,581
3,992	Tenet Healthcare Corp.*	96,806
2,040	Tivity Health, Inc.*	80,886
1,240	Triple-S Management Corp., Class B*	32,414
937	U.S. Physical Therapy, Inc.	76,178
14,742	UnitedHealth Group, Inc.	3,154,788
4,518	Universal Health Services, Inc., Class B	534,976
1,069	WellCare Health Plans, Inc.*	206,990

		15,692,140

Health Care Technology (0.2%):
8,432	Allscripts Healthcare Solutions, Inc.*	104,135
1,052	athenahealth, Inc.*	150,468
4,643	Cerner Corp.*	269,293
339	Computer Programs & Systems, Inc.	9,899
2,062	Evolent Health, Inc., Class A*^	29,384
1,357	HealthStream, Inc.	33,694
4,954	HMS Holdings Corp.*	83,425
644	Medidata Solutions, Inc.*	40,450
1,095	Omnicell, Inc.*^	47,523
2,464	Quality Systems, Inc.*	33,634
1,047	Simulations Plus, Inc.^	15,443
1,142	Veeva Systems, Inc., Class A*	83,389

		900,737

Hotels, Restaurants & Leisure (2.4%):
10,056	Aramark Holdings Corp.	397,815
2,451	Bbx Capital Corp.	22,574
4,464	Belmond, Ltd., Class A*	49,774
67	Biglari Holdings, Inc.*	27,363
1,927	BJ’s Restaurants, Inc.^	86,522
3,939	Bloomin’ Brands, Inc.	95,639
541	Bojangles’, Inc.*	7,493
1,441	Bravo Brio Restaurant Group, Inc.*	5,764
2,887	Brinker International, Inc.^	104,221

Continued

AZL DFA U.S. Core Equity Fund

Schedule of Portfolio Investments

March 31, 2018 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Hotels, Restaurants & Leisure, continued
4,600	Caesars Entertainment Corp.*	$51,750
4,851	Carnival Corp., Class A	318,129
2,943	Carrols Restaurant Group, Inc.*	32,962
1,723	Century Casinos, Inc.*	12,854
2,997	Cheesecake Factory, Inc. (The)	144,515
140	Chipotle Mexican Grill, Inc.*^	45,235
3,153	Choice Hotels International, Inc.	252,713
1,178	Chuy’s Holdings, Inc.*^	30,864
1,626	Cracker Barrel Old Country Store, Inc.^	258,859
3,527	Darden Restaurants, Inc.	300,677
2,412	Dave & Buster’s Entertainment, Inc.*^	100,677
1,574	Del Frisco’s Restaurant Group, Inc.*	24,004
2,144	del Taco Restaurants, Inc.*	22,212
4,856	Denny’s Corp.*	74,928
1,558	DineEquity, Inc.	102,174
864	Domino’s Pizza, Inc.	201,796
4,546	Dunkin’ Brands Group, Inc.^	271,351
1,277	Fiesta Restaurant Group, Inc.*	23,625
624	Habit Restaurants, Inc. (The), Class A*	5,491
2,724	Hilton Grand Vacations*	117,186
3,243	Hilton Worldwide Holdings, Inc.	255,419
1,051	Hyatt Hotels Corp., Class A	80,149
5,503	Ilg, Inc.	171,198
6,233	International Game Technology plc	166,608
1,792	Jack in the Box, Inc.	152,911
671	Jamba, Inc.*	5,750
5,657	La Quinta Holdings, Inc.*	106,974
8,964	Las Vegas Sands Corp.	644,512
2,136	Luby’s, Inc.*	5,938
977	Marcus Corp.	29,652
3,634	Marriott International, Inc., Class A	494,151
1,376	Marriott Vacations Worldwide Corp.	183,283
12,088	McDonald’s Corp.	1,890,320
24,340	MGM Resorts International	852,387
341	Nathans Famous, Inc.	25,200
5,162	Norwegian Cruise Line Holdings, Ltd.*	273,431
1,596	Papa John’s International, Inc.	91,451
1,378	Pinnacle Entertainment, Inc.*	41,547
4,017	Planet Fitness, Inc.*	151,722
1,907	Playa Hotels & Resorts NV*	19,490
763	Potbelly Corp.*	9,194
886	RCI Hospitality Holdings, Inc.	25,154
1,501	Red Lion Hotels Corp.*	14,635
878	Red Robin Gourmet Burgers*	50,924
2,194	Royal Caribbean Cruises, Ltd.	258,322
2,527	Ruth’s Hospitality Group, Inc.	61,785
3,394	Scientific Games Corp., Class A*	141,190
4,011	Six Flags Entertainment Corp.^	249,725
1,933	Sonic Corp.	48,770
2,826	Speedway Motorsports, Inc.	50,359
29,551	Starbucks Corp.	1,710,707
3,432	Texas Roadhouse, Inc.	198,301
1,604	Town Sports International Holdings, Inc.*	12,190
866	Vail Resorts, Inc.^	191,992
16,156	Wendy’s Co. (The)	283,538
1,298	Wingstop, Inc.	61,305
3,177	Wyndham Worldwide Corp.	363,544
2,056	Wynn Resorts, Ltd.	374,932
5,169	Yum! Brands, Inc.	440,037

		13,377,864

Shares		Fair Value
Common Stocks, continued
Household Durables (0.9%):
875	Av Homes, Inc.*	$16,231
1,886	Beazer Homes USA, Inc.*	30,082
504	Cavco Industries, Inc.*	87,570
1,150	Century Communities, Inc.*	34,443
12,050	D.R. Horton, Inc.	528,271
1,137	Dixie Group, Inc. (The)*	3,127
1,910	Ethan Allen Interiors, Inc.^	43,835
431	Flexsteel Industries, Inc.	17,059
5,743	Garmin, Ltd.	338,435
2,761	GoPro, Inc., Class A*	13,225
2,219	Green Brick Partners, Inc.*	24,187
911	Helen of Troy, Ltd.*	79,257
500	Hooker Furniture Corp.	18,350
1,333	Installed Building Products, Inc.*	80,047
931	iRobot Corp.*	59,761
4,827	KB Home	137,328
3,931	La-Z-Boy, Inc.	117,733
4,024	Leggett & Platt, Inc.^	178,505
9,305	Lennar Corp., Class A	548,436
119	Lennar Corp., Class B	5,675
1,206	LGI Homes, Inc.*^	85,107
1,627	Libbey, Inc.^	7,956
1,017	Lifetime Brands, Inc.	12,611
3,335	M.D.C. Holdings, Inc.	93,113
1,880	M/I Homes, Inc.*	59,878
3,168	Meritage Corp.*	143,352
1,006	Mohawk Industries, Inc.*	233,613
2,791	Newell Rubbermaid, Inc.	71,115
150	NVR, Inc.*	420,000
9,250	PulteGroup, Inc.	272,783
5,496	Taylor Morrison Home Corp., Class A*	127,947
2,586	Tempur Sealy International, Inc.*^	117,120
2,183	Toll Brothers, Inc.	94,415
2,205	TopBuild Corp.*	168,727
7,853	TRI Pointe Homes, Inc.*	129,025
2,153	Tupperware Brands Corp.	104,162
718	Universal Electronics, Inc.*	37,372
3,485	Whirlpool Corp.	533,587
2,147	William Lyon Homes, Class A*	59,021
1,918	Zagg, Inc.*^	23,400

		5,155,861

Household Products (1.1%):
3,237	Central Garden & Pet Co., Class A*	128,218
6,367	Church & Dwight Co., Inc.	320,642
3,732	Clorox Co. (The)	496,767
13,089	Colgate-Palmolive Co.	938,220
3,074	Energizer Holdings, Inc.^	183,149
11,593	HRG Group, Inc.*	191,169
6,541	Kimberly-Clark Corp.	720,360
333	Oil-Dri Corp.	13,383
582	Orchids Paper Products Co.	4,743
39,497	Procter & Gamble Co. (The)	3,131,321
1,069	Spectrum Brands Holdings, Inc.	110,855
698	WD-40 Co.^	91,927

		6,330,754

Independent Power & Renewable Electricity Producers (0.1%):
15,393	AES Corp. (The)	175,018
5,810	Atlantic Power Corp.*^	12,201
3,123	Atlantica Yield plc	61,148
7,034	Dynegy, Inc.*^	95,100
6,120	NRG Energy, Inc.	186,843
1,323	NRG Yield, Inc., Class A	21,750
2,753	NRG Yield, Inc., Class C	46,801

Continued

AZL DFA U.S. Core Equity Fund

Schedule of Portfolio Investments

March 31, 2018 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Independent Power & Renewable Electricity Producers, continued
2,758	Ormat Technologies, Inc.^	$155,496
3,788	Pattern Energy Group, Inc.	65,495
2,913	Vistra Energy Corp.*	60,678

		880,530

Industrial Conglomerates (1.1%):
12,332	3M Co., Class C	2,707,121
2,046	Carlisle Cos., Inc.	213,623
53,601	General Electric Co.	722,541
14,254	Honeywell International, Inc.	2,059,846
1,736	Raven Industries, Inc.	60,847
876	Roper Industries, Inc.	245,884

		6,009,862

Insurance (3.0%):
12,674	Aflac, Inc.	554,613
333	Alleghany Corp.	204,609
4,705	Allstate Corp. (The)	446,034
4,095	AMBAC Financial Group, Inc.*(b)	64,210
6,319	American Equity Investment Life Holding Co.	185,526
2,316	American Financial Group, Inc.	259,902
9,941	American International Group, Inc.	540,988
908	American National Insurance Co.	106,200
1,543	Amerisafe, Inc.^	85,251
12,054	AmTrust Financial Services	148,385
3,717	Aon plc	521,606
1,910	Arch Capital Group, Ltd.*	163,477
1,501	Argo Group International Holdings, Ltd.	86,157
5,779	Arthur J. Gallagher & Co.	397,191
2,735	Aspen Insurance Holdings, Ltd.	122,665
1,955	Assurant, Inc.	178,707
4,165	Assured Guaranty, Ltd.^	150,773
3,222	Axis Capital Holdings, Ltd.	185,491
1,029	Brighthouse Financial, Inc.*	52,891
8,628	Brown & Brown, Inc.	219,496
4,915	Chubb, Ltd.	672,224
2,852	Cincinnati Financial Corp.	211,790
2,176	Citizens, Inc.*	15,928
1,199	CNA Financial Corp.	59,171
2,354	Crawford & Co.	19,350
2,915	Crawford & Co., Class A	23,378
1,631	Donegal Group, Inc., Class A	25,770
1,546	EMC Insurance Group, Inc.	41,866
1,993	Employers Holdings, Inc.	80,617
680	Enstar Group, Ltd.*	142,970
1,364	Erie Indemnity Co., Class A	160,461
748	Everest Re Group, Ltd.	192,101
1,025	FBL Financial Group, Inc., Class A	71,084
1,054	Federated National Holding Co.	16,622
4,594	First American Financial Corp.	269,576
8,665	FNF Group	346,773
21,335	Genworth Financial, Inc., Class A*	60,378
695	Global Indemnity, Ltd.	23,991
2,383	Greenlight Capital Re, Ltd.*^	38,248
1,469	Hallmark Financial Services, Inc.*	13,103
1,690	Hanover Insurance Group, Inc. (The)	199,234
6,118	Hartford Financial Services Group, Inc. (The)	315,199
397	HCI Group, Inc.	15,150
387	Heritage Insurance Holdings, Inc.^	5,867
2,388	Horace Mann Educators Corp.	102,087
1,317	Independence Holding Co.^	46,951
566	Infinity Property & Casualty Corp.	67,014

Shares		Fair Value
Common Stocks, continued
Insurance, continued
153	Investors Title Co.	$30,585
1,436	James River Group Holdings	50,935
2,504	Kemper Corp.^	142,728
3,599	Lincoln National Corp.	262,943
5,372	Loews Corp.	267,150
5,556	Maiden Holdings, Ltd.^	36,114
301	Markel Corp.*	352,245
9,423	Marsh & McLennan Cos., Inc.	778,245
2,503	Mercury General Corp.	114,813
8,570	MetLife, Inc.	393,277
4,959	National General Holdings Corp.	120,553
262	National Western Life Group, Inc., Class A	79,879
1,307	Navigators Group, Inc.	75,349
9,717	Old Republic International Corp.	208,430
4,021	Primerica, Inc.	388,429
9,799	Principal Financial Group, Inc.	596,856
3,011	ProAssurance Corp.	146,184
5,652	Progressive Corp. (The)	344,376
4,383	Prudential Financial, Inc.	453,860
1,023	Reinsurance Group of America, Inc.	157,542
1,433	RenaissanceRe Holdings, Ltd.	198,484
1,563	RLI Corp.^	99,079
854	Safety Insurance Group, Inc.	65,630
2,698	Selective Insurance Group, Inc.	163,769
2,664	State Auto Financial Corp.	76,110
1,761	Stewart Information Services Corp.	77,378
3,912	Third Point Reinsurance, Ltd.*	54,572
1,775	Torchmark Corp.	149,402
6,365	Travelers Cos., Inc. (The)	883,843
1,438	United Fire Group, Inc.	68,823
1,616	United Insurance Holdings Co.	30,930
3,169	Universal Insurance Holdings, Inc.	101,091
4,150	UnumProvident Corp.	197,582
2,825	Validus Holdings, Ltd.	190,546
2,257	W.R. Berkley Corp.	164,084
140	White Mountains Insurance Group, Ltd.	115,153
1,229	Willis Towers Watson plc	187,042
4,400	Wmih Corp.*	6,248
4,083	XL Group, Ltd.	225,627

		15,966,961

Internet & Direct Marketing Retail (3.0%):
2,093	1-800 Flowers.com, Inc., Class A*^	24,697
9,398	Amazon.com, Inc.*	13,602,102
824	Booking Holdings, Inc.*	1,714,241
1,658	Expedia, Inc.^	183,060
185	FTD Cos., Inc.*	673
1,597	Liberty Expedia Holdings, Class A*	62,730
5,133	Liberty Interactive Corp., Class A*	129,198
5,384	Liberty TripAdvisor Holdings, Inc., Class A*	57,878
2,282	Netflix, Inc.*	673,989
1,637	Nutri/System, Inc.^	44,117
820	Overstock.com, Inc.*^	29,725
1,164	PetMed Express, Inc.^	48,597
1,959	Shutterfly, Inc.*	159,169
2,514	TripAdvisor, Inc.*	102,797

		16,832,973

Internet Software & Services (2.6%):
5,646	Akamai Technologies, Inc.*	400,753
2,621	Alphabet, Inc., Class A*	2,718,344
2,779	Alphabet, Inc., Class C*	2,867,345
2,377	Blucora, Inc.*	58,474
3,783	Cars.com, Inc.*^	107,172

Continued

AZL DFA U.S. Core Equity Fund

Schedule of Portfolio Investments

March 31, 2018 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Internet Software & Services, continued
1,744	Cimpress NV*	$269,797
304	CoStar Group, Inc.*	110,255
2,881	DHI Group, Inc.*	4,610
14,947	eBay, Inc.*	601,467
990	Envestnet, Inc.*	56,727
32,810	Facebook, Inc., Class A*	5,242,711
1,451	GoDaddy, Inc., Class A*	89,120
1,546	GrubHub, Inc.*	156,873
2,548	GTT Communications, Inc.*	144,472
911	IAC/InterActiveCorp*	142,462
821	Internap Corp.*	9,031
2,946	j2 Global, Inc.^	232,498
1,546	Leaf Group, Ltd.*	10,899
5,660	Limelight Networks, Inc.*	23,263
1,736	Liquidity Services, Inc.*	11,284
1,431	LogMeIn, Inc.	165,352
2,502	Marchex, Inc., Class B	6,830
1,146	Match Group, Inc.*^	50,928
3,759	NIC, Inc.	49,995
2,520	QuinStreet, Inc.*^	32,180
752	Qumu Corp.*	1,324
2,745	RealNetworks, Inc.*	8,400
401	Reis, Inc.	8,601
981	Shutterstock, Inc.*	47,235
585	Stamps.com, Inc.*	117,614
1,895	TechTarget*	37,673
3,390	Telaria, Inc.*	12,746
2,297	The Meet Group, Inc. (The)*^	4,801
1,344	Travelzoo, Inc.*	9,744
4,951	Twitter, Inc.*	143,629
2,288	VeriSign, Inc.*	271,265
4,619	Web.com Group, Inc.*^	83,604
1,311	XO Group, Inc.*	27,203
700	Yelp, Inc.*	29,225
1,125	Zillow Group, Inc., Class A*	60,750
1,598	Zillow Group, Inc., Class C*	85,972

		14,512,628

IT Services (4.6%):
13,899	Accenture plc, Class C	2,133,496
3,417	Acxiom Corp.*	77,600
1,762	Alliance Data Systems Corp.	375,059
4,258	Amdocs, Ltd.	284,094
9,258	Automatic Data Processing, Inc.	1,050,598
3,592	Black Knight, Inc.*	169,183
3,213	Blackhawk Network Holdings, Inc.*^	143,621
6,581	Booz Allen Hamilton Holding Corp.	254,816
4,071	Broadridge Financial Solutions, Inc.	446,548
1,304	CACI International, Inc., Class A*	197,360
2,129	Cardtronics plc*	47,498
573	Cass Information Systems, Inc.	34,099
5,920	Cognizant Technology Solutions Corp., Class A	476,560
6,347	Conduent, Inc.*	118,308
5,424	Convergys Corp.	122,691
4,694	CoreLogic, Inc.*	212,310
2,608	CSG Systems International, Inc.	118,116
7,054	CSRA, Inc.	290,836
4,304	DST Systems, Inc.	360,030
2,159	DXC Technology Co.	217,044
1,894	Epam Systems, Inc.*	216,901
2,653	Euronet Worldwide, Inc.*^	209,375
1,620	Exlservice Holdings, Inc.*	90,347
4,709	Fidelity National Information Services, Inc.	453,477
9,114	Fiserv, Inc.*	649,919

Shares		Fair Value
Common Stocks, continued
IT Services, continued
1,827	FleetCor Technologies, Inc.*	$369,968
825	Forrester Research, Inc.	34,196
409	Gartner, Inc.*	48,107
6,266	Genpact, Ltd.	200,449
2,488	Global Payments, Inc.	277,462
1,357	Hackett Group, Inc. (The)	21,793
19,064	International Business Machines Corp.	2,924,990
2,242	Jack Henry & Associates, Inc.	271,170
3,495	Leidos Holdings, Inc.	228,573
649	Luxoft Holding, Inc.*	26,577
1,840	ManTech International Corp., Class A	102,065
22,502	MasterCard, Inc., Class A	3,941,451
3,978	Maximus, Inc.	265,492
2,787	MoneyGram International, Inc.*	24,024
6,919	Paychex, Inc.	426,141
11,658	PayPal Holdings, Inc.*	884,492
2,322	Perficient, Inc.*	53,220
840	PFSweb, Inc.*	7,342
4,398	Sabre Corp.	94,337
1,901	Science Applications International Corp.	149,799
3,035	Servicesource International, Inc.*	11,563
1,241	StarTek, Inc.*^	12,137
3,966	Steel Connect, Inc.*	8,408
3,283	Sykes Enterprises, Inc.*	95,010
4,553	Syntel, Inc.*	116,238
6,420	Teradata Corp.*^	254,681
5,570	Total System Services, Inc.	480,468
5,685	Travelport Worldwide, Ltd.	92,893
2,975	TTEC Holdings, Inc.	91,333
3,021	Unisys Corp.*	32,476
1,226	Virtusa Corp.*	59,412
32,457	Visa, Inc., Class A	3,882,507
9,515	Western Union Co.^	182,973
1,662	WEX, Inc.*	260,302
2,621	Worldpay, Inc., Class A*	215,551

		24,897,486

Leisure Products (0.2%):
1,289	Acushnet Holdings Corp.	29,763
3,582	American Outdoor Brands Corp.*^	36,966
4,134	Brunswick Corp.	245,518
3,789	Callaway Golf Co.	61,988
658	Escalade, Inc.	9,015
3,448	Hasbro, Inc.	290,665
503	Johnson Outdoors, Inc., Class A	31,186
531	Malibu Boats, Inc.*^	17,635
662	Marine Products Corp.	9,275
9,123	Mattel, Inc.^	119,967
1,932	Nautilus Group, Inc.*	25,985
2,101	Polaris Industries, Inc.^	240,607
1,015	Sturm, Ruger & Co., Inc.	53,288
2,859	Vista Outdoor, Inc.*^	46,659

		1,218,517

Life Sciences Tools & Services (0.7%):
2,828	Agilent Technologies, Inc.	189,193
325	Bio-Rad Laboratories, Inc., Class A*	81,276
1,154	Bio-Techne Corp.	174,300
7,817	Bruker Corp.	233,885
2,131	Cambrex Corp.*^	111,451
3,344	Charles River Laboratories International, Inc.*	356,939
1,979	Harvard Bioscience, Inc.*	9,895
1,139	Illumina, Inc.*	269,282

Continued

AZL DFA U.S. Core Equity Fund

Schedule of Portfolio Investments

March 31, 2018 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Life Sciences Tools & Services, continued
1,097	IQVIA Holdings, Inc.*	$107,627
2,457	Luminex Corp.	51,769
568	Medpace Holdings, Inc.*	19,829
828	Mettler-Toledo International, Inc.*	476,125
1,400	Neogenomics, Inc.*	11,424
2,154	PerkinElmer, Inc.	163,101
2,855	Pra Health Sciences, Inc.*	236,851
2,622	Syneos Health, Inc.*^	93,081
3,969	Thermo Fisher Scientific, Inc.	819,439
1,749	Waters Corp.*	347,439

		3,752,906

Machinery (2.8%):
2,898	Actuant Corp., Class A^	67,379
4,367	AGCO Corp.	283,200
652	Alamo Group, Inc.	71,655
1,377	Albany International Corp., Class A	86,338
6,349	Allison Transmission Holdings, Inc.^	247,992
1,577	Altra Industrial Motion Corp.	72,463
1,107	American Railcar Industries	41,413
1,445	ARC Group Worldwide, Inc.*	2,818
981	Astec Industries, Inc.	54,132
2,702	Barnes Group, Inc.	161,823
911	Blue Bird Corp.*	21,591
2,517	Briggs & Stratton Corp.	53,889
10,638	Caterpillar, Inc.	1,567,827
2,289	Chart Industries, Inc.*	135,120
1,284	CIRCOR International, Inc.	54,775
4,930	Colfax Corp.*	157,267
1,526	Columbus McKinnon Corp.	54,692
2,706	Commercial Vehicle Group, Inc.*	20,972
1,945	Crane Co.	180,379
2,432	Cummins, Inc.	394,203
6,563	Deere & Co.	1,019,364
3,424	Donaldson Co., Inc.	154,251
1,924	Douglas Dynamics, Inc.	83,405
5,031	Dover Corp.	494,144
1,120	EnPro Industries, Inc.	86,666
1,435	ESCO Technologies, Inc.	84,019
4,690	Federal Signal Corp.	103,274
3,108	Flowserve Corp.	134,670
4,043	Fortive Corp.	313,413
2,760	Franklin Electric Co., Inc.	112,470
694	FreightCar America, Inc.	9,300
889	Gencor Industries, Inc.*	14,313
1,203	Global Brass & Copper Holdings, Inc.	40,240
1,617	Gorman-Rupp Co. (The)	47,297
5,481	Graco, Inc.	250,591
1,612	Greenbrier Cos, Inc.	81,003
995	Hardinge, Inc.	18,228
4,803	Harsco Corp.*	99,182
3,620	Hillenbrand, Inc.	166,158
490	Hurco Cos, Inc.	22,491
896	Hyster-Yale Materials Handling, Inc., Class A	62,657
1,615	IDEX Corp.	230,154
6,472	Illinois Tool Works, Inc.	1,013,903
4,692	Ingersoll-Rand plc	401,212
4,926	ITT, Inc.	241,275
1,662	John Bean Technologies Corp.^	188,471
598	Kadant, Inc.	56,511
2,508	Kennametal, Inc.^	100,721
787	L.B. Foster Co., Class A*	18,534
1,806	Lincoln Electric Holdings, Inc.	162,450
539	Lindsay Corp.^	49,286

Shares		Fair Value
Common Stocks, continued
Machinery, continued
774	Lydall, Inc.*	$37,346
1,213	Manitex International, Inc.*	13,865
2,529	Manitowoc Co., Inc. (The)^	71,975
5,860	Meritor, Inc.*	120,482
1,601	Middleby Corp. (The)*^	198,188
2,134	Milacron Holdings Corp.*	42,979
3,785	Mueller Industries, Inc.	99,016
7,183	Mueller Water Products, Inc., Class A	78,079
4,067	Navistar International Corp.*^	142,223
1,258	NN, Inc.^	30,192
1,555	Nordson Corp.	212,009
158	Omega Flex, Inc.	10,286
3,290	OshKosh Corp.	254,218
6,612	PACCAR, Inc.	437,516
2,296	Parker Hannifin Corp.	392,685
5,836	Pentair plc	397,607
976	Proto Labs, Inc.*^	114,729
660	RBC Bearings, Inc.*	81,972
1,886	REV Group, Inc.	39,153
7,156	Rexnord Corp.*	212,390
2,202	Snap-On, Inc.^	324,883
1,542	SPX Corp.*	50,084
1,278	SPX FLOW, Inc.*	62,865
775	Standex International Corp.	73,896
1,547	Stanley Black & Decker, Inc.	237,000
1,370	Sun Hydraulics Corp.	73,377
721	Tennant Co.^	48,812
3,782	Terex Corp.	141,485
3,355	Timken Co.	152,988
3,046	Titan International, Inc.	38,410
3,651	Toro Co.	228,005
2,913	TriMas Corp.*	76,466
6,690	Trinity Industries, Inc.^	218,295
5,806	Wabash National Corp.^	120,823
1,688	WABCO Holdings, Inc.*	225,973
1,503	Wabtec Corp.^	122,344
1,415	Watts Water Technologies, Inc., Class A	109,946
6,694	Welbilt, Inc.*^	130,198
2,272	Woodward, Inc.	162,812
935	Xerium Technologies, Inc.*	6,031
4,252	Xylem, Inc.	327,064

		15,508,248

Marine (0.1%):
1,680	Eagle Bulk Shipping, Inc.*	8,316
2,348	Kirby Corp.*^	180,679
3,233	Matson, Inc.	92,593

		281,588

Media (2.9%):
1,468	A.H. Belo Corp., Class A	7,560
3,433	AMC Entertainment Holdings, Inc., Class A^	48,234
2,029	AMC Networks, Inc., Class A*	104,899
270	Cable One, Inc.^	185,520
182	CBS Corp., Class A	9,406
8,213	CBS Corp., Class B	422,066
2,930	Charter Communications, Inc., Class A*	911,875
7,978	Cinemark Holdings, Inc.	300,531
1,661	Clear Channel Outdoor Holdings, Inc., Class A	8,139
105,613	Comcast Corp., Class A	3,608,795
7,549	Discovery Communications, Inc., Class A*	161,775

Continued

AZL DFA U.S. Core Equity Fund

Schedule of Portfolio Investments

March 31, 2018 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Media, continued
9,189	Discovery Communications, Inc., Class C*	$179,369
4,242	DISH Network Corp., Class A*	160,729
4,131	E.W. Scripps Co. (The), Class A	49,531
1,364	Emerald Expositions Events, Inc.	26,571
679	Entercom Communications Corp.	6,552
4,792	Entravision Communications Corp., Class A	22,522
1,834	Eros International plc*	19,991
6,638	Gannett Co., Inc.^	66,247
4,760	GCI Liberty, Inc., Class A*	251,614
4,886	Gray Television, Inc.*	62,052
472	Harte-Hanks, Inc.*	4,352
1,658	Imax Corp.*	31,834
13,729	Interpublic Group of Cos., Inc. (The)	316,179
3,028	John Wiley & Sons, Inc., Class A	192,884
192	John Wiley & Sons, Inc., Class B	12,227
247	Liberty Braves Group, Class A*	5,614
527	Liberty Braves Group, Class C*	12,026
563	Liberty Broadband Corp., Class A*	47,742
2,655	Liberty Broadband Corp., Class C*	227,507
619	Liberty Media Group, Class A*	18,131
1,318	Liberty Media Group, Class C*	40,660
2,477	Liberty SiriusXM Group, Class A*	101,805
5,273	Liberty SiriusXM Group, Class C*	215,402
1,773	Lions Gate Entertainment Corp., Class A	45,797
2,411	Lions Gate Entertainment Corp., Class B	58,056
5,662	Live Nation, Inc.*	238,597
540	Madison Square Garden Co. (The), Class A*	132,732
2,449	Meredith Corp.	131,756
3,759	MSG Networks, Inc., Class A*^	84,953
3,726	National CineMedia, Inc.	19,338
2,511	New Media Investment Group, Inc.	43,039
5,495	New York Times Co. (The), Class A^	132,430
7,481	News Corp., Class A	118,200
2,563	News Corp., Class B	41,264
2,981	Nexstar Broadcasting Group, Inc., Class A	198,237
6,406	Omnicom Group, Inc.	465,524
1,419	Reading International, Inc., Class A*^	23,626
1,853	Scholastic Corp.	71,971
5,191	Sinclair Broadcast Group, Inc., Class A	162,478
24,685	Sirius XM Holdings, Inc.	154,034
11,352	Tegna, Inc.	129,299
15,669	Time Warner, Inc.	1,481,974
933	Tronc, Inc.*	15,320
23,830	Twenty-First Century Fox, Inc.	874,323
8,290	Twenty-First Century Fox, Inc., Class B	301,507
442	Viacom, Inc., Class A	17,503
12,859	Viacom, Inc., Class B	399,401
29,471	Walt Disney Co. (The)	2,960,067
1,692	World Wrestling Entertainment, Inc., Class A	60,929

		16,202,696

Metals & Mining (0.7%):
16,272	AK Steel Holding Corp.*^	73,712
5,563	Alcoa Corp.	250,112
6,283	Allegheny Technologies, Inc.*	148,781
799	Ampco-Pittsburgh Corp.	7,111

Shares		Fair Value
Common Stocks, continued
Metals & Mining, continued
2,796	Carpenter Technology Corp.	$123,360
4,968	Century Aluminum Co.*^	82,171
10,120	Cleveland-Cliffs, Inc.*^	70,334
7,302	Coeur d’Alene Mines Corp.*	58,416
6,361	Commercial Metals Co.	130,146
1,902	Compass Minerals International, Inc.	114,691
9,823	Ferroglobe plc*(b)	105,401
33,112	Freeport-McMoRan Copper & Gold, Inc.	581,778
2,945	Gold Resource Corp.	13,282
943	Haynes International, Inc.	34,995
23,972	Hecla Mining Co.	87,977
151	Kaiser Aluminum Corp.^	15,236
1,359	Materion Corp.	69,377
12,309	McEwen Mining, Inc.	25,603
7,907	Newmont Mining Corp.	308,926
5,554	Nucor Corp.	339,294
700	Olympic Steel, Inc.	14,357
3,407	Reliance Steel & Aluminum Co.	292,116
2,119	Royal Gold, Inc.	181,959
1,500	Ryerson Holding Corp.*	12,225
1,365	Schnitzer Steel Industries, Inc., Class A^	44,158
1,772	Southern Copper Corp.^	96,007
11,919	Steel Dynamics, Inc.	527,058
3,673	SunCoke Energy, Inc.*	39,521
701	Synalloy Corp.	10,059
2,052	TimkenSteel Corp.*^	31,170
7,131	United States Steel Corp.	250,940
548	Universal Stainless & Alloy Products, Inc.*	15,070
2,898	Worthington Industries, Inc.	124,382

		4,279,725

Multiline Retail (0.7%):
3,725	Big Lots, Inc.	162,149
1,948	Dillard’s, Inc., Class A^	156,502
6,122	Dollar General Corp.	572,713
4,239	Dollar Tree, Inc.*	402,281
18,758	J.C. Penney Co., Inc.*	56,649
12,074	Kohl’s Corp.	790,968
15,105	Macy’s, Inc.^	449,223
4,797	Nordstrom, Inc.	232,223
2,557	Ollie’s Bargain Outlet Holdings, Inc.*^	154,187
14,447	Target Corp.	1,003,055

		3,979,950

Multi-Utilities (0.8%):
5,044	Ameren Corp.	285,642
2,841	Avista Corp.	145,601
1,784	Black Hills Corp.^	96,871
9,831	CenterPoint Energy, Inc.	269,369
6,283	CMS Energy Corp.	284,557
3,650	Consolidated Edison, Inc.	284,481
10,028	Dominion Energy, Inc.	676,188
3,156	DTE Energy Co.	329,486
7,317	MDU Resources Group, Inc.	206,047
6,403	NiSource, Inc.	153,096
2,365	NorthWestern Corp.	127,237
6,391	Public Service Enterprise Group, Inc.	321,084
3,103	SCANA Corp.	116,518
3,105	Sempra Energy	345,338
844	Unitil Corp.	39,170
4,645	Vectren Corp.	296,908
4,178	WEC Energy Group, Inc.	261,961

		4,239,554

Continued

AZL DFA U.S. Core Equity Fund

Schedule of Portfolio Investments

March 31, 2018 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Oil, Gas & Consumable Fuels (3.1%):
332	Adams Resources & Energy, Inc.	$14,442
3,389	Anadarko Petroleum Corp.	204,729
5,258	Andeavor	528,744
8,707	Antero Resources Corp.*	172,834
1,647	Apache Corp.	63,377
1,256	Arch Coal, Inc.	115,401
2,352	Cabot Oil & Gas Corp.	56,401
10,066	Callon Petroleum Co.*	133,274
4,654	Carrizo Oil & Gas, Inc.*^	74,464
4,043	Centennial Resources Development*	74,189
500	Cheniere Energy Partners, LP Holdings LLC^	13,805
5,773	Cheniere Energy, Inc.*	308,567
22,264	Chevron Corp.	2,538,986
671	Cimarex Energy Co.	62,739
7,534	Clean Energy Fuel Corp.*	12,431
3,508	Cloud Peak Energy, Inc.*	10,208
6,619	CNX Resources Corp.*	102,131
885	Concho Resources, Inc.*	133,042
9,378	ConocoPhillips Co.	556,022
1,244	CONSOL Energy, Inc.*	36,039
1,423	Contango Oil & Gas Co.*	5,052
1,170	Continental Resources, Inc.*	68,972
3,623	CVR Energy, Inc.^	109,487
5,134	Delek US Holdings, Inc.	208,954
23,516	Denbury Resources, Inc.*	64,434
2,702	Devon Energy Corp.	85,897
8,860	DHT Holdings, Inc.^	30,124
706	Diamondback Energy, Inc.*	89,323
107	Dorian LPG, Ltd.*^	801
15,555	Eclipse Resources Corp.*	22,399
3,486	Energen Corp.*	219,130
5,391	Enlink Midstream LLC	78,978
3,895	EOG Resources, Inc.	410,027
8,400	EP Energy Corp., Class A*	11,256
3,515	EQT Corp.	166,998
39,157	Exxon Mobil Corp.	2,921,503
4,505	Gaslog, Ltd.^	74,107
2,514	Green Plains Renewable Energy, Inc.^	42,235
8,600	Gulfport Energy Corp.*	82,990
5,897	Halcon Resources Corp.*	28,718
2,222	Hallador Energy Co.	15,265
4,124	Hess Corp.	208,757
8,952	HollyFrontier Corp.	437,395
3,525	Jones Energy, Inc., Class A*	2,820
26,381	Kinder Morgan, Inc.	397,298
14,608	Kosmos Energy LLC*	92,030
10,120	Laredo Petroleum Holdings, Inc.*	88,145
14,759	Marathon Oil Corp.	238,063
12,591	Marathon Petroleum Corp.	920,528
6,316	Matador Resources Co.*	188,912
6,993	Murphy Oil Corp.^	180,699
6,701	Newfield Exploration Co.*	163,638
7,953	Noble Energy, Inc.	240,976
11,184	Oasis Petroleum, Inc.*	90,590
6,720	Occidental Petroleum Corp.	436,531
3,504	ONEOK, Inc.	199,448
2,263	Pacific Ethanol, Inc.*^	6,789
1,401	Panhandle Oil & Gas, Inc., Class A	27,039
1,717	Par Pacific Holdings, Inc.*	29,481
2,701	Parsley Energy, Inc., Class A*	78,302
6,440	PBF Energy, Inc., Class A	218,316
2,430	PDC Energy, Inc.*	119,143

Shares		Fair Value
Common Stocks, continued
Oil, Gas & Consumable Fuels, continued
1,818	Peabody Energy Corp.	$66,357
2,898	Phillips 66	277,976
1,015	Pioneer Natural Resources Co.	174,357
6	PrimeEnergy Corp.*	300
11,578	QEP Resources, Inc.*	113,349
4,715	Range Resources Corp.	68,556
3,344	Renewable Energy Group, Inc.*	42,803
374	REX American Resources Corp.*	27,227
1,820	Ring Energy, Inc.*^	26,117
3,890	RSP Permian, Inc.*	182,363
11,997	Scorpio Tankers, Inc.	23,514
3,967	SemGroup Corp., Class A	84,894
5,342	Ship Finance International^	76,391
4,897	SM Energy Co.	88,293
10,321	SRC Energy, Inc.*^	97,327
3,765	Targa Resources Corp.	165,660
6,407	Teekay Shipping Corp.^	51,833
3,637	Ultra Petroleum Corp.*	15,166
7,754	Valero Energy Corp.	719,339
6,207	Whiting Petroleum Corp.*^	210,045
3,976	Williams Cos., Inc. (The)	98,843
2,914	World Fuel Services Corp.	71,539
13,673	WPX Energy, Inc.*	202,087

		17,197,711

Paper & Forest Products (0.2%):
2,511	Boise Cascade Co.	96,925
1,659	Clearwater Paper Corp.*	64,867
3,070	Domtar Corp.	130,597
9,067	KapStone Paper & Packaging Corp.	311,088
6,141	Louisiana-Pacific Corp.	176,676
5,575	Mercer International, Inc.	69,409
1,274	Neenah Paper, Inc.	99,882
700	P.H. Glatfelter Co.	14,371
7,266	Resolute Forest Products*	60,308
1,197	Schweitzer-Mauduit International, Inc.	46,863

		1,070,986

Personal Products (0.4%):
22,998	Avon Products, Inc.*	65,314
9,981	Coty, Inc., Class A	182,652
2,008	Edgewell Personal Care Co.*^	98,031
5,076	Estee Lauder Co., Inc. (The), Class A	759,979
2,955	Herbalife, Ltd.*	288,024
1,755	Inter Parfums, Inc.	82,748
923	Medifast, Inc.	86,254
1,236	Natures Sunshine Products, Inc.	13,596
3,792	Nu Skin Enterprises, Inc., Class A	279,508
2,385	Revlon, Inc.*	49,131
340	United-Guardian, Inc.	5,984
1,364	Usana Health Sciences, Inc.*	117,168

		2,028,389

Pharmaceuticals (2.9%):
7,282	Akorn, Inc.*^	136,246
3,715	Allergan plc	625,197
2,003	Amphastar Pharmaceuticals, Inc.*	37,556
400	ANI Pharmaceuticals, Inc.*	23,288
1,490	Aralez Pharmacuticals, Inc.*	2,235
12,668	Bristol-Myers Squibb Co.	801,251
6,427	Catalent, Inc.*	263,893
4,376	Corcept Therapeutics, Inc.*^	71,985
1,468	Cumberland Pharmaceuticals, Inc.*	9,806
1,045	Dermira, Inc.*	8,350
14,666	Eli Lilly & Co.	1,134,708
8,827	Endo International plc*	52,432

Continued

AZL DFA U.S. Core Equity Fund

Schedule of Portfolio Investments

March 31, 2018 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Pharmaceuticals, continued
392	Heska Corp.*^	$30,995
5,527	Horizon Pharma plc*	78,483
2,984	Impax Laboratories, Inc.*^	58,039
849	Innoviva, Inc.*^	14,153
1,011	Jazz Pharmaceuticals plc*	152,651
40,821	Johnson & Johnson Co.	5,231,212
2,281	Lannett Co., Inc.*	36,610
42	Lipocine, Inc.*	64
3,682	Mallinckrodt plc*^	53,315
42,415	Merck & Co., Inc.	2,310,346
3,026	Mylan NV*	124,580
728	Perrigo Co. plc	60,672
101,121	Pfizer, Inc.	3,588,785
793	Phibro Animal Health Corp., Class A	31,482
3,358	Prestige Brands Holdings, Inc.*^	113,232
1,789	Supernus Pharmaceuticals, Inc.*^	81,936
923	Taro Pharmaceutical Industries, Ltd.*	91,137
10,890	Zoetis, Inc.	909,424
817	Zogenix, Inc.*	32,721

		16,166,784

Professional Services (0.7%):
494	Barrett Business Services, Inc.	40,943
3,745	CBIZ, Inc.*	68,346
456	CRA International, Inc.	23,844
1,775	Dun & Bradstreet Corp.	207,675
3,281	Equifax, Inc.	386,535
1,364	Exponent, Inc.	107,279
949	Franklin Covey Co.*^	25,528
2,551	FTI Consulting, Inc.*	123,494
1,205	Heidrick & Struggles International, Inc.	37,656
466	Hill International, Inc.*	2,656
1,763	Huron Consulting Group, Inc.*	67,170
1,472	ICF International, Inc.	86,038
1,948	Insperity, Inc.	135,483
2,223	Kelly Services, Inc., Class A	64,556
2,263	Kforce, Inc.	61,214
2,258	Korn/Ferry International	116,490
3,573	Manpower, Inc.	411,252
1,887	Mistras Group, Inc.*	35,740
3,651	Navigant Consulting, Inc.*	70,245
7,090	Nielsen Holdings plc^	225,391
3,098	On Assignment, Inc.	253,664
2,125	Resources Connection, Inc.	34,425
3,340	Robert Half International, Inc.	193,353
4,146	RPX Corp.	44,321
2,853	TransUnion*	161,993
2,994	TriNet Group, Inc.*	138,682
2,213	Trueblue, Inc.*	57,317
5,343	Verisk Analytics, Inc.*	555,673
840	Volt Information Sciences, Inc.*	2,562
556	Wageworks, Inc.*	25,131
633	Willdan Group, Inc.*^	17,946

		3,782,602

Real Estate Management & Development (0.4%):
4,047	Alexander & Baldwin, Inc.	93,607
400	Altisource Portfolio Solutions*	10,624
11,461	CBRE Group, Inc., Class A*	541,189
339	Consolidated-Tomoka Land Co.	21,306
279	Forestar Group, Inc.*	5,901
232	FRP Holdings, Inc.*^	12,992
318	Griffin Industrial Realty, Inc.	11,935
2,632	HFF, Inc., Class A	130,810
1,644	Howard Hughes Corp. (The)*	228,730

Shares		Fair Value
Common Stocks, continued
Real Estate Management & Development, continued
1,535	Jones Lang LaSalle, Inc.	$268,072
7,460	Kennedy-Wilson Holdings, Inc.	129,804
2,112	Marcus & Millichap, Inc.*^	76,159
997	Rafael Holdings, Inc., Class B*	4,835
988	RE/MAX Holdings, Inc., Class A	59,725
7,526	Realogy Holdings Corp.	205,309
1,447	Tejon Ranch Co.*^	33,440
1,038	The RMR Group, Inc., Class A	72,608
3,157	The St. Joe Co.*	59,509

		1,966,555

Road & Rail (1.4%):
682	AMERCO, Inc.^	235,358
1,475	ArcBest Corp.^	47,274
3,967	Avis Budget Group, Inc.*^	185,814
2,663	Celadon Group, Inc.^	9,853
1,699	Covenant Transportation Group, Inc., Class A*	50,681
17,618	CSX Corp.	981,499
2,294	Genesee & Wyoming, Inc., Class A*	162,392
4,879	Heartland Express, Inc.^	87,773
4,231	Hertz Global Holdings, Inc.*^	83,985
3,515	J.B. Hunt Transport Services, Inc.^	411,782
4,667	Kansas City Southern	512,670
6,223	Knight-Swift Transportation Holdings, Inc.	286,320
2,480	Landstar System, Inc.	271,932
2,223	Marten Transport, Ltd.	50,684
6,406	Norfolk Southern Corp.	869,807
3,745	Old Dominion Freight Line, Inc.	550,403
2,916	Roadrunner Transportation System, Inc.*	7,407
4,868	Ryder System, Inc.	354,342
1,912	Saia, Inc.*	143,687
16,110	Union Pacific Corp.	2,165,668
2,010	Universal Truckload Services, Inc.	42,512
1,023	USA Truck, Inc.*	26,076
4,896	Werner Enterprises, Inc.^	178,704
1,829	YRC Worldwide, Inc.*^	16,150

		7,732,773

Semiconductors & Semiconductor Equipment (4.8%):
2,441	Advanced Energy Industries, Inc.*	155,980
7,478	Advanced Micro Devices, Inc.*	75,154
2,031	Alpha & Omega Semiconductor, Ltd.*	31,379
17,158	Amkor Technology, Inc.*	173,811
2,422	Analog Devices, Inc.	220,717
16,074	Applied Materials, Inc.	893,875
1,615	Axcelis Technologies, Inc.*	39,729
1,701	AXT, Inc.*	12,332
1,948	Broadcom, Ltd.	459,046
3,367	Brooks Automation, Inc.^	91,178
849	Cabot Microelectronics Corp.	90,936
1,398	Cavium, Inc.*	110,973
437	CEVA, Inc.*	15,819
3,276	Cirrus Logic, Inc.*	133,104
1,955	Cohu, Inc.	44,594
3,350	Cree, Inc.*^	135,039
9,517	Cypress Semiconductor Corp.	161,408
3,151	Diodes, Inc.*	95,979
7,419	Entegris, Inc.	258,181
4,300	First Solar, Inc.*	305,214
3,971	FormFactor, Inc.*	54,204
1,314	GSI Technology, Inc.*	9,737

Continued

AZL DFA U.S. Core Equity Fund

Schedule of Portfolio Investments

March 31, 2018 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Semiconductors & Semiconductor Equipment, continued
4,915	Integrated Device Technology, Inc.*^	$150,202
118,750	Intel Corp.	6,184,500
4,948	KLA-Tencor Corp.	539,381
4,231	Kulicke & Soffa Industries, Inc.*	105,817
2,529	Lam Research Corp.	513,792
4,922	Lattice Semiconductor Corp.*	27,416
740	MA-COM Technology Solutions Holdings, Inc.*^	12,284
8,186	Marvell Technology Group, Ltd.^	171,906
5,668	Maxim Integrated Products, Inc.	341,327
3,257	Microchip Technology, Inc.^	297,560
35,937	Micron Technology, Inc.*	1,873,755
4,902	Microsemi Corp.*	317,257
2,866	MKS Instruments, Inc.	331,453
793	Monolithic Power Systems, Inc.	91,806
1,348	Nanometrics, Inc.*	36,261
1,500	Neophotonics Corp.*	10,275
150	NVE Corp.^	12,467
21,938	NVIDIA Corp.	5,080,621
14,154	ON Semiconductor Corp.*	346,207
1,438	PDF Solutions, Inc.*	16,767
5,010	Photronics, Inc.*	41,333
1,219	Power Integrations, Inc.	83,319
1,918	Qorvo, Inc.*	135,123
23,194	QUALCOMM, Inc.	1,285,180
2,529	Rambus, Inc.*	33,964
1,554	Rudolph Technologies, Inc.*	43,046
2,464	Semtech Corp.*	96,219
1,920	Sigma Designs, Inc.*	11,904
867	Silicon Laboratories, Inc.*	77,943
5,510	Skyworks Solutions, Inc.	552,433
5,527	Sunpower Corp.*^	44,105
1,589	Synaptics, Inc.*^	72,665
4,497	Teradyne, Inc.	205,558
22,921	Texas Instruments, Inc.	2,381,263
1,678	Ultra Clean Holdings, Inc.*	32,302
3,598	Veeco Instruments, Inc.*^	61,166
4,855	Versum Materials, Inc.	182,694
3,038	Xcerra Corp.*	35,393
5,209	Xilinx, Inc.	376,298
1,673	Xperi Corp.	35,384

		25,816,735

Software (4.3%):
4,866	ACI Worldwide, Inc.*^	115,422
5,134	Activision Blizzard, Inc.	346,340
5,352	Adobe Systems, Inc.*	1,156,460
1,009	American Software, Inc., Class A	13,117
1,292	ANSYS, Inc.*	202,443
3,599	Aspen Technology, Inc.*	283,925
628	Autodesk, Inc.*	78,864
2,272	Aware, Inc.*	9,429
1,769	Blackbaud, Inc.	180,102
13,271	CA, Inc.	449,887
8,502	Cadence Design Systems, Inc.*	312,619
2,961	CDK Global, Inc.	187,550
4,211	Citrix Systems, Inc.*	390,781
5,712	Dell Technologies, Inc., Class V*	418,176
1,468	Ebix, Inc.^	109,366
4,365	Electronic Arts, Inc.*	529,213
699	Ellie Mae, Inc.*^	64,266
1,083	Evolving Systems, Inc.*	5,198
1,055	Fair Isaac Corp.	178,685
1,784	FireEye, Inc.*	30,203
1,444	Fortinet, Inc.*	77,370

Shares		Fair Value
Common Stocks, continued
Software, continued
977	Globant SA*	$50,355
1,188	Guidewire Software, Inc.*^	96,026
5,148	Intuit, Inc.	892,406
2,898	Manhattan Associates, Inc.*^	121,368
142,621	Microsoft Corp.	13,017,018
430	MicroStrategy, Inc., Class A*	55,466
1,803	Monotype Imaging Holdings, Inc.	40,477
11,007	Nuance Communications, Inc.*	173,360
27,377	Oracle Corp.	1,252,498
2,127	Paycom Software, Inc.*^	228,419
963	Pegasystems, Inc.	58,406
2,433	Progress Software Corp.	93,549
393	PTC, Inc.*	30,658
581	QAD, Inc.	24,199
1,224	Qualys, Inc.*	89,046
1,867	RealPage, Inc.*	96,151
4,474	Red Hat, Inc.*	668,908
294	Rosetta Stone, Inc.*	3,866
737	Rubicon Project, Inc.*	1,327
2,640	Salesforce.com, Inc.*	307,032
2,393	SeaChange International, Inc.*	6,485
574	ServiceNow, Inc.*	94,968
967	Splunk, Inc.*	95,143
4,018	SS&C Technologies Holdings, Inc.	215,526
2,577	Symantec Corp.^	66,615
2,279	Synchronoss Technologies, Inc.*^	24,043
1,545	Synopsys, Inc.*	128,606
766	Tableau Software, Inc., Class A*	61,908
2,403	Take-Two Interactive Software, Inc.*	234,965
2,229	Telenav, Inc.*	12,037
7,428	TiVo Corp.	100,649
547	Tyler Technologies, Inc.*	115,395
1,722	VASCO Data Security International, Inc.*	22,300
2,730	Verint Systems, Inc.*	116,298
742	VMware, Inc., Class A*	89,982
803	Workday, Inc., Class A*^	102,069
664	Zedge, Inc., Class B*	2,125
31,714	Zynga, Inc.*	116,073

		24,045,138

Specialty Retail (3.3%):
3,417	Aaron’s, Inc.	159,232
4,015	Abercrombie & Fitch Co., Class A^	97,203
2,444	Advance Auto Parts, Inc.	289,736
13,744	American Eagle Outfitters, Inc.	273,918
492	America’s Car Mart, Inc.*^	24,821
1,809	Asbury Automotive Group, Inc.*	122,108
9,258	Ascena Retail Group, Inc.*^	18,609
2,292	At Home Group, Inc.*	73,436
6,942	AutoNation, Inc.*	324,747
600	AutoZone, Inc.*	389,214
3,164	Barnes & Noble Education, Inc.*	21,800
5,007	Barnes & Noble, Inc.	24,785
9,785	Bed Bath & Beyond, Inc.	205,387
14,222	Best Buy Co., Inc.	995,398
1,657	Big 5 Sporting Goods Corp.	12,013
1,519	Boot Barn Holdings, Inc.*^	26,932
583	Build-A-Bear Workshop, Inc.*	5,334
1,808	Burlington Stores, Inc.*	240,735
1,772	Caleres, Inc.	59,539
6,888	CarMax, Inc.*^	426,643
1,987	Cato Corp., Class A	29,288
7,822	Chico’s FAS, Inc.^	70,711
1,389	Children’s Place Retail Stores, Inc. (The)	187,862
1,991	Christopher & Banks Corp.*	2,130

Continued

AZL DFA U.S. Core Equity Fund

Schedule of Portfolio Investments

March 31, 2018 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Specialty Retail, continued
881	Citi Trends, Inc.	$27,232
1,097	Destination Maternity Corp.*	2,841
2,864	Destination XL Group, Inc.*^	5,012
4,900	Dick’s Sporting Goods, Inc.^	171,745
5,289	DSW, Inc., Class A^	118,791
6,313	Express, Inc.*	45,201
2,165	Finish Line, Inc. (The), Class A^	29,314
2,499	Five Below, Inc.*	183,277
6,511	Foot Locker, Inc.	296,511
2,397	Francesca’s Holdings Corp.*	11,506
6,567	GameStop Corp., Class A^	82,876
16,270	Gap, Inc. (The)^	507,624
1,571	Genesco, Inc.*^	63,783
1,600	Group 1 Automotive, Inc.	104,544
4,368	Guess?, Inc.^	90,592
1,166	Haverty Furniture Cos., Inc.	23,495
1,874	Hibbett Sports, Inc.*	44,882
27,349	Home Depot, Inc. (The)	4,874,685
1,036	Kirkland’s, Inc.*	10,039
4,361	L Brands, Inc.	166,634
1,938	Lithia Motors, Inc., Class A^	194,808
19,023	Lowe’s Cos., Inc.	1,669,268
1,427	MarineMax, Inc.*	27,755
7,372	Michaels Cos., Inc. (The)*^	145,302
1,920	Monro Muffler Brake, Inc.^	102,912
2,552	Murphy U.S.A., Inc.*	185,786
4,842	New York & Co.*	16,366
25,092	Office Depot, Inc.	53,948
2,073	O’Reilly Automotive, Inc.*	512,819
5,666	Party City Holdco, Inc.*	88,390
4,639	Penske Automotive Group, Inc.	205,647
170	Pier 1 Imports, Inc.^	547
900	Rent-A-Center, Inc.	7,767
2,425	RH*^	231,054
9,723	Ross Stores, Inc.	758,200
7,908	Sally Beauty Holdings, Inc.*^	130,087
600	Shoe Carnival, Inc.	14,280
3,863	Signet Jewelers, Ltd.	148,803
2,956	Sleep Number Corp.*^	103,903
3,293	Sonic Automotive, Inc., Class A^	62,402
1,606	Sportsman’s Warehouse Holdings, Inc.*	6,552
289	Tandy Leather Factory, Inc.*	2,037
2,860	The Tile Shop Holdings, Inc.^	17,160
3,992	Tiffany & Co.	389,859
854	Tilly’s, Inc.	9,650
13,871	TJX Cos., Inc. (The)	1,131,319
4,639	Tractor Supply Co.	292,350
737	Trans World Entertainment Corp.*	921
1,946	Ulta Salon, Cosmetics & Fragrance, Inc.*	397,509
8,221	Urban Outfitters, Inc.*	303,848
1,993	Vitamin Shoppe, Inc.*^	8,670
5,095	Williams-Sonoma, Inc.	268,812
285	Winmark Corp.	37,278
2,204	Zumiez, Inc.*^	52,676

		18,520,850

Technology Hardware, Storage & Peripherals (3.7%):
102,514	Apple, Inc.	17,199,799
728	Astro-Med, Inc.	11,284
2,354	Avid Technology, Inc.*	10,687
2,472	Cray, Inc.*	51,170
2,278	Diebold, Inc.	35,081
1,956	Eastman Kodak Co.*^	10,465

Shares		Fair Value
Common Stocks, continued
Technology Hardware, Storage & Peripherals, continued
2,044	Electronics for Imaging, Inc.*^	$55,863
16,417	Hewlett Packard Enterprise Co.	287,954
25,915	HP, Inc.	568,057
7,166	NCR Corp.*^	225,872
9,540	NetApp, Inc.	588,523
9,753	Seagate Technology plc^	570,745
2,522	Stratasys, Ltd.*^	50,894
2,313	Super Micro Computer, Inc.*^	39,321
6,156	Western Digital Corp.	568,014
7,974	Xerox Corp.	229,492

		20,503,221

Textiles, Apparel & Luxury Goods (1.1%):
2,618	Carter’s, Inc.	272,534
484	Cherokee, Inc.*	629
3,392	Columbia Sportswear Co.	259,251
4,393	Crocs, Inc.*	71,386
810	Culp, Inc.	24,746
1,758	Deckers Outdoor Corp.*	158,273
3,440	Fossil Group, Inc.*	43,688
2,480	G-III Apparel Group, Ltd.*	93,446
11,489	Hanesbrands, Inc.^	211,627
3,172	Iconix Brand Group, Inc.*	3,521
3,598	Lululemon Athletica, Inc.*	320,653
7,166	Michael Kors Holdings, Ltd.*	444,865
24,459	Nike, Inc., Class C	1,625,055
1,259	Oxford Industries, Inc.^	93,871
600	Perry Ellis International, Inc.*^	15,480
1,405	PVH Corp.	212,759
1,477	Ralph Lauren Corp.	165,129
570	Rocky Brands, Inc.	12,227
3,577	Sequential Brands Group, Inc.*^	7,458
7,159	Skechers U.S.A., Inc., Class A*	278,414
2,863	Steven Madden, Ltd.	125,686
700	Superior Uniform Group, Inc.	18,389
8,939	Tapestry, Inc.	470,280
3,720	Under Armour, Inc., Class A*^	60,822
3,746	Under Armour, Inc., Class C*^	53,755
1,027	Unifi, Inc.*	37,229
802	Vera Bradley, Inc.*	8,509
5,997	VF Corp.	444,498
3,237	Wolverine World Wide, Inc.^	93,549

		5,627,729

Thrifts & Mortgage Finance (0.5%):
1,591	BankFinancial Corp.	27,015
4,285	Beneficial Bancorp, Inc.^	66,632
4,484	BofI Holding, Inc.*^	181,736
311	BSB Bancorp, Inc.*	9,517
7,721	Capitol Federal Financial, Inc.	95,354
1,278	Charter Financial Corp.	26,058
2,063	Clifton Bancorp, Inc.	32,286
2,791	Dime Community Bancshares	51,354
855	ESSA Bancorp, Inc.	12,543
4,321	Essent Group, Ltd.*	183,902
403	Federal Agricultural Mortgage Corp.	35,069
408	First Capital, Inc.	16,116
772	First Defiance Financial Corp.	44,251
2,646	Flagstar Bancorp, Inc.*	93,668
8	Greene County Bancorp, Inc.	294
155	Hingham Institution for Savings	31,930
1,670	HomeStreet, Inc.*	47,846
687	HopFed Bancorp, Inc.	9,962
613	IF Bancorp, Inc.^	12,205
966	Impac Mortgage Holdings, Inc.*	7,631
5,119	Kearny Financial Corp.^	66,547

Continued

AZL DFA U.S. Core Equity Fund

Schedule of Portfolio Investments

March 31, 2018 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Thrifts & Mortgage Finance, continued
1,249	Kentucky First Federal Bancorp	$10,866
750	Lake Shore Bancorp, Inc.	12,638
194	LendingTree, Inc.*	63,661
759	Malvern Bancorp, Inc.*	19,734
3,570	Meridian Bancorp, Inc.	71,936
484	Meta Financial Group, Inc.	52,853
19,071	MGIC Investment Corp.*	247,922
5,566	Nationstar Mortgage Holdings, Inc.*	99,965
7,598	New York Community Bancorp, Inc.	99,002
3,378	NMI Holdings, Inc., Class A*	55,906
1,311	Northeast Community Bancorp, Inc.	13,438
2,984	Northfield Bancorp, Inc.	46,580
5,417	Northwest Bancshares, Inc.	89,706
3,967	Oceanfirst Financial Corp.	106,117
503	Oconee Federal Financial Corp.^	14,491
6,975	Ocwen Financial Corp.*	28,737
3,358	Oritani Financial Corp.^	51,545
1,218	PennyMac Financial Services, Inc., Class A*	27,588
3,040	PHH Corp.*	31,798
679	Provident Financial Holdings, Inc.	12,283
4,039	Provident Financial Services, Inc.	103,358
8,756	Radian Group, Inc.	166,713
420	Riverview Bancorp, Inc.	3,923
967	SI Financial Group, Inc.	13,925
561	Southern Missouri Bancorp, Inc.	20,533
733	Territorial Bancorp, Inc.	21,741
5,881	TFS Financial Corp.	86,392
7,273	TrustCo Bank Corp.	61,457
3,739	United Community Financial Corp.	36,867
3,669	United Financial Bancorp, Inc.	59,438
3,136	Washington Federal, Inc.	108,506
2,036	Waterstone Financial, Inc.	35,223
2,381	Wawlker & Dunlop, Inc.	141,478
1,498	Western New England BanCorp, Inc.^	15,954
1,534	WSFS Financial Corp.	73,479

		3,157,669

Tobacco (0.9%):
41,431	Altria Group, Inc.	2,581,980
24,028	Philip Morris International, Inc.	2,388,383
1,284	Universal Corp.	62,274
7,688	Vector Group, Ltd.^	156,758

		5,189,395

Trading Companies & Distributors (0.7%):
7,861	Air Lease Corp.	335,036
4,508	Aircastle, Ltd.	89,529
2,594	Applied Industrial Technologies, Inc.	189,103
2,840	Beacon Roofing Supply, Inc.*	150,719
3,157	BMC Stock Holdings, Inc.*	61,719
1,592	CAI International, Inc.*	33,846
644	DXP Enterprises, Inc.*	25,084
8,797	Fastenal Co.^	480,228
2,334	Gms, Inc.*	71,327
2,000	H&E Equipment Services, Inc.	76,980
6,084	HD Supply Holdings, Inc.*	230,827
1,299	Herc Holdings, Inc.*	84,370
1,307	Huttig Building Products, Inc.*	6,836
1,554	Kaman Corp., Class A	96,534
3,474	MRC Global, Inc.*	57,113
2,233	MSC Industrial Direct Co., Inc., Class A	204,788
4,627	NOW, Inc.*	47,288
1,902	Rush Enterprises, Inc., Class A*	80,816

Shares		Fair Value
Common Stocks, continued
Trading Companies & Distributors, continued
651	Titan Machinery, Inc.*^	$15,338
1,007	TransAct Technologies, Inc.*	15,760
3,334	Triton International, Ltd.	102,020
2,958	United Rentals, Inc.*	510,934
5,034	Univar, Inc.*	139,694
1,184	Veritiv Corp.*^	46,413
2,033	W.W. Grainger, Inc.^	573,854
1,458	Watsco, Inc.	263,854
84	Watsco, Inc., Class B	15,143
2,455	WESCO International, Inc.*	152,333

		4,157,486

Transportation Infrastructure (0.0%):
2,859	Macquarie Infrastructure Corp.	105,583

Water Utilities (0.1%):
2,327	American States Water Co.^	123,471
2,774	American Water Works Co., Inc.	227,828
5,012	Aqua America, Inc.^	170,709
491	Artesian Resources Corp.	17,912
2,491	California Water Service Group	92,790
665	Connecticut Water Service, Inc.	40,252
979	Middlesex Water Co.	35,929
669	Pure Cycle Corp.*	6,322
1,234	SJW Corp.	65,044
772	York Water Co. (The)	23,932

		804,189

Wireless Telecommunication Services (0.2%):
2,055	Boingo Wireless, Inc.*	50,902
4,154	Shenandoah Telecommunications Co.	149,544
1,649	Spok Holdings, Inc.	24,653
15,850	Sprint Corp.*^	77,348
5,738	Telephone & Data Systems, Inc.	160,836
7,271	T-Mobile US, Inc.*	443,821
782	United States Cellular Corp.*	31,429

		938,533

Total Common Stocks (Cost $444,070,454)		552,715,118

Preferred Stock (0.0%):
Media (0.0%):
742	GCI Liberty, Inc., Class A, 5.00%	17,326

Total Preferred Stock (Cost $6,073)		17,326

Rights (0.0%):
Biotechnology (0.0%):
2,582	Dyax Corp. CVR, Expires on 12/31/19*(a)(b)	8,263

Electrical Equipment (0.0%):
1,657	Babcock & Wilcox Enterprises, Inc., Expires on 4/11/18*^(a)(b)	3,178

Media (0.0%):
9,820	Media General, Inc. CVR, Expires on 12/31/49*(a)(b)	982

Total Rights (Cost $11,417)		12,423

Continued

AZL DFA U.S. Core Equity Fund

Schedule of Portfolio Investments

March 31, 2018 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Securities Held as Collateral for Securities on Loan (6.4%):
$35,508,700	AZL DFA U.S. Core Equity Fund Securities Lending Collateral Account(c)	35,508,700

Total Securities Held as Collateral for Securities on Loan (Cost $35,508,700)		35,508,700

Unaffiliated Investment Company (0.3%):
1,908,642	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 1.46%(d)	1,908,642

Total Unaffiliated Investment Company (Cost $1,908,642)		1,908,642

Total Investment Securities (Cost $481,505,286) - 106.4%		590,162,209
Net other assets (liabilities) - (6.4)%		(35,753,142)

Net Assets - 100.0%		$554,409,067

Percentages indicated are based on net assets as of March 31, 2018.

ADR    -    American Depositary Receipt

CVR    -    Contingency Valued Rights

*	Non-income producing security.
^	This security or a partial position of this security was on loan as of March 31, 2018. The total value of securities on loan as of March 31, 2018, was $35,066,156.
(a)	Security was valued in good faith pursuant to procedures approved by the Board of Trustees as of March 31, 2018. The total of all such securities represent 0.00% of the net assets of the fund.
(b)	The sub-adviser has deemed these securities to be illiquid based on procedures approved by the Board of Trustees. As of March 31, 2018, these securities represent 0.03% of the net assets of the Fund.
(c)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before March 31, 2018.
(d)	The rate represents the effective yield at March 31, 2018.

See accompanying notes to the schedules of portfolio investments.

AZL DFA U.S. Small Cap Fund

Schedule of Portfolio Investments

March 31, 2018 (Unaudited)

Shares		Fair Value
Common Stocks (99.7%):
Aerospace & Defense (1.7%):
1,397	AAR Corp.	$61,622
10,367	Aerojet Rocketdyne Holdings, Inc.*^	289,965
2,956	AeroVironment, Inc.*^	134,528
1,402	Air Industries Group, Inc.*	2,159
5,128	Arotech Corp.*	15,640
3,415	Astronics Corp.*	127,380
7,876	Axon Enterprise, Inc.*	309,606
685	CPI Aerostructures, Inc.*	6,679
4,064	Cubic Corp.^	258,470
387	Curtiss-Wright Corp.	52,272
766	Ducommun, Inc.*	23,271
3,343	Engility Holdings, Inc.*	81,569
1,175	Esterline Technologies Corp.*	85,951
3,376	Innovative Solutions & Support, Inc.*	11,917
6,646	KLX, Inc.*	472,264
11,071	Kratos Defense & Security Solutions, Inc.*^	113,921
4,348	Mercury Computer Systems, Inc.*^	210,095
4,281	Moog, Inc., Class A	352,797
66	Moog, Inc., Class B	4,999
947	National Presto Industries, Inc.^	88,781
590	Sparton Corp.*	10,272
7,022	The KEYW Holding Corp.*	55,193
6,548	Triumph Group, Inc.^	165,010
459	Vectrus, Inc.*	17,093
13,520	WESCO Aircraft Holdings, Inc.*^	138,580

		3,090,034

Air Freight & Logistics (0.5%):
492	Air T, Inc.*	12,300
7,991	Air Transport Services Group, Inc.*	186,350
1,862	Atlas Air Worldwide Holdings, Inc.*	112,558
4,235	Echo Global Logistics, Inc.*	116,886
4,353	Forward Air Corp.	230,100
5,582	Hub Group, Inc.*	233,607
2,028	Park-Ohio Holdings Corp.	78,788
5,212	Radiant Logistics, Inc.*	20,170

		990,759

Airlines (0.5%):
2,342	Allegiant Travel Co.^	404,112
7,320	Hawaiian Holdings, Inc.	283,284
1,113	SkyWest, Inc.	60,547
4,325	Spirit Airlines, Inc.*	163,399

		911,342

Auto Components (1.9%):
12,952	American Axle & Manufacturing Holdings, Inc.*^	197,129
7,311	Cooper Tire & Rubber Co.^	214,212
2,216	Cooper-Standard Holding, Inc.*	272,147
11,599	Dana Holding Corp.	298,790
4,979	Dorman Products, Inc.*	329,660
4,852	Fox Factory Holding Corp.*^	169,335
5,653	Gentherm, Inc.*	191,919
3,680	Horizon Global Corp.*	30,323
3,713	LCI Industries	386,710
7,745	Modine Manufacturing Co.*	163,807
2,866	Motorcar Parts of America, Inc.*^	61,418
1,992	Shiloh Industries, Inc.*	17,330
6,373	Spartan Motors, Inc.	109,616
3,444	Standard Motor Products, Inc.	163,831
5,329	Stoneridge, Inc.*	147,080
733	Strattec Security Corp.	26,645
4,822	Tenneco, Inc.	264,583
3,420	Tower International, Inc.	94,905
3,073	Visteon Corp.*	338,768

Shares		Fair Value
Common Stocks, continued
Auto Components, continued
4,313	VOXX International Corp.*^	$21,349

		3,499,557

Automobiles (0.1%):
4,607	Winnebago Industries, Inc.^	173,223

Banks (12.9%):
1,584	1st Constitution Bancorp	34,214
3,659	1st Source Corp.	185,219
2,359	Access National Corp.	67,302
410	ACNB Corp.	11,993
551	Allegiance Bancshares, Inc.*	21,572
1,339	American National Bankshares, Inc.	50,346
346	American River Bankshares	5,366
5,842	Ameris Bancorp	309,042
1,649	Ames National Corp.	45,348
294	Anchor Bancorp, Inc.*	7,203
1,706	Arrow Financial Corp.	57,919
9,134	Associated Banc-Corp.	226,980
794	Atlantic Capital Bancshares, Inc.*	14,371
13	Auburn National Bancorp, Inc.	497
6,594	Banc of California, Inc.	127,264
4,614	BancFirst Corp.	245,003
772	Bancorp of New Jersey, Inc.	12,854
9,752	Bancorp, Inc. (The)*	105,322
11,527	BancorpSouth Bank^	366,558
2,653	Bank of Commerce Holdings	30,907
3,143	Bank of Hawaii Corp.^	261,183
1,095	Bank of Marin Bancorp	75,500
441	Bank of South Carolina Corp.	8,908
3,835	Banner Corp.	212,804
2,449	Bar Harbor Bankshares	67,886
1,367	Bay Bancorp, Inc.*	18,386
595	BCB Bancorp, Inc.	9,312
4,723	Berkshire Hills Bancorp, Inc.	179,238
522	Blue Hills BanCorp, Inc.	10,884
13,042	Boston Private Financial Holdings, Inc.	196,282
2,206	Bridge Bancorp, Inc.	74,011
10,018	Brookline Bancorp, Inc.	162,292
2,742	Bryn Mawr Bank Corp.	120,511
74	C&F Financial Corp.	3,892
1,274	California First National Bancorp	20,129
2,359	Camden National Corp.	104,976
3,242	Capital City Bank Group, Inc.	80,240
1,218	Carolina Financial Corp.	47,843
9,831	Cathay General Bancorp	393,042
8,484	Centerstate Banks, Inc.	225,081
5,261	Central Pacific Financial Corp.	149,728
1,141	Central Valley Community Bancorp	22,318
511	Century Bancorp, Inc.	40,573
5,879	Chemical Financial Corp.	321,464
940	Chemung Financial Corp.	43,682
2,509	Citizens & Northern Corp.^	57,933
261	Citizens First Corp.	6,441
718	Citizens Holding Co.	15,724
2,264	City Holding Co.	155,220
797	Civista Bancshares, Inc.	18,219
2,720	CNB Financial Corp.	79,125
5,330	CoBiz Financial, Inc.	104,468
78	Codorus Valley Bancorp, Inc.	2,193
56	Colony Bankcorp, Inc.	907
8,792	Columbia Banking System, Inc.	368,823
5,723	Community Bank System, Inc.^	306,524
3,296	Community Bankers Trust Corp.*	29,664
2,232	Community Trust Bancorp, Inc.	100,886
525	Community West Bancshares	5,880
4,811	ConnectOne Bancorp, Inc.	138,557

Continued

AZL DFA U.S. Small Cap Fund

Schedule of Portfolio Investments

March 31, 2018 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Banks, continued
4,048	Customers Bancorp, Inc.*	$117,999
15,555	CVB Financial Corp.	352,165
130	DNB Financial Corp.	4,635
609	Eagle Bancorp Montana, Inc.	12,637
4,678	Eagle Bancorp, Inc.*	279,978
2,893	Enterprise Financial Services Corp.	135,682
300	Equity Bancshares, Inc.*	11,748
534	Evans Bancorp, Inc.	24,164
3,797	F.N.B. Corp.^	51,070
1,103	Farmers Capital Bank Corp.	44,065
2,582	Farmers National Banc Corp.	35,761
242	Fauquier Bankshares, Inc.	5,067
819	FCB Financial Holdings, Inc.*	41,851
3,915	Fidelity Southern Corp.	90,319
2,609	Financial Institutions, Inc.	77,226
3,866	First Bancorp	137,823
28,440	First Bancorp*	171,209
2,165	First Bancorp, Inc.	60,577
965	First Bancshares, Inc. (The)	31,121
5,871	First Busey Corp.	174,486
940	First Business Financial Services, Inc.	23,650
32	First Citizens BancShares, Inc., Class A	13,224
3,144	First Commonwealth Financial Corp.	44,425
3,014	First Community Bankshares	89,968
2,774	First Connecticut Bancorp, Inc.	71,014
9,298	First Financial Bancorp	272,896
9,006	First Financial Bankshares, Inc.^	416,977
1,800	First Financial Corp.	74,880
1,717	First Financial Northwest, Inc.	28,760
2,578	First Foundation, Inc.*	47,796
505	First Hawaiian, Inc.	14,054
4,458	First Interstate BancSystem, Class A	176,314
6,064	First Merchants Corp.	252,869
320	First Mid-Illinois Bancshares, Inc.	11,664
12,142	First Midwest Bancorp, Inc.	298,572
3,897	First of Long Island Corp. (The)	106,973
28	First Savings Financial Group	1,959
234	First United Corp.	4,493
908	First US Bancshares, Inc.	10,388
3,766	Flushing Financial Corp.	101,531
601	Franklin Financial Network, Inc.*	19,593
20,584	Fulton Financial Corp.	365,365
3,270	German American Bancorp, Inc.^	109,055
11,162	Glacier Bancorp, Inc.	428,397
2,005	Great Southern Bancorp, Inc.	100,150
1,784	Great Western Bancorp, Inc.	71,842
1,393	Green BanCorp, Inc.*	30,994
3,876	Guaranty Bancorp	109,885
2,152	Hancock Holding Co.	111,258
4,853	Hanmi Financial Corp.	149,230
846	Harborone BanCorp, Inc.*	14,940
39	Hawthorn Bancshares, Inc.	798
3,898	Heartland Financial USA, Inc.	206,789
4,457	Heritage Financial Corp.	136,384
5,806	Hertiage Commerce Corp.	95,683
15,083	Hilltop Holdings, Inc.	353,847
10,764	Home Bancshares, Inc.	245,527
3,318	Hometrust Bancshares, Inc.*	86,434
18,841	Hope BanCorp, Inc.	342,718
2,971	Horizon Bancorp	89,160
1,330	IBERIABANK Corp.	103,740
3,337	Independent Bank Corp.	238,762
3,196	Independent Bank Group, Inc.	225,957

Shares		Fair Value
Common Stocks, continued
Banks, continued
8,272	International Bancshares Corp.	$321,781
6,091	Lakeland Bancorp, Inc.	120,906
3,599	Lakeland Financial Corp.^	166,382
782	Landmark Bancorp, Inc.	22,678
1,512	LCNB Corp.	28,728
6,617	LegacyTexas Financial Group, Inc.	283,340
5,225	Macatawa Bank Corp.	53,661
1,048	Mackinac Financial Corp.	16,936
2,883	Mainsource Financial Group, Inc.	117,194
3,139	MB Financial, Inc.	127,067
1,565	MBT Financial Corp.	16,824
2,659	Mercantile Bank Corp.	88,412
442	Midland States BanCorp, Inc.	13,950
1,441	MidWestone Financial Group, Inc.	47,971
892	MutualFirst Financial, Inc.	32,335
4,074	National Bank Holdings Corp.	135,461
1,069	National Bankshares, Inc.	48,158
410	National Commerce Corp.*	17,856
5,239	NBT Bancorp, Inc.	185,880
378	Nicolet Bankshares, Inc.*^	20,816
1,136	Northeast Bancorp^	23,288
657	Northrim Bancorp, Inc.	22,699
609	Norwood Financial Corp.	18,325
7,468	OFG Bancorp	78,041
183	Ohio Valley Banc Corp.	7,659
2,029	Old Line Bancshares, Inc.^	66,957
18,186	Old National Bancorp	307,343
1,004	Old Point Financial Corp.	26,486
3,314	Old Second Bancorp, Inc.	46,065
1,178	Opus Bank	32,984
1,398	Orrstown Financial Services, Inc.	33,762
1,718	Pacific Mercantile Bancorp*	16,407
4,430	Pacific Premier Bancorp, Inc.*	178,086
2,017	Park National Corp.	209,284
1,353	Parke Bancorp, Inc.	28,142
2,884	Peapack-Gladstone Financial Corp.	96,297
968	Penns Woods Bancorp, Inc.	40,956
434	Peoples Bancorp of NC	13,332
3,066	Peoples Bancorp, Inc.	108,690
452	People’s Utah BanCorp	14,600
3,073	Popular, Inc.	127,898
1,000	Porter Bancorp, Inc.*	13,700
2,285	Preferred Bank Los Angeles	146,697
955	Premier Financial Bancorp, Inc.	17,773
1,118	QCR Holdings, Inc.	50,142
5,547	Renasant Co.	236,080
2,499	Republic Bancorp, Inc., Class A	95,712
6,466	Republic First Bancorp, Inc.*	56,254
4,465	S & T Bancorp, Inc.	178,332
320	Salisbury Bancorp, Inc.	14,400
4,027	Sandy Spring Bancorp, Inc.	156,087
552	SB Financial Group, Inc.	10,157
6,202	Seacoast Banking Corp.*	164,167
1,252	Select Bancorp, Inc.*	16,727
3,209	ServisFirst Bancshares, Inc.^	130,991
2,325	Shore Bancshares, Inc.	43,850
2,333	Sierra Bancorp	62,151
11,360	Simmons First National Corp., Class A^	323,192
4,213	South State Corp.	359,369
562	Southern First Bancshares, Inc.*	25,009
2,309	Southern National Bancorp^	36,575
4,453	Southside Bancshares, Inc.	154,697
88	Southwest Georgia Financial Corp.	1,831
4,994	State Bank Financial Corp.	149,870
29,110	Sterling Bancorp	656,430

Continued

AZL DFA U.S. Small Cap Fund

Schedule of Portfolio Investments

March 31, 2018 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Banks, continued
690	Stewardship Financial Corp.	$7,728
3,509	Stock Yards Bancorp, Inc.^	123,166
682	Summit Financial Group, Inc.	17,057
1,203	Summit State Bank	16,120
625	Sussex Bancorp	19,000
21,638	TCF Financial Corp.	493,562
1,070	Texas Capital Bancshares, Inc.*	96,193
2,166	Tompkins Financial Corp.	164,096
8,934	TowneBank	255,512
3,566	TriCo Bancshares	132,727
4,406	Tristate Capital Holdings, Inc.*	102,440
598	Triumph BanCorp, Inc.*	24,638
8,369	Trustmark Corp.	260,778
98	Two River Bancorp	1,769
3,397	UMB Financial Corp.	245,909
6,555	Union Bankshares Corp.	240,634
249	Union Bankshares, Inc.^	12,649
450	United Bancshares, Inc.	9,720
4,132	United Bankshares, Inc.	145,653
3,612	United Community Banks, Inc.	114,320
916	United Security Bancshares	9,847
42	Unity Bancorp, Inc.	924
3,568	Univest Corp.	98,834
25,496	Valley National Bancorp^	317,680
788	Veritex Holdings, Inc.*	21,804
2,567	Washington Trust Bancorp	137,976
127	Wellesley Bank	3,905
5,611	WesBanco, Inc.^	237,345
2,806	West Bancorp	71,834
3,781	Westamerica Bancorp^	219,600
2,060	Wintrust Financial Corp.	177,263

		23,969,020

Beverages (0.4%):
547	Boston Beer Co., Inc. (The), Class A*	103,410
1,011	Coca-Cola Bottling Co. Consolidated	174,569
1,920	Craft Brewers Alliance, Inc.*	35,712
2,640	MGP Ingredients, Inc.	236,518
2,691	National Beverage Corp.	239,553
1,846	Primo Water Corp.*	21,617
985	Willamette Valley Vineyards, Inc.*	7,742

		819,121

Biotechnology (1.2%):
5,582	Achillion Pharmaceuticals, Inc.*	20,709
4,449	Acorda Therapeutics, Inc.*^	105,219
1,905	Alder Biopharmaceuticals, Inc.*	24,194
1,397	AMAG Pharmaceuticals, Inc.*	28,150
3,846	Aptevo Therapeutics, Inc.*	12,576
2,829	Atara Biotherapeutics, Inc.*^	110,331
3,900	Atyr Pharma, Inc.*	10,335
1,280	Biospecifics Technologies Corp.*	56,755
6,042	Celldex Theraputics, Inc.*	14,078
4,691	Chimerix, Inc.*	24,393
1,046	Concert Pharmaceuticals, Inc.*	23,953
6,811	Emergent Biosolutions, Inc.*	358,598
2,615	Enanta Pharmaceuticals, Inc.*^	211,580
2,224	Five Prime Therapeutics, Inc.*^	38,208
3,181	Halozyme Therapeutics, Inc.*	62,316
592	ImmuCell Corp.*	4,144
2,838	Karyopharm Therapeutics, Inc.*	38,086
2,769	Kindred Biosciences, Inc.*	23,952
742	Ligand Pharmaceuticals, Inc., Class B*	122,549
1,612	Macrogenics, Inc.*	40,558

Shares		Fair Value
Common Stocks, continued
Biotechnology, continued
3,803	Mimedx Group, Inc.*^	$26,507
2,500	Mirati Therapeutics, Inc.*	76,750
9,783	Myriad Genetics, Inc.*	289,087
19,735	OPKO Health, Inc.*^	62,560
2,308	Otonomy, Inc.*	9,694
19,091	PDL BioPharma, Inc.*^	56,128
1,429	Pfenex, Inc.*	8,574
1,357	Recro Pharma, Inc.*	14,941
858	Repligen Corp.*	31,042
3,247	Retrophin, Inc.*	72,603
2,100	Spectrum Pharmaceuticals, Inc.*^	33,789
1,000	Syndax Pharmaceuticals, Inc.*	14,230
7,380	Trevena, Inc.*	12,103
6,962	Verastem, Inc.*	20,747
3,399	Zafgen, Inc.*	25,323

		2,084,762

Building Products (1.9%):
7,376	AAON, Inc.^	287,664
5,005	Advanced Drainage Systems, Inc.^	129,630
2,533	American Woodmark Corp.*	249,374
4,114	Apogee Enterprises, Inc.^	178,342
3,226	Armstrong Flooring, Inc.*	43,777
6,018	Armstrong World Industries, Inc.*	338,813
14,981	Builders FirstSource, Inc.*	297,223
1,725	Continental Building Products, Inc.*	49,249
308	Continental Materials Corp.*	6,006
815	Csw Industrials, Inc.*	36,716
1,117	Gibraltar Industries, Inc.*	37,810
3,294	Insteel Industries, Inc.^	91,013
10,561	NCI Building Systems, Inc.*	186,930
3,771	Patrick Industries, Inc.*^	233,236
8,952	PGT, Inc.*	166,955
10,040	Ply Gem Holdings, Inc.*	216,864
4,793	Quanex Building Products Corp.	83,398
7,059	Simpson Manufacturing Co., Inc.	406,528
4,288	Trex Co., Inc.*	466,405
1,413	Universal Forest Products, Inc.	45,852

		3,551,785

Capital Markets (1.6%):
3,202	Artisan Partners Asset Management, Inc., Class A	106,627
16,159	BGC Partners, Inc., Class A	217,338
5,851	BrightSphere Investment Group plc	92,212
6,803	Cohen & Steers, Inc.^	276,609
473	Diamond Hill Investment Group	97,703
2,638	Donnelley Financial Solutions, Inc.*	45,294
7,007	Federated Investors, Inc., Class B^	234,033
3,639	Financial Engines, Inc.	127,365
8,015	Gain Capital Holdings, Inc.^	54,101
1,201	GAMCO Investors, Inc., Class A	29,821
3,795	Greenhill & Co., Inc.	70,208
211	Hennessy Advisors, Inc.	4,072
1,116	Houlihan Lokey, Inc.	49,774
7,395	Interactive Brokers Group, Inc., Class A^	497,239
2,582	INTL FCStone, Inc.*	110,200
1,911	Investment Technology Group, Inc.	37,723
34,837	Ladenburg Thalmann Financial Services, Inc.	113,917
422	LPL Financial Holdings, Inc.	25,772
2,775	Manning & Napier, Inc.	9,713
1,649	Moelis & Co., Class A	83,852
1,971	Morningstar, Inc.	188,270
2,541	Oppenheimer Holdings, Class A	65,431
806	PJT Partners, Inc.	40,381

Continued

AZL DFA U.S. Small Cap Fund

Schedule of Portfolio Investments

March 31, 2018 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Capital Markets, continued
2,624	Pzena Investment Management, Inc.	$29,205
3,824	Safeguard Scientifics, Inc.*	46,844
1,619	Silvercrest Asset Management Group, Inc., Class A	24,609
3,105	Stifel Financial Corp.	183,909
207	Value Line, Inc.	3,788
345	Virtus Investment Partners, Inc.	42,711
1,478	Westwood Holdings, Inc.	83,492
18,068	WisdomTree Investments, Inc.	165,684

		3,157,897

Chemicals (2.6%):
4,314	A. Schulman, Inc.	185,502
3,852	Advansix, Inc.*	133,973
4,305	American Vanguard Corp.	86,961
4,463	Balchem Corp.	364,851
3,659	Cabot Corp.	203,879
1,192	Chase Corp.	138,808
1,403	Core Molding Technologies, Inc.	25,015
2,886	Ferro Corp.*	67,013
2,318	Flotek Industries, Inc.*	14,140
7,277	Futurefuel Corp.	87,251
3,321	GCP Applied Technologies, Inc.*	96,475
7,303	H.B. Fuller Co.	363,179
1,335	Hawkins, Inc.	46,925
796	Ingevity Corp.*	58,657
2,429	Innophos Holdings, Inc.	97,670
3,359	Innospec, Inc.	230,427
14,475	Intrepid Potash, Inc.*	52,689
2,103	KMG Chemicals, Inc.	126,075
638	Koppers Holdings, Inc.*	26,222
4,651	Kraton Performance Polymers, Inc.*	221,899
6,883	Kronos Worldwide, Inc.	155,556
4,373	LSB Industries, Inc.*	26,806
5,078	Minerals Technologies, Inc.	339,972
893	Northern Technologies International Corp.	20,093
6,607	Omnova Solutions, Inc.*	69,374
18,384	Platform Speciality Products Corp.*	177,038
3,797	PolyOne Corp.	161,448
1,959	Quaker Chemical Corp.^	290,187
5,893	Rayonier Advanced Materials, Inc.^	126,523
1,833	Sensient Technologies Corp.^	129,373
2,991	Stepan Co.	248,791
279	TOR Minerals International, Inc.*^	1,046
3,421	Trecora Resources*	46,526
1,788	Tredegar Corp.	32,095
2,135	Trinseo SA	158,097
10,917	Tronox, Ltd., Class A	201,309

		4,811,845

Commercial Services & Supplies (3.2%):
7,546	ABM Industries, Inc.^	252,640
16,494	ACCO Brands Corp.	207,000
675	Acme United Corp.	14,067
1,580	AMREP Corp.*^	11,360
8,754	ARC Document Solutions, Inc.*	19,259
6,658	Brady Corp., Class A	247,345
6,662	Brink’s Co. (The)	475,333
6,301	Casella Waste Systems, Inc.*	147,317
5,965	CECO Environmental Corp.	26,544
5,239	Civeo Corp.*	19,751
2,332	Clean Harbors, Inc.*	113,825
325	CompX International, Inc.	4,485
19,019	Covanta Holding Corp.^	275,776
1,356	Deluxe Corp.^	100,358

Shares		Fair Value
Common Stocks, continued
Commercial Services & Supplies, continued
535	Ecology and Environment, Inc., Class A	$6,206
1,100	Ennis, Inc.	21,670
6,386	Essendant, Inc.	49,811
3,351	Healthcare Services Group, Inc.	145,701
8,377	Herman Miller, Inc.	267,645
6,253	HNI Corp.	225,671
3,277	Hudson Technologies, Inc.*^	16,188
5,892	InnerWorkings, Inc.*	53,323
9,267	Interface, Inc.	233,528
4,059	Intersections, Inc.*	6,616
5,879	Kimball International, Inc., Class B	100,178
7,373	Knoll, Inc.	148,861
1,430	LSC Communications, Inc.	24,954
4,706	Matthews International Corp., Class A	238,124
3,955	McGrath Rentcorp	212,344
5,923	Mobile Mini, Inc.	257,651
4,416	MSA Safety, Inc.	367,588
2,406	Multi-Color Corp.^	158,916
2,566	NL Industries, Inc.*	20,143
2,198	Perma-Fix Environmental Services, Inc.*	9,122
4,293	Pitney Bowes, Inc.	46,751
5,379	Quad Graphics, Inc.	136,358
3,757	SP Plus Corp.*	133,749
11,600	Steelcase, Inc., Class A	157,760
5,115	Team, Inc.*	70,331
7,581	Tetra Tech, Inc.	371,089
1,838	UniFirst Corp.	297,113
3,362	US Ecology, Inc.	179,195
3,364	Virco Manufacturing Co.	13,792
1,896	Vse Corp.	98,061

		5,983,499

Communications Equipment (1.5%):
7,162	ADTRAN, Inc.	111,369
1,444	Applied Optoelectronics, Inc.*^	36,187
254	Bel Fuse, Inc., Class A	4,191
1,595	Bel Fuse, Inc., Class B	30,146
2,711	Black Box Corp.	5,422
5,439	CalAmp Corp.*	124,444
7,919	Calix, Inc.*	54,245
12,737	Ciena Corp.*	329,887
980	Clearfield, Inc.*	12,642
1,808	ClearOne, Inc.	14,374
316	Communications Systems, Inc.	1,160
2,902	Comtech Telecommunications Corp.	86,741
2,559	Digi International, Inc.*	26,358
6,028	EMCORE Corp.*	34,360
6,773	Extreme Networks, Inc.*	74,977
13,656	Finisar Corp.*^	215,901
12,360	Harmonic, Inc.*^	46,968
6,890	Infinera Corp.*	74,825
4,172	InterDigital, Inc.	307,059
3,225	KVH Industries, Inc.*	33,379
2,668	Lumentum Holdings, Inc.*^	170,218
3,933	NETGEAR, Inc.*	224,968
7,359	NetScout Systems, Inc.*	193,910
2,391	Network-1 Technologies, Inc.	6,336
4,083	Oclaro, Inc.*	39,033
131	Optical Cable Corp.*	380
4,065	Plantronics, Inc.	245,404
900	RELM Wireless Corp.	3,555
6,923	Ribbon Communications, Inc.*	35,307
1,207	ViaSat, Inc.*^	79,324

Continued

AZL DFA U.S. Small Cap Fund

Schedule of Portfolio Investments

March 31, 2018 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Communications Equipment, continued
8,844	Viavi Solutions, Inc.*^	$85,964

		2,709,034

Construction & Engineering (1.3%):
5,275	Ameresco, Inc., Class A*	68,575
1,970	Argan, Inc.	84,612
2,603	Chicago Bridge & Iron Co. NV^	37,483
5,817	Comfort Systems USA, Inc.	239,951
4,203	Dycom Industries, Inc.*	452,368
1,913	EMCOR Group, Inc.	149,080
5,482	Granite Construction, Inc.	306,225
2,621	Great Lakes Dredge & Dock Co.*^	12,057
1,979	IES Holdings, Inc.*	29,982
19,282	KBR, Inc.	312,176
2,462	Layne Christensen Co.*	36,733
1,539	MasTec, Inc.*	72,410
2,719	MYR Group, Inc.*	83,800
1,479	Northwest Pipe Co.*	25,587
1,180	NV5 Holdings, Inc.*	65,785
5,203	Orion Marine Group, Inc.*	34,288
1,563	Primoris Services Corp.	39,044
3,151	Sterling Construction Co., Inc.*	36,110
4,317	The Goldfield Corp.*	16,620
776	Tutor Perini Corp.*	17,111
2,416	Valmont Industries, Inc.	353,460

		2,473,457

Construction Materials (0.1%):
1,925	Summit Materials, Inc., Class A*	58,289
2,142	U.S. Concrete, Inc.*	129,376
720	U.S. Lime & Minerals, Inc.	52,690

		240,355

Consumer Finance (1.1%):
195	Asta Funding, Inc.	722
2,191	Atlanticus Holdings Corp.*	4,689
5,088	Consumer Portfolio Services, Inc.*	19,182
3,868	Encore Capital Group, Inc.*^	174,834
5,261	Enova International, Inc.*	116,005
8,075	EZCORP, Inc., Class A*^	106,590
7,082	Firstcash, Inc.	575,412
3,061	Green Dot Corp., Class A*	196,394
10,795	LendingClub Corp.*	37,783
11,480	Navient Corp.	150,618
4,135	Nelnet, Inc., Class A	216,714
1,556	Nicholas Financial, Inc.*	14,113
6,526	PRA Group, Inc.*^	247,987
1,376	Regional Mgmt Corp.*	43,812
1,276	World Acceptance Corp.*	134,363

		2,039,218

Containers & Packaging (0.3%):
3,300	Greif, Inc., Class A	172,424
1,290	Greif, Inc., Class B	75,143
5,009	Myers Industries, Inc.	105,940
5,954	Owens-Illinois, Inc.*	128,964
4,520	Silgan Holdings, Inc.^	125,882
1,332	UFP Technologies, Inc.*	39,294

		647,647

Distributors (0.1%):
12	AMCON Distributing Co.	1,080
6,735	Core Markt Holdngs Co., Inc.	143,186
813	Educational Development Corp.*	20,325
1,655	Weyco Group, Inc.^	55,608

		220,199

Diversified Consumer Services (1.3%):
6,497	Adtalem Global Education, Inc.*^	308,932
2,153	American Public Education, Inc.*	92,579

Shares		Fair Value
Common Stocks, continued
Diversified Consumer Services, continued
1,526	Ascent Capital Group, Inc.*	$5,616
3,362	Bridgepoint Education, Inc.*	22,660
6,775	Cambium Learning Group, Inc.*	75,880
1,825	Capella Education Co.	159,414
12,265	Career Education Corp.*	161,162
2,338	Carriage Services, Inc.	64,669
1,667	Collectors Universe, Inc.	26,189
224	Graham Holdings Co., Class B	134,904
3,948	Grand Canyon Education, Inc.*	414,224
4,931	Houghton Mifflin Harcourt Co.*	34,270
5,615	K12, Inc.*	79,621
2,183	Liberty Tax, Inc.	22,048
2,561	Regis Corp.*	38,748
6,837	Sotheby’s*^	350,806
1,599	Strayer Education, Inc.^	161,579
5,156	Universal Technical Institute, Inc.*	15,159
4,172	Weight Watchers International, Inc.*	265,840

		2,434,300

Diversified Financial Services (0.1%):
2,417	Marlin Business Services, Inc.	68,522
6,056	NewStar Financial, Inc.(a)(b)	2,981
3,566	PICO Holdings, Inc.	40,831
2,849	Tiptree Financial, Inc., Class A	18,091

		130,425

Diversified Telecommunication Services (0.6%):
2,311	ATN International, Inc.	137,782
7,179	Cincinnati Bell, Inc.*	99,429
6,360	Cogent Communications Group, Inc.^	276,024
5,491	Consolidated Communications Holdings, Inc.	60,181
2,168	Hawaiian Telcom Holdco, Inc.*	57,842
4,115	IDT Corp.	25,801
6,073	Intelsat S.A.*^	22,834
13,452	Iridium Communications, Inc.*	151,335
8,713	Orbcomm, Inc.*^	81,641
13,169	Vonage Holdings Corp.*	140,250
21,927	Windstream Holdings, Inc.	30,917

		1,084,036

Electric Utilities (0.9%):
2,042	ALLETE, Inc.	147,535
5,690	El Paso Electric Co.	290,190
3,043	Genie Energy, Ltd., Class B	15,185
1,664	Hawaiian Electric Industries, Inc.^	57,208
649	IDACORP, Inc.	57,287
5,326	MGE Energy, Inc.	298,789
5,364	Otter Tail Power Co.	232,529
11,312	PNM Resources, Inc.	432,684
4,234	Portland General Electric Co.	171,519

		1,702,926

Electrical Equipment (0.8%):
1,690	Allied Motion Technologies, Inc.	67,178
547	American Electric Technologies, Inc.*	602
634	Atkore International Group, Inc.*	12,585
4,008	AZZ, Inc.^	175,150
3,839	Babcock & Wilcox Enterprises, Inc.*	16,776
2,636	Encore Wire Corp.	149,461
5,838	EnerSys	404,981
411	Espey Manufacturing & Electronics Corp.	10,768
2,200	Fuelcell Energy, Inc.*	3,806
3,351	Generac Holdings, Inc.*	153,844
1,929	General Cable Corp.^	57,098

Continued

AZL DFA U.S. Small Cap Fund

Schedule of Portfolio Investments

March 31, 2018 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Electrical Equipment, continued
4,534	LSI Industries, Inc.	$36,771
53	Pioneer Power Solutions, Inc.*	337
569	Powell Industries, Inc.	15,272
2,209	Power Solutions International, Inc.*^	16,347
864	Preformed Line Products Co.	56,238
3,194	Regal-Beloit Corp.	234,280
75	Servotronics, Inc.	743
5,525	Thermon Group Holdings, Inc.*	123,815
3,104	Ultralife Corp.*	31,040

		1,567,092

Electronic Equipment, Instruments & Components (2.9%):
2,011	ADDvantage Technologies Group, Inc.*	2,574
994	Agilysys, Inc.*	11,848
3,997	Anixter International, Inc.*	302,773
13,908	AVX Corp.	230,177
3,861	Badger Meter, Inc.^	182,046
1,972	Belden, Inc.	135,950
896	Benchmark Electronics, Inc.	26,746
3,741	Control4 Corp.*^	80,357
4,147	CUI Global, Inc.*^	10,782
8,032	Daktronics, Inc.	70,762
1,365	Data I/O Corp.*	10,156
5,745	Electro Scientific Industries, Inc.*^	111,051
4,550	Fabrinet*^	142,779
2,053	FARO Technologies, Inc.*	119,895
640	Frequency Electronics, Inc.*	5,600
646	IEC Electronics Corp.*	2,903
8,062	II-VI, Inc.*^	329,735
1,303	Insight Enterprises, Inc.*	45,514
199	IntriCon Corp.*	3,980
4,855	Itron, Inc.*	347,374
8,386	KEMET Corp.*	152,038
2,556	Kimball Electronics, Inc.*	41,279
12,427	Knowles Corp.*^	156,456
1,483	Littlelfuse, Inc.	308,731
450	Mesa Labs, Inc.^	66,798
4,775	Methode Electronics, Inc., Class A	186,703
2,201	MTS Systems Corp.	113,682
2,608	Napco Security Technologies, Inc.*	30,514
4,565	Novanta, Inc.*	238,065
2,432	OSI Systems, Inc.*	158,737
3,068	PAR Technology Corp.*	43,228
2,564	Park Electrochemical Corp.^	43,178
400	PC Connection, Inc.	10,000
1,746	PCM, Inc.*^	14,492
1,875	Perceptron, Inc.*	16,031
4,056	Plexus Corp.*	242,265
1,727	RF Industries, Ltd.	7,944
2,724	Rogers Corp.*	325,627
9,534	Sanmina Corp.*^	249,314
3,045	ScanSource, Inc.*	108,250
146	SYNNEX Corp.	17,286
2,017	Systemax, Inc.	57,585
2,482	Tech Data Corp.*	211,293
12,240	TTM Technologies, Inc.*^	187,150
3,719	VeriFone Systems, Inc.*	57,198
7,410	Vishay Intertechnology, Inc.	137,826
989	Wayside Technology Group, Inc.	12,857
3,952	Wireless Telecom Group, Inc.*	9,643

		5,377,172

Energy Equipment & Services (1.6%):
3,965	Archrock, Inc.^	34,694
1,261	Basic Energy Services, Inc.*	18,209

Shares		Fair Value
Common Stocks, continued
Energy Equipment & Services, continued
2,172	Bristow Group, Inc.^	$28,236
1,388	Dawson Geophysical Co.*	9,355
4,461	Diamond Offshore Drilling, Inc.*^	65,398
4,550	Dril-Quip, Inc.*^	203,840
26,896	Ensco plc, Class A, ADR	118,073
3,837	Era Group, Inc.*	35,876
4,307	Exterran Corp.*	114,997
14,952	Forum Energy Technologies, Inc.*^	164,472
3,592	Frank’s International NV	19,505
1,260	Geospace Technologies Corp.*^	12,436
2,641	Gulf Island Fabrication, Inc.^	18,751
6,137	Helix Energy Solutions Group, Inc.*	35,533
1,321	Hornbeck Offshore Services, Inc.*^	3,844
4,480	Matrix Service Co.*	61,376
39,348	McDermott International, Inc.*	239,629
24,731	Nabors Industries, Ltd.	172,870
2,316	Natural Gas Services Group*	55,237
14,128	Newpark Resources, Inc.*^	114,437
18,346	Noble Corp. plc*	68,064
495	Nordic American Offshore, Ltd.^	545
10,150	Oceaneering International, Inc.	188,181
3,039	Oil States International, Inc.*^	79,622
23,169	Parker Drilling Co.*	14,712
606	Patterson-UTI Energy, Inc.	10,611
2,412	PHI, Inc.*	24,699
11,895	Pioneer Energy Services Corp.*	32,117
1,757	Rignet, Inc.*	23,895
16,158	Rowan Cos. plc, Class A*	186,463
1,381	RPC, Inc.	24,899
565	SEACOR Holdings, Inc.	28,872
567	SEACOR Marine Holdings, Inc.*^	10,784
14,153	Superior Energy Services, Inc.*	119,310
5,480	TETRA Technologies, Inc.*	20,550
31,361	Transocean, Ltd.*^	310,474
5,730	U.S. Silica Holdings, Inc.^	146,230
3,954	Unit Corp.*^	78,131

		2,894,927

Equity Real Estate Investment Trusts (0.0%):
1,024	Potlatch Corp.	53,299

Food & Staples Retailing (0.7%):
4,717	Chefs’ Warehouse, Inc.*^	108,491
2,510	Ingles Markets, Inc., Class A^	84,964
4,259	Natural Grocers by Vitamin Cottage, Inc.*	30,494
2,612	Performance Food Group Co.*	77,968
4,174	PriceSmart, Inc.^	348,737
6,101	Rite Aid Corp.*	10,250
1,565	Smart & Final Stores, Inc.*	8,686
200	SpartanNash Co.	3,442
2,648	Sprouts Farmers Market, Inc.*^	62,149
5,346	SUPERVALU, Inc.*	81,420
1,576	The Andersons, Inc.	52,166
3,444	United Natural Foods, Inc.*^	147,885
1,832	Village Super Market, Inc., Class A^	48,310
3,750	Weis Markets, Inc.^	153,674

		1,218,636

Food Products (1.3%):
8,875	B&G Foods, Inc.^	210,338
2,290	Calavo Growers, Inc.	211,138
5,334	Cal-Maine Foods, Inc.*	233,096
1,318	Coffee Holding Co., Inc.*	5,733
10,642	Darling International, Inc.*	184,107
13,942	Dean Foods Co.	120,180
2,411	Farmer Brothers Co.*	72,812

Continued

AZL DFA U.S. Small Cap Fund

Schedule of Portfolio Investments

March 31, 2018 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Food Products, continued
1,520	Flowers Foods, Inc.	$33,227
1,800	Fresh Del Monte Produce, Inc.^	81,432
4,577	Hostess Brands, Inc.*	67,694
2,736	J & J Snack Foods Corp.	373,627
470	John B Sanfilippo And Son, Inc.^	27,199
2,662	Lancaster Colony Corp.^	327,799
2,754	Landec Corp.*^	35,940
2,658	Limoneira Co.^	63,074
1,220	Rocky Mountain Chocolate Factory, Inc.	14,677
2,912	Sanderson Farms, Inc.^	346,586
927	Seneca Foods Corp., Class A*	25,678
12	Seneca Foods Corp., Class B*(b)	334
5,048	Tootsie Roll Industries, Inc.^	148,659
236	TreeHouse Foods, Inc.*^	9,032

		2,592,362

Gas Utilities (1.3%):
2,387	Chesapeake Utilities Corp.	167,925
9,297	New Jersey Resources Corp.	372,810
4,067	Northwest Natural Gas Co.	234,463
4,274	ONE Gas, Inc.	282,169
118	RGC Resources, Inc.	2,997
8,560	South Jersey Industries, Inc.	241,050
4,131	Southwest Gas Corp.	279,380
6,439	Spire, Inc.	465,539
5,195	WGL Holdings, Inc.	434,562

		2,480,895

Health Care Equipment & Supplies (3.1%):
3,410	Abaxis, Inc.^	240,814
6,691	Accuray, Inc.*^	33,455
1,571	Analogic Corp.	150,659
6,050	AngioDynamics, Inc.*	104,363
2,261	Anika Therapeutics, Inc.*	112,417
263	Atrion Corp.	166,032
4,084	Cantel Medical Corp.	454,998
629	CONMED Corp.	39,835
5,343	CryoLife, Inc.*	107,127
875	Cutera, Inc.*	43,969
1,118	Elctromed, Inc.*	5,981
7,646	Globus Medical, Inc., Class A*	380,924
6,166	Haemonetics Corp.*	451,105
5,712	Halyard Health, Inc.*	263,209
1,152	ICU Medical, Inc.*	290,765
1,629	Inogen, Inc.*	200,106
3,861	Integer Holdings Corp.*	218,340
3,897	Integra LifeSciences Holdings Corp.*	215,660
5,763	Invacare Corp.	100,276
2,006	IRIDEX Corp.*	11,474
249	Kewaunee Scientific CP	8,478
3,514	Lantheus Holdings, Inc.*	55,873
2,690	LeMaitre Vascular, Inc.	97,459
2,976	LivaNova plc*	263,376
1,473	Masimo Corp.*	129,550
6,577	Meridian Bioscience, Inc.^	93,393
5,338	Merit Medical Systems, Inc.*	242,078
3,498	Natus Medical, Inc.*^	117,708
2,513	Neogen Corp.*	168,346
4,707	NuVasive, Inc.*	245,752
3,020	Nuvectra Corp.*	39,320
8,935	OraSure Technologies, Inc.*	150,912
2,682	Orthofix International NV*	157,648
920	Quidel Corp.*	47,665
10,930	RTI Surgical, Inc.*	50,278
2,363	SeaSpine Holdings Corp.*	23,961
2,431	Surmodics, Inc.*	92,500

Shares		Fair Value
Common Stocks, continued
Health Care Equipment & Supplies, continued
3,600	TransEnterix, Inc.*^	$6,120
554	Utah Medical Products, Inc.	54,763

		5,636,689

Health Care Providers & Services (2.5%):
1,781	Aac Holdings, Inc.*	20,446
2,396	Acadia Healthcare Co., Inc.*^	93,875
5,540	Aceto Corp.^	42,104
1,870	Addus HomeCare Corp.*	90,976
2,004	Almost Family, Inc.	112,224
3,654	Amedisys, Inc.*	220,482
536	American Renal Associates Holdings, Inc.*	10,104
7,081	AMN Healthcare Services, Inc.*^	401,846
1,753	BioScrip, Inc.*	4,312
3,573	BioTelemetry, Inc.*^	110,942
12,012	Brookdale Senior Living, Inc.*	80,601
3,946	Capital Senior Living Corp.*	42,420
1,512	Chemed Corp.	412,563
1,432	Civitas Solutions, Inc.*	22,053
7,874	Community Health Systems, Inc.*^	31,181
2,726	CorVel Corp.*	137,799
2,958	Cross Country Healthcare, Inc.*	32,863
2,588	Diplomat Pharmacy, Inc.*^	52,148
7,737	Ensign Group, Inc. (The)	203,483
873	Envision Healthcare Corp.*	33,549
1,905	Five Star Quality Care, Inc.*	2,477
2,852	HealthEquity, Inc.*^	172,660
3,529	InfuSystems Holdings, Inc.*	10,234
6,484	Kindred Healthcare, Inc.	59,329
2,850	LHC Group, Inc.*	175,446
1,982	LifePoint Hospitals, Inc.*	93,154
3,561	Magellan Health Services, Inc.*	381,383
2,158	National Healthcare Corp.	128,682
1,920	National Research Corp.	56,160
680	National Research Corp., Class A	32,980
9,789	Nobilis Health Corp.*	16,152
9,250	Owens & Minor, Inc.	143,838
3,316	Patterson Cos., Inc.^	73,715
2,021	Providence Service Corp.*	139,732
1,080	Psychemedics Corp.	22,334
5,645	Quorum Health Corp.*^	46,176
5,301	R1 RCM, Inc.*	37,849
8,313	RadNet, Inc.*	119,707
18,186	Select Medical Holdings Corp.*	313,709
3,743	Tenet Healthcare Corp.*	90,768
5,590	Tivity Health, Inc.*	221,644
3,389	Triple-S Management Corp., Class B*	88,588
1,714	U.S. Physical Therapy, Inc.	139,348

		4,722,036

Health Care Technology (0.5%):
27,450	Allscripts Healthcare Solutions, Inc.*	339,008
2,108	Computer Programs & Systems, Inc.	61,554
3,225	Cotiviti Holdings, Inc.*	111,069
564	Evolent Health, Inc., Class A*^	8,037
2,627	HealthStream, Inc.	65,228
3,326	HMS Holdings Corp.*	56,010
1,027	Inovalon Holdings, Inc., Class A*	10,886
558	Micron Solutions, Inc.*	2,126
4,179	Omnicell, Inc.*^	181,369
9,796	Quality Systems, Inc.*	133,715
3,115	Simulations Plus, Inc.^	45,946

		1,014,948

Continued

AZL DFA U.S. Small Cap Fund

Schedule of Portfolio Investments

March 31, 2018 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Hotels, Restaurants & Leisure (3.4%):
12,956	Belmond, Ltd., Class A*	$144,459
37	Biglari Holdings, Inc.*	15,111
2,915	BJ’s Restaurants, Inc.^	130,884
13,769	Bloomin’ Brands, Inc.	334,311
3,066	Bravo Brio Restaurant Group, Inc.*	12,264
2,784	Brinker International, Inc.^	100,502
4,497	Carrols Restaurant Group, Inc.*	50,366
4,585	Century Casinos, Inc.*	34,204
6,259	Cheesecake Factory, Inc. (The)	301,809
3,482	Choice Hotels International, Inc.	279,082
2,799	Chuy’s Holdings, Inc.*^	73,334
845	Cracker Barrel Old Country Store, Inc.^	134,524
3,275	Dave & Buster’s Entertainment, Inc.*^	136,699
2,754	Del Frisco’s Restaurant Group, Inc.*	41,999
2,980	del Taco Restaurants, Inc.*	30,873
11,187	Denny’s Corp.*	172,615
1,476	DineEquity, Inc.	96,796
3,712	Dover Motorsports, Inc.	7,795
3,973	Drive Shack, Inc.	18,991
2,394	El Pollo Loco Holdings, Inc.*	22,743
2,209	Eldorado Resorts, Inc.*	72,897
1,421	Famous Dave’s of America, Inc.*	10,089
4,357	Fiesta Restaurant Group, Inc.*	80,605
378	Flanigan’s Enterprises, Inc.	9,072
608	Habit Restaurants, Inc. (The), Class A*	5,350
11,024	Ilg, Inc.	342,957
3,548	Jack in the Box, Inc.	302,751
1,168	Kona Grill, Inc.*^	2,219
6,975	La Quinta Holdings, Inc.*	131,897
2,108	Lindblad Expeditions Holdings, Inc.*	21,649
5,681	Luby’s, Inc.*	15,793
870	Marcus Corp.	26,405
4,068	Marriott Vacations Worldwide Corp.	541,859
843	Nathans Famous, Inc.	62,298
5,384	Papa John’s International, Inc.	308,503
4,486	Penn National Gaming, Inc.*^	117,802
2,612	Pinnacle Entertainment, Inc.*	78,752
5,796	Planet Fitness, Inc.*	218,915
3,185	Potbelly Corp.*	38,379
2,069	RCI Hospitality Holdings, Inc.	58,739
3,634	Red Lion Hotels Corp.*	35,432
2,030	Red Robin Gourmet Burgers*	117,740
662	Red Rock Resorts, Inc.	19,383
4,652	Ruth’s Hospitality Group, Inc.	113,741
4,134	Scientific Games Corp., Class A*^	171,974
1,859	SeaWorld Entertainment, Inc.*^	27,569
788	Shake Shack, Inc., Class A*^	32,804
6,739	Sonic Corp.	170,025
5,849	Speedway Motorsports, Inc.	104,229
8,216	Texas Roadhouse, Inc.	474,720
4,346	Town Sports International Holdings, Inc.*	33,030
13,989	Wendy’s Co. (The)	245,507
2,153	Wingstop, Inc.	101,686

		6,234,132

Household Durables (1.9%):
496	Av Homes, Inc.*	9,201
608	Bassett Furniture Industries, Inc.	18,453
1,161	Cavco Industries, Inc.*	201,724
786	Century Communities, Inc.*	23,541
3,024	Dixie Group, Inc. (The)*	8,316
4,218	Ethan Allen Interiors, Inc.^	96,803
820	Flexsteel Industries, Inc.	32,456

Shares		Fair Value
Common Stocks, continued
Household Durables, continued
3,162	Helen of Troy, Ltd.*	$275,094
670	Hooker Furniture Corp.	24,589
7,411	Hovnanian Enterprises, Inc., Class A*	13,562
2,905	Installed Building Products, Inc.*	174,445
3,858	iRobot Corp.*	247,645
12,052	KB Home	342,879
1,138	Koss Corp.*	2,026
6,113	La-Z-Boy, Inc.	183,084
924	LGI Homes, Inc.*^	65,207
4,396	Libbey, Inc.	21,496
2,522	Lifetime Brands, Inc.	31,273
7,202	M.D.C. Holdings, Inc.	201,080
4,157	M/I Homes, Inc.*	132,400
6,186	Meritage Corp.*	279,917
723	P & F Industries, Inc., Class A	5,285
1,301	Skyline Corp.*	28,622
5,672	Taylor Morrison Home Corp., Class A*	132,044
2,725	Tempur Sealy International, Inc.*^	123,415
2,041	TopBuild Corp.*	156,177
20,593	TRI Pointe Homes, Inc.*	338,343
4,563	Tupperware Brands Corp.	220,758
1,860	Universal Electronics, Inc.*	96,813
4,639	William Lyon Homes, Class A*	127,526
5,426	Zagg, Inc.*^	66,197

		3,680,371

Household Products (0.5%):
1,115	Central Garden & Pet Co.*^	47,945
3,036	Central Garden & Pet Co., Class A*	120,256
3,445	Energizer Holdings, Inc.^	205,253
11,742	HRG Group, Inc.*	193,626
1,767	Ocean Bio-Chem, Inc.	7,033
940	Oil-Dri Corp.	37,779
1,648	Orchids Paper Products Co.	13,431
2,171	WD-40 Co.^	285,920

		911,243

Independent Power & Renewable Electricity Producers (0.5%):
22,978	Atlantic Power Corp.*	48,254
506	Atlantica Yield plc	9,907
12,254	Dynegy, Inc.*^	165,674
3,724	NRG Yield, Inc., Class A	61,223
5,480	NRG Yield, Inc., Class C	93,160
7,048	Ormat Technologies, Inc.	397,366
10,283	Pattern Energy Group, Inc.	177,793
2,274	TerraForm Power, Inc., Class A	24,400
5,942	Vivint Solar, Inc.*^	21,688

		999,465

Industrial Conglomerates (0.1%):
6,077	Raven Industries, Inc.	212,999

Insurance (3.1%):
8,008	AMBAC Financial Group, Inc.*(b)	125,565
13,045	American Equity Investment Life Holding Co.	383,002
1,653	American National Insurance Co.	193,335
2,876	Amerisafe, Inc.^	158,899
4,675	AmTrust Financial Services	57,549
3,798	Argo Group International Holdings, Ltd.	218,005
7,207	Aspen Insurance Holdings, Ltd.	323,234
1,551	Assured Guaranty, Ltd.^	56,146
180	Baldwin & Lyons, Inc., Class A	4,007
8,209	Citizens, Inc.*	60,090

Continued

AZL DFA U.S. Small Cap Fund

Schedule of Portfolio Investments

March 31, 2018 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Insurance, continued
3,445	Crawford & Co.	$28,318
4,636	Crawford & Co., Class A	37,181
2,691	Donegal Group, Inc., Class A	42,518
2,004	eHealth, Inc.*	28,677
3,293	EMC Insurance Group, Inc.	89,174
4,666	Employers Holdings, Inc.	188,740
570	Enstar Group, Ltd.*	119,843
2,939	FBL Financial Group, Inc., Class A	203,820
2,611	Federated National Holding Co.	41,175
4,344	First Acceptance Corp.*	3,692
10,826	Genworth Financial, Inc., Class A*	30,638
1,050	Global Indemnity, Ltd.	36,246
4,955	Greenlight Capital Re, Ltd.*	79,528
1,752	Hallmark Financial Services, Inc.*	15,628
1,470	HCI Group, Inc.	56,095
414	Health Insurance Innovations, Inc.*	11,965
569	Heritage Insurance Holdings, Inc.^	8,626
2,328	Independence Holding Co.^	82,993
253	Investors Title Co.	50,575
941	James River Group Holdings	33,377
2,048	Kemper Corp.^	116,736
1,473	Kingstone Co., Inc.	24,746
12,677	Maiden Holdings, Ltd.^	82,401
15,934	MBIA, Inc.*	147,549
2,590	Mercury General Corp.	118,803
4,062	National General Holdings Corp.	98,747
524	National Western Life Group, Inc., Class A	159,757
3,304	Primerica, Inc.	319,166
6,774	ProAssurance Corp.	328,878
5,506	RLI Corp.^	349,025
513	Safety Insurance Group, Inc.	39,424
2,048	Selective Insurance Group, Inc.	124,314
5,250	State Auto Financial Corp.	149,993
3,277	Stewart Information Services Corp.	143,991
204	The National Security Group, Inc.	3,203
2,083	Third Point Reinsurance, Ltd.*	29,058
4,002	United Insurance Holdings Co.	76,598
5,267	Universal Insurance Holdings, Inc.	168,017
3,624	Validus Holdings, Ltd.	244,439
62	White Mountains Insurance Group, Ltd.	50,996

		5,544,482

Internet & Direct Marketing Retail (0.6%):
6,186	1-800 Flowers.com, Inc., Class A*^	72,995
3,666	CafePress, Inc.*	4,876
1,840	FTD Cos., Inc.*	6,698
5,334	Groupon, Inc.*^	23,150
1,300	Lands’ End, Inc.*	30,355
1,052	Liberty Expedia Holdings, Class A*	41,323
9,267	Liberty TripAdvisor Holdings, Inc., Class A*	99,620
4,721	Nutri/System, Inc.^	127,231
3,217	Overstock.com, Inc.*^	116,616
3,081	PetMed Express, Inc.^	128,632
4,901	Shutterfly, Inc.*	398,205
1,880	US Auto Parts Network, Inc.*	3,854

		1,053,555

Internet Software & Services (1.5%):
1,300	Blucora, Inc.*	31,980
3,767	Carbonite, Inc.*	108,490
3,666	Cars.com, Inc.*	103,858
3,182	Cimpress NV*	492,255
701	CommerceHub, Inc., Series A*	15,773
6,181	DHI Group, Inc.*	9,890

Shares		Fair Value
Common Stocks, continued
Internet Software & Services, continued
1,258	Endurance International Group Holdings, Inc.*	$9,309
691	Envestnet, Inc.*	39,594
4,964	GTT Communications, Inc.*	281,459
1,786	Internap Corp.*	19,646
2,147	j2 Global, Inc.^	169,441
3,938	Leaf Group, Ltd.*	27,763
18,673	Limelight Networks, Inc.*	76,746
3,018	Liquidity Services, Inc.*	19,617
6,655	Marchex, Inc., Class B	18,168
8,730	NIC, Inc.	116,109
7,450	QuinStreet, Inc.*	95,137
1,839	Qumu Corp.*	3,237
7,302	RealNetworks, Inc.*	22,344
2,319	Reis, Inc.	49,743
4,549	Shutterstock, Inc.*	219,034
1,743	Stamps.com, Inc.*	350,429
5,449	Synacor, Inc.*	8,718
4,651	TechTarget*	92,462
8,928	Telaria, Inc.*	33,569
7,131	The Meet Group, Inc. (The)*^	14,904
461	The Trade Desk, Inc.*	22,875
2,773	Travelzoo, Inc.*	20,104
7,161	Web.com Group, Inc.*	129,614
2,184	XO Group, Inc.*	45,318

		2,647,586

IT Services (2.2%):
10,223	Acxiom Corp.*^	232,164
7,223	Blackhawk Network Holdings, Inc.*^	322,868
2,092	CACI International, Inc., Class A*	316,624
5,955	Cardtronics plc*	132,856
1,572	Cass Information Systems, Inc.	93,550
15,807	Conduent, Inc.*	294,642
3,848	Convergys Corp.	87,042
3,613	CoreLogic, Inc.*	163,416
4,402	CSG Systems International, Inc.	199,367
758	CSP, Inc.	8,149
384	DST Systems, Inc.	32,122
1,349	Evertec, Inc.	22,056
4,219	Exlservice Holdings, Inc.*	235,294
2,512	Forrester Research, Inc.	104,122
4,599	Hackett Group, Inc. (The)	73,860
790	Luxoft Holding, Inc.*	32,351
3,081	ManTech International Corp., Class A	170,903
6,208	MoneyGram International, Inc.*	53,513
5,127	Perficient, Inc.*	117,511
3,168	PFSweb, Inc.*	27,688
5,456	Science Applications International Corp.	429,933
8,429	Servicesource International, Inc.*	32,114
1,555	StarTek, Inc.*^	15,208
10,553	Steel Connect, Inc.*	22,372
5,434	Sykes Enterprises, Inc.*	157,260
3,890	Syntel, Inc.*	99,312
7,198	Travelport Worldwide, Ltd.	117,615
5,956	TTEC Holdings, Inc.	182,849
7,332	Unisys Corp.*	78,819
3,750	Virtusa Corp.*	181,725

		4,037,305

Leisure Products (0.4%):
8,017	American Outdoor Brands Corp.*^	82,735
7,292	Callaway Golf Co.	119,297
2,916	Escalade, Inc.	39,949

Continued

AZL DFA U.S. Small Cap Fund

Schedule of Portfolio Investments

March 31, 2018 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Leisure Products, continued
2,447	JAKKS Pacific, Inc.*^	$5,139
230	Johnson Outdoors, Inc., Class A	14,260
1,830	Malibu Boats, Inc.*^	60,774
2,419	Marine Products Corp.	33,890
435	Mcbc Holdings, Inc.*	10,962
4,982	Nautilus Group, Inc.*	67,008
2,637	Sturm, Ruger & Co., Inc.	138,443
7,141	Vista Outdoor, Inc.*^	116,541

		688,998

Life Sciences Tools & Services (0.3%):
4,622	Cambrex Corp.*^	241,730
7,407	Enzo Biochem, Inc.*^	40,590
7,018	Harvard Bioscience, Inc.*	35,090
6,452	Luminex Corp.	135,944
1,310	Neogenomics, Inc.*	10,690
967	Syneos Health, Inc.*^	34,329

		498,373

Machinery (5.6%):
7,098	Actuant Corp., Class A^	165,029
1,154	Alamo Group, Inc.	126,825
4,190	Albany International Corp., Class A	262,713
4,536	Altra Industrial Motion Corp.	208,429
1,200	American Railcar Industries	44,892
1,974	ARC Group Worldwide, Inc.*	3,849
806	Art’s-Way Manufacturing Co.*	1,894
2,880	Astec Industries, Inc.	158,918
7,075	Barnes Group, Inc.	423,722
1,300	Briggs & Stratton Corp.	27,833
4,419	Chart Industries, Inc.*	260,854
2,359	CIRCOR International, Inc.	100,635
334	Colfax Corp.*	10,655
3,780	Columbus McKinnon Corp.	135,475
5,525	Commercial Vehicle Group, Inc.*	42,819
1,676	Dmc Global, Inc.	44,833
3,590	Douglas Dynamics, Inc.	155,627
500	Eastern Co. (The)	14,250
2,715	EnPro Industries, Inc.	210,087
3,629	ESCO Technologies, Inc.	212,478
8,469	Federal Signal Corp.	186,487
6,496	Franklin Electric Co., Inc.	264,712
2,281	FreightCar America, Inc.	30,565
1,765	Gencor Industries, Inc.*	28,417
2,940	Global Brass & Copper Holdings, Inc.	98,343
3,372	Gorman-Rupp Co. (The)	98,631
459	Graham Corp.	9,832
3,586	Greenbrier Cos, Inc.	180,197
2,410	Hardinge, Inc.	44,151
11,887	Harsco Corp.*	245,467
8,780	Hillenbrand, Inc.	403,002
1,212	Hurco Cos, Inc.	55,631
1,911	Hyster-Yale Materials Handling, Inc., Class A	133,636
1,698	ITT, Inc.	83,168
4,544	John Bean Technologies Corp.^	515,289
9,594	Kennametal, Inc.^	385,295
2,094	L.B. Foster Co., Class A*	49,314
1,368	Lindsay Corp.^	125,090
829	Lydall, Inc.*	39,999
3,228	Manitex International, Inc.*	36,896
4,498	Manitowoc Co., Inc. (The)	128,013
14,363	Meritor, Inc.*	295,303
8,208	Mueller Industries, Inc.	214,721
22,037	Mueller Water Products, Inc., Class A	239,542

Shares		Fair Value
Common Stocks, continued
Machinery, continued
5,638	Navistar International Corp.*^	$197,161
3,562	NN, Inc.^	85,488
738	Omega Flex, Inc.	48,044
3,573	Proto Labs, Inc.*	420,006
3,427	RBC Bearings, Inc.*	425,633
14,208	Rexnord Corp.*	421,693
1,692	SPX Corp.*	54,956
1,085	SPX FLOW, Inc.*	53,371
1,898	Standex International Corp.	180,974
4,643	Sun Hydraulics Corp.	248,679
466	Taylor Devices, Inc.*	5,033
2,754	Tennant Co.^	186,446
9,270	Terex Corp.	346,791
800	The Exone Co.*	5,824
2,794	Timken Co.	127,406
7,930	Titan International, Inc.	99,997
5,970	TriMas Corp.*	156,713
1,747	Twin Disc, Inc.*	37,980
8,536	Wabash National Corp.	177,634
3,816	Watts Water Technologies, Inc., Class A	296,503
18,993	Welbilt, Inc.*	369,414
572	WSI Industries, Inc.	2,774
3,110	Xerium Technologies, Inc.*	20,060

		10,472,098

Marine (0.2%):
1,689	Costamare, Inc.	10,539
2,130	Kirby Corp.*^	163,903
5,648	Matson, Inc.	161,759
1,285	Scorpio Bulkers, Inc.	9,059

		345,260

Media (1.8%):
3,904	A.H. Belo Corp., Class A	20,106
3,922	AMC Entertainment Holdings, Inc., Class A	55,104
709	AMC Networks, Inc., Class A*	36,655
2,527	Ballantyne Strong, Inc.*	11,245
478	Beasley Broadcast Group, Inc., Class A	5,401
145	Cable One, Inc.^	99,631
23,234	Central Eurpoean Media Enterprises*	97,582
229	Daily Journal Corp.*^	52,324
9,089	E.W. Scripps Co. (The), Class A	108,977
6,123	Entercom Communications Corp.	59,087
11,865	Entravision Communications Corp., Class A	55,766
2,242	Eros International plc*	24,438
4,669	Gannett Co., Inc.^	46,597
4,635	GCI Liberty, Inc., Class A*	245,006
338	Global Eagle Entertainment, Inc.*	497
8,641	Gray Television, Inc.*	109,741
1,257	Harte-Hanks, Inc.*	11,590
2,892	Hemisphere Media Group*	32,535
1,045	Imax Corp.*	20,064
2,441	Insignia Systems, Inc.*	3,857
4,052	John Wiley & Sons, Inc., Class A	258,112
10,454	Lee Enterprises, Inc.*	20,385
1,028	Liberty Latin America, Ltd.*	19,995
372	McClatchy Co., Class A*	3,441
5,619	Meredith Corp.^	302,302
3,571	MSG Networks, Inc., Class A*^	80,705
10,941	National CineMedia, Inc.	56,784

Continued

AZL DFA U.S. Small Cap Fund

Schedule of Portfolio Investments

March 31, 2018 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Media, continued
827	New Media Investment Group, Inc.	$14,175
19,914	New York Times Co. (The), Class A^	479,926
7,050	Nexstar Broadcasting Group, Inc., Class A	468,824
2,715	Reading International, Inc., Class A*^	45,205
1,017	Scholastic Corp.	39,500
8,414	Sinclair Broadcast Group, Inc., Class A	263,358
3,266	Tegna, Inc.	37,200
1,170	Tribune Media Co., Class A	47,397
2,169	Tronc, Inc.*	35,615
8,158	Urban One, Inc.*	16,724
1,858	World Wrestling Entertainment, Inc., Class A	66,907

		3,352,758

Metals & Mining (1.3%):
23,109	AK Steel Holding Corp.*^	104,684
4,912	Allegheny Technologies, Inc.*	116,316
2,124	Ampco-Pittsburgh Corp.	18,904
6,694	Carpenter Technology Corp.	295,339
3,100	Century Aluminum Co.*^	51,274
21,148	Cleveland-Cliffs, Inc.*^	146,979
7,283	Coeur d’Alene Mines Corp.*	58,264
15,951	Commercial Metals Co.^	326,357
4,543	Compass Minerals International, Inc.	273,943
13,641	Ferroglobe plc*(b)	146,368
1,805	Gold Resource Corp.	8,141
1,557	Haynes International, Inc.	57,780
54,581	Hecla Mining Co.	200,312
931	Kaiser Aluminum Corp.^	93,938
2,598	Materion Corp.	132,628
9,373	McEwen Mining, Inc.	19,496
1,956	Ryerson Holding Corp.*	15,941
1,487	Schnitzer Steel Industries, Inc., Class A^	48,104
3,318	SunCoke Energy, Inc.*	35,702
1,789	Synalloy Corp.	25,672
4,467	TimkenSteel Corp.*	67,854
1,458	Universal Stainless & Alloy Products, Inc.*	40,095
2,441	Worthington Industries, Inc.	104,768

		2,388,859

Multiline Retail (0.3%):
5,705	Big Lots, Inc.	248,339
654	Dillard’s, Inc., Class A^	52,542
800	Fred’s, Inc.	2,392
39,798	J.C. Penney Co., Inc.*	120,190
2,545	Ollie’s Bargain Outlet Holdings, Inc.*^	153,464
5,314	Tuesday Morning Corp.*	20,990

		597,917

Multi-Utilities (0.6%):
8,048	Avista Corp.^	412,460
5,171	Black Hills Corp.^	280,785
6,986	NorthWestern Corp.	375,847
2,144	Unitil Corp.	99,503

		1,168,595

Oil, Gas & Consumable Fuels (3.0%):
816	Adams Resources & Energy, Inc.	35,496
6,000	Approach Resources, Inc.*	15,660
1,367	Arch Coal, Inc.	125,600
901	Barnwell Industries, Inc.*	1,689
814	Bonanza Creek Energy, Inc.*	22,556
1,697	California Resources Corp.*	29,104
14,162	Callon Petroleum Co.*	187,505

Shares		Fair Value
Common Stocks, continued
Oil, Gas & Consumable Fuels, continued
4,289	Carrizo Oil & Gas, Inc.*^	$68,624
33,287	Chesapeake Energy Corp.*	100,527
16,914	Clean Energy Fuel Corp.*	27,908
8,098	Cloud Peak Energy, Inc.*	23,565
16,852	CNX Resources Corp.*	260,026
2,015	CONSOL Energy, Inc.*	58,375
1,914	Contango Oil & Gas Co.*	6,795
1,760	CVR Energy, Inc.^	53,187
10,065	Delek US Holdings, Inc.	409,646
39,156	Denbury Resources, Inc.*	107,287
16,266	DHT Holdings, Inc.^	55,304
1,225	Dorian LPG, Ltd.*^	9,175
416	Earthstone Energy, Inc.*	4,210
4,363	Eclipse Resources Corp.*	6,283
8,619	Enlink Midstream LLC	126,268
12,047	EP Energy Corp., Class A*	16,143
2,943	Evolution Petroleum Corp.	23,691
4,777	Extraction Oil & Gas, Inc.*^	54,744
10,643	Gaslog, Ltd.^	175,077
1,561	Green Plains Renewable Energy, Inc.^	26,225
9,417	Gulfport Energy Corp.*	90,874
2,815	Halcon Resources Corp.*	13,709
5,504	Hallador Energy Co.	37,812
9,079	HighPoint Resources Corp.*	46,121
611	International Seaways, Inc.*	10,754
8,274	Jones Energy, Inc., Class A*	6,619
34,496	Kosmos Energy LLC*	217,325
14,513	Laredo Petroleum Holdings, Inc.*	126,408
8,244	Matador Resources Co.*	246,578
12,361	Nordic American Tankers, Ltd.	23,980
18,805	Oasis Petroleum, Inc.*	152,321
4,913	Pacific Ethanol, Inc.*^	14,739
2,410	Panhandle Oil & Gas, Inc., Class A	46,513
1,648	Par Pacific Holdings, Inc.*	28,296
12,598	PBF Energy, Inc., Class A	427,073
5,353	PDC Energy, Inc.*	262,458
6,579	Peabody Energy Corp.	240,134
266	Penn Virginia Corp.*	9,321
6	PrimeEnergy Corp.*	300
11,830	QEP Resources, Inc.*	115,816
10,691	Range Resources Corp.	155,447
6,030	Renewable Energy Group, Inc.*	77,184
3,561	Ring Energy, Inc.*^	51,100
600	SandRidge Energy, Inc.*	8,706
28,682	Scorpio Tankers, Inc.	56,217
5,243	SemGroup Corp., Class A	112,200
12,619	Ship Finance International^	180,452
6,409	SM Energy Co.	115,554
25,958	Southwestern Energy Co.*	112,398
23,009	SRC Energy, Inc.*	216,975
1,352	Stone Energy Corp.*^	50,159
1,980	Teekay Shipping Corp.	16,019
18,909	Teekay Tankers, Ltd.	22,502
9,332	Ultra Petroleum Corp.*	38,914
8,709	W&T Offshore, Inc.*^	38,581
6,352	Whiting Petroleum Corp.*	214,952
639	Wildhorse Resource Development Corp.*	12,199
2,377	World Fuel Services Corp.	58,355

		5,685,735

Paper & Forest Products (1.0%):
5,866	Boise Cascade Co.	226,428
2,174	Clearwater Paper Corp.*	85,003
8,287	Domtar Corp.	352,529

Continued

AZL DFA U.S. Small Cap Fund

Schedule of Portfolio Investments

March 31, 2018 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Paper & Forest Products, continued
12,499	KapStone Paper & Packaging Corp.	$428,841
3,550	Louisiana-Pacific Corp.	102,134
8,641	Mercer International, Inc.	107,580
2,510	Neenah Paper, Inc.	196,784
1,455	P.H. Glatfelter Co.	29,871
15,494	Resolute Forest Products*	128,600
4,054	Schweitzer-Mauduit International, Inc.	158,714
606	Verso Corp.*	10,205

		1,826,689

Personal Products (0.7%):
27,730	Avon Products, Inc.*	78,753
1,214	CCA Industries, Inc.*	3,581
2,807	Edgewell Personal Care Co.*^	137,038
4,304	Inter Parfums, Inc.	202,934
900	Lifevantage Corp.*	3,249
537	Mannatech, Inc.	8,431
2,284	Medifast, Inc.	213,439
1,387	Natural Alternatives International, Inc.*	15,257
369	Natural Health Trends Corp.	7,015
2,857	Natures Sunshine Products, Inc.	31,427
2,622	Nu Skin Enterprises, Inc., Class A	193,268
4,788	Revlon, Inc.*	98,633
340	United-Guardian, Inc.	5,984
3,463	Usana Health Sciences, Inc.*	297,471

		1,296,480

Pharmaceuticals (0.9%):
2,163	Akorn, Inc.*^	40,470
2,076	Amphastar Pharmaceuticals, Inc.*	38,925
1,566	ANI Pharmaceuticals, Inc.*	91,173
1,496	Aratana Therapeutics, Inc.*	6,597
3,245	Corcept Therapeutics, Inc.*^	53,380
3,415	Cumberland Pharmaceuticals, Inc.*	22,812
4,744	DepoMed, Inc.*	31,263
10,521	Endo International plc*	62,495
8,459	Endocyte, Inc.*	76,892
371	Heska Corp.*^	29,335
10,506	Horizon Pharma plc*	149,186
1,722	Impax Laboratories, Inc.*^	33,493
5,141	Innoviva, Inc.*^	85,700
1,879	Intra-Cellular Therapies, Inc.*	39,553
2,063	Juniper Pharmaceuticals, Inc.*	20,939
6,034	Lannett Co., Inc.*	96,846
2,617	Lipocine, Inc.*^	4,004
2,153	Mallinckrodt plc*	31,175
845	Melinta Therapeutics, Inc.*	6,253
859	Phibro Animal Health Corp., Class A	34,102
7,676	Prestige Brands Holdings, Inc.*^	258,836
5,788	Supernus Pharmaceuticals, Inc.*^	265,091
681	Taro Pharmaceutical Industries, Ltd.*	67,242
1,949	Tetraphase Pharmaceuticals, Inc.*	5,983
2,286	Zogenix, Inc.*	91,554

		1,643,299

Professional Services (1.9%):
1,888	Acacia Research Corp.*	6,608
1,199	Barrett Business Services, Inc.	99,373
7,214	CBIZ, Inc.*	131,656
490	CRA International, Inc.	25,622
3,595	Exponent, Inc.	282,747
3,126	Franklin Covey Co.*	84,089
4,532	FTI Consulting, Inc.*	219,394
2,202	GP Strategies Corp.*	49,875
2,274	Heidrick & Struggles International, Inc.	71,063

Shares		Fair Value
Common Stocks, continued
Professional Services, continued
9,494	Hill International, Inc.*	$54,116
2,768	Huron Consulting Group, Inc.*	105,461
2,643	ICF International, Inc.	154,483
6,546	Insperity, Inc.	455,274
1,000	Kelly Services, Inc., Class A	29,040
4,482	Kforce, Inc.	121,238
8,105	Korn/Ferry International	418,137
666	Mastech Holdings, Inc.*	8,218
3,943	Mistras Group, Inc.*	74,680
6,221	Navigant Consulting, Inc.*	119,692
6,785	On Assignment, Inc.	555,556
4,033	Resources Connection, Inc.	65,335
7,702	RPX Corp.	82,334
3,165	TriNet Group, Inc.*	146,603
6,167	Trueblue, Inc.*	159,725
4,212	Volt Information Sciences, Inc.*	12,847
831	Wageworks, Inc.*	37,561
1,576	Willdan Group, Inc.*^	44,680

		3,615,407

Real Estate Management & Development (0.9%):
6,529	Alexander & Baldwin, Inc.	151,016
2,400	Altisource Portfolio Solutions*	63,744
395	CKX Lands, Inc.	4,069
920	Consolidated-Tomoka Land Co.	57,822
692	Forestar Group, Inc.*	14,636
504	FRP Holdings, Inc.*	28,224
376	Griffin Industrial Realty, Inc.	14,111
6,592	HFF, Inc., Class A	327,621
10	J.W. Mays, Inc.*	373
5,824	Kennedy-Wilson Holdings, Inc.	101,338
5,387	Marcus & Millichap, Inc.*^	194,255
1,035	Maui Land & Pineapple Co.*	12,058
2,058	Rafael Holdings, Inc., Class B*	9,979
702	RE/MAX Holdings, Inc., Class A	42,436
8,369	Realogy Holdings Corp.	228,306
308	Stratus Properties, Inc.*	9,302
3,421	Tejon Ranch Co.*	79,059
1,076	The RMR Group, Inc., Class A	75,266
2,700	The St. Joe Co.*	50,895

		1,464,510

Road & Rail (1.1%):
1,803	ArcBest Corp.^	57,786
9,143	Avis Budget Group, Inc.*^	428,258
4,522	Celadon Group, Inc.	16,731
2,278	Covenant Transportation Group, Inc., Class A*	67,953
10,920	Heartland Express, Inc.^	196,451
3,276	Hertz Global Holdings, Inc.*	65,029
1,684	Knight-Swift Transportation Holdings, Inc.	77,481
875	Landstar System, Inc.	95,944
1,700	Marten Transport, Ltd.	38,760
7,221	Roadrunner Transportation System, Inc.*	18,341
598	Ryder System, Inc.	43,528
4,204	Saia, Inc.*	315,931
4,455	Universal Truckload Services, Inc.	94,223
1,872	USA Truck, Inc.*	47,717
10,586	Werner Enterprises, Inc.^	386,389
6,473	YRC Worldwide, Inc.*^	57,157

		2,007,679

Continued

AZL DFA U.S. Small Cap Fund

Schedule of Portfolio Investments

March 31, 2018 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Semiconductors & Semiconductor Equipment (3.3%):
4,922	Advanced Energy Industries, Inc.*	$314,516
3,814	Alpha & Omega Semiconductor, Ltd.*	58,926
1,056	Ambarella, Inc.*	51,733
30,273	Amkor Technology, Inc.*	306,665
1,301	Amtech Systems, Inc.*	9,523
4,245	Axcelis Technologies, Inc.*	104,427
2,777	AXT, Inc.*	20,133
2,314	Brooks Automation, Inc.^	62,663
3,230	Cabot Microelectronics Corp.	345,965
1,462	CEVA, Inc.*	52,924
5,549	Cirrus Logic, Inc.*	225,456
4,840	Cohu, Inc.	110,400
7,781	Cree, Inc.*^	313,652
522	Cyberoptics Corp.*	9,396
6,488	Diodes, Inc.*	197,624
4,185	DSP Group, Inc.*	49,383
11,362	Entegris, Inc.	395,398
9,457	FormFactor, Inc.*	129,088
4,679	GSI Technology, Inc.*	34,671
1,201	Inphi Corp.*	36,150
11,059	Integrated Device Technology, Inc.*^	337,963
1,349	inTest Corp.*	8,971
12,127	Kopin Corp.*	37,836
9,031	Kulicke & Soffa Industries, Inc.*	225,865
12,204	Lattice Semiconductor Corp.*	67,976
1,636	MagnaChip Semiconductor Corp.*	15,706
4,333	MaxLinear, Inc., Class A*	98,576
4,097	MKS Instruments, Inc.	473,819
3,511	Nanometrics, Inc.*	94,446
6,163	Neophotonics Corp.*	42,217
807	NVE Corp.	67,070
4,804	PDF Solutions, Inc.*	56,015
11,404	Photronics, Inc.*	94,083
2,109	Pixelworks, Inc.*	8,162
3,264	Power Integrations, Inc.	223,094
13,307	Rambus, Inc.*^	178,713
5,028	Rudolph Technologies, Inc.*	139,276
2,943	Semtech Corp.*	114,924
6,339	Sigma Designs, Inc.*	39,302
4,565	Silicon Laboratories, Inc.*	410,395
586	Sunpower Corp.*	4,676
2,469	Synaptics, Inc.*^	112,907
5,213	Ultra Clean Holdings, Inc.*	100,350
6,109	Veeco Instruments, Inc.*^	103,853
3,045	Versum Materials, Inc.	114,583
6,370	Xcerra Corp.*	74,211
5,605	Xperi Corp.	118,546

		6,192,228

Software (1.9%):
14,742	ACI Worldwide, Inc.*^	349,679
4,794	American Software, Inc., Class A	62,322
935	Asure Software, Inc.*^	11,444
2,785	Aware, Inc.*	11,558
1,967	Blackbaud, Inc.	200,260
2,350	BSQUARE Corp.*	9,988
1,750	Datawatch Corp.*	15,138
3,842	Ebix, Inc.^	286,228
1,594	Ellie Mae, Inc.*^	146,552
2,049	Evolving Systems, Inc.*	9,835
5,614	Finjan Holdings, Inc.*^	18,246
4,113	GlobalSCAPE, Inc.	15,136
595	Globant SA*	30,666
4,000	Glu Mobile, Inc.*	15,080
2,560	Manhattan Associates, Inc.*^	107,213

Shares		Fair Value
Common Stocks, continued
Software, continued
562	MicroStrategy, Inc., Class A*	$72,492
4,090	Monotype Imaging Holdings, Inc.	91,821
2,185	Paycom Software, Inc.*	234,647
1,010	Paylocity Holding Corp.*	51,742
4,455	Pegasystems, Inc.	270,196
6,260	Progress Software Corp.	240,697
2,878	QAD, Inc.	119,869
1,490	Qualys, Inc.*	108,398
3,741	RealPage, Inc.*	192,662
2,886	Rubicon Project, Inc.*	5,195
6,367	SeaChange International, Inc.*	17,255
6,375	Synchronoss Technologies, Inc.*^	67,256
7,906	Telenav, Inc.*	42,692
16,342	TiVo Corp.	221,434
5,507	VASCO Data Security International, Inc.*	71,316
3,726	Verint Systems, Inc.*	158,728
1,473	Zedge, Inc., Class B*	4,714
1,895	Zix Corp.*	8,092
95,455	Zynga, Inc.*	349,364

		3,617,915

Specialty Retail (3.7%):
9,338	Aaron’s, Inc.	435,151
3,905	Abercrombie & Fitch Co., Class A^	94,540
12,099	American Eagle Outfitters, Inc.	241,133
1,326	America’s Car Mart, Inc.*^	66,897
2,646	Asbury Automotive Group, Inc.*	178,605
13,213	Ascena Retail Group, Inc.*^	26,558
357	At Home Group, Inc.*	11,438
7,305	Barnes & Noble Education, Inc.*	50,331
11,581	Barnes & Noble, Inc.^	57,326
7,174	Bed Bath & Beyond, Inc.	150,582
4,102	Big 5 Sporting Goods Corp.	29,740
3,574	Boot Barn Holdings, Inc.*^	63,367
1,732	Build-A-Bear Workshop, Inc.*	15,848
5,586	Caleres, Inc.	187,690
3,499	Cato Corp., Class A	51,575
19,215	Chico’s FAS, Inc.^	173,704
2,663	Children’s Place Retail Stores, Inc. (The)	360,171
7,062	Christopher & Banks Corp.*	7,556
2,175	Citi Trends, Inc.	67,229
4,898	Conn’s, Inc.*	166,532
2,917	Destination Maternity Corp.*	7,555
10,159	Destination XL Group, Inc.*	17,778
5,250	Dick’s Sporting Goods, Inc.^	184,013
8,084	DSW, Inc., Class A^	181,567
13,584	Express, Inc.*	97,261
4,871	Finish Line, Inc. (The), Class A^	65,953
7,600	Five Below, Inc.*^	557,383
4,415	Francesca’s Holdings Corp.*	21,192
5,741	GameStop Corp., Class A^	72,451
2,761	Genesco, Inc.*^	112,097
693	Group 1 Automotive, Inc.	45,281
11,356	Guess?, Inc.^	235,523
2,764	Haverty Furniture Cos., Inc.	55,695
2,944	Hibbett Sports, Inc.*	70,509
1,806	Kirkland’s, Inc.*	17,500
3,560	Lithia Motors, Inc., Class A^	357,851
1,529	Lumber Liquidators Holdings, Inc.*	36,574
3,611	MarineMax, Inc.*^	70,234
8,315	Michaels Cos., Inc. (The)*^	163,889
4,597	Monro Muffler Brake, Inc.^	246,399
4,397	Murphy U.S.A., Inc.*^	320,102
11,726	New York & Co.*	39,634

Continued

AZL DFA U.S. Small Cap Fund

Schedule of Portfolio Investments

March 31, 2018 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Specialty Retail, continued
42,056	Office Depot, Inc.^	$90,420
3,403	Party City Holdco, Inc.*	53,087
3,429	Penske Automotive Group, Inc.	152,008
11,557	Pier 1 Imports, Inc.^	37,214
1,537	Rent-A-Center, Inc.	13,264
7,968	Sally Beauty Holdings, Inc.*^	131,074
3,669	Signet Jewelers, Ltd.	141,330
5,594	Sleep Number Corp.*^	196,629
4,654	Sonic Automotive, Inc., Class A	88,193
2,363	Sportsman’s Warehouse Holdings, Inc.*	9,641
1,752	Tailored Brands, Inc.^	43,905
289	Tandy Leather Factory, Inc.*	2,037
6,734	The Buckle, Inc.	149,158
8,543	The Container Store Group, Inc.*	46,474
7,392	The Tile Shop Holdings, Inc.^	44,352
2,271	Tilly’s, Inc.	25,662
737	Trans World Entertainment Corp.*	921
2,621	Urban Outfitters, Inc.*	96,872
4,282	Vitamin Shoppe, Inc.*^	18,627
727	Winmark Corp.	95,092
3,700	Zumiez, Inc.*	88,430

		6,936,804

Technology Hardware, Storage & Peripherals (0.3%):
3,723	3D Systems Corp.*	43,150
1,308	Astro-Med, Inc.	20,274
7,288	Avid Technology, Inc.*	33,088
1,901	CCUR Holdings, Inc.	9,125
1,813	Cray, Inc.*	37,529
4,887	Diebold, Inc.	75,260
7,170	Eastman Kodak Co.*^	38,360
5,656	Electronics for Imaging, Inc.*^	154,577
2,458	Stratasys, Ltd.*^	49,602
5,858	Super Micro Computer, Inc.*^	99,585
1,590	TransAct Technologies, Inc.	20,750

		581,300

Textiles, Apparel & Luxury Goods (1.0%):
1,716	Cherokee, Inc.*	2,231
8,448	Crocs, Inc.*	137,280
2,291	Culp, Inc.	69,990
4,229	Deckers Outdoor Corp.*	380,738
6,596	G-III Apparel Group, Ltd.*	248,537
7,140	Iconix Brand Group, Inc.*	7,925
816	Lakeland Industries, Inc.*	10,567
2,740	Oxford Industries, Inc.^	204,294
683	Perry Ellis International, Inc.*^	17,621
1,515	Rocky Brands, Inc.	32,497
6,949	Sequential Brands Group, Inc.*^	14,489
8,174	Steven Madden, Ltd.	358,839
957	Unifi, Inc.*	34,691
1,916	Vera Bradley, Inc.*	20,329
10,708	Wolverine World Wide, Inc.	309,461

		1,849,489

Thrifts & Mortgage Finance (2.7%):
1,803	Atlantic Coast Financial Corp.*	18,571
2,838	BankFinancial Corp.	48,189
2,775	Bear State Financial, Inc.	28,444
10,084	Beneficial Bancorp, Inc.	156,806
8,516	BofI Holding, Inc.*^	345,152
1,659	BSB Bancorp, Inc.*	50,765
18,306	Capitol Federal Financial, Inc.	226,079
2,486	Charter Financial Corp.	50,690
280	Citizens Community Bancorp, Inc.	3,912
4,482	Clifton Bancorp, Inc.	70,143

Shares		Fair Value
Common Stocks, continued
Thrifts & Mortgage Finance, continued
993	Coastway Bancorp, Inc.*	$27,059
4,896	Dime Community Bancshares	90,086
1,537	ESSA Bancorp, Inc.	22,548
1,705	Essent Group, Ltd.*	72,565
242	First Capital, Inc.	9,559
590	First Defiance Financial Corp.	33,819
6,849	Flagstar Bancorp, Inc.*	242,455
574	FS Bancorp, Inc.	30,709
195	Guaranty Federal Bankshares, Inc.	4,444
681	Hamilton Bancorp, Inc.*	9,602
301	Hingham Institution for Savings	62,006
629	HMN Financial, Inc.*	11,637
973	Home Bancorp, Inc.	42,004
43	Home Federal Bancorp, Inc.	1,290
3,414	HomeStreet, Inc.*	97,811
1,446	HopFed Bancorp, Inc.	20,967
869	IF Bancorp, Inc.	17,302
865	Impac Mortgage Holdings, Inc.*	6,834
7,701	Kearny Financial Corp.^	100,113
390	Kentucky First Federal Bancorp	3,393
1,049	LendingTree, Inc.*	344,228
940	Malvern Bancorp, Inc.*	24,440
7,012	Meridian Bancorp, Inc.	141,292
1,197	Meta Financial Group, Inc.	130,712
676	MSB Financial Corp.	12,134
3,723	Nationstar Mortgage Holdings, Inc.*	66,865
3,627	NMI Holdings, Inc., Class A*	60,027
6,978	Northfield Bancorp, Inc.	108,927
12,756	Northwest Bancshares, Inc.	211,239
6,810	Oceanfirst Financial Corp.	182,168
198	Oconee Federal Financial Corp.	5,704
16,927	Ocwen Financial Corp.*	69,739
6,648	Oritani Financial Corp.^	102,047
4,022	PennyMac Financial Services, Inc., Class A*	91,098
2,981	PHH Corp.*	31,181
1,677	Provident Financial Holdings, Inc.	30,337
2,873	Provident Financial Services, Inc.	73,520
1,685	Prudential Bancorp, Inc.	30,566
1,982	Riverview Bancorp, Inc.	18,512
2,881	Security National Financial Corp., Class A*	14,837
671	Severn Bancorp, Inc.	4,865
1,709	SI Financial Group, Inc.	24,610
707	Southern Missouri Bancorp, Inc.	25,876
1,815	Territorial Bancorp, Inc.	53,833
15,166	TrustCo Bank Corp.	128,153
25	United Community Bancorp	630
9,257	United Community Financial Corp.	91,274
6,358	United Financial Bancorp, Inc.	103,000
11,348	Washington Federal, Inc.	392,640
5,312	Waterstone Financial, Inc.	91,898
4,268	Wawlker & Dunlop, Inc.	253,605
3,601	Western New England BanCorp, Inc.	38,351
4,073	WSFS Financial Corp.	195,097
35	WVS Financial Corp.	564

		5,058,923

Tobacco (0.2%):
1,419	Alliance One International, Inc.*	36,965
491	Turning Point Brands, Inc.	9,545
635	Universal Corp.	30,798
17,933	Vector Group, Ltd.	365,653

		442,961

Continued

AZL DFA U.S. Small Cap Fund

Schedule of Portfolio Investments

March 31, 2018 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Trading Companies & Distributors (1.4%):
311	AeroCentury Corp.*	$5,380
1,597	Air Lease Corp.	68,064
3,318	Aircastle, Ltd.	65,895
5,198	Applied Industrial Technologies, Inc.	378,935
8,168	Beacon Roofing Supply, Inc.*	433,477
1,500	BlueLinx Holdings, Inc.*	48,885
2,473	BMC Stock Holdings, Inc.*	48,347
2,824	CAI International, Inc.*	60,038
2,504	DXP Enterprises, Inc.*	97,531
1,463	Envirostar, Inc.	57,423
1,210	GATX Corp.^	82,873
1,239	H&E Equipment Services, Inc.	47,689
1,116	Herc Holdings, Inc.*	72,484
4,781	Huttig Building Products, Inc.*	25,005
4,012	Kaman Corp., Class A	249,225
373	Lawson Products, Inc.*	9,418
4,569	MRC Global, Inc.*	75,114
4,852	NOW, Inc.*	49,587
2,681	Rush Enterprises, Inc., Class A*	113,916
7,847	Textainer Group Holdings, Ltd.*	133,007
2,765	Titan Machinery, Inc.*^	65,143
577	TransAct Technologies, Inc.*	9,030
5,731	Triton International, Ltd.	175,369
1,668	Univar, Inc.*	46,287
2,676	Veritiv Corp.*	104,899
3,460	WESCO International, Inc.*	214,693

		2,737,714

Transportation Infrastructure (0.0%):
892	Macquarie Infrastructure Corp.	32,942

Water Utilities (0.5%):
4,757	American States Water Co.	252,406
1,521	Artesian Resources Corp.	55,486
7,681	California Water Service Group	286,117
1,558	Connecticut Water Service, Inc.	94,306
2,756	Consolidated Water Co., Ltd.	40,100
2,508	Middlesex Water Co.	92,044
669	Pure Cycle Corp.*	6,322
2,763	SJW Corp.	145,638
1,642	York Water Co. (The)	50,902

		1,023,321

Wireless Telecommunication Services (0.4%):
6,783	Boingo Wireless, Inc.*	168,015
7,479	Shenandoah Telecommunications Co.	269,244
2,722	Spok Holdings, Inc.	40,694
9,308	Telephone & Data Systems, Inc.	260,903
1,049	United States Cellular Corp.*	42,159

		781,015

Total Common Stocks (Cost $160,733,821)		185,910,904

Preferred Stock (0.0%):
Media (0.0%):
1,471	GCI Liberty, Inc., Class A, 5.00%	34,348

Total Preferred Stock (Cost $12,039)		34,348

Rights (0.0%):
Electrical Equipment (0.0%):
3,839	Babcock & Wilcox Enterprises, Inc., Expires on 4/11/18*^(a)(b)	7,363

Hotels, Restaurants & Leisure (0.0%):
303	Famous Dave’s of America, Inc., Expires on 4/11/18(a)(b)	1,091

Shares		Fair Value
Rights, continued
Media (0.0%):
21,894	Media General, Inc. CVR, Expires on 12/31/49*(a)(b)	$2,189

Total Rights (Cost $23,035)		10,643

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Securities Held as Collateral for Securities on Loan (16.3%):
$30,374,291	AZL DFA U.S. Small Cap Fund Securities Lending Collateral Account(c)	30,374,291

Total Securities Held as Collateral for Securities on Loan (Cost $30,374,291)		30,374,291

Unaffiliated Investment Company (0.7%):
1,299,490	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 1.46%(d)	1,299,490

Total Unaffiliated Investment Company (Cost $1,299,490)		1,299,490

Total Investment Securities (Cost $192,442,676) - 116.7%		217,629,676
Net other assets (liabilities) - (16.7)%		(31,192,744)

Net Assets - 100.0%		$186,436,932

Percentages indicated are based on net assets as of March 31, 2018.

ADR	-	American Depositary Receipt
CVR	-	Contingency Valued Rights

*	Non-income producing security.
^	This security or a partial position of this security was on loan as of March 31, 2018. The total value of securities on loan as of March 31, 2018, was $29,897,857.
(a)	Security was valued in good faith pursuant to procedures approved by the Board of Trustees as of March 31, 2018. The total of all such securities represent 0.01% of the net assets of the fund.
(b)	The sub-adviser has deemed these securities to be illiquid based on procedures approved by the Board of Trustees. As of March 31, 2018, these securities represent 0.15% of the net assets of the Fund.
(c)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before March 31, 2018.
(d)	The rate represents the effective yield at March 31, 2018.

See accompanying notes to the schedules of portfolio investments.

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

March 31, 2018 (Unaudited)

Principal Amount		Fair Value
Asset Backed Securities (3.7%):
$6,930,000	Aebor Realty Collateralized Loan, Class A, Series 17-FL1, 3.08%(US0001M+130bps), 4/15/27, Callable 11/15/19 @ 100(a)	$6,931,833
2,481,192	American Homes 4 Rent LLC, Class A, Series 2014-SFR3, 3.68%, 12/17/36(a)	2,541,252
6,000,000	AmeriCredit Automoblie Receivables Trust, Class A3, Series 16-3, 1.46%, 5/10/21, Callable 9/8/20 @ 100	5,965,663
2,330,000	AmeriCredit Automoblie Receivables Trust, Class A3, Series 16-4, 1.53%, 7/8/21, Callable 11/8/20 @ 100	2,306,697
1,000,000	Apidos CLO, Class A1R, Series 15-20A, 3.05%(US0003M+133bps), 1/16/27, Callable 4/16/18 @ 100(a)	1,000,241
1,885,000	Arbor Realty Collateralized Loan, Class A, Series 15-FL2A, 3.53%(US0001M+175bps), 9/15/25, Callable 4/15/18 @ 100(a)	1,888,142
1,502,000	Benefit Street Partners CLO, Ltd., Class A1R, Series 2014-IVA, 3.23%(US0003M+149bps), 1/20/29, Callable 1/20/19 @ 100(a)	1,511,440
1,000,000	Cent CLO, LP, Class A1R, Series 14-22A, 3.20%(US0003M+141bps), 11/7/26(a)	1,000,603
2,000,000	Chase Issuance Trust, Class A5, Series 2016-A5, 1.27%, 7/15/21	1,967,354
2,210,000	Citibank Credit Card Issuance Trust, Class A1, Series 2014-A1, 2.88%, 1/23/23	2,214,250
3,335,000	Citibank Credit Card Issuance Trust, Class A3, Series 2017-A3, 1.92%, 4/7/22	3,284,330
743,560	Credit Acceptance Auto Loan Trust, Class A, Series 15-2A, 2.40%, 2/15/23, Callable 12/15/18 @ 100(a)(b)	743,413
1,460,000	Drive Auto Receivables Trust, Class A3, Series 2017-3, 1.85%, 4/15/20, Callable 4/15/20 @ 100	1,456,172
1,495,000	Ford Credit Floorplan Master Owner Trust, Class A, Series 2014-2, 2.28%(US0001M+50bps), 2/15/21	1,499,209
1,855,000	Golden Credit Card Trust, Class A, Series 2015-2A, 2.02%, 4/15/22(a)	1,826,201
1,166,993	GoldenTree Loan Opportunities VII, Ltd., Class A, Series 2013-7A, 2.90%(US0003M+115bps), 4/25/25, Callable 4/25/18 @ 100(a)	1,167,085
4,320,180	JPMorgan Chase Commercial Mortgage Securities Corp., Class A4, Series 17-1, 3.50%, 1/25/47, Callable 9/25/38 @ 100(a)(b)	4,337,054
598,873	Navient Student Loan Trust, Class A, Series 14-CTA, 2.48%(US0001M+70bps), 9/16/24, Callable 9/15/21 @ 100(a)	600,329

Principal Amount		Fair Value
Asset Backed Securities, continued
$1,402,129	Navient Student Loan Trust, Class A2A, Series 2016-AA, 3.91%, 12/15/45, Callable 11/15/29 @ 100(a)	$1,425,081
1,400,000	OCP CLO, Ltd., Class A1R, Series 2012-2A, 3.30%(US0003M+140bps), 11/22/25, Callable 11/22/18 @ 100(a)	1,407,295
1,504,801	OneMain Financial Issuance Trust, Class A, Series 2015-1A, 3.19%, 3/18/26, Callable 4/18/18 @ 101(a)	1,508,058
1,250,000	OZLM, Ltd., Class A1BR, Series 14-7A, 2.88%(US0003M+115bps), 7/17/26, Callable 4/17/18 @ 100(a)	1,250,035
480,000	PFS Financing Corp., Class A, Series 2016-BA, 1.87%, 10/15/21(a)	472,815
2,145,515	Prestige Auto Receivables Trust, Class C, Series 2014-1A, 2.39%, 5/15/20, Callable 9/15/18 @ 100(a)	2,144,634
2,041,006	Progress Residential Trust, Class A, Series 2015-SFR2, 2.74%, 6/12/32(a)	2,022,788
1,439,091	Santander Drive Auto Receivables Trust, Class A3, Series 16-3, 1.50%, 8/17/20, Callable 6/15/20 @ 100	1,435,918
71,245	SLM Student Loan Trust, Class A2, Series 2012-C, 3.31%, 10/15/46, Callable 4/15/18 @ 100(a)	71,283
547,503	SMB Private Education Loan Trust, Class A2A, Series 15-B, 2.98%, 7/15/27(a)	544,471
2,250,000	SMB Private Education Loan Trust, Class A2A, Series 2017-A, 2.88%, 9/15/34(a)	2,213,701
245,625	SMB Private Education Loan Trust, Class A2A, Series 16-A, 2.70%, 5/15/31(a)(b)	241,944
1,500,000	SMB Private Education Loan Trust, Class A2A, Series 2017-B, 2.82%, 10/15/35(a)	1,466,341
900,000	SMB Private Education Loan Trust, Class A2B, Series 2017-B, 2.53%(US0001M+75bps), 10/15/35(a)	903,247
2,495,195	Social Professional Loan Program, Class A2, Series 2015-D, 2.72%, 10/27/36(a)	2,474,832
902,634	Social Professional Loan Program, Class A2, Series 2015-C, 2.51%, 8/25/33(a)	888,891
5,850,000	SOFI Professional Loan Program LLC, Class A2FX, Series 2017-F, 2.84%, 1/25/41(a)	5,754,272
1,933,307	Springleaf Funding Trust, Class A, Series 2015-AA, 3.16%, 11/15/24, Callable 4/15/18 @ 100(a)	1,935,045
2,435,000	Synchrony Credit Card Master Note Trust, Class A, Series 2012-7, 1.76%, 9/15/22	2,403,963

Continued

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

March 31, 2018 (Unaudited)

Principal Amount		Fair Value
Asset Backed Securities, continued
$ 435,000	World Financial Network Credit Card Master Trust, Class A, Series 2012-A, 3.14%, 1/17/23	$436,793
2,000,000	World Financial Network Credit Card Master Trust, Class A, Series 2016-C, 1.72%, 8/15/23	1,966,728

Total Asset Backed Securities (Cost $75,721,627)		75,209,403

Collateralized Mortgage Obligations (4.7%):
5,340,000	BBCMS Mortgage Trust, Class A, Series 2018-TALL, 2.50%(US0001M+72bps), 3/15/37(a)	5,326,863
2,540,000	BHMS Mortgage Trust, Class AFL, Series 2014-ATLS, 3.16%(US0001M+150bps), 7/5/33(a)	2,546,356
1,847,000	Caesars Palace Las Vegas Trust, Class A, Series 2017-VICI, 3.53%, 10/15/34(a)	1,864,400
580,000	Cedar Funding Ltd., Class A1, Series 2017-8A, 2.62%(US0003M+125bps), 10/17/30, Callable 10/17/19 @ 100(a)	583,456
3,000,000	CIFC Funding, Ltd., Class ARR, Series 2015-1A, 2.85%(US0003M+111bps), 1/22/31, Callable 1/22/20 @ 100(a)	3,002,220
3,030,000	Citigroup Commercial Mortgage Trust, Class A5, Series 2014-GC21, 3.86%, 5/10/47	3,114,295
3,360,000	Cityline Commercial Mortgage Trust, Class A, Series 2016-CLNE, 2.78%, 11/10/31(a)(b)	3,267,977
26,271,306	Commercial Mortgage Loan Trust, Class XA, Series 2015-CCRE23, 0.98%, 5/10/48(b)	1,203,856
667,000	Commercial Mortgage Loan Trust, Class A5, Series 2015-CR24, 3.70%, 8/10/48	677,280
1,279,058	Commercial Mortgage Loan Trust, Class AM, Series 2013-CR7, 3.31%, 3/10/46(a)	1,259,492
8,970,000	Commercial Mortgage Loan Trust, Class A, Series 2014-TWC, 2.57%(US0001M+85bps), 2/13/32(a)	8,975,697
2,500,000	Core Industrial Trust, Class A, Series 2015-WEST, 3.29%, 2/10/37(a)	2,501,502
3,640,000	Core Industrial Trust, Class A, Series 2015-CALW, 3.04%, 2/10/34(a)	3,638,158
3,720,000	Cosmopolitan Hotel Trust, Class A, Series 2017-CSMO, 2.71%(US0001M+93bps), 11/15/36(a)	3,725,701
1,430,000	Credit Suisse Mortgage Trust, Class A, Series 2017-CALI, 3.43%, 11/10/32(a)	1,432,774

Principal Amount		Fair Value
Collateralized Mortgage Obligations, continued
$ 1,102,420	Credit Suisse Mortgage Trust, Class A, Series 2016-MFF, 3.38%(US0001M+160bps), 11/15/33(a)	$1,108,892
515,362	GAHR Commercial Mortgage Trust, Class AFL1, Series 2015-NRF, 3.14%(US0001M+130bps), 12/15/34(a)	515,517
640,000	GAHR Commercial Mortgage Trust, Class AFX, Series 2015-NRF, 3.23%, 12/15/34(a)	642,156
1,100,000	GS Mortgage Securities Trust, Class A, Series 2012-SHOP, 2.93%, 6/5/31(a)	1,102,839
2,050,000	GS Mortgage Securities Trust, Class B, Series 2018-CHLL, 2.64%(US0001M+105bps), 2/15/37(a)	2,049,878
1,525,000	IMT Trust, Class BFX, Series 2017-APTS, 3.50%, 6/15/34(a)(b)	1,498,201
1,650,000	InTown Hotel Portfolio Trust, Class A, Series 2018-STAY, 2.48%(US0001M+70bps), 1/15/33(a)	1,651,617
245,196	JPMorgan Chase Commercial Mortgage Securities Corp., Class A, Series 2012-WLDN, 3.91%, 5/5/30(a)	248,805
5,065,000	JPMorgan Chase Commercial Mortgage Securities Corp., Class A4FX, Series 2012-CBX, 3.48%, 6/15/45(a)	5,106,783
955,000	JPMorgan Chase Commercial Mortgage Securities Corp., Class A, Series 2016-NINE, 2.85%, 10/6/38(a)(b)	908,644
3,093,110	JPMorgan Mortgage Trust, Class A6, Series 2017-2, 3.00%, 5/25/47, Callable 5/25/43 @ 100(a)(b)	3,047,196
3,437,421	JPMorgan Mortgage Trust, Class A6, Series 2017-4, 3.00%, 11/25/48, Callable 11/25/36 @ 100(a)(b)	3,389,348
1,180,000	Latitude Management Real Estate Capital, Class A, Series 2016-CRE2, 3.55%(US0001M+170bps), 11/24/31(a)	1,180,000
2,600,000	Merrill Lynch Mortgage Trust, Class E, Series 2005-MKB2, 6.32%, 9/12/42(b)	2,718,179
1,300,000	Morgan Stanley Bank of America Merrill Lynch Trust, Class A3, Series 2015-C24, 3.48%, 5/15/48	1,301,275
1,540,000	Morgan Stanley Capital I Trust, Class A4, Series 2016-BNK2, 3.05%, 11/15/49	1,485,782
139,650,000	Morgan Stanley Capital I Trust, Class XCP, Series 2017-PRME, 1.25%, 8/15/18(a)(b)(c)	1,409,069
1,740,000	Morgan Stanley Capital I Trust, Class A, Series 2014-MP, 3.47%, 8/11/33(a)	1,752,504

Continued

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

March 31, 2018 (Unaudited)

Principal Amount		Fair Value
Collateralized Mortgage Obligations, continued
$ 3,000,000	Natixis Commercial Mortgage Securities Trust, Class A, Series 2017-75B, 3.86%, 4/9/37(a)	$3,041,581
4,679,326	One Lincoln Street Commercial Mortgage, Class A1, Series 2004-C3, 5.72%, 10/15/30(a)(b)	5,086,615
1,220,000	SFAVE Commercial Mortgage Securities Trust, Class A2A, Series 2015-5AVE, 3.66%, 1/5/43(a)(b)	1,182,846
125,000	SG Commercial Mortgage Securities Trust, Class A4, Series 2016-C5, 3.06%, 10/10/48	119,757
853,318	SMB Private Education Loan Trust, Class A2B, Series 14-A, 2.93%(US0001M+115bps), 5/15/26(a)	861,683
336,000	SMB Private Education Loan Trust, Class A2A, Series 16-B, 2.43%, 2/17/32(a)(b)	327,509
120,000	Social Professional Loan Program, Class A2B, Series 16-D, 2.34%, 4/25/33(a)	116,533
480,000	Tharaldson Hotel Portfolio Trust, Class A, Series 2018-THL, 2.49%(US0001M+75bps), 11/11/34(a)	481,096
1,460,000	VNO Mortgage Trust, Class A, Series 2013-PENN, 3.81%, 12/13/29(a)	1,485,719
170,000	Waldorf Astoria Boca Raton Trust, Class A, Series 2016-BOCA, 3.13%(US0001M+135bps), 6/15/29(a)	170,357
1,250,000	Wells Fargo Commercial Mortgage Trust, Class AS, Series 2015-NXS1, 3.41%, 5/15/48	1,234,311
3,370,000	Wells Fargo Commercial Mortgage Trust, Class A4, Series 2015-C28, 3.54%, 5/15/48	3,378,359
1,635,000	Wells Fargo Commercial Mortgage Trust, Class A4, Series 2015-NXS4, 3.72%, 12/15/48	1,669,768
31,653,292	Wells Fargo Commercial Mortgage Trust, Class XA, Series 2016-LC25, 1.08%, 12/15/59(b)	1,918,959
17,154,255	WF-RBS Commercial Mortgage Trust, Class XA, Series 2014-C20, 1.10%, 5/15/47(b)	731,092

Total Collateralized Mortgage Obligations (Cost $100,273,502)		96,042,897

Corporate Bonds (24.8%):
Aerospace & Defense (1.0%):
95,000	BAE Systems plc, 3.85%, 12/15/25, Callable 9/15/25 @ 100.00(a)	95,772
1,565,000	Huntington Ingalls Industries, Inc., 5.00%, 11/15/25, Callable 11/15/20 @ 102.50(a)	1,645,206

Principal Amount		Fair Value
Corporate Bonds, continued
Aerospace & Defense, continued
$ 1,280,000	Huntington Ingalls Industries, Inc., 3.48%, 12/1/27, Callable 9/01/27 @ 100.00(a)	$1,230,336
1,535,000	L3 Technologies, Inc., 3.85%, 12/15/26, Callable 9/15/26 @ 100.00	1,517,431
3,503,000	Lockheed Martin Corp., 2.90%, 3/1/25, Callable 12/01/24 @ 100.00	3,348,879
325,000	Lockheed Martin Corp., 3.55%, 1/15/26, Callable 10/15/25 @ 100.00^	322,289
319,000	Lockheed Martin Corp., 4.50%, 5/15/36, Callable 11/15/35 @ 100.00	338,438
1,390,000	Lockheed Martin Corp., 4.70%, 5/15/46, Callable 11/15/45 @ 100.00	1,508,427
469,000	Lockheed Martin Corp., 4.09%, 9/15/52, Callable 3/15/52 @ 100.00	454,826
615,000	Northrop Grumman Corp., 2.08%, 10/15/20	601,809
1,810,000	Northrop Grumman Corp., 3.25%, 8/1/23	1,797,877
2,852,000	Northrop Grumman Corp., 2.93%, 1/15/25, Callable 11/15/24 @ 100.00	2,734,586
756,000	Northrop Grumman Corp., 3.25%, 1/15/28, Callable 10/15/27 @ 100.00	721,627
700,000	Northrop Grumman Corp., 4.03%, 10/15/47, Callable 4/15/47 @ 100.00	672,021
1,800,000	Rockwell Collins, Inc., 2.80%, 3/15/22, Callable 2/15/22 @ 100.00	1,754,723
600,000	United Technologies Corp., 3.13%, 5/4/27, Callable 2/04/27 @ 100.00	566,666
500,000	United Technologies Corp., 4.50%, 6/1/42	507,899
500,000	United Technologies Corp., 3.75%, 11/1/46, Callable 5/01/46 @ 100.00^	450,877

		20,269,689

Air Freight & Logistics (0.1%):
500,000	FedEx Corp., 3.88%, 8/1/42	468,639
1,315,000	FedEx Corp., 4.55%, 4/1/46, Callable 10/01/45 @ 100.00	1,326,470
615,000	FedEx Corp., 4.40%, 1/15/47, Callable 7/15/46 @ 100.00	607,258

		2,402,367

Airlines (0.1%):
610,665	American Airlines, Series A, 3.38%, 11/1/28	596,162
543,176	American Airlines Pass Through Trust, Class AA, Series 2015-2, 3.60%, 3/22/29	537,093
400,000	Southwest Airlines Co., 2.75%, 11/16/22, Callable 10/16/22 @ 100.00	391,001

		1,524,256

Auto Components (0.0%):
50,000	Delphi Corp., 4.15%, 3/15/24, Callable 12/15/23 @ 100.00	51,275
680,000	ZF NA Capital, 4.50%, 4/29/22(a)	688,500

		739,775

Continued

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

March 31, 2018 (Unaudited)

Principal Amount		Fair Value
Corporate Bonds, continued
Automobiles (0.3%):
$ 1,375,000	Ford Motor Co., 5.29%, 12/8/46, Callable 6/08/46 @ 100.00^	$1,344,607
2,520,000	General Motors Co., 5.40%, 4/1/48, Callable 10/01/47 @ 100.00^	2,517,291
1,390,000	Volkswagen Group of America Finance LLC, 2.40%, 5/22/20(a)	1,370,818

		5,232,716

Banks (4.2%):
766,000	Bank of America Corp., Series L, 2.25%, 4/21/20, MTN	754,853
855,000	Bank of America Corp., 5.63%, 7/1/20	901,907
5,360,000	Bank of America Corp., Series G, 2.63%, 4/19/21	5,279,839
7,430,000	Bank of America Corp., Series G, 2.37%(US0003M+66bps), 7/21/21, Callable 7/21/20 @ 100.00	7,290,974
3,395,000	Bank of America Corp., 2.74%(US0003M+37bps), 1/23/22, Callable 1/23/21 @ 100.00	3,347,262
890,000	Bank of America Corp., 2.50%, 10/21/22, Callable 10/21/21 @ 100.00, MTN^	854,926
1,010,000	Bank of America Corp., 3.30%, 1/11/23, MTN	1,007,048
643,000	Bank of America Corp., 3.00%(US0003M+79bps), 12/20/23, Callable 12/20/22 @ 100.00(a)	630,691
5,280,000	Bank of America Corp., 3.55%(US0003M+78bps), 3/5/24, Callable 3/05/23 @ 100.00	5,301,821
1,095,000	Bank of America Corp., 4.00%, 4/1/24	1,118,935
455,000	Bank of America Corp., 4.00%, 1/22/25, MTN	454,105
1,810,000	Bank of America Corp., Series G, 3.50%, 4/19/26	1,778,358
1,040,000	Bank of America Corp., 3.82%(US0003M+158bps), 1/20/28, Callable 1/20/27 @ 100.00, MTN	1,027,465
380,000	Bank of America Corp., 4.24%(US0003M+181bps), 4/24/38, Callable 4/24/37 @ 100.00	387,971
284,000	Branch Banking & Trust, 3.63%, 9/16/25, Callable 8/16/25 @ 100.00	283,083
920,000	Citigroup, Inc., 2.45%, 1/10/20, Callable 12/10/19 @ 100.00^	911,451
830,000	Citigroup, Inc., 2.40%, 2/18/20	820,964
1,030,000	Citigroup, Inc., 2.65%, 10/26/20	1,017,697
920,000	Citigroup, Inc., 2.88%(US0003M+95bps), 7/24/23, Callable 7/24/22 @ 100.00	895,211
1,545,000	Citigroup, Inc., 4.40%, 6/10/25	1,572,634
965,000	Citizens Bank NA, 2.20%, 5/26/20, Callable 4/26/20 @ 100.00	944,899
250,000	Citizens Bank NA, 2.55%, 5/13/21, Callable 4/13/21 @ 100.00	244,049
40,000	Citizens Financial Group, Inc., 2.38%, 7/28/21, Callable 6/28/21 @ 100.00	38,793

Principal Amount		Fair Value
Corporate Bonds, continued
Banks, continued
$ 1,042,000	Fifth Third Bank, Series BKNT, 3.85%, 3/15/26, Callable 2/15/26 @ 100.00	$1,029,537
1,660,000	HSBC USA, Inc., 2.35%, 3/5/20	1,638,261
435,000	HSBC USA, Inc., 5.00%, 9/27/20^	451,746
470,000	Huntington National Bank (The), 2.40%, 4/1/20, Callable 3/01/20 @ 100.00	464,358
20,000	JPMorgan Chase & Co., 2.75%, 6/23/20, Callable 5/23/20 @ 100.00	19,888
1,720,000	JPMorgan Chase & Co., 2.30%, 8/15/21, Callable 8/15/20 @ 100.00	1,672,335
125,000	JPMorgan Chase & Co., 4.50%, 1/24/22	130,050
11,354,000	JPMorgan Chase & Co., 2.78%(US0003M+94bps), 4/25/23, Callable 4/25/22 @ 100.00^	11,089,403
445,000	JPMorgan Chase & Co., 3.38%, 5/1/23	439,357
300,000	JPMorgan Chase & Co., 3.20%, 6/15/26, Callable 3/15/26 @ 100.00	287,795
1,271,000	JPMorgan Chase & Co., 2.95%, 10/1/26, Callable 7/01/26 @ 100.00	1,196,025
3,710,000	JPMorgan Chase & Co., 3.78%(US0003M+134bps), 2/1/28, Callable 2/01/27 @ 100.00	3,687,735
200,000	JPMorgan Chase & Co., 3.54%(US0003M+138bps), 5/1/28, Callable 5/01/27 @ 100.00	195,468
2,320,000	JPMorgan Chase & Co., 3.51%(US0003M+95bps), 1/23/29, Callable 1/23/28 @ 100.00^	2,252,028
1,900,000	JPMorgan Chase & Co., Series 1, 7.90%(US0003M+347bps), 12/29/49, Callable 7/30/18 @ 100.00	1,909,690
1,140,000	Key Bank NA, Series BKNT, 2.50%, 12/15/19	1,132,944
500,000	KeyBank NA, Series BKNT, 2.40%, 6/9/22^	483,077
200,000	KeyCorp, 2.90%, 9/15/20, MTN	199,093
440,000	Synovus Financial Corp., 3.13%, 11/1/22, Callable 10/01/22 @ 100.00^	426,408
830,000	US BanCorp, Series X, 3.15%, 4/27/27, Callable 3/27/27 @ 100.00	797,945
790,000	US Bank NA, 2.05%, 10/23/20, Callable 9/23/20 @ 100.00, MTN	773,070
128,000	Wachovia Corp., 5.50%, 8/1/35	143,205
514,000	Wells Fargo & Co., Series G, 2.60%, 7/22/20	509,093
1,590,000	Wells Fargo & Co., 2.10%, 7/26/21	1,535,486
2,960,000	Wells Fargo & Co., 2.63%, 7/22/22, MTN	2,863,190
2,750,000	Wells Fargo & Co., 3.07%, 1/24/23, Callable 1/24/22 @ 100.00	2,704,284
250,000	Wells Fargo & Co., 3.00%, 4/22/26	234,712
1,257,000	Wells Fargo & Co., 3.00%, 10/23/26^	1,177,124
655,000	Wells Fargo & Co., Series G, 4.30%, 7/22/27	658,495
195,000	Wells Fargo & Co., 3.58%(US0003M+131bps), 5/22/28, Callable 5/22/27 @ 100.00	190,277

Continued

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

March 31, 2018 (Unaudited)

Principal Amount		Fair Value
Corporate Bonds, continued
Banks, continued
$7,740,000	Wells Fargo Bank NA, 2.60%, 1/15/21	$7,632,006

		84,789,021

Beverages (0.4%):
1,090,000	Anheuser-Busch InBev NV, 4.70%, 2/1/36, Callable 8/01/35 @ 100.00	1,153,291
1,625,000	Anheuser-Busch InBev NV, 4.90%, 2/1/46, Callable 8/01/45 @ 100.00	1,752,579
685,000	Anheuser-Busch InBev Worldwide, Inc., 4.75%, 4/15/58, Callable 10/15/57 @ 100.00	700,640
720,000	Constellation Brands, Inc., 3.60%, 2/15/28, Callable 11/15/27 @ 100.00	694,663
1,150,000	Molson Coors Brewing Co., 1.90%, 3/15/19^	1,138,602
675,000	Molson Coors Brewing Co., 2.25%, 3/15/20, Callable 2/15/20 @ 100.00	665,268
1,200,000	PepsiCo, Inc., 1.70%, 10/6/21, Callable 9/06/21 @ 100.00	1,152,811
200,000	PepsiCo, Inc., 2.38%, 10/6/26, Callable 7/06/26 @ 100.00	184,092
730,000	PepsiCo, Inc., 3.00%, 10/15/27, Callable 7/15/27 @ 100.00^	699,354
200,000	PepsiCo, Inc., 3.45%, 10/6/46, Callable 4/06/46 @ 100.00	183,830

		8,325,130

Biotechnology (0.7%):
1,000,000	AbbVie, Inc., 2.30%, 5/14/21, Callable 4/14/21 @ 100.00^	974,800
855,000	AbbVie, Inc., 3.60%, 5/14/25, Callable 2/14/25 @ 100.00	842,623
240,000	AbbVie, Inc., 4.45%, 5/14/46, Callable 11/14/45 @ 100.00^	238,673
570,000	Amgen, Inc., 2.20%, 5/11/20	561,958
500,000	Amgen, Inc., 1.85%, 8/19/21, Callable 7/19/21 @ 100.00	479,094
450,000	Amgen, Inc., 3.63%, 5/15/22, Callable 2/15/22 @ 100.00	455,278
640,000	Amgen, Inc., 2.60%, 8/19/26, Callable 5/19/26 @ 100.00	584,351
350,000	Amgen, Inc., 4.40%, 5/1/45, Callable 11/01/44 @ 100.00	349,506
254,000	Amgen, Inc., 4.56%, 6/15/48, Callable 12/15/47 @ 100.00	258,654
1,874,000	Amgen, Inc., 4.66%, 6/15/51, Callable 12/15/50 @ 100.00	1,934,470
512,000	Celgene Corp., 3.88%, 8/15/25, Callable 5/15/25 @ 100.00	507,246
485,000	Celgene Corp., 3.90%, 2/20/28, Callable 11/20/27 @ 100.00^	477,498
5,565,000	Gilead Sciences, Inc., 2.55%, 9/1/20	5,520,080
50,000	Gilead Sciences, Inc., 2.50%, 9/1/23, Callable 7/01/23 @ 100.00	48,193
800,000	Gilead Sciences, Inc., 3.65%, 3/1/26, Callable 12/01/25 @ 100.00	802,854
230,000	Gilead Sciences, Inc., 4.80%, 4/1/44, Callable 10/01/43 @ 100.00	248,287
880,000	Gilead Sciences, Inc., 4.15%, 3/1/47, Callable 9/01/46 @ 100.00^	861,677

		15,145,242

Principal Amount		Fair Value
Corporate Bonds, continued
Capital Markets (2.0%):
$1,710,000	Ares Capital Corp., 4.25%, 3/1/25, Callable 1/01/25 @ 100.00	$1,661,306
1,475,000	Bank of New York Mellon Corp. (The), 2.05%, 5/3/21, Callable 4/03/21 @ 100.00, MTN	1,431,921
5,240,000	Bank of New York Mellon Corp. (The), 2.95%, 1/29/23, Callable 12/29/22 @ 100.00	5,174,160
135,000	Bank of New York Mellon Corp. (The), 2.80%, 5/4/26, Callable 2/04/26 @ 100.00	127,142
180,000	Bank of New York Mellon Corp. (The), 2.45%, 8/17/26, Callable 5/17/26 @ 100.00	163,954
2,300,000	Bank of New York Mellon Corp. (The), 3.44% (US0003M+107bps), 2/7/28, Callable 2/07/27 @ 100.00, MTN	2,248,856
185,000	Bank of New York Mellon Corp. (The), 3.00%, 10/30/28, Callable 7/30/28 @ 100.00	170,769
1,000,000	Bank of New York Mellon Corp. (The), 3.30%, 8/23/29, Callable 5/23/29 @ 100.00, MTN	940,154
950,000	Bank of New York Mellon Corp. (The), 4.62% (US0003M+313bps), 12/29/49, Callable 9/20/26 @ 100.00	923,875
1,435,000	Chalres Schwab Corp., Series E, 4.62% (US0003M+332bps), 12/29/49, Callable 3/01/22 @ 100.00^	1,435,000
1,815,000	Goldman Sachs Group, Inc., 4.00%, 3/3/24	1,842,929
610,000	Goldman Sachs Group, Inc. (The), 2.60%, 4/23/20, Callable 3/23/20 @ 100.00	604,329
650,000	Goldman Sachs Group, Inc. (The), 2.88%, 2/25/21, Callable 1/25/21 @ 100.00	643,352
4,730,000	Goldman Sachs Group, Inc. (The), 2.55% (US0003M+78bps), 10/31/22, Callable 10/31/21 @ 100.00^	4,721,325
415,000	Goldman Sachs Group, Inc. (The), 3.75%, 2/25/26, Callable 11/25/25 @ 100.00	407,754
106,000	Goldman Sachs Group, Inc. (The), 5.95%, 1/15/27	118,478
1,385,000	Goldman Sachs Group, Inc. (The), 3.85%, 1/26/27, Callable 1/26/26 @ 100.00	1,367,570
180,000	Goldman Sachs Group, Inc. (The), 4.80%, 7/8/44, Callable 1/08/44 @ 100.00	194,032
760,000	IntercontinentalExchange, 2.75%, 12/1/20, Callable 11/01/20 @ 100.00	755,624
2,280,000	Morgan Stanley, 2.80%, 6/16/20	2,264,660
930,000	Morgan Stanley, 2.63%, 11/17/21	907,983
3,740,000	Morgan Stanley, 3.13%, 1/23/23	3,686,549
1,555,000	Morgan Stanley, 3.75%, 2/25/23	1,571,471

Continued

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

March 31, 2018 (Unaudited)

Principal Amount		Fair Value
Corporate Bonds, continued
Capital Markets, continued
$ 4,420,000	Morgan Stanley, 3.77%(US0003M+114bps), 1/24/29, Callable 1/24/28 @ 100.00^	$4,351,586
760,000	Morgan Stanley, 4.38%, 1/22/47	777,729
610,000	Northern Trust Corp., 4.60%(US0003M+320bps), 12/29/49, Callable 10/01/26 @ 100.00	600,850
1,355,000	State Street Corp., 2.55%, 8/18/20	1,347,101
741,000	State Street Corp., Series F, 5.25%(US0003M+360bps), 12/31/49, Callable 9/15/20 @ 100.00	759,525

		41,199,984

Chemicals (0.2%):
49,000	Dow Chemical Co. (The), 4.38%, 11/15/42, Callable 5/15/42 @ 100.00	48,782
345,000	E.I. du Pont de Nemours & Co., 2.20%, 5/1/20	340,231
410,000	Eastman Chemical Co., 2.70%, 1/15/20, Callable 12/15/19 @ 100.00	407,560
220,000	Eastman Chemical Co., 4.65%, 10/15/44, Callable 4/15/44 @ 100.00	226,933
1,000,000	Ecolab, Inc., 2.70%, 11/1/26, Callable 8/01/26 @ 100.00	937,951
45,000	LyondellBasell Idustries NV, 4.88%, 3/15/44, Callable 9/15/43 @ 100.00	46,892
199,000	Monsanto Co., 3.38%, 7/15/24, Callable 4/15/24 @ 100.00	196,515
90,000	Monsanto Co., 4.40%, 7/15/44, Callable 1/15/44 @ 100.00	87,533
250,000	Monsanto Co., 3.95%, 4/15/45, Callable 10/15/44 @ 100.00	225,286
220,000	RPM International, Inc., 3.75%, 3/15/27, Callable 12/15/26 @ 100.00	214,328
1,500,000	Sherwin-Williams Co. (The), 4.50%, 6/1/47, Callable 12/01/46 @ 100.00	1,493,128

		4,225,139

Commercial Services & Supplies (0.1%):
535,000	Republic Services, Inc., 3.20%, 3/15/25, Callable 12/15/24 @ 100.00^	522,738
45,000	Republic Services, Inc., 2.90%, 7/1/26, Callable 4/01/26 @ 100.00	42,173
575,000	Republic Services, Inc., 3.38%, 11/15/27, Callable 8/15/27 @ 100.00^	554,896

		1,119,807

Communications Equipment (0.1%):
35,000	Cisco Systems, Inc., 2.20%, 9/20/23, Callable 7/20/23 @ 100.00	33,229
135,000	Harris Corp., 2.70%, 4/27/20, Callable 3/27/20 @ 100.00	133,812
1,000,000	Harris Corp., 3.83%, 4/27/25, Callable 1/27/25 @ 100.00	1,005,871
50,000	Juniper Networks, Inc., 4.35%, 6/15/25, Callable 3/15/25 @ 100.00^	50,605

Principal Amount		Fair Value
Corporate Bonds, continued
Communications Equipment, continued
$ 400,000	Motorola Solutions, Inc., 3.50%, 9/1/21	$401,243
224,000	Motorola Solutions, Inc., 4.00%, 9/1/24^	223,764

		1,848,524

Consumer Finance (1.1%):
530,000	American Express Credit Corp., 2.38%, 5/26/20, Callable 4/25/20 @ 100.00	523,125
790,000	American Express Credit Corp., 2.60%, 9/14/20, Callable 8/14/20 @ 100.00, MTN	781,077
335,000	Capital One Financial Corp., 3.75%, 7/28/26, Callable 6/28/26 @ 100.00	318,715
4,120,000	Capital One NA, 2.35%, 1/31/20, Callable 12/31/19 @ 100.00	4,053,264
455,000	Discover Bank, 2.60%, 11/13/18, Callable 10/12/18 @ 100.00	454,855
330,000	Discover Bank, Series BKNT, 3.10%, 6/4/20, Callable 5/04/20 @ 100.00	328,789
370,000	Discover Bank, 3.45%, 7/27/26, Callable 4/27/26 @ 100.00	349,540
850,000	Ford Motor Credit Co. LLC, 3.10%, 5/4/23^	816,965
435,000	Ford Motor Credit Co. LLC, 3.66%, 9/8/24	419,694
810,000	Ford Motor Credit Co. LLC, 3.82%, 11/2/27, Callable 8/02/27 @ 100.00^	762,112
755,000	General Motors Financial Co., 4.38%, 9/25/21	776,057
2,269,000	General Motors Financial Co., Inc., 3.20%, 7/13/20, Callable 6/13/20 @ 100.00	2,262,919
1,740,000	General Motors Financial Co., Inc., 2.45%, 11/6/20	1,700,730
220,000	Hyundai Capital America, 2.40%, 10/30/18(a)	219,365
95,000	Hyundai Capital America, 2.50%, 3/18/19(a)	94,418
2,060,000	Hyundai Capital America, 1.75%, 9/27/19(a)	2,016,337
945,000	Hyundai Capital America, 2.55%, 4/3/20(a)	930,300
588,000	Hyundai Capital America, 3.00%, 10/30/20(a)	582,423
225,000	John Deere Capital Corp., 2.65%, 1/6/22, MTN	221,628
1,400,000	Nissan Motor Acceptance Corp., 3.15%, 3/15/21^(a)	1,400,094
1,690,000	Synchrony Financial, 3.00%, 8/15/19, Callable 7/15/19 @ 100.00	1,684,904
2,250,000	Synovus Financial, 2.70%, 2/3/20, Callable 1/03/20 @ 100.00	2,226,201

		22,923,512

Containers & Packaging (0.1%):
715,000	International Paper Co., 4.35%, 8/15/48, Callable 2/15/48 @ 100.00	678,329
685,000	WestRock RKT Co., 4.90%, 3/1/22	720,856

		1,399,185

Diversified Consumer Services (0.1%):
145,000	California Institute of Technology, 4.32%, 8/1/45	159,744

Continued

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

March 31, 2018 (Unaudited)

Principal Amount		Fair Value
Corporate Bonds, continued
Diversified Consumer Services, continued
$ 360,000	Massachusetts Institute of Technology, 4.68%, 7/1/14	$401,859
114,000	Pres & Fellows of Harvar, 3.15%, 7/15/46, Callable 1/15/46 @ 100.00^	105,412
575,000	Pres & Fellows of Harvar, 3.30%, 7/15/56, Callable 1/15/56 @ 100.00^	533,377

		1,200,392

Diversified Financial Services (0.1%):
135,000	Berkshire Hathaway, Inc., 2.75%, 3/15/23, Callable 1/15/23 @ 100.00	132,889
95,000	Berkshire Hathaway, Inc., 3.13%, 3/15/26, Callable 12/15/25 @ 100.00^	92,594
2,575,000	Daimler Finance North America LLC, 2.70%, 8/3/20(a)	2,546,068

		2,771,551

Diversified Telecommunication Services (1.3%):
1,010,000	AT&T INC, 4.75%, 5/15/46, Callable 11/15/45 @ 100.00	980,957
1,000,000	AT&T, Inc., 2.80%, 2/17/21, Callable 1/17/21 @ 100.00	990,201
150,000	AT&T, Inc., 4.45%, 4/1/24, Callable 1/01/24 @ 100.00	154,823
185,000	AT&T, Inc., 3.95%, 1/15/25, Callable 10/15/24 @ 100.00	184,885
2,000,000	AT&T, Inc., 4.13%, 2/17/26, Callable 11/17/25 @ 100.00	2,004,845
6,796,000	AT&T, Inc., 4.30%, 2/15/30, Callable 11/15/29 @ 100.00(a)	6,757,180
170,000	AT&T, Inc., 4.50%, 5/15/35, Callable 11/15/34 @ 100.00	166,966
122,000	AT&T, Inc., 5.35%, 9/1/40	128,055
1,405,000	AT&T, Inc., 5.45%, 3/1/47, Callable 9/01/46 @ 100.00	1,491,271
3,660,000	AT&T, Inc., 5.15%, 2/14/50, Callable 8/14/49 @ 100.00	3,697,227
2,030,000	Verizon Communications, Inc., 2.45%(US0003M+55bps), 5/22/20	2,038,699
1,930,000	Verizon Communications, Inc., 4.50%, 8/10/33	1,953,782
705,000	Verizon Communications, Inc., 4.40%, 11/1/34, Callable 5/01/34 @ 100.00	696,259
880,000	Verizon Communications, Inc., 4.13%, 8/15/46	791,970
1,962,000	Verizon Communications, Inc., 4.86%, 8/21/46	1,980,006
2,050,000	Verizon Communications, Inc., 5.50%, 3/16/47^	2,271,664
250,000	Verizon Communications, Inc., 5.01%, 4/15/49	257,358
525,000	Verizon Communications, Inc., 5.01%, 8/21/54	524,925

		27,071,073

Electric Utilities (1.6%):
430,000	AEP Texas, Inc., 2.40%, 10/1/22, Callable 9/01/22 @ 100.00	413,856
168,000	Alabama Power Co., Series 11-C, 5.20%, 6/1/41	194,742

Principal Amount		Fair Value
Corporate Bonds, continued
Electric Utilities, continued
$ 320,000	Alabama Power Co., 3.85%, 12/1/42	$319,046
500,000	Baltimore Gas & Electric, 2.80%, 8/15/22, Callable 5/15/22 @ 100.00	492,929
500,000	Baltimore Gas & Electric, 2.40%, 8/15/26, Callable 5/15/26 @ 100.00	459,576
900,000	Baltimore Gas & Electric Co., 3.75%, 8/15/47, Callable 2/15/47 @ 100.00	865,933
1,435,000	Berkshire Hathaway Energy Co., 3.25%, 4/15/28, Callable 1/15/28 @ 100.00^(a)	1,384,909
220,000	Carolina Power & Light Co., 5.70%, 4/1/35	262,183
430,000	Carolina Power & Light Co., 4.10%, 3/15/43, Callable 9/15/42 @ 100.00	439,756
1,000,000	Duke Energy Carolinas, 4.25%, 12/15/41, Callable 6/15/41 @ 100.00	1,039,897
555,000	Duke Energy Carolinas, 3.75%, 6/1/45, Callable 12/01/44 @ 100.00	537,187
465,000	Duke Energy Carolinas LLC, 3.95%, 3/15/48, Callable 9/15/47 @ 100.00	466,999
1,500,000	Duke Energy Corp., 1.80%, 9/1/21, Callable 8/01/21 @ 100.00	1,427,777
1,780,000	Duke Energy Corp., 3.55%, 9/15/21, Callable 6/15/21 @ 100.00	1,796,430
430,000	Duke Energy Corp., 3.05%, 8/15/22, Callable 5/15/22 @ 100.00	423,788
1,500,000	Duke Energy Corp., 2.65%, 9/1/26, Callable 6/01/26 @ 100.00	1,368,970
600,000	Duke Energy Corp., 3.75%, 9/1/46, Callable 3/01/46 @ 100.00	541,181
45,000	Emera US Finance LP, 2.15%, 6/15/19	44,457
1,500,000	Entergy Corp., 5.13%, 9/15/20, Callable 6/15/20 @ 100.00	1,561,785
1,015,000	Entergy Corp., 2.95%, 9/1/26, Callable 6/01/26 @ 100.00	944,846
850,000	Entergy Louisiana LLC, 4.00%, 3/15/33, Callable 12/15/32 @ 100.00^	866,787
490,000	Entergy Texas, Inc., 3.45%, 12/1/27, Callable 9/01/27 @ 100.00	479,130
440,000	Eversource Energy, Series L, 2.90%, 10/1/24, Callable 8/01/24 @ 100.00	422,487
135,000	Exelon Corp., 2.85%, 6/15/20, Callable 5/15/20 @ 100.00	133,789
15,000	Exelon Corp., 2.45%, 4/15/21, Callable 3/15/21 @ 100.00	14,660
35,000	Exelon Corp., 3.40%, 4/15/26, Callable 1/15/26 @ 100.00	33,797
92,000	Exelon Corp., 4.95%, 6/15/35, Callable 12/15/34 @ 100.00	101,332
163,000	Exelon Corp., 5.63%, 6/15/35	194,577
450,000	Florida Power & Light Co., 3.13%, 12/1/25, Callable 6/01/25 @ 100.00^	445,245
110,000	Florida Power & Light Co., 5.69%, 3/1/40	141,289
460,000	Florida Power & Light Co., 4.05%, 6/1/42, Callable 12/01/41 @ 100.00	476,257

Continued

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

March 31, 2018 (Unaudited)

Principal Amount		Fair Value
Corporate Bonds, continued
Electric Utilities, continued
$ 170,000	Florida Power & Light Co., 3.80%, 12/15/42, Callable 6/15/42 @ 100.00	$169,599
340,000	Florida Power & Light Co., 3.70%, 12/1/47, Callable 6/01/47 @ 100.00	332,274
568,000	Georgia Power Co., 2.00%, 3/30/20	558,921
750,000	Georgia Power Co., 3.25%, 3/30/27, Callable 12/30/26 @ 100.00	724,845
375,000	ITC Holdings Corp., 2.70%, 11/15/22, Callable 10/15/22 @ 100.00(a)	363,868
40,000	MidAmerican Energy Holdings Co., 5.95%, 5/15/37	49,894
365,000	NextEra Energy Capital Holdings, Inc., 3.55%, 5/1/27, Callable 2/01/27 @ 100.00	354,700
110,000	Northern States Power Co., 3.40%, 8/15/42, Callable 2/15/42 @ 100.00^	102,334
320,000	Northern States Power Co., 3.60%, 5/15/46, Callable 11/15/45 @ 100.00	305,442
660,000	Northern States Power Co., 3.60%, 9/15/47, Callable 3/15/47 @ 100.00	629,615
575,000	NSTAR Electric Co., 3.20%, 5/15/27, Callable 2/15/27 @ 100.00	562,367
120,000	Ohio Power Co., 4.15%, 4/1/48, Callable 10/01/47 @ 100.00	122,297
170,000	Oncor Electric Delivery Co. LLC, 3.80%, 9/30/47, Callable 3/30/47 @ 100.00(a)	166,319
325,000	PacifiCorp, 5.75%, 4/1/37	402,291
1,000,000	PPL Capital Funding, Inc., 3.40%, 6/1/23, Callable 3/01/23 @ 100.00	993,902
600,000	Southwestern Public Service Co., 3.30%, 6/15/24, Callable 12/15/23 @ 100.00	598,451
5,510,000	Virginia Electric & Power Co., 3.45%, 9/1/22, Callable 6/01/22 @ 100.00^	5,552,378
1,075,000	Virginia Electric & Power Co., Series A, 3.15%, 1/15/26, Callable 10/15/25 @ 100.00	1,039,262
215,000	Virginia Electric & Power Co., Series B, 2.95%, 11/15/26, Callable 8/15/26 @ 100.00^	204,047
730,000	Virginia Electric & Power Co., Series A, 3.80%, 4/1/28, Callable 1/01/28 @ 100.00	739,110
25,000	Virginia Electric & Power Co., 6.35%, 11/30/37	32,678
255,000	Virginia Electric & Power Co., Series C, 4.00%, 11/15/46, Callable 5/15/46 @ 100.00^	252,046
390,000	Wisconsin Power & Light Co., 3.05%, 10/15/27, Callable 7/15/27 @ 100.00	373,953

		32,926,190

Electrical Equipment (0.0%):
645,000	Eaton Corp., 2.75%, 11/2/22	630,055

Electronic Equipment, Instruments & Components (0.1%):
40,000	Avnet, Inc., 4.63%, 4/15/26, Callable 1/15/26 @ 100.00	39,905

Principal Amount		Fair Value
Corporate Bonds, continued
Electronic Equipment, Instruments & Components, continued
$ 1,645,000	Corning, Inc., 4.38%, 11/15/57, Callable 5/15/57 @ 100.00	$1,514,831

		1,554,736

Energy Equipment & Services (0.2%):
665,000	Baker Hughes Co-Obligor, Inc., 4.08%, 12/15/47, Callable 6/15/47 @ 100.00	628,797
75,000	Halliburton Co., 3.80%, 11/15/25, Callable 8/15/25 @ 100.00	75,339
2,490,000	Patterson-UTI Energy, Inc., 3.95%, 2/1/28, Callable 11/01/27 @ 100.00(a)	2,398,532

		3,102,668

Equity Real Estate Investment Trusts (0.2%):
25,000	Crown Castle International Corp., 3.40%, 2/15/21, Callable 1/15/21 @ 100.00	25,095
175,000	Crown Castle International Corp., 2.25%, 9/1/21, Callable 8/01/21 @ 100.00	168,677
2,000,000	Crown Castle International Corp., 5.25%, 1/15/23	2,125,302
535,000	Crown Castle International Corp., 3.70%, 6/15/26, Callable 3/15/26 @ 100.00	514,861
240,000	Crown Castle International Corp., 4.75%, 5/15/47, Callable 11/15/46 @ 100.00^	241,858
1,460,000	Realty Income Corp., 3.00%, 1/15/27, Callable 10/15/26 @ 100.00	1,348,211

		4,424,004

Food & Staples Retailing (0.8%):
5,545,000	CVS Health Corp., 3.13%, 3/9/20^	5,550,591
2,000,000	CVS Health Corp., 2.80%, 7/20/20, Callable 6/20/20 @ 100.00^	1,985,727
705,000	CVS Health Corp., 3.35%, 3/9/21^	708,837
2,635,000	CVS Health Corp., 3.70%, 3/9/23, Callable 2/09/23 @ 100.00	2,649,308
2,750,000	CVS Health Corp., 4.30%, 3/25/28, Callable 12/25/27 @ 100.00	2,761,717
155,000	CVS Health Corp., 5.13%, 7/20/45, Callable 1/20/45 @ 100.00	164,404
1,195,000	CVS Health Corp., 5.05%, 3/25/48, Callable 9/25/47 @ 100.00	1,256,885
970,000	Sysco Corp., 3.55%, 3/15/25, Callable 1/15/25 @ 100.00	964,697
650,000	Walgreens Boots Alliance, Inc., 4.65%, 6/1/46, Callable 12/01/45 @ 100.00^	630,831
305,000	Wal-Mart Stores, Inc., 4.00%, 4/11/43, Callable 10/11/42 @ 100.00	316,635
189,000	Wal-Mart Stores, Inc., 4.30%, 4/22/44, Callable 10/22/43 @ 100.00	204,671

		17,194,303

Continued

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

March 31, 2018 (Unaudited)

Principal Amount		Fair Value
Corporate Bonds, continued
Food Products (0.2%):
$ 3,425,000	Campbell Soup Co., 3.95%, 3/15/25, Callable 1/15/25 @ 100.00	$3,408,861
330,000	Cargill, Inc., 3.25%, 3/1/23(a)	330,587
502,000	Kraft Foods Group, Inc., 5.38%, 2/10/20	522,544
470,000	Kraft Heinz Foods Co., 3.00%, 6/1/26, Callable 3/01/26 @ 100.00	433,828
310,000	Kraft Heinz Foods Co., 4.38%, 6/1/46, Callable 12/01/45 @ 100.00	284,265

		4,980,085

Health Care Equipment & Supplies (0.3%):
1,690,000	Abbott Laboratories, 2.90%, 11/30/21, Callable 10/30/21 @ 100.00	1,672,118
35,000	Abbott Laboratories, 3.88%, 9/15/25, Callable 6/15/25 @ 100.00	35,354
270,000	Abbott Laboratories, 3.75%, 11/30/26, Callable 8/30/26 @ 100.00	268,555
166,000	Abbott Laboratories, 4.75%, 4/15/43, Callable 10/15/42 @ 100.00	174,290
1,070,000	Baxter International, Inc., 1.70%, 8/15/21, Callable 7/15/21 @ 100.00	1,020,088
109,000	Becton, Dickinson & Co., 2.68%, 12/15/19	108,370
84,000	Becton, Dickinson & Co., 3.73%, 12/15/24, Callable 9/15/24 @ 100.00	82,592
880,000	Medtronic plc, 2.50%, 3/15/20	875,192
311,000	Medtronic, Inc., 3.15%, 3/15/22	311,517
810,000	Medtronic, Inc., 4.63%, 3/15/45	886,586
200,000	Stryker Corp., 2.63%, 3/15/21, Callable 2/15/21 @ 100.00	197,872

		5,632,534

Health Care Providers & Services (0.3%):
55,000	Aetna, Inc., 2.75%, 11/15/22, Callable 8/15/22 @ 100.00	52,977
380,000	Aetna, Inc., 4.13%, 11/15/42, Callable 5/15/42 @ 100.00	356,847
485,000	Anthem, Inc., 2.50%, 11/21/20	476,782
715,000	Anthem, Inc., 2.95%, 12/1/22, Callable 11/01/22 @ 100.00	695,753
525,000	Anthem, Inc., 3.35%, 12/1/24, Callable 10/01/24 @ 100.00	509,703
345,000	Anthem, Inc., 3.65%, 12/1/27, Callable 9/01/27 @ 100.00	333,547
255,000	Anthem, Inc., 4.38%, 12/1/47, Callable 6/01/47 @ 100.00	250,316
710,000	Cigna Corp., 3.25%, 4/15/25, Callable 1/15/25 @ 100.00	677,504
230,000	Cigna Corp., 3.05%, 10/15/27, Callable 7/15/27 @ 100.00	211,039
220,000	Humana, Inc., 4.80%, 3/15/47, Callable 9/15/46 @ 100.00	226,926
160,000	UnitedHealth Group, Inc., 2.70%, 7/15/20	159,291
545,000	UnitedHealth Group, Inc., 3.35%, 7/15/22	547,810
1,000,000	UnitedHealth Group, Inc., 3.10%, 3/15/26	968,686
1,320,000	UnitedHealth Group, Inc., 4.75%, 7/15/45	1,452,609

		6,919,790

Principal Amount		Fair Value
Corporate Bonds, continued
Hotels, Restaurants & Leisure (0.1%):
$ 10,000	McDonald’s Corp., 2.75%, 12/9/20, Callable 11/09/20 @ 100.00	$9,951
50,000	McDonald’s Corp., 4.70%, 12/9/35, Callable 6/09/35 @ 100.00	53,412
120,000	McDonald’s Corp., 4.60%, 5/26/45, Callable 11/26/44 @ 100.00	126,297
60,000	McDonald’s Corp., 4.88%, 12/9/45, Callable 6/09/45 @ 100.00, MTN	65,288
1,110,000	McDonald’s Corp., 4.45%, 3/1/47, Callable 9/01/46 @ 100.00, MTN	1,144,090

		1,399,038

Household Durables (0.1%):
2,400,000	Newell Rubbermaid, Inc., 3.85%, 4/1/23, Callable 2/01/23 @ 100.00	2,395,328
430,000	Newell Rubbermaid, Inc., 5.50%, 4/1/46, Callable 10/01/45 @ 100.00	456,450

		2,851,778

Industrial Conglomerates (0.5%):
3,900,000	General Electric Capital Corp., Series A, 5.55%, 5/4/20, MTN	4,081,424
439,000	General Electric Co., 4.50%, 3/11/44^	432,155
4,750,000	General Electric Co., Series D, 5.00%(US0003M+333bps), 12/31/49, Callable 1/21/21 @ 100.00^	4,702,501
164,000	Georgia-Pacific LLC, 5.40%, 11/1/20(a)	173,377
309,000	Georgia-Pacific LLC, 3.60%, 3/1/25, Callable 12/01/24 @ 100.00(a)	310,857
174,000	Georgia-Pacific LLC, 7.75%, 11/15/29	237,447

		9,937,761

Insurance (0.3%):
325,000	ACE INA Holdings, Inc., 3.35%, 5/15/24	324,643
410,000	ACE INA Holdings, Inc., 4.15%, 3/13/43	421,968
550,000	American International Group, Inc., 4.50%, 7/16/44, Callable 1/16/44 @ 100.00	542,868
700,000	American International Group, Inc., 5.75%(US0003M+287bps), 4/1/48, Callable 4/01/28 @ 100.00	709,100
260,000	American International Group, Inc., 4.75%, 4/1/48, Callable 10/01/47 @ 100.00	267,801
401,000	Hartford Financial Services Group, Inc. (The), 4.30%, 4/15/43	399,498
20,000	Marsh & McLennan Cos., Inc., 3.50%, 3/10/25, Callable 12/10/24 @ 100.00	19,853
1,060,000	Marsh & McLennan Cos., Inc., 3.75%, 3/14/26, Callable 12/14/25 @ 100.00	1,059,635
610,000	Marsh & McLennan Cos., Inc., 4.35%, 1/30/47, Callable 7/30/46 @ 100.00	626,485
95,000	Principal Financial Group, Inc., 3.13%, 5/15/23	93,228

Continued

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

March 31, 2018 (Unaudited)

Principal Amount		Fair Value
Corporate Bonds, continued
Insurance, continued
$ 196,000	Principal Financial Group, Inc., 3.10%, 11/15/26, Callable 8/15/26 @ 100.00	$185,810
25,000	Principal Financial Group, Inc., 4.63%, 9/15/42	25,840
12,000	Teachers Insurance & Annuity Association of America, 6.85%, 12/16/39(a)	16,012
50,000	Teachers Insurance & Annuity Association of America, 4.90%, 9/15/44(a)	55,108
540,000	Teachers Insurance & Annuity Association of America, 4.27%, 5/15/47, Callable 11/15/46 @ 100.00(a)	540,084
195,000	Travelers Cos., Inc., 4.05%, 3/7/48, Callable 9/07/47 @ 100.00	196,829
214,000	Travelers Cos., Inc. (The), 4.30%, 8/25/45, Callable 2/25/45 @ 100.00	221,434

		5,706,196

Internet & Direct Marketing Retail (0.1%):
116,000	Amazon.com, Inc., 4.80%, 12/5/34, Callable 6/05/34 @ 100.00	128,503
368,000	Amazon.com, Inc., 4.05%, 8/22/47, Callable 2/22/47 @ 100.00^(a)	368,297
570,000	Amazon.com, Inc., 4.25%, 8/22/57, Callable 2/22/57 @ 100.00(a)	568,509

		1,065,309

IT Services (0.1%):
125,000	DXC Technology Co., 2.88%, 3/27/20	124,304
49,000	Fidelity National Information Services, Inc., 5.00%, 10/15/25, Callable 7/15/25 @ 100.00	52,327
250,000	Fidelity National Information Services, Inc., 4.50%, 8/15/46, Callable 2/15/46 @ 100.00	249,085
420,000	International Business Machines Corp., 2.88%, 11/9/22	414,480
100,000	International Business Machines Corp., 4.70%, 2/19/46^	113,158
1,720,000	Visa, Inc., 3.15%, 12/14/25, Callable 9/14/25 @ 100.00	1,686,975

		2,640,329

Leisure Products (0.0%):
220,000	Hasbro, Inc., 3.50%, 9/15/27, Callable 6/15/27 @ 100.00^	206,067

Life Sciences Tools & Services (0.1%):
313,000	Thermo Fisher Scientific, Inc., 3.60%, 8/15/21, Callable 5/15/21 @ 100.00	315,831
550,000	Thermo Fisher Scientific, Inc., 2.95%, 9/19/26, Callable 6/19/26 @ 100.00	513,438
690,000	Thermo Fisher Scientific, Inc., 3.20%, 8/15/27, Callable 5/15/27 @ 100.00	653,105

		1,482,374

Machinery (0.0%):
395,000	Crane Co., 4.20%, 3/15/48, Callable 9/15/47 @ 100.00	393,296

Principal Amount		Fair Value
Corporate Bonds, continued
Media (1.6%):
$ 880,000	CBS Corp., 3.70%, 6/1/28, Callable 3/01/28 @ 100.00(a)	$838,180
778,000	Comcast Corp., 3.15%, 3/1/26, Callable 12/01/25 @ 100.00	749,051
2,331,000	Comcast Corp., 2.35%, 1/15/27, Callable 10/15/26 @ 100.00	2,092,789
6,270,000	Comcast Corp., 3.30%, 2/1/27, Callable 11/01/26 @ 100.00	6,069,325
2,300,000	Comcast Corp., 3.15%, 2/15/28, Callable 11/15/27 @ 100.00^	2,190,701
2,800,000	Comcast Corp., 3.40%, 7/15/46, Callable 1/15/46 @ 100.00^	2,405,738
2,105,000	COX Communications, Inc., 3.15%, 8/15/24, Callable 6/15/24 @ 100.00(a)	2,018,730
250,000	Discovery Communications LLC, 2.20%, 9/20/19	247,443
2,310,000	Discovery Communications LLC, 2.95%, 3/20/23, Callable 2/20/23 @ 100.00^	2,225,991
1,245,000	Discovery Communications LLC, 3.95%, 3/20/28, Callable 12/20/27 @ 100.00^	1,194,259
392,000	Discovery Communications, Inc., 4.88%, 4/1/43	374,050
2,930,000	NBCUniversal Enterprise, Inc., 2.09%(US0003M+40bps), 4/1/21(a)	2,938,810
5,105,000	NBCUniversal Enterprise, Inc., 5.25%, 12/31/99, Callable 3/19/21 @ 100.00(a)	5,296,438
820,000	NBCUniversal Media LLC, 5.15%, 4/30/20	855,886
580,000	NBCUniversal Media LLC, 4.45%, 1/15/43	586,926
1,920,000	Time Warner, Inc., 3.80%, 2/15/27, Callable 11/15/26 @ 100.00	1,856,314
206,000	Twenty-First Century Fox, Inc., 6.40%, 12/15/35	260,259
480,000	Viacom, Inc., 5.85%, 9/1/43, Callable 3/01/43 @ 100.00	517,488

		32,718,378

Metals & Mining (0.0%):
400,000	Newmont Mining Corp., 4.88%, 3/15/42, Callable 9/15/41 @ 100.00	419,327

Multiline Retail (0.0%):
423,000	Dollar General Corp., 4.15%, 11/1/25, Callable 8/01/25 @ 100.00^	434,697

Multi-Utilities (0.3%):
170,000	Black Hills Corp., 3.15%, 1/15/27, Callable 7/15/26 @ 100.00	160,027
190,000	CenterPoint Energy Houston Electric LLC, 3.95%, 3/1/48, Callable 9/01/47 @ 100.00	191,622
745,000	CenterPoint Energy Resources Corp., 4.10%, 9/1/47, Callable 3/01/47 @ 100.00	727,103
85,000	CMS Energy Corp., 3.00%, 5/15/26, Callable 2/15/26 @ 100.00	81,471
775,000	CMS Energy Corp., 4.70%, 3/31/43, Callable 9/30/42 @ 100.00	813,904
255,000	Dominion Energy, Inc., 2.58%, 7/1/20	251,779
600,000	DTE Electric Co., 3.75%, 8/15/47, Callable 2/15/47 @ 100.00	587,159
590,000	DTE Energy Co., Series B, 3.30%, 6/15/22, Callable 4/15/22 @ 100.00	589,819
2,515,000	NiSource Finance Corp., 3.49%, 5/15/27, Callable 2/15/27 @ 100.00	2,430,589

		5,833,473

Oil, Gas & Consumable Fuels (2.4%):
135,000	Apache Corp., 6.00%, 1/15/37	152,826
689,000	Apache Corp., 5.10%, 9/1/40, Callable 3/01/40 @ 100.00	705,266

Continued

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

March 31, 2018 (Unaudited)

Principal Amount		Fair Value
Corporate Bonds, continued
Oil, Gas & Consumable Fuels, continued
$ 1,407,000	Buckeye Partners, LP, 5.85%, 11/15/43, Callable 5/15/43 @ 100.00	$1,439,731
418,000	Buckeye Partners, LP, 5.60%, 10/15/44, Callable 4/15/44 @ 100.00	416,585
4,580,000	Cimarex Energy Co., 3.90%, 5/15/27, Callable 2/15/27 @ 100.00	4,516,770
250,000	El Paso Pipeline Partners Operating Co. LLC, 5.00%, 10/1/21, Callable 7/01/21 @ 100.00	260,739
265,000	Energy Transfer Partners LP, 4.05%, 3/15/25, Callable 12/15/24 @ 100.00^	259,898
700,000	Energy Transfer Partners LP, 4.75%, 1/15/26, Callable 10/15/25 @ 100.00	707,769
1,350,000	Energy Transfer Partners LP, 6.13%, 12/15/45, Callable 6/15/45 @ 100.00	1,401,120
479,000	Enterprise Products Operating LLC, 5.10%, 2/15/45, Callable 8/15/44 @ 100.00	520,809
120,000	Enterprise Products Operating LLC, 4.25%, 2/15/48, Callable 8/15/47 @ 100.00^	116,958
1,480,000	Enterprise Products Operating LLC, Series A, 5.48%(US0003M+371bps), 8/1/66, Callable 5/07/18 @ 100.00	1,483,787
1,495,000	Enterprise Products Operating LLC, Series E, 5.25%(US0003M+303bps), 8/16/77, Callable 8/16/27 @ 100.00	1,453,888
885,000	Enterprise Products Operating LLC, 5.38%(US0003M+257bps), 2/15/78, Callable 2/15/28 @ 100.00^	847,634
595,000	Enterprise Products Operating LP, 4.90%, 5/15/46, Callable 11/15/45 @ 100.00	631,942
445,000	EOG Resources, Inc., 2.45%, 4/1/20, Callable 3/01/20 @ 100.00	440,510
450,000	EOG Resources, Inc., 2.63%, 3/15/23, Callable 12/15/22 @ 100.00	433,514
1,480,000	EOG Resources, Inc., 4.15%, 1/15/26, Callable 10/15/25 @ 100.00^	1,528,974
1,300,000	EOG Resources, Inc., 3.90%, 4/1/35, Callable 10/01/34 @ 100.00	1,275,496
330,000	Kinder Morgan (Delaware), Inc., 3.05%, 12/1/19, Callable 11/01/19 @ 100.00	329,147
2,510,000	Kinder Morgan (Delaware), Inc., 5.55%, 6/1/45, Callable 12/01/44 @ 100.00	2,634,140
200,000	Kinder Morgan (Delaware), Inc., 5.05%, 2/15/46, Callable 8/15/45 @ 100.00	195,704
235,000	Kinder Morgan Energy Partners LP, 5.40%, 9/1/44, Callable 3/01/44 @ 100.00	237,446

Principal Amount		Fair Value
Corporate Bonds, continued
Oil, Gas & Consumable Fuels, continued
$ 150,000	Magellan Midstream Partners LP, 4.20%, 10/3/47, Callable 4/03/47 @ 100.00	$144,754
348,000	Marathon Petroleum Corp., 4.75%, 9/15/44, Callable 3/15/44 @ 100.00^	349,828
330,000	MPLX, LP, 5.20%, 3/1/47, Callable 9/01/46 @ 100.00	344,846
1,920,000	Phillips 66, 3.90%, 3/15/28, Callable 12/15/27 @ 100.00	1,913,040
411,000	Pioneer Natural Resource, 3.95%, 7/15/22, Callable 4/15/22 @ 100.00	417,770
2,974,000	Pioneer Natural Resource Co., 4.45%, 1/15/26, Callable 10/15/25 @ 100.00	3,098,343
600,000	Sabine Pass Liquefaction LLC, 5.63%, 2/1/21, Callable 11/01/20 @ 100.00^	630,840
1,500,000	Sabine Pass Liquefaction LLC, 5.63%, 4/15/23, Callable 1/15/23 @ 100.00	1,601,973
1,680,000	Sabine Pass Liquefaction LLC, 5.75%, 5/15/24, Callable 2/15/24 @ 100.00	1,808,318
4,700,000	Sabine Pass Liquefaction LLC, 5.63%, 3/1/25, Callable 12/01/24 @ 100.00	5,056,461
1,000,000	Sabine Pass Liquefcation LLC, 6.25%, 3/15/22, Callable 12/15/21 @ 100.00	1,085,098
290,000	Spectra Energy Partners, 3.38%, 10/15/26, Callable 7/15/26 @ 100.00	273,707
470,000	Spectra Energy Partners LP, 4.75%, 3/15/24, Callable 12/15/23 @ 100.00	493,689
505,000	Spectra Energy Partners LP, 3.50%, 3/15/25, Callable 12/15/24 @ 100.00	486,417
1,030,000	Spectra Energy Partners LP, 4.50%, 3/15/45, Callable 9/15/44 @ 100.00	999,515
378,000	Sunoco Logistics Partner LP, 5.35%, 5/15/45, Callable 11/15/44 @ 100.00	352,148
3,145,000	Texas Eastern Tranmission, 4.15%, 1/15/48, Callable 7/15/47 @ 100.00(a)	2,904,761
220,000	Texas Eastern Transmission LP, 2.80%, 10/15/22, Callable 7/15/22 @ 100.00(a)	211,285
1,625,000	Texas Eastern Transmission LP, 3.50%, 1/15/28, Callable 10/15/27 @ 100.00(a)	1,551,554
1,970,000	Transcontinental Gas Pipe Line Co. LLC, 4.00%, 3/15/28, Callable 12/15/27 @ 100.00(a)	1,926,839
865,000	Transcontinental Gas Pipe Line Co. LLC, 4.60%, 3/15/48, Callable 9/15/47 @ 100.00(a)	837,256

		48,479,095

Pharmaceuticals (0.2%):
1,540,000	Bayer US Finance LLC, 3.00%, 10/8/21(a)	1,523,691

Continued

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

March 31, 2018 (Unaudited)

Principal Amount		Fair Value
Corporate Bonds, continued
Pharmaceuticals, continued
$ 500,000	Johnson & Johnson, 2.45%, 3/1/26, Callable 12/01/25 @ 100.00	$471,152
200,000	Johnson & Johnson, 2.95%, 3/3/27, Callable 12/03/26 @ 100.00^	194,290
690,000	Johnson & Johnson, 2.90%, 1/15/28, Callable 10/15/27 @ 100.00	663,167
250,000	Merck & Co., Inc., 3.70%, 2/10/45, Callable 8/10/44 @ 100.00	243,905
45,000	Novartis Capital Corp., 3.10%, 5/17/27, Callable 2/17/27 @ 100.00	43,938
320,000	Pfizer, Inc., 4.40%, 5/15/44^	344,146

		3,484,289

Professional Services (0.1%):
120,000	Equifax, Inc., 2.30%, 6/1/21, Callable 5/01/21 @ 100.00^	116,352
85,000	Relx Capital, Inc., 3.13%, 10/15/22, Callable 7/15/22 @ 100.00	83,820
1,175,000	RELX Capital, Inc., 3.50%, 3/16/23, Callable 2/16/23 @ 100.00	1,176,524

		1,376,696

Real Estate Management & Development (0.1%):
1,617,000	CC Holdings GS V LLC, 3.85%, 4/15/23	1,623,957
575,000	Northwest Florida Timber Finance LLC, 4.75%, 3/4/29(a)	542,677

		2,166,634

Road & Rail (0.5%):
1,000,000	Burlington North Santa Fe LLC, 3.05%, 9/1/22, Callable 6/01/22 @ 100.00	997,865
490,000	Burlington North Santa Fe LLC, 4.55%, 9/1/44, Callable 3/01/44 @ 100.00	527,887
1,305,000	CSX Corp., 3.25%, 6/1/27, Callable 3/01/27 @ 100.00^	1,247,369
1,035,000	CSX Corp., 3.80%, 11/1/46, Callable 5/01/46 @ 100.00	952,429
485,000	CSX Corp., 4.30%, 3/1/48, Callable 9/01/47 @ 100.00	483,949
432,000	Norfolk Southern Corp., 2.90%, 6/15/26, Callable 3/15/26 @ 100.00^	411,152
575,000	Norfolk Southern Corp., 3.15%, 6/1/27, Callable 3/01/27 @ 100.00	547,501
500,000	Penske Truck Leasing, 3.40%, 11/15/26, Callable 8/15/26 @ 100.00(a)	476,476
1,090,000	Ryder System, Inc., 2.65%, 3/2/20, Callable 2/02/20 @ 100.00, MTN	1,081,676
484,000	Union Pacific Corp., 3.88%, 2/1/55, Callable 8/01/54 @ 100.00	458,575
1,705,000	Union Pacific Corp., 4.10%, 9/15/67, Callable 3/15/67 @ 100.00	1,630,904
452,885	Union Pacific Railroad Co., Series 14-1, 3.23%, 5/14/26	444,507

		9,260,290

Semiconductors & Semiconductor Equipment (0.6%):
850,000	Analog Devices, Inc., 2.85%, 3/12/20	848,611
515,000	Analog Devices, Inc., 3.50%, 12/5/26, Callable 9/05/26 @ 100.00	501,964

Principal Amount		Fair Value
Corporate Bonds, continued
Semiconductors & Semiconductor Equipment, continued
$ 280,000	Analog Devices, Inc., 4.50%, 12/5/36, Callable 6/05/36 @ 100.00	$284,439
190,000	Analog Devices, Inc., 5.30%, 12/15/45, Callable 6/15/45 @ 100.00^	214,696
130,000	Applied Materials, Inc., 5.85%, 6/15/41	163,269
1,970,000	Broadcom Cayman Finance, Ltd., 3.00%, 1/15/22, Callable 12/15/21 @ 100.00	1,933,056
1,570,000	Broadcom Cayman Finance, Ltd., 3.63%, 1/15/24, Callable 11/15/23 @ 100.00	1,544,455
2,035,000	Broadcom Cayman Finance, Ltd., 3.13%, 1/15/25, Callable 11/15/24 @ 100.00	1,923,706
220,000	Intel Corp., 4.10%, 5/19/46, Callable 11/19/45 @ 100.00	225,602
19,000	KLA-Tencor Corp., 4.65%, 11/1/24, Callable 8/01/24 @ 100.00	19,844
645,000	Lam Research Corp., 2.75%, 3/15/20, Callable 2/15/20 @ 100.00	642,273
302,000	Lam Research Corp., 2.80%, 6/15/21, Callable 5/15/21 @ 100.00	298,018
120,000	Qualcomm, Inc., 4.30%, 5/20/47, Callable 11/20/46 @ 100.00^	116,273
1,650,000	QUALCOMM, Inc., 2.10%, 5/20/20^	1,631,182
228,000	QUALCOMM, Inc., 3.45%, 5/20/25, Callable 2/20/25 @ 100.00	222,629
358,000	QUALCOMM, Inc., 4.80%, 5/20/45, Callable 11/20/44 @ 100.00	373,209
800,000	Xilinx, Inc., 2.95%, 6/1/24, Callable 4/01/24 @ 100.00	767,622

		11,710,848

Software (0.3%):
1,600,000	Activision Blizzard, Inc., 3.40%, 6/15/27, Callable 3/15/27 @ 100.00	1,546,820
345,000	Autodesk, Inc., 3.50%, 6/15/27, Callable 3/15/27 @ 100.00	329,337
925,000	Microsoft Corp., 3.45%, 8/8/36, Callable 2/08/36 @ 100.00	902,195
825,000	Microsoft Corp., 3.70%, 8/8/46, Callable 2/08/46 @ 100.00	814,002
270,000	Microsoft Corp., Series 30Y, 4.25%, 2/6/47, Callable 8/06/46 @ 100.00	290,497
250,000	Microsoft Corp., 3.95%, 8/8/56, Callable 2/08/56 @ 100.00^	248,490
760,000	Microsoft Corp., 4.50%, 2/6/57, Callable 8/06/56 @ 100.00	833,048
965,000	Oracle Corp., 2.40%, 9/15/23, Callable 7/15/23 @ 100.00	924,299
195,000	Oracle Corp., 4.50%, 7/8/44, Callable 1/08/44 @ 100.00	208,022
525,000	Oracle Corp., 4.00%, 7/15/46, Callable 1/15/46 @ 100.00	517,363
450,000	Oracle Corp., 4.38%, 5/15/55, Callable 11/15/54 @ 100.00	467,773

		7,081,846

Specialty Retail (0.1%):
1,225,000	Bed Bath & Beyond, Inc., 5.17%, 8/1/44, Callable 2/01/44 @ 100.00	1,019,428
750,000	Home Depot, Inc. (The), 3.00%, 4/1/26, Callable 1/01/26 @ 100.00	729,027

Continued

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

March 31, 2018 (Unaudited)

Principal Amount		Fair Value
Corporate Bonds, continued
Specialty Retail, continued
$ 560,000	Home Depot, Inc. (The), 4.25%, 4/1/46, Callable 10/01/45 @ 100.00	$585,655
290,000	Lowe’s Companies, Inc., 3.38%, 9/15/25, Callable 6/15/25 @ 100.00	287,712
145,000	Lowe’s Cos., Inc., 2.50%, 4/15/26, Callable 1/15/26 @ 100.00	134,385

		2,756,207

Technology Hardware, Storage & Peripherals (0.4%):
1,340,000	Apple, Inc., 4.65%, 2/23/46, Callable 8/23/45 @ 100.00	1,475,602
1,015,000	Apple, Inc., 3.85%, 8/4/46, Callable 2/04/46 @ 100.00	993,169
170,000	Apple, Inc., 4.25%, 2/9/47, Callable 8/09/46 @ 100.00	176,136
1,900,000	Apple, Inc., 3.75%, 11/13/47, Callable 5/13/47 @ 100.00	1,834,602
220,000	Diamond 1 Finance Corp./Diamond 2 Finance Corp., 6.02%, 6/15/26, Callable 3/15/26 @ 100.00(a)	236,923
680,000	Diamond 1 Finance Corp./Diamond 2 Finance Corp., 8.35%, 7/15/46, Callable 1/15/46 @ 100.00(a)	863,723
520,000	HP Enterprise Co., 2.85%, 10/5/18	520,534
830,000	HP Enterprise Co., 4.90%, 10/15/25, Callable 7/15/25 @ 100.00	861,750
400,000	Xerox Corp., 3.63%, 3/15/23, Callable 2/15/23 @ 100.00	390,594

		7,353,033

Textiles, Apparel & Luxury Goods (0.0%):
245,000	Coach, Inc., 4.13%, 7/15/27, Callable 4/15/27 @ 100.00	240,460

Tobacco (0.4%):
475,000	Altria Group, Inc., 2.85%, 8/9/22	465,086
300,000	Altria Group, Inc., 2.63%, 9/16/26, Callable 6/16/26 @ 100.00	276,746
860,000	Bat Capital Corp., 2.30%, 8/14/20(a)	843,187
1,080,000	Bat Capital Corp., 4.54%, 8/15/47, Callable 2/15/47 @ 100.00(a)	1,068,385
740,000	BAT Capital Corp., 3.22%, 8/15/24, Callable 6/15/24 @ 100.00(a)	713,452
1,075,000	BAT Capital Corp., 3.56%, 8/15/27, Callable 5/15/27 @ 100.00^(a)	1,029,674
714,000	Philip Morris International, Inc., 2.50%, 8/22/22	690,754
310,000	Philip Morris International, Inc., 3.38%, 8/11/25, Callable 5/11/25 @ 100.00^	304,482
92,000	Reynolds American, Inc., 3.25%, 6/12/20	92,009
450,000	Reynolds American, Inc., 4.00%, 6/12/22	457,789
1,030,000	Reynolds American, Inc., 4.45%, 6/12/25, Callable 3/12/25 @ 100.00	1,059,531
955,000	RJ Reynolds Tobacco Co., 6.88%, 5/1/20	1,024,213

		8,025,308

Trading Companies & Distributors (0.0%):
75,000	Air Lease Corp., 3.63%, 4/1/27, Callable 1/01/27 @ 100.00	71,508

Wireless Telecommunication Services (0.9%):
10,539,375	Sprint Spectrum, 3.36%, 3/20/23(a)	10,473,503

Principal Amount		Fair Value
Corporate Bonds, continued
Wireless Telecommunication Services, continued
$ 7,410,000	Sprint Spectrum Co. LLC, 4.74%, 3/20/25^(a)	$7,437,788

		17,911,291

Total Corporate Bonds (Cost $511,786,578)		504,557,256

Yankee Dollars (8.1%):
Auto Components (0.0%):
641,000	Aptiv plc, 4.40%, 10/1/46, Callable 4/01/46 @ 100.00	618,334

Automobiles (0.1%):
1,300,000	Volkswagen International Finance NV, 4.00%, 8/12/20(a)	1,324,503

Banks (3.5%):
3,145,000	ABN AMRO Bank NV, 2.65%, 1/19/21^(a)	3,094,812
1,915,000	Banque Federative du Credit Mutuel SA, 2.75%, 10/15/20(a)	1,894,056
1,275,000	Barclays Bank plc, 2.75%, 11/8/19^	1,264,725
1,758,000	Barclays Bank plc, 5.14%, 10/14/20	1,815,498
2,782,000	Barclays Bank plc, 3.25%, 1/12/21	2,761,975
888,000	Barclays Bank plc, 4.38%, 1/12/26^	888,921
1,960,000	BNP Paribas SA, 3.38%, 1/9/25(a)	1,895,884
1,400,000	BNP Paribas SA, 4.63%, 3/13/27(a)	1,422,353
240,000	BNP Paribas SA, 3.50%, 11/16/27(a)	229,306
1,200,000	BNP Paribas SA, 4.38%(USSW5+148bps), 3/1/33, Callable 3/01/28 @ 100.00(a)	1,173,708
470,000	BPCE SA, 3.00%, 5/22/22(a)	460,335
510,000	BPCE SA, 5.70%, 10/22/23(a)	546,241
2,350,000	Credit Agricole, 3.38%, 1/10/22(a)	2,330,944
1,855,000	Credit Agricole SA, 3.25%, 10/4/24(a)	1,772,344
2,075,000	HSBC Holdings plc, 2.95%, 5/25/21^	2,054,238
1,525,000	HSBC Holdings plc, 3.26%(US0003M+106bps), 3/13/23, Callable 3/13/22 @ 100.00	1,505,171
1,600,000	HSBC Holdings plc, 4.38%, 11/23/26^	1,593,451
1,630,000	ING Bank NV, 2.45%, 3/16/20(a)	1,610,689
440,000	ING Bank NV, 2.75%, 3/22/21(a)	434,677
900,000	ING Bank NV, 5.00%, 6/9/21(a)	945,607
800,000	ING Bank NV, 5.80%, 9/25/23(a)	864,707
600,000	ING Bank NV, Series E, 4.13%(USISDA05+270bps), 11/21/23, Callable 11/21/18 @ 100.00(a)	603,080
1,160,000	ING Groep NV, 3.15%, 3/29/22	1,144,291
835,000	ING Groep NV, 3.95%, 3/29/27	828,337
1,150,000	Intesa Sanpaolo SpA, 3.13%, 7/14/22(a)	1,111,406
660,000	Intesa Sanpaolo SpA, 3.88%, 7/14/27(a)	623,565
682,000	Lloyds Bank plc, 2.70%, 8/17/20	674,948
200,000	Lloyds Banking Group plc, 3.00%, 1/11/22^	196,870
530,000	Lloyds Banking Group plc, 2.91%(US0003M+81bps), 11/7/23, Callable 11/07/22 @ 100.00^	510,934
2,025,000	Lloyds Banking Group plc, 4.58%, 12/10/25	2,024,896

Continued

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

March 31, 2018 (Unaudited)

Principal Amount		Fair Value
Yankee Dollars, continued
Banks, continued
$ 600,000	Lloyds Banking Group plc, 4.65%, 3/24/26	$602,192
550,000	Lloyds Banking Group plc, 3.75%, 1/11/27	532,030
270,000	Lloyds TSB Bank plc, 6.50%, 9/14/20(a)	288,043
750,000	Mitsubishi UFJ Finance GRP, 3.00%, 2/22/22^	740,106
1,041,000	Mitsubishi UFJ Financial Group, Inc., 2.95%, 3/1/21	1,034,447
650,000	Mitsubishi UFJ Financial Group, Inc., 2.67%, 7/25/22	629,748
2,890,000	Mizuho Financial Group, 2.95%, 2/28/22	2,841,087
420,000	Mizuho Financial Group, Inc., 2.60%, 9/11/22	404,573
2,195,000	Mizuho Financial Group, Inc., 4.02%, 3/5/28	2,206,439
1,010,000	National Australia Bank of New York, 2.13%, 5/22/20	990,090
2,220,000	Nordea Bank AB, 4.88%, 1/27/20(a)	2,293,519
2,135,000	Rabobank Nederland NY, Series G, 2.50%, 1/19/21	2,100,281
2,670,000	Royal Bank of Canada, 2.20%, 9/23/19	2,654,567
860,000	Royal Bank of Canada, Series G, 2.13%, 3/2/20^	847,614
690,000	Royal Bank of Canada, 2.15%, 10/26/20	674,981
1,985,000	Santander UK Group Holdings plc, 2.88%, 10/16/20^	1,966,293
4,875,000	Santander UK Group Holdings plc, 3.37%(US0003M+108bps), 1/5/24, Callable 1/05/23 @ 100.00	4,769,046
240,000	Santander UK plc, 7.95%, 10/26/29	305,871
435,000	Skandinaviska Enskilda Banken AB, 2.63%, 3/15/21	428,698
755,000	Societe Generale SA, 2.63%, 9/16/20(a)	744,817
1,545,000	Societe Generale SA, 2.50%, 4/8/21^(a)	1,508,336
1,375,000	Standard Chartered plc, 2.25%, 4/17/20(a)	1,347,892
210,000	Standard Chartered plc, 3.95%, 1/11/23^(a)	206,880
1,355,000	Sumitomo Mitsui Financial Group, Inc., 2.93%, 3/9/21	1,347,674
1,655,000	Sumitomo Mitsui Trust Bank, Ltd., 1.95%, 9/19/19(a)	1,626,665
360,000	Svenska Handelsbanken AB, 1.88%, 9/7/21	344,130
525,000	Westpac Banking Corp., 2.15%, 3/6/20	517,078

		72,231,066

Biotechnology (0.1%):
870,000	Shire Acq INV Ireland DA, 2.40%, 9/23/21, Callable 8/23/21 @ 100.00	840,004
1,700,000	Shire Acq INV Ireland DA, 2.88%, 9/23/23, Callable 7/23/23 @ 100.00	1,622,958

		2,462,962

Building Products (0.0%):
256,000	Johnson Controls International, 4.62%, 7/2/44, Callable 1/02/44 @ 100.00	264,647

Principal Amount		Fair Value
Yankee Dollars, continued
Building Products, continued
$ 390,000	Johnson Controls International plc, 3.90%, 2/14/26, Callable 11/14/25 @ 100.00	$390,748

		655,395

Capital Markets (1.0%):
1,515,000	CDP Financial, Inc., 4.40%, 11/25/19(a)	1,557,122
1,000,000	Credit Suisse AG, NY, 3.00%, 10/29/21	990,133
1,380,000	Credit Suisse Group AG, 3.87%(US0003M+141bps), 1/12/29, Callable 1/12/28 @ 100.00(a)	1,337,652
1,775,000	Credit Suisse Group Fun, Ltd., 2.75%, 3/26/20	1,757,894
1,705,000	Credit Suisse Group Fun, Ltd., 3.45%, 4/16/21	1,704,677
250,000	Credit Suisse, NY, 3.63%, 9/9/24	249,214
895,000	Deutsche Bank AG, 4.10%, 1/13/26^	866,238
1,310,000	Macquarie Group, Ltd., 4.65%(US0003M+173bps), 3/27/29, Callable 3/27/28 @ 100.00(a)	1,321,670
1,980,000	UBS AG, 2.20%, 6/8/20, Callable 5/08/20 @ 100.00(a)	1,940,378
1,135,000	UBS AG, 2.45%, 12/1/20, Callable 11/01/20 @ 100.00(a)	1,114,397
670,000	UBS Group AG, 4.13%, 9/24/25(a)	673,720
3,675,000	UBS Group Funding, 3.49%, 5/23/23, Callable 5/23/22 @ 100.00(a)	3,630,774
870,000	UBS Group Funding Switzerland AG, 2.86%(US0003M+95bps), 8/15/23, Callable 8/15/22 @ 100.00(a)	840,974

		17,984,843

Chemicals (0.0%):
750,000	Air Liquide Finance SA, 1.75%, 9/27/21, Callable 8/27/21 @ 100.00(a)	715,269

Consumer Finance (0.1%):
1,675,000	Hyundai Capital Services, Inc., 3.00%, 8/29/22(a)	1,627,100
1,390,000	Hyundai Capital Services, Inc., 3.75%, 3/5/23(a)	1,379,739

		3,006,839

Diversified Financial Services (0.3%):
245,000	Corp. Financiera de Desarrollo SA, 4.75%, 7/15/25(a)	249,288
1,640,000	Deutsche Telekom International Finance, 1.95%, 9/19/21, Callable 8/19/21 @ 100.00(a)	1,572,327
635,000	Export Development Canada, 0.88%, 8/27/18(a)	631,901
1,425,000	Mitsubishi UFJ Trust & Banking Corp., 2.65%, 10/19/20(a)	1,406,959
2,605,000	ORIX Corp., 2.90%, 7/18/22	2,547,283

		6,407,758

Electronic Equipment, Instruments & Components (0.1%):
1,165,000	Australia & New Zealand Banking Group, Ltd., 2.25%, 11/9/20	1,141,777

Continued

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

March 31, 2018 (Unaudited)

Principal Amount		Fair Value
Yankee Dollars, continued
Electronic Equipment, Instruments & Components, continued
$ 125,000	Tyco Electronics Group SA, 3.45%, 8/1/24, Callable 5/01/24 @ 100.00	$125,830

		1,267,607

Food Products (0.1%):
1,570,000	Danone SA, 2.08%, 11/2/21, Callable 10/02/21 @ 100.00^(a)	1,504,501

Industrial Conglomerates (0.3%):
2,874,000	GE Capital International Funding, 4.42%, 11/15/35	2,809,481
3,000,000	GE Capital International Funding Co. Unlimited Co., 3.37%, 11/15/25	2,899,782

		5,709,263

Insurance (0.1%):
1,210,000	Aon plc, 3.88%, 12/15/25, Callable 9/15/25 @ 100.00	1,220,063
81,000	Aon plc, 4.45%, 5/24/43, Callable 2/24/43 @ 100.00	80,188
744,000	Aon plc, 4.60%, 6/14/44, Callable 3/14/44 @ 100.00	756,989
200,000	Aon plc, 4.75%, 5/15/45, Callable 11/15/44 @ 100.00	207,974
500,000	Trinity Acquistion plc, 4.40%, 3/15/26, Callable 12/15/25 @ 100.00	506,657

		2,771,871

Internet Software & Services (0.3%):
320,000	Alibaba Group Holding, Ltd., 2.80%, 6/6/23, Callable 5/06/23 @ 100.00	309,428
1,680,000	Alibaba Group Holding, Ltd., 3.40%, 12/6/27, Callable 9/06/27 @ 100.00	1,594,496
1,095,000	Alibaba Group Holding, Ltd., 4.40%, 12/6/57, Callable 6/06/57 @ 100.00	1,043,902
475,000	Baidu, Inc., 4.38%, 3/29/28, Callable 12/29/27 @ 100.00	475,419
1,511,000	Tencent Holdings, Ltd., 2.99%, 1/19/23, Callable 12/19/22 @ 100.00(a)	1,472,535
2,035,000	Tencent Holdings, Ltd., 3.60%, 1/19/28, Callable 10/19/27 @ 100.00(a)	1,960,071

		6,855,851

Machinery (0.1%):
1,500,000	Nvent Finance Sarl, 4.55%, 4/15/28, Callable 1/15/28 @ 100.00(a)	1,506,919

Metals & Mining (0.0%):
225,000	Anglo American Capital plc, 3.63%, 5/14/20^(a)	225,772

Oil, Gas & Consumable Fuels (0.2%):
320,000	BP Capital Markets plc, 3.51%, 3/17/25^	319,450
555,000	Ecopetrol SA, 4.13%, 1/16/25	540,293
69,000	Petroleos Mexicanos, 6.00%, 3/5/20	71,898
883,000	Petroleos Mexicanos, 5.63%, 1/23/46	787,442
1,920,000	Shell International Finance BV, 2.13%, 5/11/20	1,890,951

Principal Amount		Fair Value
Yankee Dollars, continued
Oil, Gas & Consumable Fuels, continued
$ 490,000	Shell International Finance BV, 1.75%, 9/12/21	$469,707
396,000	Suncor Energy, Inc., 6.80%, 5/15/38	524,236
1,704,000	Transcanada Trust, 5.30%(US0003M+321bps), 3/15/77, Callable 3/15/27 @ 100.00	1,682,700

		6,286,677

Pharmaceuticals (0.4%):
4,055,000	Actavis Funding SCS, 3.45%, 3/15/22, Callable 1/15/22 @ 100.00	4,020,333
345,000	Actavis Funding SCS, 3.85%, 6/15/24, Callable 3/15/24 @ 100.00	340,854
2,370,000	Actavis Funding SCS, 3.80%, 3/15/25, Callable 12/15/24 @ 100.00	2,328,250
980,000	Actavis Funding SCS, 4.75%, 3/15/45, Callable 9/15/44 @ 100.00^	961,421
225,000	AstraZeneca plc, 2.38%, 6/12/22, Callable 5/12/22 @ 100.00	217,300

		7,868,158

Real Estate Management & Development (0.0%):
250,000	Mitsui Fudosan Co., Ltd., 2.95%, 1/23/23, Callable 12/23/22 @ 100.00(a)	247,226

Sovereign Bond (1.4%):
5,119,000	Mexico Government International Bond, 4.15%, 3/28/27^	5,175,309
5,778,000	Mexico Government International Bond, 3.75%, 1/11/28^	5,587,326
589,561	Oriental Republic of Uruguay, 4.50%, 8/14/24^	617,005
600,000	Oriental Republic of Uruguay, 4.38%, 10/27/27^	617,580
689,000	Province of Manitoba, 3.05%, 5/14/24	688,109
870,000	Province of Quebec, 2.50%, 4/20/26^	830,615
595,000	Republic of Colombia, 4.50%, 1/28/26, Callable 10/28/25 @ 100.00^	614,933
4,430,000	Republic of Colombia, 3.88%, 4/25/27, Callable 1/25/27 @ 100.00	4,372,409
575,000	Republic of Panama, 4.00%, 9/22/24, Callable 6/22/24 @ 100.00	590,238
540,000	Republic of Panama, 4.50%, 5/15/47^	548,100
281,000	Republic of Peru, 5.63%, 11/18/50	337,902
1,270,000	Saudi Government International Bond, 3.63%, 3/4/28(a)	1,206,053
262,000	United Mexican States, Series E, 3.50%, 1/21/21^	264,620
2,506,000	United Mexican States, 4.13%, 1/21/26^	2,541,084

		23,991,283

Transportation Infrastructure (0.0%):
410,000	Mexico City Airport Trust, 5.50%, 7/31/47, Callable 1/31/47 @ 100.00(a)	374,125

Wireless Telecommunication Services (0.0%):
95,000	Rogers Communications, Inc., 3.63%, 12/15/25, Callable 9/15/25 @ 100.00	94,666

Continued

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

March 31, 2018 (Unaudited)

Principal Amount		Fair Value
Yankee Dollars, continued
Wireless Telecommunication Services, continued
$ 130,000	Rogers Communications, Inc., 5.00%, 3/15/44, Callable 9/15/43 @ 100.00	$142,504
185,000	Rogers Communications, Inc., 4.30%, 2/15/48, Callable 8/15/47 @ 100.00^	185,759

		422,929

Total Yankee Dollars (Cost $166,902,553)		164,439,151

Municipal Bonds (0.1%):
Massachusetts (0.0%):
450,000	Massachusetts State School Building Authority Sales Tax Revenue, Series B, 5.00%, 10/15/41, Continuously Callable @ 100	489,245

New Jersey (0.1%):
800,000	New Jersey State Transportation Trust Fund Authority Revenue, Series AA, 5.00%, 6/15/36, Continuously Callable @ 100	837,943

New York (0.0%):
540,000	New York State Urban Development Corp. Revenue, Series E, 5.00%, 3/15/24, Continuously Callable @ 100	611,896

California (0.0%):
50,000	University of California Revenue, 4.86%, 5/15/12	54,216
347,000	University of California Revenue, 4.77%, 5/15/15	366,134

		420,350

Total Municipal Bonds (Cost $2,280,023)		2,359,434

U.S. Government Agency Mortgages (31.7%):
Federal Home Loan Mortgage Corporation (5.7%)
1,428,667	2.50%, 2/1/24, Pool #G14989	1,421,014
2,082,143	Class A1, Series KIR2, 2.75%, 3/25/27	2,056,817
591,000	3.90%, 9/15/29	406,526
64,180	3.00%, 1/1/30, Pool #V60696	64,135
92,934	3.00%, 1/1/30, Pool #V60724	92,869
133,338	2.50%, 3/1/30, Pool #V60770	130,652
208,656	2.50%, 5/1/30, Pool #V60796	204,447
150,951	2.50%, 5/1/30, Pool #J31418	147,907
304,398	2.50%, 5/1/30, Pool #J31728	298,264
292,548	3.00%, 5/1/30, Pool #J31689	292,413
570,889	3.00%, 6/1/30, Pool #V60840	570,558
255,871	3.00%, 7/1/30, Pool #G15520	255,692
51,294	2.50%, 7/1/30, Pool #J32209	50,261
30,308	3.00%, 7/1/30, Pool #J32181	30,294
16,877	2.50%, 7/1/30, Pool #V60905	16,537
56,323	2.50%, 7/1/30, Pool #J32204	55,189
12,422	2.50%, 7/1/30, Pool #J32491	12,171
175,496	2.50%, 8/1/30, Pool #V60902	171,955
229,783	2.50%, 8/1/30, Pool #V60886	225,148
36,635	3.00%, 8/1/30, Pool #J32436	36,610
56,537	3.00%, 8/1/30, Pool #V60909	56,505
577,950	2.50%, 9/1/30, Pool #V60904	566,297
171,309	2.50%, 9/1/30, Pool #V60903	167,854
197,000	4.13%, 3/15/31	127,720

Principal Amount		Fair Value
U.S. Government Agency Mortgages, continued
Federal Home Loan Mortgage Corporation, continued
$ 190,000	6.75%, 3/15/31	$263,955
182,105	5.50%, 2/1/35, Pool #G04692	200,666
254,226	6.00%, 4/1/39, Pool #G07613	290,398
48,426	4.50%, 12/1/39, Pool #A90196	51,237
44,720	4.50%, 7/1/40, Pool #A93010	47,317
57,624	4.00%, 8/1/40, Pool #A93534	59,654
920,112	4.50%, 9/1/40, Pool #A93700	974,279
344,415	4.00%, 9/1/40, Pool #A93851	356,460
50,585	4.00%, 10/1/40, Pool #A95923	52,370
50,965	4.00%, 11/1/40, Pool #A94779	52,761
48,263	4.00%, 11/1/40, Pool #A95144	49,966
47,138	4.00%, 11/1/40, Pool #A94977	48,801
3,229	4.00%, 4/1/41, Pool #Q00093	3,343
151,847	4.50%, 5/1/41, Pool #Q00959	160,670
140,760	4.50%, 5/1/41, Pool #Q00804	148,941
652,414	Class FL, Series 4248, 2.23%(US0001M+45bps), 5/15/41	655,881
737,033	5.50%, 6/1/41, Pool #G07553	808,491
95,520	4.00%, 10/1/41, Pool #Q04022	98,896
718,347	3.50%, 10/1/41, Pool #G08462	723,795
160,591	5.00%, 10/1/41, Pool #G07642	173,176
50,098	4.00%, 10/1/41, Pool #Q03841	51,869
359,904	3.50%, 4/1/42, Pool #C03811	362,843
294,044	3.50%, 4/1/42, Pool #Q07417	296,274
33,775	3.50%, 5/1/42, Pool #Q08239	34,031
19,511	3.50%, 5/1/42, Pool #Q07896	19,659
10,604	3.50%, 5/1/42, Pool #Q08306	10,685
516,006	3.50%, 8/1/42, Pool #Q10724	519,919
310,787	3.50%, 8/1/42, Pool #G07106	313,144
49,140	3.50%, 8/1/42, Pool #Q12162	49,513
49,339	3.50%, 10/1/42, Pool #Q11750	49,713
26,081	3.50%, 10/1/42, Pool #Q11909	26,218
587,751	3.50%, 11/1/42, Pool #Q13134	592,190
337,767	3.00%, 12/1/42, Pool #C04320	332,031
391,299	3.00%, 1/1/43, Pool #Q14866	384,654
374,207	3.00%, 3/1/43, Pool #Q16673	367,883
469,997	3.00%, 3/1/43, Pool #Q16567	462,015
258,328	3.00%, 3/1/43, Pool #Q16403	253,940
129,360	3.00%, 4/1/43, Pool #Q17095	127,163
170,843	3.50%, 6/1/43, Pool #Q18718	172,139
260,162	3.50%, 7/1/43, Pool #Q20206	262,273
1,428,304	3.00%, 8/1/43, Pool #G07550	1,404,058
179,147	3.50%, 8/1/43, Pool #Q21320	180,506
120,652	4.00%, 9/1/43, Pool #Q21579	125,032
4,177,515	3.00%, 9/1/43, Pool #G60675	4,103,932
370,250	4.50%, 12/1/43, Pool #G60018	390,520
414,518	4.50%, 12/1/43, Pool #Q23779	434,937
28,766	3.50%, 1/1/44, Pool #Q24368	29,001
831,786	Class XZ, Series 4316, 4.50%, 3/15/44	902,243
180,067	4.00%, 4/1/44, Pool #Q25643	186,368
22,016	3.50%, 4/1/44, Pool #Q25812	22,196
1,248,964	3.50%, 4/1/44, Pool #G07848	1,259,157
1,231,237	Class ZX, Series 4352, 4.00%, 4/15/44	1,281,369
63,957	3.50%, 5/1/44, Pool #Q26362	64,479
36,618	3.50%, 5/1/44, Pool #Q26218	36,961
20,849	3.50%, 5/1/44, Pool #Q25988	21,019
27,628	3.50%, 5/1/44, Pool #Q26452	27,854
30,012	3.50%, 6/1/44, Pool #Q26707	30,257
152,226	3.50%, 6/1/44, Pool #Q28764	153,380
29,351	3.50%, 7/1/44, Pool #Q27319	29,626
673,810	4.00%, 8/1/44, Pool #G07786	698,487
118,711	3.50%, 8/1/44, Pool #Q27843	119,680
132,962	3.50%, 9/1/44, Pool #Q28605	134,048

Continued

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

March 31, 2018 (Unaudited)

Principal Amount		Fair Value
U.S. Government Agency Mortgages, continued
Federal Home Loan Mortgage Corporation, continued
$ 22,372	3.50%, 9/1/44, Pool #Q28763	$22,477
51,623	3.50%, 9/1/44, Pool #Q28604	52,106
3,878	3.50%, 11/1/44, Pool #Q29911	3,902
10,688	3.50%, 11/1/44, Pool #Q29697	10,754
41,205	3.50%, 1/1/45, Pool #Q31122	41,482
60,675	3.50%, 1/1/45, Pool #Q30876	60,999
20,492	4.00%, 2/1/45, Pool #Q31128	21,130
46,420	4.00%, 2/1/45, Pool #Q31338	47,795
138,208	3.50%, 5/1/45, Pool #Q33606	138,946
20,862	3.50%, 5/1/45, Pool #Q33131	21,019
137,728	3.50%, 6/1/45, Pool #Q34176	138,463
3,690	3.50%, 7/1/45, Pool #Q34960	3,710
4,306,268	3.50%, 8/1/45, Pool #G60138	4,341,432
34,969	3.50%, 9/1/45, Pool #Q36302	35,296
338,792	4.00%, 10/1/45, Pool #Q36972	349,937
14,595	3.50%, 10/1/45, Pool #V81932	14,673
58,312	4.00%, 12/1/45, Pool #Q37957	60,100
49,324	4.00%, 12/1/45, Pool #Q37955	50,860
587,314	3.50%, 1/1/46, Pool #G60393	590,450
44,526	3.50%, 2/1/46, Pool #V82209	44,764
427,898	3.50%, 3/1/46, Pool #Q39250	430,183
473,401	3.50%, 5/1/46, Pool #G60561	475,929
789,672	4.00%, 7/1/46, Pool #V82528	815,647
4,783,045	3.50%, 7/1/46, Pool #G60658	4,822,100
10,510,743	3.00%, 8/1/46, Pool #G60717	10,276,256
460,717	4.00%, 8/1/46, Pool #V82553	475,880
903,242	Class FB, Series 4606, 2.28%(US0001M+50bps), 8/15/46	912,842
64,728	4.00%, 9/1/46, Pool #G60729	66,859
577,129	3.00%, 9/1/46, Pool #G60718	564,172
3,839,445	3.00%, 9/1/46, Pool #Q43104	3,756,075
1,999,288	3.00%, 9/1/46, Pool #Q42979	1,954,402
129,375	4.00%, 10/1/46, Pool #V82661	133,637
642,490	3.00%, 12/1/46, Pool #Q44853	628,539
262,991	3.00%, 12/1/46, Pool #Q45079	257,647
2,107,321	3.00%, 12/1/46, Pool #V82781	2,058,704
624,842	3.00%, 12/1/46, Pool #Q45064	610,814
156,922	3.00%, 12/1/46, Pool #Q45083	153,856
313,805	3.00%, 12/1/46, Pool #Q45080	307,186
2,830,762	4.00%, 2/1/47, Pool #V82929	2,924,081
1,225,726	3.50%, 3/1/47, Pool #G60968	1,235,417
206,771	3.50%, 7/1/47, Pool #Q53113	208,461
2,330,251	4.00%, 8/1/47, Pool #G67704	2,414,692
789,266	3.50%, 10/1/47, Pool #G61178	796,408
4,417,695	4.50%, 11/1/47, Pool #Q52321	4,628,373
978,553	3.50%, 12/1/47, Pool #G61208	987,407
14,258,963	3.50%, 12/1/47, Pool #G67706	14,345,997
211,315	3.50%, 1/1/48, Pool #Q53648	212,708
117,338	3.50%, 1/1/48, Pool #Q53630	118,439
1,700,000	2.50%, 4/15/48, TBA	1,601,254
8,868,416	3.00%, 4/15/48, TBA	8,646,706
2,836,000	4.50%, 4/15/48, TBA	2,969,270
300,000	6.00%, 4/15/48, TBA	333,199
2,600,000	5.50%, 4/15/48, TBA	2,821,000
7,531,000	4.00%, 5/15/48, TBA	7,717,215

		115,713,808

Federal National Mortgage Association (18.0%)
7,198	4.00%, 7/1/19, Pool #AE0968	7,406
6,964	5.50%, 3/1/20, Pool #888557	7,006
44,617	5.50%, 5/1/25, Pool #AE0378	45,416
6,539	5.50%, 9/1/25, Pool #AL4903	6,634
212,878	4.00%, 9/1/26, Pool #AL2683	219,076
152,506	4.00%, 12/1/26, Pool #AL1938	156,943
1,944,041	4.00%, 5/1/27, Pool #AL5956	2,000,547

Principal Amount		Fair Value
U.S. Government Agency Mortgages, continued
Federal National Mortgage Association, continued
$ 259,743	2.50%, 9/1/27, Pool #AB6194	$256,365
169,668	2.50%, 9/1/27, Pool #AP5205	167,599
59,561	2.50%, 2/1/28, Pool #AB8446	58,796
82,585	3.00%, 4/1/28, Pool #AT3121	82,775
129,195	2.50%, 4/1/28, Pool #AB8870	127,536
105,221	3.00%, 5/1/28, Pool #AT6033	105,460
64,281	3.00%, 6/1/28, Pool #AT4306	64,375
48,666	3.00%, 8/1/28, Pool #AU5151	48,785
349,402	2.50%, 8/1/28, Pool #AS0190	344,921
1,658,253	3.50%, 9/1/28, Pool #AL4245	1,693,974
468,357	3.50%, 10/1/28, Pool #AV0198	478,435
21,925	3.00%, 10/1/28, Pool #AQ4132	21,979
194,828	3.00%, 10/1/28, Pool #AU8774	195,038
21,888	3.00%, 11/1/28, Pool #AV0298	21,941
686,377	3.50%, 11/1/28, Pool #AV1360	701,152
556,863	3.00%, 4/1/29, Pool #AW0937	557,794
398,561	3.00%, 5/1/29, Pool #AW2544	399,530
745,309	3.00%, 6/1/29, Pool #AS2676	746,557
137,231	3.00%, 9/1/29, Pool #AS3355	137,565
493,550	3.00%, 9/1/29, Pool #AS3220	494,376
1,530,751	3.00%, 9/1/29, Pool #AL6897	1,534,478
284,954	3.50%, 9/1/29, Pool #AX0105	290,847
525,322	3.50%, 9/1/29, Pool #AL5806	536,623
278,458	3.00%, 10/1/29, Pool #AS3594	279,138
69,369	3.50%, 10/1/29, Pool #AX2741	70,860
377,426	3.50%, 12/1/29, Pool #AS3988	386,221
1,005,713	3.00%, 1/1/30, Pool #AL6144	1,007,395
2,605,000	3.95%, 1/15/30	1,768,364
149,670	2.50%, 2/1/30, Pool #BM3403	147,673
47,166	2.50%, 2/1/30, Pool #AS4488	46,385
39,193	2.50%, 2/1/30, Pool #AS4485	38,544
200,204	3.00%, 3/1/30, Pool #AL6583	200,691
299,785	2.50%, 3/1/30, Pool #AS4688	294,826
176,310	3.00%, 4/1/30, Pool #AL6584	176,496
138,742	2.50%, 4/1/30, Pool #AY3416	136,445
99,316	3.00%, 5/1/30, Pool #AL6761	99,557
68,423	2.50%, 5/1/30, Pool #AY0828	67,291
3,901,000	3.98%, 5/15/30	2,619,279
61,030	2.50%, 7/1/30, Pool #AZ2170	60,019
25,981	3.00%, 7/1/30, Pool #AZ2297	26,003
153,442	3.00%, 7/1/30, Pool #AX9701	153,606
45,564	3.00%, 7/1/30, Pool #AX9700	45,602
135,532	3.00%, 7/1/30, Pool #AL7139	135,676
253,046	3.00%, 8/1/30, Pool #AL7225	253,315
439,550	2.50%, 8/1/30, Pool #BM3552	433,537
228,698	3.00%, 8/1/30, Pool #AL7227	228,941
33,768	3.00%, 8/1/30, Pool #AX3298	33,814
17,583	3.00%, 8/1/30, Pool #AZ8597	17,626
1,112,469	3.50%, 8/1/30, Pool #AL7430	1,136,443
33,991	3.50%, 8/1/30, Pool #AS5707	34,711
38,909	3.00%, 8/1/30, Pool #AZ7833	39,005
195,780	3.00%, 8/1/30, Pool #AS5623	195,989
145,147	3.50%, 8/1/30, Pool #AS5708	148,360
182,985	3.00%, 8/1/30, Pool #AS5622	183,180
139,612	2.50%, 8/1/30, Pool #AS5614	137,300
109,371	2.50%, 8/1/30, Pool #AS5548	107,562
263,873	2.50%, 8/1/30, Pool #AS5616	259,507
932,513	3.00%, 9/1/30, Pool #BM3057	934,642
132,000	3.00%, 9/1/30, Pool #AS5714	132,141
156,426	2.50%, 9/1/30, Pool #AS5872	153,837
75,876	3.00%, 9/1/30, Pool #AZ5719	75,898
130,820	2.50%, 9/1/30, Pool #AS5786	128,656
48,016	3.00%, 9/1/30, Pool #AL7320	48,134
178,403	3.00%, 9/1/30, Pool #AS5728	178,840
145,587	2.50%, 11/1/30, Pool #AS6116	142,729

Continued

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

March 31, 2018 (Unaudited)

Principal Amount		Fair Value
U.S. Government Agency Mortgages, continued
Federal National Mortgage Association, continued
$ 136,464	2.50%, 11/1/30, Pool #AS6142	$134,205
140,582	2.50%, 11/1/30, Pool #AS6115	138,253
150,467	2.50%, 11/1/30, Pool #AS6141	147,977
257,149	2.50%, 3/1/31, Pool #BM1595	253,848
222,012	2.50%, 6/1/31, Pool #AS7320	217,653
408,576	2.50%, 7/1/31, Pool #AS7617	400,554
270,697	2.50%, 7/1/31, Pool #AS7605	265,382
3,218,411	3.00%, 8/1/31, Pool #AL9376	3,219,209
58,163	4.00%, 8/1/31, Pool #AY4688	60,999
90,623	4.00%, 8/1/31, Pool #AY4707	95,263
255,134	3.00%, 9/1/31, Pool #AL9378	255,248
522,786	2.50%, 10/1/31, Pool #AS8193	512,521
3,210,703	2.50%, 10/1/31, Pool #BC4773	3,147,663
1,611,913	2.50%, 10/1/31, Pool #AS8195	1,580,264
663,229	2.50%, 10/1/31, Pool #AS8208	650,207
385,825	2.50%, 10/1/31, Pool #AS8009	378,250
147,604	2.00%, 10/1/31, Pool #MA2774	141,087
342,915	2.50%, 11/1/31, Pool #AS8241	336,182
278,983	2.50%, 11/1/31, Pool #AS8245	273,505
672,842	2.00%, 11/1/31, Pool #AS8251	643,131
422,689	2.50%, 11/1/31, Pool #BM1896	415,342
881,419	2.00%, 11/1/31, Pool #BM3054	842,499
44,353	2.00%, 11/1/31, Pool #AS8291	42,395
232,689	2.50%, 11/1/31, Pool #BC2629	228,120
372,839	2.50%, 11/1/31, Pool #AS8240	365,519
229,394	2.50%, 11/1/31, Pool #BC2628	224,896
245,191	2.00%, 11/1/31, Pool #BC9040	234,364
473,330	2.50%, 11/1/31, Pool #BC2631	464,037
193,732	2.00%, 12/1/31, Pool #MA2845	185,178
818,458	3.00%, 2/1/32, Pool #BM3235	820,449
674,589	2.50%, 3/1/32, Pool #AS9321	661,352
185,171	2.50%, 3/1/32, Pool #BM1422	181,535
860,285	2.50%, 3/1/32, Pool #AS9319	843,394
427,706	2.50%, 3/1/32, Pool #AS9317	419,309
824,448	2.50%, 3/1/32, Pool #AS9318	808,263
530,789	2.50%, 3/1/32, Pool #AS9316	520,367
13,418,884	3.00%, 6/1/32, Pool #BM1791	13,435,186
488,757	3.00%, 9/1/32, Pool #BM3240	489,985
27,812	3.00%, 10/1/32, Pool #BJ1473	27,850
28,104	3.00%, 10/1/32, Pool #BJ1979	28,143
41,706	3.00%, 10/1/32, Pool #BH8696	41,764
33,056	3.00%, 10/1/32, Pool #BH8456	33,101
42,815	3.00%, 10/1/32, Pool #BH7543	42,874
47,528	3.00%, 11/1/32, Pool #BH8499	47,596
48,599	3.00%, 11/1/32, Pool #BH8501	48,624
45,303	3.00%, 11/1/32, Pool #BJ3912	45,326
56,888	3.00%, 11/1/32, Pool #BJ3910	56,970
490,000	3.00%, 11/1/32, Pool #CA0784	490,678
475,705	3.00%, 12/1/32, Pool #CA0901	476,364
747,339	3.00%, 12/1/32, Pool #BM3207	748,521
169,441	5.50%, 1/1/33, Pool #676661	185,957
6,304,000	2.50%, 4/25/33, TBA	6,176,935
1,900,000	5.00%, 4/25/33, TBA	1,927,280
200,000	4.50%, 4/25/33, TBA	201,278
1,815,000	2.00%, 4/25/33, TBA	1,733,892
113,753	5.50%, 5/1/33, Pool #555424	124,864
942,038	5.00%, 2/1/35, Pool #735226	1,016,899
271,516	5.50%, 2/1/35, Pool #735989	298,059
67,331	5.00%, 3/1/35, Pool #735288	72,688
24,419	6.00%, 4/1/35, Pool #735504	27,452
126,268	5.00%, 9/1/35, Pool #889974	136,325
256,397	4.00%, 1/1/36, Pool #AB0686	264,875
628,866	5.50%, 9/1/36, Pool #995113	690,673
64,718	3.00%, 10/1/36, Pool #AL9227	64,344

Principal Amount		Fair Value
U.S. Government Agency Mortgages, continued
Federal National Mortgage Association, continued
$ 459,071	3.00%, 11/1/36, Pool #AS8348	$456,255
192,923	3.00%, 11/1/36, Pool #AS8349	191,740
557,921	3.00%, 12/1/36, Pool #AS8553	554,498
441,794	3.00%, 12/1/36, Pool #BE1896	439,084
36,083	5.50%, 2/1/38, Pool #961545	39,260
20,501	6.00%, 3/1/38, Pool #889529	23,088
63,971	6.00%, 5/1/38, Pool #889466	72,077
111,400	5.50%, 5/1/38, Pool #889441	121,928
148,747	5.50%, 5/1/38, Pool #889692	162,997
99,612	5.50%, 6/1/38, Pool #995018	109,278
28,123	5.50%, 9/1/38, Pool #889995	30,791
68,215	6.00%, 10/1/38, Pool #889983	76,523
366,054	5.50%, 1/1/39, Pool #AB0200	400,489
147,594	4.50%, 4/1/39, Pool #930922	156,049
158,208	4.50%, 5/1/39, Pool #AL1472	167,467
1,556,641	5.00%, 6/1/39, Pool #AL7521	1,680,091
1,005,795	6.00%, 7/1/39, Pool #BF0056	1,096,607
73,408	5.50%, 10/1/39, Pool #AD0362	80,473
70,459	5.50%, 12/1/39, Pool #AD0571	77,293
530,243	5.50%, 12/1/39, Pool #AC6680	579,241
9,429,395	4.50%, 1/1/40, Pool #AC8568	9,989,385
58,064	5.50%, 3/1/40, Pool #AL5304	64,367
459,204	6.00%, 4/1/40, Pool #AL4141	515,314
53,187	4.50%, 4/1/40, Pool #AD4038	56,314
87,605	6.50%, 5/1/40, Pool #AL1704	98,392
161,277	4.50%, 7/1/40, Pool #AD7127	170,367
115,347	4.50%, 7/1/40, Pool #AB1226	121,997
217,608	4.00%, 7/1/40, Pool #AE0113	224,894
5,811	4.00%, 8/1/40, Pool #AD9136	6,006
389,782	4.00%, 8/1/40, Pool #AE0216	402,885
48,034	6.00%, 9/1/40, Pool #AE0823	53,661
1,051,087	4.00%, 10/1/40, Pool #AB1614	1,087,670
441,319	4.00%, 10/1/40, Pool #AE7535	456,221
69,754	4.00%, 11/1/40, Pool #AE8407	72,097
316,309	4.00%, 12/1/40, Pool #AH0946	326,942
48,524	4.00%, 12/1/40, Pool #AH0006	50,156
2,680,000	Class CY, Series 2010-136, 4.00%, 12/25/40	2,791,336
88,059	4.00%, 1/1/41, Pool #AL7167	91,040
11,283,152	Class ZA, Series 2011-8, 4.00%, 2/25/41, Callable 1/25/34 @ 100	11,708,934
705,493	4.00%, 4/1/41, Pool #AI1186	729,209
108,455	6.00%, 6/1/41, Pool #AL4142	121,955
64,020	4.50%, 7/1/41, Pool #AB3314	67,662
1,189,839	5.00%, 7/1/41, Pool #AL7524	1,286,634
69,743	4.00%, 9/1/41, Pool #AI5228	72,094
61,413	4.50%, 9/1/41, Pool #AI8961	65,080
1,351,257	5.50%, 9/1/41, Pool #AL8430	1,480,798
842,473	4.00%, 9/1/41, Pool #AJ1541	870,900
52,937	4.00%, 10/1/41, Pool #AC9312	54,721
3,663,639	4.00%, 11/1/41, Pool #AJ4701	3,789,414
61,414	4.00%, 12/1/41, Pool #AJ7684	63,730
182,534	4.00%, 12/1/41, Pool #AB4054	189,397
1,641,210	4.00%, 1/1/42, Pool #AB4307	1,696,637
376,639	3.50%, 1/1/42, Pool #AW8154	380,346
58,474	3.50%, 1/1/42, Pool #AK2073	59,025
200,459	4.00%, 2/1/42, Pool #AB4530	207,225
70,503	3.50%, 4/1/42, Pool #AK7510	71,168
180,666	3.50%, 4/1/42, Pool #AO0777	182,369
25,457	3.50%, 5/1/42, Pool #AO2881	25,576
106,983	4.00%, 5/1/42, Pool #A02114	110,589
329,427	4.00%, 5/1/42, Pool #AO2961	340,543
106,854	4.00%, 5/1/42, Pool #AT6144	110,887
115,930	4.00%, 6/1/42, Pool #AL2003	119,845
48,864	3.50%, 6/1/42, Pool #AK9225	49,325

Continued

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

March 31, 2018 (Unaudited)

Principal Amount		Fair Value
U.S. Government Agency Mortgages, continued
Federal National Mortgage Association, continued
$ 51,569	3.50%, 6/1/42, Pool #AL2168	$52,055
29,014	3.50%, 6/1/42, Pool #AO3048	29,287
54,025	3.50%, 6/1/42, Pool #AO3107	54,534
239,319	4.00%, 7/1/42, Pool #AL4244	248,335
81,377	4.00%, 7/1/42, Pool #AL2607	84,124
62,401	3.50%, 7/1/42, Pool #AO9707	62,989
4,069,621	4.00%, 7/1/42, Pool #AL2160	4,222,773
104,672	3.50%, 8/1/42, Pool #AO7152	105,654
1,333,717	4.00%, 8/1/42, Pool #AL2242	1,378,662
385,389	4.50%, 9/1/42, Pool #AL2482	407,500
58,644	4.00%, 9/1/42, Pool #AX3706	60,618
118,921	4.00%, 9/1/42, Pool #AL2901	122,936
538,959	3.50%, 10/1/42, Pool #AB6512	543,607
157,490	3.00%, 10/1/42, Pool #AP9726	155,070
71,071	3.50%, 10/1/42, Pool #AQ0393	71,739
124,883	3.50%, 12/1/42, Pool #AQ7127	126,060
997,267	3.00%, 12/1/42, Pool #AB7269	981,871
226,353	3.00%, 12/1/42, Pool #AB7425	222,867
273,024	3.00%, 12/1/42, Pool #AB7271	268,814
290,489	4.00%, 12/1/42, Pool #AL6055	301,411
510,841	3.50%, 12/1/42, Pool #AL8045	515,655
658,682	3.00%, 1/1/43, Pool #AB7458	648,514
363,152	3.00%, 1/1/43, Pool #AB7565	357,563
658,191	3.00%, 1/1/43, Pool #AB7497	648,030
721,867	3.00%, 1/1/43, Pool #AB7567	710,723
452,462	3.00%, 1/1/43, Pool #AB7755	445,487
2,541,787	4.50%, 1/1/43, Pool #AL8206	2,688,139
185,539	4.00%, 1/1/43, Pool #AL7369	191,786
249,993	3.00%, 2/1/43, Pool #AB7762	246,133
246,120	3.00%, 2/1/43, Pool #AB8558	242,323
295,895	3.50%, 2/1/43, Pool #AL2935	298,672
24,553	3.50%, 3/1/43, Pool #AT0310	24,777
18,358	3.50%, 3/1/43, Pool #AR6909	18,513
62,559	3.00%, 3/1/43, Pool #AB8712	61,594
461,718	3.00%, 3/1/43, Pool #AB8701	454,590
117,977	3.00%, 3/1/43, Pool #AR7576	116,159
168,388	3.00%, 3/1/43, Pool #AR9218	165,801
490,493	3.00%, 3/1/43, Pool #AR9194	482,936
750,509	3.50%, 3/1/43, Pool #AL3409	757,041
292,949	4.00%, 3/1/43, Pool #AL3300	302,976
38,377	3.50%, 3/1/43, Pool #AR8128	38,691
103,040	3.00%, 3/1/43, Pool #AR7568	101,456
57,255	3.50%, 3/1/43, Pool #AR9203	57,755
159,746	3.00%, 3/1/43, Pool #AB8830	157,285
438,013	3.00%, 4/1/43, Pool #AB9016	431,262
119,271	3.00%, 4/1/43, Pool #AB8924	117,429
60,345	3.00%, 4/1/43, Pool #AB9033	59,414
184,054	3.00%, 4/1/43, Pool #AR8630	181,218
129,056	3.00%, 4/1/43, Pool #AB8923	127,067
26,067	3.50%, 4/1/43, Pool #AT3019	26,302
129,423	3.00%, 4/1/43, Pool #AT2043	127,429
70,903	3.00%, 4/1/43, Pool #AT2037	69,812
219,808	3.00%, 4/1/43, Pool #AT2040	216,424
44,333	3.50%, 5/1/43, Pool #MA1440	44,697
118,614	3.50%, 5/1/43, Pool #AB9255	119,610
175,055	3.00%, 5/1/43, Pool #AL3759	172,366
477,570	3.00%, 5/1/43, Pool #AT2719	470,213
229,443	3.00%, 5/1/43, Pool #AB9462	226,015
321,371	3.00%, 5/1/43, Pool #AB9173	316,434
177,627	3.00%, 5/1/43, Pool #AT6654	174,902
28,905	3.50%, 6/1/43, Pool #AB9567	29,142
92,447	3.00%, 6/1/43, Pool #AT7676	91,020
16,785	3.00%, 6/1/43, Pool #AB9564	16,534
261,196	3.00%, 6/1/43, Pool #AB9662	257,292

Principal Amount		Fair Value
U.S. Government Agency Mortgages, continued
Federal National Mortgage Association, continued
$ 531,065	3.50%, 7/1/43, Pool #AL4010	$535,679
715,528	3.00%, 7/1/43, Pool #AL5778	704,484
211,000	3.50%, 7/1/43, Pool #AR7145	212,728
228,309	3.50%, 7/1/43, Pool #AT4327	230,299
3,199,326	3.00%, 7/1/43, Pool #AB9940	3,149,930
74,122	3.50%, 7/1/43, Pool #AT3906	74,729
243,054	3.50%, 7/1/43, Pool #AT8464	245,044
750,211	3.50%, 7/1/43, Pool #AU0918	757,205
655,077	3.50%, 7/1/43, Pool #AT7940	660,774
498,160	3.50%, 7/1/43, Pool #AT9667	502,232
133,308	3.50%, 8/1/43, Pool #AU0613	134,399
587,348	3.00%, 8/1/43, Pool #AS0331	578,280
17,735	3.50%, 8/1/43, Pool #AT7333	17,880
132,876	3.50%, 8/1/43, Pool #AU0570	133,964
603,193	3.50%, 8/1/43, Pool #AS0209	608,132
67,838	3.50%, 8/1/43, Pool #AU3267	68,430
62,870	3.50%, 8/1/43, Pool #AU3270	63,384
15,202	3.50%, 8/1/43, Pool #AU3032	15,308
23,114	3.50%, 9/1/43, Pool #AT7267	23,306
138,574	4.00%, 10/1/43, Pool #AL7577	143,238
1,997,194	4.00%, 10/1/43, Pool #BM1502	2,064,146
25,664	3.50%, 10/1/43, Pool #AU7247	25,888
1,304,259	3.50%, 11/1/43, Pool #AL9745	1,316,530
1,703,334	5.00%, 12/1/43, Pool #AL7777	1,840,817
652,657	3.50%, 12/1/43, Pool #AL4682	658,343
117,689	3.50%, 1/1/44, Pool #AS1703	118,652
480,663	3.50%, 1/1/44, Pool #AL4750	484,842
878,469	3.50%, 1/1/44, Pool #AL9422	886,652
113,270	3.50%, 1/1/44, Pool #AS1539	114,198
70,014	3.50%, 1/1/44, Pool #AS1453	70,625
150,774	4.00%, 3/1/44, Pool #AV6577	155,912
4,372,082	4.50%, 4/1/44, Pool #AL6887	4,622,598
1,077,339	3.50%, 5/1/44, Pool #AL5554	1,086,737
5,621,820	3.50%, 6/1/44, Pool #AL9405	5,674,786
30,792	3.50%, 6/1/44, Pool #AW6405	31,026
16,155	3.50%, 6/1/44, Pool #AS2591	16,287
28,399	4.00%, 7/1/44, Pool #AW7055	29,252
1,114,549	4.00%, 8/1/44, Pool #890629	1,155,136
1,919,310	4.00%, 8/1/44, Pool #AL5601	1,989,294
921,118	5.00%, 11/1/44, Pool #AL8878	994,425
229,467	4.00%, 12/1/44, Pool #AX9372	237,662
18,722	4.00%, 12/1/44, Pool #AY0299	19,288
17,862	4.00%, 12/1/44, Pool #AX6255	18,524
73,847	4.00%, 1/1/45, Pool #AX8713	76,505
210,607	4.00%, 1/1/45, Pool #AY0367	218,179
205,163	4.00%, 2/1/45, Pool #AS4308	212,207
32,306	4.00%, 2/1/45, Pool #AY1866	33,492
140,092	4.00%, 2/1/45, Pool #AY2693	144,407
568,255	3.50%, 2/1/45, Pool #BM1100	572,924
895,955	4.00%, 5/1/45, Pool #AS5017	929,369
32,995	4.00%, 5/1/45, Pool #AY8218	33,943
74,023	4.00%, 5/1/45, Pool #AY9770	76,735
525,006	3.50%, 7/1/45, Pool #AS5459	529,561
1,388,339	3.50%, 7/1/45, Pool #AS5453	1,395,157
284,349	4.50%, 9/1/45, Pool #AL7936	302,009
60,237	4.00%, 10/1/45, Pool #BA2877	62,090
53,402	4.00%, 10/1/45, Pool #AZ9244	55,313
51,014	4.00%, 10/1/45, Pool #AZ9243	52,907
161,188	4.00%, 10/1/45, Pool #AL7443	166,972
667,390	3.50%, 10/1/45, Pool #MA2414	669,746
563,109	4.00%, 10/1/45, Pool #AS5949	582,956
117,801	4.00%, 10/1/45, Pool #AL7442	122,193
53,749	4.00%, 10/1/45, Pool #BA2878	55,403
54,633	4.00%, 10/1/45, Pool #BA2879	56,259
261,509	4.00%, 11/1/45, Pool #BA2905	270,665

Continued

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

March 31, 2018 (Unaudited)

Principal Amount		Fair Value
U.S. Government Agency Mortgages, continued
Federal National Mortgage Association, continued
$ 1,946,727	3.50%, 11/1/45, Pool #BM1124	$1,961,429
138,224	4.50%, 11/1/45, Pool #AL9501	146,738
19,335	4.50%, 11/1/45, Pool #AS6233	20,285
115,973	3.50%, 11/1/45, Pool #AS6195	116,974
172,432	4.00%, 11/1/45, Pool #BA2904	177,717
146,275	4.00%, 12/1/45, Pool #BA4736	151,687
173,108	4.00%, 12/1/45, Pool #BA4737	179,275
492,882	3.50%, 12/1/45, Pool #AL9635	497,166
541,838	4.00%, 12/1/45, Pool #AS6347	560,380
466,236	4.50%, 12/1/45, Pool #BM1756	492,455
76,048	4.00%, 12/1/45, Pool #BA2924	78,295
194,829	4.00%, 1/1/46, Pool #BA4781	202,024
342,714	4.00%, 2/1/46, Pool #AS6662	354,423
639,082	3.50%, 3/1/46, Pool #AS6823	642,204
241,389	3.50%, 4/1/46, Pool #AL8521	243,198
7,439,071	3.50%, 4/1/46, Pool #BC5981	7,485,143
614,396	3.50%, 4/1/46, Pool #AS7015	616,366
400,675	3.50%, 5/1/46, Pool #AL8570	402,632
78,283	3.50%, 6/1/46, Pool #BC1154	78,956
1,693,952	3.50%, 6/1/46, Pool #AS7353	1,702,250
31,734	3.00%, 6/1/46, Pool #AS7365	31,043
2,169,954	4.00%, 6/1/46, Pool #AL9093	2,239,388
273,327	3.00%, 6/1/46, Pool #AS7362	267,701
40,424	4.00%, 6/1/46, Pool #BD0734	41,595
150,274	3.00%, 6/1/46, Pool #AS7370	147,426
2,120,546	3.50%, 6/1/46, Pool #AS7383	2,130,893
781,625	4.50%, 7/1/46, Pool #BM3053	832,380
3,882,206	3.00%, 7/1/46, Pool #BC1450	3,797,247
5,803,353	4.00%, 7/1/46, Pool #AL8857	6,000,483
4,345,173	3.50%, 7/1/46, Pool #BA7748	4,362,945
1,138,730	4.50%, 7/1/46, Pool #BM1920	1,209,453
38,753	4.00%, 8/1/46, Pool #BD3933	40,203
919,641	3.50%, 8/1/46, Pool #AL8952	924,130
4,078,171	3.00%, 8/1/46, Pool #BC1486	3,988,852
45,561	3.00%, 8/1/46, Pool #AL9031	44,691
61,781	4.00%, 8/1/46, Pool #BD4900	64,097
38,666	4.00%, 8/1/46, Pool #AW7541	40,046
1,592,447	Class UF, Series 2016-48, 2.27%(US0001M+40bps), 8/25/46	1,599,596
134,482	4.00%, 9/1/46, Pool #BD1481	139,451
2,916,822	3.00%, 9/1/46, Pool #BD1469	2,855,713
847,729	3.50%, 9/1/46, Pool #AL9511	852,594
37,992	4.00%, 9/1/46, Pool #BD7826	39,151
220,719	3.00%, 9/1/46, Pool #AS7889	216,504
424,110	3.00%, 9/1/46, Pool #AS7878	415,348
3,385,746	3.00%, 9/1/46, Pool #AS7847	3,311,582
20,878	3.50%, 9/1/46, Pool #BE0547	20,980
894,063	3.00%, 9/1/46, Pool #AL9214	874,459
320,204	3.00%, 9/1/46, Pool #AL9045	313,464
5,285,217	3.00%, 10/1/46, Pool #BD3309	5,169,749
1,164,127	3.00%, 10/1/46, Pool #BD8925	1,138,865
912,072	3.00%, 10/1/46, Pool #AL9215	892,839
704,818	3.00%, 10/1/46, Pool #AL9266	689,367
854,113	3.00%, 11/1/46, Pool #BD8962	835,579
1,384,372	3.50%, 11/1/46, Pool #BD8970	1,391,144
128,389	3.50%, 11/1/46, Pool #BD8477	129,029
368,882	3.00%, 11/1/46, Pool #BD9641	361,324
798,592	3.50%, 11/1/46, Pool #AS8371	805,579
34,286	3.50%, 11/1/46, Pool #BC7299	34,457
388,532	4.00%, 11/1/46, Pool #BC9012	403,111
327,654	3.00%, 11/1/46, Pool #AL9481	320,884
7,767,800	4.00%, 11/1/46, Pool #AS8374	8,036,338
2,024,436	4.00%, 11/1/46, Pool #AS8379	2,100,397
384,864	3.00%, 11/1/46, Pool #BD9643	376,744

Principal Amount		Fair Value
U.S. Government Agency Mortgages, continued
Federal National Mortgage Association, continued
$ 58,469	3.50%, 11/1/46, Pool #BE1932	$58,759
5,761,034	3.50%, 11/1/46, Pool #AL9424	5,782,626
604,130	3.50%, 11/1/46, Pool #BM1938	608,764
1,030,251	3.00%, 11/1/46, Pool #AL9325	1,008,524
913,349	3.00%, 11/1/46, Pool #BD9644	894,079
496,197	3.00%, 11/1/46, Pool #BD9645	485,324
1,880,353	4.00%, 12/1/46, Pool #AS8499	1,948,426
780,072	3.50%, 12/1/46, Pool #BC9084	785,555
140,713	3.50%, 12/1/46, Pool #AL9593	141,536
1,575,376	3.50%, 12/1/46, Pool #AS8493	1,585,078
37,145	4.00%, 12/1/46, Pool #BE3141	38,490
58,036	4.00%, 12/1/46, Pool #BE2862	60,137
84,242	4.00%, 12/1/46, Pool #BD9583	87,292
1,976,369	3.00%, 12/1/46, Pool #AS8486	1,934,959
355,131	3.50%, 1/1/47, Pool #AL9774	358,217
1,640,499	4.00%, 1/1/47, Pool #AS8657	1,699,889
230,047	3.00%, 1/1/47, Pool #AS8589	225,294
925,550	3.50%, 1/1/47, Pool #AS8653	933,730
2,363,687	3.50%, 1/1/47, Pool #AL9725	2,384,384
150,721	3.50%, 1/1/47, Pool #BE4913	151,475
48,446	4.00%, 1/1/47, Pool #BE5312	50,033
542,537	4.00%, 1/1/47, Pool #BD2439	560,896
279,411	3.50%, 1/1/47, Pool #BD8531	280,913
122,710	3.00%, 2/1/47, Pool #BD5056	120,173
425,406	3.00%, 2/1/47, Pool #BD5049	416,425
382,015	3.50%, 2/1/47, Pool #BE3188	384,954
3,744,531	4.00%, 3/1/47, Pool #BM1155	3,873,299
792,007	3.00%, 3/1/47, Pool #AS8936	774,627
917,840	3.00%, 3/1/47, Pool #AS8925	898,469
4,523,000	6.00%, 4/25/47, TBA	5,033,428
850,904	3.50%, 5/1/47, Pool #BM1174	855,873
220,735	3.50%, 5/1/47, Pool #BM1937	222,652
742,346	3.50%, 6/1/47, Pool #BM1902	746,199
524,808	3.50%, 7/1/47, Pool #BM1571	528,000
1,003,662	4.00%, 8/1/47, Pool #BM1619	1,036,612
297,582	3.50%, 9/1/47, Pool #BM1822	299,465
120,868	3.50%, 9/1/47, Pool #BH8295	121,288
677,606	3.50%, 10/1/47, Pool #BM1952	682,832
506,947	4.50%, 10/1/47, Pool #BM3052	539,812
121,277	3.50%, 11/1/47, Pool #CA0681	122,225
753,658	3.50%, 11/1/47, Pool #CA0689	760,438
4,052,922	3.50%, 12/1/47, Pool #BH7060	4,077,352
639,778	4.50%, 12/1/47, Pool #BH7067	677,917
61,100	3.50%, 12/1/47, Pool #BM3327	61,578
931,880	3.50%, 12/1/47, Pool #BM3282	940,142
819,079	3.50%, 12/1/47, Pool #BM3326	826,448
85,726	3.50%, 1/1/48, Pool #BJ8126	86,269
61,351	3.50%, 1/1/48, Pool #BJ8650	61,837
1,649,190	3.50%, 1/1/48, Pool #CA1058	1,664,248
314,096	3.50%, 1/1/48, Pool #BJ5879	316,586
1,481,924	3.50%, 1/1/48, Pool #CA0993	1,491,316
169,306	3.50%, 1/1/48, Pool #BJ8120	170,852
1,200,000	2.50%, 4/25/48, TBA	1,130,925
8,574,832	3.00%, 4/25/48, TBA	8,363,141
3,890,000	5.00%, 4/25/48, TBA	4,155,006
42,902,000	4.00%, 5/25/48, TBA	43,950,614

		364,915,350

Government National Mortgage Association (8.0%)
26,073	4.50%, 9/15/33, Pool #615516	27,346
91,994	5.00%, 12/15/33, Pool #783571	98,831
26,183	6.50%, 8/20/38, Pool #4223	29,496
26,806	6.50%, 10/15/38, Pool #673213	30,712
14,481	6.50%, 11/20/38, Pool #4292	16,361
28,924	6.50%, 12/15/38, Pool #782510	32,636
302,188	5.00%, 1/15/39, Pool #782557	324,765

Continued

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

March 31, 2018 (Unaudited)

Principal Amount		Fair Value
U.S. Government Agency Mortgages, continued
Government National Mortgage Association, continued
$ 122,517	5.00%, 4/15/39, Pool #711939	$131,648
204,397	5.00%, 4/15/39, Pool #782619	219,641
23,395	4.00%, 4/20/39, Pool #4422	24,460
19,710	5.00%, 6/15/39, Pool #782696	21,186
81,846	4.00%, 7/20/39, Pool #4494	85,552
133,444	5.00%, 10/20/39, Pool #4559	143,526
15,339	4.50%, 12/20/39, Pool #G24598	16,125
42,057	4.50%, 1/15/40, Pool #728627	44,480
19,230	4.50%, 1/20/40, Pool #4617	20,217
15,089	4.50%, 2/20/40, Pool #G24636	15,863
105,864	5.00%, 5/15/40, Pool #782958	113,784
1,051	4.50%, 5/20/40, Pool #G24696	1,105
91,544	5.00%, 6/15/40, Pool #697862	98,320
908,013	4.50%, 7/15/40, Pool #733795	960,352
94,087	4.50%, 7/15/40, Pool #745793	98,936
39,082	4.50%, 7/20/40, Pool #4746	41,084
75,458	4.50%, 8/20/40, Pool #4771	79,331
35,063	4.50%, 9/20/40, Pool #748948	37,453
22,183	4.00%, 9/20/40, Pool #G24800	23,189
180,796	4.50%, 10/15/40, Pool #783609	191,174
66,285	4.50%, 10/20/40, Pool #4834	69,691
564,088	4.00%, 10/20/40, Pool #G24833	589,720
1,057,479	4.00%, 11/20/40, Pool #4853	1,105,544
512,005	4.00%, 12/20/40, Pool #G24882	535,256
230,533	4.00%, 1/15/41, Pool #759138	238,317
449,776	4.00%, 1/20/41, Pool #4922	470,226
61,797	4.50%, 2/15/41, Pool #738019	64,993
7,734	4.00%, 2/20/41, Pool #4945	8,086
1,499,858	4.00%, 2/20/41, Pool #742887	1,550,200
156,595	4.00%, 3/15/41, Pool #762838	161,514
10,579	5.00%, 4/20/41, Pool #5018	11,339
176,737	4.50%, 6/20/41, Pool #783590	185,907
22,958	5.00%, 6/20/41, Pool #5083	24,617
81,038	4.50%, 7/20/41, Pool #754367	84,385
757,595	4.00%, 7/20/41, Pool #742895	779,704
11,989	5.00%, 7/20/41, Pool #5116	12,848
120,400	4.50%, 7/20/41, Pool #783584	126,679
405,775	4.50%, 7/20/41, Pool #5115	426,935
127,333	4.50%, 11/15/41, Pool #783610	134,660
54,446	4.50%, 11/20/41, Pool #5234	57,290
708,466	3.50%, 12/20/41, Pool #5258	719,326
366,583	3.50%, 1/15/42, Pool #553461	372,204
477,014	4.00%, 4/20/42, Pool #MA0023	498,614
190,066	5.00%, 7/20/42, Pool #MA0223	202,971
512,381	3.50%, 8/20/42, Pool #MA0318	520,236
72,136	3.50%, 9/20/42, Pool #MA0392	73,242
120,570	3.50%, 10/20/42, Pool #MA0462	122,419
19,396	3.50%, 11/20/42, Pool #MA0534	19,694
99,035	3.50%, 12/20/42, Pool #MA0625	100,553
4,576,438	3.50%, 1/20/43, Pool #MA0699	4,646,600
98,627	3.50%, 3/20/43, Pool #MA0852	100,139
562,158	3.50%, 4/15/43, Pool #AD2334	569,277
889,066	3.50%, 4/20/43, Pool #MA0934	902,697
493,351	3.50%, 5/20/43, Pool #MA1012	500,915
42,014	4.00%, 7/20/43, Pool #MA1158	43,744
1,873,251	4.50%, 6/20/44, Pool #MA1997	1,978,102
1,642,431	4.00%, 8/20/44, Pool #MA2149	1,700,264
42,790	4.00%, 8/20/44, Pool #AI4167	44,162
16,309	4.00%, 8/20/44, Pool #AI4166	16,957
23,205	4.00%, 8/20/44, Pool #AJ4687	24,045
40,042	4.00%, 8/20/44, Pool #AJ2723	41,814
265,038	4.50%, 10/20/44, Pool #MA2305	279,022
1,326,972	4.50%, 11/20/44, Pool #MA2373	1,396,987
846,342	5.00%, 12/20/44, Pool #MA2448	903,221

Principal Amount		Fair Value
U.S. Government Agency Mortgages, continued
Government National Mortgage Association, continued
$ 98,185	3.00%, 12/20/44, Pool #MA2444	$97,143
1,480,913	Class ZD, Series 2015-3, 4.00%, 1/20/45	1,565,652
803,702	3.00%, 2/15/45, Pool #784439	794,458
1,870,889	3.00%, 4/20/45, Pool #MA2753	1,854,989
4,542,214	3.50%, 4/20/45, Pool #MA2754	4,593,672
100,119	3.00%, 6/20/45, Pool #MA2891	99,280
97,277	3.00%, 8/20/45, Pool #MA3033	96,193
601,565	3.00%, 10/20/45, Pool #MA3172	594,121
483,793	5.00%, 12/20/45, Pool #MA3313	516,305
10,440,075	3.50%, 3/20/46, Pool #MA3521	10,556,749
13,459,609	3.50%, 4/20/46, Pool #MA3597	13,607,955
11,052,999	3.00%, 4/20/46, Pool# MA3596	10,922,779
810,509	3.50%, 5/20/46, Pool #MA3663	819,379
77,293	3.00%, 5/20/46, Pool #MA3662	76,372
11,099,299	3.50%, 6/20/46, Pool #MA3736	11,219,068
1,756,218	3.00%, 6/20/46, Pool #MA3735	1,732,901
3,449,661	3.00%, 7/20/46, Pool #MA3802	3,403,403
632,796	3.00%, 8/20/46, Pool #MA3873	624,228
1,571,419	3.00%, 9/20/46, Pool #MA3936	1,550,901
181,402	3.50%, 10/20/46, Pool #AX4342	183,690
189,754	3.50%, 10/20/46, Pool #AX4341	192,400
44,546	4.00%, 10/20/46, Pool #AQ0542	45,986
380,652	3.50%, 10/20/46, Pool #AX4345	385,092
452,893	3.50%, 10/20/46, Pool #AX4344	458,304
154,732	3.50%, 10/20/46, Pool #AX4343	156,641
184,691	3.00%, 11/20/46, Pool #MA4068	182,119
256,699	3.00%, 12/20/46, Pool #MA4126	253,123
336,115	3.00%, 1/20/47, Pool #MA4195	331,389
759,274	3.00%, 3/20/47, Pool #MA4320	748,978
474,394	3.00%, 4/20/47, Pool #MA4381	467,611
47,893	3.00%, 6/20/47, Pool #MA4509	47,196
13,408,000	4.00%, 6/20/47, TBA	13,742,937
322,941	3.00%, 7/20/47, Pool #MA4585	318,151
2,800,000	4.50%, 4/15/48, TBA	2,909,101
20,085,000	3.50%, 4/15/48, TBA	20,278,787
1,000,000	5.00%, 4/15/48, TBA	1,053,438
8,260,000	3.00%, 4/15/48, TBA	8,133,842
1,862,500	3.00%, 4/20/48, TBA	1,832,344
18,660,297	3.50%, 5/20/48, TBA	18,813,004

		160,602,370

Total U.S. Government Agency Mortgages (Cost $651,357,851)		641,231,528

U.S. Treasury Obligations (26.8%):
U.S. Treasury Bonds (6.6%)
4,105,000	5.38%, 2/15/31	5,256,164
20,525,000	4.75%, 2/15/37	26,272,000
31,340,000	3.13%, 11/15/41^	32,378,138
11,080,000	3.63%, 8/15/43	12,403,973
1,205,000	3.13%, 8/15/44	1,240,868
15,000	2.50%, 2/15/45	13,696
955,000	3.00%, 5/15/45	961,006
1,770,000	2.88%, 8/15/45^	1,738,195
2,248,100	2.50%, 2/15/46^	2,046,034
43,010,000	2.88%, 11/15/46(d)	42,180,041
6,418,000	3.00%, 2/15/47	6,452,096

		130,942,211

U.S. Treasury Notes (20.2%)
34,865,000	2.25%, 3/31/20	34,847,295
2,645,000	2.00%, 9/30/20(d)	2,622,270
88,565,000	1.88%, 12/15/20^	87,430,263
25,615,000	1.38%, 5/31/21^	24,792,518
2,975,000	2.00%, 12/31/21	2,922,356
42,911,000	1.75%, 6/30/22^	41,588,469

Continued

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

March 31, 2018 (Unaudited)

Principal Amount		Fair Value
U.S. Treasury Obligations, continued
U.S. Treasury Notes (continued)
$ 2,275,000	1.88%, 7/31/22	$2,213,948
6,835,000	2.13%, 12/31/22	6,703,373
31,805,000	2.63%, 2/28/23^	31,901,906
8,280,000	2.50%, 3/31/23	8,254,448
8,985,000	2.00%, 6/30/24	8,646,308
25,665,000	2.13%, 7/31/24^	24,864,974
41,202,000	2.13%, 9/30/24	39,867,763
2,265,000	2.75%, 2/28/25^	2,274,467
46,000	2.00%, 11/15/26	43,384
35,766,000	2.38%, 5/15/27	34,700,005
26,435,000	2.25%, 8/15/27^	25,346,621
36,635,000	2.25%, 11/15/27	35,092,323

		414,112,691

Total U.S. Treasury Obligations (Cost $553,632,553)		545,054,902

Certificates of Deposit (1.9%):
13,500,000	Bank of Montreal Chicago, 2.10%	13,503,437
12,020,000	Credit Suisse New York, 2.13%	12,023,703
12,700,000	Oversea-Chinese Bank Co. NY, 2.10%	12,698,506

Total Certificate of Deposit (Cost $38,220,000)		38,225,646

Commercial Paper (3.6%):
5,500,000	Bank of Nova Scotia, 2.02%	5,481,510
13,310,000	Enbridge Energy Partners LP, 3.35%	13,306,281
21,300,000	Hyundai Capital America, 2.53%	21,186,748
33,960,000	Suncor Energy, Inc., 2.47%	33,820,860

Total Commercial Paper (Cost $73,815,193)		73,795,399

Securities Held as Collateral for Securities on Loan (16.7%):
339,525,182	AZL Enhanced Bond Index Fund Securities Lending Collateral Account(e)	339,525,182

Total Securities Held as Collateral for Securities on Loan (Cost $339,525,182)		339,525,182

Shares		Fair Value
Unaffiliated Investment Company (5.2%):
104,596,450	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 1.46%(f)	104,596,450

Total Unaffiliated Investment Company (Cost $104,596,450)		104,596,450

Total Investment Securities (Cost $2,618,111,512) - 127.3%		2,585,037,248
Net other assets (liabilities) - (27.3)%		(554,361,827)

Net Assets - 100.0%		$2,030,675,421

Percentages indicated are based on net assets as of March 31, 2018.

MTN	-	Medium Term Note
TBA	-	To Be Announced Security
US0001M	-	1 Month US Dollar LIBOR
US0003M	-	3 Month US Dollar LIBOR
USISDA05	-	5 Year ICE Swap Rate
USSW5	-	USD 5 Year Swap Rate
^	This security or a partial position of this security was on loan as of March 31, 2018. The total value of securities on loan as of March 31, 2018, was $331,221,970.
(a)	Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investors. The sub-adviser has deemed these securities to be liquid based on procedures approved by the Board of Trustees.
(b)	The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security. The rate presented is the rate in effect at March 31, 2018.
(c)	Security was valued in good faith pursuant to procedures approved by the Board of Trustees as of March 31, 2018. The total of all such securities represent 0.07% of the net assets of the fund.
(d)	All or a portion of this security has been pledged as collateral for open derivative positions.
(e)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before March 31, 2018.
(f)	The rate represents the effective yield at March 31, 2018.

Continued

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

March 31, 2018 (Unaudited)

Securities Sold Short (-7.5%):

Security Description	Coupon Rate	Maturity Date	Par Amount	Proceeds Received	Fair Value	Unrealized Appreciation/ (Depreciation)
Federal Home Loan Mortgage Corporation, TBA	3.00%	4/15/33	$(1,217,000)	$(1,209,774)	$(1,214,765)	$(4,991)
Federal Home Loan Mortgage Corporation, TBA	2.50%	4/15/33	(2,041,000)	(1,987,493)	(1,998,665)	(11,172)
Federal Home Loan Mortgage Corporation, TBA	5.00%	4/15/48	(51,000)	(54,484)	(54,443)	41
Federal Home Loan Mortgage Corporation, TBA	3.50%	4/15/48	(15,135,057)	(15,092,862)	(15,170,371)	(77,509)
Federal National Mortgage Association, TBA	5.50%	4/25/48	(900,000)	(974,531)	(978,047)	(3,516)
Federal National Mortgage Association, TBA	4.50%	4/25/47	(5,082,000)	(5,314,378)	(5,321,310)	(6,932)
Federal National Mortgage Association, TBA	3.00%	5/25/33	(6,900,000)	(6,864,969)	(6,882,391)	(17,422)
Federal National Mortgage Association, TBA	3.00%	4/25/33	(2,891,000)	(2,878,817)	(2,887,236)	(8,419)
Federal National Mortgage Association, TBA	3.50%	5/25/33	(2,714,766)	(2,755,165)	(2,763,076)	(7,911)
Federal National Mortgage Association, TBA	3.50%	5/25/48	(10,880,000)	(10,862,158)	(10,886,389)	(24,231)
Federal National Mortgage Association, TBA	3.50%	4/25/48	(22,009,888)	(21,912,520)	(22,055,884)	(143,364)
Government National Mortgage Association, TBA	4.50%	5/20/48	(3,022,000)	(3,133,790)	(3,136,210)	(2,420)
Government National Mortgage Association, TBA	3.50%	4/20/48	(19,126,000)	(19,186,386)	(19,311,657)	(125,271)

				$(92,227,327)	$(92,660,444)	$(433,117)

Futures Contracts

Short Futures

Description	Expiration Date	Number of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)
Euro-Bond June Futures (Euro)	6/7/18	28	(5,492,108)	$(87,828)
Euro-OAT June Futures (Euro)	6/7/18	33	(6,276,338)	(106,702)
Long Gilt June Futures (British Pound)	6/27/18	71	(12,232,725)	(65,031)
U.S. Treasury 10-Year Note June Futures (U.S. Dollar)	6/20/18	261	(33,893,297)	(487,127)
U.S. Treasury 5-Year Note June Futures (U.S. Dollar)	6/29/18	174	(19,916,203)	(58,717)

				$(805,405)

Long Futures
Description	Expiration Date	Number of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)
U.S. Treasury 10-Year Note June Futures (U.S. Dollar)	6/20/18	526	63,719,969	456,403
U.S. Treasury 2-Year Note June Futures (U.S. Dollar)	6/29/18	565	120,124,297	9,569
U.S. Treasury 30-Year Bond June Futures (U.S. Dollar)	6/20/18	114	16,715,250	511,329
Ultra Long Term US Treasury Bond June Futures (U.S. Dollar)	6/20/18	9	1,444,219	47,551

				$1,024,852

Total Net Futures Contracts				$219,447

See accompanying notes to the schedules of portfolio investments.

AZL Gateway Fund

Schedule of Portfolio Investments

March 31, 2018 (Unaudited)

Shares		Fair Value
Common Stocks+ (98.0%):
Aerospace & Defense (2.6%):
4,995	Boeing Co. (The)	$1,637,761
1,166	Huntington Ingalls Industries, Inc.	300,548
5,183	Raytheon Co.	1,118,595
894	TransDigm Group, Inc.	274,404
8,162	United Technologies Corp.	1,026,943

		4,358,251

Air Freight & Logistics (0.5%):
8,272	United Parcel Service, Inc., Class B	865,748

Airlines (0.5%):
2,177	Alaska Air Group, Inc.	134,887
6,676	American Airlines Group, Inc.	346,885
5,353	JetBlue Airways Corp.*	108,773
3,421	United Continental Holdings, Inc.*	237,657

		828,202

Auto Components (0.1%):
766	Adient plc	45,776
915	Autoliv, Inc.	133,535
1,060	Cooper Tire & Rubber Co.	31,058

		210,369

Automobiles (0.4%):
49,575	Ford Motor Co.	549,291
394	Tesla Motors, Inc.*	104,855

		654,146

Banks (6.5%):
6,563	Associated Banc-Corp.	163,091
79,513	Bank of America Corp.	2,384,595
22,825	Citigroup, Inc.	1,540,688
22,886	Huntington Bancshares, Inc.	345,579
29,732	JPMorgan Chase & Co.	3,269,627
6,739	Old National Bancorp	113,889
1,371	Signature Bank*	194,613
702	SVB Financial Group*	168,487
16,707	U.S. Bancorp	843,704
35,967	Wells Fargo & Co.	1,885,030

		10,909,303

Beverages (2.0%):
34,211	Coca-Cola Co. (The)	1,485,784
4,867	Monster Beverage Corp.*	278,441
13,666	PepsiCo, Inc.	1,491,644

		3,255,869

Biotechnology (3.1%):
12,530	AbbVie, Inc.	1,185,964
2,526	Alexion Pharmaceuticals, Inc.*	281,548
5,941	Amgen, Inc.	1,012,822
1,992	Biogen Idec, Inc.*	545,449
7,079	Celgene Corp.*	631,518
10,796	Gilead Sciences, Inc.	813,910
1,337	Seattle Genetics, Inc.*	69,979
1,047	Shire plc, ADR	156,411
551	Tesaro, Inc.*	31,484
2,265	Vertex Pharmaceuticals, Inc.*	369,150

		5,098,235

Building Products (0.4%):
4,745	Fortune Brands Home & Security, Inc.	279,433
8,085	Johnson Controls International plc	284,916
758	Lennox International, Inc.	154,912

		719,261

Capital Markets (2.5%):
12,460	Charles Schwab Corp. (The)	650,661
3,680	CME Group, Inc.	595,203
3,733	Eaton Vance Corp.	207,816
3,570	Goldman Sachs Group, Inc. (The)	899,141
8,181	Intercontinental Exchange, Inc.	593,286

Shares	Fair Value

Common Stocks+, continued
Capital Markets, continued
2,557	Legg Mason, Inc.	$103,942
13,951	Morgan Stanley	752,796
1,383	MSCI, Inc., Class A	206,717
2,636	TD Ameritrade Holding Corp.	156,130
1,376	Waddell & Reed Financial, Inc., Class A	27,809

		4,193,501

Chemicals (2.2%):
332	Advansix, Inc.*	11,547
2,459	Ashland Global Holdings, Inc.	171,614
1,325	Celanese Corp., Series A	132,778
689	Chemours Co. (The)	33,561
20,601	DowDuPont, Inc.	1,312,490
3,407	Eastman Chemical Co.	359,711
683	Ingevity Corp.*	50,330
4,336	Lyondellbasell Industries NV	458,228
6,122	Monsanto Co.	714,376
1,723	Olin Corp.	52,362
3,495	RPM International, Inc.	166,607
4,772	Valvoline, Inc.	105,604

		3,569,208

Commercial Services & Supplies (0.4%):
2,031	Waste Connections, Inc.	145,704
6,431	Waste Management, Inc.	540,976

		686,680

Communications Equipment (1.3%):
232	Arista Networks, Inc.*	59,230
40,311	Cisco Systems, Inc.	1,728,938
2,340	Motorola Solutions, Inc.	246,402
667	Palo Alto Networks, Inc.*	121,074

		2,155,644

Consumer Finance (0.8%):
2,419	Ally Financial, Inc.	65,676
8,692	American Express Co.	810,789
5,518	Discover Financial Services	396,910

		1,273,375

Containers & Packaging (0.4%):
2,545	Avery Dennison Corp.	270,406
2,596	Sonoco Products Co.	125,906
4,370	WestRock Co.	280,423

		676,735

Distributors (0.2%):
2,806	Genuine Parts Co.	252,091

Diversified Financial Services (2.0%):
16,811	Berkshire Hathaway, Inc., Class B*	3,353,458

Diversified Telecommunication Services (1.8%):
45,590	AT&T, Inc.	1,625,283
29,757	Verizon Communications, Inc.	1,422,980

		3,048,263

Electric Utilities (1.5%):
10,619	Alliant Energy Corp.	433,892
13,288	American Electric Power Co., Inc.	911,424
10,809	Duke Energy Corp.	837,373
1,812	Hawaiian Electric Industries, Inc.	62,297
3,928	OGE Energy Corp.	128,721
2,778	Westar Energy, Inc.	146,095

		2,519,802

Electrical Equipment (0.6%):
4,640	Eaton Corp. plc	370,783
7,215	Emerson Electric Co.	492,785
735	Hubbell, Inc.	89,508

		953,076

Continued

AZL Gateway Fund

Schedule of Portfolio Investments

March 31, 2018 (Unaudited)

Shares		Fair Value
Common Stocks+, continued
Electronic Equipment, Instruments & Components (0.5%):
12,111	Corning, Inc.	$337,655
4,334	TE Connectivity, Ltd.	432,967

		770,622

Energy Equipment & Services (0.8%):
5,708	Baker Hughes	158,511
9,644	Halliburton Co.	452,690
4,634	Patterson-UTI Energy, Inc.	81,141
13,157	Schlumberger, Ltd.	852,311

		1,544,653

Equity Real Estate Investment Trusts (2.3%):
3,889	Camden Property Trust	327,376
3,625	Digital Realty Trust, Inc.	382,003
13,318	Duke Realty Corp.	352,661
3,605	Extra Space Storage, Inc.	314,933
5,299	Healthcare Realty Trust, Inc.	146,835
3,928	Kilroy Realty Corp.	278,731
5,532	Liberty Property Trust	219,786
7,008	Mack-Cali Realty Corp.	117,104
3,099	Parks Hotels & Resorts, Inc.	83,735
7,164	Regency Centers Corp.	422,533
4,193	Sabra Health Care REIT, Inc.	74,006
1,541	SBA Communications Corp.*	263,388
5,429	Senior Housing Properties Trust	85,018
12,354	UDR, Inc.	440,049
6,296	Ventas, Inc.	311,841

		3,819,999

Food & Staples Retailing (1.5%):
9,986	CVS Health Corp.	621,229
10,971	Walgreens Boots Alliance, Inc.	718,271
12,241	Wal-Mart Stores, Inc.	1,089,082

		2,428,582

Food Products (1.1%):
1,733	Bunge, Ltd.	128,138
8,102	ConAgra Foods, Inc.	298,802
1,344	Ingredion, Inc.	173,268
6,317	Kraft Heinz Co. (The)	393,486
2,631	Lamb Weston Holding, Inc.	153,177
16,355	Mondelez International, Inc., Class A	682,494

		1,829,365

Gas Utilities (0.1%):
1,845	National Fuel Gas Co.	94,925
110	ONE Gas, Inc.	7,262
643	WGL Holdings, Inc.	53,787

		155,974

Health Care Equipment & Supplies (2.7%):
14,071	Abbott Laboratories	843,134
944	Align Technology, Inc.*	237,067
6,319	Baxter International, Inc.	410,988
16,758	Boston Scientific Corp.*	457,829
5,898	Hologic, Inc.*	220,349
1,410	Intuitive Surgical, Inc.*	582,090
17,440	Medtronic plc	1,399,036
2,146	ResMed, Inc.	211,317
555	Teleflex, Inc.	141,514

		4,503,324

Health Care Providers & Services (2.8%):
4,838	Aetna, Inc.	817,622
3,060	Anthem, Inc.	672,282
6,464	Express Scripts Holding Co.*	446,533
4,304	HCA Holdings, Inc.	417,488
3,309	Patterson Cos., Inc.	73,559
2,140	Quest Diagnostics, Inc.	214,642
8,529	UnitedHealth Group, Inc.	1,825,206

Shares		Fair Value
Common Stocks+, continued
Health Care Providers & Services, continued
1,770	Universal Health Services, Inc., Class B	$209,586

		4,676,918

Health Care Technology (0.1%):
1,325	Veeva Systems, Inc., Class A*	96,752

Hotels, Restaurants & Leisure (1.7%):
681	Domino’s Pizza, Inc.	159,054
2,068	Hilton Grand Vacations*	88,965
4,652	Hilton Worldwide Holdings, Inc.	366,392
1,210	Las Vegas Sands Corp.	86,999
8,383	McDonald’s Corp.	1,310,933
1,457	Melco Resorts & Entertainment, Ltd., ADR	42,224
7,611	MGM Resorts International	266,537
1,742	Restaurant Brands International, Inc.	99,149
804	Vail Resorts, Inc.	178,247
8,092	Wendy’s Co. (The)	142,015

		2,740,515

Household Durables (0.4%):
7,054	Newell Rubbermaid, Inc.	179,736
54	NVR, Inc.*	151,200
4,572	Toll Brothers, Inc.	197,738
431	Tupperware Brands Corp.	20,852
1,070	Whirlpool Corp.	163,828

		713,354

Household Products (1.5%):
11,670	Colgate-Palmolive Co.	836,506
21,838	Procter & Gamble Co. (The)	1,731,316

		2,567,822

Industrial Conglomerates (2.1%):
5,543	3M Co., Class C	1,216,799
70,241	General Electric Co.	946,849
8,694	Honeywell International, Inc.	1,256,370

		3,420,018

Insurance (2.4%):
12,224	Aflac, Inc.	534,923
5,372	Allstate Corp. (The)	509,266
3,024	American Financial Group, Inc.	339,353
9,669	American International Group, Inc.	526,187
3,631	Aon plc	509,538
3,257	Arch Capital Group, Ltd.*	278,767
5,982	Arthur J. Gallagher & Co.	411,143
2,467	FNF Group	98,729
4,674	Lincoln National Corp.	341,482
5,829	XL Group, Ltd.	322,111

		3,871,499

Internet & Direct Marketing Retail (3.8%):
2,996	Amazon.com, Inc.*	4,336,230
427	Booking Holdings, Inc.*	888,327
3,517	Netflix, Inc.*	1,038,746

		6,263,303

Internet Software & Services (5.1%):
1,215	Alphabet, Inc., Class A*	1,260,125
3,447	Alphabet, Inc., Class C*	3,556,580
330	Baidu, Inc., ADR*	73,653
9,349	eBay, Inc.*	376,204
19,110	Facebook, Inc., Class A*	3,053,587
148	MercadoLibre, Inc.	52,746
2,223	VeriSign, Inc.*	263,559
1,595	Zillow Group, Inc., Class C*	85,811

		8,722,265

Continued

AZL Gateway Fund

Schedule of Portfolio Investments

March 31, 2018 (Unaudited)

Shares		Fair Value
Common Stocks+, continued
IT Services (3.7%):
4,206	Automatic Data Processing, Inc.	$477,297
630	Black Knight, Inc.*	29,673
1,395	Broadridge Financial Solutions, Inc.	153,018
6,435	Cognizant Technology Solutions Corp., Class A	518,018
5,160	Fidelity National Information Services, Inc.	496,908
456	FleetCor Technologies, Inc.*	92,340
7,914	International Business Machines Corp.	1,214,244
3,883	Paychex, Inc.	239,154
9,748	PayPal Holdings, Inc.*	739,581
17,008	Visa, Inc., Class A	2,034,496
7,660	Western Union Co.	147,302
		6,142,031
Leisure Products (0.1%):
8,159	Mattel, Inc.	107,290
707	Polaris Industries, Inc.	80,966

		188,256
Life Sciences Tools & Services (0.2%):
1,428	Illumina, Inc.*	337,608

Machinery (1.8%):
5,561	Caterpillar, Inc.	819,581
2,350	Cummins, Inc.	380,912
3,344	Deere & Co.	519,390
2,244	Parker Hannifin Corp.	383,791
3,649	Pentair plc	248,606
1,315	Snap-On, Inc.	194,015
2,877	Stanley Black & Decker, Inc.	440,756
1,307	Timken Co.	59,599

		3,046,650

Media (2.5%):
37,624	Comcast Corp., Class A	1,285,612
2,082	Liberty Broadband Corp., Class C*	178,407
3,673	Liberty Global plc, Series C*	111,769
2,023	Liberty Latin America, Ltd.*	38,619
3,810	News Corp., Class B	61,341
3,677	Omnicom Group, Inc.	267,208
41,232	Sirius XM Holdings, Inc.	257,288
7,593	Time Warner, Inc.	718,146
13,532	Walt Disney Co. (The)	1,359,153

		4,277,543

Metals & Mining (0.2%):
3,477	Southern Copper Corp.	188,384
3,813	Steel Dynamics, Inc.	168,611
1,126	Worthington Industries, Inc.	48,328

		405,323

Mortgage Real Estate Investment Trusts (0.3%):
13,065	Agnc Investment Corp.	247,190
24,997	Annaly Capital Management, Inc.	260,719

		507,909

Multiline Retail (0.4%):
2,245	Nordstrom, Inc.	108,680
7,637	Target Corp.	530,237

		638,917

Multi-Utilities (1.4%):
8,070	Ameren Corp.	457,004
12,312	CenterPoint Energy, Inc.	337,349
5,758	Consolidated Edison, Inc.	448,779
9,614	Public Service Enterprise Group, Inc.	483,007
10,320	WEC Energy Group, Inc.	647,064

		2,373,203

Shares		Fair Value
Common Stocks+, continued
Oil, Gas & Consumable Fuels (4.7%):
2,550	Cheniere Energy, Inc.*	$136,298
15,742	Chevron Corp.	1,795,218
4,210	Concho Resources, Inc.*	632,889
14,811	ConocoPhillips Co.	878,144
5,264	Continental Resources, Inc.*	310,313
32,883	Exxon Mobil Corp.	2,453,400
9,492	Gulfport Energy Corp.*	91,598
1,131	HollyFrontier Corp.	55,261
9,690	Occidental Petroleum Corp.	629,462
4,968	ONEOK, Inc.	282,779
6,295	Phillips 66	603,816

		7,869,178

Personal Products (0.1%):
847	Herbalife, Ltd.*	82,557

Pharmaceuticals (4.6%):
3,760	Allergan plc	632,770
13,140	Bristol-Myers Squibb Co.	831,105
7,841	Eli Lilly & Co.	606,658
839	Jazz Pharmaceuticals plc*	126,681
20,368	Johnson & Johnson Co.	2,610,159
21,394	Merck & Co., Inc.	1,165,331
45,226	Pfizer, Inc.	1,605,071

		7,577,775

Professional Services (0.4%):
1,079	Dun & Bradstreet Corp.	126,243
777	Manpower, Inc.	89,433
3,952	Verisk Analytics, Inc.*	411,008

		626,684

Road & Rail (0.9%):
2,956	Avis Budget Group, Inc.*	138,459
1,290	Canadian Pacific Railway, Ltd.	227,685
12,896	CSX Corp.	718,436
3,223	Hertz Global Holdings, Inc.*	63,977
2,259	Old Dominion Freight Line, Inc.	332,005

		1,480,562

Semiconductors & Semiconductor Equipment (4.1%):
11,512	Advanced Micro Devices, Inc.*	115,696
4,843	Analog Devices, Inc.	441,343
13,180	Applied Materials, Inc.	732,940
36,326	Intel Corp.	1,891,857
4,405	Microchip Technology, Inc.	402,441
4,910	NVIDIA Corp.	1,137,107
12,348	QUALCOMM, Inc.	684,203
3,166	Skyworks Solutions, Inc.	317,423
3,792	Teradyne, Inc.	173,332
9,646	Texas Instruments, Inc.	1,002,123

		6,898,465

Software (5.7%):
7,667	Activision Blizzard, Inc.	517,216
5,070	Adobe Systems, Inc.*	1,095,526
1,570	ANSYS, Inc.*	246,003
7,727	Cadence Design Systems, Inc.*	284,122
727	Dell Technologies, Inc., Class V*	53,224
58,348	Microsoft Corp.	5,325,422
7,859	Nuance Communications, Inc.*	123,779
25,646	Oracle Corp.	1,173,305
2,294	PTC, Inc.*	178,955
834	ServiceNow, Inc.*	137,985
7,006	Symantec Corp.	181,105
894	Take-Two Interactive Software, Inc.*	87,415
1,309	VMware, Inc., Class A*	158,742
783	Workday, Inc., Class A*	99,527

		9,662,326

Continued

AZL Gateway Fund

Schedule of Portfolio Investments

March 31, 2018 (Unaudited)

Shares		Fair Value
Common Stocks+, continued
Specialty Retail (2.4%):
7,181	American Eagle Outfitters, Inc.	$143,117
2,631	Foot Locker, Inc.	119,816
3,619	Gap, Inc. (The)	112,913
10,588	Home Depot, Inc. (The)	1,887,205
2,407	L Brands, Inc.	91,971
8,600	Lowe’s Cos., Inc.	754,650
2,322	Tiffany & Co.	226,767
7,551	TJX Cos., Inc. (The)	615,860

		3,952,299

Technology Hardware, Storage & Peripherals (3.9%):
38,418	Apple, Inc.	6,445,772

Textiles, Apparel & Luxury Goods (0.5%):
1,837	Lululemon Athletica, Inc.*	163,713
4,291	Michael Kors Holdings, Ltd.*	266,385
13,608	Under Armour, Inc., Class A*	222,490
2,313	Under Armour, Inc., Class C*	33,192

		685,780

Tobacco (1.3%):
14,998	Altria Group, Inc.	934,675
11,712	Philip Morris International, Inc.	1,164,173
1,877	Vector Group, Ltd.	38,272

		2,137,120

Trading Companies & Distributors (0.0%):
1,211	GATX Corp.	82,941

Wireless Telecommunication Services (0.1%):
2,648	Sprint Corp.*	12,922
1,372	T-Mobile US, Inc.*	83,747

		96,669

Total Common Stocks (Cost $109,998,732)		163,221,750

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Purchased Options (1.0%):
Total Purchased Options (Cost $1,480,128)		1,584,435

Unaffiliated Investment Company (1.8%):
2,965,423	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 1.46%(a)	2,965,423

Total Unaffiliated Investment Company (Cost $2,965,423)		2,965,423

Total Investment Securities (Cost $114,444,283) - 100.8%		167,771,608
Net other assets (liabilities) - (0.8)%		(1,398,770)

Net Assets - 100.0%		$166,372,838

Percentages indicated are based on net assets as of March 31, 2018.

ADR	-	American Depositary Receipt

*	Non-income producing security.
+	All or a portion of each common stock has been pledged as collateral for outstanding call options written.
(a)	The rate represents the effective yield at March 31, 2018.

Continued

AZL Gateway Fund

Schedule of Portfolio Investments

March 31, 2018 (Unaudited)

Exchange-traded options purchased as of March 31, 2018 were as follows:

Description	Put/ Call	Strike Price	Expiration Date	Contracts	Notional Amount(a)	Fair Value
S&P 500 Index	Put	2375.00 USD	5/18/18	86	$204,250	$113,090
S&P 500 Index	Put	2450.00 USD	5/18/18	66	161,700	132,990
S&P 500 Index	Put	2475.00 USD	5/18/18	90	222,750	210,150
S&P 500 Index	Put	2425.00 USD	6/15/18	71	172,175	211,935
S&P 500 Index	Put	2450.00 USD	6/15/18	88	215,600	293,480
S&P 500 Index	Put	2475.00 USD	6/15/18	87	215,325	324,945
S&P 500 Index	Put	2500.00 USD	6/15/18	71	177,500	297,845

Total (Cost $1,480,128)						$1,584,435

Exchange-traded options written as of March 31, 2018 were as follows:

Description	Put/ Call	Strike Price	Expiration Date	Contracts	Notional Amount(a)	Fair Value
S&P 500 Index	Call	2675.00 USD	4/06/18	66	$176,550	$(98,010)
S&P 500 Index	Call	2700.00 USD	4/13/18	68	183,600	(96,220)
S&P 500 Index	Call	2650.00 USD	4/20/18	138	365,700	(572,010)
S&P 500 Index	Call	2700.00 USD	4/20/18	69	186,300	(132,825)
S&P 500 Index	Call	2650.00 USD	5/18/18	64	169,600	(390,080)
S&P 500 Index	Call	2675.00 USD	5/18/18	71	189,925	(337,960)
S&P 500 Index	Call	2750.00 USD	5/18/18	67	184,250	(124,955)
S&P 500 Index	Call	2800.00 USD	5/18/18	70	196,000	(63,000)

Total (Premiums $2,719,339)						$(1,815,060)

(a)	Notional amount is expressed as the number of contracts multiplied by the strike price of the underlying asset.

See accompanying notes to the schedules of portfolio investments.

AZL Government Money Market Fund

Schedule of Portfolio Investments

March 31, 2018 (Unaudited)

Principal Amount		Fair Value
U.S. Government Agency Mortgages (32.6%):
Federal Home Loan Bank (26.2%):
$5,970,000	1.36%, 4/3/18	$5,969,549
3,475,000	1.42%, 4/6/18	3,474,319
12,520,000	1.61%(US0001M-14bps), 4/13/18	12,520,000
5,180,000	1.66%(US0001M-15bps), 4/17/18	5,180,000
13,430,000	1.60%, 4/20/18	13,418,667
1,435,000	1.48%, 5/1/18	1,433,242
930,000	1.54%, 5/7/18	928,577
3,000,000	1.45%(US0003M-35bps), 5/9/18	3,000,000
815,000	1.73%, 5/9/18	813,513
3,700,000	1.55%(US0001M-14bps), 6/5/18	3,700,000
2,500,000	1.48%, 6/6/18	2,493,267
1,965,000	1.72%, 6/13/18	1,958,186
9,500,000	1.74%, 8/10/18	9,440,230
960,000	1.63%(US0001M-15bps), 8/15/18	960,000
960,000	1.63%(US0001M-15bps), 8/15/18	960,000
3,845,000	1.71%(US0001M-15bps), 8/22/18	3,845,000
975,000	1.94%, 8/29/18	967,200
4,500,000	1.57%(US0001M-12bps), 10/3/18	4,500,000
8,000,000	1.66%(US0001M-13bps), 11/16/18	8,000,000
12,000,000	1.77%(US0001M-7bps), 12/19/18	12,000,000
4,260,000	1.78%(US0001M-9bps), 1/25/19	4,260,000
1,140,000	1.63%(US0001M-7bps), 2/11/19	1,140,348
1,570,000	1.94%(US0003M-16bps), 6/12/19	1,569,511
2,310,000	2.04%(US0003M-16bps), 6/20/19	2,310,000
1,895,000	2.04%(US0003M-16bps), 6/20/19	1,895,000
7,000,000	2.04%(US0003M-16bps), 6/20/19	7,000,000
1,215,000	1.81%(US0001M-5bps), 6/28/19	1,215,000
3,470,000	1.80%(US0001M-8bps), 8/27/19	3,470,000
5,000,000	1.68%(US0001M-6bps), 9/11/19	5,000,000
2,015,000	2.04%(US0003M-14bps), 12/19/19	2,015,000

		125,436,609

Federal Farm Credit Bank (1.3%):
3,365,000	1.88%(US0001M+18bps), 4/4/18	3,364,997
410,000	1.54%, 8/10/18	407,732
2,305,000	1.87%(US0001M-8bps), 7/30/19	2,303,118

		6,075,847

Federal Home Loan Mortgage Corporation (2.6%):
3,500,000	1.22%, 4/9/18	3,499,639
1,500,000	1.33%, 6/27/18	1,499,983
3,210,000	1.63%, 10/12/18	3,197,306
4,470,000	1.66%(US0001M-10bps), 8/8/19	4,467,005

		12,663,933

Federal National Mortgage Association (2.5%):
5,000,000	1.57%, 4/30/18	4,997,666
6,980,000	1.23%, 5/21/18	6,975,394

		11,973,060

Total U.S. Government Agency Mortgages (Cost $156,149,449)		156,149,449

U.S. Treasury Obligations (36.7%):
U.S. Treasury Bills (32.7%)
18,845,000	1.20%, 4/5/18	18,842,291
25,000,000	1.75%, 4/19/18	24,978,500
6,000,000	1.29%, 5/3/18	5,993,280
21,040,000	1.60%, 5/17/18	20,997,791
5,435,000	1.47%, 5/31/18	5,422,001
7,935,000	1.48%, 6/7/18	7,913,587
1,130,000	1.62%, 6/14/18	1,126,620
355,000	1.66%, 6/21/18	353,814
5,045,000	1.56%, 6/28/18	5,026,132
9,290,000	1.64%, 7/19/18	9,244,995
8,000,000	1.66%, 8/2/18	7,955,583
3,200,000	1.69%, 8/9/18	3,180,734
4,900,000	1.86%, 8/23/18	4,864,328
30,000,000	2.00%, 9/20/18	29,720,500
12,000,000	1.94%, 9/27/18	11,886,932

Principal Amount		Fair Value
U.S. Treasury Obligations, continued

		$157,507,088

U.S. Treasury Notes (4.0%)
6,000,000	1.95%(USBMMY3M+19bps), 4/30/18	6,000,024
6,000,000	1.49%, 6/30/18	6,013,050
6,665,000	1.43%, 7/31/18	6,657,732

		18,670,806

Total U.S. Treasury Obligations (Cost $176,177,894)		176,177,894

Repurchase Agreements (31.6%):
20,000,000	Bank of Montreal, 1.80%, 4/2/18, (Purchased on 3/30/18, proceeds at maturity $20,004,000, Collateralized by U.S. Government Agency Obligations, 2.50% - 4.00%, 8/1/20 - 5/1/47, fair value of $20,439,409)	20,000,000
25,000,000	Bank of Nova Scotia, 1.77%, 4/2/18, (Purchased on 3/30/18, proceeds at maturity $25,004,917, Collateralized by U.S. Treasury Notes, 0.13% - 2.25%, 3/31/19 - 2/15/27, fair value of $25,501,255)	25,000,000
5,000,000	Citigroup Global Markets, 1.81%, 4/2/18, (Purchased on 3/30/18, proceeds at maturity $5,001,006, Collateralized by U.S. Treasury Notes, 0.38% - 2.38%, 5/31/19 - 8/15/24, fair value of $5,100,002)	5,000,000
15,000,000	HSBC Securities (USA), Inc., 1.79%, 4/2/18, (Purchased on 3/30/18, proceeds at maturity $15,002,983, Collateralized by U.S. Treasury Bills, 0.00%, 3/28/19, fair value of $15,300,781)	15,000,000
2,500,000	HSBC Securities (USA), Inc., 1.76%, 4/3/18, (Purchased on 3/30/18, proceeds at maturity $2,500,656, Collateralized by U.S. Treasury Notes, 0.13%, 4/15/19, fair value of $2,553,887)	2,500,000
7,000,000	Mistubishi UFJ Securities USA, Inc., 1.77%, 4/2/18, (Purchased on 3/30/18, proceeds at maturity $7,001,377, Collateralized by U.S. Treasury Obligations, 0.00% - 3.63%, 4/12/18 - 11/15/45, fair value of $7,140,075)	7,000,000
17,000,000	Mizuho Securities USA, Inc., 1.81%, 4/2/18, (Purchased on 3/30/18, proceeds at maturity $17,003,419, Collateralized by U.S. Treasury Notes, 1.50% - 2.75%, 3/31/19 - 2/15/28, fair value of $17,340,084)	17,000,000
25,000,000	Natixis S.A, 1.80%, 4/2/18, (Purchased on 3/30/18, proceeds at maturity $25,005,000, Collateralized by U.S. Treasury Notes, 1.88%, 7/31/22, fair value of $25,500,097)	25,000,000
5,000,000	Natixis S.A, 1.81%, 4/2/18, (Purchased on 3/30/18, proceeds at maturity $5,001,006, Collateralized by U.S. Government Agency Obligations, 2.78%, 12/1/27, fair value of $5,150,001)	5,000,000

Continued

AZL Government Money Market Fund

Schedule of Portfolio Investments

March 31, 2018 (Unaudited)

Principal Amount		Fair Value
Repurchase Agreements, continued
$15,000,000	Royal Bank of Canada, 1.81%, 4/2/18, (Purchased on 3/30/18, proceeds at maturity $15,003,017, Collateralized by U.S. Government Agency Obligations, 2.50% - 4.50%, 8/1/22 - 3/1/48, fair value of $15,450,000)	$15,000,000
5,000,000	Toronto Dominion Bank NY, 1.81%, 4/2/18, (Purchased on 3/30/18, proceeds at maturity $5,001,006, Collateralized by U.S. Government Agency Obligations, 4.50%, 3/1/48, fair value of $5,150,000)	5,000,000
10,000,000	Toronto Dominion Bank NY, 1.80%, 4/2/18, (Purchased on 3/30/18, proceeds at maturity $10,002,000, Collateralized by U.S. Treasury Notes, 1.88%, 4/30/22, fair value of $10,200,062)	10,000,000

Total Repurchase Agreements (Cost $151,500,000)		151,500,000

Total Investment Securities (Cost $483,827,343) - 100.9%		483,827,343
Net other assets (liabilities) - (0.9)%		(4,212,686)

Net Assets - 100.0%		$479,614,657

Percentages indicated are based on net assets as of March 31, 2018.

US0001M	-	1 Month US Dollar LIBOR
US0003M	-	3 Month US Dollar LIBOR
USBMMY3M	-	3 Month Treasury Bill Rate

See accompanying notes to the schedules of portfolio investments.

AZL International Index Fund

Schedule of Portfolio Investments

March 31, 2018 (Unaudited)

Shares		Fair Value
Common Stocks (98.3%):
Aerospace & Defense (1.8%):
414,179	BAE Systems plc	$3,382,719
284,132	Cobham plc	490,546
321	Dassault Aviation SA	613,378
3,310	Elbit Systems, Ltd.	399,098
74,337	European Aeronautic Defence & Space Co. NV	8,600,017
46,044	Finmeccanica SpA^	532,460
93,381	Meggitt plc	566,355
6,873	MTU Aero Engines AG	1,158,388
216,138	Rolls-Royce Holdings plc	2,646,953
42,776	Safran SA	4,532,466
180,000	Singapore Technologies Engineering, Ltd.	495,308
13,567	Thales SA	1,652,976

		25,070,664

Air Freight & Logistics (0.4%):
120,019	Bollore, Inc.	640,441
124,566	Deutsche Post AG	5,446,521
110,220	Royal Mail plc	836,871
44,600	Yamato Holdings Co., Ltd.	1,121,434

		8,045,267

Airlines (0.1%):
15,800	All Nippon Airways Co., Ltd.	611,319
29,257	Deutsche Lufthansa AG, Registered Shares	934,462
19,944	easyJet plc	449,556
82,030	International Consolidated Airlines Group SA	709,836
14,470	Japan Airlines Co., Ltd.	588,789
69,400	Singapore Airlines, Ltd.	576,507

		3,870,469

Auto Components (1.3%):
22,300	Aisin Sieki Co., Ltd.	1,221,148
82,700	Bridgestone Corp.	3,631,269
22,244	Compagnie Generale des Establissements Michelin SCA, Class B	3,287,571
14,227	Continental AG	3,929,375
61,000	Denso Corp.	3,350,987
10,035	Faurecia	812,998
209,554	GKN plc	1,362,283
13,700	Koito Manufacturing Co., Ltd.	960,771
98,000	Minth Group, Ltd.	449,271
19,700	NGK Spark Plug Co., Ltd.	475,797
12,900	NOK Corp.	252,943
14,129	Nokian Renkaat OYJ	642,597
23,550	Schaeffler AG	363,600
18,000	Stanley Electric Co., Ltd.	678,756
97,700	Sumitomo Electric Industries, Ltd.	1,502,198
24,700	Sumitomo Rubber Industries, Ltd.	455,458
7,200	Toyoda Gosei Co., Ltd.	166,111
20,900	Toyota Industries Corp.	1,271,950
31,043	Valeo SA	2,052,604
14,700	Yokohama Rubber Co., Ltd. (The)	342,255

		27,209,942

Automobiles (3.4%):
42,637	Bayerische Motoren Werke AG (BMW)	4,626,630
123,768	Daimler AG, Registered Shares	10,515,930
15,846	Ferrari NV	1,908,437
139,595	Fiat Chrysler Automobiles NV	2,861,892
78,900	Fuji Heavy Industries, Ltd.	2,611,837
219,500	Honda Motor Co., Ltd.	7,622,669
68,700	Isuzu Motors, Ltd.	1,054,837
70,600	Mazda Motor Corp.	943,131

Shares		Fair Value
Common Stocks, continued
Automobiles, continued
91,600	Mitsubishi Motors Corp.	$655,051
295,400	Nissan Motor Co., Ltd.	3,057,747
73,661	PSA Peugeot Citroen SA	1,773,705
24,481	Renault SA	2,973,771
44,800	Suzuki Motor Corp.	2,432,317
335,166	Toyota Motor Corp.	21,847,337
4,071	Volkswagen AG	815,046
36,300	Yamaha Motor Co., Ltd.	1,086,493

		66,786,830

Banks (12.6%):
52,956	ABN AMRO Group NV	1,596,414
107,633	AIB Group plc	648,931
13,500	Aozora Bank, Ltd.	540,845
375,707	Australia & New Zealand Banking Group, Ltd.	7,793,312
849,727	Banco Bilbao Vizcaya Argentaria SA	6,726,854
695,793	Banco de Sabadell SA	1,424,402
2,073,024	Banco Santander SA	13,518,753
131,342	Bank Hapoalim BM	903,581
186,368	Bank Leumi Le-Israel Corp.	1,126,296
153,800	Bank of East Asia, Ltd. (The)	617,379
118,291	Bank of Ireland Group plc	1,036,706
8,400	Bank of Kyoto, Ltd. (The)	476,520
51,449	Bank of Queensland, Ltd.	436,307
158,620	Bankia SA	710,766
80,402	Bankinter SA	827,246
2,195,744	Barclays plc	6,411,680
60,506	Bendigo & Adelaide Bank, Ltd.	460,560
143,523	BNP Paribas SA	10,640,278
468,500	BOC Hong Kong Holdings, Ltd.	2,297,516
84,000	Chiba Bank, Ltd. (The)	688,887
43,503	Chuo Mitsui Trust Holdings, Inc.	1,781,540
135,037	Commerzbank AG*	1,754,220
223,755	Commonwealth Bank of Australia	12,495,145
151,400	Concordia Financial Group, Ltd.	856,036
145,709	Credit Agricole SA	2,370,537
472,082	Criteria Caixacorp SA	2,251,176
96,322	Danske Bank A/S	3,600,280
230,000	DBS Group Holdings, Ltd.	4,853,129
127,278	DnB NOR ASA	2,484,248
40,047	Erste Group Bank AG	2,013,821
104,000	Fukuoka Financial Group, Inc.	570,702
44,800	Hachijuni Bank, Ltd. (The)	243,757
98,200	Hang Seng Bank, Ltd.	2,289,522
2,560,302	HSBC Holdings plc	23,929,925
496,559	ING Groep NV	8,385,726
128,007	Intesa Sanpaolo	485,042
1,720,494	Intesa Sanpaolo SpA	6,273,505
52,500	Japan Post Bank Co., Ltd.	713,840
31,987	KBC Group NV	2,787,835
52,200	Kyushu Financial Group, Inc.	261,018
9,213,903	Lloyds Banking Group plc	8,371,482
132,460	Mebuki Financial Group, Inc.	514,913
79,541	Mediobanca SpA	936,218
1,522,200	Mitsubishi UFJ Financial Group, Inc.	10,104,501
15,515	Mizrahi Tefahot Bank, Ltd.	297,286
3,062,939	Mizuho Financial Group, Inc.	5,570,488
343,064	National Australia Bank, Ltd.	7,546,999
114,848	Natixis	942,583
389,933	Nordea Bank AB	4,167,116
412,499	Oversea-Chinese Banking Corp., Ltd.	4,064,281
20,053	Raiffeisen International Bank-Holding AG	781,214
275,087	Resona Holdings, Inc.	1,480,898
447,393	Royal Bank of Scotland Group plc*	1,627,914

Continued

AZL International Index Fund

Schedule of Portfolio Investments

March 31, 2018 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Banks, continued
83,400	Seven Bank, Ltd.	$267,988
20,000	Shinsei Bank, Ltd.	310,099
70,000	Shizuoka Bank, Ltd. (The)	677,011
195,916	Skandinaviska Enskilda Banken AB, Class A^	2,054,841
98,523	Societe Generale	5,359,519
422,355	Standard Chartered plc	4,228,585
171,269	Sumitomo Mitsui Financial Group, Inc.	7,263,599
24,500	Suruga Bank, Ltd.^	343,350
199,348	Svenska Handelsbanken AB, Class A^	2,501,950
118,282	Swedbank AB, Class A	2,652,939
257,579	Unicredit SpA	5,403,896
172,373	United Overseas Bank, Ltd.	3,635,812
435,685	Westpac Banking Corp.	9,632,403
29,000	Yamaguchi Financial Group, Inc.	359,344

		230,381,466

Beverages (2.4%):
97,856	Anheuser-Busch InBev NV	10,753,315
49,300	Asahi Breweries, Ltd.	2,652,775
13,489	Carlsberg A/S, Class B	1,612,160
66,117	Coca-Cola Amatil, Ltd.	442,355
17,000	Coca-Cola Bottlers Japan Holdings, Inc.	700,513
28,271	Coca-Cola European Partners plc	1,176,709
23,561	Coca-Cola HBC AG	871,621
76,768	Davide Campari - Milano SpA	581,756
320,724	Diageo plc	10,848,569
14,534	Heineken Holding NV	1,498,475
33,905	Heineken NV	3,648,487
109,800	Kirin Holdings Co., Ltd.	2,945,079
27,189	Pernod Ricard SA	4,528,711
2,993	Remy Cointreau SA	426,906
17,300	Suntory Beverage & Food, Ltd.	838,984
93,277	Treasury Wine Estates, Ltd.	1,217,926

		44,744,341

Biotechnology (0.9%):
57,791	CSL, Ltd.	6,947,826
7,589	Genmab A/S*	1,634,038
38,394	Grifols SA	1,087,384
117,475	Shire plc	5,855,201

		15,524,449

Building Products (0.7%):
25,600	Asahi Glass Co., Ltd.	1,073,139
128,965	Assa Abloy AB, Class B	2,801,006
65,152	Compagnie de Saint-Gobain SA	3,440,980
31,600	Daikin Industries, Ltd.	3,509,772
4,768	Geberit AG, Registered Shares	2,109,323
33,800	Lixil Group Corp.	749,599
17,300	TOTO, Ltd.	908,208

		14,592,027

Capital Markets (2.4%):
128,681	3i Group plc	1,553,481
7,990	Amundi SA	642,908
24,990	ASX, Ltd.	1,081,533
311,416	Credit Suisse Group AG	5,227,029
206,300	Daiwa Securities Group, Inc.	1,324,104
265,813	Deutsche Bank AG, Registered Shares	3,705,838
24,833	Deutsche Boerse AG	3,382,478
34,429	Hargreaves Lansdown plc	790,053
151,593	Hong Kong Exchanges & Clearing, Ltd.	4,983,000

Shares		Fair Value
Common Stocks, continued
Capital Markets, continued
81,868	Investec plc	$632,271
65,900	Japan Exchange Group, Inc.	1,232,676
28,908	Julius Baer Group, Ltd.	1,780,569
540,000	Kingston Financial Group, Ltd.^	243,620
40,081	London Stock Exchange Group plc	2,322,115
41,351	Macquarie Group, Ltd.	3,298,466
474,100	Nomura Holdings, Inc.	2,760,625
2,156	Partners Group Holding AG^	1,605,075
24,390	SBI Holdings, Inc.	574,787
15,596	Schroders plc	699,294
110,300	Singapore Exchange, Ltd.	623,056
473,385	UBS Group AG	8,338,068

		46,801,046

Chemicals (3.7%):
54,897	Air Liquide SA	6,730,621
16,500	Air Water, Inc.	324,186
31,840	AkzoNobel NV	3,009,697
8,525	Arkema SA	1,113,079
161,600	Asahi Kasei Corp.	2,151,490
117,457	BASF SE	11,935,801
12,328	Christian Hansen Holding A/S	1,065,327
30,712	Clariant AG	733,605
21,150	Covestro AG	2,081,574
15,955	Croda International plc	1,023,708
37,400	Daicel Chemical Industries, Ltd.	409,802
1,002	EMS-Chemie Holding AG	632,841
22,095	Evonik Industries AG	779,490
4,367	Frutarom Industries, Ltd.	401,681
8,204	Fuchs Petrolub AG	445,488
1,169	Givaudan SA, Registered Shares	2,665,432
15,500	Hitachi Chemical Co., Ltd.	345,078
237,562	Incitec Pivot, Ltd.	644,908
75,847	Israel Chemicals, Ltd.	321,567
24,735	Johnson Matthey plc	1,057,269
26,100	JSR Corp.	586,207
23,056	K+S AG, Registered Shares	665,446
30,000	Kaneka Corp.	299,624
26,300	Kansai Paint Co., Ltd.	615,876
23,357	Koninklijke DSM NV	2,322,258
45,400	Kuraray Co., Ltd.	788,854
11,649	Lanxess AG	893,042
23,966	Linde AG	5,044,653
182,800	Mitsubishi Chemical Holdings Corp.	1,775,512
22,800	Mitsubishi Gas Chemical Co., Inc.	548,232
22,900	Mitsui Chemicals, Inc.	729,004
19,600	Nippon Paint Holdings Co., Ltd.^	721,478
13,800	Nissan Chemical Industries, Ltd.	574,741
21,100	Nitto Denko Corp.	1,599,915
29,510	Novozymes A/S, Class B	1,528,405
52,317	Orica, Ltd.	716,590
50,100	Shin-Etsu Chemical Co., Ltd.	5,209,043
273	Sika AG, Class B	2,140,499
9,366	Solvay SA	1,302,113
204,000	Sumitomo Chemical Co., Ltd.	1,179,701
16,118	Symrise AG	1,297,668
18,300	Taiyo Nippon Sanso Corp.	277,015
25,200	Teijin, Ltd.	479,887
188,300	Toray Industries, Inc.	1,788,662
39,500	Tosoh Corp.	780,286
26,922	Umicore SA	1,428,042
22,846	Yara International ASA	970,891

		74,136,288

Commercial Services & Supplies (0.5%):
34,240	Babcock International Group plc	321,662
209,282	Brambles, Ltd.	1,610,357

Continued

AZL International Index Fund

Schedule of Portfolio Investments

March 31, 2018 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Commercial Services & Supplies, continued
34,000	Dai Nippon Printing Co., Ltd.	$707,853
27,464	Edenred	955,527
189,889	G4S plc	661,936
20,973	ISS A/S	778,388
13,800	Park24 Co., Ltd.	375,987
27,100	SECOM Co., Ltd.	2,016,500
42,984	Securitas AB, Class B	732,286
3,751	Societe BIC SA	373,374
9,500	Sohgo Security Services Co., Ltd.	467,662
72,000	Toppan Printing Co., Ltd.	591,571

		9,593,103

Communications Equipment (0.3%):
747,771	Nokia OYJ	4,132,914
394,259	Telefonaktiebolaget LM Ericsson, Class B^	2,502,760

		6,635,674

Construction & Engineering (0.8%):
31,491	ACS Actividades de Construccion y Servicios SA	1,228,489
27,320	Bouygues SA	1,370,304
11,842	Cimic Group, Ltd.	408,469
9,424	Eiffage SA	1,073,413
60,807	Ferrovial SA	1,271,275
2,435	Hochtief AG	455,068
27,400	JGC Corp.	597,860
112,000	Kajima Corp.	1,053,216
12,467	Koninklijke Boskalis Westminster NV	365,440
83,300	Obayashi Corp.	917,368
76,000	Shimizu Corp.	678,616
44,956	Skanska AB, Class B	920,005
25,900	TAISEI Corp.	1,327,284
65,103	Vinci SA	6,409,331

		18,076,138

Construction Materials (0.5%):
151,866	Boral, Ltd.	873,517
110,552	CRH plc	3,758,235
95,267	Fletcher Building, Ltd.	416,046
18,835	HeidelbergCement AG	1,850,356
4,174	Imerys SA	405,889
53,069	James Hardie Industries SE	937,377
58,195	LafargeHolcim, Ltd., Registered Shares	3,188,358
16,500	Taiheiyo Cement Corp.	595,617

		12,025,395

Consumer Finance (0.0%):
53,700	ACOM Co., Ltd.*	241,386
13,000	Aeon Credit Service Co., Ltd.	301,624
21,100	Credit Saison Co., Ltd.	353,113

		896,123

Containers & Packaging (0.1%):
150,683	Amcor, Ltd.	1,653,262
23,200	Toyo Seikan Kaisha, Ltd.	346,834

		2,000,096

Distributors (0.0%):
13,588	Jardine Cycle & Carriage, Ltd.	359,214

Diversified Consumer Services (0.0%):
9,400	Benesse Holdings, Inc.	341,763

Diversified Financial Services (0.7%):
368,762	AMP, Ltd.	1,420,313
79,769	Challenger, Ltd.	712,215
6,127	Eurazeo Se	564,122
12,905	EXOR NV	921,908

Shares		Fair Value
Common Stocks, continued
Diversified Financial Services, continued
239,081	First Pacific Co., Ltd.	$130,526
10,102	Groupe Bruxelles Lambert SA	1,155,000
22,562	Industrivarden AB, Class C	524,877
57,665	Investor AB, Class B	2,567,694
28,149	Kinnevik AB	1,014,504
5,351	L E Lundbergforetagen AB	383,837
52,300	Mitsubishi UFJ Lease & Finance Co., Ltd.	311,785
168,200	ORIX Corp.	3,003,214
5,211	Pargesa Holding SA	462,533
3,885	Wendel	606,337

		13,778,865

Diversified Telecommunication Services (2.3%):
17,673	Belgacom SA	548,725
272,655	Bezeq Israeli Telecommunication Corp., Ltd. (The)	349,070
1,076,897	BT Group plc	3,440,533
429,150	Deutsche Telekom AG, Registered Shares	6,999,953
17,594	Elisa OYJ	796,810
256,674	France Telecom SA	4,358,494
417,525	HKT Trust & HKT, Ltd.	526,612
3,341	Iliad SA	691,454
441,597	Koninklijke (Royal) KPN NV	1,325,562
88,852	Nippon Telegraph & Telephone Corp.	4,128,169
617,000	PCCW, Ltd.	357,983
1,069,400	Singapore Telecommunications, Ltd.	2,757,486
3,288	Swisscom AG, Registered Shares	1,631,187
104,377	TDC A/S	865,976
232,354	Telecom Corp. of New Zealand, Ltd.	562,838
828,154	Telecom Italia SpA	691,643
1,407,788	Telecom Italia SpA*	1,340,490
102,334	Telefonica Deutschland Holding AG	480,777
600,669	Telefonica SA	5,952,531
96,380	Telenor ASA	2,192,922
345,906	Telia Co AB	1,632,287
526,157	Telstra Corp., Ltd.	1,276,359
45,014	TPG Telecom, Ltd.	191,459

		43,099,320

Electric Utilities (1.8%):
262,481	AusNet Services	339,865
80,400	Chubu Electric Power Co., Inc.	1,151,568
39,200	Chugoku Electric Power Co., Inc. (The)^	478,062
78,570	CK Infrastructure Holdings, Ltd.	645,789
211,500	CLP Holdings, Ltd.	2,162,099
297,895	EDP - Energias de Portugal SA	1,132,679
74,288	Electricite de France	1,077,110
40,412	Endesa SA	889,834
1,042,128	Enel SpA	6,384,510
56,341	Fortum OYJ^	1,211,291
370,000	HK Electric Investments, Ltd.	358,733
174,000	Hongkong Electric Holdings, Ltd.	1,558,028
752,290	Iberdrola SA	5,532,583
88,700	Kansai Electric Power Co., Inc. (The)	1,157,861
51,300	Kyushu Electric Power Co., Inc.	619,773
72,839	Mighty River Power, Ltd.	169,940
25,004	Orsted A/S	1,628,248
58,234	Red Electrica Corporacion SA	1,199,411
131,003	Scottish & Southern Energy plc	2,347,568
175,152	Terna SpA	1,024,627
53,700	Tohoku Electric Power Co., Inc.	729,762
179,400	Tokyo Electric Power Co., Inc. (The)*	701,122

		32,500,463

Continued

AZL International Index Fund

Schedule of Portfolio Investments

March 31, 2018 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Electrical Equipment (1.5%):
234,497	ABB, Ltd.	$5,586,144
67,000	Fuji Electric Holdings Co., Ltd.	461,960
34,580	Legrand SA	2,713,694
5,400	Mabuchi Motor Co., Ltd.	267,906
250,500	Mitsubishi Electric Corp.	4,071,984
30,600	Nidec Corp.	4,694,574
13,146	OSRAM Licht AG	967,843
27,217	Prysmian SpA	856,201
72,638	Schneider Electric SA	6,388,522
28,762	Siemens Gamesa Renewable Energy^	461,686
27,399	Vestas Wind Systems A/S	1,962,014

		28,432,528

Electronic Equipment, Instruments & Components (1.5%):
26,300	ALPS Electric Co., Ltd.	651,314
17,500	Hamamatsu Photonics K.K.	671,963
32,666	Hexagon AB, Class B	1,957,717
4,615	Hirose Electric Co., Ltd.	639,990
7,800	Hitachi High-Technologies Corp.	373,314
622,100	Hitachi, Ltd.	4,539,132
7,914	Ingenico Group^	643,841
12,540	Keyence Corp.	7,850,333
41,700	Kyocera Corp.	2,364,073
24,500	Murata Manufacturing Co., Ltd.	3,382,485
9,000	Nippon Electric Glass Co., Ltd.	262,455
24,800	Omron Corp.	1,455,607
32,000	Shimadzu Corp.	886,784
16,200	TDK Corp.	1,444,374
33,200	Yaskawa Electric Corp.	1,507,854
30,900	Yokogawa Electric Corp.	627,504

		29,258,740

Energy Equipment & Services (0.1%):
90,882	John Wood Group plc	689,299
57,915	Tenaris SA	1,001,144

		1,690,443

Equity Real Estate Investment Trusts (1.5%):
297,482	Ascendas Real Estate Investment Trust	598,836
122,411	British Land Co. plc	1,103,982
277,018	CapitaLand Commercial Trust	388,716
346,100	CapitaMall Trust	550,913
180	Daiwahouse Residential Investment Corp.	435,836
136,646	Dexus Property Group	982,394
4,798	Fonciere des Regions SA	529,685
5,867	Gecina SA	1,019,618
222,060	GPT Group(a)	811,687
97,888	Hammerson plc	737,862
4,198	ICADE	407,934
110	Japan Prime Realty Investment Corp.	399,600
166	Japan Real Estate Investment Corp.	864,123
360	Japan Retail Fund Investment Corp.	699,933
29,085	Klepierre	1,173,436
97,657	Land Securities Group plc	1,285,582
287,500	Link REIT (The)	2,465,784
245,601	Macquarie Goodman Group	1,595,899
470,481	Mirvac Group	780,243
164	Nippon Building Fund, Inc.	911,145
208	Nippon Prologis REIT, Inc.	451,572
496	Nomura Real Estate Master Fund, Inc.	691,431

Shares		Fair Value
Common Stocks, continued
Equity Real Estate Investment Trusts, continued
682,666	Scentre Group	$2,016,238
127,104	SERGO plc	1,073,117
298,358	Stockland Trust Group	925,140
327,800	Suntec REIT	475,288
12,673	Unibail-Rodamco SE	2,900,585
427	United Urban Investment Corp.	667,598
428,169	Vicinity Centres	795,685
248,127	Westfield Corp.	1,629,602

		29,369,464

Food & Staples Retailing (1.4%):
74,500	Aeon Co., Ltd.^	1,329,866
73,901	Carrefour SA	1,534,685
6,499	Casino Guichard-Perrachon SA^	318,623
7,927	Colruyt SA	438,186
11,300	FamilyMart Co., Ltd.	946,593
7,954	ICA Gruppen AB^	281,704
199,871	J Sainsbury plc	669,786
32,776	Jeronimo Martins SGPS SA	597,662
164,868	Koninklijke Ahold Delhaize NV^	3,908,760
6,600	LAWSON, Inc.	451,162
22,671	METRO AG^	401,408
96,000	Seven & I Holdings Co., Ltd.	4,119,452
8,500	Sundrug Co., Ltd.	398,114
1,250,272	Tesco plc	3,612,178
4,900	Tsuruha Holdings, Inc.	705,825
146,269	Wesfarmers, Ltd.	4,692,335
304,579	William Morrison Supermarkets plc^	912,521
166,537	Woolworths, Ltd.	3,374,568

		28,693,428

Food Products (2.9%):
69,200	Ajinomoto Co., Inc.	1,257,524
44,957	Associated British Foods plc	1,571,472
270	Barry Callebaut AG, Registered Shares	527,935
11,500	Calbee, Inc.	390,512
12	Chocoladefabriken Lindt & Spruengli AG, Registered Shares	873,073
76,963	Danone SA	6,232,820
731,782	Golden Agri-Resources, Ltd.	196,156
20,950	Kerry Group plc, Class A	2,130,050
18,300	Kikkoman Corp.	742,657
129	Lindt & Spruengli AG	800,251
54,039	Marine Harvest	1,086,202
16,152	Meiji Holdings Co., Ltd.	1,242,937
398,761	Nestle SA, Registered Shares	31,578,377
11,500	Nippon Meat Packers, Inc.	474,272
27,945	Nisshin Seifun Group, Inc.	558,445
7,900	Nissin Foods Holdings Co., Ltd.	549,874
98,786	Orkla ASA, Class A	1,062,328
11,700	Toyo Suisan Kaisha, Ltd.	463,589
1,106,388	WH Group, Ltd.	1,189,290
213,300	Wilmar International, Ltd.	519,731
14,300	Yakult Honsha Co., Ltd.*	1,074,413
18,000	Yamazaki Baking Co., Ltd.	377,450

		54,899,358

Gas Utilities (0.3%):
153,035	APA Group	929,096
45,433	Gas Natural SDG SA	1,085,065
1,058,023	Hong Kong & China Gas Co., Ltd.	2,181,437
46,000	Osaka Gas Co., Ltd.	914,522
10,600	Toho Gas Co., Ltd.	332,130
51,600	Tokyo Gas Co., Ltd.	1,378,282

		6,820,532

Health Care Equipment & Supplies (1.1%):
5,476	bioMerieux	452,110

Continued

AZL International Index Fund

Schedule of Portfolio Investments

March 31, 2018 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Health Care Equipment & Supplies, continued
7,060	Cochlear, Ltd.	$990,425
15,676	Coloplast A/S, Class B	1,328,777
158,619	Convatec Group plc	443,765
11,400	Cyberdyne, Inc.*	163,270
26,629	Essilor International SA Compagnie Generale d’Optique	3,594,182
75,419	Fisher & Paykel Healthcare Corp., Ltd.	724,206
32,206	Getinge AB, Class B	366,718
49,000	HOYA Corp.	2,481,886
36,900	Olympus Co., Ltd.	1,414,608
19,208	Siemens Healthineers AG	789,295
111,698	Smith & Nephew plc	2,087,775
6,503	Sonova Holding AG, Registered Shares	1,033,972
1,291	Straumann Holding AG, Registered Shares	814,243
20,200	Sysmex Corp.	1,835,792
41,200	Terumo Corp.	2,136,137
14,502	William Demant Holding A/S*	540,031

		21,197,192

Health Care Providers & Services (0.6%):
46,897	Al Noor Hospitals Group plc	395,968
24,800	Alfresa Holdings Corp.	558,174
28,047	Fresenius Medical Care AG & Co., KGaA	2,863,426
53,253	Fresenius SE & Co. KGaA	4,067,121
227,520	Healthscope, Ltd.	339,505
24,400	Medipal Holdings Corp.	509,378
17,336	Ramsay Health Care, Ltd.	834,503
56,623	Ryman Healthcare, Ltd.	434,551
47,400	Sonic Healthcare, Ltd.	835,465
8,570	Suzuken Co., Ltd.	360,267

		11,198,358

Health Care Technology (0.1%):
27,400	M3, Inc.	1,255,314

Hotels, Restaurants & Leisure (1.6%):
24,215	Accor SA	1,307,920
70,739	Aristocrat Leisure, Ltd.	1,318,529
23,192	Carnival plc	1,494,186
202,868	Compass Group plc	4,144,851
51,862	Crown, Ltd.	508,653
8,337	Domino’s Pizza Enterprises, Ltd.^	268,101
6,425	Flight Centre, Ltd.^	282,649
299,000	Galaxy Entertainment Group, Ltd.	2,740,947
755,757	Genting Singapore plc	626,496
69,561	GVC Holdings plc	897,776
23,857	Intercontinental Hotels Group plc	1,430,347
9,029	McDonald’s Holdings Co., Ltd.	427,724
30,267	Melco Resorts & Entertainment, Ltd., ADR	877,138
99,934	Merlin Entertainments plc	486,273
133,873	MGM China Holdings, Ltd.	349,770
27,900	Oriental Land Co., Ltd.	2,857,300
10,308	Paddy Power plc	1,058,961
309,532	Sands China, Ltd.	1,680,812
169,333	Shangri-La Asia, Ltd.	343,641
220,987	SJM Holdings, Ltd.	193,658
11,286	Sodexo SA	1,138,529
253,768	Tabcorp Holdings, Ltd.	860,221
55,118	TUI AG	1,183,130
23,304	Whitbread plc	1,212,784

Shares		Fair Value
Common Stocks, continued
Hotels, Restaurants & Leisure, continued
191,600	Wynn Macau, Ltd.	$702,665

		28,393,061

Household Durables (1.3%):
126,196	Barratt Developments plc	939,873
16,009	Berkeley Group Holdings plc (The)	851,935
24,800	Casio Computer Co., Ltd.	369,469
31,179	Electrolux AB, Series B	981,457
49,568	Husqvarna AB, Class B	478,335
21,200	Iida Group Holdings Co., Ltd.	395,493
41,300	Nikon Corp.	745,582
282,800	Panasonic Corp.	4,040,186
40,483	Persimmon plc	1,439,063
4,700	Rinnai Corp.	447,637
2,674	SEB SA^	511,080
52,600	Sekisui Chemical Co., Ltd.	920,523
77,000	Sekisui House, Ltd.	1,415,778
19,900	Sharp Corp.*^	597,150
161,500	Sony Corp.	7,866,042
425,451	Taylor Wimpey plc	1,103,485
176,500	Techtronic Industries Co., Ltd.	1,042,617

		24,145,705

Household Products (0.7%):
78,303	Essity AB, Class B	2,165,948
13,058	Henkel AG & Co. KGaA	1,643,282
29,300	Lion Corp.	601,020
85,321	Reckitt Benckiser Group plc	7,228,976
49,700	Unicharm Corp.	1,441,582

		13,080,808

Independent Power & Renewable Electricity Producers (0.0%):
19,600	Electric Power Development Co., Ltd.	504,652
125,095	Meridian Energy, Ltd.	258,719
26,604	Uniper SE	810,736

		1,574,107

Industrial Conglomerates (1.8%):
351,744	CK Hutchison Holdings, Ltd.	4,229,011
11,687	DCC plc	1,076,744
27,300	Jardine Matheson Holdings, Ltd.	1,683,964
27,600	Jardine Strategic Holdings, Ltd.	1,061,875
13,800	Keihan Electric Railway Co., Ltd.	427,962
186,300	Keppel Corp., Ltd.	1,112,703
121,922	Koninklijke Philips Electronics NV	4,684,895
215,834	NWS Holdings, Ltd.	393,231
24,400	Seibu Holdings, Inc.	426,717
137,200	SembCorp Industries, Ltd.	328,637
97,905	Siemens AG, Registered Shares	12,486,276
49,896	Smiths Group plc	1,060,916
828,000	Toshiba Corp.	2,406,372

		31,379,303

Insurance (5.7%):
26,944	Admiral Group plc	697,647
220,145	AEGON NV	1,486,469
25,387	Ageas NV	1,312,328
1,546,400	AIA Group, Ltd.	13,201,841
57,343	Allianz SE, Registered Shares+	12,957,618
158,584	Assicurazioni Generali SpA	3,057,041
511,883	Aviva plc	3,566,672
247,141	AXA SA	6,578,570
6,191	Baloise Holding AG, Registered Shares	947,808
23,730	CNP Assurances SA	599,089
139,200	Dai-ichi Life Insurance Co., Ltd.	2,584,774
165,692	Direct Line Insurance Group plc	887,010

Continued

AZL International Index Fund

Schedule of Portfolio Investments

March 31, 2018 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Insurance, continued
22,933	Gjensidige Forsikring ASA^	$420,938
7,419	Hannover Rueck SE	1,013,112
307,482	Insurance Australia Group, Ltd.	1,774,705
199,400	Japan Post Holdings Co., Ltd.	2,422,302
762,405	Legal & General Group plc	2,761,355
150,399	MAPFRE SA	500,169
334,223	Medibank Private, Ltd.	749,307
61,111	MS&AD Insurance Group Holdings, Inc.	1,900,261
19,789	Muenchener Rueckversicherungs-Gesellschaft AG	4,601,749
44,225	NKSJ Holdings, Inc.	1,787,478
38,685	NN Group NV	1,717,832
630,622	Old Mutual plc	2,120,246
73,563	Poste Italiane SpA	673,241
332,046	Prudential plc	8,299,076
174,088	QBE Insurance Group, Ltd.	1,292,891
132,507	RSA Insurance Group plc	1,172,053
57,722	Sampo OYJ, Class A	3,219,006
23,362	SCOR SA	956,709
24,300	Sony Financial Holdings, Inc.	445,456
66,324	St. James Place plc	1,012,395
351,863	Standard Life plc	1,777,875
163,667	Suncorp-Metway, Ltd.	1,683,196
4,246	Swiss Life Holding AG, Registered Shares	1,513,201
40,520	Swiss Re AG	4,127,186
67,436	T&D Holdings, Inc.	1,077,064
86,800	Tokio Marine Holdings, Inc.	3,953,975
15,770	Tryg A/S	367,880
128,309	UnipolSai SpA	305,534
19,492	Zurich Insurance Group AG	6,398,010

		107,921,069

Internet & Direct Marketing Retail (0.1%):
122,800	Rakuten, Inc.	1,014,861
25,000	Start Today Co., Ltd.	653,170
15,073	Zalando SE*	822,190

		2,490,221

Internet Software & Services (0.2%):
118,034	Auto Trader Group plc	580,928
14,900	DeNA Co., Ltd.	272,965
21,100	Kakaku.com, Inc.	372,357
5,200	mixi, Inc.	194,234
15,977	United Internet AG, Registered Shares	1,006,076
179,600	Yahoo! Japan Corp.	842,888

		3,269,448

IT Services (0.7%):
55,968	Amadeus IT Holding SA	4,137,064
12,460	Atos Origin SA	1,705,775
21,026	Capgemini SA	2,622,033
61,335	Computershare, Ltd.	820,636
247,000	Fujitsu, Ltd.	1,497,191
16,446	Nomura Research Institute, Ltd.	776,460
77,000	NTT Data Corp.	807,922
8,700	OBIC Co., Ltd.	734,058
13,400	Otsuka Corp.	684,218
14,748	Wirecard AG	1,743,123

		15,528,480

Leisure Products (0.2%):
24,200	Namco Bandai Holdings, Inc.	779,868
6,300	Sankyo Co., Ltd.	219,881
23,800	Sega Sammy Holdings, Inc.	387,795
9,900	Shimano, Inc.	1,434,103

Shares		Fair Value
Common Stocks, continued
Leisure Products, continued
20,100	Yamaha Corp.	$879,020

		3,700,667

Life Sciences Tools & Services (0.1%):
1,385	Eurofins Scientific SE	732,046
9,610	Lonza Group AG, Registered Shares	2,267,603
26,233	Qiagen NV*	847,339

		3,846,988

Machinery (2.8%):
36,984	Alfa Laval AB	874,615
20,025	Alstom SA	903,256
44,900	AMADA Co., Ltd.	547,027
9,566	Andritz AG	534,839
86,764	Atlas Copco AB, Class A^	3,760,007
49,083	Atlas Copco AB, Class B	1,911,124
128,114	CNH Industrial NV	1,584,826
13,100	Daifuku Co., Ltd.	780,030
24,800	FANUC Corp.	6,312,705
23,705	GEA Group AG	1,008,329
29,600	Hino Motors, Ltd.	386,390
14,800	Hitachi Construction Machinery Co., Ltd.	576,880
7,000	Hoshizaki Electric Co., Ltd.	624,868
20,900	IHI Corp.	653,359
32,072	IMI plc	486,734
29,900	JTEKT Corp.	440,581
20,000	Kawasaki Heavy Industries, Ltd.	644,241
8,541	Kion Group AG	796,955
117,900	Komatsu, Ltd.	3,960,865
43,213	Kone OYJ, Class B	2,158,246
136,400	Kubota Corp.	2,404,080
10,400	Kurita Water Industries, Ltd.	335,949
28,400	Makita Corp.	1,411,995
4,681	MAN AG	545,712
15,935	Metso Corp. OYJ	503,045
46,800	Minebea Co., Ltd.	1,009,419
41,300	Mitsubishi Heavy Industries, Ltd.	1,595,328
15,200	Nabtesco Corp.	597,055
30,200	NGK Insulators, Ltd.	524,114
50,700	NSK, Ltd.	685,133
145,430	Sandvik AB	2,669,665
5,125	Schindler Holding AG	1,105,766
2,413	Schindler Holding AG, Registered Shares	505,430
51,092	SKF AB, Class B^	1,044,978
7,300	SMC Corp.	2,980,029
16,000	Sumitomo Heavy Industries, Ltd.	612,190
15,100	THK Co., Ltd.	629,294
199,153	Volvo AB, Class B^	3,637,196
57,972	Wartsila Corp. OYJ, Class B	1,282,403
27,770	Weir Group plc (The)	778,217
321,450	Yangzijiang Shipbuilding Holdings, Ltd.	299,398

		54,102,273

Marine (0.2%):
445	A.P. Moeller - Maersk A/S, Class A	654,782
839	A.P. Moeller - Maersk A/S, Class B	1,308,043
7,085	Kuehne & Nagel International AG, Registered Shares	1,115,957
13,700	Mitsui O.S.K. Lines, Ltd.	389,838
22,000	Nippon Yusen Kabushiki Kaisha	433,013

		3,901,633

Media (0.9%):
65,114	Altice NV, Class A*^	538,490
6,418	Axel Springer AG	537,252
27,877	Dentsu, Inc.	1,236,728

Continued

AZL International Index Fund

Schedule of Portfolio Investments

March 31, 2018 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Media, continued
23,455	Eutelsat Communications SA	$465,051
30,100	Hakuhodo DY Holdings, Inc.	413,395
475,946	ITV plc	963,908
8,903	JCDecaux SA	310,686
16,468	Lagardere SCA	470,592
106,027	Pearson plc	1,115,327
29,053	ProSiebenSat.1 Media AG	1,007,549
26,100	Publicis Groupe SA	1,818,284
6,156	REA Group, Ltd.	376,439
5,481	RTL Group	455,161
13,208	Schibsted ASA, Class B	335,799
50,007	SES Global, Class A	677,408
126,768	Singapore Press Holdings, Ltd.^	244,675
130,875	Sky plc	2,382,556
6,267	Telenet Group Holding NV*	418,812
15,100	Toho Co., Ltd.	504,449
131,286	Vivendi Universal SA	3,397,601
162,800	WPP plc	2,587,174

		20,257,336

Metals & Mining (3.0%):
293,204	Alumina, Ltd.	535,075
171,241	Anglo American plc	3,999,981
50,760	Antofagasta plc	657,022
85,336	ArcelorMittal	2,706,370
268,209	BHP Billiton plc	5,289,948
412,470	BHP Billiton, Ltd.	9,122,217
69,825	BlueScope Steel, Ltd.	820,944
33,664	Boliden AB	1,187,167
213,723	Fortescue Metals Group, Ltd.	715,216
28,344	Fresnillo plc	504,865
1,562,888	Glencore International plc	7,775,512
29,800	Hitachi Metals, Ltd.	350,643
68,500	JFE Holdings, Inc.	1,383,852
36,000	Kobe Steel, Ltd.	356,855
7,500	Maruichi Steel Tube, Ltd.	227,728
15,800	Mitsubishi Materials Corp.	470,593
102,099	Newcrest Mining, Ltd.	1,534,632
98,548	Nippon Steel Corp.	2,166,654
176,799	Norsk Hydro ASA	1,042,968
12,287	Randgold Resources, Ltd.	1,017,603
155,840	Rio Tinto plc	7,911,151
53,013	Rio Tinto, Ltd.	2,979,070
664,616	South32, Ltd.	1,656,315
31,200	Sumitomo Metal & Mining Co., Ltd.	1,285,670
53,870	ThyssenKrupp AG	1,404,763
14,170	Voestalpine AG	743,491

		57,846,305

Multiline Retail (0.3%):
15,100	Don Quijote Co., Ltd.	864,736
80,935	Harvey Norman Holdings, Ltd.^	231,626
44,800	Isetan Mitsukoshi Holdings, Ltd.	496,348
32,600	J. Front Retailing Co., Ltd.	550,696
206,470	Marks & Spencer Group plc	783,516
23,900	MARUI GROUP Co., Ltd.^	483,674
19,494	Next plc	1,302,682
2,900	Ryohin Keikaku Co., Ltd.	965,937
35,000	Takashimaya Co., Ltd.	336,875

		6,016,090

Multi-Utilities (1.0%):
86,095	AGL Energy, Ltd.	1,442,217
730,143	Centrica plc	1,457,771
281,325	E.ON AG	3,125,789
235,671	Engie Group	3,936,766
16,058	Innogy Se	759,518

Shares		Fair Value
Common Stocks, continued
Multi-Utilities, continued
433,102	National Grid plc	$4,869,896
65,137	RWE AG	1,608,836
47,126	Suez Environnement Co.	683,350
61,827	Veolia Environnement SA	1,466,023

		19,350,166

Oil, Gas & Consumable Fuels (5.3%):
2,543,082	BP plc	17,121,383
33,229	Caltex Australia, Ltd.	806,741
22,895	Enagas SA	626,559
324,033	ENI SpA	5,711,333
65,749	Galp Energia SGPS SA	1,240,030
18,600	Idemitsu Kosan Co., Ltd.	712,676
122,700	INPEX Corp.	1,531,516
391,820	JX Holdings, Inc.	2,393,780
9,900	Koninklijke Vopak NV^	486,325
22,716	Lundin Petroleum AB	574,297
15,800	Neste Oil OYJ^	1,101,850
175,770	Oil Search, Ltd.	971,063
18,570	OMV AG	1,082,704
226,990	Origin Energy, Ltd.*	1,533,530
160,219	Repsol SA	2,846,207
581,316	Royal Dutch Shell plc, Class A	18,238,932
479,167	Royal Dutch Shell plc, Class B	15,438,914
236,820	Santos, Ltd.	930,507
25,100	Showa Shell Sekiyu K.K.	341,970
304,672	Snam SpA	1,401,318
149,124	Statoil ASA	3,533,177
307,178	Total SA	17,455,916
119,472	Woodside Petroleum, Ltd.	2,698,672

		98,779,400

Paper & Forest Products (0.3%):
48,212	Mondi plc	1,297,220
108,000	OYI Paper Co., Ltd.	695,886
72,099	Stora Enso OYJ, Registered Shares^	1,326,956
67,445	UPM-Kymmene OYJ	2,502,493

		5,822,555

Personal Products (2.1%):
12,539	Beiersdorf AG	1,419,732
63,300	Kao Corp.	4,773,197
3,600	KOSE Corp.	755,896
32,342	L’Oreal SA	7,305,426
12,800	POLA ORBIS HOLDINGS, Inc.	536,189
48,700	Shiseido Co., Ltd.	3,146,754
208,554	Unilever NV	11,787,796
158,364	Unilever plc	8,798,510

		38,523,500

Pharmaceuticals (7.2%):
263,500	Astellas Pharma, Inc.	4,047,057
162,520	AstraZeneca plc	11,176,770
105,738	Bayer AG, Registered Shares	11,954,666
28,700	Chugai Pharmaceutical Co., Ltd.	1,456,798
73,000	Daiichi Sankyo Co., Ltd.	2,447,467
22,800	Dainippon Sumitomo Pharma Co., Ltd.	381,994
33,300	Eisai Co., Ltd.	2,148,210
627,816	GlaxoSmithKline plc	12,195,443
9,371	H. Lundbeck A/S^	523,892
8,500	Hisamitsu Pharmaceutical Co., Inc.	656,882
5,095	Ipsen SA	791,061
31,100	Kyowa Hakko Kogyo Co., Ltd.	672,821
16,556	Merck KGaA	1,588,107
30,400	Mitsubishi Tanabe Pharma Corp.	615,140
285,809	Novartis AG, Registered Shares	23,129,791
238,670	Novo Nordisk A/S, Class B	11,745,362
52,300	Ono Pharmaceutical Co., Ltd.	1,668,135

Continued

AZL International Index Fund

Schedule of Portfolio Investments

March 31, 2018 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Pharmaceuticals, continued
14,355	Orion OYJ, Class B	$439,699
49,400	Otsuka Holdings Co., Ltd.	2,481,471
14,165	Recordati SpA	524,824
90,226	Roche Holding AG	20,700,721
145,407	Sanofi-Aventis SA	11,682,787
44,400	Santen Pharmaceutical Co., Ltd.	746,436
38,200	Shionogi & Co., Ltd.	1,993,975
3,000	Taisho Pharmaceutical Holdings Co., Ltd.	297,707
90,400	Takeda Pharmacuetical Co., Ltd.	4,410,361
116,466	Teva Pharmaceutical Industries, Ltd., ADR^	1,990,404
16,519	UCB SA	1,347,350
6,604	Vifor Pharma AG	1,018,828

		134,834,159

Professional Services (1.1%):
21,462	Adecco SA, Registered Shares	1,529,664
35,053	Bureau Veritas SA	911,446
92,451	Capita Group plc	187,073
117,254	Experian plc	2,532,554
20,137	Intertek Group plc	1,317,879
23,500	Persol Holdings Co., Ltd.	682,932
15,220	Randstad Holding NV^	1,002,698
140,200	Recruit Holdings Co., Ltd.	3,519,187
136,488	Reed Elsevier plc	2,807,916
121,946	RELX NV	2,529,585
39,701	Seek, Ltd.	571,155
706	SGS SA, Registered Shares	1,736,231
7,637	Teleperformance	1,184,868
37,318	Wolters Kluwer NV	1,987,193

		22,500,381

Real Estate Management & Development (1.9%):
15,060	AEON Mall Co., Ltd.	316,450
5,827	Azrieli Group	280,026
74,028	BGP Holdings plc(b)	91
315,100	CapitaLand, Ltd.	862,563
47,400	City Developments, Ltd.	472,659
336,244	CK Asset Holdings, Ltd.	2,845,423
8,900	Daito Trust Construction Co., Ltd.	1,512,597
73,200	Daiwa House Industry Co., Ltd.	2,817,877
44,599	Deutsche Wohnen AG	2,081,446
124,000	Hang Lung Group, Ltd.	406,525
274,000	Hang Lung Properties, Ltd.	642,974
155,089	Henderson Land Development Co., Ltd.	1,016,131
142,100	Hongkong Land Holdings, Ltd.	984,753
40,900	Hulic Co., Ltd.	446,622
90,000	Hysan Development Co., Ltd.	477,681
75,775	Kerry Properties, Ltd.	344,043
66,856	Lend Lease Group	894,004
162,000	Mitsubishi Estate Co., Ltd.	2,693,487
114,300	Mitsui Fudosan Co., Ltd.	2,757,049
732,623	New World Development Co., Ltd.	1,044,455
16,100	Nomura Real Estate Holdings, Inc.	376,415
388,601	Sino Land Co., Ltd.	632,369
46,000	Sumitomo Realty & Development Co., Ltd.	1,721,544
189,000	Sun Hung Kai Properties, Ltd.	3,010,844
67,464	Swire Pacific, Ltd., Class A	684,534
157,000	Swire Properties, Ltd.	552,095
8,817	Swiss Prime Site AG	853,936
24,000	Tokyo Tatemono Co., Ltd.	362,550
71,200	Tokyu Fudosan Holdings Corp.	512,750
66,296	UOL Group, Ltd.	434,635

Shares		Fair Value
Common Stocks, continued
Real Estate Management & Development, continued
62,050	Vonovia SE	$3,076,825
164,300	Wharf Holdings, Ltd. (The)	569,187
150,300	Wharf Real Estate Investment Co., Ltd.	983,993
108,897	Wheelock & Co., Ltd.	798,654

		37,467,187

Road & Rail (1.1%):
255,233	Aurizon Holdings, Ltd.	837,631
18,700	Central Japan Railway Co.	3,564,072
292,200	ComfortDelGro Corp., Ltd.	459,821
24,818	DSV A/S	1,957,425
42,113	East Japan Railway Co.	3,930,346
30,300	Hankyu Hanshin Holdings, Inc.	1,132,294
32,000	Keihin Electric Express Railway Co., Ltd.	561,899
14,000	Keio Corp.	601,963
18,600	Keisei Electric Railway Co., Ltd.	572,894
22,000	Kintetsu Corp.	863,266
21,700	Kyushu Railway Co.	676,950
191,494	MTR Corp., Ltd.	1,035,062
25,000	Nagoya Railroad Co., Ltd.^	638,430
9,500	Nippon Express Co., Ltd.	627,892
36,900	Odakyu Electric Railway Co., Ltd.	751,826
24,800	Tobu Railway Co., Ltd.	756,340
64,200	Tokyu Corp.	1,009,260
21,800	West Japan Railway Co.	1,540,959

		21,518,330

Semiconductors & Semiconductor Equipment (1.6%):
35,900	ASM Pacific Technology, Ltd.	508,098
49,750	ASML Holding NV	9,841,684
3,900	Disco Corp.	841,510
145,626	Infineon Technologies AG	3,900,848
43,580	NXP Semiconductors NV*	5,098,860
85,700	Renesas Electronics Corp.*	864,544
12,300	ROHM Co., Ltd.	1,170,427
79,969	STMicroelectronics NV	1,774,491
31,000	SUMCO Corp.	810,292
19,900	Tokyo Electron, Ltd.	3,675,715

		28,486,469

Software (1.7%):
17,063	Check Point Software Technologies, Ltd.*	1,695,039
16,304	Dassault Systemes SA	2,217,580
12,400	Konami Corp.	629,426
6,100	Line Corp.*	238,225
56,616	Micro Focus International plc	791,962
50,000	Nexon Co., Ltd.*	848,316
8,416	NICE Systems, Ltd.*	790,095
14,500	Nintendo Co., Ltd.	6,466,709
5,100	Oracle Corp.	423,081
134,847	Sage Group plc	1,211,300
125,829	SAP AG	13,165,902
14,300	Trend Micro, Inc.	848,245
8,336	UbiSoft Entertainment SA*	704,078

		30,029,958

Specialty Retail (0.7%):
3,400	ABC-Mart, Inc.	223,589
4,197	Dufry AG, Registered Shares*	550,487
6,700	Fast Retailing Co., Ltd.	2,688,097
121,734	Hennes & Mauritz AB, Class B	1,826,715
2,900	Hikari Tsushin, Inc.	468,821
140,691	Industria de Diseno Textil SA	4,409,017
278,242	Kingfisher plc	1,144,846

Continued

AZL International Index Fund

Schedule of Portfolio Investments

March 31, 2018 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Specialty Retail, continued
10,000	Nitori Co., Ltd.	$1,750,425
3,200	Shimamura Co., Ltd.	397,814
28,900	USS Co., Ltd.	592,223
69,100	Yamada Denki Co., Ltd.^	418,724

		14,470,758

Technology Hardware, Storage & Peripherals (0.6%):
29,000	Brother Industries, Ltd.	674,925
137,400	Canon, Inc.	5,018,911
52,400	Fujifilm Holdings Corp.	2,097,350
63,700	Konica Minolta Holdings, Inc.	541,955
33,100	NEC Corp.	930,023
94,600	Ricoh Co., Ltd.	934,827
38,400	Seiko Epson Corp.	665,998

		10,863,989

Textiles, Apparel & Luxury Goods (1.9%):
24,268	Adidas AG	5,876,535
21,600	ASICS Corp.	401,468
54,900	Burberry Group plc	1,307,211
66,805	Compagnie Financiere Richemont SA	6,002,996
4,025	Hermes International SA	2,386,287
8,698	Hugo Boss AG	757,979
9,735	Kering	4,667,314
811,120	Li & Fung, Ltd.	400,515
22,347	Luxottica Group SpA	1,390,533
35,602	LVMH Moet Hennessy Louis Vuitton SA	10,977,925
13,980	Pandora A/S	1,515,623
3,897	Swatch Group AG (The), Class B	1,719,993
6,517	Swatch Group AG (The), Registered Shares	546,819
107,486	Yue Yuen Industrial Holdings, Ltd.	429,303

		38,380,501

Tobacco (1.4%):
293,880	British American Tobacco plc	17,057,633
123,557	Imperial Tobacco Group plc, Class A	4,210,021
139,900	Japan Tobacco, Inc.	4,003,826
22,378	Swedish Match AB, Class B	1,017,675

		26,289,155

Trading Companies & Distributors (1.4%):
18,012	AerCap Holdings NV*	913,569
64,872	Ashtead Group plc	1,768,706
19,087	Brenntag AG	1,135,754
44,364	Bunzl plc	1,304,722
191,300	ITOCHU Corp.	3,725,416
217,800	Marubeni Corp.	1,586,076
35,000	Misumi Group, Inc.	973,324
194,000	Mitsubishi Corp.	5,219,308
216,300	Mitsui & Co., Ltd.	3,713,582
36,905	Rexel SA	624,982
152,600	Sumitomo Corp.	2,555,853
25,900	Toyota Tsushu Corp.	876,831
34,908	Travis Perkins plc	604,985
32,277	Wolseley plc	2,427,510

		27,430,618

Transportation Infrastructure (0.6%):
88,810	Abertis Infraestructuras SA	1,991,702
8,795	Aena SA	1,772,161
3,600	Aeroports de Paris	784,668
58,354	Atlantia SpA	1,808,835
121,970	Auckland International Airport, Ltd.	541,202
5,710	Fraport AG	563,436

Shares		Fair Value
Common Stocks, continued
Transportation Infrastructure, continued
57,631	Groupe Eurotunnel SA	$822,681
754,100	Hutchison Port Holdings Trust	223,483
5,100	Japan Airport Terminal Co., Ltd.	198,703
16,000	Kamigumi Co., Ltd.	358,552
95,000	SATS, Ltd.	373,626
139,052	Sydney Airport	720,745
283,823	Transurban Group	2,499,103

		12,658,897

Water Utilities (0.1%):
29,897	Severn Trent plc	774,273
89,639	United Utilities Group plc	900,533

		1,674,806

Wireless Telecommunication Services (1.5%):
7,009	Drillisch AG	472,068
232,800	KDDI Corp.	5,979,446
8,973	Millicom International Cellular SA, SDR	612,990
175,500	NTT DoCoMo, Inc.	4,468,776
105,500	SoftBank Group Corp.	7,859,666
80,102	StarHub, Ltd.	140,474
48,913	Tele2 AB	587,511
3,396,334	Vodafone Group plc	9,298,493

		29,419,424

Total Common Stocks (Cost $1,486,748,771)		1,885,238,047

Preferred Stocks (0.5%):
Automobiles (0.3%):
6,667	Bayerische Motoren Werke AG (BMW), 4.62%	624,887
19,297	Porsche Automobil Holding SE, 1.49%	1,604,316
23,951	Volkswagen AG, 1.27%	4,763,363

		6,992,566

Household Products (0.2%):
22,721	Henkel AG & Co. KGaA, 1.52%	2,987,486

Total Preferred Stocks (Cost $6,786,219)		9,980,052

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Securities Held as Collateral for Securities on Loan (2.0%):
$39,286,296	AZL International Index Fund Securities Lending Collateral Account(c)	39,286,296

Total Securities Held as Collateral for Securities on Loan (Cost $39,286,296)		39,286,296

Unaffiliated Investment Company (0.0%):
84,836	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 1.46%(d)	84,836

Total Unaffiliated Investment Company (Cost $84,836)		84,836

Total Investment Securities (Cost $1,532,906,122) - 100.8%		1,934,589,231
Net other assets (liabilities) - (0.8)%		(16,015,168)

Net Assets - 100.0%		$1,918,574,063

Percentages indicated are based on net assets as of March 31, 2018.

Continued

AZL International Index Fund

Schedule of Portfolio Investments

March 31, 2018 (Unaudited)

ADR	-	American Depositary Receipt
SDR	-	Swedish Depository Receipt

*	Non-income producing security.
^	This security or a partial position of this security was on loan as of March 31, 2018. The total value of securities on loan as of March 31, 2018, was $31,586,646.
+	Affiliated Securities
(a)	The sub-adviser has deemed these securities to be illiquid based on procedures approved by the Board of Trustees. As of March 31, 2018, these securities represent 0.04% of the net assets of the Fund.
(b)	Security was valued in good faith pursuant to procedures approved by the Board of Trustees as of March 31, 2018. The total of all such securities represent 0.00% of the net assets of the fund.
(c)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before March 31, 2018.
(d)	The rate represents the effective yield at March 31, 2018.

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investments as of March 31, 2018:

Country	Percentage
Australia	6.4%
Austria	0.3%
Belgium	1.1%
Bermuda	0.2%
China	— %^
Denmark	1.8%
Finland	1.0%
France	9.9%
Germany	9.5%
Hong Kong	3.4%
Ireland (Republic of)	0.8%
Isle of Man	— %^
Israel	0.4%
Italy	2.3%
Japan	24.1%
Luxembourg	0.3%
Netherlands	4.2%
New Zealand	0.2%
Norway	0.7%
Portugal	0.2%
Singapore	1.3%
Spain	3.2%
Sweden	2.6%
Switzerland	8.2%
United Arab Emirates	— %^
United Kingdom	15.9%
United States	2.0%

100.0%

^	Represents less than 0.05%.

Continued

AZL International Index Fund

Schedule of Portfolio Investments

March 31, 2018 (Unaudited)

Futures Contracts

Cash of $1,085,184 has been segregated to cover margin requirements for the following open contracts as of March 31, 2018:

Long Futures

Description	Expiration Date	Number of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)
ASX SPI 200 Index June Futures (Australian Dollar)	6/21/18	23	2,532,693	$(77,893)
DJ EURO STOXX 50 June Futures (Euro)	6/15/18	194	7,831,031	(75,551)
FTSE 100 Index June Futures (British Pounds)	6/15/18	49	4,807,136	(40,668)
SGX Nikkei 225 Index June Futures (Japanese Yen)	6/7/18	52	5,185,826	(18,376)

				$(212,488)

See accompanying notes to the schedules of portfolio investments.

AZL MetWest Total Return Bond Fund

Schedule of Portfolio Investments

March 31, 2018 (Unaudited)

Principal Amount		Fair Value
Asset Backed Securities (5.6%):
$555,675	Goal Capital Funding Trust, Class A3, Series 2005-2, 2.11%(US0003M+17bps), 5/28/30, Callable 8/25/20 @ 100	$554,739
750,000	Magnetite CLO, Ltd., Class 2A3, Series 2015-12A, 3.05%(US0003M+133bps), 4/15/27, Callable 4/15/18 @ 100(a)	753,815
689,451	Navient Student Loan Trust, Class A, Series 2014-2, 2.51%(US0001M+64bps), 3/25/83, Callable 11/25/33 @ 100	686,892
668,694	Navient Student Loan Trust, Class A, Series 2014-3, 2.24%(US0001M+62bps), 3/25/83, Callable 11/25/32 @ 100	666,104
439,419	Navient Student Loan Trust, Class A, Series 2014-4, 2.24%(US0001M+62bps), 3/25/83, Callable 2/25/33 @ 100	437,455
841,512	Navient Student Loan Trust, Class A, Series 2016-1A, 2.57%(US0001M+70bps), 2/25/70, Callable 8/25/33 @ 100(a)	844,057
965,000	Navient Student Loan Trust, Class A3, Series 2016-2, 3.37%(US0001M+150bps), 6/25/65, Callable 2/25/30 @ 100(a)	1,007,178
950,000	Navient Student Loan Trust, Class A3, Series 2017-3A, 2.92%(US0001M+105bps), 7/26/66, Callable 9/25/33 @ 100(a)	971,678
1,268,103	Nelnet Student Loan Trust, Class A2, Series 2015-2A, 2.47%(US0001M+60bps), 9/25/47, Callable 6/25/32 @ 100(a)	1,263,935
2,615,000	SLC Student Loan Trust, Class 2A3, Series 2006-1, 2.28%(US0003M+16bps), 3/15/55, Callable 6/15/30 @ 100	2,507,411
1,331,269	SLC Student Loan Trust, Class 2A3, Series 2008-1, 3.72%(US0003M+160bps), 12/15/32, Callable 6/15/27 @ 100	1,376,964
766,660	SLM Student Loan Trust, Class 2A3, Series 2003-7, 2.16%(US0003M+57bps), 9/15/39, Callable 12/15/28 @ 100	721,264
652,817	SLM Student Loan Trust, Class A3, Series 2003-10A, 2.59%(US0003M+55bps), 12/15/27(a)	654,090
940,000	SLM Student Loan Trust, Class A6A, Series 2004-3A, 2.30%(US0003M+55bps), 10/25/64, Callable 1/25/29 @ 100(a)	931,845
631,005	SLM Student Loan Trust, Class A4, Series 2007-6, 2.13%(US0003M+38bps), 10/25/24, Callable 10/25/33 @ 100	631,006

Principal Amount		Fair Value
Asset Backed Securities, continued
$1,220,000	SLM Student Loan Trust, Class 2A3, Series 2008-5, 3.60%(US0003M+185bps), 7/25/73, Callable 4/25/24 @ 100	$1,263,383
240,000	SLM Student Loan Trust, Class 2A3, Series 2008-9, 4.00%(US0003M+225bps), 10/25/83, Callable 4/25/24 @ 100	253,197
1,508,761	SLM Student Loan Trust, Class A, Series 2009-3, 2.62%(US0001M+75bps), 1/25/45, Callable 11/25/33 @ 100(a)	1,503,380
885,009	SLM Student Loan Trust, Class A3, Series 2012-1, 2.57%(US0001M+95bps), 9/25/28, Callable 9/25/25 @ 100	889,464
1,970,000	Wachovia Student Loan Trust, Class 2A3, Series 2006-1, 1.92%(US0003M+17bps), 4/25/40, Callable 10/25/25 @ 100(a)	1,913,884

Total Asset Backed Securities (Cost $19,461,990)		19,831,741

Collateralized Mortgage Obligations (9.0%):
35,150	7 WTC Depositor LLC Trust, Class A, Series 2012-7WTC, 4.08%, 3/13/31(a)	35,189
1,479,082	America Home Mortgage Investment Trust, Class 6A, Series 2005-1, 4.17%(US0006M+200bps), 6/25/45, Callable 4/25/18 @ 100	1,523,581
763,909	Ameriquest Mortgage Securities, Inc., Class M2, Series 2005-R5, 2.56%(US0001M+46bps), 7/25/35, Callable 4/25/18 @ 100	765,694
386,274	Ameriquest Mortgage Securities, Inc., Class M2, Series 2005-R5, 2.59%(US0001M+72bps), 4/25/35, Callable 4/25/18 @ 100	386,683
679,161	Bank of America Mortgage Securities, Inc., Class 2A3, Series 2005-F, 3.70%, 7/25/35, Callable 4/25/18 @ 100(b)	643,085
340,000	Barclays Commercial Mortgages Securities, Class A2, Series 2013-TYSNC, 3.76%, 9/5/32(a)	345,966
360,000	CGRBS Commercial Mortgage Trust, Class A, Series 2013-VN05, 3.37%, 3/13/35(a)	360,850
149,750	Citigroup Mortgage Loan Trust, Inc., Class 2A3, Series 2006-WFH3, 2.11%(US0001M+24bps), 10/25/36, Callable 8/25/19 @ 100	149,712
1,328,969	Citigroup Mortgage Loan Trust, Inc., Class 1A1A, Series 2007-AR5, 3.77%, 4/25/37, Callable 5/25/34 @ 100(b)	1,243,846
390,000	Commercial Mortgage Trust, Class A, Series 2014-277P, 3.61%, 8/10/49(a)(b)	396,203
360,000	Commercial Mortgage Trust, Class A1, Series 2013-300P, 4.35%, 8/10/30(a)	378,246

Continued

AZL MetWest Total Return Bond Fund

Schedule of Portfolio Investments

March 31, 2018 (Unaudited)

Principal Amount		Fair Value
Collateralized Mortgage Obligations, continued
$365,000	Commercial Mortgage Trust, Class A, Series 2016-787S, 3.55%, 2/10/36(a)(b)	$363,357
360,000	Core Industrial Trust, Class A, Series 2015-CALW, 3.04%, 2/10/34(a)	359,818
140,000	Core Industrial Trust, Class A, Series 2015-TEXW, 3.08%, 2/10/34(a)	140,016
1,155,421	Credit Suisse Mortgage Capital Certificates, Class A2E, Series 2007-CB2, 4.23%, 2/25/37, Callable 9/25/21 @ 100(b)	895,069
1,968	Fannie Mae-Aces, Class 1A, Series 2014-M7, 3.27%, 6/25/24(b)	2,002
1,820,000	Fannie Mae-Aces, Class A2, Series 2018-M1, 2.99%, 12/25/27(b)	1,781,786
860,000	Federal Home Loan Mortgage Corporation, Class A3, Series K151, 3.51%, 4/25/30	882,312
816,211	First Franklin Mortgage Loan Trust, Class M1, Series 2005-FF8, 2.61%(US0001M+49bps), 9/25/35, Callable 4/25/18 @ 100	819,453
1,145,845	First Horizon Alternative Mortgage Securities Trust, Class 2A1, Series 2005-AA12, 3.31%, 2/25/36, Callable 8/25/18 @ 100(b)	940,723
603,720	First Horizon Alternative Mortgage Securities Trust, Class 2A1, Series 2005-AR3, 3.26%, 8/25/35, Callable 4/25/18 @ 100(b)	512,590
1,331,356	First Horizon Alternative Mortgage Securities Trust, Class 1A1, Series 2006-AA1, 3.49%, 3/25/36, Callable 6/25/19 @ 100(b)	1,243,788
1,131,051	First Horizon Alternative Mortgage Securities Trust, Class 2A1, Series 2006-AA1, 3.45%, 4/25/36, Callable 6/25/19 @ 100(b)	1,061,443
1,107,088	GMAC Mortgage Corp. Loan Trust, Class 1A1, Series 2006-AR1, 3.90%, 4/19/36, Callable 12/19/18 @ 100(b)	1,042,620
951,133	GMAC Mortgage Corp. Loan Trust, Class 3A1, Series 2005-AR5, 3.93%, 9/19/35, Callable 4/19/18 @ 100(b)	904,686
280,000	GRACE Mortgage Trust, Class A, Series 2014-GRCE, 3.37%, 6/10/28(a)	282,907
147,500	GS Mortgage Securities Trust, Class A, Series 2012-ALOH, 3.55%, 4/10/34(a)	149,845
1,845,631	HarborView Mortgage Loan Trust, Class 1A1A, Series 2006-10, 1.79%(US0001M+20bps), 11/19/36, Callable 4/19/25 @ 100	1,636,663
365,000	Liberty Street Trust, Class A, Series 2016-225L, 3.60%, 2/10/36(a)	366,377

Principal Amount		Fair Value
Collateralized Mortgage Obligations, continued
$750,000	Magnetite IX, Ltd., Class A1R, Series 2014-9A, 2.75%(US0003M+100bps), 7/25/26, Callable 4/25/18 @ 100(a)	$749,888
1,000,000	Magnetite XI, Ltd., Class A1R, Series 2014-11A, 2.85%(US0003M+112bps), 1/18/27, Callable 4/18/18 @ 100(a)	1,000,158
995,253	Merrill Lynch First Franklin Mortgage Loan Trust, Class 2A2, Series 2007-4, 1.99%(US0001M+12bps), 7/25/37, Callable 8/25/24 @ 100	703,247
128,491	Merrill Lynch Mortgage Trust, Class A1A, Series 2007-C1, 5.81%, 6/12/50(b)	128,854
9,590	Morgan Stanley Capital I Trust, Class A3, Series 2011-C1, 4.70%, 9/15/47(a)	9,581
345,000	Morgan Stanley Capital I Trust, Class A, Series 2014-MP, 3.47%, 8/11/33(a)	347,479
1,088,983	Morgan Stanley Remic Trust, Class 3A, Series 2014-R8, 1.95%(12MTA+75bps), 6/26/47(a)	1,054,078
799,142	MortgageIT Trust, Class 2A3, Series 2005-2, 3.31%(US0001M+165bps), 5/25/35, Callable 4/25/18 @ 100	788,437
15,964	Newcastle Mortgage Securities Trust, Class A4, Series 2006-1, 2.15%(US0001M+28bps), 3/25/36, Callable 4/25/18 @ 100	15,963
821,531	Nomura Asset Acceptance Corp., Class 3A1, Series 2005-AR3, 5.69%, 7/25/35, Callable 4/25/18 @ 100(b)	836,694
210,000	Octagon Investment Partners 25, Class AR, Series 2015-1A, 2.70%(US0003M+80bps), 10/20/26(a)(c)	210,000
385,000	RBSCF Trust, Class A, Series 2013-GSP, 3.83%, 1/13/32(a)(b)	391,542
1,630,002	Residential Accredit Loans, Inc., Class A2, Series 2006-QA10, 2.05%(US0001M+18bps), 12/25/36, Callable 2/25/22 @ 100	1,539,541
999,618	WaMu Mortgage Pass-Through Certificates, Class 2A1A, Series 2005-AR6, 2.33%(US0001M+23bps), 4/25/45, Callable 4/25/18 @ 100	981,960
1,148,893	WaMu Mortgage Pass-Through Certificates, Class 2A1A, Series 2005-AR8, 2.45%(US0001M+29bps), 7/25/45, Callable 4/25/18 @ 100	1,131,916
1,047,910	WaMu Mortgage Pass-Through Certificates, Class A2, Series 2005-AR3, 3.64%, 3/25/35, Callable 11/25/18 @ 100(b)	1,059,562

Continued

AZL MetWest Total Return Bond Fund

Schedule of Portfolio Investments

March 31, 2018 (Unaudited)

Principal Amount		Fair Value
Collateralized Mortgage Obligations, continued
$790,769	Wells Fargo Mortgage Backed Securities Trust, Class 2A1, Series 2006-AR2, 3.75%, 3/25/36, Callable 6/25/18 @ 100(b)	$801,171
862,489	Wells Fargo Mortgage Backed Securities Trust, Class 1A1, Series 2006-AR12, 3.75%, 9/25/36, Callable 4/25/18 @ 100(b)	861,389

Total Collateralized Mortgage Obligations (Cost $31,492,095)		32,225,970

Corporate Bonds (27.3%):
Aerospace & Defense (0.4%):
550,000	Northrop Grumman Corp., 3.25%, 1/15/28, Callable 10/15/27 @ 100.00	524,993
960,000	United Technologies Corp., 1.78%, 5/4/18	959,179

		1,484,172

Airlines (0.7%):
1,323,202	Continental Airlines 2009-2, Series A, 7.25%, 5/10/21	1,396,772
193,967	U.S. Airways 2001-1G PTT, Class G, Series 2001, 7.08%, 9/20/22	205,971
812,513	U.S. Airways 2010-1A PTT, Series A, 6.25%, 10/22/24	876,214

		2,478,957

Auto Components (0.0%):
66,000	Goodyear Tire & Rubber Co., 4.88%, 3/15/27, Callable 12/15/26 @ 100.00	63,490

Automobiles (0.1%):
400,000	General Motors Co., 3.50%, 10/2/18	400,586

Banks (6.3%):
1,415,000	Bank of America Corp., 5.65%, 5/1/18, MTN	1,418,565
670,000	Bank of America Corp., Series G, 2.37%(US0003M+66bps), 7/21/21, Callable 7/21/20 @ 100.00	657,463
910,000	Bank of America Corp., 2.74%(US0003M+37bps), 1/23/22, Callable 1/23/21 @ 100.00	897,204
735,000	Bank of America Corp., 3.09%(US0003M+109bps), 10/1/25, Callable 10/01/24 @ 100.00	706,621
350,000	Bank of America Corp., 3.70%(US0003M+151bps), 4/24/28, Callable 4/24/27 @ 100.00	344,159
685,000	Bank of America Corp., Series G, 3.59%(US0003M+137bps), 7/21/28, Callable 7/21/27 @ 100.00	665,322
1,190,000	Citigroup, Inc., 1.75%, 5/1/18	1,189,238
500,000	Citigroup, Inc., 2.05%, 12/7/18	498,133
1,500,000	Citigroup, Inc., 2.55%, 4/8/19	1,498,495
500,000	Citigroup, Inc., 2.50%, 7/29/19	497,967
700,000	Citigroup, Inc., 3.89%(US0003M+156bps), 1/10/28, Callable 1/10/27 @ 100.00	696,210
960,000	JPMorgan Chase & Co., 3.22%(US0003M+116bps), 3/1/25, Callable 3/01/24 @ 100.00	935,799

Principal Amount		Fair Value
Corporate Bonds, continued
Banks, continued
$750,000	JPMorgan Chase & Co., 3.54%(US0003M+138bps), 5/1/28, Callable 5/01/27 @ 100.00	$733,007
1,450,000	JPMorgan Chase Bank NA, 2.07%(US0003M+25bps), 2/13/20, Callable 2/13/19 @ 100.00	1,450,033
1,820,000	JPMorgan Chase Bank NA, 2.60%(US0003M+28bps), 2/1/21, Callable 2/01/20 @ 100.00	1,810,109
2,485,000	Merrill Lynch & Co., 6.88%, 4/25/18, MTN	2,491,440
750,000	PNC Bank NA, 2.40%, 10/18/19, Callable 9/18/19 @ 100.00	745,326
265,000	Wells Fargo & Co., 3.55%, 9/29/25, MTN	260,148
2,110,000	Wells Fargo & Co., 3.00%, 4/22/26	1,980,973
350,000	Wells Fargo Bank NA, 2.15%, 12/6/19	346,230
3,000,000	Wells Fargo Bank NA, 2.40%, 1/15/20	2,975,264

		22,797,706

Beverages (0.5%):
763,000	Anheuser-Busch InBev NV, 4.90%, 2/1/46, Callable 8/01/45 @ 100.00	822,904
900,000	Constellation Brands, Inc., 2.00%, 11/7/19	887,611

		1,710,515

Biotechnology (0.8%):
300,000	AbbVie, Inc., 4.70%, 5/14/45, Callable 11/14/44 @ 100.00	309,366
300,000	Amgen, Inc., 4.40%, 5/1/45, Callable 11/01/44 @ 100.00	299,576
500,000	Amgen, Inc., 4.56%, 6/15/48, Callable 12/15/47 @ 100.00	509,161
400,000	Baxalta, Inc., 2.88%, 6/23/20, Callable 5/23/20 @ 100.00	397,187
660,000	Celgene Corp., 5.00%, 8/15/45, Callable 2/15/45 @ 100.00	687,595
500,000	Gilead Sciences, Inc., 4.75%, 3/1/46, Callable 9/01/45 @ 100.00	538,697

		2,741,582

Capital Markets (3.2%):
1,500,000	Bank of New York Mellon, 2.30%, 9/11/19, Callable 8/11/19 @ 100.00, MTN	1,488,432
1,315,000	Goldman Sachs Group, Inc. (The), 6.15%, 4/1/18	1,315,000
1,600,000	Goldman Sachs Group, Inc. (The), 2.63%, 1/31/19	1,599,163
570,000	Goldman Sachs Group, Inc. (The), Series G, 7.50%, 2/15/19	592,933
900,000	Goldman Sachs Group, Inc. (The), 2.55%, 10/23/19	895,113
400,000	Goldman Sachs Group, Inc. (The), 3.85%, 7/8/24, Callable 4/08/24 @ 100.00	401,832
550,000	Goldman Sachs Group, Inc. (The), 3.27%(US0003M), 9/29/25, Callable 9/29/24 @ 100.00	529,458
2,000,000	Morgan Stanley, 6.63%, 4/1/18, MTN	2,000,000
780,000	Morgan Stanley, Series G, 7.30%, 5/13/19	817,324

Continued

AZL MetWest Total Return Bond Fund

Schedule of Portfolio Investments

March 31, 2018 (Unaudited)

Principal Amount		Fair Value
Corporate Bonds, continued
Capital Markets, continued
$1,200,000	Morgan Stanley, 2.63%(US0003M+80bps), 2/14/20, Callable 2/14/19 @ 100.00	$1,203,640
500,000	Morgan Stanley, 5.50%, 7/24/20	525,204
400,000	Morgan Stanley, 2.67%(US0003M+93bps), 7/22/22, Callable 7/22/21 @ 100.00	401,516

		11,769,615

Chemicals (0.1%):
180,000	Axalta Coating Systems, 4.88%, 8/15/24, Callable 8/15/19 @ 103.66(a)	180,675
170,000	Valvoline, Inc., 4.38%, 8/15/25, Callable 8/15/20 @ 103.28	165,113

		345,788

Commercial Services & Supplies (0.3%):
200,000	Clean Harbors, Inc., 5.13%, 6/1/21, Callable 5/07/18 @ 101.28	202,500
750,000	Republic Services, Inc., 3.80%, 5/15/18	750,736

		953,236

Consumer Finance (0.6%):
500,000	Discover Bank, 2.60%, 11/13/18, Callable 10/12/18 @ 100.00	499,841
500,000	Ford Motor Credit Co. LLC, 2.55%, 10/5/18	499,565
200,000	Ford Motor Credit Co. LLC, 8.13%, 1/15/20	216,521
600,000	General Motors Financial Co., Inc., 3.10%, 1/15/19	600,646
265,000	General Motors FINL Co., 2.40%, 5/9/19	263,665

		2,080,238

Containers & Packaging (0.4%):
600,000	Amcor Finance USA, Inc., 3.63%, 4/28/26, Callable 1/28/26 @ 100.00(a)	578,473
200,000	Ball Corp., 5.25%, 7/1/25	206,000
339,188	Beverage Packaging Holdings Luxemberg, 5.75%, 10/15/20, Callable 5/07/18 @ 101.44	343,428
175,000	Crown Americas LLC, 4.25%, 9/30/26, Callable 3/31/26 @ 100.00	161,875

		1,289,776

Diversified Consumer Services (0.1%):
185,000	Service Corp. International/US, 4.63%, 12/15/27, Callable 12/15/22 @ 102.31	178,525

Diversified Financial Services (0.1%):
400,000	Berkshire Hathaway Finance Corp., 4.30%, 5/15/43	423,063

Diversified Telecommunication Services (1.3%):
375,000	AT&T, Inc., 3.80%, 3/15/22	380,401
700,000	AT&T, Inc., 4.30%, 2/15/30, Callable 11/15/29 @ 100.00(a)	696,002
840,000	AT&T, Inc., 4.80%, 6/15/44, Callable 12/15/43 @ 100.00	819,894
500,000	AT&T, Inc., 5.15%, 11/15/46, Callable 5/15/46 @ 100.00(a)	511,009
180,000	Level 3 Financing, Inc., 5.25%, 3/15/26, Callable 3/15/21 @ 102.63	169,650
550,000	Verizon Communications, Inc., 4.50%, 8/10/33	556,777

Principal Amount		Fair Value
Corporate Bonds, continued
Diversified Telecommunication Services, continued
$700,000	Verizon Communications, Inc., 3.85%, 11/1/42, Callable 5/01/42 @ 100.00	$616,471
800,000	Verizon Communications, Inc., 4.86%, 8/21/46	807,342
108,000	Zayo Group LLC/Zayo Capital, Inc., 5.75%, 1/15/27, Callable 1/15/22 @ 102.88(a)	105,570

		4,663,116

Electric Utilities (2.5%):
280,000	American Transmission Systems, Inc., 5.00%, 9/1/44, Callable 3/01/44 @ 100.00(a)	315,060
500,000	Appalachian Power Co., Series H, 5.95%, 5/15/33	583,852
400,000	Cleco Power LLC, 6.00%, 12/1/40	475,702
1,000,000	Duke Energy Progress, Inc., 4.15%, 12/1/44, Callable 6/01/44 @ 100.00	1,026,688
936,000	Duquesne Light Holdings, Inc., 6.40%, 9/15/20(a)	1,001,578
500,000	Entergy Texas, 7.13%, 2/1/19	516,324
1,250,000	Florida Power & Light Co., 2.07%(US0003M+28bps), 11/6/20, Callable 5/06/18 @ 100.00	1,249,999
750,000	Jersey Central Power & Light Co., 6.40%, 5/15/36	898,600
300,000	Midamerican Energy Co., 4.25%, 5/1/46, Callable 11/01/45 @ 100.00	316,321
100,000	NextEra Energy Operating Partners LP, 4.50%, 9/15/27, Callable 6/15/27 @ 100.00(a)	94,250
1,500,000	Oncor Electric Delivery Co. LLC, 4.10%, 6/1/22, Callable 3/01/22 @ 100.00	1,553,002
700,000	Public Service Oklahoma, 4.40%, 2/1/21	727,418

		8,758,794

Electronic Equipment, Instruments & Components (0.0%):
100,000	Itron, Inc., 5.00%, 1/15/26, Callable 1/15/21 @ 102.50(a)	98,530

Equity Real Estate Investment Trusts (2.6%):
500,000	Alexandria Real Estate Equities, Inc., 3.45%, 4/30/25, Callable 2/28/25 @ 100.00	483,697
590,000	American Campus Communities Operating Partnership LP, 3.63%, 11/15/27, Callable 8/15/27 @ 100.00	561,281
295,000	American Tower Corp., 3.00%, 6/15/23	284,917
400,000	Crown Castle International Corp., 3.20%, 9/1/24, Callable 7/01/24 @ 100.00	383,517
180,000	GLP Capital LP/GLP Financing II, Inc., 4.38%, 11/1/18, Callable 8/01/18 @ 100.00	180,338
575,000	HCP, Inc., 4.00%, 12/1/22, Callable 10/01/22 @ 100.00	586,399
875,000	HCP, Inc., 4.25%, 11/15/23, Callable 8/15/23 @ 100.00	895,739

Continued

AZL MetWest Total Return Bond Fund

Schedule of Portfolio Investments

March 31, 2018 (Unaudited)

Principal Amount		Fair Value
Corporate Bonds, continued
Equity Real Estate Investment Trusts, continued
$400,000	HCP, Inc., 3.88%, 8/15/24, Callable 5/17/24 @ 100.00	$396,572
750,000	Highwoods Realty LP, 7.50%, 4/15/18	751,180
183,000	SBA Communications Corp., 4.00%, 10/1/22, Callable 10/01/19 @ 102.00(a)	175,223
112,000	SBA Communications Corp., 4.88%, 9/1/24, Callable 9/01/19 @ 103.66	109,760
1,150,000	SL Green Realty Corp., 5.00%, 8/15/18, Callable 6/15/18 @ 100.00	1,154,841
500,000	VEREIT Operating Partnership LP, 3.00%, 2/6/19, Callable 1/06/19 @ 100.00	500,092
1,500,000	WEA Finance LLC, 2.70%, 9/17/19, Callable 8/17/19 @ 100.00(a)	1,492,841
1,440,000	Welltower, Inc., 3.75%, 3/15/23, Callable 12/15/22 @ 100.00	1,457,836

		9,414,233

Food & Staples Retailing (0.5%):
100,000	Cumberland Farms, Inc., 6.75%, 5/1/25, Callable 5/01/20 @ 105.06(a)	104,000
715,000	CVS Health Corp., 5.05%, 3/25/48, Callable 9/25/47 @ 100.00	752,028
790,000	Walgreens Boots Alliance, Inc., 3.80%, 11/18/24, Callable 8/18/24 @ 100.00	778,022
300,000	Walgreens Boots Alliance, Inc., 4.80%, 11/18/44, Callable 5/18/44 @ 100.00	296,826

		1,930,876

Food Products (0.3%):
795,000	Kraft Heinz Foods Co., 3.95%, 7/15/25, Callable 4/15/25 @ 100.00	791,506
92,000	Pilgrim’s Pride Corp., 5.88%, 9/30/27, Callable 9/30/22 @ 102.94(a)	86,692
170,000	Post Holdings, Inc., 5.75%, 3/1/27, Callable 3/01/22 @ 102.88(a)	169,150

		1,047,348

Health Care Equipment & Supplies (0.5%):
472,000	Abbott Laboratories, 2.35%, 11/22/19	467,932
360,000	Becton Dickinson And Co., 2.40%, 6/5/20	353,031
500,000	Becton Dickinson And Co., 2.88%(US0003M+88bps), 12/29/20, Callable 3/01/19 @ 100.00	500,530
190,000	Hill-Rom Holdings, Inc., 5.75%, 9/1/23, Callable 9/01/18 @ 104.31(a)	196,650
92,000	Teleflex, Inc., 4.63%, 11/15/27, Callable 11/15/22 @ 102.31	88,551

		1,606,694

Health Care Providers & Services (1.3%):
100,000	Aetna, Inc., 1.70%, 6/7/18	99,890
262,000	Centene Corp., 4.75%, 1/15/25, Callable 1/15/20 @ 103.56	255,450
500,000	Cigna Corp., 3.05%, 10/15/27, Callable 7/15/27 @ 100.00	458,780

Principal Amount		Fair Value
Corporate Bonds, continued
Health Care Providers & Services, continued
$125,000	Community Health System, Inc., 6.25%, 3/31/23, Callable 3/31/20 @ 103.13	$115,156
77,000	DaVita Healthcare Partners, Inc., 5.00%, 5/1/25, Callable 5/01/20 @ 102.50	74,424
1,000,000	Fresenius Medical Care US Finance II, Inc., 6.50%, 9/15/18(a)	1,015,009
650,000	HCA, Inc., 6.50%, 2/15/20	681,688
850,000	Kaiser Foundation Hospitals, 3.15%, 5/1/27, Callable 2/01/27 @ 100.00^	822,713
141,000	Molina Healthcare, Inc., 5.38%, 11/15/22, Callable 8/15/22 @ 100.00	139,238
26,000	Tenet Healthcare Corp., 4.50%, 4/1/21	25,773
206,000	Tenet Healthcare Corp., 4.63%, 7/15/24, Callable 7/15/20 @ 102.31(a)	198,018
107,000	WellCare Health Plans, 5.25%, 4/1/25, Callable 4/01/20 @ 103.94	107,401
500,000	WellPoint, Inc., 3.50%, 8/15/24, Callable 5/15/24 @ 100.00	490,301

		4,483,841

Health Care Technology (0.0%):
99,000	Change Health/ Finance, Inc., 5.75%, 3/1/25, Callable 3/01/20 @ 102.88(a)	98,163

Hotels, Restaurants & Leisure (0.0%):
100,000	MGM Growth/MGM Finance, 5.63%, 5/1/24, Callable 2/01/24 @ 100.00	103,000

Household Products (0.1%):
160,000	Central Garden & Pet Co., 6.13%, 11/15/23, Callable 11/15/18 @ 104.59	167,000
158,000	Central Garden & Pet Co., 5.13%, 2/1/28, Callable 1/01/23 @ 102.56	150,100
100,000	Spectrum Brands, Inc., 5.75%, 7/15/25, Callable 7/15/20 @ 102.88	102,000

		419,100

Industrial Conglomerates (0.1%):
273,000	General Electric Capital Corp., 5.88%, 1/14/38, MTN	318,095

Insurance (0.9%):
1,600,000	Farmers Exchange Capital III, 5.45%(US0003M+345bps), 10/15/54, Callable 10/15/34 @ 100.00(a)	1,660,000
1,000,000	Protective Life Global, 2.60%(US0003M+55bps), 6/8/18(a)	1,000,556
605,000	Protective Life Global, 2.70%, 11/25/20(a)	599,239

		3,259,795

IT Services (0.0%):
163,000	First Data Corp., 5.00%, 1/15/24, Callable 1/15/19 @ 102.50(a)	163,000

Media (0.5%):
200,000	Altice US Finance I Corp., 5.38%, 7/15/23, Callable 7/15/18 @ 104.03(a)	202,600

Continued

AZL MetWest Total Return Bond Fund

Schedule of Portfolio Investments

March 31, 2018 (Unaudited)

Principal Amount		Fair Value
Corporate Bonds, continued
Media, continued
$196,000	CCO Holdings LLC/Capital Corp., 5.13%, 5/1/27, Callable 5/01/22 @ 102.56(a)	$186,082
151,000	CCO Holdings LLC/Capital Corp., 5.00%, 2/1/28, Callable 8/01/22 @ 102.50(a)	141,563
400,000	Charter Communications Operating LLC/Capital, 4.46%, 7/23/22, Callable 5/23/22 @ 100.00	408,596
500,000	Charter Communications Operating LLC/Capital, 6.48%, 10/23/45, Callable 4/23/45 @ 100.00	548,843
175,000	CSC Holdings, Inc., 8.63%, 2/15/19	182,555
200,000	Dish DBS Corp., 5.88%, 7/15/22	191,250

		1,861,489

Oil, Gas & Consumable Fuels (1.1%):
350,000	Anadarko Petroleum Corp., 4.50%, 7/15/44, Callable 1/15/44 @ 100.00	335,907
100,000	Antero Resources Corp., 5.13%, 12/1/22, Callable 5/07/18 @ 103.84	100,750
300,000	Boardwalk Pipeline Partners LP, 4.95%, 12/15/24, Callable 9/15/24 @ 100.00	308,186
75,000	Cheniere Corpus Christi Holdings LLC, 5.13%, 6/30/27, Callable 1/01/27 @ 100.00	74,438
100,000	CrownRock LP/CrownRock Finance, Inc., 5.63%, 10/15/25, Callable 10/15/20 @ 104.22(a)	99,000
72,000	Diamondback Energy, Inc., 4.75%, 11/1/24, Callable 11/01/19 @ 103.56	71,190
100,000	Endeavor Energy Resources LP, 5.75%, 1/30/28, Callable 1/30/23 @ 102.88(a)	99,625
700,000	Energy Transfer Partners LP, 5.95%, 10/1/43, Callable 4/01/43 @ 100.00	703,216
400,000	Kinder Morgan Energy Partners LP, 5.80%, 3/15/35	428,519
275,000	Noble Energy, Inc., 5.05%, 11/15/44, Callable 5/15/44 @ 100.00	287,453
70,000	Parsley Energy LLC/Finan, 5.38%, 1/15/25, Callable 1/15/20 @ 104.03(a)	69,825
100,000	Parsley Energy LLC/Parsley Finance Corp., 5.63%, 10/15/27, Callable 10/15/22 @ 102.81(a)	100,000
300,000	Plains All American Pipeline LP, 4.65%, 10/15/25, Callable 7/15/25 @ 100.00	301,799
430,000	Rockies Express Pipeline LLC, 6.85%, 7/15/18(a)	433,268
350,000	Williams Partners LP, 6.30%, 4/15/40	400,914

		3,814,090

Personal Products (0.1%):
89,000	First Quality Finance Co., 4.63%, 5/15/21, Callable 5/07/18 @ 102.31(a)	88,555

Principal Amount		Fair Value
Corporate Bonds, continued
Personal Products, continued
$126,000	First Quality Finance Co., 5.00%, 7/1/25, Callable 7/01/20 @ 103.75(a)	$120,645

		209,200

Pharmaceuticals (0.3%):
500,000	Bayer US Finance LLC, 2.38%, 10/8/19(a)	495,674
375,000	Teva Pharmaceutical Finance IV LLC, 2.25%, 3/18/20	355,366
45,000	Valeant Pharmaceuticals International, 9.25%, 4/1/26, Callable 4/01/22 @ 104.63(a)	44,829

		895,869

Semiconductors & Semiconductor Equipment (0.2%):
730,000	Broadcom CRP / Cayman Finance, 2.38%, 1/15/20	719,814

Technology Hardware, Storage & Peripherals (0.4%):
920,000	Apple, Inc., 4.65%, 2/23/46, Callable 8/23/45 @ 100.00	1,013,101
400,000	Dell International LLC, 3.48%, 6/1/19(a)	401,809

		1,414,910

Tobacco (0.2%):
735,000	BAT Capital Corp., 2.76%, 8/15/22, Callable 7/15/22 @ 100.00(a)	710,925

Trading Companies & Distributors (0.4%):
545,000	Air Lease Corp., 4.75%, 3/1/20	560,316
800,000	International Lease Finance Corp., 7.13%, 9/1/18(a)	813,324

		1,373,640

Wireless Telecommunication Services (0.4%):
323,000	Sprint Communications, Inc., 9.00%, 11/15/18(a)	333,094
482,125	Sprint Spectrum, 3.36%, 3/20/23(a)	479,112
715,000	Sprint Spectrum Co. LLC, 4.74%, 3/20/25(a)	717,681

		1,529,887

Total Corporate Bonds (Cost $98,343,713)		97,611,658

Yankee Dollars (2.8%):
Banks (0.6%):
1,100,000	HBOS plc, Series G, 6.75%, 5/21/18(a)	1,105,755
365,000	Lloyds Banking Group plc, 2.91%(US0003M+81bps), 11/7/23, Callable 11/07/22 @ 100.00	351,870
635,000	Santander UK Group Holdings plc, 2.88%, 10/16/20	629,016

		2,086,641

Biotechnology (0.2%):
600,000	Shire Acq INV Ireland DA, 1.90%, 9/23/19	590,097

Capital Markets (0.2%):
610,000	Credit Suisse GP Funding, 3.13%, 12/10/20	606,604

Containers & Packaging (0.0%):
185,000	OI European Group BV, 4.00%, 3/15/23, Callable 12/15/22 @ 100.00(a)	176,213

Continued

AZL MetWest Total Return Bond Fund

Schedule of Portfolio Investments

March 31, 2018 (Unaudited)

Principal Amount		Fair Value
Yankee Dollars, continued
Diversified Telecommunication Services (0.1%):
$190,000	Intelsat Jackson Holdings SA, 9.75%, 7/15/25, Callable 7/15/21 @ 104.88(a)	$177,413
400,000	Virgin Media Secured Finance plc, 5.25%, 1/15/26, Callable 1/15/20 @ 102.63(a)	385,000

		562,413

Food & Staples Retailing (0.1%):
475,000	Alimentation Couche-Tard, Inc., 3.55%, 7/26/27, Callable 4/26/27 @ 100.00(a)	456,108

Food Products (0.2%):
700,000	Mondelez International Hldings Ne, 2.00%, 10/28/21, Callable 9/28/21 @ 100.00(a)	667,995

Hotels, Restaurants & Leisure (0.1%):
255,000	1011778 BC ULC New Red Finance, Inc., 4.25%, 5/15/24, Callable 5/15/20 @ 102.13^(a)	243,908

Industrial Conglomerates (0.5%):
1,441,000	GE Capital International Funding, 4.42%, 11/15/35	1,408,651
465,000	Siemens Financieringsmat, 1.70%, 9/15/21(a)	444,018

		1,852,669

Oil, Gas & Consumable Fuels (0.1%):
350,000	Shell International Finance BV, 4.38%, 5/11/45	371,946

Pharmaceuticals (0.2%):
250,000	Actavis Funding SCS, 3.80%, 3/15/25, Callable 12/15/24 @ 100.00	245,595
78,000	Valeant Pharmaceuticals International, Inc., 5.50%, 11/1/25, Callable 11/01/20 @ 102.75(a)	75,933
111,000	VRX Escrow Corp., 5.88%, 5/15/23, Callable 5/15/18 @ 102.94(a)	97,956
200,000	VRX Escrow Corp., 6.13%, 4/15/25, Callable 4/15/20 @ 103.06(a)	172,600

		592,084

Professional Services (0.1%):
121,000	IHS Markit, Ltd., 5.00%, 11/1/22, Callable 8/01/22 @ 100.00(a)	125,538
104,000	IHS Markit, Ltd., 4.00%, 3/1/26, Callable 12/01/25 @ 100.00(a)	99,840

		225,378

Semiconductors & Semiconductor Equipment (0.1%):
200,000	NXP BV/NXP Funding LLC, 4.13%, 6/1/21(a)	202,000

Tobacco (0.1%):
500,000	Bat International Finance PLC, 1.85%, 6/15/18(a)	499,278

Wireless Telecommunication Services (0.2%):
800,000	Rogers Communications, Inc., 6.80%, 8/15/18	812,560

Total Yankee Dollars (Cost $10,154,726)		9,945,894

Foreign Bond(0.6%):
Sovereign Bond (0.6%):
245,000,000	Japan Treasury Disc Bill, 6/4/18+	2,303,481
Total Foreign Bond (Cost $2,308,055)		2,303,481

Principal Amount		Fair Value
Municipal Bonds (1.5%):
California (0.6%):
$615,000	The Regents of the University of California General Revenue Bonds, 6.27%, 5/15/31, Continuously Callable @ 100	$640,381
700,000	Los Angeles Unified School District, GO, 5.76%, 7/1/29	833,854
800,000	California State, GO, 7.95%, 3/1/36, Continuously Callable @ 100	875,976

		2,350,211

New York (0.9%):
1,125,000	New York NY, Build America Bonds, GO, 5.05%, 10/1/24	1,221,525
775,000	New York City Transitional Finance Authority Future Tax Secured Revenue, 3.28%, 8/1/29, Continuously Callable @ 100	756,454
750,000	New York City Municipal Finance Authority Water & Sewer System Revenue, 5.95%, 6/15/42	999,548

		2,977,527

Total Municipal Bonds (Cost $5,373,481)		5,327,738

U.S. Government Agency Mortgages (29.3%):
Federal Home Loan Mortgage Corporation (12.8%)
219,984	Class A, Series KF34, 2.03%(US0001M+36bps), 8/25/24	220,726
632,330	3.00%, 3/1/31, Pool #G18592	631,509
1,814,938	2.50%, 12/1/31, Pool #G18622	1,778,270
1,989,853	3.50%, 4/1/44, Pool #G07848	2,006,092
2,860,531	3.50%, 4/1/45, Pool #G60023	2,883,890
2,671,043	4.00%, 12/1/45, Pool #G60344	2,763,192
2,599,947	3.50%, 6/1/46, Pool #G08711	2,610,593
2,667,676	3.00%, 6/1/46, Pool #G08710	2,605,436
1,740,376	3.50%, 8/1/46, Pool #G08716	1,747,505
1,314,070	3.00%, 8/1/46, Pool #G08715	1,283,402
694,309	3.50%, 9/1/46, Pool #G08722	697,152
352,504	3.00%, 9/1/46, Pool #G08721	344,275
1,755,054	3.00%, 10/1/46, Pool #G08726	1,713,815
1,894,834	3.00%, 11/1/46, Pool #G08732	1,850,017
2,160,272	3.00%, 1/1/47, Pool #G08741	2,107,807
1,619,937	3.50%, 4/1/47, Pool #G67703	1,629,824
2,152,001	3.50%, 12/1/47, Pool #G67706	2,165,137
640,293	3.00%, 12/1/47, Pool #G08791	624,911
1,273,225	3.50%, 12/1/47, Pool #G08792	1,277,047
3,511,855	3.50%, 1/1/48, Pool #G67707	3,539,636
3,982,928	3.50%, 3/1/48, Pool #G67708	4,003,732
3,415,000	3.50%, 4/15/48, TBA	3,422,968
1,665,000	4.00%, 4/15/48, TBA	1,709,161
1,200,967	Class HZ, Series 4639, 1.75%, 4/15/53	1,060,854

		44,676,951

Federal National Mortgage Association (10.7%)
943,394	3.43%, 10/1/20, Pool #466386	958,220
1,521,660	3.42%, 10/1/20, Pool #FN0009	1,536,305
1,286,971	3.67%, 10/1/20, Pool #AE0918	1,313,983
2,152,183	3.76%, 12/1/20, Pool #FN0001	2,201,031
968,410	3.94%, 1/1/21, Pool #466969	994,806
1,245,000	3.06%, 5/1/22, Pool #471258	1,253,786
755,162	2.51%, 8/1/26, Pool #AN2270	726,901
841,687	3.00%, 2/1/27, Pool #MA2915	847,569
1,363,166	2.97%, 5/1/27, Pool #AL6829	1,342,878

Continued

AZL MetWest Total Return Bond Fund

Schedule of Portfolio Investments

March 31, 2018 (Unaudited)

Principal Amount		Fair Value

U.S. Government Agency Mortgages, continued
Federal National Mortgage Association, continued
$702,005	3.53%, 12/1/30, Pool #AN0475	$715,841
725,000	3.17%, 5/1/31, Pool #AN6553	713,160
1,125,194	3.50%, 1/1/32, Pool #AB4262	1,149,666
1,825,000	3.00%, 4/25/33, TBA	1,822,624
697,243	3.00%, 10/1/33, Pool #MA1676	695,126
1,458,187	3.50%, 4/1/43, Pool #MA1404	1,469,203
964,741	4.50%, 2/1/46, Pool #AL9106	1,012,513
5,805,000	4.50%, 4/25/47, TBA	6,078,357
1,065,303	4.00%, 6/1/47, Pool #AS9830	1,095,185
1,078,418	4.00%, 6/1/47, Pool #MA3027	1,107,850
928,886	4.00%, 7/1/47, Pool #AS9972	954,988
1,103,556	4.00%, 8/1/47, Pool #MA3088	1,133,884
1,228,997	3.50%, 12/1/47, Pool #MA3210	1,232,553
1,084,194	4.00%, 1/1/48, Pool #MA3239	1,114,781
3,600,000	3.50%, 4/1/48, Pool #MA3332	3,610,445
1,830,000	3.00%, 4/25/48, TBA	1,784,822
145,000	3.50%, 4/25/48, TBA	145,303
1,785,000	4.00%, 4/25/48, TBA	1,831,758

		38,843,538

Government National Mortgage Association (5.8%)
1,098,604	3.50%, 3/20/46, Pool #MA3521	1,110,881
1,142,847	3.50%, 4/20/46, Pool #MA3597	1,155,443
222,057	3.50%, 5/20/46, Pool #MA3663	224,488
458,913	3.50%, 9/20/46, Pool #MA3937	463,793
2,391,355	3.00%, 12/20/46, Pool #MA4126	2,358,036
1,883,687	3.50%, 1/20/47, Pool #MA4196	1,903,719
365,115	5.00%, 3/20/47, Pool #MA4324	384,957
968,922	5.00%, 6/20/47, Pool #MA4513	1,022,151
419,502	3.50%, 6/20/47, Pool #MA4510	423,964
324,562	4.50%, 7/20/47, Pool #MA4588	337,610
805,604	5.00%, 9/20/47, Pool #MA4722	849,489
906,713	4.00%, 11/20/47, Pool #MA4838	933,909
1,745,000	3.50%, 4/20/48, TBA	1,761,939
1,780,000	3.00%, 4/20/48, TBA	1,751,179
870,000	4.00%, 4/20/48, TBA	894,248
5,160,000	4.50%, 5/20/48, TBA	5,355,012

		20,930,818

Total U.S. Government Agency Mortgages (Cost $106,392,045)		104,451,307

U.S. Treasury Obligations (31.4%):
U.S. Treasury Bills (2.4%)
273,000	1.62%, 6/14/18(d)	272,082
8,205,000	1.72%, 7/12/18	8,164,930

		8,437,012

U.S. Treasury Bonds (6.4%)
22,860,000	3.00%, 2/15/48	22,990,373

U.S. Treasury Inflation Index Bonds (0.4%)
1,290,000	1.00%, 2/15/48	1,330,204

U.S. Treasury Notes (22.2%)
6,835,000	2.25%, 3/31/20	6,831,529
22,680,000	2.38%, 1/31/23	22,493,953
28,635,000	2.63%, 2/28/23	28,722,247
2,050,000	2.50%, 3/31/23	2,043,674
13,880,000	2.25%, 11/15/27	13,295,522
5,760,000	2.75%, 2/15/28	5,762,925

		79,149,850

Total U.S. Treasury Obligations (Cost $111,027,531)		111,907,439

Principal Amount		Fair Value
Securities Held as Collateral for Securities on Loan (0.3%):
1,099,841	AZL MetWest Total Return Bond Fund Securities Lending Collateral Account(e)	$1,099,841

Total Securities Held as Collateral for Securities on Loan (Cost $1,099,841)		1,099,841

Shares		Fair Value
Unaffiliated Investment Company (3.7%):
13,246,424	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 1.46%(f)	13,246,424

Total Unaffiliated Investment Company (Cost $13,246,424)		13,246,424

Total Investment Securities (Cost $398,899,901) - 111.5%		397,951,493
Net other assets (liabilities) - (11.5)%		(40,944,498)

Net Assets - 100.0%		$357,006,995

Percentages indicated are based on net assets as of March 31, 2018.

12MTA	-	12 Month Treasury Average
GO	-	General Obligation
LIBOR	-	London Interbank Offered Rate
MTN	-	Medium Term Note
REMIC	-	Real Estate Mortgage Investment Conduit
TBA	-	To Be Announced Security
US0001M	-	1 Month US Dollar LIBOR
US0003M	-	3 Month US Dollar LIBOR
US0006M	-	6 Month US Dollar LIBOR

^	This security or a partial position of this security was on loan as of March 31, 2018. The total value of securities on loan as of March 31, 2018, was $1,055,954.
+	The principal amount is disclosed in local currency and the fair value is disclosed in U.S. Dollars.
(a)	Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investors. The sub-adviser has deemed these securities to be liquid based on procedures approved by the Board of Trustees.
(b)	The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security. The rate presented is the rate in effect at March 31, 2018.
(c)	Security was valued in good faith pursuant to procedures approved by the Board of Trustees as of March 31, 2018. The total of all such securities represent 0.06% of the net assets of the fund.
(d)	All or a portion of this security has been pledged as collateral for open derivative positions.
(e)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before March 31, 2018.
(f)	The rate represents the effective yield at March 31, 2018.

Continued

AZL MetWest Total Return Bond Fund

Schedule of Portfolio Investments

March 31, 2018 (Unaudited)

Futures Contracts

At March 31, 2018, the Fund’s futures contracts were as follows:

Short Futures

Description	Expiration Date	Number of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)
Euro-Bobl June Futures (Euro)	6/7/18	46	(7,427,935)	$(50,825)

				$(50,825)

Long Futures

Description	Expiration Date	Number of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)
U.S. Treasury 2-Year Note June Futures (U.S. Dollar)	6/29/18	168	35,718,375	$15,753
U.S. Treasury 5-Year Note June Futures (U.S. Dollar)	6/29/18	195	22,319,883	108,824

				$124,577

Total Net Futures Contracts				$73,752

Forward Currency Contracts

At March 31, 2018, the Fund’s open forward currency contracts were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
Short Contracts:
U.S. Dollar	2,302,037	Japanese Yen	245,000,000	Goldman Sachs	6/4/18	$(10,800)

						$(10,800)

See accompanying notes to the schedules of portfolio investments.

AZL Mid Cap Index Fund

Schedule of Portfolio Investments

March 31, 2018 (Unaudited)

Shares		Fair Value
Common Stocks (97.1%):
Aerospace & Defense (1.4%):
30,446	Curtiss-Wright Corp.	$4,112,341
18,068	Esterline Technologies Corp.*	1,321,674
34,744	KLX, Inc.*	2,468,909
39,862	Orbital ATK, Inc.	5,286,100
24,610	Teledyne Technologies, Inc.*	4,606,254

		17,795,278

Airlines (0.4%):
222,133	JetBlue Airways Corp.*	4,513,743

Auto Components (0.8%):
35,110	Cooper Tire & Rubber Co.^	1,028,723
100,095	Dana Holding Corp.	2,578,447
60,870	Delphi Technologies plc	2,900,456
189,443	Gentex Corp.	4,360,978

		10,868,604

Automobiles (0.3%):
33,792	Thor Industries, Inc.^	3,891,825

Banks (8.0%):
117,684	Associated Banc-Corp.	2,924,447
58,365	BancorpSouth Bank^	1,856,007
29,085	Bank of Hawaii Corp.^	2,416,964
83,801	Bank of the Ozarks, Inc.^	4,045,074
52,585	Cathay General Bancorp	2,102,348
49,181	Chemical Financial Corp.^	2,689,217
65,099	Commerce Bancshares, Inc.^	3,900,081
39,990	Cullen/Frost Bankers, Inc.	4,241,739
99,750	East West Bancorp, Inc.	6,238,365
223,415	F.N.B. Corp.^	3,004,932
225,578	First Horizon National Corp.	4,247,634
121,223	Fulton Financial Corp.	2,151,708
58,786	Hancock Holding Co.	3,039,236
109,196	Home Bancshares, Inc.^	2,490,761
37,108	International Bancshares Corp.	1,443,501
57,980	MB Financial, Inc.	2,347,030
86,944	PacWest Bancorp	4,306,336
51,043	Pinnacle Financial Partners, Inc.^	3,276,961
48,192	Prosperity Bancshares, Inc.^	3,500,185
37,044	Signature Bank*	5,258,396
154,969	Sterling Bancorp	3,494,551
81,842	Synovus Financial Corp.	4,087,189
117,738	TCF Financial Corp.	2,685,604
34,252	Texas Capital Bancshares, Inc.*^	3,079,255
46,431	Trustmark Corp.^	1,446,790
30,431	UMB Financial Corp.	2,202,900
151,979	Umpqua Holdings Corp.	3,253,870
72,543	United Bankshares, Inc.^	2,557,141
183,100	Valley National Bancorp^	2,281,426
63,579	Webster Financial Corp.^	3,522,277
38,803	Wintrust Financial Corp.	3,338,998

		97,430,923

Beverages (0.1%):
6,091	Boston Beer Co., Inc. (The), Class A*	1,151,504

Biotechnology (0.3%):
29,833	United Therapeutics Corp.*	3,352,036

Building Products (0.4%):
25,949	Lennox International, Inc.^	5,303,197

Capital Markets (4.0%):
83,068	Eaton Vance Corp.	4,624,396
28,459	Evercore Partners, Inc., Class A	2,481,625
26,977	FactSet Research Systems, Inc.^	5,379,753
65,726	Federated Investors, Inc., Class B^	2,195,248
49,366	Interactive Brokers Group, Inc., Class A	3,319,370
124,516	Janus Henderson Group plc^	4,120,234

Shares		Fair Value
Common Stocks, continued
Capital Markets, continued
58,766	Legg Mason, Inc.^	$2,388,838
25,946	MarketAxess Holdings, Inc.	5,641,698
62,098	MSCI, Inc., Class A	9,281,789
90,539	SEI Investments Co.	6,782,276
49,641	Stifel Financial Corp.	2,940,236

		49,155,463

Chemicals (2.7%):
42,908	Ashland Global Holdings, Inc.	2,994,549
42,804	Cabot Corp.	2,385,039
127,692	Chemours Co. (The)	6,219,878
24,526	Minerals Technologies, Inc.	1,642,016
6,334	NewMarket Corp.^	2,544,241
115,232	Olin Corp.	3,501,900
55,826	PolyOne Corp.	2,373,722
92,208	RPM International, Inc.	4,395,555
27,503	Scotts Miracle-Gro Co. (The)^	2,358,382
29,758	Sensient Technologies Corp.^	2,100,320
138,680	Valvoline, Inc.^	3,068,988

		33,584,590

Commercial Services & Supplies (2.0%):
34,877	Brink’s Co. (The)	2,488,474
35,544	Clean Harbors, Inc.*	1,734,903
139,217	Copart, Inc.*	7,090,321
32,984	Deluxe Corp.^	2,441,146
50,851	Healthcare Services Group, Inc.	2,211,001
40,940	Herman Miller, Inc.	1,308,033
30,080	HNI Corp.	1,085,587
23,465	MSA Safety, Inc.	1,953,227
127,868	Pitney Bowes, Inc.	1,392,483
66,267	Rollins, Inc.^	3,381,605

		25,086,780

Communications Equipment (1.1%):
119,945	ARRIS International plc*	3,186,938
99,643	Ciena Corp.*	2,580,753
23,756	InterDigital, Inc.	1,748,442
60,605	NetScout Systems, Inc.*^	1,596,942
22,586	Plantronics, Inc.	1,363,517
37,787	ViaSat, Inc.*^	2,483,362

		12,959,954

Construction & Engineering (1.2%):
109,799	Aecom Technology Corp.*^	3,912,138
21,509	Dycom Industries, Inc.*	2,315,014
40,252	EMCOR Group, Inc.	3,136,838
27,669	Granite Construction, Inc.	1,545,590
97,403	KBR, Inc.^	1,576,955
15,660	Valmont Industries, Inc.	2,291,058

		14,777,593

Construction Materials (0.3%):
33,543	Eagle Materials, Inc., Class A	3,456,606

Consumer Finance (0.3%):
299,373	SLM Corp.*	3,355,971

Containers & Packaging (1.2%):
42,896	AptarGroup, Inc.	3,853,347
62,802	Bemis Co., Inc.	2,733,143
17,679	Greif, Inc., Class A	923,728
112,658	Owens-Illinois, Inc.*	2,440,172
50,676	Silgan Holdings, Inc.^	1,411,327
68,773	Sonoco Products Co.	3,335,491

		14,697,208

Distributors (0.3%):
27,831	Pool Corp.	4,069,449

Diversified Consumer Services (0.8%):
41,550	Adtalem Global Education, Inc.*^	1,975,703
3,212	Graham Holdings Co., Class B	1,934,427

Continued

AZL Mid Cap Index Fund

Schedule of Portfolio Investments

March 31, 2018 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Diversified Consumer Services, continued
127,639	Service Corp. International	$4,817,095
25,521	Sotheby’s*^	1,309,483

		10,036,708

Electric Utilities (2.0%):
35,097	ALLETE, Inc.	2,535,758
148,769	Great Plains Energy, Inc.	4,729,367
75,196	Hawaiian Electric Industries, Inc.	2,585,238
34,738	IDACORP, Inc.	3,066,323
137,828	OGE Energy Corp.	4,516,624
55,098	PNM Resources, Inc.	2,107,499
98,136	Westar Energy, Inc.	5,160,972

		24,701,781

Electrical Equipment (0.7%):
28,853	EnerSys	2,001,533
37,726	Hubbell, Inc.	4,594,272
30,666	Regal-Beloit Corp.^	2,249,351

		8,845,156

Electronic Equipment, Instruments & Components (4.6%):
60,597	Arrow Electronics, Inc.*	4,667,181
82,853	Avnet, Inc.	3,459,941
28,877	Belden, Inc.^	1,990,780
119,701	Cognex Corp.^	6,223,255
17,118	Coherent, Inc.*^	3,207,913
120,890	Jabil, Inc.	3,473,170
131,032	Keysight Technologies, Inc.*	6,864,767
60,916	Knowles Corp.*^	766,932
17,110	Littlelfuse, Inc.	3,561,960
74,173	National Instruments Corp.	3,750,929
20,237	SYNNEX Corp.	2,396,061
24,042	Tech Data Corp.*	2,046,695
171,346	Trimble Navigation, Ltd.*	6,147,894
76,810	VeriFone Systems, Inc.*^	1,181,338
91,480	Vishay Intertechnology, Inc.	1,701,528
36,726	Zebra Technologies Corp., Class A*	5,111,892

		56,552,236

Energy Equipment & Services (1.3%):
30,527	Core Laboratories NV	3,303,632
43,734	Diamond Offshore Drilling, Inc.*^	641,140
26,436	Dril-Quip, Inc.*^	1,184,333
298,525	Ensco plc, Class A, ADR^	1,310,525
217,634	Nabors Industries, Ltd.	1,521,262
67,279	Oceaneering International, Inc.^	1,247,353
153,583	Patterson-UTI Energy, Inc.	2,689,238
77,647	Rowan Cos. plc, Class A*	896,046
106,755	Superior Energy Services, Inc.*	899,945
301,214	Transocean, Ltd.*^	2,982,019

		16,675,493

Equity Real Estate Investment Trusts (8.1%):
94,358	American Campus Communities, Inc.	3,644,106
64,067	Camden Property Trust	5,393,159
82,051	Corecivic, Inc.	1,601,636
23,639	Coresite Realty Corp.^	2,370,046
69,860	Corporate Office Properties Trust^	1,804,484
291,038	Cousins Properties, Inc.	2,526,210
66,314	Cyrusone, Inc.^	3,395,940
64,714	DCT Industrial Trust, Inc.	3,645,987
109,324	Douglas Emmett, Inc.	4,018,750
52,049	Education Realty Trust, Inc.	1,704,605
44,797	EPR Properties^	2,481,754
83,116	First Industrial Realty Trust, Inc.	2,429,481
86,019	Geo Group, Inc. (The)	1,760,809
86,557	Healthcare Realty Trust, Inc.^	2,398,494
71,587	Highwoods Properties, Inc.	3,136,942

Shares		Fair Value
Common Stocks, continued
Equity Real Estate Investment Trusts, continued
109,624	Hospitality Properties Trust	$2,777,872
64,771	JBG SMITH Properties	2,183,430
68,226	Kilroy Realty Corp.	4,841,316
57,895	Lamar Advertising Co., Class A	3,685,596
78,575	LaSalle Hotel Properties	2,279,461
101,970	Liberty Property Trust	4,051,268
32,173	Life Storage, Inc.	2,687,089
62,027	Mack-Cali Realty Corp.	1,036,471
251,660	Medical Properties Trust, Inc.^	3,271,580
106,310	National Retail Properties, Inc.^	4,173,731
137,099	Omega Healthcare Investors, Inc.	3,707,157
41,544	Potlatch Corp.	2,162,365
65,317	Quality Care Properties*	1,269,109
89,254	Rayonier, Inc.	3,139,956
123,461	Sabra Health Care REIT, Inc.	2,179,087
158,535	Senior Housing Properties Trust	2,482,658
64,846	Tanger Factory Outlet Centers, Inc.^	1,426,612
42,054	Taubman Centers, Inc.	2,393,293
114,370	Uniti Group, Inc.^	1,858,513
72,754	Urban Edge Properties^	1,553,298
126,327	Washington Prime Group, Inc.	842,601
82,802	Weingarten Realty Investors	2,325,080

		98,639,946

Food & Staples Retailing (0.5%):
25,887	Casey’s General Stores, Inc.^	2,841,617
85,690	Sprouts Farmers Market, Inc.*^	2,011,144
34,796	United Natural Foods, Inc.*^	1,494,140

		6,346,901

Food Products (2.1%):
127,859	Flowers Foods, Inc.	2,794,998
71,749	Hain Celestial Group, Inc.*	2,300,990
49,854	Ingredion, Inc.	6,427,177
100,821	Lamb Weston Holding, Inc.	5,869,799
13,374	Lancaster Colony Corp.	1,646,874
45,289	Post Holdings, Inc.*^	3,431,095
13,893	Sanderson Farms, Inc.^	1,653,545
13,250	Tootsie Roll Industries, Inc.^	390,210
39,177	TreeHouse Foods, Inc.*^	1,499,304

		26,013,992

Gas Utilities (2.0%):
76,586	Atmos Energy Corp.	6,451,604
59,190	National Fuel Gas Co.^	3,045,326
60,328	New Jersey Resources Corp.	2,419,153
36,100	ONE Gas, Inc.	2,383,322
33,228	Southwest Gas Corp.	2,247,210
119,464	UGI Corp.	5,306,591
35,442	WGL Holdings, Inc.	2,964,723

		24,817,929

Health Care Equipment & Supplies (4.0%):
29,004	ABIOMED, Inc.*	8,439,874
24,428	Cantel Medical Corp.	2,721,523
50,094	Globus Medical, Inc., Class A*	2,495,683
32,602	Halyard Health, Inc.*	1,502,300
45,639	Hill-Rom Holdings, Inc.	3,970,593
10,377	ICU Medical, Inc.*	2,619,155
29,956	LivaNova plc*	2,651,106
32,807	Masimo Corp.*	2,885,376
35,383	NuVasive, Inc.*	1,847,346
58,516	STERIS plc^	5,463,053
31,071	Teleflex, Inc.	7,922,484
51,087	West Pharmaceutical Services, Inc.	4,510,471

		47,028,964

Health Care Providers & Services (1.8%):
56,516	Acadia Healthcare Co., Inc.*^	2,214,297

Continued

AZL Mid Cap Index Fund

Schedule of Portfolio Investments

March 31, 2018 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Health Care Providers & Services, continued
67,567	Encompass Health Corp.	$3,862,805
27,036	LifePoint Hospitals, Inc.*	1,270,692
64,678	MEDNAX, Inc.*	3,598,037
31,712	Molina Healthcare, Inc.*^	2,574,380
56,267	Patterson Cos., Inc.^	1,250,815
55,788	Tenet Healthcare Corp.*	1,352,859
30,701	WellCare Health Plans, Inc.*	5,944,636

		22,068,521

Health Care Technology (0.3%):
125,563	Allscripts Healthcare Solutions, Inc.*	1,550,703
40,838	Medidata Solutions, Inc.*	2,565,035

		4,115,738

Hotels, Restaurants & Leisure (2.8%):
56,827	Boyd Gaming Corp.	1,810,508
31,752	Brinker International, Inc.^	1,146,247
29,210	Cheesecake Factory, Inc. (The)	1,408,506
7,784	Churchill Downs, Inc.	1,899,685
16,601	Cracker Barrel Old Country Store, Inc.^	2,642,879
30,169	Domino’s Pizza, Inc.	7,046,273
56,777	Dunkin’ Brands Group, Inc.^	3,389,019
72,844	Ilg, Inc.	2,266,177
16,864	International Speedway Corp., Class A	743,702
20,430	Jack in the Box, Inc.	1,743,292
16,936	Papa John’s International, Inc.	970,433
36,694	Scientific Games Corp., Class A*^	1,526,470
54,247	Six Flags Entertainment Corp.^	3,377,418
45,263	Texas Roadhouse, Inc.	2,615,296
124,525	Wendy’s Co. (The)	2,185,414

		34,771,319

Household Durables (1.5%):
18,678	Helen of Troy, Ltd.*^	1,624,986
58,429	KB Home	1,662,305
2,362	NVR, Inc.*	6,613,600
32,018	Tempur Sealy International, Inc.*^	1,450,095
98,534	Toll Brothers, Inc.	4,261,596
104,435	TRI Pointe Homes, Inc.*^	1,715,867
35,321	Tupperware Brands Corp.	1,708,830

		19,037,279

Household Products (0.2%):
41,168	Energizer Holdings, Inc.^	2,452,789

Industrial Conglomerates (0.4%):
42,653	Carlisle Cos., Inc.	4,453,400

Insurance (4.4%):
9,952	Alleghany Corp.	6,114,907
48,037	American Financial Group, Inc.	5,390,712
41,703	Aspen Insurance Holdings, Ltd.	1,870,380
159,456	Brown & Brown, Inc.	4,056,561
113,058	CNO Financial Group, Inc.	2,449,967
76,079	First American Financial Corp.	4,464,316
342,633	Genworth Financial, Inc., Class A*	969,651
29,607	Hanover Insurance Group, Inc. (The)	3,490,369
33,480	Kemper Corp.^	1,908,360
25,356	Mercury General Corp.	1,163,080
172,789	Old Republic International Corp.	3,706,324
30,308	Primerica, Inc.	2,927,753
44,476	Reinsurance Group of America, Inc.	6,849,304
27,860	RenaissanceRe Holdings, Ltd.	3,858,888
67,083	W.R. Berkley Corp.	4,876,934

		54,097,506

Internet Software & Services (0.7%):
48,974	Cars.com, Inc.*^	1,387,433

Shares		Fair Value
Common Stocks, continued
Internet Software & Services, continued
33,873	j2 Global, Inc.^	$2,673,257
36,226	LogMeIn, Inc.	4,185,915

		8,246,605

IT Services (3.8%):
54,280	Acxiom Corp.*^	1,232,699
80,603	Broadridge Financial Solutions, Inc.	8,841,344
63,305	Convergys Corp.	1,431,959
56,389	CoreLogic, Inc.*	2,550,474
40,889	DST Systems, Inc.	3,420,365
53,349	Jack Henry & Associates, Inc.	6,452,562
98,226	Leidos Holdings, Inc.	6,423,980
45,045	Maximus, Inc.	3,006,303
155,722	Sabre Corp.^	3,340,237
29,604	Science Applications International Corp.	2,332,795
84,129	Teradata Corp.*^	3,337,397
27,597	WEX, Inc.*	4,322,242

		46,692,357

Leisure Products (0.7%):
60,429	Brunswick Corp.	3,588,878
40,435	Polaris Industries, Inc.^	4,630,617

		8,219,495

Life Sciences Tools & Services (1.0%):
13,942	Bio-Rad Laboratories, Inc., Class A*	3,486,615
25,826	Bio-Techne Corp.	3,900,760
32,710	Charles River Laboratories International, Inc.*	3,491,465
39,166	Syneos Health, Inc.*	1,390,393

		12,269,233

Machinery (4.9%):
45,559	AGCO Corp.	2,954,501
34,940	Crane Co.	3,240,336
89,622	Donaldson Co., Inc.	4,037,471
116,844	Graco, Inc.	5,342,107
52,766	IDEX Corp.	7,519,682
60,701	ITT, Inc.	2,973,135
56,231	Kennametal, Inc.^	2,258,237
42,582	Lincoln Electric Holdings, Inc.	3,830,251
35,187	Nordson Corp.	4,797,396
51,430	OshKosh Corp.	3,973,996
53,127	Terex Corp.	1,987,481
47,292	Timken Co.	2,156,515
74,145	Toro Co.	4,630,355
103,858	Trinity Industries, Inc.^	3,388,887
58,991	Wabtec Corp.^	4,801,867
38,044	Woodward, Inc.	2,726,233

		60,618,450

Marine (0.2%):
37,094	Kirby Corp.*^	2,854,383

Media (1.5%):
34,016	AMC Networks, Inc., Class A*^	1,758,627
3,245	Cable One, Inc.^	2,229,672
73,185	Cinemark Holdings, Inc.	2,756,879
30,525	John Wiley & Sons, Inc., Class A	1,944,443
93,300	Live Nation, Inc.*	3,931,661
27,516	Meredith Corp.^	1,480,361
88,152	New York Times Co. (The), Class A^	2,124,463
149,179	Tegna, Inc.	1,699,149

		17,925,255

Metals & Mining (2.2%):
87,020	Allegheny Technologies, Inc.*	2,060,634
32,504	Carpenter Technology Corp.^	1,434,076
80,319	Commercial Metals Co.	1,643,327

Continued

AZL Mid Cap Index Fund

Schedule of Portfolio Investments

March 31, 2018 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Metals & Mining, continued
23,148	Compass Minerals International, Inc.^	$1,395,824
50,200	Reliance Steel & Aluminum Co.	4,304,148
45,160	Royal Gold, Inc.	3,877,889
162,700	Steel Dynamics, Inc.	7,194,595
121,292	United States Steel Corp.^	4,268,265
30,051	Worthington Industries, Inc.^	1,289,789

		27,468,547

Multiline Retail (0.2%):
29,046	Big Lots, Inc.	1,264,372
14,300	Dillard’s, Inc., Class A^	1,148,862

		2,413,234

Multi-Utilities (0.9%):
37,109	Black Hills Corp.^	2,015,019
134,770	MDU Resources Group, Inc.	3,795,123
34,164	NorthWestern Corp.	1,838,023
57,251	Vectren Corp.	3,659,484

		11,307,649

Oil, Gas & Consumable Fuels (2.8%):
140,013	Callon Petroleum Co.*^	1,853,772
627,418	Chesapeake Energy Corp.*^	1,894,802
139,037	CNX Resources Corp.*	2,145,341
67,132	Energen Corp.*	4,219,918
112,608	Gulfport Energy Corp.*	1,086,667
122,411	HollyFrontier Corp.	5,981,001
67,141	Matador Resources Co.*	2,008,187
112,122	Murphy Oil Corp.^	2,897,232
76,376	PBF Energy, Inc., Class A	2,589,146
167,381	QEP Resources, Inc.*	1,638,660
70,223	SM Energy Co.	1,266,121
350,466	Southwestern Energy Co.*	1,517,518
46,292	World Fuel Services Corp.	1,136,469
274,911	WPX Energy, Inc.*	4,063,185

		34,298,019

Paper & Forest Products (0.4%):
43,451	Domtar Corp.	1,848,406
99,999	Louisiana-Pacific Corp.	2,876,971

		4,725,377

Personal Products (0.4%):
37,371	Edgewell Personal Care Co.*^	1,824,452
34,214	Nu Skin Enterprises, Inc., Class A	2,521,914

		4,346,366

Pharmaceuticals (0.7%):
64,182	Akorn, Inc.*^	1,200,845
91,984	Catalent, Inc.*	3,776,863
137,601	Endo International plc*	817,350
59,770	Mallinckrodt plc*^	865,470
36,337	Prestige Brands Holdings, Inc.*^	1,225,284

		7,885,812

Professional Services (0.7%):
25,532	Dun & Bradstreet Corp.	2,987,244
45,653	Manpower, Inc.	5,254,660

		8,241,904

Real Estate Management & Development (0.5%):
46,742	Alexander & Baldwin, Inc.	1,081,142
31,332	Jones Lang LaSalle, Inc.	5,471,821

		6,552,963

Road & Rail (1.9%):
49,037	Avis Budget Group, Inc.*^	2,296,893
42,754	Genesee & Wyoming, Inc., Class A*	3,026,556
88,471	Knight-Swift Transportation Holdings, Inc.	4,070,551
28,966	Landstar System, Inc.	3,176,122

Shares		Fair Value
Common Stocks, continued
Road & Rail, continued
47,163	Old Dominion Freight Line, Inc.^	$6,931,545
36,574	Ryder System, Inc.	2,662,221
30,659	Werner Enterprises, Inc.^	1,119,054

		23,282,942

Semiconductors & Semiconductor Equipment (3.3%):
43,569	Cirrus Logic, Inc.*	1,770,208
67,736	Cree, Inc.*^	2,730,438
244,709	Cypress Semiconductor Corp.^	4,150,265
56,203	First Solar, Inc.*	3,989,289
90,863	Integrated Device Technology, Inc.*^	2,776,773
81,119	Microsemi Corp.*	5,250,022
37,572	MKS Instruments, Inc.	4,345,202
26,730	Monolithic Power Systems, Inc.^	3,094,532
29,439	Silicon Laboratories, Inc.*	2,646,566
23,597	Synaptics, Inc.*^	1,079,091
134,773	Teradyne, Inc.	6,160,474
75,083	Versum Materials, Inc.	2,825,373

		40,818,233

Software (3.2%):
80,078	ACI Worldwide, Inc.*^	1,899,450
33,136	Blackbaud, Inc.^	3,373,576
87,316	CDK Global, Inc.	5,530,595
28,825	CommVault Systems, Inc.*	1,648,790
20,731	Fair Isaac Corp.	3,511,209
99,706	Fortinet, Inc.*	5,342,247
46,662	Manhattan Associates, Inc.*^	1,954,205
80,177	PTC, Inc.*	6,254,609
24,307	Tyler Technologies, Inc.*^	5,127,805
20,027	Ultimate Software Group, Inc. (The)*^	4,880,580

		39,523,066

Specialty Retail (1.8%):
42,610	Aaron’s, Inc.	1,985,626
116,401	American Eagle Outfitters, Inc.	2,319,872
41,121	AutoNation, Inc.*	1,923,640
98,071	Bed Bath & Beyond, Inc.^	2,058,510
57,348	Dick’s Sporting Goods, Inc.^	2,010,047
69,356	GameStop Corp., Class A^	875,273
76,702	Michaels Cos., Inc. (The)*^	1,511,796
21,707	Murphy U.S.A., Inc.*	1,580,270
353,337	Office Depot, Inc.	759,675
86,279	Sally Beauty Holdings, Inc.*^	1,419,290
41,676	Signet Jewelers, Ltd.	1,605,360
55,522	Urban Outfitters, Inc.*	2,052,093
53,210	Williams-Sonoma, Inc.	2,807,360

		22,908,812

Technology Hardware, Storage & Peripherals (0.4%):
79,047	3D Systems Corp.*^	916,155
52,787	Diebold, Inc.	812,920
81,789	NCR Corp.*^	2,577,989

		4,307,064

Textiles, Apparel & Luxury Goods (0.7%):
32,612	Carter’s, Inc.	3,394,909
21,882	Deckers Outdoor Corp.*	1,970,036
93,542	Skechers U.S.A., Inc., Class A*	3,637,849

		9,002,794

Thrifts & Mortgage Finance (0.7%):
5,320	LendingTree, Inc.*	1,745,758
338,351	New York Community Bancorp, Inc.	4,408,714
59,657	Washington Federal, Inc.	2,064,132

		8,218,604

Continued

AZL Mid Cap Index Fund

Schedule of Portfolio Investments

March 31, 2018 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Trading Companies & Distributors (0.8%):
26,215	GATX Corp.^	$1,795,465
31,084	MSC Industrial Direct Co., Inc., Class A	2,850,714
75,303	NOW, Inc.*	769,597
22,064	Watsco, Inc.	3,992,922

		9,408,698

Water Utilities (0.3%):
122,496	Aqua America, Inc.^	4,172,214

Wireless Telecommunication Services (0.1%):
63,772	Telephone & Data Systems, Inc.	1,787,529

Total Common Stocks (Cost $962,270,739)		1,193,601,987

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Private Placements (1.7%):
Internet & Direct Marketing Retail (1.0%):
$76,914	Airbnb, Inc., Series D, 0.00%(a)(b)	10,698,737
31,852	Flipkart, Series D, 0.00%(a)(b)	2,806,591

		13,505,328

Internet Software & Services (0.5%):
163,736	DropBox, Inc., Class B, 0.00%(a)(b)	4,869,441
116,948	SurveyMonkey, 0.00%(a)(b)	953,126

		5,822,567

Software (0.2%):
229,712	Palantir Technologies, Inc., Series G, 0.00%(a)(b)	1,265,713
67,672	Palantir Technologies, Inc., Series H, 0.00%(a)(b)	372,873
67,672	Palantir Technologies, Inc., Series H1, 0.00%(a)(b)	372,873

		2,011,459

Total Private Placements (Cost $9,186,590)		21,339,354

Securities Held as Collateral for Securities on Loan (19.2%):
$235,756,274	AZL Mid Cap Index Fund Securities Lending Collateral Account(c)	235,756,274

Total Securities Held as Collateral for Securities on Loan (Cost $235,756,274)		235,756,274

Unaffiliated Investment Company (1.1%):
13,514,384	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 1.46%(d)	13,514,384

Total Unaffiliated Investment Company (Cost $13,514,384)		13,514,384

Total Investment Securities (Cost $1,220,727,987) - 119.1%		1,464,211,999
Net other assets (liabilities) - (19.1)%		(234,725,933)

Net Assets - 100.0%		$1,229,486,066

Percentages indicated are based on net assets as of March 31, 2018.

ADR        -    American Depositary Receipt

*	Non-income producing security.
^	This security or a partial position of this security was on loan as of March 31, 2018. The total value of securities on loan as of March 31, 2018, was $233,676,331.

(a)	Security was valued in good faith pursuant to procedures approved by the Board of Trustees as of March 31, 2018. The total of all such securities represent 1.74% of the net assets of the fund.
(b)	Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investors. The sub-adviser has deemed these securities to be illiquid based on procedures approved by the Board of Trustees. As of March 31, 2018, these securities represent 1.74% of the net assets of the fund.
(c)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before March 31, 2018.
(d)	The rate represents the effective yield at March 31, 2018.

Continued

AZL Mid Cap Index Fund

Schedule of Portfolio Investments

March 31, 2018 (Unaudited)

Futures Contracts

Cash of $614,000 has been segregated to cover margin requirements for the following open contracts as of March 31, 2018:

Long Futures

Description	Expiration Date	Number of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)
S&P MidCap 400 E-Mini June Futures (U.S. Dollar)	6/15/18	81	15,253,110	$(303,038)

				$(303,038)

See accompanying notes to the schedules of portfolio investments.

AZL Moderate Index Strategy Fund

Schedule of Portfolio Investments

March 31, 2018 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Affiliated Investment Companies (100.0%):
2,721,885	AZL Mid Cap Index Fund, Class 2	$63,365,472
6,252,606	AZL International Index Fund, Class 2	106,982,086
26,599,654	AZL Enhanced Bond Index Fund	285,148,293
2,121,775	AZL Small Cap Stock Index Fund, Class 2	31,720,534
13,715,448	AZL S&P 500 Index Fund, Class 2	219,172,855

Total Affiliated Investment Companies (Cost $641,149,346)		706,389,240

Total Investment Securities (Cost $641,149,346) - 100.0%		706,389,240
Net other assets (liabilities) - 0.0%		(179,338)

Net Assets - 100.0%		$706,209,902

Percentages indicated are based on net assets as of March 31, 2018.

See accompanying notes to the schedules of portfolio investments.

AZL Morgan Stanley Global Real Estate Fund

Schedule of Portfolio Investments

March 31, 2018 (Unaudited)

Shares		Fair Value
Common Stocks (98.8%):
Diversified Real Estate Activities (8.6%):
52,621	Henderson Land Development Co., Ltd.	$344,769
131,811	Mitsubishi Estate Co., Ltd.	2,191,551
101,798	Mitsui Fudosan Co., Ltd.	2,455,485
595,801	New World Development Co., Ltd.	849,397
22,331	Sumitomo Realty & Development Co., Ltd.	835,735
196,971	Sun Hung Kai Properties, Ltd.	3,137,827
24,715	UOL Group, Ltd.	162,031
185,399	Wharf Holdings, Ltd. (The)	642,280

		10,619,075

Diversified REITs (6.8%):
88	Activia Properties, Inc.	394,869
3,168	Fonciere des Regions SA	349,738
15,878	Forest City Realty Trust, Inc., Class A	321,688
5,013	Gecina SA	871,203
126,217	GPT Group	461,356
11,849	H&R Real Estate Investment Trust	193,436
98,413	Hibernia REIT plc	174,817
20,696	Hispania Activos Inmobiliarios SA	440,256
28	Hulic REIT, Inc.	42,669
3,202	ICADE	311,149
11	Kenedix Office Investment Corp.	67,100
152,752	Land Securities Group plc	2,010,868
4,825	Liberty Property Trust	191,697
55,718	Merlin Properties Socimi SA	853,000
262,928	Mirvac Group	436,038
421	Nomura Real Estate Master Fund, Inc.	586,880
141,136	Stockland Trust Group	437,630
78,764	Suntec REIT	114,203
245	United Urban Investment Corp.	383,048

		8,641,645

Environmental & Facilities Services (0.1%):
48,000	A-Living Services Co., Ltd., Class H*	69,848

Health Care Facilities (0.1%):
16,761	Extendicare, Inc.	110,075

Health Care REITs (3.7%):
70,988	HCP, Inc.^	1,649,051
40,278	Healthcare Realty Trust, Inc.	1,116,103
21,164	Healthcare Trust of America, Inc., Class A	559,788
16,000	Ventas, Inc.	792,480
10,905	Welltower, Inc.	593,559

		4,710,981

Hotel & Resort REITs (2.8%):
12,133	Chesapeake Lodging Trust	337,419
51,965	Host Hotels & Resorts, Inc.	968,628
654	Invincible Investment Corp.	302,697
254	Japan Hotel REIT Investment Corp.	181,150
42,941	LaSalle Hotel Properties^	1,245,718
24,780	RLJ Lodging Trust^	481,723

		3,517,335

Hotels, Resorts & Cruise Lines (0.1%):
1,600	Hilton Worldwide Holdings, Inc.	126,016

Industrial REITs (4.8%):
112,798	Ascendas Real Estate Investment Trust	227,064
24,104	DCT Industrial Trust, Inc.	1,358,019
13,720	Duke Realty Corp.	363,306
16,700	Ec World REIT	9,437
379	GLP J-REIT	420,098
110,958	Macquarie Goodman Group	720,998
38	Nippon Prologis REIT, Inc.	82,499

Shares		Fair Value
Common Stocks, continued
Industrial REITs, continued
34,537	ProLogis, Inc.	$2,175,486
16,187	Rexford Industrial Realty, Inc.	466,024
12,076	SERGO plc	101,956

		5,924,887

Mortgage REITs (0.5%):
11,290	Blackstone Mortgage Trust, Inc., Class A^	354,732
13,630	Starwood Property Trust, Inc.^	285,549

		640,281

Office REITs (19.9%):
3,681	Alexandria Real Estate Equities, Inc.	459,720
74,281	Beni Stabili SpA	61,876
41,362	Boston Properties, Inc.	5,096,626
13,056	Brandywine Realty Trust	207,329
178,344	CapitaLand Commercial Trust	250,255
541,000	Champion REIT	386,745
36,888	Cousins Properties, Inc.	320,188
25,871	Derwent Valley Holdings plc	1,126,508
107,223	Dexus Property Group	770,862
4,965	Douglas Emmett, Inc.	182,513
104,065	Great Portland Estates plc	972,066
284,742	Green REIT plc	530,668
10,826	Hudson Pacific Properties, Inc.	352,170
111	Japan Real Estate Investment Corp.	577,817
24,449	JBG SMITH Properties^	824,176
221,606	Keppel REIT	205,410
14,916	Kilroy Realty Corp.	1,058,439
64,906	Mack-Cali Realty Corp.	1,084,579
166	Nippon Building Fund, Inc.	922,257
40	ORIX JREIT, Inc.	62,194
66,586	Paramount Group, Inc.^	948,185
43,340	SL Green Realty Corp.	4,196,612
12,943	Tier REIT, Inc.	239,187
62,698	Vornado Realty Trust	4,219,575

		25,055,957

Real Estate Development (2.7%):
117,925	China Overseas Land & Investment, Ltd.	414,569
48,000	China Resources Land, Ltd.	176,873
45,500	China Vanke Co., Ltd., Class H	209,818
202,040	CK Asset Holdings, Ltd.	1,709,739
113,000	Country Garden Holdings Co., Ltd.	235,985
121,200	Guangzhou R&F Properties Co., Ltd., Class H	305,882
63,525	St. Modwen Properties plc	345,216
58,959	Urban & Civic plc	253,147

		3,651,229

Real Estate Operating Companies (10.9%):
1,992	ADO Properties SA	112,046
26,936	Atrium European Real Estate, Ltd.	132,655
12,985	Atrium Ljungberg AB, Class B	191,524
2,485,087	BGP Holdings plc(a)(b)	3,057
3,114	Capital & Counties Properties plc	11,900
4,031	Carmila SA	119,075
15,092	Castellum AB^	247,028
111,050	Citycon OYJ^	249,844
2,212	Deutsche Euroshop AG	81,089
20,898	Deutsche Wohnen AG	975,315
31,747	Entra ASA	433,276
38,262	First Capital Realty, Inc.	604,434
15,953	Grainger Trust plc	64,752
314,852	Hongkong Land Holdings, Ltd.	2,176,480
35,163	Hufvudstaden AB^	524,435
44,256	Hulic Co., Ltd.	483,269
195,669	Hysan Development Co., Ltd.	1,038,526
11,489	Inmobiliaria Colonial SA	132,927

Continued

AZL Morgan Stanley Global Real Estate Fund

Schedule of Portfolio Investments

March 31, 2018 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Real Estate Operating Companies, continued
15,253	Kungsleden AB	$101,969
2,879	LEG Immobilien AG	323,882
214,000	LXB Retail Properties plc*	69,317
61,964	Norwegian Property ASA	80,408
7,327	PSP Swiss Property AG	715,072
487,929	Swire Properties, Ltd.	1,715,817
30,905	Vonovia SE	1,532,461
226,710	Wharf Real Estate Investment Co., Ltd.	1,484,239

		13,604,797

Real Estate Services (0.1%):
166,800	APAC Realty, Ltd.*	156,201

Residential REITs (8.8%):
138	Advance Residence Investment	351,149
74,021	American Homes 4 Rent, Class A^	1,486,342
6,700	Apartment Investment & Management Co., Class A	273,025
12,371	AvalonBay Communities, Inc.^	2,034,535
6,748	Boardwalk REIT	231,900
16,315	Camden Property Trust	1,373,397
15,870	Education Realty Trust, Inc.^	519,743
39,122	Equity Residential Property Trust	2,410,698
4,475	Essex Property Trust, Inc.^	1,077,043
7,104	Invitation Homes, Inc.	162,184
6,200	Mid-America Apartment Communities, Inc.	565,688
14,492	UDR, Inc.	516,205

		11,001,909

Retail REITs (24.3%):
189,623	British Land Co. plc	1,710,143
62,101	Brixmor Property Group, Inc.	947,040
121,662	Capital & Regional plc	92,159
147,852	CapitaMall Trust	235,347
16,936	Crombie REIT	165,258
10,930	DDR Corp.^	80,117
15,119	Eurocommercial Properties NV	625,287
1,173	Federal Realty Investment Trust	136,197
131,268	Ggp US	2,685,743
114,754	Hammerson plc	864,995
289	Japan Retail Fund Investment Corp.	561,891
22,580	Kimco Realty Corp.^	325,152
27,238	Klepierre	1,098,919
68,402	Liberty International plc	199,454
249,884	Link REIT (The)	2,143,165
24,814	Macerich Co. (The)^	1,390,080
22,620	Mercialys SA	434,519
12,071	National Retail Properties, Inc.^	473,907
16,821	Pennsylvania Real Estate Investment Trust	162,323
24,219	Regency Centers Corp.	1,428,437
30,675	RioCan REIT	562,923
444,654	Scentre Group	1,313,276
50,899	Simon Property Group, Inc.	7,856,261
5,342	Smart Real Estate Investment Trust	120,715
14,395	Taubman Centers, Inc.	819,219
9,941	Unibail-Rodamco SE	2,275,286
263,907	Vicinity Centres	490,430
204,034	Westfield Corp.	1,340,016

		30,538,259

Specialized REITs (4.6%):
37,168	CubeSmart^	1,048,138
5,805	Digital Realty Trust, Inc.	611,731
12,842	Gaming & Leisure Properties, Inc.	429,822
10,100	Life Storage, Inc.	843,552
10,182	Public Storage, Inc.	2,040,371

Shares		Fair Value
Common Stocks, continued
Specialized REITs, continued
23,411	QTS Realty Trust, Inc., Class A^	$847,946

		5,821,560

Total Common Stocks (Cost $118,228,626)		124,190,055

Shares or Principal Amount		Fair Value
Securities Held as Collateral for Securities on Loan (7.4%):
$9,234,806	AZL Morgan Stanley Global Real Estate Fund Securities Lending Collateral Account(c)	9,234,806

Total Securities Held as Collateral for Securities on Loan (Cost $9,234,806)		9,234,806

Unaffiliated Investment Company (0.2%):
261,807	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 1.46%(d)	261,807

Total Unaffiliated Investment Company (Cost $261,807)		261,807

Total Investment Securities (Cost $127,725,239) - 106.4%		133,686,668
Net other assets (liabilities) - (6.4)%		(8,052,934)

Net Assets - 100.0%		$125,633,734

Percentages indicated are based on net assets as of March 31, 2018.

*	Non-income producing security.
^	This security or a partial position of this security was on loan as of March 31, 2018. The total value of securities on loan as of March 31, 2018, was $9,049,726.
(a)	Security was valued in good faith pursuant to procedures approved by the Board of Trustees as of March 31, 2018. The total of all such securities represent 0.00% of the net assets of the fund.
(b)	The sub-adviser has deemed these securities to be illiquid based on procedures approved by the Board of Trustees. As of March 31, 2018, these securities represent 0.00% of the net assets of the Fund.
(c)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before March 31, 2018.
(d)	The rate represents the effective yield at March 31, 2018.

Continued

AZL Morgan Stanley Global Real Estate Fund

Schedule of Portfolio Investments

March 31, 2018 (Unaudited)

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investments as of March 31, 2018:

Country	Percentage
Australia	4.5%
Bermuda	1.6%
Canada	1.5%
China	0.4%
Finland	0.2%
France	4.1%
Germany	2.3%
Hong Kong	10.7%
Ireland	0.5%
Italy	— %^
Japan	8.2%
Jersey	0.1%
Netherlands	0.5%
Norway	0.4%
Singapore	1.0%
Spain	1.1%
Sweden	0.8%
Switzerland	0.5%
United Kingdom	5.9%
United States	55.7%

100.0%

^	Represents less than 0.05%

See accompanying notes to the schedules of portfolio investments.

AZL MSCI Emerging Markets Equity Index Fund

Schedule of Portfolio Investments

March 31, 2018 (Unaudited)

Shares		Fair Value
Common Stocks (96.3%):
Aerospace & Defense (0.2%):
14,149	Aselsan Elektronik Sanayi Ve Ticaret AS	$110,221
139,000	AviChina Industry & Technology Co., Ltd.	98,615
44,263	Embraer SA	288,159
4,418	Korea Aerospace Industries, Ltd.	208,456
2,385	Samsung Techwin Co., Ltd.*	65,147

		770,598

Air Freight & Logistics (0.0%):
936	Hyundai Glovis Co., Ltd.	160,575

Airlines (0.3%):
126,000	Air China, Ltd.	162,423
89,500	AirAsia Berhad	92,659
188,000	China Airlines, Ltd.*	69,401
126,000	China Southern Airlines Co., Ltd., Class H	132,675
144,200	Eva Airways Corp.	74,371
3,195	Korean Air Lines Co., Ltd.	98,737
20,240	Latam Airlines Group SA	314,793
38,206	Turk Hava Yollari Anonim Ortakligi*	188,175

		1,133,234

Auto Components (0.6%):
14,500	Bharat Forge, Ltd.	156,456
396	Bosch, Ltd.	109,816
125,000	Cheng Shin Rubber Industry Co., Ltd.	204,226
37,200	Fuyao Glass Industry Group Co., Ltd., Class H	144,480
4,908	Hankook Tire Co., Ltd.	242,970
13,244	Hanon Systems	144,821
4,355	Hyundai Mobis Co., Ltd.	1,039,863
1,155	Hyundai Wia Corp.	59,838
43,791	Motherson Sumi Systems, Ltd.	210,105

		2,312,575

Automobiles (2.0%):
5,585	Bajaj Auto, Ltd.	235,915
202,000	Brilliance China Automotive Holdings, Ltd.	424,880
41,500	BYD Co., Ltd., Class H	327,029
188,000	Dongfeng Motor Corp., Series H	219,369
5,291	Ford Otomotiv Sanayi AS	82,781
316,000	Geely Automobile Holdings, Ltd.	923,011
203,000	Great Wall Motor Co.^	205,176
148,000	Guangzhou Automobile Group Co., Ltd.	274,920
2,718	Hero MotoCorp, Ltd.	148,316
9,859	Hyundai Motor Co.	1,333,147
1,672	Hyundai Motor Co., Ltd.	135,765
16,724	Kia Motors Corp.	501,467
45,251	Mahindra & Mahindra, Ltd.	514,018
6,887	Maruti Suzuki India, Ltd.	940,931
1,281,000	PT Astra International Tbk	682,503
27,538	Tata Motors, Ltd.*	78,070
97,750	Tata Motors, Ltd.*	496,401
8,708	Tofas Turk Otomobil Fabrikasi AS	58,535
32,400	UMW Holdings Berhad*	50,772

		7,633,006

Banks (15.9%):
152,680	Abu Dhabi Commercial Bank	274,291
1,674,000	Agricultural Bank of China, Ltd.	962,688
131,441	Akbank T.A.S.	318,923
6,260	Alior Bank SA*	134,789
71,600	Alliance Financial Group Berhad	79,518
86,256	Alpha Bank SA*	184,796
89,500	AMMB Holdings Berhad	90,054

Shares		Fair Value
Common Stocks, continued
Banks, continued
115,515	Axis Bank, Ltd.	$910,073
57,393	Banco Bradesco SA	673,903
1,469,318	Banco de Chile	247,086
2,595	Banco de Credito e Inversiones	192,664
53,624	Banco do Brasil SA	671,559
25,431	Banco Santander Brasil SA	308,161
4,100,296	Banco Santander Chile	345,745
113,116	Banco Santander Mexico SA, Class B	162,738
13,323	Bancolombia SA	144,151
31,108	Bancolombia SA	326,111
16,800	Bangkok Bank Public Co., Ltd.	115,183
2,261	Bank Handlowy w Warszawie SA	50,124
41,982	Bank Millennium SA	101,175
5,044,000	Bank of China, Ltd.	2,741,431
568,000	Bank of Communications Co., Ltd., Class H	448,723
52,000	Bank of the Philippine Islands	117,134
10,434	Bank Pekao SA	376,487
2,604	Bank Zachodni WBK SA	275,872
43,053	Barclays Africa Group, Ltd.	691,753
133,554	BDO Unibank, Inc.	357,063
15,481	BNK Financial Group, Inc.	155,273
2,795	Capitec Bank Holdings, Ltd.	206,043
281,100	Chang Hwa Commercial Bank	163,260
565,000	China Citic Bank Co., Ltd.	389,725
5,409,000	China Construction Bank	5,620,659
890,000	China Development Financial Holding Corp.	316,966
136,000	China Everbright Bank Co., Series H	65,892
253,000	China Merchants Bank Co., Ltd.	1,049,551
364,000	China Minsheng Banking Corp., Ltd.	357,037
1,127,000	Chinatrust Financial Holding Co., Ltd.	814,302
174,000	Chongqing Rural Commercial Bank Co., Ltd.	134,342
290,700	CIMB Group Holdings Berhad	541,220
17,658	Commercial Bank of Qatar Qsc (The)	145,958
71,877	Commercial International Bank Egypt SAE	363,976
4,443	Credicorp, Ltd.	1,008,739
12,002	DGB Financial Group, Inc.	132,055
85,517	Dubai Islamic Bank	123,627
633,459	E.Sun Financial Holding Co., Ltd.	428,423
128,606	Eurobank Ergasias SA*	122,722
553,600	First Financial Holdings Co., Ltd.	386,416
140,140	Grupo Aval Acciones y Valores	58,453
161,759	Grupo Financiero Banorte SAB de C.V.	988,996
156,771	Grupo Financiero Inbursa SAB de C.V., Class O	259,527
42,000	Habib Bank, Ltd.	75,953
19,440	Hana Financial Holdings Group, Inc.	834,981
45,400	Hong Leong Bank Berhad	220,919
15,800	Hong Leong Financial Group Berhad	78,783
488,450	Hua Nan Financial Holdings Co., Ltd.	294,740
155,613	ICICI Bank, Ltd.	668,729
86,731	IDFC Bank, Ltd.	63,299
4,697,000	Industrial & Commercial Bank of China	4,073,190
15,412	Industrial Bank of Korea (IBK)	226,509
10,639,682	Itau Corpbanca	102,271
259,501	Itausa - Investimentos Itau SA	1,093,505
6,098	Itausa-Investimentos Itau SA	14,409
50,100	Kasikornbank Public Co., Ltd.	340,521
71,500	Kasikornbank Public Co., Ltd.	485,972
25,240	KB Financial Group, Inc.	1,461,114
4,645	Komercni Banka AS	212,110

Continued

AZL MSCI Emerging Markets Equity Index Fund

Schedule of Portfolio Investments

March 31, 2018 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Banks, continued
238,400	Krung Thai Bank	$145,175
263,801	Malayan Banking Berhad	718,880
23,698	Masraf Al Rayan	230,258
1,057	mBank SA	129,559
10,500	MCB Bank, Ltd.	20,262
670,000	Mega Financial Holdings Co., Ltd.	579,383
55,091	Metropolitan Bank & Trust	90,949
34,531	Moneta Money Bank As	143,309
91,369	National Bank of Abu Dhabi	291,441
401,473	National Bank of Greece SA*	130,041
14,796	Nedcor, Ltd.^	357,777
15,440	OTP Bank Nyrt	696,496
17,620	Piraeus Bank SA*	56,275
64,016	Powszechna Kasa Oszczednosci Bank Polski SA	757,721
635,600	PT Bank Central Asia Tbk	1,079,329
229,000	PT Bank Danamon Indonesia Tbk	114,807
1,191,800	PT Bank Mandiri Tbk	666,710
458,800	PT Bank Negara Indonesia Tbk	290,375
3,619,500	PT Bank Rakyat Indonesia Tbk	950,182
184,000	Public Bank Berhad	1,148,046
5,089	Qatar Islamic Bank	136,525
15,210	Qatar National Bank	544,134
56,400	RHB Capital Berhad	75,570
160,837	Sberbank of Russia, ADR	2,999,611
7,820	Security Bank Corp.	36,149
26,664	Shinhan Financial Group Co., Ltd.	1,135,670
115,500	Siam Commercial Bank Public Co., Ltd.	531,272
663,530	SinoPac Financial Holdings Co., Ltd.	236,121
83,135	Standard Bank Group, Ltd.	1,538,847
102,289	State Bank of India	394,336
583,529	Taishin Financial Holding Co., Ltd.	288,244
276,040	Taiwan Business Bank	82,725
554,140	Taiwan Cooperative Financial Holding Co., Ltd.	327,528
904,900	TMB Bank PCL	73,135
144,796	Turkiye Garanti Bankasi AS	400,598
43,823	Turkiye Halk Bankasi AS	101,398
104,602	Turkiye Is Bankasi AS, Class C	189,352
51,287	Turkiye Vakiflar Bankasi T.A.O., Class D	84,633
35,000	United Bank, Ltd.	62,496
143,440	VTB Bank OJSC, GDR	281,240
23,863	Woori Bank	323,457
114,535	Yes Bank, Ltd.	543,408

		54,365,786

Beverages (1.3%):
304,938	Ambev SA Com Npv	2,236,458
14,344	Anadolu Efes Biracilik ve Malt Sanayii AS	98,522
28,489	Arca Continental SAB de C.V.	197,034
112,000	China Resources Enterprises, Ltd.	489,787
34,918	Coca-Cola Femsa	230,971
5,282	Coca-Cola Icecek AS	48,239
10,230	Compania Cervecerias Unidas SA	150,637
18,016	Embotelladora Andina SA	88,486
125,781	Fomento Economico Mexicano SAB de C.V.	1,147,483
22,000	Tsingtao Brewery Co., Ltd., Class H	115,990
3,771	United Spirits, Ltd.*	182,375

		4,985,982

Biotechnology (0.6%):
70,000	3SBio, Inc.	159,033

Shares		Fair Value
Common Stocks, continued
Biotechnology, continued
5,279	Celltrion, Inc.*	$1,559,448
282	Medy-Tox, Inc.	199,180
3,659	Sillajen, Inc.*	371,533
11,000	Taimed Biologics, Inc.*	91,991

		2,381,185

Building Products (0.0%):
427	KCC Corp.	133,923

Capital Markets (1.2%):
134,529	B3 SA- Brasil Bolsa Balcao*	1,090,985
23,921	Brait Se^	73,152
604,000	China Cinda Asset Management Co., Ltd., Class H	221,734
64,000	China Everbright, Ltd.	135,147
217,500	China Galaxy Securities Co.	145,902
469,000	China Huarong Asset Management Co., Ltd., Class H	198,682
144,500	Citic Securities Co., Ltd.	334,594
15,738	Coronation Fund Managers, Ltd.	107,403
25,202	Daewoo Securities Co., Ltd.	220,438
98,600	Gf Securities Co., Ltd.	182,805
227,200	Haitong Securities Co., Ltd.	302,452
98,000	Huatai Securities Co., Ltd., Class H	189,946
15,336	Investec, Ltd.	119,715
2,765	Korea Investment Holdings Co., Ltd.	216,209
9,973	NH Investment & Securities Co., Ltd.	131,969
4,611	Samsung Securities Co., Ltd.	171,491
96,161	The Moscow Exchange	197,613
650,000	Yuanta Financial Holding Co., Ltd.	299,855

		4,340,092

Chemicals (2.2%):
14,973	Asian Paints, Ltd.	258,233
180,000	Formosa Chemicals & Fibre Corp.	679,665
267,000	Formosa Plastics Corp.	950,662
3,089	Grupa Azoty SA, ADR	50,569
6,038	Hanwha Chemical Corp.	168,692
1,246	Hyosung Corp.	140,683
99,500	Indorama Ventures PCL	181,485
1,295	Kumho Petrochemical Co., Ltd.	118,545
540	LG Chem, Ltd.	110,244
2,863	LG Chem, Ltd.	1,048,612
974	Lotte Chemical Corp.	398,290
53,509	Mexichem SAB de C.V.	163,798
303,000	Nan Ya Plastics Corp.	857,218
1,183	OCI Co., Ltd.	176,674
46,719	Petkim Petrokimya Holding AS	96,014
147,700	Petronas Chemicals Group Berhad	312,270
9,523	Phosagro OAO, GDR	138,521
153,700	PTT Global Chemical Public Co., Ltd.	467,638
35,504	Sasol, Ltd.	1,211,160
240,000	Sinopec Shanghai Petrochemical Co., Ltd.	146,725
6,684	Sociedad Quimica y Minera de Chile SA	325,637
23,000	UPL, Ltd.	258,815

		8,260,150

Commercial Services & Supplies (0.1%):
168,000	China Everbright International, Ltd.	237,222
1,571	KEPCO Plant Service & Engineering Co., Ltd.	67,199
929	S1 Corp.	83,849

		388,270

Communications Equipment (0.0%):
53,200	ZTE Corp., Class H	175,564

Continued

AZL MSCI Emerging Markets Equity Index Fund

Schedule of Portfolio Investments

March 31, 2018 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Construction & Engineering (0.7%):
296,000	China Communications Construction Co., Ltd.	$306,037
116,500	China Railway Contstruction Corp., Ltd.	117,674
248,000	China Railway Group, Ltd.	172,809
124,000	China State Construction International Holdings, Ltd.	152,289
2,084	Daelim Industrial Co., Ltd.	144,668
8,837	Daewoo Engineering & Construct*	43,477
222,100	Dialog Group Berhad	170,686
102,300	Gamuda Berhad	136,902
3,522	GS Engineering & Construction Corp.	99,179
4,047	Hyandai Development Co.	144,605
5,511	Hyundai Engineering & Construction Co., Ltd.	222,356
203,700	IJM Corporation Berhad	142,058
29,731	Larsen & Toubro, Ltd.	603,156
309,500	Waskita Karya Persero TBK PT	55,856

		2,511,752

Construction Materials (1.1%):
3,118	ACC, Ltd.	72,345
41,230	Ambuja Cements, Ltd.	148,223
78,000	Anhui Conch Cement Co., Ltd.	430,299
137,000	Asia Cement Corp.	133,326
31,885	Cementos Argos SA	110,619
904,305	Cemex SAB de C.V.*	598,515
216,000	China National Buildings Material Co., Ltd.	237,740
20,511	Grasim Industries, Ltd.	332,212
20,102	Grupo Argos SA	135,451
126,300	PT Indocement Tunggal Prakarsa Tbk	147,671
203,800	PT Semen Indonesia (Persero) Tbk	153,614
588	Shree Cement, Ltd.	146,435
18,700	Siam Cement PCL	295,967
237,000	Taiwan Cement Corp.	299,399
5,500	The Siam Cement Public Co., Ltd.	87,117
3,201	Titan Cement Co. SA	79,656
4,996	Ultra Tech Cement, Ltd.	303,768

		3,712,357

Consumer Finance (0.2%):
11,411	Bajaj Finance, Ltd.	312,422
68,100	Gentera SAB de C.V.^	49,680
19,290	Mahindra & Mahindra Financial Services	137,865
1,382	Samsung Card Co., Ltd.	46,577
9,961	Shriram Transport Finance	220,973

		767,517

Containers & Packaging (0.1%):
34,843	Klabin SA	216,489

Distributors (0.1%):
9,121	Imperial Holdings, Ltd.	180,366

Diversified Consumer Services (0.5%):
87,406	Kroton Educacional SA	361,433
8,921	New Oriental Education & Technology Group, Inc., ADR	781,926
18,562	TAL Education Group, ADR	688,465

		1,831,824

Diversified Financial Services (1.2%):
17,170	Ayala Corp.	313,928
71,000	Chailease Holding Co., Ltd.	246,098
135,000	Far East Horizon, Ltd.	143,715
216,929	FirstRand, Ltd.^	1,228,659
421,000	Fubon Financial Holdings Co., Ltd.	730,842

Shares		Fair Value
Common Stocks, continued
Diversified Financial Services, continued
9,452	Grupo de Inversiones Suramericana	$120,474
16,737	Grupo de Inversiones Suramericana SA	223,396
6,780	GT Capital Holdings, Inc.	152,678
50,558	Haci Omer Sabanci Holding AS	134,452
1,157,500	Metro Pacific Investments Corp.	116,525
43,855	Power Finance Corp., Ltd.	57,837
10,154	PSG Group, Ltd.	193,407
32,019	Remgro, Ltd.	601,691
44,396	Rmb Holdings, Ltd.	290,138
49,354	Rural Electrification Corp., Ltd.	94,821

		4,648,661

Diversified Telecommunication Services (1.2%):
146,000	Asia Pacific Telecom Co., Ltd.*	45,919
23,942	Bharti Infratel, Ltd.	123,991
166,000	China Communications Services Corp., Ltd.	99,597
836,000	China Telecom Corp., Ltd., Class H	370,732
394,000	China Unicom (Hong Kong), Ltd.	502,384
243,000	Chunghwa Telecom Co., Ltd.	933,000
115,749	Emirates Telecommunications Group Co. PJSC	557,182
16,963	Hellenic Telecommunications Organization SA (OTE)	230,491
4,302	O2 Czech Republic AS	59,462
6,681	Ooredoo Qsc	151,494
45,417	Orange Polska SA	77,278
3,168,500	PT Telekomunikasi Indonesia Tbk	831,719
173,600	PT Tower Bersama Infrastructure Tbk	70,575
27,507	Telefonica Brasil	422,396
78,100	Telekom Malaysia Berhad	105,171
18,236	Telkom SA SOC, Ltd.	81,923
681,200	True Corp. PCL	152,017
31,492	Turk Telekomunikasyon AS*	53,931

		4,869,262

Electric Utilities (1.0%):
14,284	Centrais Eletricas Brasileiras SA*	90,351
15,700	Centrais Eletricas Brasileiras SA	114,481
11,133	CEZ	277,973
9,035	Companhia Energetica de Minas Gerais*	23,374
42,416	Companhia Energetica de Minas Gerais, ADR	109,477
21,000	EDP - Energias do Brasil SA	84,865
1,832,682	ENEL Americas SA	428,193
1,359,159	ENEL Chile SA	176,213
13,700	Equatorial Energia SA	297,989
5,442,678	Federal Hydrogenerating Co. (Rushydro)	71,934
2,525,149	Inter Rao Ues PJSC	169,010
18,720	Interconexion Electrica SA ESP	89,275
15,899	Korea Electric Power Corp., Ltd.	491,126
61,642	PGE SA*	179,285
76,751	Tata Power Co., Ltd.	93,335
72,780	Tauron Polska Energia SA*	51,754
211,400	Tenega Nasional Berhad	886,189
11,295	Transmissora Alianca de Energia Eletrica SA	74,148

		3,708,972

Electrical Equipment (0.2%):
60,987	Bharat Heavy Electricals, Ltd.	76,651
3,385	Doosan Heavy Industries & Construction Co., Ltd.	50,752

Continued

AZL MSCI Emerging Markets Equity Index Fund

Schedule of Portfolio Investments

March 31, 2018 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Electrical Equipment, continued
17,292	Havells India, Ltd.	$130,414
186,000	Shanghai Electric Group Co., Ltd., Class H*^	64,681
127,000	Teco Electric & Machinery Co., Ltd.	105,936
33,600	Zhuzhou CSR Times Electric Co., Ltd.	164,028

		592,462

Electronic Equipment, Instruments & Components (2.5%):
46,500	AAC Technologies Holdings, Inc.	850,292
561,000	AU Optronics Corp.	262,130
35,300	Delta Electronics Thai PCL	74,993
124,000	Delta Electronics, Inc.	557,958
994,000	Hon Hai Precision Industry Co., Ltd.	3,106,313
605,000	Innolux Corp.	266,998
44,000	Kingboard Chemical Holdings, Ltd.	204,247
6,000	Largan Precision Co., Ltd.	694,264
15,297	LG Display Co., Ltd.	373,332
1,006	LG Innotek Co., Ltd.	117,750
3,963	Samsung Electro-Mechanics Co., Ltd., Series L	403,133
3,574	Samsung SDI Co., Ltd.	649,128
47,300	Sunny Optical Technology Group Co., Ltd.	892,441
100,000	Synnex Technology International Corp.	150,661
88,000	WPG Holdings, Ltd.	114,439
14,000	Yageo Corp.	254,003
26,000	Zhen Ding Technology Holding, Ltd.	62,895

		9,034,977

Energy Equipment & Services (0.0%):
94,000	China Oilfield Services, Ltd.	98,837
269,600	Sapurakencana Petroleum Berhad	35,534

		134,371

Equity Real Estate Investment Trusts (0.4%):
131,506	Emlak Konut Gayrimenkul Yatiirim	84,793
195,844	Fibra UNO Amdinistracion SA	294,796
65,874	Fortress REIT, Ltd., Class A	89,462
52,652	Fortress REIT, Ltd., Class B	53,425
155,303	Growthpoint Properties, Ltd.	375,189
16,836	Hyprop Investments, Ltd.	154,104
312,282	Redefine Properties, Ltd.	306,180
20,451	Resilient REIT, Ltd.^	87,054

		1,445,003

Food & Staples Retailing (1.5%):
27,300	Atacadao Distribuicao Comercio E Industria, Ltd.*	124,880
536	BGF Retail Co., Ltd.	76,921
21,780	Bid Corp., Ltd.	474,853
13,909	BIM Birlesik Magazalar AS	251,479
87,538	Cencosud SA	268,098
309,300	CP All PCL	864,104
2,473	Dongsuh Companies, Inc.	60,665
1,280	E-Mart Co., Ltd.	327,031
1,911	GS Retail Co., Ltd.	55,254
21,576	Magnit OJSC, Registered Shares, GDR	397,867
25,356	Pickn Pay Stores, Ltd.	148,040
39,000	President Chain Store Corp.	395,445
13,924	Raia Drogasil SA	315,220
27,181	Shoprite Holdings, Ltd.	581,006
154,500	Sun Art Retail Group, Ltd.	181,958
12,481	The Spar Group, Ltd.	213,650

Shares		Fair Value
Common Stocks, continued
Food & Staples Retailing, continued
333,199	Wal-Mart de Mexico SAB de C.V.	$848,016

		5,584,487

Food Products (1.6%):
28,774	BRF-Brasil Foods SA*	199,003
1,983	Britannia Industries, Ltd.	152,096
182,700	Charoen Pokphand Foods Public Co., Ltd.	147,821
280,000	China Huishan Dairy Holdings Co., Ltd.*(a)	–
178,000	China Mengniu Dairy Co., Ltd.	616,205
453	CJ CheilJedang Corp.	137,001
87,700	Felda Global Ventures Holdings	37,885
16,400	Genting Plantations Berhad	43,315
13,566	Gruma, SAB de C.V., Class B	155,668
110,169	Grupo Bimbo SAB de C.V., Series A	241,112
42,800	Grupo Lala Sab de C.V.^	58,232
128,600	IOI Corp. Berhad	159,078
54,024	JBS SA	152,858
30,300	Kuala Lumpur Kepong Berhad	201,075
2,168	Lotte Confectionery Co., Ltd.	129,597
7,200	M Dias Branco SA	111,239
1,480	Nestle India, Ltd.	187,078
4,000	Nestle Malaysia Berhad	156,460
1,487	Orion Corp.	179,331
84	Ottogi Corp.	56,347
8,845	Pioneer Foods, Ltd.	92,788
33,700	PPB Group Berhad	167,232
526,900	PT Charoen Pokphand Indonesia Tbk	132,425
161,400	PT Indofood CBP Sukses Makmur Tbk	97,244
244,500	PT Indofood Sukses Makmur Tbk	128,198
169,500	Sime Darby Plantation Berhad*	242,101
37,000	Standard Foods Corp.	87,277
128,100	Thai Union Frozen Products PCL	76,748
10,199	Tiger Brands, Ltd.	320,670
124,000	Tingyi (Caymen Is) Holding Corp.	259,284
10,652	Ulker Biskuvi Sanayi AS	59,280
314,000	Uni-President Enterprises Corp.	741,079
56,770	Universal Robina Corp.	165,752
321,000	Want Want China Holdings, Ltd.	259,906

		5,951,385

Gas Utilities (0.5%):
116,000	China Gas Holdings, Ltd.^	425,540
62,000	China Resources Gas Group, Ltd.	216,548
51,000	ENN Energy Holdings, Ltd.	457,428
46,197	GAIL India, Ltd.	234,365
32,977	Infraestructura Energetica Nova, SAB de C.V.	161,326
1,962	Korea Gas Corp.*	89,683
39,100	Petronas Gas Berhad	180,974
755,000	PT Perusahaan Gas Negara Tbk	127,040

		1,892,904

Health Care Equipment & Supplies (0.0%):
65,400	Hartalega Holdings Berhad	99,790
132,000	Shandong Weigao Group Medical Polymer Co., Ltd., Class H	88,360

		188,150

Health Care Providers & Services (0.6%):
236,200	Bangkok Dusit Medical Services Public Co., Ltd.	177,891
24,700	Bumrungrad Hospital PCL	163,964
2,398	Celltrion Healthcare Co., Ltd.*	245,073
123,600	IHH Healthcare Berhad	192,170

Continued

AZL MSCI Emerging Markets Equity Index Fund

Schedule of Portfolio Investments

March 31, 2018 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Health Care Providers & Services, continued
86,850	Life Healthcare Group Holdings Pte, Ltd.	$203,974
65,752	Netcare, Ltd.	156,309
18,400	OdontoPrev SA	83,332
15,200	Qualicorp SA	103,053
43,100	Shanghai Pharmaceuticals Holding Co., Ltd.	116,071
82,400	Sinopharm Group Co., Series H	414,524

		1,856,361

Health Care Technology (0.0%):
244,000	Alibaba Health Information Technology, Ltd.*	122,041

Hotels, Restaurants & Leisure (0.6%):
331,249	DXB Entertainments PJSC*	43,868
149,700	Genting Berhard	337,788
183,000	Genting Malaysia Berhad	230,534
29,670	Jollibee Foods Corp.	170,458
7,822	Kangwon Land, Inc.	200,977
140,800	Minor International PCL	171,780
15,544	OPAP SA	178,207
24,662	Yum China Holdings, Inc.	1,023,473

		2,357,085

Household Durables (0.4%):
16,369	Arcelik AS	74,288
3,126	Coway Co., Ltd.	258,827
83,000	Haier Electronics Group Co., Ltd.	298,875
811	Hanssem Co., Ltd.	114,718
6,744	LG Electronics, Inc.	695,000
10,000	Nien Made Enterprise Co., Ltd.	96,734
210,921	Steinhoff International Holdings NV*	59,195

		1,597,637

Household Products (0.4%):
41,594	Hindustan Unilever, Ltd.	855,870
105,600	Kimberl- Clark de Mexico SAB de C.V.^	197,764
92,100	PT Unilever Indonesia Tbk	331,922

		1,385,556

Independent Power & Renewable Electricity Producers (0.5%):
107,100	Aboitiz Power Corp.	79,530
174,425	AES Gener SA	49,469
545,000	Cgn Power Co., Ltd., Class H	141,885
179,000	China Longyuan Power Group Corp.	138,089
108,000	China Resources Power Holdings Co.	198,604
546,185	Colbun SA	130,988
8,800	Electricity Genera PCL	64,539
224,748	ENEL Generacion Chile SA	183,423
11,300	Engie Brasil Energia SA	133,916
28,900	Glow Energy PCL	78,822
294,000	Huaneng Power International, Inc., Class H	197,902
374,000	Huaneng Renewables Corp., Ltd.	140,530
97,251	NTPC, Ltd.	253,600

		1,791,297

Industrial Conglomerates (1.6%):
141,120	Aboitiz Equity Ventures, Inc.	183,140
208,198	Alfa SAB de C.V., Class A	266,772
254,400	Alliance Global Group, Inc.*	64,549
37,500	Beijing Enterprises Holdings, Ltd.	197,334
21,841	Bidvest Group, Ltd.^	414,522
372,000	Citic, Ltd.	524,833
875	CJ Corp.	129,965
275,700	DMCI Holdings, Inc.	64,447

Shares		Fair Value
Common Stocks, continued
Industrial Conglomerates, continued
170,000	Far Eastern New Century Corp.	$154,499
170,500	Fosun International, Ltd.	374,146
34,601	Grupo Carso SAB de C.V.	121,890
3,187	Hanwha Corp.	118,402
41,000	Hap Seng Consolidated Berhad	103,304
10,392	Industries Qatar Q.S.C.	300,543
184,960	JG Summit Holdings, Inc.	222,758
45,810	KOC Holdings AS	189,219
6,202	LG Corp.	508,672
4,845	Samsung C&T Corp.	626,527
33,000	Shanghai Industrial Holdings, Ltd.	86,517
4,930	Siemens, Ltd.	81,530
169,500	Sime Darby Berhad	115,523
2,025	SK C&C Co., Ltd.	569,420
16,690	SM Investments Corp.	295,234
54,505	Turkiye Sise ve Cam Fabrikalari AS	71,516

		5,785,262

Insurance (3.5%):
2,533	Bajaj Finserv, Ltd.	203,055
44,753	BB Seguridade Participacoes SA	397,232
528,000	Cathay Financial Holding Co., Ltd.	947,864
148,240	China Life Insurance Co., Ltd.	154,614
476,000	China Life Insurance Co., Ltd.	1,322,541
169,200	China Pacific Insurance Group Co., Ltd., Class H	766,277
112,200	China Taiping Insurance Holdings Co., Ltd.	376,148
23,849	Discovery, Ltd.	344,022
3,216	Dongbu Insurance Co., Ltd.	199,268
15,390	Hanwha Life Insurance Co., Ltd.	90,891
4,703	Hyundai Marine & Fire Insurance Co., Ltd.	173,732
7,924	Liberty Holding, Ltd.	84,135
50,823	MMI Holdings, Ltd.	94,539
52,100	New China Life Insurance Co., Ltd.	245,407
432,000	People’s Insurance Co. Group of China, Ltd.	203,996
302,000	Picc Property & Casuality Co., Ltd., Class H	534,131
333,000	Ping An Insurance Group Co. of China, Ltd.	3,426,538
7,800	Porto Seguro SA	114,460
39,492	Powszechny Zaklad Ubezpieczen SA	482,556
12,775	Qatar Insurance Co.	131,994
46,206	Rand Merchant Investment Holdings, Ltd.	157,446
1,921	Samsung Fire & Marine Insurance Co., Ltd.	484,268
4,485	Samsung Life Insurance Co., Ltd.	487,280
92,731	Sanlam, Ltd.	669,769
566,000	Shin Kong Financial Holdings Co., Ltd.	217,092
14,112	Sul America SA	93,838

		12,403,093

Internet & Direct Marketing Retail (0.9%):
25,725	Ctrip.com International, ADR*^	1,199,300
42,346	JD.com, Inc., ADR*	1,714,589
26,040	Vipshop Holdings, Ltd., ADR*	432,785

		3,346,674

Internet Software & Services (11.8%):
5,708	58.com, Inc., ADR*	455,841
73,727	Alibaba Group Holding, Ltd., ADR*	13,531,853
3,201	Autohome, Inc., ADR	275,094
17,602	Baidu, Inc., ADR*	3,928,589

Continued

AZL MSCI Emerging Markets Equity Index Fund

Schedule of Portfolio Investments

March 31, 2018 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Internet Software & Services, continued
2,326	Daum Kakao Corp.	$285,783
6,605	Momo, Inc., ADR*	246,895
5,072	NetEase, Inc., ADR	1,422,138
1,798	NHN Corp.	1,333,372
3,755	SINA Corp.	391,534
364,700	Tencent Holdings, Ltd.	19,414,044
2,651	Weibo Corp.- Spon, ADR*	316,901
2,228	YY, Inc., ADR*	234,386

		41,836,430

IT Services (1.5%):
76,993	Cielo SA	483,043
36,499	HCL Technologies, Ltd.	546,033
111,301	Infosys, Ltd.	1,942,514
2,247	Samsung SDS Co., Ltd.	537,719
29,548	Tata Consultancy Services, Ltd.	1,295,490
29,797	Tech Mahindra, Ltd.	294,565
68,000	Travelsky Technology, Ltd., Series H	199,228
29,140	Vakrangee, Ltd.	101,008
77,511	Wipro, Ltd.	336,209

		5,735,809

Leisure Products (0.0%):
18,000	Giant Manufacturing Co., Ltd.	95,291

Life Sciences Tools & Services (0.1%):
1,066	Samsung Biologics Co., Ltd.*	490,369

Machinery (0.7%):
8,000	AirTac International Group	144,293
78,790	Ashok Leyland, Ltd.	177,030
116,000	China Conch Venture Holdings, Ltd.	356,042
288,000	CRRC Corp., Ltd., Class H	247,405
2,340	Doosan Bobcat, Inc.	69,652
843	Eicher Motors, Ltd.	368,534
44,000	Haitian International Holdings, Ltd.	133,828
15,300	Hiwin Technologies Corp.	220,519
2,492	Hyundai Heavy Industries Co.*	325,622
17,544	Samsung Heavy Industries Co., Ltd., Class R*	130,792
37,828	WEG SA	258,069
132,000	Weichai Power Co., Ltd., Class H	149,208

		2,580,994

Marine (0.0%):
135,893	Evergreen Marine Corp. (Taiwan), Ltd.*	70,830
95,000	MISC Berhad	173,766

		244,596

Media (2.3%):
860,000	Alibaba Pictures Group, Ltd.*^	112,545
108,100	Astro Malaysia Holdings Berhad	57,322
4,891	Cheil Worldwide, Inc.	83,741
1,345	CJ E&M Corp.	117,172
13,280	Cyfrowy Polsat SA	96,890
155,607	Grupo Televisa SAB	495,082
28,023	Naspers, Ltd.	6,869,788
404,000	PT Surya Citra Media Tbk	79,902
35,287	ZEE Entertainment Enterprises, Ltd.	313,209

		8,225,651

Metals & Mining (3.4%):
182,800	Alrosa PAO	291,434
288,000	Aluminum Corp. of China, Ltd.*^	161,335
3,733	Anglo American Platinum, Ltd.	102,292
24,740	AngloGold Ashanti, Ltd.	234,356
51,000	China Molybdenum Co., Ltd.	39,023
672,000	China Steel Corp.	538,374
13,170	Cia de Minas Buenaventura SA, ADR	200,579

Shares		Fair Value
Common Stocks, continued
Metals & Mining, continued
43,200	Companhia Siderurgica Nacional SA (CSN)*	$116,081
96,899	Eregli Demir ve Celik Fabrikalari T.A.S.	255,758
53,673	Gold Fields	216,677
244,844	Grupo Mexico SAB de C.V., Series B	815,639
78,562	Hindalco Industries, Ltd.	260,581
5,176	Hyundai Steel Co.	251,424
9,186	Industrias Penoles SAB de C.V.	185,607
3,202	Jastrzebska Spolka Weglowa SA*	75,988
86,000	Jiangxi Copper Co., Ltd.	124,015
58,560	JSW Steel, Ltd.	260,847
8,941	KGHM Polska Miedz SA	227,897
530	Korea Zinc Co.	240,567
4,432	Kumba Iron Ore, Ltd.	106,443
153,767	Magnitogorsk Iron & Steel Works PJSC	118,823
4,027	MMC Norilsk Nickel PJSC	760,221
91,871	Novolipetsk Steel PJSC	231,851
1,838	Polyus PJSC	143,275
4,768	POSCO	1,505,882
90,100	Press Metal Aluminium Holdings Berhad	106,434
11,606	Severstal	176,347
119,266	Sibanye Gold, Ltd.	118,251
5,033	Southern Copper Corp.^	272,688
20,514	Tata Steel, Ltd.	180,924
204,317	Vale SA	2,624,988
98,515	Vedanta, Ltd.	423,171
398,000	Zijin Mining Group Co., Ltd.	180,356

		11,548,128

Multiline Retail (0.4%):
12,985	El Puerto de Liverpool SAb de C.V.^	96,800
1,129	Hyundai Department Store Co., Ltd.	96,869
44,035	Lojas Renner SA	455,557
691	Lotte Shopping Co., Ltd.	152,940
141,900	PT Matahari Department Store Tbk	113,435
34,100	Robinson Department Store Public Co., Ltd.	68,314
41,065	S.A.C.I. Falabella	396,311
522	Shinsegae Department Store Co.	171,999
66,718	Woolworths Holdings, Ltd.	338,775

		1,891,000

Multi-Utilities (0.0%):
1,773	Qatar Electricity & Water Co.	91,838
339,864	YTL Corporation Berhad	118,452
143,004	YTL Power International Berhad	37,536

		247,826

Oil, Gas & Consumable Fuels (7.0%):
133,700	Banpu Public Co., Ltd.	85,080
48,027	Bharat Pertoleum Corp., Ltd.	315,815
1,644,000	China Petroleum & Chemical Corp., Class H	1,457,743
225,500	China Shenhua Energy Co., Ltd.	566,634
1,110,000	CNOOC, Ltd.	1,638,104
43,889	Coal India, Ltd.	191,368
8,335	Cosan sa industria e Comercio	104,913
342,590	Ecopetrol SA	320,751
25,357	Empresas Copec SA	398,392
79,400	Energy Absolute Public Co., Ltd.	111,624
13,204	Exxaro Resources, Ltd.	121,758
78,000	Formosa Petrochemical Corp.	321,394
674,334	Gazprom PJSC	1,684,906
6,397	Grupa Lotos SA	98,872
3,320	GS Holdings	192,603

Continued

AZL MSCI Emerging Markets Equity Index Fund

Schedule of Portfolio Investments

March 31, 2018 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Oil, Gas & Consumable Fuels, continued
41,744	Hindustan Petroleum Corp., Ltd.	$222,733
80,362	Indian Oil Corp., Ltd.	219,999
700,900	IRPC PCL	163,088
206,000	Kunlun Energy Co., Ltd.	179,037
27,843	LUKOIL PJSC	1,942,801
24,377	MOL Hungarian Oil & Gas plc	267,316
6,056	NovaTek OAO, Registered Shares, GDR	830,741
46,100	Oil & Gas Development Co., Ltd.	69,745
69,904	Oil & Natural Gas Corp., Ltd.	191,315
1,290,000	PetroChina Co., Ltd., Class H	897,404
189,211	Petroleo Brasileiro SA*	1,341,272
254,069	Petroleo Brasileiro SA*	1,647,870
19,700	Petronas Dagangan Berhad	126,410
30,962	Petronet LNG, Ltd.	110,301
20,073	Polski Koncern Naftowy Orlen SA	494,465
124,057	Polskie Gornictwo Naftowe i Gazownictwo SA	205,021
996,300	PT Adaro Energy Tbk	155,148
115,900	PT United Tractors Tbk	270,496
89,400	PTT Exploration & Production PCL	330,187
67,000	PTT PCL	1,179,440
181,067	Reliance Industries, Ltd.	2,462,352
72,164	Rosneft Oil Co., Registered Shares, GDR	396,312
4,178	SK Energy Co., Ltd.	827,806
3,116	S-Oil Corp.	351,757
506,885	Surgutneftegas OJSC	254,031
479,800	Surgutneftegas Prefernce	248,915
100,048	Tatneft PJSC	1,076,452
58,300	Thai Oil Public Co., Ltd.	169,831
7,686	Tupras-Turkiye Petrol Rafine	214,607
21,790	Ultrapar Participacoes SA	472,106
130,000	Yanzhou Coal Mining Co.	168,095

		25,097,010

Paper & Forest Products (0.5%):
86,517	Empresas CMPC SA	329,679
16,619	Fibria Celulose SA	325,886
7,306	Mondi, Ltd.	199,462
124,000	Nine Dragons Paper Holdings, Ltd.	187,968
34,838	Sappi, Ltd.	224,563
28,000	Suzano Papel e Celulose SA	284,071

		1,551,629

Personal Products (0.8%):
2,133	Amorepacific Corp.	618,267
635	Amorepacific Corp.	95,982
1,878	Amorepacific Group	242,824
33,415	Dabur India, Ltd.	168,882
16,316	Godrej Consumer Products, Ltd.	276,694
44,500	Hengan International Group Co., Ltd.	414,705
148	LG Household & Health Care, Ltd.	97,807
615	LG Household & Health Care, Ltd.	690,760
27,460	Marico, Ltd.	137,792
11,900	Natura Cosmeticos SA	115,575

		2,859,288

Pharmaceuticals (1.5%):
25,630	Aspen Pharmacare Holdings, Ltd.	562,841
18,377	Aurobindo Pharma, Ltd.	157,906
14,212	Cadila Healthcare, Ltd.*	82,670
85,000	China Medical System Holdings, Ltd.	194,564
298,000	China Pharmaceutical Enterprise & Investment Corp.	802,252
129,500	China Resources Pharmaceutical	182,547
22,292	Cipla, Ltd.	187,157

Shares		Fair Value
Common Stocks, continued
Pharmaceuticals, continued
6,730	Dr Reddy’s Laboratories, Ltd.	$215,735
9,570	Glenmark Pharmaceuticals, Ltd.	77,731
434	Hanmi Pharm Co., Ltd.	211,404
899	Hanmi Science Co., Ltd.	79,947
22,628	Hypermarcas SA	247,119
13,889	Lupin, Ltd.	157,145
5,303	Piramal Enterprises, Ltd.	198,946
1,460,000	PT Kalbe Farma Tbk	159,461
8,905	Richter Gedeon Nyrt	186,423
31,000	Shanghai Fosun Pharmaceutical Group Co., Ltd.	192,818
262,000	Sihuan Pharmaceutical Holdings Group, Ltd.	78,083
288,000	Sino Biopharmaceutical, Ltd.	574,004
59,414	Sun Pharmaceutical Industries, Ltd.	453,651
610	Yuhan Corp.	127,168

		5,129,572

Real Estate Management & Development (2.3%):
106,000	Agile Property Holdings, Ltd.	221,991
217,681	Aldar Properties PJSC	126,360
479,300	Ayala Land, Inc.	378,720
10,148	Barwa Real Estate Co.	93,387
42,679	BR Malls Participacoes SA	151,658
95,100	Central Pattana PCL	239,383
213,000	China Evergrande Group*	681,571
252,000	China Overseas Land & Investment, Ltd.	885,912
176,000	China Resources Land, Ltd.	648,534
81,300	China Vanke Co., Ltd., Class H	374,906
222,000	CIFI Holdings Group Co., Ltd.	196,137
345,000	Country Garden Holdings Co., Ltd.	720,485
120,230	Damac Properties Dubai Co. PJSC	97,877
135,116	Emaar Malls PJSC	79,039
226,194	Emaar Properties PJSC	358,161
64,021	Ezdan Holding Group	184,839
258,000	Franshion Properties China, Ltd.	149,000
447,500	Fullshare Holdings, Ltd.^	250,034
64,800	Guangzhou R&F Properties Co., Ltd., Class H	163,541
61,000	Highwealth Construction Corp.	94,776
109,100	IOI Properties Group Berhad	45,577
101,000	Longfor Properties Co., Ltd.	311,923
770,000	Megaworld Corp.	69,411
5,904	Multiplan Empreendimentos Imobiliarios SA	123,392
16,645	NEPI Rockcastle plc	163,257
570,800	PT Bumi Serpong Damai Tbk	74,136
1,266,300	PT Pakuwon Jati Tbk	58,075
68,400	Ruentex Development Co., Ltd.*	81,302
60,100	Shanghai Lujiazue	86,050
75,500	Shimao Property Holdings, Ltd.	216,207
169,500	Sime Darby Property Berhad	62,813
218,500	Sino-Ocean Land Holdings, Ltd.	159,800
586,200	SM Prime Holdings, Inc.	380,243
118,500	Soho China, Ltd.	62,423
137,000	Sunac China Holdings, Ltd.	538,240

		8,529,160

Road & Rail (0.1%):
404,600	BTS Group Holdings PCL	107,621
400	CJ Korea Express Co., Ltd.*	51,831
2,868	Container Corporation of India, Ltd.	54,979
34,650	Localiza Rent a Car SA	299,370
56,464	Rumo SA*	224,761

		738,562

Continued

AZL MSCI Emerging Markets Equity Index Fund

Schedule of Portfolio Investments

March 31, 2018 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Semiconductors & Semiconductor Equipment (6.0%):
440,930	Advanced Semiconductor Engineering, Inc.	$635,665
966,000	GCL-Poly Energy Holdings, Ltd.*	120,354
11,000	Globalwafers Co., Ltd.	178,030
436	Hyundai Robotics Co., Ltd.*	175,636
124,000	Macronix International Co., Ltd.*	213,320
97,000	MediaTek, Inc.	1,115,031
48,000	Nanya Technology Corp.	155,742
40,000	Novatek Microelectronics Corp.	182,725
10,000	Phison Electronics Corp.	105,002
42,000	Powertech Technology, Inc.	132,132
32,000	Realtek Semiconductor Corp.	139,524
183,800	Semiconductor Manufacturing International Corp.*^	242,908
132,000	Siliconware Precision Industries Co.	230,719
37,248	SK Hynix, Inc.	2,852,786
1,577,000	Taiwan Semiconductor Manufacturing Co., Ltd.	13,403,873
781,000	United Microelectronics Corp.	413,644
62,000	Vanguard International Semiconductor Corp.	136,413
24,000	WIN Semiconductors Corp.	262,361
201,000	Winbond Electronics Corp.	137,661

		20,833,526

Software (0.3%):
62,000	Kingsoft Corp., Ltd.	199,348
1,119	Ncsoft Corp.	433,653
1,142	Netmarble Games Corp.	159,281

		792,282

Specialty Retail (0.3%):
2,316	Ff Group*	45,224
651,000	GOME Electrical Appliances Holdings, Ltd.^	70,996
271,400	Home Product Center Public Co., Ltd.	121,130
17,000	Hotai Motor Co., Ltd.	171,272
1,936	Hotel Shilla Co., Ltd.	168,742
5,140	Jumbo SA	92,032
15,795	Mr.Price Group, Ltd.	381,066
14,576	The Foschini Group, Ltd.	276,123
29,757	Truworths International, Ltd.	272,886

		1,599,471

Technology Hardware, Storage & Peripherals (5.1%):
203,000	Acer, Inc.	170,415
24,199	Advantech Co., Ltd.	174,907
47,000	Asustek Computer, Inc.	441,673
43,000	Catcher Technology Co., Ltd.	538,951
36,180	Chicony Electronics Co., Ltd.	92,759
262,000	Compal Electronics, Inc.	179,825
59,000	Foxconn Technology Co., Ltd.	159,243
45,000	High Tech Computer Corp.*	103,952
176,000	Inventec Corp.	140,742
470,000	Lenovo Group, Ltd.	241,760
138,000	Lite-On Technology Corp.	194,806
42,000	Micro-Star International Co., Ltd.	142,952
135,000	Pegatron Corp.	339,131
171,000	Quanta Computer, Inc.	347,727
6,179	Samsung Electronics Co., Ltd.	14,400,626
158,217	Wistron Corp.	137,167

		17,806,636

Textiles, Apparel & Luxury Goods (0.5%):
73,000	Anta Sports Products, Ltd.	371,606
1,856	CCC SA	126,691

Shares		Fair Value
Common Stocks, continued
Textiles, Apparel & Luxury Goods, continued
11,220	Eclat Textile Co., Ltd.	$132,140
23,000	Feng Tay Enterprise Co., Ltd.	105,402
49,000	Formosta Taffeta Co., Ltd.	54,241
97	LPP SA	247,953
120,000	Pou Chen Corp.	160,350
39,000	Ruentex Industries, Ltd.	75,869
37,000	Shenzhou International Group	394,236
21,507	Titan Co., Ltd.	312,312

		1,980,800

Thrifts & Mortgage Finance (0.9%):
96,683	Housing Development Finance Corp., Ltd.	2,719,539
20,464	Indiabulls Housing Finance, Ltd.	394,426
20,876	LIC Housing Finance, Ltd.	171,816

		3,285,781

Tobacco (0.5%):
9,900	British American Tobacco Malaysia Berhad	67,455
219,438	ITC, Ltd.	866,485
7,591	KT&G Corp.	711,598
28,200	PT Gudang Garam Tbk	148,919
533,100	PT Hanjaya Mandala Sampoerna TbK	154,711

		1,949,168

Trading Companies & Distributors (0.0%):
3,229	Daewoo International Corp.	70,075
124,300	PT AkR Corporindo Tbk	51,444
8,796	SK Network Co., Ltd.	47,931

		169,450

Transportation Infrastructure (1.0%):
48,496	Adani Ports & Special Economic Zone, Ltd.	264,391
283,000	Airports of Thailand Public Co., Ltd.	598,907
476,100	Bangkok Expressway & Metro	109,867
106,000	Beijing Capital International Airport Co., Ltd.	143,486
81,228	China Merchants Holdings International Co., Ltd.	180,288
75,436	Companhia de Concessoes Rodoviarias	285,199
112,000	Cosco Pacific, Ltd.	94,519
11,337	DP World, Ltd.	255,414
10,570	Grupo Aeroportuario de Sur	178,191
23,100	Grupo Aeroporturaio del Pacifico SAB de C.V.	228,289
35,200	International Container Terminal Services, Inc.	67,624
84,000	Jiangsu Expressway Co., Ltd., Series H	119,521
54,700	Malaysia Airports Holdings Berhad	125,698
15,232	Promotora y Operadora de Infraestructura SAB de C.V.	151,463
150,707	PT Jasa Marga Persero Tbk*	50,288
108,000	Taiwan High Speed Rail Corp.	83,114
11,315	TAV Havalimanlari Holding AS	67,899
70,800	Westports Holding Berhad	64,883
106,000	Zhejiang Expressway Co., Ltd.	108,849

		3,177,890

Water Utilities (0.3%):
180,991	Aguas Andinas SA, Class A	117,830
328,000	Beijing Enterprises Water Group, Ltd.	184,483
23,502	Cia Saneamento Basico Do Estado de Sao Paulo	250,256

Continued

AZL MSCI Emerging Markets Equity Index Fund

Schedule of Portfolio Investments

March 31, 2018 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Water Utilities, continued
210,000	Guangdong Investment, Ltd.	$332,689

		885,258

Wireless Telecommunication Services (3.3%):
71,200	Advanced Info Service Public Co., Ltd.	470,324
2,127,143	America Movil SAB de C.V., Series L	2,018,740
183,600	Axiata Group Berhad	260,514
79,657	Bharti Airtel, Ltd.	492,163
388,500	China Mobile, Ltd.	3,554,720
217,200	DIGI.com Berhad	260,985
8,615	Empresa Nacional de Telecomunicaciones SA	98,915
106,000	Far EasTone Telecommunications Co., Ltd.	280,804
181,537	Global Telecom Holding*	67,844
2,300	Globe Telecom, Inc.	71,635
94,240	Idea Cellular, Ltd.*	110,217
107,200	Maxis Berhad	158,075
30,032	Mobile TeleSystems PJSC, ADR	342,064
105,438	MTN Group, Ltd.	1,069,073
6,165	PLDT, Inc.	175,196
248,500	PT XL Axiata Tbk*	45,644
1,406	SK Telecom Co., Ltd.	304,169
96,000	Taiwan Mobile Co., Ltd.	360,118
47,360	Tim Participacoes SA	206,312
64,877	Turkcell Iletisim Hizmetleri AS	248,152
39,909	Vodacom Group, Ltd.	516,849

		11,112,513

Total Common Stocks (Cost $248,924,721)		345,350,975

Preferred Stocks (2.5%):
Automobiles (0.1%):
2,422	Hyundai Motor Co., Ltd., 4.38%	212,607

Banks (1.5%):
192,669	Banco Bradesco SA, 0.44%	2,306,658
207,317	Itau Unibanco Holding SA, Series S, 0.57%	3,243,214

		5,549,872

Chemicals (0.0%):
11,261	Braskem SA, Class A, 2.62%	163,781

Food & Staples Retailing (0.1%):
10,387	Companhia Brasileira de Destribuicao Grupo Pao de Acucar, Series A, 0.02%	211,264

Metals & Mining (0.1%):
68,648	Gerdau SA, 0.39%	323,588

Multiline Retail (0.1%):
47,082	Lojas Americanas SA, 0.08%	266,717

Technology Hardware, Storage & Peripherals (0.6%):
1,115	Samsung Electronics Co., Ltd., 2.07%	2,151,347

Total Preferred Stocks (Cost $6,330,401)		8,879,176

Rights (0.0%):
Diversified Financial Services (0.0%):
20,630	Fubon Financial Holdings, Expires on 4/16/18*(a)	—

Machinery (0.0%):
9,250	Samsung Heavy Industries Co., Ltd., Class R, Expires on 4/16/18*	18,009

Total Rights (Cost $–)		18,009

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Securities Held as Collateral for Securities on Loan (1.2%):
$4,449,266	AZL MSCI Emerging Markets Equity Index Fund Securities Lending Collateral Account(b)	$4,449,266

Total Securities Held as Collateral for Securities on Loan (Cost $4,449,266)		4,449,266

Unaffiliated Investment Company (0.6%):
2,080,331	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 1.46%(c)	2,080,331

Total Unaffiliated Investment Company (Cost $2,080,331)		2,080,331

Total Investment Securities (Cost $261,784,719) - 100.6%		360,777,757
Net other assets (liabilities) - (0.6)%		(1,993,217)

Net Assets - 100.0%		$358,784,540

Percentages indicated are based on net assets as of March 31, 2018.

ADR     -   American Depositary Receipt

GDR     -   Global Depositary Receipt

*	Non-income producing security.
^	This security or a partial position of this security was on loan as of March 31, 2018. The total value of securities on loan as of March 31, 2018, was $4,250,540.
(a)	Security was valued using unobservable inputs in good faith pursuant to procedures approved by the Board of Trustees as of March 31, 2018. The total of all such securities represent 0.00% of the net assets of the fund.
(b)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before March 31, 2018.
(c)	The rate represents the effective yield at March 31, 2018.

Amounts shown as “—” are $0 or round to less than $1.

Continued

AZL MSCI Emerging Markets Equity Index Fund

Schedule of Portfolio Investments

March 31, 2018 (Unaudited)

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investments as of March 31, 2018:

Country	Percentage
Bermuda	0.3%
Brazil	7.3%
Cayman Islands	2.1%
Chile	1.2%
China	21.1%
Colombia	0.4%
Czech Republic	0.2%
Egypt	0.1%
Greece	0.3%
Hong Kong	5.8%
Hungary	0.3%
India	8.0%
Indonesia	2.0%
Malaysia	2.4%
Malta	— %^
Mexico	2.9%
Pakistan	0.1%
Peru	0.1%
Philippines	1.0%
Poland	1.2%
Qatar	0.6%
Republic of Korea (South)	14.9%
Romania	— %^
Russian Federation	3.5%
South Africa	6.5%
Switzerland	0.2%
Taiwan, Province Of China	11.4%
Thailand	2.3%
Turkey	1.0%
United Arab Emirates	0.6%
United States	2.2%

100.0%

^	Represents less than 0.05%.

Continued

AZL MSCI Emerging Markets Equity Index Fund

Schedule of Portfolio Investments

March 31, 2018 (Unaudited)

Futures Contracts

Cash of $229,000 has been segregated to cover margin requirements for the following open contracts as of March 31, 2018:

Long Futures

Description	Expiration Date	Number of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)
Mini MSCI Emerging Markets Index June Futures (U.S. Dollar)	6/15/18	87	5,166,930	$(14,432)

				$(14,432)

See accompanying notes to the schedules of portfolio investments.

AZL MSCI Global Equity Index Fund

Schedule of Portfolio Investments

March 31, 2018 (Unaudited)

Shares		Fair Value
Common Stocks (99.1%):
Aerospace & Defense (2.0%):
1,624	Arconic, Inc.	$37,417
11,607	BAE Systems plc	94,797
2,113	Boeing Co. (The)	692,811
8,877	Bombardier, Inc., Class B*	25,841
946	CAE, Inc.	17,610
6,703	Cobham plc	11,573
10	Dassault Aviation SA	19,108
106	Elbit Systems, Ltd.	12,781
2,152	European Aeronautic Defence & Space Co. NV	248,964
401	Finmeccanica SpA^	4,637
930	General Dynamics Corp.	205,437
114	Huntington Ingalls Industries, Inc.	29,385
309	L3 Technologies, Inc.	64,272
956	Lockheed Martin Corp.	323,061
3,047	Meggitt plc	18,480
198	MTU Aero Engines AG	33,371
601	Northrop Grumman Corp.	209,821
1,037	Raytheon Co.	223,805
544	Rockwell Collins, Inc.	73,358
6,626	Rolls-Royce Holdings plc	81,146
1,317	Safran SA	139,547
6,300	Singapore Technologies Engineering, Ltd.	17,336
450	Spirit AeroSystems Holdings, Inc., Class A	37,665
1,075	Textron, Inc.	63,393
422	Thales SA	51,416
211	TransDigm Group, Inc.	64,764
2,811	United Technologies Corp.	353,680

		3,155,476

Air Freight & Logistics (0.5%):
3,854	Bollore, Inc.	20,566
562	C.H. Robinson Worldwide, Inc.	52,665
3,392	Deutsche Post AG	148,312
721	Expeditors International of Washington, Inc.	45,639
948	FedEx Corp.	227,624
3,442	Royal Mail plc	26,134
2,592	United Parcel Service, Inc., Class B	271,279
1,300	Yamato Holdings Co., Ltd.	32,688

		824,907

Airlines (0.1%):
400	All Nippon Airways Co., Ltd.	15,476
468	American Airlines Group, Inc.	24,317
766	Delta Air Lines, Inc.	41,984
966	Deutsche Lufthansa AG, Registered Shares	30,854
226	easyJet plc	5,094
1,222	International Consolidated Airlines Group SA	10,574
400	Japan Airlines Co., Ltd.	16,277
2,200	Singapore Airlines, Ltd.	18,275
631	Southwest Airlines Co.	36,144
338	United Continental Holdings, Inc.*	23,481

		222,476

Auto Components (0.8%):
700	Aisin Sieki Co., Ltd.	38,332
998	Aptiv plc	84,800
348	Autoliv, Inc.^	50,787
852	BorgWarner, Inc.	42,796
2,400	Bridgestone Corp.	105,382
626	Compagnie Generale des Establissements Michelin SCA, Class B	92,520
411	Continental AG	113,514

Shares		Fair Value
Common Stocks, continued
Auto Components, continued
1,800	Denso Corp.	$98,882
299	Faurecia	24,224
6,575	GKN plc	42,743
1,042	Goodyear Tire & Rubber Co.	27,696
400	Koito Manufacturing Co., Ltd.	28,052
211	Lear Corp.	39,265
1,345	Magna International	75,770
2,000	Minth Group, Ltd.	9,169
700	NGK Spark Plug Co., Ltd.	16,906
400	NOK Corp.	7,843
459	Nokian Renkaat OYJ	20,876
814	Schaeffler AG	12,568
600	Stanley Electric Co., Ltd.	22,625
2,900	Sumitomo Electric Industries, Ltd.	44,589
700	Sumitomo Rubber Industries, Ltd.	12,908
300	Toyoda Gosei Co., Ltd.	6,921
600	Toyota Industries Corp.	36,515
842	Valeo SA	55,674
700	Yokohama Rubber Co., Ltd. (The)	16,298

		1,127,655

Automobiles (1.8%):
1,243	Bayerische Motoren Werke AG (BMW)	134,881
3,490	Daimler AG, Registered Shares	296,527
507	Ferrari NV	61,061
3,647	Fiat Chrysler Automobiles NV	74,769
13,900	Ford Motor Co.	154,012
2,100	Fuji Heavy Industries, Ltd.	69,517
4,666	General Motors Co.	169,562
717	Harley-Davidson, Inc.^	30,745
6,300	Honda Motor Co., Ltd.	218,782
2,400	Isuzu Motors, Ltd.	36,850
2,200	Mazda Motor Corp.	29,389
2,700	Mitsubishi Motors Corp.	19,308
8,100	Nissan Motor Co., Ltd.	83,845
1,902	PSA Peugeot Citroen SA	45,799
739	Renault SA	89,768
1,300	Suzuki Motor Corp.	70,581
516	Tesla Motors, Inc.*^	137,323
9,600	Toyota Motor Corp.	625,762
130	Volkswagen AG	26,027
1,100	Yamaha Motor Co., Ltd.	32,924

		2,407,432

Banks (10.2%):
1,626	ABN AMRO Group NV	49,017
3,636	AIB Group plc	21,922
400	Aozora Bank, Ltd.	16,025
11,024	Australia & New Zealand Banking Group, Ltd.	228,671
24,410	Banco Bilbao Vizcaya Argentaria SA	193,241
21,685	Banco de Sabadell SA	44,393
60,784	Banco Santander SA	396,390
3,600	Bank Hapoalim BM	24,767
5,141	Bank Leumi Le-Israel Corp.	31,069
36,765	Bank of America Corp.	1,102,582
4,800	Bank of East Asia, Ltd. (The)	19,268
3,384	Bank of Ireland Group plc	29,657
2,392	Bank of Montreal	180,709
4,430	Bank of Nova Scotia	272,912
1,540	Bank of Queensland, Ltd.	13,060
4,962	Bankia SA	22,234
3,202	Bankinter SA	32,945
63,484	Barclays plc	185,376
3,016	BB&T Corp.	156,953
1,721	Bendigo & Adelaide Bank, Ltd.	13,100
4,119	BNP Paribas SA	305,367

Continued

AZL MSCI Global Equity Index Fund

Schedule of Portfolio Investments

March 31, 2018 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Banks, continued
14,500	BOC Hong Kong Holdings, Ltd.	$71,107
1,592	Canadian Imperial Bank of Commerce	140,539
3,000	Chiba Bank, Ltd. (The)	24,603
1,300	Chuo Mitsui Trust Holdings, Inc.	53,238
464	CIT Group, Inc.	23,896
9,770	Citigroup, Inc.	659,475
1,764	Citizens Financial Group, Inc.	74,053
690	Comerica, Inc.	66,192
4,125	Commerzbank AG*	53,586
6,350	Commonwealth Bank of Australia	354,604
4,400	Concordia Financial Group, Ltd.	24,878
4,079	Credit Agricole SA	66,361
13,526	Criteria Caixacorp SA	64,500
2,612	Danske Bank A/S	97,630
6,900	DBS Group Holdings, Ltd.	145,594
3,962	DnB NOR ASA	77,331
589	East West Bancorp, Inc.	36,836
1,178	Erste Group Bank AG	59,238
2,725	Fifth Third Bancorp	86,519
566	First Republic Bank	52,417
3,000	Fukuoka Financial Group, Inc.	16,463
2,300	Hachijuni Bank, Ltd. (The)	12,514
3,000	Hang Seng Bank, Ltd.	69,945
74,006	HSBC Holdings plc	691,699
4,194	Huntington Bancshares, Inc.	63,329
14,241	ING Groep NV	240,498
3,584	Intesa Sanpaolo	13,580
48,278	Intesa Sanpaolo SpA	176,039
1,600	Japan Post Bank Co., Ltd.	21,755
12,832	JPMorgan Chase & Co.	1,411,136
844	KBC Group NV	73,559
3,845	KeyCorp	75,170
1,900	Kyushu Financial Group, Inc.	9,501
258,827	Lloyds Banking Group plc	235,163
480	M&T Bank Corp.	88,493
3,600	Mebuki Financial Group, Inc.	13,994
2,255	Mediobanca SpA	26,542
44,800	Mitsubishi UFJ Financial Group, Inc.	297,385
89	Mizrahi Tefahot Bank, Ltd.	1,705
87,800	Mizuho Financial Group, Inc.	159,680
9,950	National Australia Bank, Ltd.	218,888
1,326	National Bank of Canada	62,419
3,360	Natixis	27,576
11,402	Nordea Bank AB	121,850
12,100	Oversea-Chinese Banking Corp., Ltd.	119,219
1,195	People’s United Financial, Inc.	22,299
1,739	PNC Financial Services Group, Inc.	263,006
556	Raiffeisen International Bank-Holding AG	21,660
4,208	Regions Financial Corp.	78,185
8,600	Resona Holdings, Inc.	46,297
5,412	Royal Bank of Canada	418,105
13,709	Royal Bank of Scotland Group plc*	49,882
400	Shinsei Bank, Ltd.	6,202
2,000	Shizuoka Bank, Ltd. (The)	19,343
207	Signature Bank*	29,384
5,465	Skandinaviska Enskilda Banken AB, Class A	57,319
2,880	Societe Generale	156,668
12,000	Standard Chartered plc	120,143
4,800	Sumitomo Mitsui Financial Group, Inc.	203,570
1,812	SunTrust Banks, Inc.	123,288
600	Suruga Bank, Ltd.	8,409

Shares		Fair Value
Common Stocks, continued
Banks, continued
214	SVB Financial Group*	$51,362
5,870	Svenska Handelsbanken AB, Class A	73,672
3,442	Swedbank AB, Class A	77,200
6,766	Toronto-Dominion Bank (The)	383,995
6,164	U.S. Bancorp	311,282
7,713	Unicredit SpA	161,815
5,004	United Overseas Bank, Ltd.	105,548
17,332	Wells Fargo & Co.	908,370
12,501	Westpac Banking Corp.	276,380
1,000	Yamaguchi Financial Group, Inc.	12,391
826	Zions Bancorp	43,555

		13,849,687

Beverages (1.9%):
2,832	Anheuser-Busch InBev NV	311,207
1,500	Asahi Breweries, Ltd.	80,713
933	Brown-Forman Corp., Class B	50,755
425	Carlsberg A/S, Class B	50,795
2,188	Coca-Cola Amatil, Ltd.	14,639
500	Coca-Cola Bottlers Japan Holdings, Inc.	20,603
14,972	Coca-Cola Co. (The)	650,234
782	Coca-Cola European Partners plc	32,549
698	Coca-Cola HBC AG	25,822
632	Constellation Brands, Inc., Class C	144,045
2,931	Davide Campari - Milano SpA	22,211
9,238	Diageo plc	312,477
673	Dr Pepper Snapple Group, Inc.	79,670
423	Heineken Holding NV	43,612
983	Heineken NV	105,780
3,400	Kirin Holdings Co., Ltd.	91,196
576	Molson Coors Brewing Co., Class B	43,390
1,432	Monster Beverage Corp.*	81,925
5,269	PepsiCo, Inc.	575,111
756	Pernod Ricard SA	125,922
74	Remy Cointreau SA	10,555
500	Suntory Beverage & Food, Ltd.	24,248
2,869	Treasury Wine Estates, Ltd.	37,461

		2,934,920

Biotechnology (1.8%):
5,910	AbbVie, Inc.	559,381
749	Alexion Pharmaceuticals, Inc.*	83,484
593	Alkermes plc*	34,370
336	Alnylam Pharmaceuticals, Inc.*	40,018
2,518	Amgen, Inc.	429,268
798	Biogen Idec, Inc.*	218,508
650	BioMarin Pharmaceutical, Inc.*	52,696
2,899	Celgene Corp.*	258,620
1,668	CSL, Ltd.	200,532
222	Genmab A/S*	47,800
4,836	Gilead Sciences, Inc.	364,586
1,265	Grifols SA	35,827
670	Incyte Corp.*	55,831
268	Regeneron Pharmaceuticals, Inc.*	92,288
445	Seattle Genetics, Inc.*	23,291
3,328	Shire plc	165,875
154	Tesaro, Inc.*^	8,800
176	United Therapeutics Corp.*	19,775
969	Vertex Pharmaceuticals, Inc.*	157,928

		2,848,878

Building Products (0.5%):
583	A.O. Smith Corp.	37,073
390	Allegion plc	33,263
800	Asahi Glass Co., Ltd.	33,536
3,747	Assa Abloy AB, Class B	81,382

Continued

AZL MSCI Global Equity Index Fund

Schedule of Portfolio Investments

March 31, 2018 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Building Products, continued
1,898	Compagnie de Saint-Gobain SA	$100,242
900	Daikin Industries, Ltd.	99,961
607	Fortune Brands Home & Security, Inc.	35,746
133	Geberit AG, Registered Shares	58,838
3,323	Johnson Controls International plc	117,103
158	Lennox International, Inc.	32,290
1,000	Lixil Group Corp.	22,178
1,128	Masco Corp.	45,616
422	Owens Corning, Inc.	33,929
500	TOTO, Ltd.	26,249

		757,406

Capital Markets (2.8%):
3,720	3i Group plc	44,909
210	Affiliated Managers Group, Inc.	39,812
546	Ameriprise Financial, Inc.	80,775
263	Amundi SA	21,162
768	ASX, Ltd.	33,238
3,703	Bank of New York Mellon Corp. (The)	190,816
452	BlackRock, Inc., Class A+	244,857
3,227	Brookfield Asset Management, Inc., Class A	125,804
412	CBOE Holdings, Inc.	47,009
4,465	Charles Schwab Corp. (The)	233,162
879	CI Financial Corp.	18,833
1,285	CME Group, Inc.	207,836
9,333	Credit Suisse Group AG	156,652
4,000	Daiwa Securities Group, Inc.	25,673
7,799	Deutsche Bank AG, Registered Shares	108,730
686	Deutsche Boerse AG	93,439
1,101	E*TRADE Financial Corp.*	61,006
451	Eaton Vance Corp.	25,107
1,172	Franklin Resources, Inc.	40,645
1,322	Goldman Sachs Group, Inc. (The)	332,958
1,005	Hargreaves Lansdown plc	23,062
4,500	Hong Kong Exchanges & Clearing, Ltd.	147,919
14	IGM Financial, Inc.	409
2,080	Intercontinental Exchange, Inc.	150,842
1,642	Invesco, Ltd.	52,560
2,442	Investec plc	18,860
2,000	Japan Exchange Group, Inc.	37,411
888	Julius Baer Group, Ltd.	54,696
8,000	Kingston Financial Group, Ltd.^	3,609
1,238	London Stock Exchange Group plc	71,724
1,070	Macquarie Group, Ltd.	85,351
653	Moody’s Corp.	105,329
4,936	Morgan Stanley	266,347
316	MSCI, Inc., Class A	47,233
472	NASDAQ OMX Group, Inc. (The)	40,696
11,500	Nomura Holdings, Inc.	66,963
762	Northern Trust Corp.	78,585
73	Partners Group Holding AG^	54,346
514	Raymond James Financial, Inc.	45,957
913	S&P Global, Inc.	174,438
400	SBI Holdings, Inc.	9,427
529	Schroders plc	23,719
544	SEI Investments Co.	40,751
3,200	Singapore Exchange, Ltd.	18,076
1,367	State Street Corp.	136,331
924	T. Rowe Price Group, Inc.	99,764
1,046	TD Ameritrade Holding Corp.	61,955
844	Thomson Reuters Corp.	32,621

Shares		Fair Value
Common Stocks, continued
Capital Markets, continued
13,758	UBS Group AG	$242,329

		4,323,733

Chemicals (3.0%):
1,636	Air Liquide SA	200,581
840	Air Products & Chemicals, Inc.	133,585
700	Air Water, Inc.	13,753
942	AkzoNobel NV	89,043
441	Albemarle Corp.	40,898
263	Arkema SA	34,339
5,000	Asahi Kasei Corp.	66,568
832	Axalta Coating Systems, Ltd.*	25,118
3,383	BASF SE	343,776
529	Celanese Corp., Series A	53,011
902	CF Industries Holdings, Inc.	34,032
702	Chemours Co. (The)	34,194
384	Christian Hansen Holding A/S	33,183
883	Clariant AG	21,092
606	Covestro AG	59,642
512	Croda International plc	32,851
1,000	Daicel Chemical Industries, Ltd.	10,957
8,752	DowDuPont, Inc.	557,591
519	Eastman Chemical Co.	54,796
1,004	Ecolab, Inc.	137,618
34	EMS-Chemie Holding AG	21,474
653	Evonik Industries AG	23,037
522	FMC Corp.	39,970
172	Frutarom Industries, Ltd.	15,821
275	Fuchs Petrolub AG	14,933
36	Givaudan SA, Registered Shares	82,083
500	Hitachi Chemical Co., Ltd.	11,132
6,485	Incitec Pivot, Ltd.	17,605
319	International Flavor & Fragrances, Inc.	43,674
3,372	Israel Chemicals, Ltd.	14,296
758	Johnson Matthey plc	32,400
800	JSR Corp.	17,968
747	K+S AG, Registered Shares	21,560
1,000	Kaneka Corp.	9,987
900	Kansai Paint Co., Ltd.	21,076
592	Koninklijke DSM NV	58,859
1,300	Kuraray Co., Ltd.	22,588
362	Lanxess AG	27,752
649	Linde AG	136,609
1,275	Lyondellbasell Industries NV	134,742
373	Methanex Corp.	22,599
5,800	Mitsubishi Chemical Holdings Corp.	56,335
800	Mitsubishi Gas Chemical Co., Inc.	19,236
800	Mitsui Chemicals, Inc.	25,467
1,602	Monsanto Co.	186,938
1,289	Mosaic Co. (The)	31,297
600	Nippon Paint Holdings Co., Ltd.	22,086
200	Nissan Chemical Industries, Ltd.	8,330
500	Nitto Denko Corp.	37,913
899	Novozymes A/S, Class B	46,562
2,437	Nutrien, Ltd.	115,191
1,427	Orica, Ltd.	19,546
944	PPG Industries, Inc.	105,350
1,054	Praxair, Inc.	152,093
289	Sherwin Williams Co.	113,323
1,400	Shin-Etsu Chemical Co., Ltd.	145,563
7	Sika AG, Class B	54,885
249	Solvay SA	34,617
6,000	Sumitomo Chemical Co., Ltd.	34,697
485	Symrise AG	39,048
600	Taiyo Nippon Sanso Corp.	9,082
700	Teijin, Ltd.	13,330

Continued

AZL MSCI Global Equity Index Fund

Schedule of Portfolio Investments

March 31, 2018 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Chemicals, continued
5,200	Toray Industries, Inc.	$49,395
1,000	Tosoh Corp.	19,754
776	Umicore SA	41,162
280	W.R. Grace & Co.	17,144
682	Yara International ASA	28,983

		4,194,120

Commercial Services & Supplies (0.3%):
1,000	Babcock International Group plc^	9,394
5,458	Brambles, Ltd.	41,998
344	Cintas Corp.	58,680
1,000	Dai Nippon Printing Co., Ltd.	20,819
805	Edenred	28,007
6,037	G4S plc	21,045
648	ISS A/S	24,050
400	Park24 Co., Ltd.	10,898
847	Republic Services, Inc., Class A	56,097
401	Rollins, Inc.	20,463
600	SECOM Co., Ltd.	44,646
1,209	Securitas AB, Class B	20,597
109	Societe BIC SA^	10,850
300	Sohgo Security Services Co., Ltd.	14,768
334	Stericycle, Inc.*	19,549
2,000	Toppan Printing Co., Ltd.	16,433
914	Waste Connections, Inc.	65,570
1,666	Waste Management, Inc.	140,143

		624,007

Communications Equipment (0.9%):
188	Arista Networks, Inc.*	47,996
18,303	Cisco Systems, Inc.	785,017
795	CommScope Holding Co., Inc.*	31,776
266	F5 Networks, Inc.*	38,466
394	Harris Corp.	63,544
1,365	Juniper Networks, Inc.	33,210
628	Motorola Solutions, Inc.	66,128
22,104	Nokia OYJ	122,168
301	Palo Alto Networks, Inc.*	54,638
10,059	Telefonaktiebolaget LM Ericsson, Class B	63,855

		1,306,798

Construction & Engineering (0.3%):
814	ACS Actividades de Construccion y Servicios SA	31,755
805	Bouygues SA	40,377
148	Cimic Group, Ltd.	5,105
227	Eiffage SA	25,856
1,882	Ferrovial SA	39,346
547	Fluor Corp.	31,299
89	Hochtief AG	16,633
481	Jacobs Engineering Group, Inc.	28,451
800	JGC Corp.	17,456
3,000	Kajima Corp.	28,211
389	Koninklijke Boskalis Westminster NV	11,403
2,600	Obayashi Corp.	28,633
2,000	Shimizu Corp.	17,858
1,213	Skanska AB, Class B	24,824
583	SNC-Lavalin Group, Inc.	25,602
800	TAISEI Corp.	40,998
1,954	Vinci SA	192,369

		606,176

Construction Materials (0.4%):
4,102	Boral, Ltd.	23,594
3,045	CRH plc	103,516
2,471	Fletcher Building, Ltd.	10,791
608	HeidelbergCement AG	59,730

Shares		Fair Value
Common Stocks, continued
Construction Materials, continued
174	Imerys SA	$16,920
1,726	James Hardie Industries SE	30,487
1,463	LafargeHolcim, Ltd., Registered Shares	80,154
239	Martin Marietta Materials, Inc.	49,545
500	Taiheiyo Cement Corp.	18,049
438	Vulcan Materials Co.	50,006

		442,792

Consumer Finance (0.5%):
1,300	ACOM Co., Ltd.*	5,844
1,649	Ally Financial, Inc.	44,770
2,703	American Express Co.	252,137
1,838	Capital One Financial Corp.	176,117
700	Credit Saison Co., Ltd.	11,714
1,394	Discover Financial Services	100,270
3,057	Synchrony Financial	102,501

		693,353

Containers & Packaging (0.2%):
4,626	Amcor, Ltd.	50,755
351	Avery Dennison Corp.	37,294
1,022	Ball Corp.	40,584
545	CCL Industries, Inc.	27,517
559	Crown Holdings, Inc.*	28,369
1,337	International Paper Co.	71,435
370	Packaging Corp. of America	41,699
778	Sealed Air Corp.	33,291
600	Toyo Seikan Kaisha, Ltd.	8,970
987	WestRock Co.	63,336

		403,250

Distributors (0.1%):
587	Genuine Parts Co.	52,736
400	Jardine Cycle & Carriage, Ltd.	10,574
1,183	LKQ Corp.*	44,895

		108,205

Diversified Consumer Services (0.0%):
400	Benesse Holdings, Inc.	14,543
876	H&R Block, Inc.	22,259

		36,802

Diversified Financial Services (1.0%):
11,633	AMP, Ltd.	44,805
4,680	Berkshire Hathaway, Inc., Class B*	933,566
2,251	Challenger, Ltd.	20,098
1,420	Element Fleet Management Corp.	4,575
145	Eurazeo Se	13,350
446	EXOR NV	31,861
12,000	First Pacific Co., Ltd.	6,551
326	Groupe Bruxelles Lambert SA	37,273
681	Industrivarden AB, Class C	15,843
1,625	Investor AB, Class B	72,357
827	Kinnevik AB	29,806
171	L E Lundbergforetagen AB	12,266
1,211	Leucadia National Corp.	27,526
2,600	Mitsubishi UFJ Lease & Finance Co., Ltd.	15,500
317	Onex Corp.	22,865
4,600	ORIX Corp.	82,133
181	Pargesa Holding SA	16,066
475	Voya Financial, Inc.	23,988
105	Wendel	16,388

		1,426,817

Diversified Telecommunication Services (1.7%):
22,745	AT&T, Inc.	810,859
597	BCE, Inc.	25,693
582	Belgacom SA	18,070

Continued

AZL MSCI Global Equity Index Fund

Schedule of Portfolio Investments

March 31, 2018 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Diversified Telecommunication Services, continued
6,945	Bezeq Israeli Telecommunication Corp., Ltd. (The)	$8,891
30,748	BT Group plc	98,236
3,137	CenturyLink, Inc.	51,541
12,216	Deutsche Telekom AG, Registered Shares	199,257
563	Elisa OYJ	25,498
7,668	France Telecom SA	130,208
10,000	HKT Trust & HKT, Ltd.	12,613
103	Iliad SA	21,317
13,592	Koninklijke (Royal) KPN NV	40,800
2,400	Nippon Telegraph & Telephone Corp.	111,507
21,000	PCCW, Ltd.	12,184
27,900	Singapore Telecommunications, Ltd.	71,941
105	Swisscom AG, Registered Shares^	52,091
3,158	TDC A/S	26,201
6,633	Telecom Corp. of New Zealand, Ltd.	16,067
21,887	Telecom Italia SpA	18,279
41,770	Telecom Italia SpA*^	39,773
3,135	Telefonica Deutschland Holding AG	14,729
16,270	Telefonica SA	161,233
2,866	Telenor ASA	65,210
10,107	Telia Co AB	47,694
16,000	Telstra Corp., Ltd.	38,813
752	TELUS Corp.	26,409
2,193	TPG Telecom, Ltd.^	9,328
15,346	Verizon Communications, Inc.	733,846
709	Zayo Group Holdings, Inc.*	24,219

		2,912,507

Electric Utilities (1.6%):
912	Alliant Energy Corp.	37,264
1,686	American Electric Power Co., Inc.	115,643
2,500	Chubu Electric Power Co., Inc.	35,808
1,100	Chugoku Electric Power Co., Inc. (The)	13,415
3,000	CK Infrastructure Holdings, Ltd.	24,658
6,500	CLP Holdings, Ltd.	66,447
2,623	Duke Energy Corp.	203,204
1,295	Edison International	82,440
9,354	EDP - Energias de Portugal SA	35,567
1,479	Electricite de France	21,444
225	Emera, Inc.	7,119
1,282	Endesa SA	28,228
31,366	Enel SpA	192,161
637	Entergy Corp.	50,183
1,167	Eversource Energy	68,760
3,513	Exelon Corp.	137,042
1,624	FirstEnergy Corp.	55,232
1,385	Fortis, Inc.	46,758
1,782	Fortum OYJ^	38,312
7,500	HK Electric Investments, Ltd.	7,272
5,500	Hongkong Electric Holdings, Ltd.	49,248
1,223	Hydro One, Ltd.	19,861
22,770	Iberdrola SA	167,458
2,800	Kansai Electric Power Co., Inc. (The)	36,551
1,700	Kyushu Electric Power Co., Inc.	20,538
3,588	Mighty River Power, Ltd.	8,371
1,716	NextEra Energy, Inc.	280,273
776	OGE Energy Corp.	25,430
795	Orsted A/S	51,770
1,798	PG&E Corp.	78,986
461	Pinnacle West Capital Corp.	36,788
2,636	PPL Corp.	74,572
1,700	Red Electrica Corporacion SA	35,014

Shares		Fair Value
Common Stocks, continued
Electric Utilities, continued
3,382	Scottish & Southern Energy plc	$60,605
3,595	Southern Co. (The)	160,553
4,286	Terna SpA	25,073
1,800	Tohoku Electric Power Co., Inc.	24,461
5,700	Tokyo Electric Power Co., Inc. (The)*	22,276
567	Westar Energy, Inc.	29,819
1,952	Xcel Energy, Inc.	88,777

		2,563,381

Electrical Equipment (0.9%):
7,024	ABB, Ltd.	167,324
172	Acuity Brands, Inc.	23,941
725	AMETEK, Inc.	55,078
1,663	Eaton Corp. plc	132,891
2,386	Emerson Electric Co.	162,963
2,000	Fuji Electric Holdings Co., Ltd.	13,790
1,001	Legrand SA	78,554
200	Mabuchi Motor Co., Ltd.	9,922
7,100	Mitsubishi Electric Corp.	115,414
900	Nidec Corp.	138,076
350	OSRAM Licht AG	25,768
801	Prysmian SpA	25,198
493	Rockwell Automation, Inc.	85,881
2,138	Schneider Electric SA	188,038
672	Sensata Technologies Holding plc*^	34,830
973	Siemens Gamesa Renewable Energy^	15,619
702	Vestas Wind Systems A/S	50,269

		1,323,556

Electronic Equipment, Instruments & Components (0.9%):
700	ALPS Electric Co., Ltd.	17,335
1,094	Amphenol Corp., Class A	94,227
370	Arrow Electronics, Inc.*	28,497
523	Avnet, Inc.	21,840
593	CDW Corp.	41,694
658	Cognex Corp.	34,209
2,944	Corning, Inc.	82,080
2,085	Flextronics International, Ltd.*	34,048
543	FLIR Systems, Inc.	27,155
500	Hamamatsu Photonics K.K.	19,199
1,024	Hexagon AB, Class B	61,370
105	Hirose Electric Co., Ltd.	14,562
300	Hitachi High-Technologies Corp.	14,358
17,000	Hitachi, Ltd.	124,040
218	Ingenico Group^	17,735
143	IPG Photonics Corp.*	33,373
300	Keyence Corp.	187,807
1,200	Kyocera Corp.	68,031
700	Murata Manufacturing Co., Ltd.	96,642
400	Nippon Electric Glass Co., Ltd.	11,665
700	Omron Corp.	41,086
1,000	Shimadzu Corp.	27,712
500	TDK Corp.	44,579
1,333	TE Connectivity, Ltd.	133,167
984	Trimble Navigation, Ltd.*	35,306
1,000	Yaskawa Electric Corp.	45,417
900	Yokogawa Electric Corp.	18,277

		1,375,411

Energy Equipment & Services (0.4%):
1,246	Baker Hughes	34,601
3,349	Halliburton Co.	157,203
427	Helmerich & Payne, Inc.^	28,421
2,567	John Wood Group plc	19,470
1,540	National-Oilwell Varco, Inc.	56,687
5,042	Schlumberger, Ltd.	326,621

Continued

AZL MSCI Global Equity Index Fund

Schedule of Portfolio Investments

March 31, 2018 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Energy Equipment & Services, continued
1,765	Technipfmc plc	$51,979
1,915	Tenaris SA^	33,104

		708,086

Equity Real Estate Investment Trusts (2.2%):
297	Alexandria Real Estate Equities, Inc.	37,092
1,585	American Tower Corp.	230,363
9,400	Ascendas Real Estate Investment Trust	18,923
493	AvalonBay Communities, Inc.	81,079
518	Boston Properties, Inc.	63,828
3,789	British Land Co. plc	34,172
1,163	Brixmor Property Group, Inc.	17,736
349	Camden Property Trust	29,379
10,600	CapitaLand Commercial Trust	14,874
10,000	CapitaMall Trust	15,918
2,235	Colony Northstar, Inc.	12,561
1,476	Crown Castle International Corp.	161,784
5	Daiwahouse Residential Investment Corp.	12,107
3,890	Dexus Property Group	27,967
707	Digital Realty Trust, Inc.	74,504
1,337	Duke Realty Corp.	35,404
290	Equinix, Inc.	121,261
1,437	Equity Residential Property Trust	88,548
216	Essex Property Trust, Inc.	51,987
492	Extra Space Storage, Inc.	42,981
295	Federal Realty Investment Trust	34,252
126	Fonciere des Regions SA	13,910
158	Gecina SA	27,459
2,344	Ggp US	47,958
7,223	GPT Group	26,402
716	H&R Real Estate Investment Trust	11,689
3,070	Hammerson plc	23,141
1,803	HCP, Inc.	41,884
2,888	Host Hotels & Resorts, Inc.	53,832
168	ICADE	16,325
1,183	Invitation Homes, Inc.	27,008
957	Iron Mountain, Inc.	31,447
4	Japan Prime Realty Investment Corp.	14,531
5	Japan Real Estate Investment Corp.	26,028
11	Japan Retail Fund Investment Corp.	21,387
1,638	Kimco Realty Corp.	23,587
844	Klepierre	34,051
2,886	Land Securities Group plc	37,992
566	Liberty Property Trust	22,487
7,000	Link REIT (The)	60,036
500	Macerich Co. (The)	28,010
6,849	Macquarie Goodman Group	44,504
370	Mid-America Apartment Communities, Inc.	33,759
14,289	Mirvac Group	23,697
661	National Retail Properties, Inc.	25,951
5	Nippon Building Fund, Inc.	27,778
6	Nippon Prologis REIT, Inc.	13,026
15	Nomura Real Estate Master Fund, Inc.	20,910
2,003	ProLogis, Inc.	126,169
592	Public Storage, Inc.	118,631
1,090	Realty Income Corp.	56,386
394	Regency Centers Corp.	23,238
626	RioCan REIT	11,488
397	SBA Communications Corp.*	67,855
19,896	Scentre Group	58,762
3,901	SERGO plc	32,935
1,167	Simon Property Group, Inc.	180,126

Shares		Fair Value
Common Stocks, continued
Equity Real Estate Investment Trusts, continued
397	SL Green Realty Corp.	$38,442
6,870	Stockland Trust Group	21,302
8,200	Suntec REIT	11,889
1,048	UDR, Inc.	37,330
371	Unibail-Rodamco SE	84,914
11	United Urban Investment Corp.	17,198
1,261	Ventas, Inc.	62,457
3,848	VEREIT, Inc.	26,782
12,778	Vicinity Centres	23,746
695	Vornado Realty Trust	46,774
1,360	Welltower, Inc.	74,025
6,519	Westfield Corp.	42,814
2,894	Weyerhaeuser Co.	101,290

		3,250,062

Food & Staples Retailing (1.8%):
2,500	Aeon Co., Ltd.	44,626
1,573	Alimentation Couche-Tard, Inc.	70,420
2,336	Carrefour SA	48,512
240	Casino Guichard-Perrachon SA^	11,766
279	Colruyt SA	15,422
1,644	Costco Wholesale Corp.	309,779
3,806	CVS Health Corp.	236,771
850	Empire Co., Ltd., Class A	17,063
300	FamilyMart Co., Ltd.	25,131
182	ICA Gruppen AB	6,446
6,388	J Sainsbury plc	21,407
350	Jean Coutu Group, Inc., Class A	6,673
1,005	Jeronimo Martins SGPS SA	18,326
4,925	Koninklijke Ahold Delhaize NV^	116,764
3,059	Kroger Co. (The)	73,232
200	LAWSON, Inc.	13,672
837	Loblaw Cos., Ltd.	42,292
706	METRO AG^	12,500
906	Metro, Inc.	28,906
2,700	Seven & I Holdings Co., Ltd.	115,859
400	Sundrug Co., Ltd.	18,735
1,705	Sysco Corp.	102,232
36,345	Tesco plc	105,005
100	Tsuruha Holdings, Inc.	14,405
3,147	Walgreens Boots Alliance, Inc.	206,034
5,512	Wal-Mart Stores, Inc.	490,403
4,240	Wesfarmers, Ltd.	136,020
218	Weston (George), Ltd.	17,552
8,734	William Morrison Supermarkets plc^	26,167
4,614	Woolworths, Ltd.	93,494

		2,445,614

Food Products (1.6%):
1,500	Ajinomoto Co., Inc.	27,258
2,102	Archer-Daniels-Midland Co.	91,164
1,397	Associated British Foods plc	48,832
8	Barry Callebaut AG, Registered Shares	15,643
553	Bunge, Ltd.	40,889
300	Calbee, Inc.	10,187
713	Campbell Soup Co.^	30,880
1,302	ConAgra Foods, Inc.	48,018
2,221	Danone SA	179,867
1,954	General Mills, Inc.	88,047
45,600	Golden Agri-Resources, Ltd.	12,223
554	Hershey Co. (The)	54,824
1,150	Hormel Foods Corp.^	39,468
288	Ingredion, Inc.	37,129
436	JM Smucker Co. (The)	54,068
1,034	Kellogg Co.	67,220
593	Kerry Group plc, Class A	60,292

Continued

AZL MSCI Global Equity Index Fund

Schedule of Portfolio Investments

March 31, 2018 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Food Products, continued
600	Kikkoman Corp.	$24,349
2,285	Kraft Heinz Co. (The)	142,333
4	Lindt & Spruengli AG	24,814
1,474	Marine Harvest	29,628
472	McCormick & Co.	50,216
500	Meiji Holdings Co., Ltd.	38,477
5,464	Mondelez International, Inc., Class A	228,012
11,517	Nestle SA, Registered Shares	912,045
500	Nippon Meat Packers, Inc.	20,621
800	Nisshin Seifun Group, Inc.	15,987
200	Nissin Foods Holdings Co., Ltd.	13,921
3,107	Orkla ASA, Class A	33,412
1,007	Saputo, Inc.	32,324
300	Toyo Suisan Kaisha, Ltd.	11,887
967	Tyson Foods, Inc., Class A	70,775
23,000	WH Group, Ltd.	24,723
7,700	Wilmar International, Ltd.	18,762
300	Yakult Honsha Co., Ltd.*	22,540
500	Yamazaki Baking Co., Ltd.	10,485

		2,631,320

Gas Utilities (0.0%):
4,712	APA Group	28,607
417	Atmos Energy Corp.	35,128
1,377	Gas Natural SDG SA	32,887
29,400	Hong Kong & China Gas Co., Ltd.	60,617
1,600	Osaka Gas Co., Ltd.	31,809
1,400	Tokyo Gas Co., Ltd.	37,396
697	UGI Corp.	30,961

		257,405

Health Care Equipment & Supplies (2.0%):
6,465	Abbott Laboratories	387,384
238	Align Technology, Inc.*	59,769
1,760	Baxter International, Inc.	114,470
956	Becton, Dickinson & Co.	207,165
159	bioMerieux	13,127
5,185	Boston Scientific Corp.*	141,654
157	Cochlear, Ltd.	22,025
461	Coloplast A/S, Class B	39,077
4,781	Convatec Group plc	13,376
192	Cooper Cos., Inc. (The)	43,932
2,374	Danaher Corp.	232,438
906	DENTSPLY SIRONA, Inc.	45,581
747	Edwards Lifesciences Corp.*	104,221
748	Essilor International SA Compagnie Generale d’Optique	100,960
2,474	Fisher & Paykel Healthcare Corp., Ltd.	23,757
747	Getinge AB, Class B	8,506
974	Hologic, Inc.*	36,389
1,500	HOYA Corp.	75,977
352	IDEXX Laboratories, Inc.*	67,369
421	Intuitive Surgical, Inc.*	173,801
4,967	Medtronic plc	398,454
1,100	Olympus Co., Ltd.	42,170
548	ResMed, Inc.	53,962
556	Siemens Healthineers AG	22,847
2,963	Smith & Nephew plc	55,382
211	Sonova Holding AG, Registered Shares	33,548
39	Straumann Holding AG, Registered Shares	24,598
1,222	Stryker Corp.	196,644
600	Sysmex Corp.	54,528
137	Teleflex, Inc.	34,932

Shares		Fair Value
Common Stocks, continued
Health Care Equipment & Supplies, continued
1,300	Terumo Corp.	$67,402
379	Varian Medical Systems, Inc.*	46,484
646	William Demant Holding A/S*	24,056
735	Zimmer Holdings, Inc.	80,144

		3,046,129

Health Care Providers & Services (1.6%):
1,187	Aetna, Inc.	200,603
1,356	Al Noor Hospitals Group plc	11,449
700	Alfresa Holdings Corp.	15,755
588	AmerisourceBergen Corp.	50,691
973	Anthem, Inc.	213,768
1,143	Cardinal Health, Inc.	71,643
667	Centene Corp.*	71,282
944	Cigna Corp.	158,347
441	DaVita, Inc.*	29,080
240	Envision Healthcare Corp.*	9,223
2,076	Express Scripts Holding Co.*	143,410
819	Fresenius Medical Care AG & Co., KGaA	83,615
1,440	Fresenius SE & Co. KGaA	109,978
1,038	HCA Holdings, Inc.	100,686
7,247	Healthscope, Ltd.	10,814
559	Henry Schein, Inc.*	37,570
536	Humana, Inc.	144,093
409	Laboratory Corp. of America Holdings*	66,156
797	McKesson Corp.	112,273
800	Medipal Holdings Corp.	16,701
496	Quest Diagnostics, Inc.	49,749
548	Ramsay Health Care, Ltd.	26,379
1,923	Ryman Healthcare, Ltd.	14,758
1,491	Sonic Healthcare, Ltd.	26,280
400	Suzuken Co., Ltd.	16,815
3,580	UnitedHealth Group, Inc.	766,121
359	Universal Health Services, Inc., Class B	42,509

		2,599,748

Health Care Technology (0.1%):
1,083	Cerner Corp.*	62,814
700	M3, Inc.	32,070
435	Veeva Systems, Inc., Class A*	31,764

		126,648

Hotels, Restaurants & Leisure (1.7%):
683	Accor SA	36,891
929	Aramark Holdings Corp.	36,751
2,102	Aristocrat Leisure, Ltd.	39,181
1,219	Carnival Corp., Class A	79,942
720	Carnival plc	46,387
67	Chipotle Mexican Grill, Inc.*	21,648
5,948	Compass Group plc	121,525
1,460	Crown, Ltd.	14,319
480	Darden Restaurants, Inc.	40,920
255	Domino’s Pizza Enterprises, Ltd.^	8,200
131	Domino’s Pizza, Inc.	30,596
207	Flight Centre, Ltd.^	9,106
9,000	Galaxy Entertainment Group, Ltd.	82,504
11,400	Genting Singapore plc	9,450
715	Hilton Worldwide Holdings, Inc.	56,313
704	Intercontinental Hotels Group plc	42,208
1,404	Las Vegas Sands Corp.	100,948
1,190	Marriott International, Inc., Class A	161,816
2,925	McDonald’s Corp.	457,413
763	Melco Resorts & Entertainment, Ltd., ADR	22,112
2,822	Merlin Entertainments plc	13,732

Continued

AZL MSCI Global Equity Index Fund

Schedule of Portfolio Investments

March 31, 2018 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Hotels, Restaurants & Leisure, continued
2,400	MGM China Holdings, Ltd.	$6,270
1,778	MGM Resorts International	62,266
621	Norwegian Cruise Line Holdings, Ltd.*	32,894
800	Oriental Land Co., Ltd.	81,930
308	Paddy Power plc	31,641
873	Restaurant Brands International, Inc.	49,688
578	Royal Caribbean Cruises, Ltd.	68,054
9,600	Sands China, Ltd.	52,130
10,000	SJM Holdings, Ltd.	8,763
372	Sodexo SA	37,527
5,154	Starbucks Corp.	298,365
7,935	Tabcorp Holdings, Ltd.	26,898
1,739	TUI AG	37,328
163	Vail Resorts, Inc.	36,137
710	Whitbread plc	36,950
380	Wyndham Worldwide Corp.	43,483
8,000	Wynn Macau, Ltd.	29,339
321	Wynn Resorts, Ltd.	58,538
1,155	Yum! Brands, Inc.	98,325

		2,528,488

Household Durables (0.7%):
3,899	Barratt Developments plc	29,039
503	Berkeley Group Holdings plc (The)	26,768
900	Casio Computer Co., Ltd.	13,408
1,387	D.R. Horton, Inc.	60,806
982	Electrolux AB, Series B	30,911
447	Garmin, Ltd.	26,342
1,713	Husqvarna AB, Class B	16,531
600	Iida Group Holdings Co., Ltd.	11,193
538	Leggett & Platt, Inc.^	23,866
1,070	Lennar Corp., Class A	63,065
254	Mohawk Industries, Inc.*	58,984
1,786	Newell Rubbermaid, Inc.	45,507
1,300	Nikon Corp.	23,469
14	NVR, Inc.*	39,200
8,200	Panasonic Corp.	117,148
822	Persimmon plc	29,220
948	PulteGroup, Inc.	27,957
100	Rinnai Corp.	9,524
92	SEB SA^	17,584
1,200	Sekisui Chemical Co., Ltd.	21,001
1,900	Sekisui House, Ltd.	34,935
700	Sharp Corp.*	21,005
4,700	Sony Corp.	228,919
13,519	Taylor Wimpey plc	35,063
5,500	Techtronic Industries Co., Ltd.	32,489
621	Toll Brothers, Inc.	26,858
255	Whirlpool Corp.	39,043

		1,109,835

Household Products (0.9%):
1,025	Church & Dwight Co., Inc.	51,619
426	Clorox Co. (The)	56,705
3,002	Colgate-Palmolive Co.	215,183
2,044	Essity AB, Class B	56,539
405	Henkel AG & Co. KGaA	50,967
1,324	Kimberly-Clark Corp.	145,812
1,000	Lion Corp.	20,513
9,392	Procter & Gamble Co. (The)	744,598
2,417	Reckitt Benckiser Group plc	204,785
1,600	Unicharm Corp.	46,409

		1,593,130

Shares		Fair Value
Common Stocks, continued
Independent Power & Renewable Electricity Producers (0.0%):
2,498	AES Corp. (The)	$28,402
500	Electric Power Development Co., Ltd.	12,874
6,653	Meridian Energy, Ltd.	13,760
787	Uniper SE	23,983
1,185	Vistra Energy Corp.*	24,684

		103,703

Industrial Conglomerates (1.5%):
2,229	3M Co., Class C	489,310
9,500	CK Hutchison Holdings, Ltd.	114,219
381	DCC plc	35,102
31,952	General Electric Co.	430,713
2,680	Honeywell International, Inc.	387,287
800	Jardine Matheson Holdings, Ltd.	49,346
900	Jardine Strategic Holdings, Ltd.	34,626
400	Keihan Electric Railway Co., Ltd.	12,405
4,300	Keppel Corp., Ltd.	25,682
3,640	Koninklijke Philips Electronics NV	139,868
7,370	NWS Holdings, Ltd.	13,428
361	Roper Industries, Inc.	101,329
700	Seibu Holdings, Inc.	12,242
6,700	SembCorp Industries, Ltd.	16,049
2,780	Siemens AG, Registered Shares	354,546
1,528	Smiths Group plc	32,489
25,000	Toshiba Corp.	72,656

		2,321,297

Insurance (4.8%):
850	Admiral Group plc	22,009
7,322	AEGON NV	49,439
2,904	Aflac, Inc.	127,079
762	Ageas NV	39,390
44,200	AIA Group, Ltd.	377,343
38	Alleghany Corp.	23,349
1,662	Allianz SE, Registered Shares+	375,558
1,251	Allstate Corp. (The)	118,595
304	American Financial Group, Inc.	34,115
3,436	American International Group, Inc.	186,986
885	Aon plc	124,192
502	Arch Capital Group, Ltd.*	42,965
733	Arthur J. Gallagher & Co.	50,379
4,785	Assicurazioni Generali SpA	92,242
244	Assurant, Inc.	22,304
311	Athene Holding, Ltd.*	14,869
13,661	Aviva plc	95,186
7,004	AXA SA	186,438
387	Axis Capital Holdings, Ltd.	22,280
209	Baloise Holding AG, Registered Shares	31,997
327	Brighthouse Financial, Inc.*	16,808
1,718	Chubb, Ltd.	234,971
647	Cincinnati Financial Corp.	48,046
697	CNP Assurances SA	17,596
3,700	Dai-ichi Life Insurance Co., Ltd.	68,704
5,556	Direct Line Insurance Group plc	29,743
166	Everest Re Group, Ltd.	42,632
92	Fairfax Financial Holdings, Ltd.	46,641
928	FNF Group	37,139
727	Gjensidige Forsikring ASA^	13,344
1,141	Great-West Lifeco, Inc.	29,123
228	Hannover Rueck SE	31,135
1,400	Hartford Financial Services Group, Inc. (The)	72,128
396	Industrial Alliance Insurance & Financial Services, Inc.	16,293
9,685	Insurance Australia Group, Ltd.	55,900

Continued

AZL MSCI Global Equity Index Fund

Schedule of Portfolio Investments

March 31, 2018 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Insurance, continued
551	Intact Financial Corp.	$41,408
6,200	Japan Post Holdings Co., Ltd.	75,317
22,081	Legal & General Group plc	79,975
739	Lincoln National Corp.	53,991
1,142	Loews Corp.	56,792
7,294	Manulife Financial Corp.	135,439
4,960	MAPFRE SA	16,495
46	Markel Corp.*	53,832
1,956	Marsh & McLennan Cos., Inc.	161,546
10,769	Medibank Private, Ltd.	24,143
3,149	MetLife, Inc.	144,508
1,600	MS&AD Insurance Group Holdings, Inc.	49,752
592	Muenchener Rueckversicherungs-Gesellschaft AG	137,664
1,400	NKSJ Holdings, Inc.	56,585
948	NN Group NV	42,097
19,702	Old Mutual plc	66,241
2,312	Poste Italiane SpA	21,159
1,383	Power Corp. of Canada	31,564
922	Power Financial Corp.	23,089
960	Principal Financial Group, Inc.	58,474
2,166	Progressive Corp. (The)	131,974
1,567	Prudential Financial, Inc.	162,263
9,367	Prudential plc	234,117
5,450	QBE Insurance Group, Ltd.	40,475
193	Reinsurance Group of America, Inc.	29,722
160	RenaissanceRe Holdings, Ltd.	22,162
4,071	RSA Insurance Group plc	36,009
1,525	Sampo OYJ, Class A	85,045
535	SCOR SA	21,909
900	Sony Financial Holdings, Inc.	16,498
1,995	St. James Place plc	30,452
10,335	Standard Life plc	52,220
2,062	Sun Life Financial, Inc.	84,692
5,252	Suncorp-Metway, Ltd.	54,013
130	Swiss Life Holding AG, Registered Shares	46,330
1,209	Swiss Re AG	123,143
2,300	T&D Holdings, Inc.	36,735
2,600	Tokio Marine Holdings, Inc.	118,438
475	Torchmark Corp.	39,981
1,006	Travelers Cos., Inc. (The)	139,693
213	Tryg A/S	4,969
295	UnipolSai SpA	702
930	UnumProvident Corp.	44,277
233	W.R. Berkley Corp.	16,939
435	Willis Towers Watson plc	66,203
817	XL Group, Ltd.	45,147
577	Zurich Insurance Group AG	189,393

		6,000,490

Internet & Direct Marketing Retail (2.1%):
1,518	Amazon.com, Inc.*	2,197,062
183	Booking Holdings, Inc.*	380,711
477	Expedia, Inc.	52,666
1,663	Liberty Interactive Corp., Class A*	41,858
1,618	Netflix, Inc.*	477,876
3,700	Rakuten, Inc.	30,578
700	Start Today Co., Ltd.	18,289
466	TripAdvisor, Inc.*^	19,055
340	Zalando SE*	18,546

		3,236,641

Internet Software & Services (2.8%):
694	Akamai Technologies, Inc.*	49,260

Shares		Fair Value
Common Stocks, continued
Internet Software & Services, continued
1,108	Alphabet, Inc., Class A*	$1,149,151
1,166	Alphabet, Inc., Class C*	1,203,067
3,847	Auto Trader Group plc	18,934
147	CoStar Group, Inc.*	53,314
500	DeNA Co., Ltd.	9,160
3,535	eBay, Inc.*	142,248
8,852	Facebook, Inc., Class A*	1,414,462
281	IAC/InterActiveCorp*	43,943
700	Kakaku.com, Inc.	12,353
151	MercadoLibre, Inc.	53,815
100	mixi, Inc.	3,735
300	Shopify, Inc., Class A*	37,377
2,197	Twitter, Inc.*	63,735
475	United Internet AG, Registered Shares	29,911
322	VeriSign, Inc.*	38,176
5,500	Yahoo! Japan Corp.	25,813
443	Zillow Group, Inc., Class C*^	23,833

		4,372,287

IT Services (3.0%):
2,307	Accenture plc, Class C	354,126
201	Alliance Data Systems Corp.	42,785
1,640	Amadeus IT Holding SA	121,226
346	Atos Origin SA	47,367
1,579	Automatic Data Processing, Inc.	179,185
467	Broadridge Financial Solutions, Inc.	51,225
584	Capgemini SA	72,828
859	CGI Group, Inc., Class A*	49,545
2,162	Cognizant Technology Solutions Corp., Class A	174,041
1,800	Computershare, Ltd.	24,083
1,093	DXC Technology Co.	109,879
1,298	Fidelity National Information Services, Inc.	124,997
1,382	First Data Corp., Class A*	22,112
1,528	Fiserv, Inc.*	108,962
294	FleetCor Technologies, Inc.*	59,535
7,000	Fujitsu, Ltd.	42,431
324	Gartner, Inc.*	38,109
604	Global Payments, Inc.	67,358
3,255	International Business Machines Corp.	499,415
317	Jack Henry & Associates, Inc.	38,341
584	Leidos Holdings, Inc.	38,194
3,463	MasterCard, Inc., Class A	606,579
440	Nomura Research Institute, Ltd.	20,774
2,500	NTT Data Corp.	26,231
200	OBIC Co., Ltd.	16,875
400	Otsuka Corp.	20,424
1,176	Paychex, Inc.	72,430
4,185	PayPal Holdings, Inc.*	317,516
802	Sabre Corp.	17,203
957	Square, Inc., Class A*	47,084
647	Total System Services, Inc.	55,810
6,715	Visa, Inc., Class A	803,248
1,873	Western Union Co.	36,018
446	Wirecard AG	52,714
1,079	Worldpay, Inc., Class A*	88,737

		4,447,387

Leisure Products (0.2%):
443	Hasbro, Inc.	37,345
1,326	Mattel, Inc.^	17,437
800	Namco Bandai Holdings, Inc.	25,781
239	Polaris Industries, Inc.^	27,370
800	Sega Sammy Holdings, Inc.	13,035

Continued

AZL MSCI Global Equity Index Fund

Schedule of Portfolio Investments

March 31, 2018 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Leisure Products, continued
300	Shimano, Inc.	$43,458
600	Yamaha Corp.	26,239

		190,665

Life Sciences Tools & Services (0.5%):
1,170	Agilent Technologies, Inc.	78,273
30	Eurofins Scientific SE	15,857
555	Illumina, Inc.*	131,213
436	IQVIA Holdings, Inc.*	42,776
248	Lonza Group AG, Registered Shares	58,519
95	Mettler-Toledo International, Inc.*	54,628
839	Qiagen NV*	27,100
1,481	Thermo Fisher Scientific, Inc.	305,767
321	Waters Corp.*	63,767

		777,900

Machinery (2.1%):
264	AGCO Corp.	17,120
1,121	Alfa Laval AB	26,510
607	Alstom SA	27,380
1,300	AMADA Co., Ltd.	15,838
291	Andritz AG	16,270
2,637	Atlas Copco AB, Class A	114,277
1,444	Atlas Copco AB, Class B	56,224
2,215	Caterpillar, Inc.	326,447
4,138	CNH Industrial NV	51,189
576	Cummins, Inc.	93,364
200	Daifuku Co., Ltd.	11,909
977	Deere & Co.	151,748
617	Dover Corp.	60,602
700	FANUC Corp.	178,181
458	Flowserve Corp.	19,845
1,143	Fortive Corp.	88,605
718	GEA Group AG	30,541
1,200	Hino Motors, Ltd.	15,664
200	Hitachi Construction Machinery Co., Ltd.	7,796
200	Hoshizaki Electric Co., Ltd.	17,853
312	IDEX Corp.	44,463
600	IHI Corp.	18,757
1,123	Illinois Tool Works, Inc.	175,929
1,011	IMI plc	15,343
975	Ingersoll-Rand plc	83,372
800	JTEKT Corp.	11,788
500	Kawasaki Heavy Industries, Ltd.	16,106
282	Kion Group AG	26,313
3,600	Komatsu, Ltd.	120,942
1,019	Kone OYJ, Class B	50,894
4,200	Kubota Corp.	74,026
500	Kurita Water Industries, Ltd.	16,151
800	Makita Corp.	39,775
156	MAN AG	18,187
472	Metso Corp. OYJ	14,900
139	Middleby Corp. (The)*	17,207
1,400	Minebea Co., Ltd.	30,196
1,300	Mitsubishi Heavy Industries, Ltd.	50,216
400	Nabtesco Corp.	15,712
1,000	NGK Insulators, Ltd.	17,355
1,800	NSK, Ltd.	24,324
1,294	PACCAR, Inc.	85,624
512	Parker Hannifin Corp.	87,567
670	Pentair plc	45,647
4,220	Sandvik AB	77,467
141	Schindler Holding AG	30,422
31	Schindler Holding AG, Registered Shares	6,493

Shares		Fair Value
Common Stocks, continued
Machinery, continued
1,553	SKF AB, Class B	$31,763
200	SMC Corp.	81,645
234	Snap-On, Inc.	34,524
529	Stanley Black & Decker, Inc.	81,043
400	Sumitomo Heavy Industries, Ltd.	15,305
600	THK Co., Ltd.	25,005
5,811	Volvo AB, Class B	106,128
210	WABCO Holdings, Inc.*	28,113
356	Wabtec Corp.	28,978
1,776	Wartsila Corp. OYJ, Class B	39,287
830	Weir Group plc (The)	23,260
704	Xylem, Inc.	54,152

		3,091,742

Marine (0.0%):
17	A.P. Moeller - Maersk A/S, Class A	25,014
16	A.P. Moeller - Maersk A/S, Class B	24,945
228	Kuehne & Nagel International AG, Registered Shares	35,912
500	Mitsui O.S.K. Lines, Ltd.	14,228
600	Nippon Yusen Kabushiki Kaisha	11,809

		111,908

Media (1.8%):
1,500	Altice NV, Class A*^	12,405
64	Axel Springer AG	5,357
1,374	CBS Corp., Class B	70,610
694	Charter Communications, Inc., Class A*	215,987
17,274	Comcast Corp., Class A	590,252
800	Dentsu, Inc.	35,491
679	Discovery Communications, Inc., Class A*^	14,551
1,175	Discovery Communications, Inc., Class C*	22,936
890	DISH Network Corp., Class A*	33,722
678	Eutelsat Communications SA	13,443
1,100	Hakuhodo DY Holdings, Inc.	15,107
1,539	Interpublic Group of Cos., Inc. (The)	35,443
13,978	ITV plc	28,309
403	JCDecaux SA	14,063
470	Lagardere SCA	13,431
423	Liberty Broadband Corp., Class C*	36,247
1,786	Liberty Global plc, Series C*	54,348
692	Liberty Global plc, Class A*	21,667
765	Liberty Media Group, Class C*	23,600
369	Liberty SiriusXM Group, Class A*	15,166
773	Liberty SiriusXM Group, Class C*	31,577
548	Live Nation, Inc.*	23,093
1,432	News Corp., Class A	22,626
762	Omnicom Group, Inc.	55,375
3,164	Pearson plc	33,283
854	ProSiebenSat.1 Media AG	29,617
762	Publicis Groupe SA	53,086
117	REA Group, Ltd.	7,155
170	RTL Group	14,117
534	Schibsted ASA, Class B	13,576
1,431	SES Global, Class A	19,385
1,248	Shaw Communications, Inc., Class B	24,045
1,500	Singapore Press Holdings, Ltd.^	2,895
4,637	Sirius XM Holdings, Inc.	28,935
3,978	Sky plc	72,419
227	Telenet Group Holding NV*	15,170
2,928	Time Warner, Inc.	276,930
400	Toho Co., Ltd.	13,363
3,860	Twenty-First Century Fox, Inc.	141,623

Continued

AZL MSCI Global Equity Index Fund

Schedule of Portfolio Investments

March 31, 2018 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Media, continued
1,709	Twenty-First Century Fox, Inc., Class B	$62,156
1,259	Viacom, Inc., Class B	39,105
3,773	Vivendi Universal SA	97,643
5,646	Walt Disney Co. (The)	567,083
4,388	WPP plc	69,733

		2,986,125

Metals & Mining (1.6%):
908	Agnico Eagle Mines, Ltd.	38,203
10,099	Alumina, Ltd.	18,430
4,662	Anglo American plc^	108,899
1,773	Antofagasta plc	22,949
2,233	ArcelorMittal	70,817
4,195	Barrick Gold Corp.	52,267
7,636	BHP Billiton plc	150,607
12,020	BHP Billiton, Ltd.	265,836
2,338	BlueScope Steel, Ltd.	27,488
1,073	Boliden AB	37,840
2,679	First Quantum Minerals, Ltd.	37,621
6,052	Fortescue Metals Group, Ltd.	20,253
599	Franco-Nevada Corp.	40,873
5,129	Freeport-McMoRan Copper & Gold, Inc.	90,116
837	Fresnillo plc	14,909
44,012	Glencore International plc	218,964
3,385	Goldcorp, Inc.	46,747
1,100	Hitachi Metals, Ltd.	12,943
2,000	JFE Holdings, Inc.	40,404
4,800	Kinross Gold Corp.*	18,966
1,500	Kobe Steel, Ltd.	14,869
1,942	Lundin Mining Corp.	12,739
400	Maruichi Steel Tube, Ltd.	12,146
400	Mitsubishi Materials Corp.	11,914
2,928	Newcrest Mining, Ltd.	44,010
1,887	Newmont Mining Corp.	73,725
2,700	Nippon Steel Corp.	59,362
5,187	Norsk Hydro ASA	30,599
1,228	Nucor Corp.	75,019
380	Randgold Resources, Ltd.	31,471
4,481	Rio Tinto plc	227,476
1,410	Rio Tinto, Ltd.	79,236
20,869	South32, Ltd.	52,008
990	Steel Dynamics, Inc.	43,778
1,000	Sumitomo Metal & Mining Co., Ltd.	41,207
2,267	Teck Cominco, Ltd., Class B	58,390
1,419	ThyssenKrupp AG	37,003
3,978	Turquoise Hill Resources, Ltd.*	12,167
415	Voestalpine AG	21,775
1,722	Wheaton Precious Metals Corp.	35,090

		2,309,116

Mortgage Real Estate Investment Trusts (0.0%):
1,279	Agnc Investment Corp.	24,199
3,700	Annaly Capital Management, Inc.	38,591

		62,790

Multiline Retail (0.5%):
274	Canadian Tire Corp., Class A	36,031
966	Dollar General Corp.	90,369
839	Dollar Tree, Inc.*	79,621
387	Dollarama, Inc.	47,040
400	Don Quijote Co., Ltd.	22,907
3,176	Harvey Norman Holdings, Ltd.^	9,089
1,300	Isetan Mitsukoshi Holdings, Ltd.	14,403
900	J. Front Retailing Co., Ltd.	15,203
602	Kohl’s Corp.	39,437
1,213	Macy’s, Inc.	36,075

Shares		Fair Value
Common Stocks, continued
Multiline Retail, continued
6,217	Marks & Spencer Group plc^	$23,592
900	MARUI GROUP Co., Ltd.	18,214
458	Next plc	30,606
511	Nordstrom, Inc.	24,738
100	Ryohin Keikaku Co., Ltd.	33,308
1,000	Takashimaya Co., Ltd.	9,625
1,906	Target Corp.	132,333

		662,591

Multi-Utilities (0.8%):
2,649	AGL Energy, Ltd.	44,375
986	Ameren Corp.	55,837
348	Atco, Ltd.	11,179
463	Canadian Utilities, Ltd., Class A	12,360
1,567	CenterPoint Energy, Inc.	42,936
23,324	Centrica plc	46,568
1,140	CMS Energy Corp.	51,631
1,217	Consolidated Edison, Inc.	94,853
2,399	Dominion Energy, Inc.	161,764
601	DTE Energy Co.	62,744
7,903	E.ON AG	87,810
6,854	Engie Group	114,493
573	Innogy Se	27,102
12,089	National Grid plc	135,931
1,299	NiSource, Inc.	31,059
1,833	Public Service Enterprise Group, Inc.	92,090
1,932	RWE AG	47,719
563	SCANA Corp.	21,141
801	Sempra Energy	89,087
1,255	Suez Environnement Co.	18,198
1,772	Veolia Environnement SA	42,017
1,085	WEC Energy Group, Inc.	68,030

		1,358,924

Oil, Gas & Consumable Fuels (6.0%):
608	AltaGas, Ltd.	11,252
1,954	Anadarko Petroleum Corp.	118,041
478	Andeavor	48,068
597	Antero Resources Corp.*	11,850
1,421	Apache Corp.	54,680
1,724	ARC Resources, Ltd.	18,790
73,753	BP plc	496,544
1,817	Cabot Oil & Gas Corp.	43,572
1,032	Caltex Australia, Ltd.	25,055
1,442	Cameco Corp.	13,108
3,930	Canadian Natural Resources, Ltd.	123,556
3,747	Cenovus Energy, Inc.	31,909
783	Cheniere Energy, Inc.*	41,851
7,031	Chevron Corp.	801,815
378	Cimarex Energy Co.	35,343
543	Concho Resources, Inc.*	81,629
4,408	ConocoPhillips Co.	261,350
370	Continental Resources, Inc.*	21,812
2,681	Crescent Point Energy Corp.	18,231
1,958	Devon Energy Corp.	62,245
351	Diamondback Energy, Inc.*	44,409
595	Enagas SA	16,283
6,358	Enbridge, Inc.	199,989
2,919	EnCana Corp.	32,109
9,027	ENI SpA	159,108
2,161	EOG Resources, Inc.	227,488
809	EQT Corp.	38,436
15,719	Exxon Mobil Corp.	1,172,794
1,927	Galp Energia SGPS SA	36,343
1,128	Hess Corp.	57,099
657	HollyFrontier Corp.	32,101

Continued

AZL MSCI Global Equity Index Fund

Schedule of Portfolio Investments

March 31, 2018 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Oil, Gas & Consumable Fuels, continued
1,272	Husky Energy, Inc.	$18,208
500	Idemitsu Kosan Co., Ltd.	19,158
1,189	Imperial Oil, Ltd.	31,493
3,800	INPEX Corp.	47,431
1,260	Inter Pipeline, Ltd.	21,871
10,850	JX Holdings, Inc.	66,286
705	Keyera Corp.	18,339
7,394	Kinder Morgan, Inc.	111,354
290	Koninklijke Vopak NV^	14,246
750	Lundin Petroleum AB	18,961
3,305	Marathon Oil Corp.	53,310
1,876	Marathon Petroleum Corp.	137,154
521	Neste Oil OYJ	36,333
781	Newfield Exploration Co.*	19,072
1,879	Noble Energy, Inc.	56,934
2,927	Occidental Petroleum Corp.	190,138
5,352	Oil Search, Ltd.	29,568
488	OMV AG	28,452
1,461	ONEOK, Inc.	83,160
6,801	Origin Energy, Ltd.*	45,947
686	Parsley Energy, Inc., Class A*	19,887
1,654	Pembina Pipelines Corp.	51,615
1,669	Phillips 66	160,090
637	Pioneer Natural Resources Co.	109,424
369	Plains GP Holdings, LP-CL A	8,026
775	Prairiesky Royalty, Ltd.	16,947
726	Range Resources Corp.	10,556
4,496	Repsol SA	79,869
16,844	Royal Dutch Shell plc, Class A	528,484
13,852	Royal Dutch Shell plc, Class B	446,316
6,196	Santos, Ltd.	24,345
1,158	Seven Generations Energy*	14,383
200	Showa Shell Sekiyu K.K.	2,725
6,928	Snam SpA	31,865
3,996	Statoil ASA	94,678
6,339	Suncor Energy, Inc.	218,928
749	Targa Resources Corp.	32,956
8,863	Total SA	503,655
813	Tourmaline Oil Corp.	13,790
3,348	TransCanada Corp.	138,473
1,667	Valero Energy Corp.	154,648
444	Vermilion Energy, Inc.	14,317
2,850	Williams Cos., Inc. (The)	70,851
3,349	Woodside Petroleum, Ltd.	75,648

		8,206,751

Paper & Forest Products (0.1%):
1,393	Mondi plc	37,481
3,000	OYI Paper Co., Ltd.	19,330
2,017	Stora Enso OYJ, Registered Shares	37,122
2,008	UPM-Kymmene OYJ	74,505
123	West Fraser Timber Co., Ltd.	8,174

		176,612

Personal Products (0.8%):
413	Beiersdorf AG	46,762
1,897	Coty, Inc., Class A	34,715
801	Estee Lauder Co., Inc. (The), Class A	119,926
1,800	Kao Corp.	135,730
100	KOSE Corp.	20,997
919	L’Oreal SA	207,584
400	POLA ORBIS HOLDINGS, Inc.	16,756
1,500	Shiseido Co., Ltd.	96,923
5,995	Unilever NV	338,847
4,565	Unilever plc	253,626

		1,271,866

Shares		Fair Value
Common Stocks, continued
Pharmaceuticals (5.5%):
1,176	Allergan plc	$197,909
7,800	Astellas Pharma, Inc.	119,799
4,687	AstraZeneca plc	322,333
3,084	Bayer AG, Registered Shares	348,675
6,121	Bristol-Myers Squibb Co.	387,153
900	Chugai Pharmaceutical Co., Ltd.	45,684
2,200	Daiichi Sankyo Co., Ltd.	73,759
700	Dainippon Sumitomo Pharma Co., Ltd.	11,728
1,000	Eisai Co., Ltd.	64,511
3,716	Eli Lilly & Co.	287,507
18,079	GlaxoSmithKline plc	351,188
268	H. Lundbeck A/S	14,983
200	Hisamitsu Pharmaceutical Co., Inc.	15,456
154	Ipsen SA	23,910
237	Jazz Pharmaceuticals plc*	35,784
9,979	Johnson & Johnson Co.	1,278,809
1,000	Kyowa Hakko Kogyo Co., Ltd.	21,634
10,072	Merck & Co., Inc.	548,622
517	Merck KGaA	49,592
900	Mitsubishi Tanabe Pharma Corp.	18,211
1,673	Mylan NV*	68,877
8,270	Novartis AG, Registered Shares	669,269
6,960	Novo Nordisk A/S, Class B	342,513
1,600	Ono Pharmaceutical Co., Ltd.	51,033
411	Orion OYJ, Class B	12,589
1,500	Otsuka Holdings Co., Ltd.	75,348
384	Perrigo Co. plc	32,003
22,031	Pfizer, Inc.	781,880
427	Recordati SpA	15,821
2,644	Roche Holding AG	606,618
4,107	Sanofi-Aventis SA	329,979
1,400	Santen Pharmaceutical Co., Ltd.	23,536
1,000	Shionogi & Co., Ltd.	52,198
100	Taisho Pharmaceutical Holdings Co., Ltd.	9,924
2,600	Takeda Pharmacuetical Co., Ltd.	126,847
3,121	Teva Pharmaceutical Industries, Ltd., ADR	53,338
502	UCB SA	40,945
1,267	Valeant Pharmaceuticals International, Inc.*	20,172
160	Vifor Pharma AG	24,684
1,745	Zoetis, Inc.	145,725

		7,700,546

Professional Services (0.8%):
655	Adecco SA, Registered Shares	46,684
996	Bureau Veritas SA	25,898
2,593	Capita Group plc^	5,247
491	Equifax, Inc.	57,845
3,578	Experian plc	77,281
1,548	IHS Markit, Ltd.*	74,676
627	Intertek Group plc	41,034
282	Manpower, Inc.	32,458
1,123	Nielsen Holdings plc	35,700
400	Persol Holdings Co., Ltd.	11,624
465	Randstad Holding NV^	30,634
4,200	Recruit Holdings Co., Ltd.	105,425
3,885	Reed Elsevier plc	79,925
3,214	RELX NV	66,670
509	Robert Half International, Inc.	29,466
1,229	Seek, Ltd.	17,681
16	SGS SA, Registered Shares	39,348
220	Teleperformance	34,133
587	TransUnion*	33,330
574	Verisk Analytics, Inc.*	59,696

Continued

AZL MSCI Global Equity Index Fund

Schedule of Portfolio Investments

March 31, 2018 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Professional Services, continued
1,199	Wolters Kluwer NV	$63,847

		968,602

Real Estate Management & Development (0.9%):
165	Azrieli Group	7,929
10,400	CapitaLand, Ltd.	28,470
1,177	CBRE Group, Inc., Class A*	55,578
2,000	City Developments, Ltd.	19,943
10,000	CK Asset Holdings, Ltd.	84,625
300	Daito Trust Construction Co., Ltd.	50,986
2,000	Daiwa House Industry Co., Ltd.	76,991
1,352	Deutsche Wohnen AG	63,098
760	First Capital Realty, Inc.	12,006
4,000	Hang Lung Group, Ltd.	13,114
8,000	Hang Lung Properties, Ltd.	18,773
4,400	Henderson Land Development Co., Ltd.	28,828
5,100	Hongkong Land Holdings, Ltd.	35,255
1,400	Hulic Co., Ltd.	15,288
3,000	Hysan Development Co., Ltd.	15,923
178	Jones Lang LaSalle, Inc.	31,086
2,148	Lend Lease Group	28,723
5,000	Mitsubishi Estate Co., Ltd.	83,132
3,300	Mitsui Fudosan Co., Ltd.	79,600
22,308	New World Development Co., Ltd.	31,803
700	Nomura Real Estate Holdings, Inc.	16,366
12,117	Sino Land Co., Ltd.	19,718
1,000	Sumitomo Realty & Development Co., Ltd.	37,425
5,000	Sun Hung Kai Properties, Ltd.	79,652
2,000	Swire Pacific, Ltd., Class A	20,293
4,800	Swire Properties, Ltd.	16,879
150	Swiss Prime Site AG	14,528
900	Tokyo Tatemono Co., Ltd.	13,596
2,200	Tokyu Fudosan Holdings Corp.	15,843
669	UOL Group, Ltd.	4,386
1,727	Vonovia SE	85,636
5,000	Wharf Holdings, Ltd. (The)	17,322
5,000	Wharf Real Estate Investment Co., Ltd.	32,734
3,000	Wheelock & Co., Ltd.	22,002

		1,177,531

Road & Rail (1.1%):
39	AMERCO, Inc.^	13,459
7,972	Aurizon Holdings, Ltd.	26,163
2,850	Canadian National Railway Co.	208,320
565	Canadian Pacific Railway, Ltd., Class 1	99,649
500	Central Japan Railway Co.	95,297
2,100	ComfortDelGro Corp., Ltd.	3,305
3,031	CSX Corp.	168,857
737	DSV A/S	58,128
1,200	East Japan Railway Co.	111,995
900	Hankyu Hanshin Holdings, Inc.	33,632
359	J.B. Hunt Transport Services, Inc.	42,057
426	Kansas City Southern	46,796
1,000	Keihin Electric Express Railway Co., Ltd.	17,559
400	Keio Corp.	17,199
500	Keisei Electric Railway Co., Ltd.	15,400
700	Kintetsu Corp.	27,468
564	Knight-Swift Transportation Holdings, Inc.	25,950
700	Kyushu Railway Co.	21,837
4,000	MTR Corp., Ltd.	21,621

Shares		Fair Value
Common Stocks, continued
Road & Rail, continued
600	Nagoya Railroad Co., Ltd.	$15,322
300	Nippon Express Co., Ltd.	19,828
1,077	Norfolk Southern Corp.	146,235
1,100	Odakyu Electric Railway Co., Ltd.	22,412
235	Old Dominion Freight Line, Inc.	34,538
600	Tobu Railway Co., Ltd.	18,299
2,000	Tokyu Corp.	31,441
2,869	Union Pacific Corp.	385,679
700	West Japan Railway Co.	49,480

		1,777,926

Semiconductors & Semiconductor Equipment (3.1%):
3,346	Advanced Micro Devices, Inc.*^	33,627
1,383	Analog Devices, Inc.	126,033
3,872	Applied Materials, Inc.	215,322
1,300	ASM Pacific Technology, Ltd.	18,399
1,426	ASML Holding NV	282,095
1,477	Broadcom, Ltd.	348,055
100	Disco Corp.	21,577
4,265	Infineon Technologies AG	114,246
17,295	Intel Corp.	900,724
618	KLA-Tencor Corp.	67,368
570	Lam Research Corp.	115,801
1,673	Marvell Technology Group, Ltd.	35,133
1,111	Maxim Integrated Products, Inc.	66,904
875	Microchip Technology, Inc.^	79,940
4,027	Micron Technology, Inc.*	209,968
2,235	NVIDIA Corp.	517,604
1,282	NXP Semiconductors NV*	149,994
500	Qorvo, Inc.*	35,225
5,554	QUALCOMM, Inc.	307,747
2,000	Renesas Electronics Corp.*	20,176
300	ROHM Co., Ltd.	28,547
677	Skyworks Solutions, Inc.	67,876
2,574	STMicroelectronics NV	57,116
900	SUMCO Corp.	23,525
3,687	Texas Instruments, Inc.	383,042
600	Tokyo Electron, Ltd.	110,825
962	Xilinx, Inc.	69,495

		4,406,364

Software (4.2%):
2,642	Activision Blizzard, Inc.	178,229
1,820	Adobe Systems, Inc.*	393,266
262	ANSYS, Inc.*	41,053
712	Autodesk, Inc.*	89,413
1,224	CA, Inc.	41,494
1,174	Cadence Design Systems, Inc.*	43,168
520	CDK Global, Inc.	32,937
506	Check Point Software Technologies, Ltd.*	50,266
508	Citrix Systems, Inc.*	47,142
76	Constellation Software, Inc.	51,572
497	Dassault Systemes SA	67,599
728	Dell Technologies, Inc., Class V*	53,297
1,092	Electronic Arts, Inc.*	132,394
566	Fortinet, Inc.*	30,326
924	Intuit, Inc.	160,175
400	Konami Corp.	20,304
200	Line Corp.*	7,811
1,745	Micro Focus International plc	24,410
27,150	Microsoft Corp.	2,477,980
1,400	Nexon Co., Ltd.*	23,753
187	NICE Systems, Ltd.*	17,556
400	Nintendo Co., Ltd.	178,392
946	Open Text Corp.	32,914

Continued

AZL MSCI Global Equity Index Fund

Schedule of Portfolio Investments

March 31, 2018 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Software, continued
11,450	Oracle Corp.	$523,838
200	Oracle Corp.	16,591
606	Red Hat, Inc.*	90,603
4,174	Sage Group plc	37,494
2,537	Salesforce.com, Inc.*	295,053
3,629	SAP AG	379,714
648	ServiceNow, Inc.*	107,212
515	Splunk, Inc.*	50,671
708	SS&C Technologies Holdings, Inc.	37,977
2,450	Symantec Corp.	63,333
605	Synopsys, Inc.*	50,360
402	Take-Two Interactive Software, Inc.*	39,308
400	Trend Micro, Inc.	23,727
274	UbiSoft Entertainment SA*	23,143
295	VMware, Inc., Class A*	35,775
462	Workday, Inc., Class A*	58,725

		6,028,975

Specialty Retail (1.4%):
200	ABC-Mart, Inc.	13,152
290	Advance Auto Parts, Inc.	34,380
287	AutoNation, Inc.*	13,426
108	AutoZone, Inc.*	70,059
918	Best Buy Co., Inc.	64,251
633	CarMax, Inc.*^	39,208
133	Dufry AG, Registered Shares*	17,445
200	Fast Retailing Co., Ltd.	80,242
935	Gap, Inc. (The)	29,172
2,995	Hennes & Mauritz AB, Class B	44,942
100	Hikari Tsushin, Inc.	16,166
4,329	Home Depot, Inc. (The)	771,600
4,055	Industria de Diseno Textil SA	127,077
8,807	Kingfisher plc	36,237
983	L Brands, Inc.	37,560
3,138	Lowe’s Cos., Inc.	275,360
300	Nitori Co., Ltd.	52,513
329	O’Reilly Automotive, Inc.*	81,388
1,445	Ross Stores, Inc.	112,681
100	Shimamura Co., Ltd.	12,432
492	Tiffany & Co.	48,049
2,279	TJX Cos., Inc. (The)	185,875
522	Tractor Supply Co.	32,896
204	Ulta Salon, Cosmetics & Fragrance, Inc.*	41,671
800	USS Co., Ltd.	16,394
2,400	Yamada Denki Co., Ltd.^	14,543

		2,268,719

Technology Hardware, Storage & Peripherals (2.6%):
19,023	Apple, Inc.	3,191,680
1,801	BlackBerry, Ltd.*	20,705
900	Brother Industries, Ltd.	20,946
3,700	Canon, Inc.	135,153
1,600	Fujifilm Holdings Corp.	64,041
6,243	Hewlett Packard Enterprise Co.	109,502
5,859	HP, Inc.	128,429
1,800	Konica Minolta Holdings, Inc.	15,314
1,000	NEC Corp.	28,097
871	NetApp, Inc.	53,732
2,600	Ricoh Co., Ltd.	25,693
1,172	Seagate Technology plc	68,585
1,100	Seiko Epson Corp.	19,078
1,045	Western Digital Corp.	96,422
809	Xerox Corp.	23,283

		4,000,660

Shares		Fair Value
Common Stocks, continued
Textiles, Apparel & Luxury Goods (1.1%):
705	Adidas AG	$170,717
600	ASICS Corp.	11,152
1,443	Burberry Group plc	34,359
1,992	Compagnie Financiere Richemont SA	178,998
860	Gildan Activewear, Inc.	24,841
1,456	Hanesbrands, Inc.^	26,820
113	Hermes International SA	66,994
262	Hugo Boss AG	22,832
261	Kering	125,133
26,000	Li & Fung, Ltd.	12,838
432	Lululemon Athletica, Inc.*	38,500
696	Luxottica Group SpA	43,308
1,023	LVMH Moet Hennessy Louis Vuitton SA	315,443
583	Michael Kors Holdings, Ltd.*	36,193
4,862	Nike, Inc., Class C	323,031
370	Pandora A/S	40,113
320	PVH Corp.	48,458
224	Ralph Lauren Corp.	25,043
120	Swatch Group AG (The), Class B	52,964
210	Swatch Group AG (The), Registered Shares	17,620
1,086	Tapestry, Inc.	57,134
731	Under Armour, Inc., Class A*^	11,952
702	Under Armour, Inc., Class C*^	10,074
1,151	VF Corp.	85,312
3,000	Yue Yuen Industrial Holdings, Ltd.	11,982

		1,791,811

Thrifts & Mortgage Finance (0.0%):
1,773	New York Community Bancorp, Inc.	23,102

Tobacco (1.2%):
6,987	Altria Group, Inc.	435,430
8,593	British American Tobacco plc	498,762
3,343	Imperial Tobacco Group plc, Class A	113,908
4,100	Japan Tobacco, Inc.	117,339
5,755	Philip Morris International, Inc.	572,047
739	Swedish Match AB, Class B	33,607

		1,771,093

Trading Companies & Distributors (0.6%):
368	AerCap Holdings NV*	18,665
1,988	Ashtead Group plc	54,202
606	Brenntag AG	36,059
1,312	Bunzl plc	38,585
1,131	Fastenal Co.	61,742
660	Finning International, Inc.	15,918
409	HD Supply Holdings, Inc.*	15,517
5,800	ITOCHU Corp.	112,950
6,400	Marubeni Corp.	46,606
1,200	Misumi Group, Inc.	33,371
5,700	Mitsubishi Corp.	153,351
6,100	Mitsui & Co., Ltd.	104,729
1,153	Rexel SA	19,526
4,700	Sumitomo Corp.	78,719
800	Toyota Tsushu Corp.	27,084
958	Travis Perkins plc	16,603
331	United Rentals, Inc.*	57,174
172	W.W. Grainger, Inc.	48,550
832	Wolseley plc	62,574

		1,001,925

Transportation Infrastructure (0.2%):
2,407	Abertis Infraestructuras SA	53,981
222	Aena SA	44,732
121	Aeroports de Paris	26,373
1,830	Atlantia SpA	56,726

Continued

AZL MSCI Global Equity Index Fund

Schedule of Portfolio Investments

March 31, 2018 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Transportation Infrastructure, continued
3,464	Auckland International Airport, Ltd.	$15,370
182	Fraport AG	17,959
1,770	Groupe Eurotunnel SA	25,267
27,700	Hutchison Port Holdings Trust	8,209
300	Japan Airport Terminal Co., Ltd.	11,688
500	Kamigumi Co., Ltd.	11,205
348	Macquarie Infrastructure Corp.	12,852
3,000	SATS, Ltd.	11,799
4,299	Sydney Airport	22,283
8,363	Transurban Group	73,637

		392,081

Water Utilities (0.0%):
703	American Water Works Co., Inc.	57,737
930	Severn Trent plc	24,085
2,680	United Utilities Group plc	26,924

		108,746

Wireless Telecommunication Services (0.6%):
111	Drillisch AG	7,476
6,300	KDDI Corp.	161,815
285	Millicom International Cellular SA, SDR	19,470
5,200	NTT DoCoMo, Inc.	132,408
1,431	Rogers Communications, Inc.	63,918
3,000	SoftBank Group Corp.	223,498
3,079	Sprint Corp.*^	15,026
5,000	StarHub, Ltd.	8,768
1,473	Tele2 AB	17,693
1,171	T-Mobile US, Inc.*	71,477
98,375	Vodafone Group plc	269,331

		990,880

Total Common Stocks (Cost $119,201,161)		146,863,966

Preferred Stocks (0.2%):
Automobiles (0.1%):
239	Bayerische Motoren Werke AG (BMW), 4.62%	22,401
605	Porsche Automobil Holding SE, 1.49%	50,299
713	Volkswagen AG, 1.27%	141,801

		214,501

Household Products (0.1%):
598	Henkel AG & Co. KGaA, 1.52%	78,628

Total Preferred Stocks (Cost $221,024)		293,129

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Securities Held as Collateral for Securities on Loan (1.0%):
$1,465,415	AZL MSCI Global Equity Index Fund Securities Lending Collateral Account(a)	1,465,415

Total Securities Held as Collateral for Securities on Loan (Cost $1,465,415)		1,465,415

Unaffiliated Investment Company (0.2%):
260,530	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 1.46%(b)	260,530

Total Unaffiliated Investment Company (Cost $260,530)		260,530

Contracts, Shares, Notional Amount or Principal Amount	Fair Value
Total Investment Securities (Cost $121,148,130) - 100.5%	$148,883,040
Net other assets (liabilities) - (0.5)%	(694,898)

Net Assets - 100.0%	$148,188,142

Percentages indicated are based on net assets as of March 31, 2018.

ADR	-	American Depositary Receipt
SDR	-	Swedish Depository Receipt

*	Non-income producing security.
^	This security or a partial position of this security was on loan as of March 31, 2018. The total value of securities on loan as of March 31, 2018, was $1,335,897.
+	Affiliated Securities
(a)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before March 31, 2018.
(b)	The rate represents the effective yield at March 31, 2018.

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investments as of March 31, 2018:

Country	Percentage
Argentina	— %^
Australia	2.4%
Austria	0.1%
Belgium	0.4%
Bermuda	0.3%
Canada	3.4%
China	— %^
Denmark	0.7%
Finland	0.4%
France	3.7%
Germany	3.6%
Hong Kong	1.3%
Ireland (Republic of)	0.9%
Israel	0.2%
Italy	0.8%
Japan	9.0%
Liberia	— %^
Luxembourg	0.1%
Netherlands	1.9%
New Zealand	0.1%
Norway	0.3%
Panama	0.1%
Portugal	0.1%
Singapore	0.7%
Spain	1.2%
Sweden	1.0%
Switzerland	3.3%
United Arab Emirates	— %^
United Kingdom	6.1%
United States	57.9%

100.0%

^	Represents less than 0.05%.

Continued

AZL MSCI Global Equity Index Fund

Schedule of Portfolio Investments

March 31, 2018 (Unaudited)

Futures Contracts

Cash of $48,406 has been segregated to cover margin requirements for the following open contracts as of March 31, 2018:

Long Futures

Description	Expiration Date	Number of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)
DJ EURO STOXX 50 June Futures (Euro)	6/15/18	3	121,098	$(1,273)
FTSE 100 Index June Futures (British Pounds)	6/15/18	1	98,105	(666)
S&P 500 Index E-Mini June Futures (U.S. Dollar)	6/15/18	5	660,750	(23,858)
SGX Nikkei 225 Index June Futures (Japanese Yen)	6/7/18	1	99,727	(1,825)

				$(27,622)

See accompanying notes to the schedules of portfolio investments.

AZL Pyramis® Multi-Strategy Fund

Schedule of Portfolio Investments

March 31, 2018 (Unaudited)

Shares		Fair Value
Common Stocks (37.8%):
Aerospace & Defense (1.2%):
9,103	Boeing Co. (The)	$2,984,691
6,000	Lockheed Martin Corp.	2,027,580
809	Northrop Grumman Corp.	282,438
8,630	Raytheon Co.	1,862,527

		7,157,236

Air Freight & Logistics (0.0%):
230	CEVA Group plc(a)	140,087

Auto Components (0.1%):
859	BorgWarner, Inc.	43,148
3,106	Lear Corp.	577,995

		621,143

Automobiles (0.3%):
146,690	Ford Motor Co.^	1,625,325

Banks (2.2%):
131,681	Bank of America Corp.	3,949,113
41,594	Citigroup, Inc.	2,807,595
44,710	JPMorgan Chase & Co.	4,916,759
4,621	Regions Financial Corp.	85,858
43,789	Wells Fargo & Co.	2,294,981

		14,054,306

Beverages (0.9%):
65,147	Coca-Cola Co. (The)	2,829,335
24,742	PepsiCo, Inc.	2,700,589

		5,529,924

Biotechnology (1.4%):
27,443	AbbVie, Inc.	2,597,481
13,578	Amgen, Inc.	2,314,777
1,837	Biogen Idec, Inc.*	503,007
6,906	Celgene Corp.*	616,084
28,318	Gilead Sciences, Inc.	2,134,894

		8,166,243

Building Products (0.1%):
9,169	Owens Corning, Inc.	737,188

Capital Markets (0.4%):
2,080	Artisan Partners Asset Management, Inc., Class A	69,264
37,031	BGC Partners, Inc., Class A	498,067
9,134	CME Group, Inc.	1,477,333
23,013	Thomson Reuters Corp.	889,452

		2,934,116

Chemicals (0.5%):
5,662	DowDuPont, Inc.	360,726
38,204	Huntsman Corp.	1,117,466
3,450	LyondellBasell Industries NV, Class A	364,596
2,366	Monsanto Co.	276,089
6,019	Westlake Chemical Corp.^	669,012

		2,787,889

Commercial Services & Supplies (0.6%):
21,170	KAR Auction Services, Inc.	1,147,414
19,707	Republic Services, Inc., Class A	1,305,195
13,516	Waste Management, Inc.	1,136,966

		3,589,575

Communications Equipment (0.9%):
76,794	Cisco Systems, Inc.	3,293,695
48,424	Juniper Networks, Inc.	1,178,156
6,837	Motorola Solutions, Inc.	719,936

		5,191,787

Construction & Engineering (0.0%):
1,048	EMCOR Group, Inc.	81,671

Consumer Finance (0.2%):
12,785	American Express Co.	1,192,585

Shares		Fair Value
Common Stocks, continued
Diversified Consumer Services (0.2%):
46,987	H&R Block, Inc.^	$1,193,940

Diversified Financial Services (1.0%):
22,806	Berkshire Hathaway, Inc., Class B*	4,549,341
53,686	Leucadia National Corp.	1,220,283

		5,769,624

Diversified Telecommunication Services (1.1%):
93,873	AT&T, Inc.	3,346,572
65,112	Verizon Communications, Inc.	3,113,656

		6,460,228

Electric Utilities (0.4%):
576	ALLETE, Inc.	41,616
10,354	Exelon Corp.	403,910
29,026	FirstEnergy Corp.^	987,174
24,572	PPL Corp.	695,142

		2,127,842

Electrical Equipment (0.0%):
834	Regal-Beloit Corp.^	61,174

Electronic Equipment, Instruments & Components (0.0%):
1,320	Zebra Technologies Corp., Class A*	183,731

Energy Equipment & Services (0.0%):
2,349	Halliburton Co.	110,262

Equity Real Estate Investment Trusts (0.6%):
45,780	Apple Hospitality REIT, Inc.	804,355
31,716	Gaming & Leisure Properties, Inc.	1,061,535
850	Senior Housing Properties Trust	13,311
41,251	Weyerhaeuser Co.	1,443,784

		3,322,985

Food & Staples Retailing (0.4%):
3,657	US Foods Holding Corp.*	119,840
27,835	Wal-Mart Stores, Inc.	2,476,480

		2,596,320

Food Products (0.4%):
17,017	Archer-Daniels-Midland Co.	738,027
22,545	ConAgra Foods, Inc.	831,460
1,191	Hershey Co. (The)^	117,861
341	Sanderson Farms, Inc.^	40,586
7,690	Tyson Foods, Inc., Class A	562,831

		2,290,765

Gas Utilities (0.1%):
790	National Fuel Gas Co.^	40,646
7,746	UGI Corp.	344,077

		384,723

Health Care Equipment & Supplies (0.6%):
21,131	Abbott Laboratories	1,266,170
22,391	Baxter International, Inc.	1,456,310
9,657	Medtronic plc	774,685

		3,497,165

Health Care Providers & Services (1.5%):
1,899	Aetna, Inc.	320,931
5,278	Centene Corp.*	564,060
5,657	Cigna Corp.	948,905
2,582	Express Scripts Holding Co.*	178,365
5,766	Humana, Inc.	1,550,074
2,228	Molina Healthcare, Inc.*^	180,869
12,541	Quest Diagnostics, Inc.	1,257,862
14,791	UnitedHealth Group, Inc.	3,165,274
4,362	Universal Health Services, Inc., Class B	516,504
447	WellCare Health Plans, Inc.*	86,553

		8,769,397

Hotels, Restaurants & Leisure (0.5%):
21,377	Carnival Corp., Class A	1,401,904

Continued

AZL Pyramis® Multi-Strategy Fund

Schedule of Portfolio Investments

March 31, 2018 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Hotels, Restaurants & Leisure, continued
3,414	McDonald’s Corp.	$533,881
11,017	Royal Caribbean Cruises, Ltd.	1,297,142

		3,232,927

Household Durables (0.5%):
38,996	PulteGroup, Inc.	1,149,993
45,948	Taylor Morrison Home Corp., Class A*	1,069,669
17,429	Toll Brothers, Inc.	753,804

		2,973,466

Household Products (0.6%):
5,608	Colgate-Palmolive Co.	401,981
40,370	Procter & Gamble Co. (The)	3,200,534

		3,602,515

Independent Power & Renewable Electricity Producers (0.1%):
18,512	NRG Energy, Inc.	565,171
1,482	NRG Yield, Inc., Class C	25,194

		590,365

Industrial Conglomerates (0.2%):
6,093	3M Co., Class C	1,337,535
2,485	General Electric Co.	33,498
515	Honeywell International, Inc.	74,423

		1,445,456

Insurance (0.7%):
17,521	Aflac, Inc.	766,719
7,715	First American Financial Corp.	452,716
27,731	FNF Group	1,109,795
22,026	Loews Corp.	1,095,353
9,382	Progressive Corp. (The)	571,645

		3,996,228

Internet & Direct Marketing Retail (1.2%):
4,587	Amazon.com, Inc.*	6,638,949
32	Booking Holdings, Inc.*	66,572
1,093	Netflix, Inc.*	322,818

		7,028,339

Internet Software & Services (1.8%):
2,986	Alphabet, Inc., Class A*	3,096,900
2,520	Alphabet, Inc., Class C*	2,600,111
31,285	Facebook, Inc., Class A*	4,999,030

		10,696,041

IT Services (1.1%):
710	Amdocs, Ltd.	47,371
3,999	Broadridge Financial Solutions, Inc.	438,650
2,454	DXC Technology Co.	246,701
11,613	Fidelity National Information Services, Inc.	1,118,332
15,433	International Business Machines Corp.	2,367,886
2,262	MasterCard, Inc., Class A	396,212
7,854	Visa, Inc., Class A	939,495
63,470	Western Union Co.^	1,220,528

		6,775,175

Machinery (1.0%):
10,085	AGCO Corp.	654,012
29,467	Allison Transmission Holdings, Inc.^	1,150,981
13,690	Caterpillar, Inc.	2,017,632
8,867	Cummins, Inc.	1,437,252
762	Hillenbrand, Inc.	34,976
5,132	Ingersoll-Rand plc	438,837

		5,733,690

Shares		Fair Value
Common Stocks, continued
Media (0.9%):
27,095	Comcast Corp., Class A	$925,836
14,236	Interpublic Group of Cos., Inc. (The)	327,855
73,302	Tegna, Inc.	834,910
5,143	Time Warner, Inc.	486,425
3,943	Twenty-First Century Fox, Inc.	144,669
26,441	Walt Disney Co. (The)	2,655,734

		5,375,429

Metals & Mining (0.4%):
76,868	Freeport-McMoRan Copper & Gold, Inc.	1,350,571
27,325	Newmont Mining Corp.	1,067,588

		2,418,159

Mortgage Real Estate Investment Trusts (0.2%):
114,356	Annaly Capital Management, Inc.	1,192,733
6,717	MFA Financial, Inc.	50,579
10,546	Two Harbors Investment Corp.^	162,092

		1,405,404

Multiline Retail (0.6%):
16,529	Kohl’s Corp.	1,082,815
35,327	Macy’s, Inc.^	1,050,625
18,867	Target Corp.	1,309,936

		3,443,376

Multi-Utilities (0.0%):
4,670	CenterPoint Energy, Inc.	127,958

Oil, Gas & Consumable Fuels (2.0%):
28,365	Chevron Corp.	3,234,744
32,761	ConocoPhillips Co.	1,942,400
517	CVR Energy, Inc.	15,624
57,956	Exxon Mobil Corp.	4,324,096
21,894	Marathon Petroleum Corp.	1,600,670
4,981	PBF Energy, Inc., Class A	168,856
13,445	Valero Energy Corp.	1,247,293

		12,533,683

Paper & Forest Products (0.3%):
8,959	Domtar Corp.	381,116
41,615	Louisiana-Pacific Corp.	1,197,263

		1,578,379

Personal Products (0.3%):
10,296	Estee Lauder Co., Inc. (The), Class A	1,541,517

Pharmaceuticals (2.4%):
1,716	Allergan plc	288,786
34,237	Bristol-Myers Squibb Co.	2,165,490
24,487	Eli Lilly & Co.	1,894,559
35,738	Johnson & Johnson Co.	4,579,824
48,505	Merck & Co., Inc.	2,642,067
100	Nektar Therapeutics*^	10,626
92,131	Pfizer, Inc.	3,269,729

		14,851,081

Professional Services (0.2%):
615	Dun & Bradstreet Corp.	71,955
13,661	Robert Half International, Inc.	790,835
909	TriNet Group, Inc.*	42,105

		904,895

Road & Rail (0.3%):
12,053	Union Pacific Corp.	1,620,285

Semiconductors & Semiconductor Equipment (2.1%):
31,696	Applied Materials, Inc.	1,762,615
71,336	Intel Corp.	3,715,178
12,243	KLA-Tencor Corp.	1,334,609
13,126	Maxim Integrated Products, Inc.	790,448

Continued

AZL Pyramis® Multi-Strategy Fund

Schedule of Portfolio Investments

March 31, 2018 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Semiconductors & Semiconductor Equipment, continued
33,350	Micron Technology, Inc.*	$1,738,869
927	NVIDIA Corp.	214,684
13,185	QUALCOMM, Inc.	730,581
20,590	Texas Instruments, Inc.	2,139,095

		12,426,079

Software (1.9%):
2,474	Adobe Systems, Inc.*	534,582
3,937	Intuit, Inc.	682,479
86,624	Microsoft Corp.^	7,906,172
55,012	Oracle Corp.	2,516,799

		11,640,032

Specialty Retail (0.8%):
24,084	American Eagle Outfitters, Inc.	479,994
12,927	Best Buy Co., Inc.	904,761
18,185	Home Depot, Inc. (The)	3,241,294
4,432	Lowe’s Cos., Inc.	388,908

		5,014,957

Technology Hardware, Storage & Peripherals (2.3%):
53,217	Apple, Inc.	8,928,748
69,482	HP, Inc.	1,523,045
9,969	NetApp, Inc.	614,988
20,004	Seagate Technology plc^	1,170,634
15,304	Western Digital Corp.	1,412,100

		13,649,515

Textiles, Apparel & Luxury Goods (0.2%):
17,517	Michael Kors Holdings, Ltd.*	1,087,455

Tobacco (0.1%):
359	Altria Group, Inc.	22,373
3,730	Philip Morris International, Inc.	370,762

		393,135

Wireless Telecommunication Services (0.0%):
4,688	Telephone & Data Systems, Inc.	131,405

Total Common Stocks (Cost $196,807,833)		226,794,177

Convertible Preferred Stocks (0.0%):
Air Freight & Logistics (0.0%):
49	CEVA Group plc, Series A-2(a)	29,616
6	CEVA Group plc, Series A-1(a)	5,400

		35,016

Total Convertible Preferred Stocks (Cost $11,360)		35,016

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Asset Backed Securities (0.6%):
274,593	Aaset Trust, Class A, Series 2018-1A, 3.84%, 1/16/38(b)	272,457

1,604,411	Aaset Trust, Class A, Series 2017-1A, 3.97%, 5/16/42(b)	1,599,325

715,375	Blackbird Capital Aircraft, Class A, Series 2016-1A, 4.21%, 12/16/41, Callable 12/15/24 @ 100(b)(c)	726,474

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Asset Backed Securities, continued
$210,938	Blackbird Capital Aircraft, Class AA, Series 2016-1A, 2.49%, 12/16/41, Callable 12/15/24 @ 100(b)(c)	$206,841

367,080	DB Master Finance LLC, Class A2II, Series 2017-1A, 4.03%, 11/20/47, Callable 11/20/23 @ 100(b)	371,670

219,450	DB Master Finance LLC, Class A2I, Series 2017-1A, 3.63%, 11/20/47, Callable 11/20/23 @ 100(b)	218,275

389,357	Thunderbolt Aircraft Lease Ltd., Class A, Series 2017-A, 4.21%, 5/17/32, Callable 4/15/24 @ 100(b)(c)	395,870

Total Asset Backed Securities (Cost $3,782,674)		3,790,912

Collateralized Mortgage Obligations (0.6%):
860,000	CSMC Trust, Class D, Series 2017-PFHP, 4.03%(LIBOR01M+225bps), 12/15/30(b)	859,997

1,900,000	GAHR Commercial Mortgage Trust, Class DFX, Series 2015-NRF, 3.38%, 12/15/34(b)(c)	1,886,999

103,000	MSCG Trust, Class C, Series 2016-SNR, 5.21%, 11/15/34(b)	103,155

146,000	MSCG Trust, Class B, Series 2016-SNR, 4.18%, 11/15/34(b)	144,225

414,000	MSCG Trust, Class A, Series 2016-SNR, 3.35%, 11/15/34(b)(c)	405,749

Total Collateralized Mortgage Obligations (Cost $3,453,198)		3,400,125

Corporate Bonds (15.7%):
Aerospace & Defense (0.1%):
$500,000	KLX, Inc., 5.88%, 12/1/22, Callable 5/7/18 @ 104.41(b)	515,150

Automobiles (0.1%):
330,000	General Motors Co., 3.50%, 10/2/18	330,483

Banks (1.6%):
640,000	Bank of America Corp., 4.20%, 8/26/24	650,032
410,000	Bank of America Corp., Series L, 3.95%, 4/21/25	406,385
66,000	Bank of America Corp., Series G, 4.45%, 3/3/26	67,422
396,000	Bank of America Corp., Series G, 3.50%, 4/19/26^	389,077
397,000	Bank of America Corp., 4.25%, 10/22/26	399,782
543,000	Bank of America Corp., 3.42% (US0003M + 104 bps), 12/20/28, Callable 12/20/27 @ 100(b)	520,138

Continued

AZL Pyramis® Multi-Strategy Fund

Schedule of Portfolio Investments

March 31, 2018 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Corporate Bonds, continued
Banks, continued
$170,000	Bank of America Corp., Series AA, 6.10% (US0003M + 390 bps), 12/29/49, Callable 3/17/25 @ 100	$178,925
495,000	CIT Group, Inc., 6.13%, 3/9/28	513,563
730,000	Citigroup, Inc., 4.05%, 7/30/22	741,837
1,000,000	Citigroup, Inc., 4.30%, 11/20/26	1,000,546
250,000	Citizens Bank NA, 2.55%, 5/13/21, Callable 4/13/21 @ 100	244,049
2,005,000	JPMorgan Chase & Co., 3.88%, 9/10/24	2,001,671
231,000	JPMorgan Chase & Co., 2.95%, 10/1/26, Callable 7/1/26 @ 100	217,374
1,422,000	JPMorgan Chase & Co., 4.13%, 12/15/26	1,429,065
160,000	JPMorgan Chase & Co., Series S, 6.75% (US0003M + 378 bps), 12/31/99, Callable 2/1/24 @ 100, Perpetual Bond^	174,560
550,000	Regions Financial Corp., 3.20%, 2/8/21, Callable 1/8/21 @ 100	548,991

		9,483,417

Beverages (0.4%):
992,000	Anheuser-Busch InBev NV, 3.30%, 2/1/23, Callable 12/1/22 @ 100	992,729
939,000	Anheuser-Busch InBev NV, 4.70%, 2/1/36, Callable 8/1/35 @ 100	993,523
333,000	Anheuser-Busch InBev Worldwide, Inc., 4.75%, 4/15/58, Callable 10/15/57 @ 100	340,603

		2,326,855

Capital Markets (0.3%):
399,000	Goldman Sachs Group, Inc.(The), 2.88% (US0003M + 82 bps), 10/31/22, Callable 10/31/21 @ 100	390,594
154,000	IntercontinentalExchange, 2.75%, 12/1/20, Callable 11/1/20 @ 100	153,113
148,000	Moody’s Corp., 4.88%, 2/15/24, Callable 11/15/23 @ 100	157,022
523,000	Morgan Stanley, 4.88%, 11/1/22	548,031
145,000	MSCI, Inc., 4.75%, 8/1/26, Callable 8/1/21 @ 102.38(b)	143,550
114,000	Tiaa Asset Management Finance LLC, 2.95%, 11/1/19(b)	113,756

		1,506,066

Chemicals (0.4%):
350,000	CF Industries Holdings, Inc., 3.45%, 6/1/23^	336,000
365,000	Chemours Co., 5.38%, 5/15/27, Callable 2/15/27 @ 100^	365,912
205,000	Olin Corp., 5.00%, 2/1/30, Callable 2/1/24 @ 102.5^	196,288
380,000	Platform Specialty Products, 6.50%, 2/1/22, Callable 5/7/18 @ 103.25(b)	386,174
245,000	Platform Specialty Products Corp., 5.88%, 12/1/25, Callable 12/1/20 @ 102.94^(b)	239,488

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Corporate Bonds, continued
Chemicals, continued
$385,000	TPC Group, Inc., 8.75%, 12/15/20, Callable 5/7/18 @ 102.19(b)	$386,809
95,000	Tronox Finance LLC, 7.50%, 3/15/22, Callable 4/8/18 @ 103.75^(b)	98,620
130,000	Valvoline, Inc., 4.38%, 8/15/25, Callable 8/15/20 @ 103.28	126,263
175,000	Venator Finance SARL/Venator Materials Corp., 5.75%, 7/15/25, Callable 7/15/20 @ 104.31^(b)	174,563
200,000	W R Grace & Co., 5.63%, 10/1/24(b)	206,000

		2,516,117

Commercial Services & Supplies (0.2%):
200,000	ADT Corp., 4.88%, 7/15/32(b)	173,000
95,000	Covanta Holding Corp., 5.88%, 3/1/24, Callable 3/1/19 @ 102.94^	93,100
755,000	Prime Securities Services Borrower/Finance, 9.25%, 5/15/23, Callable 5/15/19 @ 104.63^(b)	818,178

		1,084,278

Construction & Engineering (0.1%):
130,000	AECOM, 5.88%, 10/15/24, Callable 7/15/24 @ 100	136,013
200,000	AECOM, 5.13%, 3/15/27, Callable 12/15/26 @ 100	192,639
150,000	Brand Industrial Services, Inc., 8.50%, 7/15/25, Callable 7/15/20 @ 106.34(b)	156,188

		484,840

Consumer Finance (1.6%):
400,000	Ally Financial, Inc., 5.75%, 11/20/25, Callable 10/20/25 @ 100^	412,120
320,000	Capital One Financial Corp., 2.45%, 4/24/19, Callable 3/24/19 @ 100	318,568
260,000	Capital One Financial Corp., 3.80%, 1/31/28, Callable 12/31/27 @ 100^	251,838
534,000	Capital One NA, Series BNKT, 2.95%, 7/23/21, Callable 6/23/21 @ 100^	526,108
1,000,000	Discover Bank, 3.20%, 8/9/21, Callable 7/9/21 @ 100	987,535
1,000,000	Discover Financial Services, 5.20%, 4/27/22	1,048,616
600,000	Ford Motor Credit Co. LLC, 5.00%, 5/15/18	601,440
533,000	Ford Motor Credit Co. LLC, 2.24%, 6/15/18^	532,321
600,000	Ford Motor Credit Co. LLC, 2.88%, 10/1/18	600,492
1,000,000	Ford Motor Credit Co. LLC, 2.60%, 11/4/19	991,833

Continued

AZL Pyramis® Multi-Strategy Fund

Schedule of Portfolio Investments

March 31, 2018 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Corporate Bonds, continued
Consumer Finance, continued
$300,000	General Motors Acceptance Corp., 8.00%, 11/1/31	$366,000
383,000	General Motors Financial Co., 3.50%, 7/10/19	384,977
500,000	General Motors Financial Co., 4.20%, 3/1/21, Callable 2/1/21 @ 100	509,469
161,000	Hyundai Capital America, 2.88%, 8/9/18(b)	160,997
378,000	Hyundai Capital America, 2.55%, 2/6/19(b)	376,957
200,000	SLM Corp., 5.50%, 1/15/19	202,200
510,000	Synchrony Financial, 3.75%, 8/15/21, Callable 6/15/21 @ 100^	514,265
610,000	Synchrony Financial, 4.25%, 8/15/24, Callable 5/15/24 @ 100	606,356

		9,392,092

Containers & Packaging (0.1%):
80,000	Crown Americas LLC, 4.75%, 2/1/26, Callable 2/1/21 @ 103.56^(b)	77,400
65,000	Crown Americas LLC, 4.25%, 9/30/26, Callable 3/31/26 @ 100^	60,125
50,000	Crown Cork & Seal Co., Inc., 7.38%, 12/15/26	55,750
200,000	Reynolds Group Issuer, Inc., 5.13%, 7/15/23, Callable 7/15/19 @ 102.56(b)	201,940

		395,215

Diversified Consumer Services (0.3%):
850,000	APX Group, Inc., 8.75%, 12/1/20, Callable 5/7/18 @ 102.19^	854,250
425,000	APX Group, Inc., 7.63%, 9/1/23, Callable 9/1/19 @ 105.72^	442,531
110,000	Ascend Learning LLC, 6.88%, 8/1/25, Callable 8/1/20 @ 103.44(b)	113,025
460,000	Laureate Education, Inc., 8.25%, 5/1/25, Callable 5/1/20 @ 106.19^(b)	493,350

		1,903,156

Diversified Financial Services (0.1%):
500,000	Peachtree Funding Trust, 3.98%, 2/15/25(b)	503,936
125,000	USA Compression Partners LP, 6.88%, 4/1/26, Callable 4/1/21 @ 105.16^(b)	126,875
185,000	Voya Financial, Inc., 3.13%, 7/15/24, Callable 5/15/24 @ 100	178,065

		808,876

Diversified Telecommunication (0.0%):
255,000	Frontier Communications Corp., 7.05%, 10/1/46	127,500

Diversified Telecommunication Services (0.8%):
322,000	AT&T, Inc., 2.45%, 6/30/20, Callable 5/30/20 @ 100	318,303

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Corporate Bonds, continued
Diversified Telecommunication Services, continued
$614,000	AT&T, Inc., 3.60%, 2/17/23, Callable 12/17/22 @ 100^	$617,667
330,000	Level 3 Financing, Inc., 5.38%, 1/15/24, Callable 1/15/19 @ 102.69	321,545
200,000	Level 3 Financing, Inc., 5.38%, 5/1/25, Callable 5/1/20 @ 102.69	194,000
200,000	Qwest Corp., 6.75%, 12/1/21^	214,418
130,000	Qwest Corp., 7.25%, 9/15/25	140,260
400,000	Radiate Holdco LLC/Radiate Finance, Inc., 6.63%, 2/15/25, Callable 2/15/20 @ 103.31^(b)	368,000
325,000	Verizon Communications, Inc., 5.50%, 3/16/47^	360,142
603,000	Verizon Communications, Inc., 5.01%, 4/15/49	620,748
930,000	Verizon Communications, Inc., 5.01%, 8/21/54	929,868
500,000	Zayo Group LLC/Zayo Capital, 6.38%, 5/15/25, Callable 5/15/20 @ 103.19^	517,500

		4,602,451

Electric Utilities (0.1%):
110,000	Emera US Finance LP, 2.15%, 6/15/19	108,674
109,000	Emera US Finance LP, 2.70%, 6/15/21, Callable 5/15/21 @ 100^	106,524
174,000	Emera US Finance LP, 3.55%, 6/15/26, Callable 3/15/26 @ 100	166,169
305,000	FirstEnergy Solutions Co., 6.05%, 8/15/21	97,600
164,004	NSG Holdings LLC, 7.75%, 12/15/25(d)	179,994
117,000	NV Energy, Inc., 6.25%, 11/15/20	126,272
2,581,000	Texas Competitive Electric Holdings Co. LLC, 11.50%, 10/1/20(d)(e)	19,358

		804,591

Electronic Equipment, Instruments & Components (0.0%):
165,000	TTM Technologies, Inc., 5.63%, 10/1/25, Callable 10/1/20 @ 102.81(b)	164,175

Energy Equipment & Services (0.1%):
234,000	Halliburton Co., 3.80%, 11/15/25, Callable 8/15/25 @ 100	235,059
205,000	Halliburton Co., 4.85%, 11/15/35, Callable 5/15/35 @ 100	220,763
110,000	Nabors Industries, Inc., 5.50%, 1/15/23, Callable 11/15/22 @ 100^	107,537

		563,359

Equity Real Estate Investment Trusts (2.1%):
500,000	American Tower Corp., 2.80%, 6/1/20, Callable 5/1/20 @ 100	496,317

Continued

AZL Pyramis® Multi-Strategy Fund

Schedule of Portfolio Investments

March 31, 2018 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Corporate Bonds, continued
Equity Real Estate Investment Trusts, continued
$1,000,000	Brandywine Operating Partners LP, 4.10%, 10/1/24, Callable 7/1/24 @ 100	$999,528
212,000	Brandywine Operating Partnership LP, 3.95%, 11/15/27, Callable 8/15/27 @ 100	205,647
528,000	Brixmor Operating Partners LP, 3.25%, 9/15/23, Callable 7/15/23 @ 100	509,819
355,000	Brixmor Operating Partners LP, 3.85%, 2/1/25, Callable 11/1/24 @ 100	346,770
717,000	Corporate Office Properties LP, 5.25%, 2/15/24, Callable 11/15/23 @ 100	754,018
110,000	Corrections Corp. of America, 5.00%, 10/15/22, Callable 7/15/22 @ 100	111,375
773,000	DDR Corp., 4.63%, 7/15/22, Callable 4/15/22 @ 100	801,350
315,000	Digital Realty Trust LP, 3.95%, 7/1/22, Callable 5/1/22 @ 100^	320,841
900,000	Digital Realty Trust LP, 4.75%, 10/1/25, Callable 7/1/25 @ 100	939,602
183,000	Duke Realty LP, 3.63%, 4/15/23, Callable 1/15/23 @ 100	184,189
500,000	Equinix, Inc., 5.75%, 1/1/25, Callable 1/1/20 @ 102.88	520,000
500,000	Health Care REIT, Inc., 4.13%, 4/1/19, Callable 1/1/19 @ 100	505,948
735,000	Lexington Realty Trust, 4.40%, 6/15/24, Callable 3/15/24 @ 100	729,908
200,000	MPT Operating Partnership LP/MPT Finance Corp., 5.25%, 8/1/26, Callable 8/1/21 @ 102.63	199,250
549,000	Omega Healthcare Investors, Inc., 4.38%, 8/1/23, Callable 6/1/23 @ 100	548,756
101,000	Omega Healthcare Investors, Inc., 4.50%, 1/15/25, Callable 10/15/24 @ 100^	98,750
526,000	Omega Healthcare Investors, Inc., 5.25%, 1/15/26, Callable 10/15/25 @ 100	534,030
1,628,000	Omega Healthcare Investors, Inc., 4.50%, 4/1/27, Callable 1/1/27 @ 100^	1,566,940
494,000	Omega Healthcare Investors, Inc., 4.75%, 1/15/28, Callable 10/15/27 @ 100^	479,386
600,000	Sabra Health/Capital Corp., 5.50%, 2/1/21, Callable 5/7/18 @ 102.75	611,820
700,000	Tanger Properties LP, 3.88%, 12/1/23, Callable 9/1/23 @ 100	695,636
275,000	Tanger Properties LP, 3.75%, 12/1/24, Callable 9/1/24 @ 100	269,926
118,000	Ventas Realty LP, 3.13%, 6/15/23, Callable 3/15/23 @ 100	115,594

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Corporate Bonds, continued
Equity Real Estate Investment Trusts, continued
$131,000	Ventas Realty LP, 4.00%, 3/1/28, Callable 12/1/27 @ 100^	$128,974

		12,674,374

Food & Staples Retailing (0.5%):
300,000	CVS Health Corp., 3.70%, 3/9/23, Callable 2/9/23 @ 100	301,629
670,000	CVS Health Corp., 4.10%, 3/25/25, Callable 1/25/25 @ 100^	674,723
779,000	CVS Health Corp., 4.30%, 3/25/28, Callable 12/25/27 @ 100^	782,319
347,000	CVS Health Corp., 4.78%, 3/25/38, Callable 9/25/37 @ 100	351,695
510,000	CVS Health Corp., 5.05%, 3/25/48, Callable 9/25/47 @ 100	536,411
65,000	US Foods, Inc., 5.88%, 6/15/24, Callable 6/15/19 @ 102.94(b)	66,463
271,000	Walgreens Boots Alliance, Inc., 3.30%, 11/18/21, Callable 9/18/21 @ 100^	269,813

		2,983,053

Food Products (0.1%):
130,000	JBS USA Finance, Inc., 5.75%, 6/15/25, Callable 6/15/20 @ 102.88(b)	121,225
135,000	Lamb Weston HLD, 4.88%, 11/1/26, Callable 11/1/21 @ 102.44(b)	133,819
200,000	Post Holding, Inc., 5.00%, 8/15/26, Callable 8/15/21 @ 102.5^(b)	190,000

		445,044

Health Care Equipment & Supplies (0.1%):
190,000	Hologic, Inc., 4.38%, 10/15/25, Callable 10/15/20 @ 102.19(b)	183,350
180,000	Ortho-Clinical Diagnostics, Inc., 6.63%, 5/15/22, Callable 5/7/18 @ 103.31^(b)	175,500
125,000	Teleflex, Inc., 4.88%, 6/1/26, Callable 6/1/21 @ 102.44	123,750

		482,600

Health Care Providers & Services (0.7%):
120,000	Community Health System, Inc., 6.25%, 3/31/23, Callable 3/31/20 @ 103.13	110,550
260,000	Community Health Systems, Inc., 5.13%, 8/1/21, Callable 5/7/18 @ 102.56^	241,800
355,000	HCA, Inc., 3.75%, 3/15/19	356,349
1,900,000	HCA, Inc., 6.50%, 2/15/20^	1,992,625
25,000	HCA, Inc., 5.88%, 3/15/22	26,344
20,000	HCA, Inc., 4.75%, 5/1/23	20,225
300,000	HCA, Inc., 5.38%, 2/1/25	300,750
320,000	HCA, Inc., 5.25%, 4/15/25	327,104
200,000	Tenet Healthcare Corp., 4.50%, 4/1/21	198,250
400,000	Tenet Healthcare Corp., 8.13%, 4/1/22	417,000
130,000	Vizient, Inc., 10.38%, 3/1/24, Callable 3/1/19 @ 107.78(b)	143,975

Continued

AZL Pyramis® Multi-Strategy Fund

Schedule of Portfolio Investments

March 31, 2018 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Corporate Bonds, continued
Health Care Providers & Services, continued
$200,000	WellCare Health Plans, 5.25%, 4/1/25, Callable 4/1/20 @ 103.94	$200,750

		4,335,722

Health Care Technology (0.0%):
200,000	IMS Health, Inc., 5.00%, 10/15/26, Callable 10/15/21 @ 102.5(b)	199,272

Hotels, Restaurants & Leisure (0.3%):
200,000	Aramark Services, Inc., 5.00%, 4/1/25, Callable 4/1/20 @ 103.75^(b)	201,560
210,000	Caesars Resort Collection LLC, 5.25%, 10/15/25, Callable 10/15/20 @ 102.63^(b)	201,323
100,000	Hilton Worldwide Finance LLC, 4.63%, 4/1/25, Callable 4/1/20 @ 102.31	99,875
86,000	McDonald’s Corp., 2.75%, 12/9/20, Callable 11/9/20 @ 100^	85,574
430,000	MGM Growth Properties LLC, 4.50%, 9/1/26, Callable 6/1/26 @ 100	410,650
100,000	Penn National Gaming, Inc., 5.63%, 1/15/27, Callable 1/15/22 @ 102.81(b)	96,405
545,000	Scientific Games International, Inc., 10.00%, 12/1/22, Callable 12/1/18 @ 105	586,897
60,000	Scientific Games International, Inc., 5.00%, 10/15/25, Callable 10/15/20 @ 103.75^(b)	58,350
95,000	Station Casinos LLC, 5.00%, 10/1/25, Callable 10/1/20 @ 102.5^(b)	90,250
115,000	Wyndham Hotels & Resorts, Inc., 5.38%, 4/15/26, Callable 4/15/21 @ 102.69(b)	116,150
100,000	Wynn Las Vegas LLC, 5.50%, 3/1/25, Callable 12/1/24 @ 100(b)	100,500

		2,047,534

Household Products (0.0%):
200,000	Energizer Holdings, Inc., 5.50%, 6/15/25, Callable 6/15/20 @ 102.75(b)	201,500

Independent Power & Renewable Electricity Producers (0.3%):
65,000	AES Corp., 4.00%, 3/15/21	65,244
65,000	AES Corp., 4.50%, 3/15/23, Callable 3/15/20 @ 102.25^	66,183
695,000	Dynegy, Inc., 8.00%, 1/15/25, Callable 1/15/20 @ 104^(b)	755,812
500,000	IPALCO Enterprises, Inc., 3.45%, 7/15/20, Callable 6/15/20 @ 100^	500,050
136,000	IPALCO Enterprises, Inc., 3.70%, 9/1/24, Callable 7/1/24 @ 100	133,155
115,000	NextEra Energy Operating Partners LP, 4.25%, 9/15/24, Callable 7/15/24 @ 100^(b)	111,550

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Corporate Bonds, continued
Independent Power & Renewable Electricity Producers, continued
$230,000	NRG Energy, 6.25%, 5/1/24, Callable 5/1/19 @ 103.13^	$236,900

		1,868,894

Industrial Conglomerates (0.1%):
200,000	Icahn Enterprises LP, 6.00%, 8/1/20, Callable 5/7/18 @ 103	204,000
330,000	Icahn Enterprises LP, 5.88%, 2/1/22, Callable 5/7/18 @ 102.94	330,825

		534,825

Insurance (0.6%):
218,000	American International Group, Inc., 3.30%, 3/1/21, Callable 2/1/21 @ 100	218,226
809,000	American International Group, Inc., 3.75%, 7/10/25, Callable 4/10/25 @ 100	796,610
436,000	Pacific Lifecorp, 5.13%, 1/30/43(b)	467,774
497,000	Teachers Insurance & Annuity Association of America, 4.90%, 9/15/44(b)	547,769
1,042,000	Unum Group, 5.75%, 8/15/42	1,214,094
130,000	USIS Merger Sub, Inc., 6.88%, 5/1/25, Callable 5/1/20 @ 103.44(b)	130,000

		3,374,473

Internet Software & Services (0.0%):
105,000	Inception Merger Sub, Inc./Rackspace Hosting, Inc., 8.63%, 11/15/24, Callable 11/15/19 @ 106.47(b)	103,688

IT Services (0.0%):
90,000	Conduent Finance, Inc., 10.50%, 12/15/24, Callable 12/15/20 @ 105.25^(b)	105,638

Life Sciences Tools & Services (0.0%):
115,000	Catalent Pharma Solutions, Inc., 4.88%, 1/15/26, Callable 10/15/20 @ 102.44(b)	112,125
30,000	Charles River Laboratories International, Inc., 5.50%, 4/1/26, Callable 4/1/21 @ 104.13(b)	30,413
66,000	Thermo Fisher Scientific, Inc., 2.40%, 2/1/19	65,766

		208,304

Media (1.5%):
395,000	21st Century Fox America, 7.75%, 12/1/45	593,832
500,000	Altice US Finance I Corp., 5.38%, 7/15/23, Callable 7/15/18 @ 104.03^(b)	506,500
115,000	AMC Entertainment, Inc., 5.75%, 6/15/25, Callable 6/15/20 @ 102.88^	113,275
400,000	CCO Holdings LLC, 5.75%, 2/15/26, Callable 2/15/21 @ 102.88(b)	398,004
400,000	CCO Holdings LLC, 5.88%, 5/1/27, Callable 5/1/21 @ 102.94(b)	400,000

Continued

AZL Pyramis® Multi-Strategy Fund

Schedule of Portfolio Investments

March 31, 2018 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Corporate Bonds, continued
Media, continued
$200,000	CSC Holdings LLC, 5.50%, 4/15/27, Callable 4/15/22 @ 102.75(b)	$191,500
200,000	Dish DBS Corp., 5.88%, 7/15/22^	191,250
200,000	Dish DBS Corp., 5.00%, 3/15/23^	179,750
450,000	MHGE Parent LLC/Finance, 8.50%, 8/1/19, Callable 5/7/18 @ 100^(b)	444,938
500,000	Neptune Finco Corp., 6.63%, 10/15/25, Callable 10/15/20 @ 103.31(b)	516,250
200,000	Sirius XM Radio, Inc., 4.63%, 5/15/23, Callable 5/15/18 @ 102.31^(b)	196,810
695,000	Sirius XM Radio, Inc., 5.38%, 4/15/25, Callable 4/15/20 @ 102.69(b)	689,788
130,000	Sirius XM Radio, Inc., 5.38%, 7/15/26, Callable 7/15/21 @ 102.69(b)	128,375
716,000	Time Warner Cable, Inc., 8.25%, 4/1/19	751,403
1,000,000	Time Warner Cable, Inc., 4.13%, 2/15/21, Callable 11/15/20 @ 100	1,010,826
623,000	Time Warner Cable, Inc., 4.00%, 9/1/21, Callable 6/1/21 @ 100	625,487
155,000	Time Warner Cable, Inc., 6.55%, 5/1/37	174,267
280,000	Time Warner Cable, Inc., 7.30%, 7/1/38	335,691
1,500,000	Time Warner Cable, Inc., 6.75%, 6/15/39	1,707,678
69,000	Time Warner Cable, Inc., 5.50%, 9/1/41, Callable 3/1/41 @ 100	68,554

		9,224,178

Metals & Mining (0.1%):
400,000	Freeport-McMoRan, Inc., 3.55%, 3/1/22, Callable 12/1/21 @ 100	387,000

Mortgage Real Estate Investment Trusts (0.0%):
45,000	Starwood Property Trust, Inc., 4.75%, 3/15/25, Callable 9/15/24 @ 100(b)	43,875

Multi-Utilities (0.1%):
339,000	Sempra Energy, 6.00%, 10/15/39	414,809

Oil, Gas & Consumable Fuels (1.9%):
149,000	Anadarko Petroleum Corp., 4.85%, 3/15/21, Callable 2/15/21 @ 100	154,846
308,000	Anadarko Petroleum Corp., 5.55%, 3/15/26, Callable 12/15/25 @ 100	336,228
738,000	Anadarko Petroleum Corp., 7.50%, 5/1/31	942,840
78,000	Anadarko Petroleum Corp., 6.45%, 9/15/36	93,519
410,000	Anadarko Petroleum Corp., 6.60%, 3/15/46, Callable 9/15/45 @ 100^	515,491

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Corporate Bonds, continued
Oil, Gas & Consumable Fuels, continued
$300,000	Antero Resources Corp., 5.13%, 12/1/22, Callable 5/7/18 @ 103.84^	$302,250
315,000	Cheniere Corpus Christi Holdings LLC, 7.00%, 6/30/24, Callable 1/1/24 @ 100	348,469
220,000	Cheniere Energy Partners, 5.25%, 10/1/25, Callable 10/1/20 @ 102.63(b)	216,975
488,000	Chesapeake Energy Corp., 8.00%, 12/15/22, Callable 12/15/18 @ 104^(b)	516,670
255,000	Chesapeake Energy Corp., 8.00%, 1/15/25, Callable 1/15/20 @ 106^(b)	246,713
425,000	Citgo Petroleum Corp., 6.25%, 8/15/22, Callable 5/7/18 @ 104.69(b)	421,281
88,000	Columbia Pipeline Group, 2.45%, 6/1/18	87,944
132,000	Columbia Pipeline Group, 4.50%, 6/1/25, Callable 3/1/25 @ 100	133,227
130,000	Crestwood Midstream Partners LP, 6.25%, 4/1/23, Callable 5/7/18 @ 104.69	130,975
100,000	Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp., 5.75%, 4/1/25, Callable 4/1/20 @ 104.31	99,125
100,000	CVR Refining LLC/Coffeyville Finance, Inc., 6.50%, 11/1/22, Callable 5/7/18 @ 103.25	102,000
275,000	DCP Midstream Operating LLC, 8.13%, 8/16/30	334,125
125,000	Denbury Resources, Inc., 4.63%, 7/15/23, Callable 5/7/18 @ 102.31	92,188
117,000	Enable Midstream Partners LP, 2.40%, 5/15/19, Callable 4/15/19 @ 100	115,758
124,000	Enable Midstream Partners LP, 3.90%, 5/15/24, Callable 2/15/24 @ 100	120,973
165,000	Everest Acquisition Finance, Inc., 8.00%, 11/29/24, Callable 11/30/19 @ 106^(b)	165,825
200,000	Global Partners LP, 6.25%, 7/15/22, Callable 5/7/18 @ 104.69	199,000
220,000	Hess Infrastructure Partners LP/Finance Corp., 5.63%, 2/15/26, Callable 2/15/21 @ 104.22(b)	216,150
205,000	Hilcorp Energy LP, 5.00%, 12/1/24, Callable 6/1/19 @ 102.5^(b)	201,925
50,000	Indigo Natural Resources LLC, 6.88%, 2/15/26, Callable 2/15/21 @ 103.44(b)	47,125
155,000	Jonah Energy LLC/Jonah Energy Finance Corp., 7.25%, 10/15/25, Callable 10/15/20 @ 105.44^(b)	139,500

Continued

AZL Pyramis® Multi-Strategy Fund

Schedule of Portfolio Investments

March 31, 2018 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Corporate Bonds, continued
Oil, Gas & Consumable Fuels, continued
$111,000	Kinder Morgan (Delaware), Inc., 3.05%, 12/1/19, Callable 11/1/19 @ 100	$110,713
112,000	Kinder Morgan (Delaware), Inc., 5.05%, 2/15/46, Callable 8/15/45 @ 100	109,594
195,000	Kinder Morgan Energy Partners LP, 2.65%, 2/1/19	194,416
42,000	Kinder Morgan Energy Partners LP, 6.55%, 9/15/40	48,196
479,000	Kinder Morgan Energy Partners LP, 5.50%, 3/1/44, Callable 9/1/43 @ 100	488,572
120,000	MPLX LP, 4.88%, 12/1/24, Callable 9/1/24 @ 100	125,828
200,000	PBF Holding Co. LLC/PBF Finance Corp., 7.00%, 11/15/23, Callable 11/15/18 @ 105.25^	207,000
38,000	Phillips 66 Partners LP, 2.65%, 2/15/20, Callable 1/15/20 @ 100	37,638
200,000	Range Resources Corp., 5.00%, 8/15/22, Callable 5/15/22 @ 100^	193,500
200,000	Rose Rock Midstream LP, 5.63%, 7/15/22, Callable 4/23/18 @ 104.22^	194,000
233,000	Southwestern Energy Co., 6.70%, 1/23/25, Callable 10/23/24 @ 100^	226,127
40,000	Southwestern Energy Co., 7.50%, 4/1/26, Callable 4/1/21 @ 105.63^	40,400
200,000	Summit Midstream Holdings LLC, 5.75%, 4/15/25, Callable 4/15/20 @ 104.31^	190,500
85,000	Sunoco Finance Corp., 4.88%, 1/15/23, Callable 1/15/20 @ 102.44(b)	81,919
80,000	Sunoco Finance Corp., 5.50%, 2/15/26, Callable 2/15/21 @ 102.75(b)	77,200
80,000	Sunoco Finance Corp., 5.88%, 3/15/28, Callable 3/15/23 @ 102.94^(b)	77,300
548,000	Sunoco Logistics Partners Operations LP, 5.40%, 10/1/47, Callable 4/1/47 @ 100	522,060
130,000	Targa Resources Partners LP, 5.13%, 2/1/25, Callable 2/1/20 @ 103.84	129,350
130,000	Targa Resources Partners LP, 5.38%, 2/1/27, Callable 2/1/22 @ 102.69^	129,513
103,000	Western Gas Partners LP, 4.65%, 7/1/26, Callable 4/1/26 @ 100	104,275

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Corporate Bonds, continued
Oil, Gas & Consumable Fuels, continued
$1,000,000	Western Gas Partners LP, 4.50%, 3/1/28, Callable 12/1/27 @ 100	$1,002,036
239,000	Williams Partners LP, 3.60%, 3/15/22, Callable 1/15/22 @ 100	237,918
162,000	Williams Partners LP, 4.50%, 11/15/23, Callable 8/15/23 @ 100	166,443
285,000	Williams Partners LP, 4.30%, 3/4/24, Callable 12/4/23 @ 100	288,894

		11,264,514

Pharmaceuticals (0.0%):
110,000	Valeant Pharmaceuticals International, 9.25%, 4/1/26, Callable 4/1/22 @ 104.63^(b)	109,582

Professional Services (0.0%):
200,000	Tempo Finance, Corp., 6.75%, 6/1/25, Callable 6/1/20 @ 103.38(b)	199,750

Real Estate Management & Development (0.0%):
200,000	Howard Hughes Corp. (The), 5.38%, 3/15/25, Callable 3/15/20 @ 104.03^(b)	197,500

Semiconductors & Semiconductor Equipment (0.0%):
135,000	Entegris, Inc., 4.63%, 2/10/26, Callable 11/10/20 @ 103.47^(b)	131,640
135,000	QORVO, Inc., 7.00%, 12/1/25, Callable 12/1/20 @ 103.5	146,587

		278,227

Software (0.2%):
500,000	Solera LLC, 10.50%, 3/1/24, Callable 3/1/19 @ 107.88^(b)	556,250
250,000	Sophia LP/Finance, Inc., 9.00%, 9/30/23, Callable 9/30/18 @ 104.5(b)	262,500
125,000	Symantec Corp., 5.00%, 4/15/25, Callable 4/15/20 @ 102.5(b)	126,069

		944,819

Technology Hardware, Storage & Peripherals (0.1%):
441,000	HP Enterprise Co., 3.60%, 10/15/20, Callable 9/15/20 @ 100	445,080

Thrifts & Mortgage Finance (0.0%):
105,000	Quicken Loans, Inc., 5.25%, 1/15/28, Callable 1/15/23 @ 102.63(b)	98,175

Tobacco (0.3%):
212,000	Altria Group, Inc., 4.00%, 1/31/24	216,644
94,000	Reynolds American, Inc., 3.25%, 6/12/20	94,009
320,000	Reynolds American, Inc., 4.00%, 6/12/22	325,539
232,000	Reynolds American, Inc., 4.45%, 6/12/25, Callable 3/12/25 @ 100	238,652
120,000	Reynolds American, Inc., 5.70%, 8/15/35, Callable 2/15/35 @ 100	136,530

Continued

AZL Pyramis® Multi-Strategy Fund

Schedule of Portfolio Investments

March 31, 2018 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Corporate Bonds, continued
Tobacco, continued
$ 600,000	Vector Group, Ltd., 6.13%, 2/1/25, Callable 2/1/20 @ 103.06(b)	$600,000

		1,611,374

Trading Companies & Distributors (0.2%):
130,000	AerCap Global Aviation Trust, 6.50% (US0003M + 430 bps), 6/15/45, Callable 6/15/25 @ 100(b)	140,238
442,000	Air Lease Corp., 2.63%, 9/4/18	441,511
471,000	Air Lease Corp., 3.75%, 2/1/22, Callable 12/1/21 @ 100	475,195

		1,056,944

Wireless Telecommunication Services (0.2%):
200,000	Sprint Communications, Inc., 7.25%, 9/15/21	206,750
200,000	Sprint Communications, Inc., 7.88%, 9/15/23	204,000
280,000	Sprint Communications, Inc., 7.13%, 6/15/24	273,000
200,000	Sprint Communications, Inc., 6.88%, 11/15/28	186,500
400,000	T-Mobile USA, Inc., 5.13%, 4/15/25, Callable 4/15/20 @ 102.56^	402,000
195,000	T-Mobile USA, Inc., 4.50%, 2/1/26, Callable 2/1/21 @ 102.25	187,200

		1,459,450

Total Corporate Bonds (Cost $96,229,257)		94,308,819

Foreign Bond (0.0%):
Sovereign Bond (0.0%):
50,000	Korea Treasury Bond, Series 2103, 2.00%, 3/10/21+	47

Total Foreign Bond (Cost $44)		47

Yankee Dollars (6.7%):
Aerospace & Defense (0.0%):
140,000	Bombardier, Inc., 6.00%, 10/15/22, Callable 5/7/18 @ 103^(b)	138,775

Banks (1.1%):
430,000	Barclays Bank plc, 3.25%, 1/12/21	426,905
200,000	Barclays Bank plc, 7.63%, 11/21/22	219,470
585,000	Barclays Bank plc, 4.38%, 1/12/26	585,606
205,000	HSBC Holdings plc, 4.25%, 3/14/24	206,081
656,000	Intesa Sanpaolo SpA, 5.71%, 1/15/26(b)	658,339
530,000	Rabobank Nederland NY, 4.38%, 8/4/25	535,326
2,550,000	Royal Bank of Scotland Group plc, 6.13%, 12/15/22	2,701,247
452,000	Royal Bank of Scotland Group plc, 6.10%, 6/10/23^	479,858
316,000	Royal Bank of Scotland Group plc, 6.00%, 12/19/23	336,629

		6,149,461

Beverages (0.0%):
80,000	Cott Corp., 5.50%, 4/1/25, Callable 4/1/20 @ 104.13(b)	79,000

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Yankee Dollars, continued
Capital Markets (0.8%):
$470,000	Credit Suisse Group Fun, Ltd., 2.75%, 3/26/20	$465,471
670,000	Credit Suisse Group Fun, Ltd., 3.80%, 9/15/22	674,682
787,000	Credit Suisse Group Fun, Ltd., 3.80%, 6/9/23	788,490
470,000	Credit Suisse Group Fun, Ltd., 3.75%, 3/26/25	459,028
860,000	Deutsche Bank AG, 3.30%, 11/16/22	835,969
979,000	Deutsche Bank AG, 4.50%, 4/1/25^	948,036
491,000	UBS Group AG, 4.13%, 9/24/25(b)	493,726

		4,665,402

Chemicals (0.2%):
400,000	Consolidated Energy Finance SA, 6.88%, 6/15/25, Callable 6/15/20 @ 105.16(b)	419,000
325,000	Nova Chemicals Corp., 4.88%, 6/1/24, Callable 3/3/24 @ 100(b)	311,188

		730,188

Containers & Packaging (0.1%):
330,000	Ardagh Packaging Finance plc/Ardagh Holdings USA, Inc., 7.25%, 5/15/24, Callable 5/15/19 @ 105.44(b)	351,038
70,000	Ardagh Packaging Finance plc/Ardagh Holdings USA, Inc., 6.00%, 2/15/25, Callable 2/15/20 @ 104.5(b)	70,350

		421,388

Diversified Financial Services (0.0%):
120,000	Camelot Finance SA, 7.88%, 10/15/24, Callable 10/15/19 @ 103.94(b)	125,250

Diversified Telecommunication Services (0.2%):
200,000	Intelsat Jackson Holdings SA, 9.50%, 9/30/22(b)	228,000
660,000	Intelsat Jackson Holdings SA, 8.00%, 2/15/24, Callable 2/15/19 @ 104^(b)	693,825
200,000	Sable International Finance, Ltd., 6.88%, 8/1/22, Callable 8/1/18 @ 105.16(b)	209,000
200,000	SFR Group SA, 7.38%, 5/1/26, Callable 5/1/21 @ 103.69(b)	190,500
200,000	Telecom Italia SpA, 5.30%, 5/30/24(b)	203,500

		1,524,825

Electrical Equipment (0.0%):
200,000	Sensata Technologies BV, 4.88%, 10/15/23(b)	200,310

Energy Equipment & Services (0.0%):
200,000	Ensco plc, 4.50%, 10/1/24, Callable 7/1/24 @ 100^	159,000
113,000	Noble Holding International, Ltd., 7.75%, 1/15/24, Callable 10/15/23 @ 100^	104,808

Continued

AZL Pyramis® Multi-Strategy Fund

Schedule of Portfolio Investments

March 31, 2018 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Yankee Dollars, continued
Energy Equipment & Services, continued
$120,000	Precision Drilling Corp., 7.75%, 12/15/23, Callable 12/15/19 @ 103.88^	$124,650
215,000	Weatherford International, Ltd., 6.50%, 8/1/36	152,650

		541,108

Gas Utilities (0.0%):
230,000	LBC Tank Terminals Holding Netherlands BV, 6.88%, 5/15/23, Callable 5/15/18 @ 103.44(d)	236,325

Hotels, Restaurants & Leisure (0.0%):
115,000	1011778 BC ULC New Red Finance, Inc., 4.25%, 5/15/24, Callable 5/15/20 @ 102.13^(b)	109,998
200,000	Studio City Co., Ltd., 7.25%, 11/30/21, Callable 11/30/18 @ 103.63(b)	208,250

		318,248

Media (0.2%):
400,000	Altice Financing SA, 7.50%, 5/15/26, Callable 5/15/21 @ 103.75(b)	392,000
200,000	Altice Finco SA, 8.13%, 1/15/24, Callable 12/15/18 @ 104.06^(b)	206,000
325,000	MDC Partners, Inc., 6.50%, 5/1/24, Callable 5/1/19 @ 104.88^(b)	316,063

		914,063

Metals & Mining (0.2%):
200,000	BHP Billiton Finance USA, Ltd., 6.25% (USSW5 + 497 bps), 10/19/75, Callable 10/19/20 @ 100(b)	210,500
456,000	BHP Billiton Finance USA, Ltd., 6.75% (USSW5 + 509 bps), 10/19/75, Callable 10/20/25 @ 100(b)	511,860
200,000	Corp. Nacional del Cobre de Chile, 3.63%, 8/1/27, Callable 5/1/27 @ 100(b)	194,258
200,000	Corp. Nacional del Cobre de Chile, 4.50%, 8/1/47, Callable 2/1/47 @ 100(b)	201,726
200,000	First Quantum Minerals, Ltd., 7.25%, 5/15/22, Callable 5/7/18 @ 105.44(b)	200,000
200,000	First Quantum Minerals, Ltd., 6.50%, 3/1/24, Callable 9/1/20 @ 103.25^(b)	189,750
95,000	First Quantum Minerals, Ltd., 7.50%, 4/1/25, Callable 4/1/20 @ 105.63(b)	93,575

		1,601,669

Multi-Utilities (0.0%):
148,000	InterGen NV, 7.00%, 6/30/23, Callable 6/30/18 @ 103.5^(b)	148,000

Oil, Gas & Consumable Fuels (1.9%):
28,000	Canadian Natural Resources, Ltd., 5.85%, 2/1/35	31,909

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Yankee Dollars, continued
Oil, Gas & Consumable Fuels, continued
$362,000	Cenovus Energy, Inc., 4.25%, 4/15/27, Callable 1/15/27 @ 100^	$352,857
330,000	Empresa Nacional del Pet, 4.38%, 10/30/24(b)	336,411
135,000	Enbridge, Inc., 4.25%, 12/1/26, Callable 9/1/26 @ 100	135,053
156,000	Enbridge, Inc., 5.50%, 12/1/46, Callable 5/29/46 @ 100	173,935
234,000	Petrobras Global Finance Co., 4.38%, 5/20/23^	229,624
823,000	Petrobras Global Finance Co., 5.63%, 5/20/43^	718,068
1,793,000	Petrobras Global Finance Co., 7.25%, 3/17/44^	1,828,860
1,081,000	Petrobras International Finance Co., 5.38%, 1/27/21	1,129,645
97,000	Petroleos Mexicanos, 6.00%, 3/5/20	101,074
1,169,000	Petroleos Mexicanos, 4.88%, 1/18/24^	1,185,950
694,000	Petroleos Mexicanos, 4.50%, 1/23/26^	672,833
310,000	Petroleos Mexicanos, 6.50%, 3/13/27	331,080
256,000	Petroleos Mexicanos, 6.50%, 3/13/27	273,408
696,000	Petroleos Mexicanos, 6.50%, 6/2/41	690,780
563,000	Petroleos Mexicanos, 5.50%, 6/27/44	501,352
673,000	Petroleos Mexicanos, 5.63%, 1/23/46	600,168
1,123,000	Petroleos Mexicanos, 6.75%, 9/21/47	1,136,341
330,000	Petroleos Mexicanos, 6.75%, 9/21/47	333,920
130,000	Teine Energy, Ltd., 6.88%, 9/30/22, Callable 5/7/18 @ 105.16(b)	132,600

		10,895,868

Pharmaceuticals (0.7%):
230,000	Actavis Funding SCS, 2.45%, 6/15/19	228,247
820,000	Actavis Funding SCS, 3.45%, 3/15/22, Callable 1/15/22 @ 100	812,989
225,000	Mylan NV, 2.50%, 6/7/19	223,252
459,000	Mylan NV, 3.15%, 6/15/21, Callable 5/15/21 @ 100	452,596
226,000	Mylan NV, 3.95%, 6/15/26, Callable 3/15/26 @ 100^	219,202
600,000	Perrigo Finance plc, 3.90%, 12/15/24, Callable 9/15/24 @ 100	596,178
200,000	Teva Pharmaceutical Finance Netherlands III BV, 6.00%, 4/15/24(b)	194,236
324,000	Teva Pharmaceuticals Industries, Ltd., 2.20%, 7/21/21	291,763
232,000	Teva Pharmaceuticals Industries, Ltd., 2.80%, 7/21/23^	196,570
501,000	Teva Pharmaceuticals Industries, Ltd., 3.15%, 10/1/26^	402,185

Continued

AZL Pyramis® Multi-Strategy Fund

Schedule of Portfolio Investments

March 31, 2018 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Yankee Dollars, continued
Pharmaceuticals, continued
$ 120,000	Valeant Pharmaceuticals, 5.50%, 3/1/23, Callable 5/7/18 @ 102.75(b)	$105,000
200,000	Valeant Pharmaceuticals International, Inc., 6.50%, 3/15/22, Callable 3/15/19 @ 103.25(b)	206,500
265,000	Valeant Pharmaceuticals International, Inc., 7.00%, 3/15/24, Callable 3/15/20 @ 103.5(b)	276,262
145,000	Valeant Pharmaceuticals International, Inc., 9.00%, 12/15/25, Callable 12/15/21 @ 104.5^(b)	144,094
395,000	VRX Escrow Corp., 6.13%, 4/15/25, Callable 4/15/20 @ 103.06^(b)	340,884

		4,689,958

Professional Services (0.1%):
205,000	IHS Markit, Ltd., 4.75%, 2/15/25, Callable 11/15/24 @ 100(b)	208,075
620,000	Nielsen Co. Luxembourg SARLl (The), 5.00%, 2/1/25, Callable 2/1/20 @ 103.75^(b)	611,475

		819,550

Software (0.1%):
350,000	Open Text Corp., 5.63%, 1/15/23, Callable 5/7/18 @ 104.22^(b)	362,688

Sovereign Bond (0.4%):
900,000	Dominican Republic, 5.50%, 1/27/25(b)	925,722
1,000,000	Republic of Argentina, 5.88%, 1/11/28^	940,500

		1,866,222

Tobacco (0.2%):
462,000	Imperial Tobacco Finance, 3.75%, 7/21/22, Callable 5/21/22 @ 100(b)	463,807
700,000	Imperial Tobacco Finance, 4.25%, 7/21/25, Callable 4/21/25 @ 100(b)	710,558

		1,174,365

Trading Companies & Distributors (0.5%):
900,000	AerCap Ireland Capital, Ltd./AerCap Global Aviation Trust, 5.00%, 10/1/21	936,838
1,450,000	AerCap Ireland Capital, Ltd./AerCap Global Aviation Trust, 4.63%, 7/1/22	1,486,457
200,000	Fly Leasing, Ltd., 6.38%, 10/15/21, Callable 5/7/18 @ 104.78	207,750
125,000	Fly Leasing, Ltd., 5.25%, 10/15/24, Callable 10/15/20 @ 102.63	120,938

		2,751,983

Total Yankee Dollars (Cost $40,260,161)		40,354,646

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Municipal Bonds (0.8%):
California (0.3%):
$ 1,150,000	California State, Build America Bonds, GO, 7.50%, 4/1/34	$1,718,362

Illinois (0.5%):
3,465,000	Chicago Illinois, Taxable Project, Build America Bonds, GO, Series B, 5.43%, 1/1/42	3,257,517

Total Municipal Bonds (Cost $5,024,727)		4,975,879

U.S. Government Agency Mortgages (13.7%):
Federal National Mortgage Association (7.0%)
5,717	3.50%, 11/1/25, Pool #AE7758	5,834
679,288	3.50%, 1/1/26, Pool #AH1296	693,897
293,092	3.50%, 1/1/26, Pool #AH2108	299,507
165,729	3.00%, 11/1/27, Pool #AL4642	166,516
247,130	3.00%, 6/1/29, Pool #AW3641	247,545
257,037	2.50%, 1/1/32, Pool #AS8600	251,990
292,107	2.50%, 1/1/32, Pool #BE5217	286,372
82,527	3.00%, 3/1/32, Pool #BM1008	82,640
181,500	3.00%, 8/1/32, Pool #BM1669	182,219
250,000	3.50%, 4/25/33, TBA	254,879
161,270	3.50%, 8/1/33, Pool #AL4227	162,576
900,027	6.00%, 5/1/36, Pool #745512	1,012,049
425,180	6.00%, 7/1/39, Pool #BF0030	464,587
45,081	3.50%, 12/1/40, Pool #AH1556	45,505
3,411,403	5.50%, 9/1/41, Pool #AL9272	3,746,040
21,090	3.50%, 6/1/42, Pool #AO6387	21,271
631,871	3.00%, 9/1/42, Pool #AB6126	622,120
477,472	3.00%, 10/1/42, Pool #AB6509	470,101
863,683	3.00%, 10/1/42, Pool #AB6504	850,351
44,553	3.50%, 11/1/42, Pool #MA1236	44,999
971,642	3.00%, 11/1/42, Pool #AB6976	956,647
337,684	3.00%, 12/1/42, Pool #AB7282	332,472
1,465,877	3.00%, 1/1/43, Pool #AB7586	1,443,332
19,787	3.50%, 3/1/43, Pool #AB8733	19,949
23,261	3.50%, 3/1/43, Pool #AR4461	23,451
63,179	3.50%, 7/1/43, Pool #AT8975	63,703
86,508	3.50%, 11/1/43, Pool #AL9612	87,288
1,055,360	4.50%, 3/1/44, Pool #AV0957	1,106,951
1,003,450	4.50%, 7/1/44, Pool #AS3062	1,053,355
355,004	4.50%, 10/1/44, Pool #AV8856	372,599
5,573	4.50%, 11/1/44, Pool #AV8859	5,837
520,775	4.50%, 12/1/44, Pool #AS4176	545,890
130,677	3.50%, 2/1/45, Pool #BM1014	131,841
185,536	4.00%, 5/1/45, Pool #AZ1207	190,602
529,632	4.00%, 6/1/45, Pool #AY8096	544,225
273,426	4.00%, 6/1/45, Pool #AY8126	280,819
806,643	3.50%, 7/1/45, Pool #AZ0814	809,999
517,449	3.50%, 8/1/45, Pool #AY8424	519,684
657,546	4.50%, 12/1/45, Pool #BA6997	688,722
44,401	4.50%, 1/1/46, Pool #AY3890	46,667
335,470	4.00%, 2/1/46, Pool #BC1578	344,499
1,925,559	4.00%, 4/1/46, Pool #AL8468	1,988,285
149,331	4.50%, 6/1/46, Pool #BD1238	156,983
673,491	4.00%, 6/1/46, Pool #AL9282	691,618
599,072	3.50%, 6/1/46, Pool #BD1073	600,995
691,544	3.50%, 7/1/46, Pool #AL9515	694,369
468,689	3.50%, 7/1/46, Pool #BC6149	470,606
31,351	3.50%, 8/1/46, Pool #BD5247	31,507
128,874	3.00%, 8/1/46, Pool #AS8320	125,807
1,114,723	3.00%, 8/1/46, Pool #BC1509	1,088,671
49,410	3.50%, 9/1/46, Pool #BD7792	49,654

Continued

AZL Pyramis® Multi-Strategy Fund

Schedule of Portfolio Investments

March 31, 2018 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
U.S. Government Agency Mortgages, continued
Federal National Mortgage Association, continued
$ 118,357	4.00%, 9/1/46, Pool #BD1489	$121,543
20,985	3.50%, 9/1/46, Pool #BD0711	21,089
1,027,878	3.00%, 9/1/46, Pool #AS7844	1,003,861
1,951,617	3.50%, 10/1/46, Pool #BC4760	1,961,297
70,841	4.50%, 10/1/46, Pool #BE1671	74,502
36,126	4.00%, 10/1/46, Pool #BD7599	37,098
584,932	3.00%, 10/1/46, Pool #AL9397	571,252
359,911	3.50%, 10/1/46, Pool #AL9285	361,067
75,554	4.50%, 11/1/46, Pool #BE2386	79,409
713,305	3.50%, 12/1/46, Pool #BC9077	716,254
486,075	3.00%, 12/1/46, Pool #BE0757	474,705
1,136,100	3.50%, 12/1/46, Pool #BD8504	1,141,760
44,911	3.50%, 12/1/46, Pool #BE5877	45,136
145,913	4.50%, 12/1/46, Pool #BE4488	154,406
26,933	3.50%, 1/1/47, Pool #BE7834	27,068
429,603	3.50%, 1/1/47, Pool #AL9776	431,377
425,272	3.50%, 1/1/47, Pool #BE5530	427,026
517,994	3.50%, 1/1/47, Pool #BE1526	520,140
117,184	4.50%, 1/1/47, Pool #BE7087	123,999
92,968	4.50%, 1/1/47, Pool #BE6506	97,720
319,158	3.50%, 2/1/47, Pool #BE5696	320,481
1,034,754	4.00%, 2/1/47, Pool #AL9779	1,068,659
128,932	4.50%, 2/1/47, Pool #BE8498	136,431
438,045	4.50%, 3/1/47, Pool #BE9261	460,481
400,000	4.50%, 4/25/47, TBA	418,836
1,500,402	4.00%, 6/1/47, Pool #BE3702	1,540,786
381,349	4.00%, 7/1/47, Pool #BE9653	391,810
1,677,491	3.50%, 7/1/47, Pool #BM3041	1,689,210
390,393	3.50%, 10/1/47, Pool #BJ1439	391,657
198,894	3.50%, 12/1/47, Pool #MA3210	199,470
420,378	3.50%, 12/1/47, Pool #CA0854	422,511
462,985	3.50%, 12/1/47, Pool #CA0855	464,925
699,269	4.00%, 4/1/48, Pool #BJ9939	719,647
800,000	4.00%, 4/25/48, TBA	820,956

		42,814,594

Federal Home Loan Mortgage Corporation (3.3%)
94,869	3.00%, 2/1/32, Pool #G16076	94,770
532,381	3.50%, 3/1/32, Pool #C91403	544,094
1,723,291	3.00%, 3/1/32, Pool #G16113	1,721,487
1,416,183	3.50%, 7/1/32, Pool #C91467	1,447,348
1,321,468	4.00%, 5/1/37, Pool #C91938	1,371,753
447,255	5.00%, 2/1/38, Pool #G60365	482,142
573,997	4.00%, 11/1/40, Pool #A95150	593,169
173,045	3.50%, 11/1/45, Pool #Q37467	173,969
30,405	3.00%, 6/1/46, Pool #G08710	29,695
356,927	3.50%, 9/1/46, Pool #Q43257	358,786
173,549	3.00%, 11/1/46, Pool #Q44452	169,444
483,817	3.00%, 12/1/46, Pool #G60989	472,648
3,665,652	3.00%, 12/1/46, Pool #G08737	3,578,952
741,697	3.00%, 1/1/47, Pool #G08741	723,684
738,597	4.00%, 6/1/47, Pool #G08767	759,852
874,763	4.00%, 6/1/47, Pool #Q48877	903,715
1,000,206	4.00%, 7/1/47, Pool #G08771	1,029,092
649,342	3.50%, 10/1/47, Pool #G08784	651,304
2,985,412	3.50%, 12/1/47, Pool #V83817	2,994,343
47,048	3.50%, 12/1/47, Pool #Q53293	47,189
700,000	3.00%, 3/1/48, Pool #G08803	683,135

		18,830,571

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
U.S. Government Agency Mortgages, continued
Government National Mortgage Association (3.4%)
$ 163,914	4.00%, 8/15/41, Pool #430354	$169,426
1,907,364	4.00%, 1/20/42, Pool #5280	1,994,004
30,938	4.00%, 11/20/42, Pool #AB9233	32,150
456,072	3.00%, 12/20/42, Pool #AA5872	451,133
3,995,072	3.50%, 1/20/43, Pool #MA0699	4,056,321
67,737	3.50%, 3/20/43, Pool #AD8884	68,824
121,774	3.00%, 3/20/43, Pool #AD8812	120,529
291,681	3.00%, 3/20/43, Pool #AA6146	288,613
70,905	3.50%, 4/20/43, Pool #AD9075	72,087
26,168	3.50%, 4/20/43, Pool #AB9891	26,622
395,194	3.50%, 6/20/46, Pool #MA3736	399,459
666,141	3.00%, 7/20/46, Pool #MA3802	657,208
905,820	3.00%, 9/20/46, Pool #MA3936	893,993
181,728	3.00%, 11/20/46, Pool #MA4068	179,197
1,134,626	3.00%, 12/20/46, Pool #MA4126	1,118,818
321,699	4.00%, 1/15/47, Pool #AX5857	331,724
359,605	4.00%, 1/15/47, Pool #AX5831	370,259
2,315,084	3.00%, 1/20/47, Pool #MA4195	2,282,534
274,400	3.00%, 2/20/47, Pool #MA4261	270,508
234,720	4.00%, 4/20/47, Pool #784304	241,698
204,898	4.00%, 4/20/47, Pool #784303	210,978
175,509	4.00%, 5/20/47, Pool #MA4452	180,842
186,837	4.00%, 7/20/47, Pool #MA4587	192,870
51,147	3.50%, 7/20/47, Pool #MA4586	51,691
4,870,104	3.50%, 9/20/47, Pool #MA4719	4,922,007
500,000	3.50%, 1/20/48, Pool #MA4962	505,326

		20,088,821

Total U.S. Government Agency Mortgages (Cost $83,443,687)		81,733,986

U.S. Treasury Obligations (21.3%):
U.S. Treasury Inflation Index Bonds (1.6%)
1,430,000	1.38%, 2/15/44	1,691,144
6,447,000	0.75%, 2/15/45^	6,542,940
1,150,000	1.00%, 2/15/46	1,232,088

		9,466,172

U.S. Treasury Bonds (2.2%)
1,029,000	3.00%, 11/15/45	1,034,788
10,538,000	3.00%, 2/15/47	10,593,983
1,445,000	2.75%, 11/15/47^	1,381,386

		13,010,157

U.S. Treasury Notes (14.7%)
4,244,000	2.00%, 7/31/20	4,211,673
11,824,000	1.75%, 12/31/20	11,627,703
2,851,000	1.25%, 3/31/21^	2,756,561
910,000	1.38%, 4/30/21^	882,096
13,364,000	1.13%, 9/30/21	12,766,274
4,686,000	2.00%, 12/31/21	4,603,080
14,576,000	1.88%, 3/31/22	14,226,973
1,431,000	1.75%, 6/30/22	1,386,896
15,386,000	1.88%, 7/31/22	14,973,102
8,264,000	1.88%, 9/30/22	8,030,607
2,625,000	2.13%, 7/31/24	2,543,174
2,619,000	2.13%, 11/30/24	2,530,711
2,925,000	2.25%, 12/31/24	2,847,190
3,900,800	1.50%, 8/15/26	3,540,738
2,197,000	3.00%, 5/15/47	2,207,728

		89,134,506

U.S. Treasury Inflation Index Notes (2.8%)
2,238,000	0.25%, 1/15/25^	2,290,492

Continued

AZL Pyramis® Multi-Strategy Fund

Schedule of Portfolio Investments

March 31, 2018 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount	Fair Value
U.S. Treasury Obligations, continued
U.S. Treasury Inflation Index Notes, continued

$ 5,000,000	0.63%, 1/15/26^	$5,215,026
3,330,000	0.13%, 7/15/26^	3,309,348
5,351,100	0.38%, 7/15/27	5,289,613

		16,104,479

U.S. Treasury Bills (0.0%)
250,000	1.66%, 6/21/18	249,060

Total U.S. Treasury Obligations (Cost $131,826,429)		127,964,374

Securities Held as Collateral for Securities on Loan (10.9%):
$65,639,887	AZL Pyramis® Multi-Strategy Fund Securities Lending Collateral Account(f)	65,639,887

Total Securities Held as Collateral for Securities on Loan (Cost $65,639,887)		65,639,887

Unaffiliated Investment Company (1.3%):
7,541,081	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 1.46%(g)	7,541,081

Total Unaffiliated Investment Company (Cost $7,541,081)		7,541,081

Total Investment Securities (Cost $634,020,338) - 109.4%		656,538,949
Net other assets (liabilities) - (9.4)%		(56,224,345)

Net Assets - 100.0%		$600,314,604

Percentages indicated are based on net assets as of March 31, 2018.

GO	- General Obligation
LIBOR	- London Interbank Offered Rate
LIBOR01M	- 1 Month US Dollar LIBOR
TBA	- To Be Announced Security
US0003M	- 3 Month US Dollar LIBOR
USSW5	- USD 5 Year Swap Rate

*	Non-income producing security.
^	This security or a partial position of this security was on loan as of March 31, 2018. The total value of securities on loan as of March 31, 2018, was $63,405,961.
+	The principal amount is disclosed in local currency and the fair value is disclosed in U.S. Dollars.
(a)	Security was valued in good faith pursuant to procedures approved by the Board of Trustees as of March 31, 2018. The total of all such securities represent 0.03% of the net assets of the fund.
(b)	Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investors. The sub-adviser has deemed these securities to be liquid based on procedures approved by the Board of Trustees.
(c)	The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security. The rate presented is the rate in effect at March 31, 2018.
(d)	Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investors. The sub-adviser has deemed these securities to be illiquid based on procedures approved by the Board of Trustees. As of March 31, 2018, these securities represent 0.07% of the net assets of the fund.
(e)	Defaulted bond.
(f)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before March 31, 2018.
(g)	The rate represents the effective yield at March 31, 2018.

Continued

AZL Pyramis® Multi-Strategy Fund

Schedule of Portfolio Investments

March 31, 2018 (Unaudited)

Securities Sold Short (-0.2%):

Security Description	Coupon Rate	Maturity Date	Par Amount	Proceeds Received	Fair Value	Unrealized Appreciation/ (Depreciation)
Federal National Mortgage Association, TBA	3.50%	4/25/48	$(900,000)	$(898,875)	$(901,881)	$(3,006)

				$(898,875)	$(901,881)	$(3,006)

Futures Contracts

At March 31, 2018, the Fund’s futures contracts were as follows:

Long Futures

Description	Expiration Date	Number of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)
S&P 500 Index E-Mini June Futures (U.S. Dollar)	6/15/18	45	5,946,750	$41,792

				$41,792

See accompanying notes to the schedules of portfolio investments.

AZL Pyramis® Total Bond Fund

Schedule of Portfolio Investments

March 31, 2018 (Unaudited)

Principal Amount		Fair Value
Asset Backed Securities (1.0%):
$ 2,482,315	Aaset Trust, Class A, Series 2017-1A, 3.97%, 5/16/42(a)	$2,474,447
431,342	Aaset Trust, Class A, Series 2018-1A, 3.84%, 1/16/38(a)	427,987
213,542	Blackbird Capital Aircraft, Class AA, Series 2016-1A, 2.49%, 12/16/41, Callable 12/15/24 @ 100(a)(b)	209,394
751,865	Blackbird Capital Aircraft, Class A, Series 2016-1A, 4.21%, 12/16/41, Callable 12/15/24 @ 100(a)(b)	763,530
29,140	Countrywide Asset-Backed Certificates Trust, Class AF5, Series 2004-7, 5.87%, 1/25/35, Callable 4/25/18 @ 100(b)	29,418
340,148	DB Master Finance LLC, Class A2I, Series 2017-1A, 3.63%, 11/20/47, Callable 11/20/23 @ 100(a)	338,326
571,568	DB Master Finance LLC, Class A2II, Series 2017-1A, 4.03%, 11/20/47, Callable 11/20/23 @ 100(a)	578,714
589,679	Thunderbolt Aircraft Lease Ltd., Class A, Series 2017-A, 4.21%, 5/17/32, Callable 4/15/24 @ 100(a)(b)	599,542

Total Asset Backed Securities (Cost $5,413,068)		5,421,358

Collateralized Mortgage Obligations (1.4%):
1,384,000	CSMC Trust, Class D, Series 2017-PFHP, 4.03%(LIBOR01M+225bps), 12/15/30(a)	1,383,996
2,000,000	GAHR Commercial Mortgage Trust, Class BFX, Series 2015-NRF, 3.38%, 12/15/34(a)(b)	2,003,301
390,000	GAHR Commercial Mortgage Trust, Class CFX, Series 2015-NRF, 3.38%, 12/15/34(a)	389,365
2,930,000	GAHR Commercial Mortgage Trust, Class DFX, Series 2015-NRF, 3.38%, 12/15/34(a)(b)	2,909,951
667,000	MSCG Trust, Class A, Series 2016-SNR, 3.35%, 11/15/34(a)(b)	653,706
235,000	MSCG Trust, Class B, Series 2016-SNR, 4.18%, 11/15/34(a)	232,144
165,000	MSCG Trust, Class C, Series 2016-SNR, 5.21%, 11/15/34(a)	165,248

Total Collateralized Mortgage Obligations (Cost $7,850,595)		7,737,711

Corporate Bonds (26.7%):
Aerospace & Defense (0.1%):
747,000	KLX, Inc., 5.88%, 12/1/22, Callable 5/07/18 @ 104.41(a)	769,634

Automobiles (0.1%):
493,000	General Motors Co., 3.50%, 10/2/18	493,722

Banks (2.6%):
656,000	Bank of America Corp., 4.20%, 8/26/24	666,283
612,000	Bank of America Corp., Series L, 3.95%, 4/21/25	606,604
690,000	Bank of America Corp., 3.50%, 4/19/26^	677,937
593,000	Bank of America Corp., 4.25%, 10/22/26	597,156

Principal Amount		Fair Value
Corporate Bonds, continued
Banks, continued
$ 811,000	Bank of America Corp., 3.42%(US0003M+104bps), 12/20/28, Callable 12/20/27 @ 100.00(a)	$776,855
250,000	Bank of America Corp., 6.10%(US0003M+390bps), 12/29/49, Callable 3/17/25 @ 100.00	263,125
755,000	CIT Group, Inc., 6.13%, 3/9/28	783,313
1,090,000	Citigroup, Inc., 4.05%, 7/30/22	1,107,674
1,493,000	Citigroup, Inc., 4.30%, 11/20/26	1,493,815
250,000	Citizens Bank NA/RI, 2.55%, 5/13/21, Callable 4/13/21 @ 100.00	244,049
253,000	Citizens Bank of Rhode Island, 2.50%, 3/14/19, Callable 2/14/19 @ 100.00, MTN	252,220
2,994,000	JPMorgan Chase & Co., 3.88%, 9/10/24	2,989,030
759,000	JPMorgan Chase & Co., 2.95%, 10/1/26, Callable 7/01/26 @ 100.00	714,228
1,109,000	JPMorgan Chase & Co., 4.13%, 12/15/26	1,114,510
240,000	JPMorgan Chase & Co., 6.75%(US0003M+378bps), 12/31/99, Callable 2/01/24 @ 100.00^	261,840
1,278,000	Regions Bank, Series BKNT, 7.50%, 5/15/18	1,285,106
500,000	Regions Bank, 6.45%, 6/26/37	604,599
260,000	Regions Financial Corp., 3.20%, 2/8/21, Callable 1/08/21 @ 100.00	259,523

		14,697,867

Beverages (0.6%):
1,481,000	Anheuser-Busch InBev NV, 3.30%, 2/1/23, Callable 12/01/22 @ 100.00	1,482,088
1,402,000	Anheuser-Busch InBev NV, 4.70%, 2/1/36, Callable 8/01/35 @ 100.00	1,483,408
509,000	Anheuser-Busch InBev Worldwide, Inc., 4.75%, 4/15/58, Callable 10/15/57 @ 100.00	520,621

		3,486,117

Capital Markets (0.7%):
282,000	Affiliated Managers Group, Inc., 4.25%, 2/15/24	291,029
572,000	Affiliated Managers Group, Inc., 3.50%, 8/1/25	560,849
596,000	Goldman Sachs Group, Inc.(The), 2.88%(US0003M+82bps), 10/31/22, Callable 10/31/21 @ 100.00	583,443
230,000	IntercontinentalExchange, 2.75%, 12/1/20, Callable 11/01/20 @ 100.00	228,676
464,000	Lazard Group LLC, 4.25%, 11/14/20	476,909
227,000	Moody’s Corp., 4.88%, 2/15/24, Callable 11/15/23 @ 100.00	240,837
781,000	Morgan Stanley, 4.88%, 11/1/22	818,379
220,000	MSCI, Inc., 4.75%, 8/1/26, Callable 8/01/21 @ 102.38(a)	217,800
114,000	Tiaa Asset Management Finance LLC, 2.95%, 11/1/19(a)	113,756
165,000	Tiaa Asset Management Finance LLC, 4.13%, 11/1/24(a)	167,993

		3,699,671

Continued

AZL Pyramis® Total Bond Fund

Schedule of Portfolio Investments

March 31, 2018 (Unaudited)

Principal Amount		Fair Value
Corporate Bonds, continued
Chemicals (0.7%):
$550,000	CF Industries Holdings, Inc., 3.45%, 6/1/23^	$528,000
595,000	Chemours Co., 5.38%, 5/15/27, Callable 2/15/27 @ 100.00^	596,488
305,000	Olin Corp., 5.00%, 2/1/30, Callable 2/01/24 @ 102.50^	292,038
617,000	Platform Specialty Products, 6.50%, 2/1/22, Callable 5/07/18 @ 103.25(a)	627,025
370,000	Platform Specialty Products Corp., 5.88%, 12/1/25, Callable 12/01/20 @ 102.94^(a)	361,675
565,000	TPC Group, Inc., 8.75%, 12/15/20, Callable 5/07/18 @ 102.19(a)	567,656
140,000	Tronox Finance LLC, 7.50%, 3/15/22, Callable 4/08/18 @ 103.75^(a)	145,334
200,000	Valvoline, Inc., 4.38%, 8/15/25, Callable 8/15/20 @ 103.28	194,250
260,000	Venator Finance SARL/Venator Materials Corp., 5.75%, 7/15/25, Callable 7/15/20 @ 104.31^(a)	259,350
300,000	W R Grace & Co., 5.63%, 10/1/24(a)	309,000

		3,880,816

Commercial Services & Supplies (0.3%):
280,000	ADT Corp., 4.88%, 7/15/32(a)	242,200
140,000	Covanta Holding Corp., 5.88%, 3/1/24, Callable 3/01/19 @ 102.94^	137,200
1,156,000	Prime Securities Services Borrower/Finance, 9.25%, 5/15/23, Callable 5/15/19 @ 104.63(a)	1,252,734

		1,632,134

Construction & Engineering (0.1%):
195,000	AECOM, 5.88%, 10/15/24, Callable 7/15/24 @ 100.00^	204,019
300,000	AECOM, 5.13%, 3/15/27, Callable 12/15/26 @ 100.00	288,960
220,000	Brand Industrial Services, Inc., 8.50%, 7/15/25, Callable 7/15/20 @ 106.34(a)	229,075

		722,054

Consumer Finance (2.3%):
600,000	Ally Financial, Inc., 5.75%, 11/20/25, Callable 10/20/25 @ 100.00	618,180
478,000	Capital One Financial Corp., 2.45%, 4/24/19, Callable 3/24/19 @ 100.00	475,860
406,000	Capital One Financial Corp., 3.80%, 1/31/28, Callable 12/31/27 @ 100.00^	393,254
797,000	Capital One NA, Series BNKT, 2.95%, 7/23/21, Callable 6/23/21 @ 100.00^	785,221
250,000	Discover Bank, 7.00%, 4/15/20	267,152
644,000	Discover Bank, Series BKNT, 3.20%, 8/9/21, Callable 7/09/21 @ 100.00	635,972
1,000,000	Discover Financial Services, 5.20%, 4/27/22	1,048,617
457,000	Discover Financial Services, 4.10%, 2/9/27, Callable 11/09/26 @ 100.00^	453,327
896,000	Ford Motor Credit Co. LLC, 5.00%, 5/15/18	898,150

Principal Amount		Fair Value
Corporate Bonds, continued
Consumer Finance, continued
$796,000	Ford Motor Credit Co. LLC, 2.24%, 6/15/18^	$794,987
896,000	Ford Motor Credit Co. LLC, 2.88%, 10/1/18	896,735
1,493,000	Ford Motor Credit Co. LLC, 2.60%, 11/4/19^	1,480,808
500,000	General Motors Acceptance Corp., 8.00%, 11/1/31	610,000
572,000	General Motors Financial Co., 3.50%, 7/10/19	574,953
747,000	General Motors Financial Co., 4.20%, 3/1/21, Callable 2/01/21 @ 100.00	761,146
175,000	General Motors Financial Co., Inc., 3.25%, 5/15/18	175,045
240,000	Hyundai Capital America, 2.88%, 8/9/18(a)	239,995
564,000	Hyundai Capital America, 2.55%, 2/6/19(a)	562,444
447,000	Navient Corp., 8.00%, 3/25/20, MTN	474,938
206,000	Synchrony Financial, 3.00%, 8/15/19, Callable 7/15/19 @ 100.00	205,379
510,000	Synchrony Financial, 3.75%, 8/15/21, Callable 6/15/21 @ 100.00	514,265
314,000	Synchrony Financial, 4.25%, 8/15/24, Callable 5/15/24 @ 100.00	312,124

		13,178,552

Containers & Packaging (0.1%):
125,000	Crown Americas LLC, 4.75%, 2/1/26, Callable 2/01/21 @ 103.56(a)	120,938
100,000	Crown Americas LLC, 4.25%, 9/30/26, Callable 3/31/26 @ 100.00^	92,500
80,000	Crown Cork & Seal Co., Inc., 7.38%, 12/15/26	89,200
300,000	Reynolds Group Issuer, Inc., 5.13%, 7/15/23, Callable 7/15/19 @ 102.56(a)	302,910

		605,548

Diversified Consumer Services (0.5%):
1,230,000	APX Group, Inc., 8.75%, 12/1/20, Callable 5/07/18 @ 102.19^	1,236,150
655,000	APX Group, Inc., 7.63%, 9/1/23, Callable 9/01/19 @ 105.72^	682,019
170,000	Ascend Learning LLC, 6.88%, 8/1/25, Callable 8/01/20 @ 103.44(a)	174,675
690,000	Laureate Education, Inc., 8.25%, 5/1/25, Callable 5/01/20 @ 106.19^(a)	740,025

		2,832,869

Diversified Financial Services (0.2%):
500,000	Peachtree Funding Trust, 3.98%, 2/15/25(a)	503,935
190,000	USA Compression Partners LP, 6.88%, 4/1/26, Callable 4/01/21 @ 105.16^(a)	192,850
285,000	Voya Financial, Inc., 3.13%, 7/15/24, Callable 5/15/24 @ 100.00	274,317

		971,102

Continued

AZL Pyramis® Total Bond Fund

Schedule of Portfolio Investments

March 31, 2018 (Unaudited)

Principal Amount		Fair Value
Corporate Bonds, continued
Diversified Telecommunication Services (1.3%):
$481,000	AT&T, Inc., 2.45%, 6/30/20, Callable 5/30/20 @ 100.00	$475,478
917,000	AT&T, Inc., 3.60%, 2/17/23, Callable 12/17/22 @ 100.00^	922,476
385,000	Frontier Communications Corp., 7.05%, 10/1/46	192,500
495,000	Level 3 Financing, Inc., 5.38%, 1/15/24, Callable 1/15/19 @ 102.69	482,318
300,000	Level 3 Financing, Inc., 5.38%, 5/1/25, Callable 5/01/20 @ 102.69	291,000
300,000	Qwest Corp., 6.75%, 12/1/21^	321,626
200,000	Qwest Corp., 7.25%, 9/15/25	215,785
600,000	Radiate Holdco LLC/Radiate Finance, Inc., 6.63%, 2/15/25, Callable 2/15/20 @ 103.31^(a)	552,000
1,116,000	Verizon Communications, Inc., 5.50%, 3/16/47^	1,236,672
900,000	Verizon Communications, Inc., 5.01%, 4/15/49	926,489
889,000	Verizon Communications, Inc., 5.01%, 8/21/54	888,874
747,000	Zayo Group LLC/Zayo Capital, 6.38%, 5/15/25, Callable 5/15/20 @ 103.19	773,145

		7,278,363

Electric Utilities (0.6%):
164,000	Emera US Finance LP, 2.15%, 6/15/19	162,023
163,000	Emera US Finance LP, 2.70%, 6/15/21, Callable 5/15/21 @ 100.00^	159,297
260,000	Emera US Finance LP, 3.55%, 6/15/26, Callable 3/15/26 @ 100.00	248,299
455,000	FirstEnergy Solutions Co., 6.05%, 8/15/21	145,600
2,306,000	FirstEnergy, Inc., Series B, 4.25%, 3/15/23, Callable 12/15/22 @ 100.00	2,361,479
246,006	NSG Holdings LLC/NSG Holdings, Inc., 7.75%, 12/15/25(c)	269,992
175,000	NV Energy, Inc., 6.25%, 11/15/20	188,869
56,000	PG&E Corp., 2.40%, 3/1/19, Callable 2/01/19 @ 100.00	55,636

		3,591,195

Electronic Equipment, Instruments & Components (0.0%):
250,000	TTM Technologies, Inc., 5.63%, 10/1/25, Callable 10/01/20 @ 102.81(a)	248,750

Energy Equipment & Services (0.2%):
349,000	Halliburton Co., 3.80%, 11/15/25, Callable 8/15/25 @ 100.00	350,579
306,000	Halliburton Co., 4.85%, 11/15/35, Callable 5/15/35 @ 100.00	329,529
170,000	Nabors Industries, Inc., 5.50%, 1/15/23, Callable 11/15/22 @ 100.00^	166,194

		846,302

Equity Real Estate Investment Trusts (3.6%):
82,000	Alexandria Real Estate Equities, Inc., 2.75%, 1/15/20, Callable 12/15/19 @ 100.00	81,625

Principal Amount		Fair Value
Corporate Bonds, continued
Equity Real Estate Investment Trusts, continued
$152,000	American Campus Communities, Inc., 3.75%, 4/15/23, Callable 1/15/23 @ 100.00	$151,966
747,000	American Tower Corp., 2.80%, 6/1/20, Callable 5/01/20 @ 100.00	741,497
161,000	AvalonBay Communities, Inc., 3.63%, 10/1/20, Callable 7/01/20 @ 100.00	163,122
514,000	BPG Subsidiary, Inc., 3.88%, 8/15/22, Callable 6/15/22 @ 100.00	516,248
394,000	Brandywine Operating Partners LP, 4.10%, 10/1/24, Callable 7/01/24 @ 100.00	393,814
426,000	Brandywine Operating Partners LP, 4.55%, 10/1/29, Callable 7/01/29 @ 100.00	426,163
339,000	Brandywine Operating Partnership LP, 3.95%, 11/15/27, Callable 8/15/27 @ 100.00	328,841
489,000	Brandywine Realty Trust, 3.95%, 2/15/23, Callable 11/15/22 @ 100.00	493,354
788,000	Brixmor Operating Partners LP, 3.25%, 9/15/23, Callable 7/15/23 @ 100.00	760,867
134,000	Camden Property Trust, 2.95%, 12/15/22, Callable 9/15/22 @ 100.00	131,807
381,000	Corporate Office Properties Trust, 3.70%, 6/15/21, Callable 4/15/21 @ 100.00	380,528
414,000	Corporate Office Properties Trust, 5.00%, 7/1/25, Callable 4/01/25 @ 100.00	427,704
155,000	Corrections Corp. of America, 5.00%, 10/15/22, Callable 7/15/22 @ 100.00	156,938
1,114,000	DDR Corp., 4.63%, 7/15/22, Callable 4/15/22 @ 100.00	1,154,856
484,000	Digital Realty Trust LP, 3.95%, 7/1/22, Callable 5/01/22 @ 100.00	492,974
491,000	Digital Realty Trust LP, 4.75%, 10/1/25, Callable 7/01/25 @ 100.00	512,605
458,000	Digital Realty Trust, Inc., 3.40%, 10/1/20, Callable 9/01/20 @ 100.00^	460,750
256,000	Duke Realty LP, 3.88%, 10/15/22, Callable 7/15/22 @ 100.00	260,935
273,000	Duke Realty LP, 3.63%, 4/15/23, Callable 1/15/23 @ 100.00	274,773
146,000	Duke Realty LP, 3.75%, 12/1/24, Callable 9/01/24 @ 100.00	145,934
747,000	Equinix, Inc., 5.75%, 1/1/25, Callable 1/01/20 @ 102.88	776,880
70,000	Equity Commonwealth, 5.88%, 9/15/20, Callable 3/15/20 @ 100.00	72,804
500,000	Equity One, Inc., 3.75%, 11/15/22, Callable 8/15/22 @ 100.00	503,464
1,000,000	Government Properties Income Trust, 3.75%, 8/15/19, Callable 7/15/19 @ 100.00	1,004,099
500,000	Health Care REIT, Inc., 4.13%, 4/1/19, Callable 1/01/19 @ 100.00	505,948
135,000	Lexington Realty Trust, 4.40%, 6/15/24, Callable 3/15/24 @ 100.00	134,065

Continued

AZL Pyramis® Total Bond Fund

Schedule of Portfolio Investments

March 31, 2018 (Unaudited)

Principal Amount		Fair Value
Corporate Bonds, continued
Equity Real Estate Investment Trusts, continued
$500,000	Mack-Cali Realty LP, 4.50%, 4/18/22, Callable 1/18/22 @ 100.00	$485,464
401,000	Mack-Cali Realty LP, 3.15%, 5/15/23, Callable 2/15/23 @ 100.00	362,647
300,000	MPT Operating Partnership LP/MPT Finance Corp., 5.25%, 8/1/26, Callable 8/01/21 @ 102.63	298,875
820,000	OMEGA Healthcare Investors, Inc., 4.38%, 8/1/23, Callable 6/01/23 @ 100.00	819,636
126,000	OMEGA Healthcare Investors, Inc., 4.95%, 4/1/24, Callable 1/01/24 @ 100.00^	128,604
281,000	OMEGA Healthcare Investors, Inc., 4.50%, 1/15/25, Callable 10/15/24 @ 100.00^	274,741
785,000	OMEGA Healthcare Investors, Inc., 5.25%, 1/15/26, Callable 10/15/25 @ 100.00	796,984
2,431,000	OMEGA Healthcare Investors, Inc., 4.50%, 4/1/27, Callable 1/01/27 @ 100.00^	2,339,823
748,000	OMEGA Healthcare Investors, Inc., 4.75%, 1/15/28, Callable 10/15/27 @ 100.00^	725,871
70,000	Post Apartment Homes LP, 3.38%, 12/1/22, Callable 9/01/22 @ 100.00	69,838
68,000	Retail Opportunity Investments Corp., 5.00%, 12/15/23, Callable 9/15/23 @ 100.00	69,237
104,000	Retail Opportunity Investments Corp., 4.00%, 12/15/24, Callable 9/15/24 @ 100.00	100,093
900,000	Sabra Health/Capital Corp., 5.50%, 2/1/21, Callable 5/07/18 @ 102.75	917,730
161,000	Tanger Properties LP, 3.88%, 12/1/23, Callable 9/01/23 @ 100.00	159,996
411,000	Tanger Properties LP, 3.75%, 12/1/24, Callable 9/01/24 @ 100.00	403,416
342,000	Tanger Properties LP, 3.13%, 9/1/26, Callable 6/01/26 @ 100.00	313,614
118,000	Ventas Realty LP, 3.13%, 6/15/23, Callable 3/15/23 @ 100.00	115,594
199,000	Ventas Realty LP, 4.00%, 3/1/28, Callable 12/01/27 @ 100.00^	195,922
67,000	Weingarten Realty Investors, 3.38%, 10/15/22, Callable 7/15/22 @ 100.00	66,723
814,000	WP Carey, Inc., 4.00%, 2/1/25, Callable 11/01/24 @ 100.00	797,558

		20,896,927

Food & Staples Retailing (0.8%):
400,000	CVS Health Corp., 3.70%, 3/9/23, Callable 2/09/23 @ 100.00	402,172
1,017,000	CVS Health Corp., 4.10%, 3/25/25, Callable 1/25/25 @ 100.00	1,024,170
1,181,000	CVS Health Corp., 4.30%, 3/25/28, Callable 12/25/27 @ 100.00	1,186,032
526,000	CVS Health Corp., 4.78%, 3/25/38, Callable 9/25/37 @ 100.00	533,117
773,000	CVS Health Corp., 5.05%, 3/25/48, Callable 9/25/47 @ 100.00	813,031

Principal Amount		Fair Value
Corporate Bonds, continued
Food & Staples Retailing, continued
$100,000	US Foods, Inc., 5.88%, 6/15/24, Callable 6/15/19 @ 102.94(a)	$102,250
405,000	Walgreens Boots Alliance, Inc., 3.30%, 11/18/21, Callable 9/18/21 @ 100.00^	403,225

		4,463,997

Food Products (0.1%):
195,000	JBS USA Finance, Inc., 5.75%, 6/15/25, Callable 6/15/20 @ 102.88(a)	181,838
205,000	Lamb Weston HLD, 4.88%, 11/1/26, Callable 11/01/21 @ 102.44(a)	203,206
300,000	Post Holding, Inc., 5.00%, 8/15/26, Callable 8/15/21 @ 102.50(a)	285,000

		670,044

Health Care Equipment & Supplies (0.1%):
285,000	Hologic, Inc., 4.38%, 10/15/25, Callable 10/15/20 @ 102.19(a)	275,025
275,000	Ortho-Clinical Diagnostics, Inc., 6.63%, 5/15/22, Callable 5/07/18 @ 103.31(a)	268,125
190,000	Teleflex, Inc., 4.88%, 6/1/26, Callable 6/01/21 @ 102.44	188,100

		731,250

Health Care Providers & Services (1.2%):
390,000	Community Health Systems, Inc., 5.13%, 8/1/21, Callable 5/07/18 @ 102.56^	362,700
180,000	Community Health Systems, Inc., 6.25%, 3/31/23, Callable 3/31/20 @ 103.13	165,825
530,000	HCA, Inc., 3.75%, 3/15/19	532,014
2,837,000	HCA, Inc., 6.50%, 2/15/20	2,975,303
37,000	HCA, Inc., 5.88%, 3/15/22	38,989
30,000	HCA, Inc., 4.75%, 5/1/23	30,338
500,000	HCA, Inc., 5.38%, 2/1/25	501,250
480,000	HCA, Inc., 5.25%, 4/15/25	490,656
300,000	Tenet Healthcare Corp., 4.50%, 4/1/21	297,375
637,000	Tenet Healthcare Corp., 8.13%, 4/1/22	664,073
200,000	Vizient, Inc., 10.38%, 3/1/24, Callable 3/01/19 @ 107.78(a)	221,500
300,000	WellCare Health Plans, 5.25%, 4/1/25, Callable 4/01/20 @ 103.94	301,125

		6,581,148

Health Care Technology (0.1%):
300,000	IMS Health, Inc., 5.00%, 10/15/26, Callable 10/15/21 @ 102.50(a)	298,908

Hotels, Restaurants & Leisure (0.5%):
300,000	Aramark Services, Inc., 5.00%, 4/1/25, Callable 4/01/20 @ 103.75^(a)	302,340
325,000	Caesars Resort Collection LLC, 5.25%, 10/15/25, Callable 10/15/20 @ 102.63^(a)	311,571
155,000	Hilton Worldwide Finance LLC, 4.63%, 4/1/25, Callable 4/01/20 @ 102.31	154,806
128,000	McDonald’s Corp., 2.75%, 12/9/20, Callable 11/09/20 @ 100.00	127,367

Continued

AZL Pyramis® Total Bond Fund

Schedule of Portfolio Investments

March 31, 2018 (Unaudited)

Principal Amount		Fair Value
Corporate Bonds, continued
Hotels, Restaurants & Leisure, continued
$595,000	MGM Growth Properties LLC, 4.50%, 9/1/26, Callable 6/01/26 @ 100.00	$568,224
150,000	Penn National Gaming, Inc., 5.63%, 1/15/27, Callable 1/15/22 @ 102.81(a)	144,608
820,000	Scientific Games International, Inc., 10.00%, 12/1/22, Callable 12/01/18 @ 105.00	883,037
85,000	Scientific Games International, Inc., 5.00%, 10/15/25, Callable 10/15/20 @ 103.75(a)	82,663
145,000	Station Casinos LLC, 5.00%, 10/1/25, Callable 10/01/20 @ 102.50(a)	137,750
170,000	Wyndham Hotels & Resorts, Inc., 5.38%, 4/15/26, Callable 4/15/21 @ 102.69(a)	171,700
155,000	Wynn Las Vegas LLC, 5.50%, 3/1/25, Callable 12/01/24 @ 100.00(a)	155,775

		3,039,841

Household Products (0.1%):
300,000	Energizer Holdings, Inc., 5.50%, 6/15/25, Callable 6/15/20 @ 102.75(a)	302,250

Independent Power & Renewable Electricity Producers (0.5%):
95,000	AES Corp., 4.00%, 3/15/21^	95,356
95,000	AES Corp., 4.50%, 3/15/23, Callable 3/15/20 @ 102.25^	96,729
200,000	Calpine Corp., 5.38%, 1/15/23, Callable 10/15/18 @ 102.69	191,460
995,000	Dynegy, Inc., 8.00%, 1/15/25, Callable 1/15/20 @ 104.00^(a)	1,082,063
763,000	IPALCO Enterprises, Inc., 3.45%, 7/15/20, Callable 6/15/20 @ 100.00^	763,076
211,000	IPALCO Enterprises, Inc., 3.70%, 9/1/24, Callable 7/01/24 @ 100.00	206,586
175,000	NextEra Energy Operating Partners LP, 4.25%, 9/15/24, Callable 7/15/24 @ 100.00^(a)	169,750
391,000	NRG Energy, 6.25%, 5/1/24, Callable 5/01/19 @ 103.13^	402,730

		3,007,750

Industrial Conglomerates (0.1%):
300,000	Icahn Enterprises LP, 6.00%, 8/1/20, Callable 5/07/18 @ 103.00	306,000
495,000	Icahn Enterprises LP, 5.88%, 2/1/22, Callable 5/07/18 @ 102.94	496,238

		802,238

Insurance (1.0%):
326,000	American International Group, Inc., 3.30%, 3/1/21, Callable 2/01/21 @ 100.00	326,337
1,208,000	American International Group, Inc., 3.75%, 7/10/25, Callable 4/10/25 @ 100.00	1,189,499
180,000	Liberty Mutual Group, Inc., 4.25%, 6/15/23(a)	183,710
651,000	Pacific Lifecorp, 5.13%, 1/30/43(a)	698,442

Principal Amount		Fair Value
Corporate Bonds, continued
Insurance, continued
$497,000	Teachers Insurance & Annuity Association of America, 4.90%, 9/15/44(a)	$547,769
463,000	Unum Group, 3.88%, 11/5/25	459,414
1,556,000	Unum Group, 5.75%, 8/15/42	1,812,986
195,000	Usis Merger Sub, Inc., 6.88%, 5/1/25, Callable 5/01/20 @ 103.44(a)	195,000

		5,413,157

Internet Software & Services (0.0%):
155,000	Inception Merger Sub, Inc./Rackspace Hosting, Inc., 8.63%, 11/15/24, Callable 11/15/19 @ 106.47^(a)	153,063

IT Services (0.0%):
135,000	Conduent Finance, Inc., 10.50%, 12/15/24, Callable 12/15/20 @ 105.25^(a)	158,456

Life Sciences Tools & Services (0.1%):
175,000	Catalent Pharma Solutions, Inc., 4.88%, 1/15/26, Callable 10/15/20 @ 102.44(a)	170,625
50,000	Charles River Laboratories International, Inc., 5.50%, 4/1/26, Callable 4/01/21 @ 104.13(a)	50,688
99,000	Thermo Fisher Scientific, Inc., 2.40%, 2/1/19	98,649

		319,962

Media (2.4%):
390,000	21st Century Fox America, 7.75%, 12/1/45	586,316
747,000	Altice US Finance I Corp., 5.38%, 7/15/23, Callable 7/15/18 @ 104.03^(a)	756,711
175,000	AMC Entertainment, Inc., 5.75%, 6/15/25, Callable 6/15/20 @ 102.88^	172,375
747,000	CCO Holdings LLC, 5.88%, 4/1/24, Callable 4/01/19 @ 104.41(a)	760,073
700,000	CCO Holdings LLC, 5.88%, 5/1/27, Callable 5/01/21 @ 102.94(a)	700,000
300,000	CSC Holdings LLC, 5.50%, 4/15/27, Callable 4/15/22 @ 102.75(a)	287,250
300,000	Dish DBS Corp., 5.88%, 7/15/22^	286,875
300,000	Dish DBS Corp., 5.00%, 3/15/23^	269,625
650,000	MHGE Parent LLC/Finance, 8.50%, 8/1/19, Callable 5/07/18 @ 100.00^(a)	642,688
500,000	Neptune Finco Corp., 6.63%, 10/15/25, Callable 10/15/20 @ 103.31(a)	516,250
300,000	Sirius XM Radio, Inc., 4.63%, 5/15/23, Callable 5/15/18 @ 102.31^(a)	295,215
1,092,000	Sirius XM Radio, Inc., 5.38%, 4/15/25, Callable 4/15/20 @ 102.69(a)	1,083,810
195,000	Sirius XM Radio, Inc., 5.38%, 7/15/26, Callable 7/15/21 @ 102.69(a)	192,563
1,069,000	Time Warner Cable, Inc., 8.25%, 4/1/19	1,121,857

Continued

AZL Pyramis® Total Bond Fund

Schedule of Portfolio Investments

March 31, 2018 (Unaudited)

Principal Amount		Fair Value
Corporate Bonds, continued
Media, continued
$1,493,000	Time Warner Cable, Inc., 4.13%, 2/15/21, Callable 11/15/20 @ 100.00	$1,509,163
930,000	Time Warner Cable, Inc., 4.00%, 9/1/21, Callable 6/01/21 @ 100.00	933,712
231,000	Time Warner Cable, Inc., 6.55%, 5/1/37	259,714
418,000	Time Warner Cable, Inc., 7.30%, 7/1/38	501,139
2,240,000	Time Warner Cable, Inc., 6.75%, 6/15/39	2,550,133
103,000	Time Warner Cable, Inc., 5.50%, 9/1/41, Callable 3/01/41 @ 100.00	102,334

		13,527,803

Metals & Mining (0.1%):
600,000	Freeport-McMoRan, Inc., 3.55%, 3/1/22, Callable 12/01/21 @ 100.00^	580,500

Mortgage Real Estate Investment Trusts (0.0%):
65,000	Starwood Property Trust, Inc., 4.75%, 3/15/25, Callable 9/15/24 @ 100.00(a)	63,375

Multi-Utilities (0.4%):
1,371,000	Dominion Resources, Inc., Series 06-B, 4.60%(US0003M+230bps), 9/30/66, Callable 4/26/18 @ 100.00	1,319,587
49,000	Puget Energy, Inc., 6.00%, 9/1/21	53,155
506,000	Sempra Energy, 6.00%, 10/15/39	619,154

		1,991,896

Oil, Gas & Consumable Fuels (3.1%):
222,000	Anadarko Petroleum Corp., 4.85%, 3/15/21, Callable 2/15/21 @ 100.00^	230,711
460,000	Anadarko Petroleum Corp., 5.55%, 3/15/26, Callable 12/15/25 @ 100.00	502,158
722,000	Anadarko Petroleum Corp., Series B, 7.50%, 5/1/31	922,399
122,000	Anadarko Petroleum Corp., 6.45%, 9/15/36	146,274
612,000	Anadarko Petroleum Corp., 6.60%, 3/15/46, Callable 9/15/45 @ 100.00^	769,464
400,000	Antero Resources Corp., 5.13%, 12/1/22, Callable 5/07/18 @ 103.84	403,000
480,000	Cheniere Corpus Christi Holdings LLC, 7.00%, 6/30/24, Callable 1/01/24 @ 100.00	531,000
335,000	Cheniere Energy Partners, 5.25%, 10/1/25, Callable 10/01/20 @ 102.63(a)	330,394
714,000	Chesapeake Energy Corp., 8.00%, 12/15/22, Callable 12/15/18 @ 104.00^(a)	755,948
390,000	Chesapeake Energy Corp., 8.00%, 1/15/25, Callable 1/15/20 @ 106.00^(a)	377,325
630,000	Citgo Petroleum Corp., 6.25%, 8/15/22, Callable 5/07/18 @ 104.69(a)	624,488
131,000	Columbia Pipeline Group, 2.45%, 6/1/18	130,916
434,000	Columbia Pipeline Group, 3.30%, 6/1/20, Callable 5/01/20 @ 100.00	433,096

Principal Amount		Fair Value
Corporate Bonds, continued
Oil, Gas & Consumable Fuels, continued
$197,000	Columbia Pipeline Group, 4.50%, 6/1/25, Callable 3/01/25 @ 100.00	$198,831
195,000	Crestwood Midstream Partners LP, 6.25%, 4/1/23, Callable 5/07/18 @ 104.69	196,463
150,000	Crestwood Midstream Partners LP, 5.75%, 4/1/25, Callable 4/01/20 @ 104.31	148,688
150,000	CVR Refining LLC/Coffeyville Finance, Inc., 6.50%, 11/1/22, Callable 5/07/18 @ 103.25	153,000
163,000	DCP Midstream Operating LLC, 3.88%, 3/15/23, Callable 12/15/22 @ 100.00^	157,295
410,000	DCP Midstream Operating LLC, 8.13%, 8/16/30	498,150
185,000	DCP Midstream Operating LLC, 5.60%, 4/1/44, Callable 10/01/43 @ 100.00	187,081
190,000	Denbury Resources, Inc., 4.63%, 7/15/23, Callable 5/07/18 @ 102.31^	140,125
175,000	Enable Midstream Partners LP, 2.40%, 5/15/19, Callable 4/15/19 @ 100.00	173,143
124,000	Enable Midstream Partners LP, 3.90%, 5/15/24, Callable 2/15/24 @ 100.00	120,973
250,000	Everest Acquisition Finance, Inc., 8.00%, 11/29/24, Callable 11/30/19 @ 106.00(a)	251,250
300,000	Global Partners LP, 6.25%, 7/15/22, Callable 5/07/18 @ 104.69	298,500
335,000	Hess Infrastructure Partners LP/Finance Corp., 5.63%, 2/15/26, Callable 2/15/21 @ 104.22(a)	329,138
310,000	Hilcorp Energy LP, 5.00%, 12/1/24, Callable 6/01/19 @ 102.50^(a)	305,350
80,000	Indigo Natural Resources LLC, 6.88%, 2/15/26, Callable 2/15/21 @ 103.44(a)	75,400
240,000	Jonah Energy LLC/Jonah Energy Finance Corp., 7.25%, 10/15/25, Callable 10/15/20 @ 105.44^(a)	216,000
49,000	Kinder Morgan (Delaware), Inc., 3.05%, 12/1/19, Callable 11/01/19 @ 100.00	48,873
167,000	Kinder Morgan (Delaware), Inc., 5.05%, 2/15/46, Callable 8/15/45 @ 100.00	163,413
63,000	Kinder Morgan Energy Partners LP, 6.55%, 9/15/40	72,294
712,000	Kinder Morgan Energy Partners LP, 5.50%, 3/1/44, Callable 9/01/43 @ 100.00	726,228
1,163,000	Midstates Petroleum Co., Inc., 10.75%, 10/1/20(d)(e)	—
182,000	MPLX LP, 4.88%, 12/1/24, Callable 9/01/24 @ 100.00	190,839
300,000	PBF Holding Co. LLC/PBF Finance Corp., 7.00%, 11/15/23, Callable 11/15/18 @ 105.25^	310,500

Continued

AZL Pyramis® Total Bond Fund

Schedule of Portfolio Investments

March 31, 2018 (Unaudited)

Principal Amount		Fair Value
Corporate Bonds, continued
Oil, Gas & Consumable Fuels, continued
$57,000	Phillips 66 Partners LP, 2.65%, 2/15/20, Callable 1/15/20 @ 100.00	$56,457
300,000	Range Resources Corp., 5.00%, 8/15/22, Callable 5/15/22 @ 100.00	290,250
300,000	Rose Rock Midstream LP, 5.63%, 7/15/22, Callable 4/23/18 @ 104.22^	291,000
346,000	Southeast Supply Header LLC, 4.25%, 6/15/24, Callable 3/15/24 @ 100.00(a)	351,592
348,000	Southwestern Energy Co., 6.70%, 1/23/25, Callable 10/23/24 @ 100.00^	337,734
65,000	Southwestern Energy Co., 7.50%, 4/1/26, Callable 4/01/21 @ 105.63^	65,650
300,000	Summit Midstream Holdings LLC, 5.75%, 4/15/25, Callable 4/15/20 @ 104.31	285,750
125,000	Sunoco Finance Corp., 4.88%, 1/15/23, Callable 1/15/20 @ 102.44(a)	120,469
115,000	Sunoco Finance Corp., 5.50%, 2/15/26, Callable 2/15/21 @ 102.75(a)	110,975
120,000	Sunoco Finance Corp., 5.88%, 3/15/28, Callable 3/15/23 @ 102.94^(a)	115,950
848,000	Sunoco Logistics Partners Operations LP, 5.40%, 10/1/47, Callable 4/01/47 @ 100.00	807,860
195,000	Targa Resources Partners LP, 5.13%, 2/1/25, Callable 2/01/20 @ 103.84	194,025
195,000	Targa Resources Partners LP, 5.38%, 2/1/27, Callable 2/01/22 @ 102.69^	194,269
574,000	Western Gas Partners LP, 5.38%, 6/1/21, Callable 3/01/21 @ 100.00	598,856
154,000	Western Gas Partners LP, 4.65%, 7/1/26, Callable 4/01/26 @ 100.00	155,906
900,000	Western Gas Partners LP, 4.50%, 3/1/28, Callable 12/01/27 @ 100.00^	901,832
222,000	Williams Partners LP, 4.00%, 11/15/21, Callable 8/15/21 @ 100.00	224,583
357,000	Williams Partners LP, 3.60%, 3/15/22, Callable 1/15/22 @ 100.00	355,384
242,000	Williams Partners LP, 4.50%, 11/15/23, Callable 8/15/23 @ 100.00	248,637
426,000	Williams Partners LP, 4.30%, 3/4/24, Callable 12/04/23 @ 100.00	431,820

		17,257,706

Pharmaceuticals (0.0%):
165,000	Valeant Pharmaceuticals International, 9.25%, 4/1/26, Callable 4/01/22 @ 104.63^(a)	164,373

Professional Services (0.1%):
300,000	Tempo Finance, Corp., 6.75%, 6/1/25, Callable 6/01/20 @ 103.38(a)	299,625

Principal Amount		Fair Value
Corporate Bonds, continued
Real Estate Management & Development (0.1%):
$300,000	Howard Hughes Corp. (The), 5.38%, 3/15/25, Callable 3/15/20 @ 104.03^(a)	$296,250

Semiconductors & Semiconductor Equipment (0.1%):
200,000	Entegris, Inc., 4.63%, 2/10/26, Callable 11/10/20 @ 103.47(a)	195,022
215,000	Qorvo, Inc., 7.00%, 12/1/25, Callable 12/01/20 @ 103.50^	233,453

		428,475

Software (0.3%):
800,000	Solera LLC, 10.50%, 3/1/24, Callable 3/01/19 @ 107.88(a)	890,000
391,000	Sophia LP/Finance, Inc., 9.00%, 9/30/23, Callable 9/30/18 @ 104.50(a)	410,550
190,000	Symantec Corp., 5.00%, 4/15/25, Callable 4/15/20 @ 102.50(a)	191,625

		1,492,175

Thrifts & Mortgage Finance (0.0%):
160,000	Quicken Loans, Inc., 5.25%, 1/15/28, Callable 1/15/23 @ 102.63(a)	149,600

Tobacco (0.6%):
317,000	Altria Group, Inc., 4.00%, 1/31/24	323,944
140,000	Reynolds American, Inc., 3.25%, 6/12/20	140,013
478,000	Reynolds American, Inc., 4.00%, 6/12/22	486,273
346,000	Reynolds American, Inc., 4.45%, 6/12/25, Callable 3/12/25 @ 100.00	355,920
179,000	Reynolds American, Inc., 5.70%, 8/15/35, Callable 2/15/35 @ 100.00	203,658
600,000	Reynolds American, Inc., 7.25%, 6/15/37	788,622
1,000,000	Vector Group, Ltd., 6.13%, 2/1/25, Callable 2/01/20 @ 103.06(a)	1,000,001

		3,298,431

Trading Companies & Distributors (0.5%):
200,000	Aercap Global Aviation Trust, 6.50%(US0003M+430bps), 6/15/45, Callable 6/15/25 @ 100.00(a)	215,750
442,000	Air Lease Corp., 2.63%, 9/4/18	441,511
499,000	Air Lease Corp., 4.75%, 3/1/20	513,023
297,000	Air Lease Corp., 3.88%, 4/1/21, Callable 3/01/21 @ 100.00	301,462
348,000	Air Lease Corp., 3.38%, 6/1/21, Callable 5/01/21 @ 100.00^	348,554
703,000	Air Lease Corp., 3.75%, 2/1/22, Callable 12/01/21 @ 100.00	709,262
82,000	Air Lease Corp., 3.00%, 9/15/23, Callable 7/15/23 @ 100.00	78,567

		2,608,129

Wireless Telecommunication Services (0.4%):
300,000	Sprint Communications, Inc., 7.25%, 9/15/21	310,125
300,000	Sprint Communications, Inc., 7.88%, 9/15/23	306,000
420,000	Sprint Communications, Inc., 7.13%, 6/15/24	409,500
300,000	Sprint Communications, Inc., 6.88%, 11/15/28	279,750

Continued

AZL Pyramis® Total Bond Fund

Schedule of Portfolio Investments

March 31, 2018 (Unaudited)

Principal Amount		Fair Value
Corporate Bonds, continued
Wireless Telecommunication Services, continued
$ 600,000	T-Mobile USA, Inc., 5.13%, 4/15/25, Callable 4/15/20 @ 102.56^	$603,000
295,000	T-Mobile USA, Inc., 4.50%, 2/1/26, Callable 2/01/21 @ 102.25	283,200

		2,191,575

Total Corporate Bonds (Cost $150,791,844)		150,123,600

Yankee Dollars (10.9%):
Aerospace & Defense (0.0%):
215,000	Bombardier, Inc., 6.00%, 10/15/22, Callable 5/07/18 @ 103.00(a)	213,119

Banks (1.8%):
642,000	Barclays Bank plc, 3.25%, 1/12/21	637,379
300,000	Barclays Bank plc, 7.63%, 11/21/22	329,205
874,000	Barclays Bank plc, 4.38%, 1/12/26	874,906
205,000	HSBC Holdings plc, 4.25%, 3/14/24	206,081
980,000	Intesa Sanpaolo SpA, 5.71%, 1/15/26(a)	983,495
791,000	Rabobank Nederland NY, 4.38%, 8/4/25	798,949
200,000	RBS Citizens Financial Group, Inc., 4.15%, 9/28/22(a)	202,300
3,808,000	Royal Bank of Scotland Group plc, 6.13%, 12/15/22	4,033,863
675,000	Royal Bank of Scotland Group plc, 6.10%, 6/10/23^	716,601
682,000	Royal Bank of Scotland Group plc, 6.00%, 12/19/23	726,522

		9,509,301

Beverages (0.0%):
125,000	Cott Corp., 5.50%, 4/1/25, Callable 4/01/20 @ 104.13(a)	123,438

Capital Markets (1.2%):
720,000	Credit Suisse Group Fun, Ltd., 2.75%, 3/26/20	713,061
1,000,000	Credit Suisse Group Fun, Ltd., 3.80%, 9/15/22	1,006,989
1,175,000	Credit Suisse Group Fun, Ltd., 3.80%, 6/9/23	1,177,226
720,000	Credit Suisse Group Fun, Ltd., 3.75%, 3/26/25	703,191
1,462,000	Deutsche Bank AG, 4.50%, 4/1/25	1,415,759
1,284,000	Deutsche Bank NY, 3.30%, 11/16/22	1,248,122
733,000	UBS Group AG, 4.13%, 9/24/25(a)	737,070

		7,001,418

Chemicals (0.2%):
575,000	Consolidated Energy Finance SA, 6.88%, 6/15/25, Callable 6/15/20 @ 105.16(a)	602,313
500,000	Nova Chemicals Corp., 4.88%, 6/1/24, Callable 3/03/24 @ 100.00(a)	478,750

		1,081,063

Containers & Packaging (0.1%):
495,000	Ardagh Packaging Finance plc/Ardagh Holdings USA, Inc., 7.25%, 5/15/24, Callable 5/15/19 @ 105.44(a)	526,556

Principal Amount		Fair Value
Yankee Dollars, continued
Containers & Packaging, continued
$ 105,000	Ardagh Packaging Finance plc/Ardagh Holdings USA, Inc., 6.00%, 2/15/25, Callable 2/15/20 @ 104.50(a)	$105,525

		632,081

Diversified Financial Services (0.0%):
180,000	Camelot Finance SA, 7.88%, 10/15/24, Callable 10/15/19 @ 103.94(a)	187,875

Diversified Telecommunication Services (0.4%):
300,000	Intelsat Jackson Holdings SA, 9.50%, 9/30/22(a)	342,000
995,000	Intelsat Jackson Holdings SA, 8.00%, 2/15/24, Callable 2/15/19 @ 104.00^(a)	1,045,994
300,000	Sable International Finance, Ltd., 6.88%, 8/1/22, Callable 8/01/18 @ 105.16(a)	313,500
300,000	SFR Group SA, 7.38%, 5/1/26, Callable 5/01/21 @ 103.69(a)	285,750
200,000	Telecom Italia SpA, 5.30%, 5/30/24(a)	203,500

		2,190,744

Electrical Equipment (0.1%):
300,000	Sensata Technologies BV, 4.88%, 10/15/23(a)	300,465

Energy Equipment & Services (0.0%):
305,000	Ensco plc, 4.50%, 10/1/24, Callable 7/01/24 @ 100.00^	242,475
169,000	Noble Holding International, Ltd., 7.75%, 1/15/24, Callable 10/15/23 @ 100.00^	156,748
180,000	Precision Drilling Corp., 7.75%, 12/15/23, Callable 12/15/19 @ 103.88^	186,975
330,000	Weatherford International, Ltd., 6.50%, 8/1/36	234,300

		820,498

Gas Utilities (0.1%):
340,000	LBC Tank Terminals Holding Netherlands BV, 6.88%, 5/15/23, Callable 5/15/18 @ 103.44(c)	349,350

Hotels, Restaurants & Leisure (0.1%):
175,000	1011778 BC ULC New Red Finance, Inc., 4.25%, 5/15/24, Callable 5/15/20 @ 102.13^(a)	167,388
300,000	Studio City Co., Ltd., 7.25%, 11/30/21, Callable 11/30/18 @ 103.63(a)	312,375

		479,763

Insurance (0.0%):
200,000	AIA Group, Ltd., 2.25%, 3/11/19(a)	198,524

Machinery (0.0%):
107,000	Ingersoll-Rand Lux Financial Holding, 2.63%, 5/1/20, Callable 4/01/20 @ 100.00	106,129

Media (0.3%):
600,000	Altice Financing SA, 7.50%, 5/15/26, Callable 5/15/21 @ 103.75^(a)	588,000
300,000	Altice Finco SA, 8.13%, 1/15/24, Callable 12/15/18 @ 104.06^(a)	309,000

Continued

AZL Pyramis® Total Bond Fund

Schedule of Portfolio Investments

March 31, 2018 (Unaudited)

Principal Amount		Fair Value
Yankee Dollars, continued
Media, continued
$495,000	MDC Partners, Inc., 6.50%, 5/1/24, Callable 5/01/19 @ 104.88^(a)	$481,388

		1,378,388

Metals & Mining (0.3%):
400,000	BHP Billiton Finance USA, Ltd., 6.25%(USSW5+497bps), 10/19/75, Callable 10/19/20 @ 100.00(a)	421,000
681,000	BHP Billiton Finance USA, Ltd., 6.75%(USSW5+509bps), 10/19/75, Callable 10/20/25 @ 100.00(a)	764,423
200,000	Corp. Nacional del Cobre de Chile, 3.63%, 8/1/27, Callable 5/01/27 @ 100.00(a)	194,258
200,000	Corp. Nacional del Cobre de Chile, 4.50%, 8/1/47, Callable 2/01/47 @ 100.00(a)	201,726
300,000	First Quantum Minerals, Ltd., 7.25%, 5/15/22, Callable 5/07/18 @ 105.44(a)	300,000
200,000	First Quantum Minerals, Ltd., 6.50%, 3/1/24, Callable 9/01/20 @ 103.25(a)	189,750
145,000	First Quantum Minerals, Ltd., 7.50%, 4/1/25, Callable 4/01/20 @ 105.63(a)	142,825

		2,213,982

Multi-Utilities (0.0%):
215,000	Intergen NV, 7.00%, 6/30/23, Callable 6/30/18 @ 103.50^(a)	215,000

Oil, Gas & Consumable Fuels (3.1%):
309,000	Canadian Natural Resources, Ltd., 5.85%, 2/1/35	352,140
558,000	Cenovus Energy, Inc., 4.25%, 4/15/27, Callable 1/15/27 @ 100.00^	543,906
330,000	Empresa Nacional del Pet, 4.38%, 10/30/24(a)	336,411
218,000	Enbridge, Inc., 4.25%, 12/1/26, Callable 9/01/26 @ 100.00	218,085
252,000	Enbridge, Inc., 5.50%, 12/1/46, Callable 5/29/46 @ 100.00	280,973
244,000	Navios Maritime Holdings/Finance, 7.38%, 1/15/22, Callable 5/07/18 @ 103.69(a)	192,455
349,000	Petrobras Global Finance Co., 4.38%, 5/20/23	342,474
1,229,000	Petrobras Global Finance Co., 5.63%, 5/20/43^	1,072,302
2,677,000	Petrobras Global Finance Co., 7.25%, 3/17/44^	2,730,539
1,910,000	Petrobras International Finance Co., 5.38%, 1/27/21	1,995,950
144,000	Petroleos Mexicanos, 6.00%, 3/5/20	150,048
1,471,000	Petroleos Mexicanos, 4.88%, 1/18/24^	1,492,329
1,036,000	Petroleos Mexicanos, 4.50%, 1/23/26^	1,004,402
480,000	Petroleos Mexicanos, 6.50%, 3/13/27	512,640
1,220,000	Petroleos Mexicanos, 6.50%, 3/13/27	1,302,959
1,039,000	Petroleos Mexicanos, 6.50%, 6/2/41	1,031,208

Principal Amount		Fair Value
Yankee Dollars, continued
Oil, Gas & Consumable Fuels, continued
$841,000	Petroleos Mexicanos, 5.50%, 6/27/44	$748,911
1,005,000	Petroleos Mexicanos, 5.63%, 1/23/46	896,239
1,677,000	Petroleos Mexicanos, 6.75%, 9/21/47	1,696,922
510,000	Petroleos Mexicanos, 6.75%, 9/21/47	516,059
222,000	Teine Energy, Ltd., 6.88%, 9/30/22, Callable 5/07/18 @ 105.16(a)	226,440

		17,643,392

Pharmaceuticals (1.3%):
865,000	Actavis Funding SCS, 2.45%, 6/15/19	858,407
624,000	Actavis Funding SCS, 3.45%, 3/15/22, Callable 1/15/22 @ 100.00	618,665
336,000	Mylan NV, 2.50%, 6/7/19	333,389
685,000	Mylan NV, 3.15%, 6/15/21, Callable 5/15/21 @ 100.00	675,445
337,000	Mylan NV, 3.95%, 6/15/26, Callable 3/15/26 @ 100.00^	326,863
400,000	Perrigo Finance plc, 3.90%, 12/15/24, Callable 9/15/24 @ 100.00	397,452
200,000	Teva Pharmaceutical Finance Netherlands III BV, 6.00%, 4/15/24(a)	194,236
484,000	Teva Pharmaceuticals Industries, Ltd., 2.20%, 7/21/21	435,843
346,000	Teva Pharmaceuticals Industries, Ltd., 2.80%, 7/21/23^	293,160
752,000	Teva Pharmaceuticals Industries, Ltd., 3.15%, 10/1/26^	603,678
185,000	Valeant Pharmaceuticals, 5.50%, 3/1/23, Callable 5/07/18 @ 102.75(a)	161,875
305,000	Valeant Pharmaceuticals International, Inc., 6.50%, 3/15/22, Callable 3/15/19 @ 103.25(a)	314,913
405,000	Valeant Pharmaceuticals International, Inc., 7.00%, 3/15/24, Callable 3/15/20 @ 103.50(a)	422,212
215,000	Valeant Pharmaceuticals International, Inc., 9.00%, 12/15/25, Callable 12/15/21 @ 104.50(a)	213,656
592,000	VRX Escrow Corp., 6.13%, 4/15/25, Callable 4/15/20 @ 103.06^(a)	510,895

		6,360,689

Professional Services (0.3%):
365,000	IHS Markit, Ltd., 4.75%, 2/15/25, Callable 11/15/24 @ 100.00(a)	370,475
980,000	Nielsen Co. Luxembourg SARLl (The), 5.00%, 2/1/25, Callable 2/01/20 @ 103.75^(a)	966,525

		1,337,000

Software (0.1%):
550,000	Open Text Corp., 5.63%, 1/15/23, Callable 5/07/18 @ 104.22(a)	569,938

Sovereign Bond (0.5%):
1,500,000	Argentine Republic Government International Bond, 5.88%, 1/11/28^	1,410,750

Continued

AZL Pyramis® Total Bond Fund

Schedule of Portfolio Investments

March 31, 2018 (Unaudited)

Principal Amount		Fair Value
Yankee Dollars, continued
Sovereign Bond, continued
$1,344,000	Dominican Republic, 5.50%, 1/27/25(a)	$1,382,412

		2,793,162

Tobacco (0.3%):
690,000	Imperial Tobacco Finance, 3.75%, 7/21/22, Callable 5/21/22 @ 100.00(a)	692,699
690,000	Imperial Tobacco Finance, 4.25%, 7/21/25, Callable 4/21/25 @ 100.00(a)	700,407

		1,393,106

Trading Companies & Distributors (0.7%):
1,344,000	AerCap Ireland Capital, Ltd./AerCap Global Aviation Trust, 5.00%, 10/1/21	1,399,012
2,165,000	AerCap Ireland Capital, Ltd./AerCap Global Aviation Trust, 4.63%, 7/1/22	2,219,434
347,000	Fly Leasing, Ltd., 6.38%, 10/15/21, Callable 5/07/18 @ 104.78	360,446
190,000	Fly Leasing, Ltd., 5.25%, 10/15/24, Callable 10/15/20 @ 102.63	183,825

		4,162,717

Total Yankee Dollars (Cost $61,075,417)		61,261,142

Municipal Bonds (1.6%):
California (0.5%):
460,000	California State, Build America Bonds, GO, 7.30%, 10/1/39	670,841
10,000	California State, Build America Bonds, GO, 7.35%, 11/1/39	14,619
400,000	California State, Build America Bonds, GO, 7.50%, 4/1/34	576,960
965,000	California State, Build America Bonds, GO, 7.55%, 4/1/39	1,469,386

		2,731,806

Illinois (1.1%):
176,000	Illinois State, Build America Bonds, GO, 6.20%, 7/1/21	182,070
10,000	Illinois State, Build America Bonds, GO, Series 3, 5.55%, 4/1/19	10,206
425,000	Illinois State, Build America Bonds, GO, Series 3, 6.73%, 4/1/35	445,417
420,000	Illinois State, Build America Bonds, GO, 4.00%, 12/1/20	421,823
1,340,000	Illinois State, Build America Bonds, GO, 5.88%, 3/1/19	1,369,011
1,935,000	Illinois State, Build America Bonds, GO, 7.35%, 7/1/35	2,111,994
315,000	Illinois State, Build America Bonds, GO, 6.63%, 2/1/35	327,638
105,000	Chicago Illinois, Taxable Project, Build America Bonds, GO, Series B, 5.43%, 1/1/42	96,047
395,000	Chicago Illinois, Taxable Project, Build America Bonds, GO, Series C1, 7.78%, 1/1/35	455,727
80,000	Chicago Illinois, Taxable Project, Build America Bonds, GO, Series B, 5.63%, 1/1/22	80,534
295,000	Illinois State, Build America Bonds, GO, 5.10%, 6/1/33	276,512
125,000	Illinois State, Build America Bonds, GO, 4.95%, 6/1/23	129,208

Principal Amount		Fair Value
Municipal Bonds, continued
Illinois, continued
$ 96,000	Illinois State, Build America Bonds, GO, 4.35%, 6/1/18	$96,166

		6,002,353

Total Municipal Bonds (Cost $8,659,588)		8,734,159

U.S. Government Agency Mortgages (21.9%):
Federal Home Loan Mortgage Corporation (5.9%)
77,555	3.00%, 2/1/31, Pool #G15741	77,473
394,407	3.00%, 4/1/31, Pool #G15799	393,989
19,579	3.00%, 5/1/31, Pool #J34616	19,562
69,463	3.00%, 6/1/31, Pool #J34680	69,390
147,865	2.50%, 7/1/31, Pool #J34888	144,880
189,739	3.00%, 2/1/32, Pool #G16076	189,540
725,974	3.50%, 3/1/32, Pool #C91403	741,947
725,596	3.00%, 3/1/32, Pool #G16113	724,836
1,931,159	3.50%, 7/1/32, Pool #C91467	1,973,656
348,603	4.00%, 6/1/33, Pool #G30718	363,136
1,651,836	4.00%, 5/1/37, Pool #C91938	1,714,692
2,310,807	5.00%, 2/1/38, Pool #G60365	2,491,058
115,017	3.50%, 4/1/40, Pool #V81744	115,889
134,484	3.50%, 5/1/40, Pool #V81750	135,504
231,332	3.50%, 6/1/40, Pool #V81792	233,085
111,366	3.50%, 8/1/40, Pool #V81886	112,210
87,462	3.50%, 9/1/40, Pool #V81958	88,125
901,459	4.00%, 1/1/41, Pool #A96413	933,239
749,718	4.00%, 2/1/41, Pool #A96807	776,169
91,999	4.50%, 3/1/41, Pool #A97673	97,345
147,329	4.50%, 4/1/41, Pool #A97942	155,884
406,001	5.00%, 6/1/41, Pool #G06596	441,349
1,963,545	4.50%, 1/1/42, Pool #G60517	2,077,482
57,756	3.50%, 8/1/42, Pool #Q10392	58,194
77,021	3.50%, 8/1/42, Pool #Q10434	77,606
81,054	3.50%, 8/1/42, Pool #Q10047	81,663
66,789	3.50%, 8/1/42, Pool #Q10164	67,296
81,784	3.50%, 9/1/42, Pool #Q11244	82,404
63,452	4.00%, 11/1/42, Pool #Q13121	65,792
53,593	3.50%, 11/1/42, Pool #G07231	54,000
169,465	3.00%, 12/1/42, Pool #C04320	166,587
614,222	3.50%, 4/1/43, Pool #Q17209	618,880
693,854	3.50%, 4/1/43, Pool #G07921	699,115
109,324	4.00%, 5/1/43, Pool #Q18481	113,356
58,826	4.00%, 7/1/43, Pool #Q19597	60,996
727,000	3.00%, 10/1/43, Pool #G08553	714,121
69,649	4.00%, 10/1/43, Pool #Q22499	72,217
134,386	4.00%, 1/1/44, Pool #V80950	139,341
451,912	4.00%, 1/1/45, Pool #Q30720	465,735
146,948	3.50%, 3/1/45, Pool #Q32008	147,732
78,414	3.50%, 3/1/45, Pool #Q31974	78,833
70,725	3.50%, 3/1/45, Pool #Q32328	71,103
389,585	3.50%, 5/1/45, Pool #Q33547	391,394
49,317	3.00%, 5/1/45, Pool #Q33468	48,327
303,031	3.00%, 6/1/45, Pool #Q34156	296,863
71,846	3.50%, 6/1/45, Pool #Q33791	72,185
463,978	3.50%, 6/1/45, Pool #Q34311	466,456
444,230	3.50%, 6/1/45, Pool #Q34164	446,327
80,005	3.00%, 7/1/45, Pool #Q34759	78,334
28,508	3.00%, 7/1/45, Pool #Q34979	27,936
116,913	4.00%, 8/1/45, Pool #Q35845	120,391
30,291	4.00%, 9/1/45, Pool #Q37853	31,243
23,491	4.00%, 11/1/45, Pool #Q38812	24,153
519,097	3.50%, 11/1/45, Pool #Q37467	521,869
14,575	4.00%, 2/1/46, Pool #Q38879	15,020
27,019	4.00%, 2/1/46, Pool #Q38782	27,869
32,770	4.00%, 2/1/46, Pool #Q38783	33,770
193,540	3.50%, 5/1/46, Pool #Q40647	194,452

Continued

AZL Pyramis® Total Bond Fund

Schedule of Portfolio Investments

March 31, 2018 (Unaudited)

Principal Amount		Fair Value
U.S. Government Agency Mortgages, continued
Federal Home Loan Mortgage Corporation, continued
$555,319	3.50%, 5/1/46, Pool #G60553	$558,801
172,445	3.50%, 5/1/46, Pool #G60603	173,366
30,405	3.00%, 6/1/46, Pool #G08710	29,695
535,390	3.50%, 9/1/46, Pool #Q43257	538,179
899,063	3.00%, 10/1/46, Pool #Q43734	878,090
173,549	3.00%, 11/1/46, Pool #Q44452	169,444
51,715	3.00%, 12/1/46, Pool #Q44977	50,503
3,169,489	3.00%, 12/1/46, Pool #G08737	3,094,524
2,352,081	3.00%, 1/1/47, Pool #G08741	2,294,958
1,407,633	3.00%, 2/1/47, Pool #G08747	1,374,053
397,995	3.50%, 10/1/47, Pool #V83497	399,194
1,990,275	3.50%, 12/1/47, Pool #V83817	1,996,229

		32,259,036

Federal National Mortgage Association (9.8%)
66,718	2.50%, 10/1/28, Pool #AU2669	65,864
26,848	3.00%, 8/1/29, Pool #AW9071	26,893
474,007	3.50%, 9/1/29, Pool #AL5878	484,486
1,902,465	3.50%, 11/1/30, Pool #AL7688	1,942,680
30,214	3.00%, 12/1/30, Pool #BC3672	30,200
832,263	3.00%, 7/1/31, Pool #AS7629	831,701
123,790	3.00%, 3/1/32, Pool #BM1008	123,960
179,727	3.00%, 3/1/32, Pool #BM1099	179,701
282,333	3.00%, 8/1/32, Pool #BM1669	283,452
4,943	4.50%, 7/1/33, Pool #720240	5,178
8,365	4.50%, 7/1/33, Pool #729327	8,764
12,406	4.50%, 8/1/33, Pool #729713	13,112
7,723	4.50%, 8/1/33, Pool #727029	8,140
19,957	4.50%, 8/1/33, Pool #726956	21,103
50,775	4.50%, 8/1/33, Pool #729380	53,700
10,176	4.50%, 8/1/33, Pool #727160	10,763
17,895	4.50%, 8/1/33, Pool #726928	18,926
7,778	4.50%, 8/1/33, Pool #723124	8,158
322,539	3.50%, 8/1/33, Pool #AL4227	325,152
16,039	4.50%, 9/1/33, Pool #734922	16,963
40,219	4.50%, 9/1/33, Pool #727147	42,536
48,168	4.50%, 12/1/33, Pool #AL5321	50,944
169,990	3.50%, 1/1/34, Pool #AS1611	173,660
54,231	3.50%, 1/1/34, Pool #AS1406	55,411
23,298	3.50%, 1/1/34, Pool #AS1614	23,805
118,019	3.50%, 1/1/34, Pool #AS1612	120,570
43,509	6.00%, 10/1/34, Pool #AL2130	49,559
261,610	5.50%, 11/1/34, Pool #725946	287,316
126,982	5.50%, 1/1/35, Pool #735141	139,701
93,899	4.50%, 9/1/35, Pool #AB8198	99,279
900,027	6.00%, 5/1/36, Pool #745512	1,012,049
65,774	5.50%, 9/1/36, Pool #AD0500	72,350
445,696	6.00%, 1/1/37, Pool #932030	500,144
84,728	6.00%, 3/1/37, Pool #889506	95,143
115,808	6.00%, 1/1/38, Pool #889371	132,741
337,694	5.00%, 2/1/38, Pool #310165	364,539
39,230	6.00%, 3/1/38, Pool #889219	44,625
22,500	6.00%, 7/1/38, Pool #889733	25,706
130,724	4.50%, 3/1/39, Pool #AB0051	138,249
616,928	4.50%, 4/1/39, Pool #AB0043	652,600
604,291	5.00%, 6/1/39, Pool #AL7521	652,215
220,971	5.00%, 6/1/39, Pool #AL7550	238,508
744,064	6.00%, 7/1/39, Pool #BF0030	813,027
155,296	6.00%, 5/1/40, Pool #AL2129	178,185
90,513	4.00%, 12/1/40, Pool #AA4757	93,559
13,538	6.00%, 1/1/42, Pool #AL2128	15,251
309,974	3.00%, 9/1/42, Pool #AB6126	305,191
121,886	3.50%, 9/1/42, Pool #AP4100	123,017
423,694	3.00%, 10/1/42, Pool #AB6504	417,153
234,232	3.00%, 10/1/42, Pool #AB6509	230,616

Principal Amount		Fair Value
U.S. Government Agency Mortgages, continued
Federal National Mortgage Association, continued
$476,654	3.00%, 11/1/42, Pool #AB6976	$469,299
24,703	3.50%, 12/1/42, Pool #AQ9054	24,926
165,656	3.00%, 12/1/42, Pool #AB7282	163,100
719,109	3.00%, 1/1/43, Pool #AB7586	708,049
851,138	3.00%, 1/1/43, Pool #AL3181	837,999
149,470	3.50%, 1/1/43, Pool #AQ9328	150,848
280,714	3.00%, 2/1/43, Pool #AB7846	276,381
29,807	3.50%, 2/1/43, Pool #AR1797	30,057
361,184	2.50%, 2/1/43, Pool #AB8465	342,094
98,702	3.50%, 3/1/43, Pool #AL3409	99,561
35,716	3.50%, 3/1/43, Pool #AR7567	36,009
37,853	3.50%, 3/1/43, Pool #AR6751	38,167
184,961	3.50%, 8/1/43, Pool #AL7261	186,693
408,976	3.00%, 9/1/43, Pool #AL5059	402,678
457,362	4.50%, 3/1/44, Pool #AL5082	480,015
499,370	3.00%, 6/1/44, Pool #AL7195	491,672
481,185	5.00%, 11/1/44, Pool #AL7307	519,365
24,681	4.00%, 12/1/44, Pool #AY0045	25,351
213,166	4.00%, 12/1/44, Pool #AX8459	220,108
43,080	4.00%, 12/1/44, Pool #AW9502	44,298
367,086	4.00%, 3/1/45, Pool #AL6541	379,043
103,678	3.50%, 3/1/45, Pool #AY5352	104,187
158,397	3.50%, 5/1/45, Pool #AY9324	159,174
142,931	3.50%, 5/1/45, Pool #AZ1192	143,632
115,755	3.50%, 5/1/45, Pool #AY9074	116,374
176,434	3.50%, 5/1/45, Pool #AY9287	177,277
152,139	4.00%, 5/1/45, Pool #AZ1207	156,293
120,723	3.00%, 5/1/45, Pool #AS4972	118,336
124,096	3.50%, 5/1/45, Pool #AZ0727	124,707
68,610	4.00%, 5/1/45, Pool #AZ1876	70,752
434,298	4.00%, 6/1/45, Pool #AY8096	446,264
1,302,308	3.50%, 6/1/45, Pool #AY5622	1,308,707
224,210	4.00%, 6/1/45, Pool #AY8126	230,272
326,491	5.00%, 6/1/45, Pool #AZ3448	349,308
74,647	4.00%, 6/1/45, Pool #AZ2719	76,978
76,287	4.00%, 6/1/45, Pool #AZ3341	78,668
31,858	3.50%, 7/1/45, Pool #AS5312	31,979
841,403	3.50%, 7/1/45, Pool #AZ0814	844,904
332,095	4.00%, 7/1/45, Pool #AZ1783	341,094
386,636	4.00%, 7/1/45, Pool #AZ0833	398,679
220,316	3.50%, 7/1/45, Pool #AZ3198	221,396
274,586	3.00%, 8/1/45, Pool #AS5634	268,603
233,714	3.50%, 8/1/45, Pool #AY8424	234,723
121,688	3.00%, 8/1/45, Pool #AZ8288	119,037
46,974	3.00%, 8/1/45, Pool #AZ3728	46,032
916,138	4.00%, 10/1/45, Pool #AL7593	945,936
173,046	4.00%, 10/1/45, Pool #AL7413	178,675
73,794	4.00%, 11/1/45, Pool #AZ0560	75,780
67,526	4.00%, 12/1/45, Pool #AS6350	69,717
42,209	4.00%, 12/1/45, Pool #BC0997	43,358
130,147	3.50%, 12/1/45, Pool #AL7890	130,784
120,950	4.00%, 12/1/45, Pool #BA6404	124,205
1,590,365	4.00%, 2/1/46, Pool #BC1578	1,633,170
56,291	4.00%, 4/1/46, Pool #BC3920	57,807
349,344	3.50%, 4/1/46, Pool #BC0823	350,527
78,789	4.00%, 4/1/46, Pool #BC7809	80,910
806,623	3.50%, 5/1/46, Pool #BC0880	809,910
18,978	4.00%, 5/1/46, Pool #BC2276	19,488
757,677	4.00%, 6/1/46, Pool #AL9282	778,071
560,543	4.00%, 6/1/46, Pool #BC0960	575,630
141,453	4.00%, 7/1/46, Pool #BC6148	145,261
777,986	3.50%, 7/1/46, Pool #AL9515	781,165
276,816	3.50%, 8/1/46, Pool #AL8990	278,177
134,544	4.50%, 8/1/46, Pool #AL9111	141,195
147,324	3.50%, 8/1/46, Pool #AL8970	147,859

Continued

AZL Pyramis® Total Bond Fund

Schedule of Portfolio Investments

March 31, 2018 (Unaudited)

Principal Amount		Fair Value
U.S. Government Agency Mortgages, continued
Federal National Mortgage Association, continued
$117,063	4.00%, 8/1/46, Pool #BD1451	$120,214
47,026	3.50%, 8/1/46, Pool #BD5247	47,259
1,950,774	3.00%, 8/1/46, Pool #BC1509	1,905,183
1,681,979	3.00%, 9/1/46, Pool #AS7844	1,642,679
28,578	3.50%, 9/1/46, Pool #BD0711	28,720
1,526,782	3.00%, 9/1/46, Pool #BC2817	1,491,106
147,946	4.00%, 9/1/46, Pool #BD1489	151,928
74,115	3.50%, 9/1/46, Pool #BD7792	74,482
1,267,342	3.00%, 10/1/46, Pool #AL9397	1,237,703
443,550	3.50%, 10/1/46, Pool #BC4760	445,750
44,913	4.00%, 10/1/46, Pool #BD7599	46,122
359,911	3.50%, 10/1/46, Pool #AL9285	361,067
179,806	3.50%, 11/1/46, Pool #BC9014	180,699
67,368	3.50%, 12/1/46, Pool #BE5877	67,704
1,747,846	3.50%, 12/1/46, Pool #BD8504	1,756,554
891,629	3.50%, 12/1/46, Pool #BC9077	895,315
40,400	3.50%, 1/1/47, Pool #BE7834	40,602
773,286	3.50%, 1/1/47, Pool #AL9776	776,480
3,190,490	4.00%, 2/1/47, Pool #AL9779	3,295,032
1,782,704	4.50%, 2/1/47, Pool #AL9846	1,869,215
196,139	3.50%, 2/1/47, Pool #BE5696	196,952
398,223	4.50%, 3/1/47, Pool #BE9261	418,619
300,000	4.50%, 4/25/47, TBA	314,127
2,400,641	4.00%, 6/1/47, Pool #BE3702	2,465,256
922,620	3.50%, 7/1/47, Pool #BM3041	929,066
2,391,581	3.50%, 1/1/48, Pool #MA3238	2,398,979
32,137	3.50%, 2/1/48, Pool #MA3276	32,233
944,376	3.50%, 2/1/48, Pool #BJ3436	947,161
2,400,000	4.00%, 4/25/48, TBA	2,462,868

		57,666,334

Government National Mortgage Association (6.2%)
15,183	5.00%, 6/15/34, Pool #629493	16,298
11,540	5.00%, 3/15/38, Pool #676766	12,395
4,381	5.00%, 4/15/38, Pool #672672	4,682
18,599	5.00%, 8/15/38, Pool #687818	19,808
129,833	5.00%, 1/15/39, Pool #705997	137,957
1,800	5.00%, 3/15/39, Pool #697946	1,934
274,012	5.00%, 3/15/39, Pool #646746	294,313
302,319	4.00%, 10/15/40, Pool #783143	312,583
719,467	4.50%, 3/20/41, Pool #4978	756,430
254,738	4.50%, 5/20/41, Pool #005055	267,850
518,019	4.00%, 5/20/41, Pool #5054	541,552
242,834	4.50%, 6/15/41, Pool #366975	256,808
166,319	4.50%, 6/20/41, Pool #005082	174,948
591,609	4.00%, 10/20/41, Pool #5203	618,479
637,048	3.50%, 12/20/41, Pool #5258	646,814
1,127,084	4.00%, 1/20/42, Pool #5280	1,178,281
68,064	4.00%, 11/20/42, Pool #AB9233	70,731
456,072	3.00%, 12/20/42, Pool #AA5872	451,133
375,281	3.00%, 12/20/42, Pool #MA0624	370,987
3,647,674	3.50%, 1/20/43, Pool #MA0699	3,703,598
66,981	3.00%, 1/20/43, Pool #MA0698	66,222
814,736	3.50%, 2/20/43, Pool #MA0783	827,229
101,605	3.50%, 3/20/43, Pool #AD8884	103,236
291,681	3.00%, 3/20/43, Pool #AA6146	288,613
121,774	3.00%, 3/20/43, Pool #AD8812	120,529
106,358	3.50%, 4/20/43, Pool #AD9075	108,131
685,030	3.50%, 4/20/43, Pool #783976	695,532
39,252	3.50%, 4/20/43, Pool #AB9891	39,932
469,619	4.00%, 4/15/46, Pool #784232	484,182
43,361	3.50%, 5/20/46, Pool #AS4272	43,868
31,265	3.50%, 5/20/46, Pool #AR9166	31,639
110,351	3.00%, 5/20/46, Pool #MA3662	109,037
40,216	3.50%, 5/20/46, Pool #AR9028	40,686

Principal Amount		Fair Value
U.S. Government Agency Mortgages, continued
Government National Mortgage Association, continued
$ 296,396	3.50%, 6/20/46, Pool #MA3736	$299,594
101,787	3.00%, 6/20/46, Pool #MA3735	100,436
34,888	3.50%, 6/20/46, Pool #AT4134	35,296
159,865	3.50%, 6/20/46, Pool #AT4139	161,740
52,978	3.50%, 6/20/46, Pool #AS4285	53,597
54,568	3.50%, 7/20/46, Pool #784391	55,152
352,542	3.00%, 8/20/46, Pool #MA3873	347,769
993,801	3.00%, 9/20/46, Pool #MA3936	980,825
52,544	3.00%, 10/20/46, Pool #MA4003	51,819
318,025	3.00%, 11/20/46, Pool #MA4068	313,595
3,378,103	3.00%, 12/20/46, Pool #MA4126	3,331,036
442,336	4.00%, 1/15/47, Pool #AX5857	456,120
494,458	4.00%, 1/15/47, Pool #AX5831	509,106
825,726	3.00%, 1/20/47, Pool #MA4195	814,116
457,333	3.00%, 2/20/47, Pool #MA4261	450,847
516,384	4.00%, 4/20/47, Pool #784304	531,736
450,778	4.00%, 4/20/47, Pool #784303	464,154
87,755	4.00%, 5/20/47, Pool #MA4452	90,421
364,954	4.00%, 6/20/47, Pool #MA4511	375,925
5,170,206	3.50%, 9/20/47, Pool #MA4719	5,225,307
1,653,895	3.00%, 10/20/47, Pool #MA4777	1,628,716
200,000	3.00%, 11/20/47, Pool #MA4836	196,905
1,999,999	3.50%, 1/20/48, Pool #MA4962	2,021,305
346,104	3.00%, 1/20/48, Pool #MA4961	340,752
700,000	3.50%, 3/20/48, Pool #MA5077	707,457
403,183	Class JA, Series 2015-H21, 2.50%, 6/20/65, Callable 5/20/21 @ 100	401,644

		32,741,787

Total U.S. Government Agency Mortgages (Cost $125,225,594)		122,667,157

U.S. Treasury Obligations (32.0%):
U.S. Treasury Bonds (3.1%)
3,535,000	2.50%, 2/15/46	3,217,264
13,490,000	3.00%, 2/15/47	13,561,666
726,000	2.75%, 11/15/47	694,039

		17,472,969

U.S. Treasury Inflation Index Bonds (3.3%)
2,501,400	0.38%, 7/15/27	2,472,658
4,362,000	1.38%, 2/15/44	5,158,579
9,627,000	0.75%, 2/15/45	9,770,262
1,717,000	1.00%, 2/15/46	1,839,561

		19,241,060

U.S. Treasury Inflation Index Notes (2.9%)
3,342,000	0.25%, 1/15/25	3,420,387
7,466,000	0.63%, 1/15/26	7,787,077
4,972,000	0.13%, 7/15/26	4,941,165

		16,148,629

U.S. Treasury Notes (22.7%)
17,547,000	1.25%, 3/31/21	16,965,756
5,324,000	1.38%, 4/30/21	5,160,745
33,191,000	1.88%, 3/31/22	32,396,230
5,498,000	1.75%, 6/30/22	5,328,550
16,633,000	1.88%, 7/31/22	16,186,638
7,592,000	1.88%, 9/30/22	7,377,585
1,250,000	2.13%, 12/31/22	1,225,928
8,734,000	2.13%, 7/31/24	8,461,745
7,472,000	2.13%, 11/30/24	7,220,112
10,099,000	2.25%, 12/31/24	9,830,351
9,226,000	1.50%, 8/15/26	8,374,397
5,247,000	2.25%, 11/15/27	5,026,052

Continued

AZL Pyramis® Total Bond Fund

Schedule of Portfolio Investments

March 31, 2018 (Unaudited)

Principal Amount		Fair Value
U.S. Treasury Obligations, continued
U.S. Treasury Notes (continued)
$ 3,368,000	3.00%, 5/15/47	$3,384,445

		126,938,534

Total U.S. Treasury Obligations (Cost $184,469,089)		179,801,192

Securities Held as Collateral for Securities on Loan (7.1%):
39,990,007	AZL Pyramis® Total Bond Fund Securities Lending Collateral Account(f)	39,990,007

Total Securities Held as Collateral for Securities on Loan (Cost $39,990,007)		39,990,007

Shares		Fair Value
Unaffiliated Investment Company (4.4%):
24,702,430	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 1.46%(g)	24,702,430

Total Unaffiliated Investment Company (Cost $24,702,430)		24,702,430

Shares		Fair Value
Common Stock (0.0%):
Oil, Gas & Consumable Fuels (0.0%):
13	Midstates Petroleum Co., Inc.*	173

Total Common Stock (Cost $–)		173

Warrant (0.0%):
Oil, Gas & Consumable Fuels (0.0%):
3,841	Midstates Petroleum Co., Inc., 4/21/20(d)(h)	576

Total Warrant (Cost $8,435)		576

Total Investment Securities (Cost $608,186,067) - 107.0%		600,439,505
Net other assets (liabilities) - (7.0)%		(39,052,951)

Net Assets - 100.0%		$561,386,554

Percentages indicated are based on net assets as of March 31, 2018.

GO	-	General Obligation
LIBOR	-	London Interbank Offered Rate
LIBOR01M	-	1 Month US Dollar LIBOR
MTN	-	Medium Term Note
TBA	-	To Be Announced Security
US0003M	-	3 Month US Dollar LIBOR
USSW5	-	USD 5 Year Swap Rate

*	Non-income producing security.
^	This security or a partial position of this security was on loan as of March 31, 2018. The total value of securities on loan as of March 31, 2018, was $38,696,427.
(a)	Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investors. The sub-adviser has deemed these securities to be liquid based on procedures approved by the Board of Trustees.
(b)	The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security. The rate presented is the rate in effect at March 31, 2018.
(c)	Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investors. The sub-adviser has deemed these securities to be illiquid based on procedures approved by the Board of Trustees. As of March 31, 2018, these securities represent 0.11% of the net assets of the fund.
(d)	Security was valued in good faith pursuant to procedures approved by the Board of Trustees as of March 31, 2018. The total of all such securities represent 0.00% of the net assets of the fund.
(e)	Defaulted bond.
(f)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before March 31, 2018.
(g)	The rate represents the effective yield at March 31, 2018.
(h)	The sub-adviser has deemed these securities to be illiquid based on procedures approved by the Board of Trustees. As of March 31, 2018, these securities represent 0.00% of the net assets of the Fund.

Amounts shown as “—“ are $0 or round to less than $1.

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investments as of March 31, 2018:

Country	Percentage
Argentina	0.2%
Australia	0.2%
Bermuda	0.2%
Canada	1.0%
Cayman Islands	0.4%
Chile	0.1%
Dominican Republic	0.2%
France	— %^
Germany	0.4%
Guernsey	0.6%
Hong Kong	— %^
Ireland	0.8%
Italy	0.2%
Jersey	0.1%
Luxembourg	0.9%
Marshall Islands	— %^
Mexico	1.7%
Netherlands	1.4%
United Kingdom	1.7%
United States	89.8%
Virgin Islands, British	0.1%

100.0%

^	Represents less than 0.05%.

Continued

AZL Pyramis® Total Bond Fund

Schedule of Portfolio Investments

March 31, 2018 (Unaudited)

Securities Sold Short (-0.2%):

Security Description	Coupon Rate	Maturity Date	Par Amount	Proceeds Received	Fair Value	Unrealized Appreciation/ (Depreciation)
Federal National Mortgage Association, TBA	3.50%	4/25/48	$(1,000,000)	$(998,125)	$(1,002,090)	$(3,965)

				$(998,125)	$(1,002,090)	$(3,965)

See accompanying notes to the schedules of portfolio investments.

AZL Russell 1000 Growth Index Fund

Schedule of Portfolio Investments

March 31, 2018 (Unaudited)

Shares		Fair Value
Common Stocks (99.1%):
Aerospace & Defense (3.2%):
42,386	Boeing Co. (The)	$13,897,521
7,288	BWX Technologies, Inc.	463,007
7,956	General Dynamics Corp.	1,757,480
2,258	HEICO Corp.^	196,017
4,599	HEICO Corp., Class A	326,299
4,453	Hexcel Corp.	287,619
2,828	Huntington Ingalls Industries, Inc.	728,945
16,933	Lockheed Martin Corp.	5,722,169
12,276	Northrop Grumman Corp.	4,285,797
8,224	Raytheon Co.	1,774,904
12,334	Rockwell Collins, Inc.	1,663,240
3,675	TransDigm Group, Inc.^	1,128,005

		32,231,003

Air Freight & Logistics (1.2%):
10,655	C.H. Robinson Worldwide, Inc.^	998,480
9,402	Expeditors International of Washington, Inc.	595,147
18,828	FedEx Corp.	4,520,791
52,487	United Parcel Service, Inc., Class B	5,493,289
6,562	XPO Logistics, Inc.*	668,077

		12,275,784

Airlines (0.4%):
7,377	Alaska Air Group, Inc.^	457,079
14,149	American Airlines Group, Inc.^	735,182
201	Copa Holdings SA, Class A	25,855
42,008	Southwest Airlines Co.	2,406,218

		3,624,334

Auto Components (0.4%):
20,265	Aptiv plc	1,721,916
1,843	BorgWarner, Inc.	92,574
6,900	Delphi Technologies plc	328,785
14,192	Gentex Corp.^	326,700
4,215	Lear Corp.	784,369
2,429	Visteon Corp.*	267,773

		3,522,117

Automobiles (0.4%):
9,526	Harley-Davidson, Inc.^	408,475
10,104	Tesla Motors, Inc.*^	2,688,977
3,670	Thor Industries, Inc.^	422,674

		3,520,126

Banks (0.3%):
4,274	Bank of the Ozarks, Inc.^	206,306
571	East West Bancorp, Inc.	35,710
9,756	First Republic Bank^	903,503
1,768	Pinnacle Financial Partners, Inc.^	113,506
2,431	Signature Bank*	345,080
2,943	SVB Financial Group*	706,349
4,250	Western Alliance Bancorp*	246,968

		2,557,422

Beverages (2.7%):
4,109	Brown-Forman Corp., Class A^	219,133
16,596	Brown-Forman Corp., Class B^	902,822
218,667	Coca-Cola Co. (The)	9,496,708
12,306	Constellation Brands, Inc., Class C	2,804,784
13,593	Dr Pepper Snapple Group, Inc.	1,609,139
31,430	Monster Beverage Corp.*	1,798,110
94,718	PepsiCo, Inc.	10,338,470

		27,169,166

Biotechnology (4.2%):
121,257	AbbVie, Inc.	11,476,974
7,416	Acadia Pharmaceuticals, Inc.*^	166,638
3,468	Agios Pharmaceuticals, Inc.*	283,613
13,191	Alexion Pharmaceuticals, Inc.*	1,470,269
11,494	Alkermes plc*^	666,192

Shares		Fair Value
Common Stocks, continued
Biotechnology, continued
5,775	Alnylam Pharmaceuticals, Inc.*^	$687,803
15,805	Amgen, Inc.	2,694,436
15,174	Biogen Idec, Inc.*	4,154,945
13,302	BioMarin Pharmaceutical, Inc.*	1,078,393
56,816	Celgene Corp.*	5,068,555
21,773	Exelixis, Inc.*	482,272
70,842	Gilead Sciences, Inc.	5,340,778
13,207	Incyte Corp.*	1,100,539
1,223	Intercept Pharmaceuticals, Inc.*^	75,239
3,875	Intrexon Corp.*^	59,404
9,194	Ionis Pharmaceuticals, Inc.*^	405,272
6,789	Neurocrine Biosciences, Inc.*	563,012
3,854	OPKO Health, Inc.*^	12,217
6,028	Regeneron Pharmaceuticals, Inc.*	2,075,802
7,997	Seattle Genetics, Inc.*	418,563
2,884	Tesaro, Inc.*^	164,792
19,149	Vertex Pharmaceuticals, Inc.*	3,120,904

		41,566,612

Building Products (0.4%):
10,902	A.O. Smith Corp.	693,259
7,178	Allegion plc	612,212
3,508	Armstrong World Industries, Inc.*^	197,500
10,655	Fortune Brands Home & Security, Inc.	627,473
2,662	Lennox International, Inc.^	544,033
15,410	Masco Corp.	623,180

		3,297,657

Capital Markets (2.0%):
10,109	Ameriprise Financial, Inc.	1,495,525
3,879	BGC Partners, Inc., Class A	52,173
8,389	CBOE Holdings, Inc.^	957,185
71,670	Charles Schwab Corp. (The)	3,742,607
8,391	Eaton Vance Corp.^	467,127
2,899	FactSet Research Systems, Inc.^	578,119
879	Federated Investors, Inc., Class B^	29,359
20,871	Intercontinental Exchange, Inc.	1,513,565
4,801	Invesco, Ltd.	153,680
8,251	Lazard, Ltd., Class A	433,673
1,476	Legg Mason, Inc.^	59,999
6,870	LPL Financial Holdings, Inc.	419,551
2,752	MarketAxess Holdings, Inc.	598,395
12,654	Moody’s Corp.	2,041,090
1,349	Morningstar, Inc.	128,856
6,768	MSCI, Inc., Class A	1,011,613
2,578	Raymond James Financial, Inc.^	230,499
19,324	S&P Global, Inc.	3,692,043
10,186	SEI Investments Co.	763,033
1,489	State Street Corp.	148,498
2,848	T. Rowe Price Group, Inc.^	307,499
20,038	TD Ameritrade Holding Corp.	1,186,851

		20,010,940

Chemicals (2.6%):
1,558	Albemarle Corp.^	144,489
15,867	Axalta Coating Systems, Ltd.*	479,025
6,111	Celanese Corp., Series A	612,383
13,961	Chemours Co. (The)	680,040
84,648	DowDuPont, Inc.	5,392,923
19,499	Ecolab, Inc.^	2,672,728
10,154	FMC Corp.	777,492
7,578	Huntsman Corp.	221,657
6,008	International Flavor & Fragrances, Inc.	822,555
10,751	Lyondellbasell Industries NV	1,136,166
33,358	Monsanto Co.	3,892,545
517	NewMarket Corp.^	207,669
7,902	Platform Speciality Products Corp.*	76,096

Continued

AZL Russell 1000 Growth Index Fund

Schedule of Portfolio Investments

March 31, 2018 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Chemicals, continued
18,111	PPG Industries, Inc.	$2,021,188
19,073	Praxair, Inc.	2,752,234
8,971	RPM International, Inc.^	427,648
3,028	Scotts Miracle-Gro Co. (The)^	259,651
6,232	Sherwin Williams Co.	2,443,692
5,271	W.R. Grace & Co.	322,743
1,316	Westlake Chemical Corp.^	146,273

		25,489,197

Commercial Services & Supplies (0.5%):
5,221	ADT, Inc.	41,403
6,662	Cintas Corp.	1,136,403
2,827	Clean Harbors, Inc.*	137,986
15,005	Copart, Inc.*	764,205
10,133	KAR Auction Services, Inc.	549,209
7,453	Rollins, Inc.^	380,327
27,307	Waste Management, Inc.	2,297,064

		5,306,597

Communications Equipment (0.4%):
4,093	Arista Networks, Inc.*	1,044,943
7,410	CommScope Holding Co., Inc.*	296,178
4,672	F5 Networks, Inc.*	675,618
2,361	Harris Corp.^	380,782
1,084	Motorola Solutions, Inc.	114,145
6,759	Palo Alto Networks, Inc.*	1,226,893

		3,738,559

Construction & Engineering (0.0%):
2,879	Quanta Services, Inc.*	98,894

Construction Materials (0.2%):
3,647	Eagle Materials, Inc., Class A	375,823
4,306	Martin Marietta Materials, Inc.	892,634
9,273	Vulcan Materials Co.	1,058,699

		2,327,156

Consumer Finance (0.0%):
2,236	Capital One Financial Corp.	214,254
789	Credit Acceptance Corp.*^	260,693

		474,947

Containers & Packaging (0.6%):
1,143	AptarGroup, Inc.^	102,676
1,040	Ardagh Group SA	19,427
6,301	Avery Dennison Corp.	669,481
14,312	Ball Corp.^	568,330
10,038	Berry Global Group, Inc.*	550,183
6,980	Crown Holdings, Inc.*	354,235
16,967	Graphic Packaging Holding Co.	260,443
28,363	International Paper Co.	1,515,436
9,840	Owens-Illinois, Inc.*^	213,134
7,073	Packaging Corp. of America	797,127
7,031	Sealed Air Corp.	300,856
5,366	Silgan Holdings, Inc.^	149,443

		5,500,771

Distributors (0.1%):
4,212	Genuine Parts Co.	378,406
3,407	LKQ Corp.*	129,296
2,896	Pool Corp.^	423,453

		931,155

Diversified Consumer Services (0.2%):
4,161	Bright Horizons Family Solutions, Inc.*	414,935
2,340	H&R Block, Inc.^	59,459
13,642	Service Corp. International	514,850
10,078	ServiceMaster Global Holdings, Inc.*	512,466

		1,501,710

Shares		Fair Value
Common Stocks, continued
Diversified Financial Services (0.0%):
5,948	Leucadia National Corp.	$135,198
651	Voya Financial, Inc.	32,876

		168,074

Diversified Telecommunication Services (0.8%):
158,115	Verizon Communications, Inc.	7,561,059
13,875	Zayo Group Holdings, Inc.*	473,970

		8,035,029

Electrical Equipment (0.3%):
2,225	Acuity Brands, Inc.^	309,698
2,745	AMETEK, Inc.	208,538
6,843	Emerson Electric Co.	467,377
2,696	Hubbell, Inc.	328,319
9,775	Rockwell Automation, Inc.	1,702,804
6,596	Sensata Technologies Holding plc*^	341,871

		3,358,607

Electronic Equipment, Instruments & Components (0.7%):
22,701	Amphenol Corp., Class A	1,955,236
11,332	CDW Corp.	796,753
12,545	Cognex Corp.^	652,215
1,899	Coherent, Inc.*^	355,873
3,851	Corning, Inc.	107,366
5,655	FLIR Systems, Inc.	282,807
2,713	IPG Photonics Corp.*	633,160
6,332	National Instruments Corp.	320,209
14,941	Trimble Navigation, Ltd.*	536,083
3,103	Universal Display Corp.	313,403
3,916	Zebra Technologies Corp., Class A*	545,068

		6,498,173

Energy Equipment & Services (0.2%):
44,234	Halliburton Co.	2,076,344
4,490	RPC, Inc.^	80,955

		2,157,299

Equity Real Estate Investment Trusts (2.3%):
32,223	American Tower Corp.	4,683,292
1,827	Boston Properties, Inc.	225,123
2,489	Coresite Realty Corp.^	249,547
30,510	Crown Castle International Corp.^	3,344,201
9,459	CubeSmart^	266,744
6,032	Cyrusone, Inc.^	308,899
11,773	Digital Realty Trust, Inc.	1,240,639
9,912	Douglas Emmett, Inc.	364,365
5,896	Equinix, Inc.	2,465,353
6,281	Equity Lifestyle Properties, Inc.	551,283
7,751	Extra Space Storage, Inc.^	677,127
2,137	Federal Realty Investment Trust^	248,127
5,211	Gaming & Leisure Properties, Inc.	174,412
1,534	Hudson Pacific Properties, Inc.	49,901
18,121	Iron Mountain, Inc.	595,456
5,724	Lamar Advertising Co., Class A^	364,390
1,919	Outfront Media, Inc.	35,962
11,207	Public Storage, Inc.^	2,245,771
8,844	SBA Communications Corp.*^	1,511,616
21,487	Simon Property Group, Inc.	3,316,518
780	Tanger Factory Outlet Centers, Inc.^	17,160
2,247	Taubman Centers, Inc.	127,877
3,835	VICI Properties, Inc.^	70,257

		23,134,020

Food & Staples Retailing (1.1%):
33,195	Costco Wholesale Corp.	6,254,934
36,759	Kroger Co. (The)	880,010
36,257	Rite Aid Corp.*^	60,912
10,135	Sprouts Farmers Market, Inc.*^	237,868
36,547	Sysco Corp.	2,191,358

Continued

AZL Russell 1000 Growth Index Fund

Schedule of Portfolio Investments

March 31, 2018 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Food & Staples Retailing, continued
12,325	Walgreens Boots Alliance, Inc.	$806,918

		10,432,000

Food Products (0.5%):
7,064	Blue Buffalo Pet Products, Inc.*	281,218
9,020	Campbell Soup Co.^	390,656
30,655	General Mills, Inc.^	1,381,315
9,313	Hershey Co. (The)	921,614
17,081	Kellogg Co.^	1,110,436
2,667	Lamb Weston Holding, Inc.^	155,273
9,288	McCormick & Co.^	988,150
3,961	Pilgrim’s Pride Corp.*^	97,480
1,458	TreeHouse Foods, Inc.*^	55,798

		5,381,940

Health Care Equipment & Supplies (2.6%):
3,116	ABIOMED, Inc.*	906,725
6,040	Align Technology, Inc.*	1,516,825
3,517	Baxter International, Inc.	228,746
20,066	Becton, Dickinson & Co.	4,348,302
104,095	Boston Scientific Corp.*	2,843,875
2,835	Cooper Cos., Inc. (The)	648,676
6,647	Dexcom, Inc.*	492,942
15,893	Edwards Lifesciences Corp.*	2,217,391
4,732	Hill-Rom Holdings, Inc.	411,684
11,804	Hologic, Inc.*^	440,997
6,535	IDEXX Laboratories, Inc.*	1,250,734
8,454	Intuitive Surgical, Inc.*	3,490,065
7,443	Medtronic plc	597,077
10,615	ResMed, Inc.	1,045,259
25,881	Stryker Corp.	4,164,771
551	Teleflex, Inc.^	140,494
6,982	Varian Medical Systems, Inc.*	856,342
5,461	West Pharmaceutical Services, Inc.	482,152
		26,083,057
Health Care Providers & Services (2.6%):
7,823	Aetna, Inc.	1,322,087
12,064	AmerisourceBergen Corp.	1,040,037
1,547	Centene Corp.*	165,328
15,748	Cigna Corp.	2,641,570
2,936	Express Scripts Holding Co.*	202,819
1,451	HCA Holdings, Inc.	140,747
11,994	Henry Schein, Inc.*	806,117
9,833	Humana, Inc.	2,643,405
572	LifePoint Hospitals, Inc.*	26,884
1,583	McKesson Corp.	222,997
862	Patterson Cos., Inc.^	19,162
1,223	Premier, Inc., Class A*^	38,292
72,995	UnitedHealth Group, Inc.	15,620,930
3,079	WellCare Health Plans, Inc.*	596,187

		25,486,562

Health Care Technology (0.2%):
3,012	athenahealth, Inc.*	430,806
21,878	Cerner Corp.*	1,268,924
8,387	Veeva Systems, Inc., Class A*^	612,419

		2,312,149

Hotels, Restaurants & Leisure (3.2%):
7,905	Aramark Holdings Corp.	312,722
1,903	Chipotle Mexican Grill, Inc.*^	614,878
2,629	Choice Hotels International, Inc.^	210,714
9,469	Darden Restaurants, Inc.	807,232
3,303	Domino’s Pizza, Inc.^	771,449
6,703	Dunkin’ Brands Group, Inc.^	400,102
8,172	Extended Stay America, Inc.	161,560
5,341	Hilton Grand Vacations*	229,770

Shares		Fair Value
Common Stocks, continued
Hotels, Restaurants & Leisure, continued
14,463	Hilton Worldwide Holdings, Inc.	$1,139,106
27,641	Las Vegas Sands Corp.	1,987,388
23,139	Marriott International, Inc., Class A	3,146,441
60,762	McDonald’s Corp.	9,501,961
3,061	MGM Resorts International	107,196
5,116	Six Flags Entertainment Corp.^	318,522
104,268	Starbucks Corp.	6,036,074
3,021	Vail Resorts, Inc.^	669,756
14,176	Wendy’s Co. (The)	248,789
7,502	Wyndham Worldwide Corp.	858,454
6,057	Wynn Resorts, Ltd.	1,104,555
24,233	Yum China Holdings, Inc.	1,005,670
25,674	Yum! Brands, Inc.	2,185,628

		31,817,967

Household Durables (0.2%):
14,130	D.R. Horton, Inc.	619,459
8,106	Leggett & Platt, Inc.^	359,582
289	Mohawk Industries, Inc.*	67,112
244	NVR, Inc.*	683,200
5,712	PulteGroup, Inc.	168,447
1,469	Tempur Sealy International, Inc.*^	66,531
5,438	Toll Brothers, Inc.	235,194
3,930	Tupperware Brands Corp.	190,133
454	Whirlpool Corp.^	69,512

		2,459,170

Household Products (0.7%):
18,867	Church & Dwight Co., Inc.	950,142
8,335	Clorox Co. (The)^	1,109,472
10,273	Colgate-Palmolive Co.	736,369
4,684	Energizer Holdings, Inc.^	279,073
22,688	Kimberly-Clark Corp.	2,498,629
9,847	Procter & Gamble Co. (The)	780,670
1,807	Spectrum Brands Holdings, Inc.^	187,386

		6,541,741

Independent Power & Renewable Electricity Producers (0.0%):
4,112	NRG Energy, Inc.	125,539

Industrial Conglomerates (1.8%):
44,145	3M Co., Class C	9,690,711
114,992	General Electric Co.	1,550,092
33,395	Honeywell International, Inc.	4,825,911
7,242	Roper Industries, Inc.	2,032,757

		18,099,471

Insurance (1.1%):
7,623	Allstate Corp. (The)	722,660
8,441	American International Group, Inc.	459,359
18,873	Aon plc	2,648,448
1,235	Arch Capital Group, Ltd.*	105,704
9,215	Arthur J. Gallagher & Co.	633,347
1,341	Aspen Insurance Holdings, Ltd.	60,144
915	Assurant, Inc.	83,640
1,373	Erie Indemnity Co., Class A^	161,520
38,734	Marsh & McLennan Cos., Inc.	3,199,042
44,057	Progressive Corp. (The)	2,684,393
289	RenaissanceRe Holdings, Ltd.	40,029
6,233	XL Group, Ltd.	344,436

		11,142,722

Internet & Direct Marketing Retail (6.4%):
30,645	Amazon.com, Inc.*	44,353,733
3,734	Booking Holdings, Inc.*	7,768,176
9,319	Expedia, Inc.^	1,028,911
606	Liberty Expedia Holdings, Class A*	23,804
20,616	Liberty Interactive Corp., Class A*	518,905
31,209	Netflix, Inc.*	9,217,578

Continued

AZL Russell 1000 Growth Index Fund

Schedule of Portfolio Investments

March 31, 2018 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Internet & Direct Marketing Retail, continued
4,050	TripAdvisor, Inc.*^	$165,605
2,985	Wayfair, Inc., Class A*^	201,577

		63,278,289

Internet Software & Services (8.1%):
22,666	Alphabet, Inc., Class A*	23,507,815
23,026	Alphabet, Inc., Class C*	23,757,997
2,694	CoStar Group, Inc.*	977,060
180,080	Facebook, Inc., Class A*	28,774,982
9,414	GoDaddy, Inc., Class A*	578,208
5,292	IAC/InterActiveCorp*	827,563
2,527	LogMeIn, Inc.	291,995
2,823	Match Group, Inc.*^	125,454
19,216	Pandora Media, Inc.*	96,656
3,262	Twitter, Inc.*	94,631
6,448	VeriSign, Inc.*	764,475
3,122	Zillow Group, Inc., Class A*	168,588
5,607	Zillow Group, Inc., Class C*^	301,657

		80,267,081

IT Services (7.8%):
47,187	Accenture plc, Class C	7,243,204
3,682	Alliance Data Systems Corp.	783,751
34,050	Automatic Data Processing, Inc.	3,863,994
9,088	Black Knight, Inc.*	428,045
10,411	Booz Allen Hamilton Holding Corp.^	403,114
8,921	Broadridge Financial Solutions, Inc.^	978,544
44,482	Cognizant Technology Solutions Corp., Class A	3,580,801
3,890	CoreLogic, Inc.*	175,945
12,060	CSRA, Inc.	497,234
386	DST Systems, Inc.	32,289
21,516	DXC Technology Co.	2,163,003
3,800	Euronet Worldwide, Inc.*^	299,896
14,203	Fidelity National Information Services, Inc.	1,367,749
35,625	First Data Corp., Class A*	570,000
31,640	Fiserv, Inc.*	2,256,248
6,770	FleetCor Technologies, Inc.*	1,370,925
6,635	Gartner, Inc.*	780,409
11,739	Genpact, Ltd.	375,531
11,548	Global Payments, Inc.^	1,287,833
44,251	International Business Machines Corp.	6,789,431
5,870	Jack Henry & Associates, Inc.^	709,977
70,587	MasterCard, Inc., Class A	12,364,019
24,455	Paychex, Inc.^	1,506,183
86,154	PayPal Holdings, Inc.*	6,536,504
12,498	Sabre Corp.^	268,082
18,455	Square, Inc., Class A*^	907,986
2,579	Switch, Inc., Class A^	41,032
13,803	Total System Services, Inc.	1,190,647
138,511	Visa, Inc., Class A^	16,568,685
34,812	Western Union Co.^	669,435
2,366	WEX, Inc.*^	370,563
21,805	Worldpay, Inc., Class A*	1,793,243

		78,174,302

Leisure Products (0.1%):
5,510	Brunswick Corp.	327,239
6,477	Hasbro, Inc.	546,011
5,065	Mattel, Inc.^	66,605
4,408	Polaris Industries, Inc.^	504,804

		1,444,659

Life Sciences Tools & Services (1.0%):
6,064	Agilent Technologies, Inc.	405,682
2,764	Bio-Techne Corp.	417,475

Shares		Fair Value
Common Stocks, continued
Life Sciences Tools & Services, continued
2,607	Bruker Corp.	$78,001
3,613	Charles River Laboratories International, Inc.*	385,652
11,088	Illumina, Inc.*	2,621,425
7,920	IQVIA Holdings, Inc.*	777,031
1,891	Mettler-Toledo International, Inc.*	1,087,382
1,726	PerkinElmer, Inc.	130,693
5,487	Qiagen NV*	177,285
13,696	Thermo Fisher Scientific, Inc.	2,827,675
5,811	Waters Corp.*	1,154,355

		10,062,656

Machinery (2.4%):
9,685	Allison Transmission Holdings, Inc.^	378,296
39,162	Caterpillar, Inc.	5,771,695
3,860	Cummins, Inc.	625,667
24,594	Deere & Co.	3,819,940
9,357	Donaldson Co., Inc.^	421,533
1,297	Dover Corp.	127,391
21,127	Fortive Corp.	1,637,765
4,991	Gardner Denver Holdings, Inc.*	153,124
2,671	Gates Industrial Corp. plc*^	46,769
12,886	Graco, Inc.^	589,148
5,392	IDEX Corp.	768,414
23,201	Illinois Tool Works, Inc.	3,634,669
9,521	Ingersoll-Rand plc	814,141
4,560	Lincoln Electric Holdings, Inc.	410,172
4,126	Middleby Corp. (The)*^	510,758
4,327	Nordson Corp.	589,943
8,697	Parker Hannifin Corp.	1,487,448
544	Snap-On, Inc.^	80,262
1,128	Stanley Black & Decker, Inc.	172,810
7,877	Toro Co.	491,919
3,794	WABCO Holdings, Inc.*	507,903
1,978	Wabtec Corp.^	161,009
9,631	Welbilt, Inc.*^	187,323
7,000	Xylem, Inc.	538,440

		23,926,539

Media (2.8%):
3,661	AMC Networks, Inc., Class A*^	189,274
367	Cable One, Inc.^	252,169
25,306	CBS Corp., Class B	1,300,475
9,046	Charter Communications, Inc., Class A*	2,815,296
326,704	Comcast Corp., Class A	11,163,477
3,770	Discovery Communications, Inc., Class C*	73,590
12,769	DISH Network Corp., Class A*	483,817
1,185	GCI Liberty, Inc., Class A*	62,639
24,662	Interpublic Group of Cos., Inc. (The)	567,966
2,518	Lions Gate Entertainment Corp., Class A	65,040
5,156	Lions Gate Entertainment Corp., Class B	124,156
10,369	Live Nation, Inc.*	436,950
109	Madison Square Garden Co. (The), Class A*	26,792
17,554	Omnicom Group, Inc.	1,275,649
104,576	Sirius XM Holdings, Inc.^	652,554
4,046	Twenty-First Century Fox, Inc.	148,448
1,701	Twenty-First Century Fox, Inc., Class B	61,865
78,221	Walt Disney Co. (The)	7,856,518

		27,556,675

Continued

AZL Russell 1000 Growth Index Fund

Schedule of Portfolio Investments

March 31, 2018 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Metals & Mining (0.1%):
20,787	Freeport-McMoRan Copper & Gold, Inc.	$365,228
1,900	Royal Gold, Inc.^	163,153
5,651	Southern Copper Corp.^	306,171
2,063	Steel Dynamics, Inc.^	91,226

		925,778

Multiline Retail (0.3%):
7,983	Dollar General Corp.	746,810
16,576	Dollar Tree, Inc.*	1,573,062
8,694	Nordstrom, Inc.^	420,877

		2,740,749

Oil, Gas & Consumable Fuels (0.6%):
8,148	Antero Resources Corp.*^	161,738
1,770	Apache Corp.^	68,110
24,364	Cabot Oil & Gas Corp.	584,249
10,140	Cheniere Energy, Inc.*	541,983
5,035	Chesapeake Energy Corp.*^	15,206
6,526	Cimarex Energy Co.^	610,181
2,989	Continental Resources, Inc.*	176,202
2,876	Devon Energy Corp.	91,428
1,693	Diamondback Energy, Inc.*	214,198
4,188	EOG Resources, Inc.	440,871
2,391	EQT Corp.	113,596
1,818	Gulfport Energy Corp.*	17,544
12,658	Laredo Petroleum Holdings, Inc.*	110,251
15,457	Newfield Exploration Co.*	377,460
29,370	ONEOK, Inc.	1,671,739
11,935	Parsley Energy, Inc., Class A*	345,996
4,893	RSP Permian, Inc.*	229,384
9,186	Williams Cos., Inc. (The)	228,364

		5,998,500

Personal Products (0.3%):
16,585	Estee Lauder Co., Inc. (The), Class A	2,483,106
4,778	Herbalife, Ltd.*^	465,712
1,004	Nu Skin Enterprises, Inc., Class A	74,005

		3,022,823

Pharmaceuticals (1.8%):
6,311	Akorn, Inc.*^	118,079
61,708	Bristol-Myers Squibb Co.	3,903,031
74,368	Eli Lilly & Co.	5,753,852
31,446	Johnson & Johnson Co.	4,029,805
11,381	Merck & Co., Inc.	619,923
37,430	Zoetis, Inc.	3,125,779

		17,550,469

Professional Services (0.6%):
1,126	Dun & Bradstreet Corp.	131,742
9,049	Equifax, Inc.	1,066,063
16,604	IHS Markit, Ltd.*	800,976
9,245	Robert Half International, Inc.	535,193
13,665	TransUnion*	775,899
11,523	Verisk Analytics, Inc.*	1,198,391

		4,508,264

Real Estate Management & Development (0.0%):
9,915	CBRE Group, Inc., Class A*	468,186

Road & Rail (1.2%):
58,236	CSX Corp.	3,244,328
6,568	J.B. Hunt Transport Services, Inc.^	769,441
3,200	Landstar System, Inc.	350,880
2,941	Old Dominion Freight Line, Inc.^	432,239
54,370	Union Pacific Corp.	7,308,959

		12,105,847

Shares		Fair Value
Common Stocks, continued
Semiconductors & Semiconductor Equipment (5.0%):
63,740	Advanced Micro Devices, Inc.*^	$640,587
28,257	Analog Devices, Inc.	2,575,060
80,173	Applied Materials, Inc.	4,458,421
30,753	Broadcom, Ltd.	7,246,944
4,983	Cavium, Inc.*	395,551
2,616	Cypress Semiconductor Corp.^	44,367
11,929	KLA-Tencor Corp.	1,300,380
12,392	Lam Research Corp.	2,517,559
21,378	Maxim Integrated Products, Inc.	1,287,383
17,311	Microchip Technology, Inc.^	1,581,533
62,726	Micron Technology, Inc.*	3,270,534
7,312	Microsemi Corp.*	473,233
44,116	NVIDIA Corp.	10,216,824
14,718	NXP Semiconductors NV*	1,722,006
29,791	ON Semiconductor Corp.*	728,688
5,030	Qorvo, Inc.*^	354,364
14,009	Skyworks Solutions, Inc.	1,404,542
13,986	Teradyne, Inc.	639,300
75,162	Texas Instruments, Inc.	7,808,580
670	Versum Materials, Inc.	25,212
18,322	Xilinx, Inc.	1,323,581

		50,014,649

Software (9.7%):
56,283	Activision Blizzard, Inc.	3,796,851
37,588	Adobe Systems, Inc.*	8,122,015
6,492	ANSYS, Inc.*	1,017,231
6,992	Atlassian Corp. plc, Class A*	377,009
12,904	Autodesk, Inc.*	1,620,484
21,044	Cadence Design Systems, Inc.*	773,788
9,635	CDK Global, Inc.	610,281
11,478	Citrix Systems, Inc.*	1,065,158
15,194	Dell Technologies, Inc., Class V*	1,112,353
22,806	Electronic Arts, Inc.*	2,764,999
10,910	Fortinet, Inc.*	584,558
2,144	Guidewire Software, Inc.*^	173,300
18,505	Intuit, Inc.	3,207,842
5,372	Manhattan Associates, Inc.*^	224,979
571,182	Microsoft Corp.	52,131,782
17,969	Oracle Corp.	822,082
8,650	PTC, Inc.*^	674,787
13,472	Red Hat, Inc.*	2,014,199
52,219	Salesforce.com, Inc.*^	6,073,070
12,934	ServiceNow, Inc.*^	2,139,930
10,578	Splunk, Inc.*	1,040,769
11,919	SS&C Technologies Holdings, Inc.	639,335
46,452	Symantec Corp.^	1,200,784
987	Synopsys, Inc.*	82,158
4,888	Tableau Software, Inc., Class A*^	395,048
8,480	Take-Two Interactive Software, Inc.*	829,174
2,586	Tyler Technologies, Inc.*^	545,543
2,128	Ultimate Software Group, Inc. (The)*^	518,594
5,121	VMware, Inc., Class A*	621,024
10,357	Workday, Inc., Class A*^	1,316,478

		96,495,605

Specialty Retail (3.4%):
1,506	Advance Auto Parts, Inc.^	178,536
1,783	AutoZone, Inc.*	1,156,614
2,860	Burlington Stores, Inc.*	380,809
13,859	CarMax, Inc.*^	858,426
5,032	Dick’s Sporting Goods, Inc.^	176,372
2,233	Floor & Decor Holdings, Inc., Class A*^	116,384
507	Foot Locker, Inc.	23,089

Continued

AZL Russell 1000 Growth Index Fund

Schedule of Portfolio Investments

March 31, 2018 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Specialty Retail, continued
704	Gap, Inc. (The)^	$21,965
89,757	Home Depot, Inc. (The)	15,998,289
2,729	L Brands, Inc.^	104,275
63,397	Lowe’s Cos., Inc.	5,563,087
6,793	Michaels Cos., Inc. (The)*^	133,890
6,343	O’Reilly Automotive, Inc.*^	1,569,131
28,712	Ross Stores, Inc.	2,238,962
3,545	Sally Beauty Holdings, Inc.*^	58,315
48,386	TJX Cos., Inc. (The)	3,946,362
9,468	Tractor Supply Co.^	596,673
4,431	Ulta Salon, Cosmetics & Fragrance, Inc.*	905,120
1,313	Williams-Sonoma, Inc.	69,274

		34,095,573

Technology Hardware, Storage & Peripherals (6.7%):
386,686	Apple, Inc.	64,878,178
9,177	NCR Corp.*^	289,259
17,638	NetApp, Inc.	1,088,088
3,279	Western Digital Corp.	302,553

		66,558,078

Textiles, Apparel & Luxury Goods (1.1%):
3,622	Carter’s, Inc.	377,050
27,250	Hanesbrands, Inc.^	501,945
7,181	Lululemon Athletica, Inc.*	639,971
803	Michael Kors Holdings, Ltd.*	49,850
99,096	Nike, Inc., Class C	6,583,938
4,372	Skechers U.S.A., Inc., Class A*	170,027
3,739	Tapestry, Inc.	196,709
10,514	Under Armour, Inc., Class A*^	171,904
10,278	Under Armour, Inc., Class C*^	147,489
18,355	VF Corp.	1,360,473

		10,199,356

Tobacco (1.0%):
145,270	Altria Group, Inc.	9,053,227
10,621	Philip Morris International, Inc.	1,055,727

		10,108,954

Trading Companies & Distributors (0.5%):
301	Air Lease Corp.^	12,829
21,997	Fastenal Co.^	1,200,817
13,976	HD Supply Holdings, Inc.*	530,249
1,303	MSC Industrial Direct Co., Inc., Class A	119,498
6,410	United Rentals, Inc.*	1,107,199
8,732	Univar, Inc.*	242,313
3,673	W.W. Grainger, Inc.^	1,036,778
2,352	Watsco, Inc.	425,641

		4,675,324

Wireless Telecommunication Services (0.1%):
14,187	T-Mobile US, Inc.*	865,974

Total Common Stocks (Cost $708,462,462)		983,421,997

Preferred Stock (0.5%):
Software (0.5%):
841,419	Palantir Technologies, Inc., Series I*(a)(b)	4,636,219

Total Preferred Stock (Cost $5,157,898)		4,636,219

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Securities Held as Collateral for Securities on Loan (7.9%):
$78,064,786	AZL Russell 1000 Growth Index Fund Securities Lending Collateral Account(c)	78,064,786

Total Securities Held as Collateral for Securities on Loan (Cost $78,064,786)		78,064,786

Unaffiliated Investment Company (0.4%):
3,884,444	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 1.46%(d)	3,884,444

Total Unaffiliated Investment Company (Cost $3,884,444)		3,884,444

Total Investment Securities (Cost $795,569,590)—107.9%		1,070,007,446
Net other assets (liabilities)—(7.9)%		(77,921,056)

Net Assets—100.0%		$992,086,390

Percentages indicated are based on net assets as of March 31, 2018.

*	Non-income producing security.
^	This security or a partial position of this security was on loan as of March 31, 2018. The total value of securities on loan as of March 31, 2018, was $77,570,042.
(a)	Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investors. The sub-adviser has deemed these securities to be illiquid based on procedures approved by the Board of Trustees. As of March 31, 2018, these securities represent 0.47% of the net assets of the fund.
(b)	Security was valued in good faith pursuant to procedures approved by the Board of Trustees as of March 31, 2018. The total of all such securities represent 0.47% of the net assets of the fund.
(c)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before March 31, 2018.
(d)	The rate represents the effective yield at March 31, 2018.

Continued

AZL Russell 1000 Growth Index Fund

Schedule of Portfolio Investments

March 31, 2018 (Unaudited)

Futures Contracts

Cash of $205,200 has been segregated to cover margin requirements for the following open contracts as of March 31, 2018:

Long Futures

Description	Expiration Date	Number of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)
NASDAQ 100 E-Mini June Futures (U.S. Dollar)	6/15/18	13	1,714,440	$(105,646)
S&P 500 Index E-Mini June Futures (U.S. Dollar)	6/15/18	22	2,907,300	(111,439)

				$(217,085)

See accompanying notes to the schedules of portfolio investments.

AZL Russell 1000 Value Index Fund

Schedule of Portfolio Investments

March 31, 2018 (Unaudited)

Shares		Fair Value
Common Stocks (99.2%):
Aerospace & Defense (2.0%):
37,182	Arconic, Inc.	$856,673
13,417	General Dynamics Corp.	2,963,815
2,533	Hexcel Corp.	163,606
615	Huntington Ingalls Industries, Inc.	158,522
6,746	L3 Technologies, Inc.^	1,403,168
2,177	Lockheed Martin Corp.	735,674
5,171	Orbital ATK, Inc.	685,726
16,301	Raytheon Co.	3,518,083
10,086	Spirit AeroSystems Holdings, Inc., Class A	844,198
3,139	Teledyne Technologies, Inc.*	587,527
23,487	Textron, Inc.^	1,385,028
66,065	United Technologies Corp.	8,312,299

		21,614,319

Air Freight & Logistics (0.1%):
4,817	Expeditors International of Washington, Inc.^	304,916
2,897	XPO Logistics, Inc.*	294,944

		599,860

Airlines (0.6%):
1,702	Alaska Air Group, Inc.	105,456
21,401	American Airlines Group, Inc.^	1,111,996
2,657	Copa Holdings SA, Class A	341,770
57,808	Delta Air Lines, Inc.	3,168,457
28,913	JetBlue Airways Corp.*^	587,512
5,962	Spirit Airlines, Inc.*^	225,244
23,585	United Continental Holdings, Inc.*	1,638,450

		7,178,885

Auto Components (0.2%):
8,473	Adient plc^	506,346
16,135	BorgWarner, Inc.	810,462
8,672	Gentex Corp.^	199,629
22,224	Goodyear Tire & Rubber Co.^	590,714
1,081	Lear Corp.	201,163

		2,308,314

Automobiles (0.8%):
342,774	Ford Motor Co.^	3,797,936
116,315	General Motors Co.	4,226,887
3,927	Harley-Davidson, Inc.^	168,390

		8,193,213

Banks (12.6%):
14,968	Associated Banc-Corp.	371,955
848,809	Bank of America Corp.	25,455,781
3,918	Bank of Hawaii Corp.^	325,586
5,905	Bank of the Ozarks, Inc.^	285,034
9,461	BankUnited, Inc.	378,251
69,708	BB&T Corp.	3,627,604
2,339	BOK Financial Corp.^	231,538
11,860	CIT Group, Inc.	610,790
228,507	Citigroup, Inc.	15,424,223
43,087	Citizens Financial Group, Inc.	1,808,792
15,348	Comerica, Inc.	1,472,334
8,296	Commerce Bancshares, Inc.^	497,013
4,782	Cullen/Frost Bankers, Inc.^	507,227
11,495	East West Bancorp, Inc.	718,897
29,022	F.N.B. Corp.^	390,346
61,896	Fifth Third Bancorp^	1,965,198
5,053	First Hawaiian, Inc.^	140,625
26,384	First Horizon National Corp.^	496,811
2,893	First Republic Bank^	267,921
93,557	Huntington Bancshares, Inc.	1,412,711
306,371	JPMorgan Chase & Co.	33,691,618
93,758	KeyCorp^	1,832,969
12,488	M&T Bank Corp.	2,302,288
11,559	PacWest Bancorp	572,517

Shares		Fair Value
Common Stocks, continued
Banks, continued
30,297	People’s United Financial, Inc.	$565,342
4,400	Pinnacle Financial Partners, Inc.^	282,480
42,261	PNC Financial Services Group, Inc.^	6,391,554
9,199	Popular, Inc.	382,862
5,869	Prosperity Bancshares, Inc.^	426,265
100,525	Regions Financial Corp.	1,867,755
2,052	Signature Bank*	291,281
41,991	SunTrust Banks, Inc.	2,857,068
1,257	SVB Financial Group*	301,693
10,467	Synovus Financial Corp.	522,722
14,536	TCF Financial Corp.	331,566
138,636	U.S. Bancorp	7,001,118
8,349	Webster Financial Corp.^	462,535
392,999	Wells Fargo & Co.	20,597,078
3,983	Western Alliance Bancorp*	231,452
17,291	Zions Bancorp	911,754

		138,212,554

Beverages (0.6%):
370	Brown-Forman Corp., Class A^	19,732
1,111	Brown-Forman Corp., Class B^	60,438
86,296	Coca-Cola Co. (The)	3,747,836
14,893	Molson Coors Brewing Co., Class B	1,121,890
16,528	PepsiCo, Inc.	1,804,031

		6,753,927

Biotechnology (1.1%):
416	Agios Pharmaceuticals, Inc.*	34,020
3,796	Alexion Pharmaceuticals, Inc.*^	423,102
936	Alnylam Pharmaceuticals, Inc.*^	111,478
45,598	Amgen, Inc.	7,773,548
1,148	Biogen Idec, Inc.*	314,345
32,613	Gilead Sciences, Inc.	2,458,694
1,324	Intrexon Corp.*^	20,297
28,619	OPKO Health, Inc.*^	90,722
3,862	United Therapeutics Corp.*^	433,934

		11,660,140

Building Products (0.4%):
841	Fortune Brands Home & Security, Inc.	49,526
82,237	Johnson Controls International plc^	2,898,032
213	Lennox International, Inc.^	43,531
9,951	Masco Corp.^	402,418
9,514	Owens Corning, Inc.	764,926
7,367	USG Corp.*	297,774

		4,456,207

Capital Markets (4.3%):
4,829	Affiliated Managers Group, Inc.	915,482
1,353	Ameriprise Financial, Inc.	200,163
87,164	Bank of New York Mellon Corp. (The)	4,491,561
14,966	BGC Partners, Inc., Class A	201,293
11,007	BlackRock, Inc., Class A+	5,962,712
21,332	Charles Schwab Corp. (The)	1,113,957
29,974	CME Group, Inc.	4,847,995
23,375	E*TRADE Financial Corp.*^	1,295,209
6,132	Federated Investors, Inc., Class B^	204,809
29,187	Franklin Resources, Inc.^	1,012,205
31,071	Goldman Sachs Group, Inc. (The)	7,825,541
6,388	Interactive Brokers Group, Inc., Class A^	429,529
27,019	Intercontinental Exchange, Inc.	1,959,418
29,463	Invesco, Ltd.	943,111
1,129	Lazard, Ltd., Class A	59,340
5,857	Legg Mason, Inc.^	238,087
113,212	Morgan Stanley	6,108,919

Continued

AZL Russell 1000 Value Index Fund

Schedule of Portfolio Investments

March 31, 2018 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Capital Markets, continued
110	Morningstar, Inc.	$10,507
9,924	NASDAQ OMX Group, Inc. (The)^	855,647
18,406	Northern Trust Corp.	1,898,211
8,180	Raymond James Financial, Inc.^	731,374
31,060	State Street Corp.	3,097,614
17,602	T. Rowe Price Group, Inc.^	1,900,488
2,482	TD Ameritrade Holding Corp.	147,009

		46,450,181

Chemicals (1.8%):
18,763	Air Products & Chemicals, Inc.	2,983,880
7,780	Albemarle Corp.^	721,517
5,623	Ashland Global Holdings, Inc.^	392,429
5,523	Cabot Corp.	307,742
4,939	Celanese Corp., Series A	494,937
20,172	CF Industries Holdings, Inc.^	761,090
108,037	DowDuPont, Inc.	6,883,037
12,478	Eastman Chemical Co.	1,317,427
9,539	Huntsman Corp.	279,016
16,089	Lyondellbasell Industries NV	1,700,286
31,644	Mosaic Co. (The)	768,316
55	NewMarket Corp.^	22,092
14,867	Olin Corp.	451,808
10,477	Platform Speciality Products Corp.*	100,894
1,600	PPG Industries, Inc.^	178,560
3,182	Praxair, Inc.	459,163
766	RPM International, Inc.^	36,515
227	Scotts Miracle-Gro Co. (The)^	19,465
18,468	Valvoline, Inc.^	408,697
1,590	Westlake Chemical Corp.^	176,729

		18,463,600

Commercial Services & Supplies (0.2%):
3,246	ADT, Inc.	25,741
1,284	Clean Harbors, Inc.*	62,672
17,145	Pitney Bowes, Inc.	186,709
19,914	Republic Services, Inc., Class A	1,318,904
7,419	Stericycle, Inc.*	434,234
6,869	Waste Management, Inc.	577,820

		2,606,080

Communications Equipment (2.1%):
16,082	ARRIS International plc*^	427,299
439,654	Cisco Systems, Inc.	18,856,759
8,078	CommScope Holding Co., Inc.*	322,878
4,127	EchoStar Corp., Class A*	217,782
7,756	Harris Corp.^	1,250,888
32,494	Juniper Networks, Inc.	790,579
12,877	Motorola Solutions, Inc.	1,355,948

		23,222,133

Construction & Engineering (0.2%):
13,917	Aecom Technology Corp.*^	495,863
12,612	Fluor Corp.^	721,658
10,769	Jacobs Engineering Group, Inc.	636,986
10,088	Quanta Services, Inc.*^	346,523
1,973	Valmont Industries, Inc.^	288,650

		2,489,680

Construction Materials (0.0%):
554	Martin Marietta Materials, Inc.	114,844
810	Vulcan Materials Co.^	92,478

		207,322

Consumer Finance (1.5%):
38,493	Ally Financial, Inc.^	1,045,085
63,741	American Express Co.^	5,945,759
39,679	Capital One Financial Corp.	3,802,042
94	Credit Acceptance Corp.*	31,059

Shares		Fair Value
Common Stocks, continued
Consumer Finance, continued
31,839	Discover Financial Services	$2,290,179
23,442	Navient Corp.^	307,559
5,906	Onemain Holdings, Inc.*^	176,826
13,445	Santander Consumer USA Holdings, Inc.	219,154
39,013	SLM Corp.*^	437,336
69,051	Synchrony Financial	2,315,280

		16,570,279

Containers & Packaging (0.4%):
4,245	AptarGroup, Inc.^	381,328
1,027	Ardagh Group SA	19,184
368	Avery Dennison Corp.	39,100
13,876	Ball Corp.^	551,016
8,212	Bemis Co., Inc.^	357,386
3,446	Crown Holdings, Inc.*	174,885
8,436	Graphic Packaging Holding Co.	129,493
3,533	International Paper Co.	188,768
2,924	Owens-Illinois, Inc.*^	63,334
7,834	Sealed Air Corp.^	335,217
8,785	Sonoco Products Co.^	426,073
22,243	WestRock Co.	1,427,332

		4,093,116

Distributors (0.1%):
7,678	Genuine Parts Co.^	689,792
23,662	LKQ Corp.*	897,972

		1,587,764

Diversified Consumer Services (0.1%):
395	Graham Holdings Co., Class B	237,889
15,829	H&R Block, Inc.^	402,215

		640,104

Diversified Financial Services (3.3%):
170,646	Berkshire Hathaway, Inc., Class B*	34,040,464
22,233	Leucadia National Corp.	505,356
14,416	Voya Financial, Inc.	728,008

		35,273,828

Diversified Telecommunication Services (2.7%):
545,728	AT&T, Inc.^	19,455,204
84,191	CenturyLink, Inc.	1,383,258
181,492	Verizon Communications, Inc.	8,678,947

		29,517,409

Electric Utilities (3.5%):
20,591	Alliant Energy Corp.	841,348
43,593	American Electric Power Co., Inc.	2,990,044
4,591	Avangrid, Inc.^	234,692
62,261	Duke Energy Corp.^	4,823,360
27,930	Edison International^	1,778,024
15,482	Entergy Corp.	1,219,672
28,052	Eversource Energy^	1,652,824
84,613	Exelon Corp.	3,300,753
38,778	FirstEnergy Corp.^	1,318,840
19,344	Great Plains Energy, Inc.	614,946
10,026	Hawaiian Electric Industries, Inc.^	344,694
41,654	NextEra Energy, Inc.	6,803,348
17,879	OGE Energy Corp.^	585,895
45,036	PG&E Corp.	1,978,431
9,943	Pinnacle West Capital Corp.	793,451
60,300	PPL Corp.	1,705,887
88,166	Southern Co. (The)^	3,937,494
12,743	Westar Energy, Inc.^	670,154
44,363	Xcel Energy, Inc.	2,017,629

		37,611,486

Electrical Equipment (0.7%):
1,168	Acuity Brands, Inc.^	162,574
16,804	AMETEK, Inc.	1,276,600

Continued

AZL Russell 1000 Value Index Fund

Schedule of Portfolio Investments

March 31, 2018 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Electrical Equipment, continued
39,314	Eaton Corp. plc	$3,141,582
48,163	Emerson Electric Co.	3,289,533
1,744	Hubbell, Inc.	212,384
4,000	Regal-Beloit Corp.^	293,400
7,569	Sensata Technologies Holding plc*^	392,301

		8,768,374

Electronic Equipment, Instruments & Components (0.5%):
7,993	Arrow Electronics, Inc.*	615,621
10,867	Avnet, Inc.	453,806
71,434	Corning, Inc.	1,991,579
4,785	Dolby Laboratories, Inc., Class A^	304,135
5,911	FLIR Systems, Inc.	295,609
15,545	Jabil, Inc.	446,608
16,699	Keysight Technologies, Inc.*^	874,860
1,849	National Instruments Corp.	93,504
4,520	Trimble Navigation, Ltd.*	162,178

		5,237,900

Energy Equipment & Services (1.2%):
37,205	Baker Hughes^	1,033,183
24,587	Halliburton Co.	1,154,114
9,570	Helmerich & Payne, Inc.^	636,979
27,729	Nabors Industries, Ltd.	193,826
32,851	National-Oilwell Varco, Inc.^	1,209,245
8,860	Oceaneering International, Inc.^	164,264
18,672	Patterson-UTI Energy, Inc.	326,947
125	RPC, Inc.^	2,254
123,034	Schlumberger, Ltd.	7,970,143
35,721	Transocean, Ltd.*^	353,638
79,937	Weatherford International plc*^	183,056

		13,227,649

Equity Real Estate Investment Trusts (4.4%):
8,853	Alexandria Real Estate Equities, Inc.	1,105,651
12,225	American Campus Communities, Inc.	472,130
21,687	American Homes 4 Rent, Class A^	435,475
13,995	Apartment Investment & Management Co., Class A	570,296
19,088	Apple Hospitality REIT, Inc.	335,376
12,195	AvalonBay Communities, Inc.	2,005,590
11,606	Boston Properties, Inc.	1,430,091
16,209	Brandywine Realty Trust	257,399
27,541	Brixmor Property Group, Inc.	420,000
8,204	Camden Property Trust^	690,613
48,417	Colony Northstar, Inc.^	272,104
11,323	Columbia Property Trust, Inc.	231,669
10,323	Corecivic, Inc.^	201,505
9,328	Corporate Office Properties Trust^	240,942
5,403	CubeSmart^	152,365
957	Cyrusone, Inc.^	49,008
8,502	DCT Industrial Trust, Inc.	479,003
26,928	DDR Corp.^	197,382
4,393	Digital Realty Trust, Inc.	462,934
2,311	Douglas Emmett, Inc.	84,952
32,032	Duke Realty Corp.^	848,207
11,473	Empire State Realty Trust, Inc., Class A	192,632
5,723	EPR Properties^	317,054
11,141	Equity Commonwealth*	341,694
31,117	Equity Residential Property Trust	1,917,430
5,786	Essex Property Trust, Inc.^	1,392,574
1,587	Extra Space Storage, Inc.^	138,640
3,961	Federal Realty Investment Trust^	459,912

Shares		Fair Value
Common Stocks, continued
Equity Real Estate Investment Trusts, continued
22,634	Forest City Realty Trust, Inc., Class A	$458,565
12,356	Gaming & Leisure Properties, Inc.	413,555
53,880	Ggp US	1,102,385
41,571	HCP, Inc.^	965,694
18,136	Healthcare Trust of America, Inc., Class A	479,697
9,187	Highwoods Properties, Inc.^	402,574
13,892	Hospitality Properties Trust^	352,023
63,623	Host Hotels & Resorts, Inc.^	1,185,933
12,527	Hudson Pacific Properties, Inc.	407,503
26,358	Invitation Homes, Inc.	601,753
2,957	Iron Mountain, Inc.	97,167
7,725	JBG SMITH Properties	260,410
8,666	Kilroy Realty Corp.^	614,939
36,992	Kimco Realty Corp.^	532,685
751	Lamar Advertising Co., Class A^	47,809
13,288	Liberty Property Trust	527,932
4,147	Life Storage, Inc.	346,357
11,783	Macerich Co. (The)^	660,084
32,785	Medical Properties Trust, Inc.^	426,205
10,030	Mid-America Apartment Communities, Inc.	915,137
13,636	National Retail Properties, Inc.^	535,349
17,526	Omega Healthcare Investors, Inc.^	473,903
10,879	Outfront Media, Inc.	203,872
18,349	Paramount Group, Inc.	261,290
15,781	Parks Hotels & Resorts, Inc.^	426,403
13,638	Piedmont Office Realty Trust, Inc., Class A^	239,892
46,742	ProLogis, Inc.	2,944,280
11,717	Rayonier, Inc.^	412,204
24,957	Realty Income Corp.^	1,291,026
13,422	Regency Centers Corp.	791,630
19,895	Retail Properties of America, Inc., Class A	231,976
20,066	Senior Housing Properties Trust^	314,234
2,644	Simon Property Group, Inc.	408,101
8,207	SL Green Realty Corp.	794,684
40,932	Spirit Realty Capital, Inc.^	317,632
15,526	STORE Capital Corp.	385,355
6,967	Sun Communities, Inc.	636,575
7,786	Tanger Factory Outlet Centers, Inc.^	171,292
2,713	Taubman Centers, Inc.	154,397
23,924	UDR, Inc.	852,173
14,130	Uniti Group, Inc.^	229,613
30,881	Ventas, Inc.	1,529,536
87,457	VEREIT, Inc.^	608,701
19,671	VICI Properties, Inc.^	360,373
15,228	Vornado Realty Trust	1,024,844
11,058	Weingarten Realty Investors^	310,509
32,842	Welltower, Inc.^	1,787,590
65,421	Weyerhaeuser Co.^	2,289,735
9,571	WP Carey, Inc.	593,306

		47,081,510

Food & Staples Retailing (2.1%):
3,422	Casey’s General Stores, Inc.^	375,633
89,906	CVS Health Corp.	5,593,052
35,913	Kroger Co. (The)	859,757
52,157	Rite Aid Corp.*^	87,624
18,316	US Foods Holding Corp.*	600,215
62,027	Walgreens Boots Alliance, Inc.	4,060,908
127,060	Wal-Mart Stores, Inc.	11,304,528

		22,881,717

Continued

AZL Russell 1000 Value Index Fund

Schedule of Portfolio Investments

March 31, 2018 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Food Products (2.0%):
48,495	Archer-Daniels-Midland Co.^	$2,103,228
12,273	Bunge, Ltd.	907,466
5,259	Campbell Soup Co.^	227,767
33,827	ConAgra Foods, Inc.	1,247,540
16,056	Flowers Foods, Inc.^	350,984
14,248	General Mills, Inc.^	642,015
9,151	Hain Celestial Group, Inc.*^	293,473
1,327	Hershey Co. (The)	131,320
24,280	Hormel Foods Corp.^	833,290
6,141	Ingredion, Inc.	791,698
9,577	JM Smucker Co. (The)^	1,187,644
1,532	Kellogg Co.^	99,595
53,277	Kraft Heinz Co. (The)	3,318,624
10,242	Lamb Weston Holding, Inc.^	596,289
127,713	Mondelez International, Inc., Class A^	5,329,463
433	Pilgrim’s Pride Corp.*^	10,656
10,646	Pinnacle Foods, Inc.	575,949
5,840	Post Holdings, Inc.*^	442,438
24	Seaboard Corp.^	102,360
3,464	TreeHouse Foods, Inc.*^	132,567
24,498	Tyson Foods, Inc., Class A	1,793,009

		21,117,375

Gas Utilities (0.2%):
9,278	Atmos Energy Corp.^	781,579
7,254	National Fuel Gas Co.^	373,218
15,527	UGI Corp.	689,709

		1,844,506

Health Care Equipment & Supplies (2.9%):
150,137	Abbott Laboratories	8,996,209
40,130	Baxter International, Inc.	2,610,055
980	Cooper Cos., Inc. (The)	224,234
54,238	Danaher Corp.^	5,310,443
19,705	DENTSPLY SIRONA, Inc.	991,359
301	Hill-Rom Holdings, Inc.	26,187
10,825	Hologic, Inc.*^	404,422
111,222	Medtronic plc	8,922,229
7,547	STERIS plc^	704,588
3,278	Teleflex, Inc.^	835,824
17,752	Zimmer Holdings, Inc.	1,935,678

		30,961,228

Health Care Providers & Services (2.4%):
7,052	Acadia Healthcare Co., Inc.*^	276,297
19,057	Aetna, Inc.	3,220,634
22,706	Anthem, Inc.	4,988,509
16,464	Brookdale Senior Living, Inc.*^	110,473
27,831	Cardinal Health, Inc.^	1,744,447
12,989	Centene Corp.*	1,388,134
2,695	Cigna Corp.	452,059
12,936	DaVita, Inc.*	853,000
10,777	Envision Healthcare Corp.*^	414,160
46,608	Express Scripts Holding Co.*^	3,219,681
23,431	HCA Holdings, Inc.	2,272,807
736	Humana, Inc.	197,859
8,900	Laboratory Corp. of America Holdings*	1,439,575
2,626	LifePoint Hospitals, Inc.*	123,422
16,407	McKesson Corp.^	2,311,254
8,199	MEDNAX, Inc.*	456,110
6,291	Patterson Cos., Inc.^	139,849
3,430	Premier, Inc., Class A*^	107,393
11,967	Quest Diagnostics, Inc.	1,200,290

Shares		Fair Value
Common Stocks, continued
Health Care Providers & Services, continued
7,437	Universal Health Services, Inc., Class B	$880,615
284	WellCare Health Plans, Inc.*	54,991

		25,851,559

Hotels, Restaurants & Leisure (0.8%):
12,576	Aramark Holdings Corp.	497,506
35,881	Carnival Corp., Class A	2,353,076
8,093	Extended Stay America, Inc.	159,999
2,267	Hilton Worldwide Holdings, Inc.	178,549
4,210	Hyatt Hotels Corp., Class A	321,055
10,064	International Game Technology plc	269,011
40,195	MGM Resorts International^	1,407,628
17,712	Norwegian Cruise Line Holdings, Ltd.*	938,204
15,069	Royal Caribbean Cruises, Ltd.	1,774,224
4,573	Yum China Holdings, Inc.	189,780

		8,089,032

Household Durables (0.7%):
13,843	D.R. Horton, Inc.	606,877
10,925	Garmin, Ltd.	643,810
2,033	Leggett & Platt, Inc.^	90,184
22,667	Lennar Corp., Class A	1,335,993
1,597	Lennar Corp., Class B^	76,161
5,011	Mohawk Industries, Inc.*	1,163,654
42,685	Newell Rubbermaid, Inc.^	1,087,614
17,517	PulteGroup, Inc.^	516,576
2,403	Tempur Sealy International, Inc.*^	108,832
7,283	Toll Brothers, Inc.	314,990
5,624	Whirlpool Corp.^	861,091

		6,805,782

Household Products (2.1%):
1,727	Clorox Co. (The)^	229,881
64,059	Colgate-Palmolive Co.	4,591,749
4,736	Kimberly-Clark Corp.	521,576
212,832	Procter & Gamble Co. (The)	16,873,321

		22,216,527

Independent Power & Renewable Electricity Producers (0.2%):
59,254	AES Corp. (The)^	673,718
21,663	NRG Energy, Inc.	661,371
21,872	Vistra Energy Corp.*^	455,594

		1,790,683

Industrial Conglomerates (1.2%):
5,467	Carlisle Cos., Inc.	570,809
637,505	General Electric Co.	8,593,567
27,760	Honeywell International, Inc.	4,011,598
471	Roper Industries, Inc.	132,205

		13,308,179

Insurance (4.6%):
67,686	Aflac, Inc.	2,961,939
1,178	Alleghany Corp.	723,810
22,769	Allstate Corp. (The)	2,158,501
6,092	American Financial Group, Inc.^	683,644
70,090	American International Group, Inc.	3,814,298
625	American National Insurance Co.	73,100
9,151	Arch Capital Group, Ltd.*	783,234
4,797	Arthur J. Gallagher & Co.	329,698
3,450	Aspen Insurance Holdings, Ltd.	154,733
3,835	Assurant, Inc.	350,557
10,710	Assured Guaranty, Ltd.^	387,702
10,420	Athene Holding, Ltd.*	498,180
7,523	Axis Capital Holdings, Ltd.	433,099
7,519	Brighthouse Financial, Inc.*	386,477
21,444	Brown & Brown, Inc.	545,535

Continued

AZL Russell 1000 Value Index Fund

Schedule of Portfolio Investments

March 31, 2018 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Insurance, continued
41,311	Chubb, Ltd.^	$5,650,105
13,507	Cincinnati Financial Corp.	1,003,030
2,502	CNA Financial Corp.	123,474
718	Erie Indemnity Co., Class A^	84,466
3,544	Everest Re Group, Ltd.	910,169
9,212	First American Financial Corp.	540,560
22,973	FNF Group	919,379
3,887	Hanover Insurance Group, Inc. (The)	458,238
31,369	Hartford Financial Services Group, Inc. (The)	1,616,131
19,128	Lincoln National Corp.	1,397,492
24,287	Loews Corp.^	1,207,793
1,194	Markel Corp.*^	1,397,279
2,347	Mercury General Corp.^	107,657
79,715	MetLife, Inc.	3,658,121
21,028	Old Republic International Corp.	451,051
23,377	Principal Financial Group, Inc.	1,423,893
4,945	ProAssurance Corp.	240,080
37,649	Prudential Financial, Inc.	3,898,554
5,681	Reinsurance Group of America, Inc.	874,874
3,381	RenaissanceRe Holdings, Ltd.	468,302
9,889	Torchmark Corp.^	832,357
24,083	Travelers Cos., Inc. (The)	3,344,165
19,632	UnumProvident Corp.	934,680
6,989	Validus Holdings, Ltd.	471,408
8,726	W.R. Berkley Corp.	634,380
330	White Mountains Insurance Group, Ltd.	271,432
11,097	Willis Towers Watson plc	1,688,852
15,568	XL Group, Ltd.	860,288

		49,752,717

Internet & Direct Marketing Retail (0.1%):
3,855	Liberty Expedia Holdings, Class A*^	151,424
15,480	Liberty Interactive Corp., Class A*	389,632
5,016	TripAdvisor, Inc.*^	205,104

		746,160

Internet Software & Services (0.6%):
14,374	Akamai Technologies, Inc.*	1,020,267
84,080	eBay, Inc.*	3,383,378
1,790	LogMeIn, Inc.	206,835
56,453	Twitter, Inc.*	1,637,701
1,201	Zillow Group, Inc., Class A*	64,854
2,937	Zillow Group, Inc., Class C*^	158,011

		6,471,046

IT Services (0.8%):
12,345	Amdocs, Ltd.	823,658
885	Booz Allen Hamilton Holding Corp.^	34,267
17,240	Conduent, Inc.*^	321,354
2,955	CoreLogic, Inc.*^	133,655
4,859	DST Systems, Inc.	406,455
12,268	Fidelity National Information Services, Inc.	1,181,408
23,429	International Business Machines Corp.	3,594,712
12,815	Leidos Holdings, Inc.	838,101
4,189	Sabre Corp.^	89,854
1,297	Switch, Inc., Class A^	20,635
10,874	Teradata Corp.*^	431,372
691	WEX, Inc.*^	108,224

		7,983,695

Leisure Products (0.1%):
1,439	Brunswick Corp.	85,462
2,573	Hasbro, Inc.^	216,904

Shares		Fair Value
Common Stocks, continued
Leisure Products, continued
25,036	Mattel, Inc.^	$329,224

		631,590

Life Sciences Tools & Services (0.7%):
21,652	Agilent Technologies, Inc.	1,448,519
1,888	Bio-Rad Laboratories, Inc., Class A*	472,151
5,905	Bruker Corp.	176,678
4,946	IQVIA Holdings, Inc.*	485,252
7,997	PerkinElmer, Inc.	605,533
13,674	Qiagen NV*	441,807
19,332	Thermo Fisher Scientific, Inc.	3,991,284

		7,621,224

Machinery (1.4%):
6,035	AGCO Corp.^	391,370
4,629	Caterpillar, Inc.	682,222
7,998	Colfax Corp.*	255,136
4,495	Crane Co.	416,866
9,447	Cummins, Inc.	1,531,264
680	Donaldson Co., Inc.^	30,634
12,232	Dover Corp.	1,201,427
11,731	Flowserve Corp.	508,304
2,783	Fortive Corp.	215,738
563	IDEX Corp.	80,233
10,818	Ingersoll-Rand plc	925,047
7,992	ITT, Inc.	391,448
6,718	OshKosh Corp.^	519,100
30,051	PACCAR, Inc.^	1,988,476
1,631	Parker Hannifin Corp.^	278,950
14,685	Pentair plc^	1,000,489
4,428	Snap-On, Inc.^	653,307
11,964	Stanley Black & Decker, Inc.	1,832,885
6,963	Terex Corp.^	260,486
6,229	Timken Co.	284,042
13,543	Trinity Industries, Inc.^	441,908
5,273	Wabtec Corp.^	429,222
7,776	Xylem, Inc.^	598,130

		14,916,684

Marine (0.0%):
4,820	Kirby Corp.*^	370,899

Media (2.3%):
5,129	Charter Communications, Inc., Class A*	1,596,247
9,744	Cinemark Holdings, Inc.	367,056
30,760	Comcast Corp., Class A	1,051,069
13,860	Discovery Communications, Inc., Class A*^	297,020
22,182	Discovery Communications, Inc., Class C*	432,993
4,540	DISH Network Corp., Class A*	172,021
7,200	GCI Liberty, Inc., Class A*^	380,592
5,076	Interpublic Group of Cos., Inc. (The)	116,900
4,004	John Wiley & Sons, Inc., Class A^	255,055
2,212	Liberty Broadband Corp., Class A*	187,578
8,946	Liberty Broadband Corp., Class C*	766,583
1,716	Liberty Media Group, Class A*	50,262
17,310	Liberty Media Group, Class C*	534,014
8,071	Liberty SiriusXM Group, Class A*	331,718
16,106	Liberty SiriusXM Group, Class C*	657,930
1,807	Lions Gate Entertainment Corp., Class A	46,675
2,954	Lions Gate Entertainment Corp., Class B	71,132
1,473	Madison Square Garden Co. (The), Class A*	362,063
34,171	News Corp., Class A	539,902
11,377	News Corp., Class B^	183,170

Continued

AZL Russell 1000 Value Index Fund

Schedule of Portfolio Investments

March 31, 2018 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Media, continued
4,553	Sirius XM Holdings, Inc.	$28,411
19,302	Tegna, Inc.^	219,850
68,855	Time Warner, Inc.	6,512,305
7,175	Tribune Media Co., Class A	290,659
87,818	Twenty-First Century Fox, Inc.	3,222,042
36,093	Twenty-First Century Fox, Inc., Class B	1,312,702
871	Viacom, Inc., Class A^	34,492
30,503	Viacom, Inc., Class B^	947,423
42,366	Walt Disney Co. (The)	4,255,241

		25,223,105

Metals & Mining (0.8%):
16,045	Alcoa Corp.	721,383
95,538	Freeport-McMoRan Copper & Gold, Inc.	1,678,603
47,215	Newmont Mining Corp.	1,844,690
28,303	Nucor Corp.	1,729,030
6,353	Reliance Steel & Aluminum Co.	544,706
3,730	Royal Gold, Inc.^	320,295
614	Southern Copper Corp.^	33,267
17,899	Steel Dynamics, Inc.^	791,494
25,462	Tahoe Resources, Inc.	119,417
15,707	United States Steel Corp.^	552,729

		8,335,614

Mortgage Real Estate Investment Trusts (0.3%):
35,387	Agnc Investment Corp.^	669,523
102,843	Annaly Capital Management, Inc.^	1,072,653
17,289	Chimera Investment Corp.	301,001
34,482	MFA Financial, Inc.	259,649
29,985	New Residential Investment Corp.	493,253
23,162	Starwood Property Trust, Inc.^	485,244
15,139	Two Harbors Investment Corp.^	232,686

		3,514,009

Multiline Retail (0.6%):
14,848	Dollar General Corp.	1,389,030
1,168	Dollar Tree, Inc.*	110,843
14,599	Kohl’s Corp.^	956,380
27,505	Macy’s, Inc.^	817,999
48,287	Target Corp.	3,352,567

		6,626,819

Multi-Utilities (1.8%):
21,475	Ameren Corp.	1,216,129
38,246	CenterPoint Energy, Inc.^	1,047,940
24,979	CMS Energy Corp.	1,131,299
27,576	Consolidated Edison, Inc.	2,149,273
56,758	Dominion Energy, Inc.	3,827,192
15,573	DTE Energy Co.	1,625,821
17,510	MDU Resources Group, Inc.^	493,082
30,074	NiSource, Inc.^	719,069
44,787	Public Service Enterprise Group, Inc.	2,250,099
11,852	SCANA Corp.	445,043
22,064	Sempra Energy^	2,453,958
7,491	Vectren Corp.	478,825
27,454	WEC Energy Group, Inc.^	1,721,366

		19,559,096

Oil, Gas & Consumable Fuels (9.3%):
48,114	Anadarko Petroleum Corp.	2,906,567
13,585	Andeavor	1,366,108
10,250	Antero Resources Corp.*^	203,463
31,541	Apache Corp.^	1,213,698
12,253	Cabot Oil & Gas Corp.^	293,827

Shares		Fair Value
Common Stocks, continued
Oil, Gas & Consumable Fuels, continued
13,910	Centennial Resources Development*^	$255,249
6,059	Cheniere Energy, Inc.*	323,854
75,526	Chesapeake Energy Corp.*^	228,089
167,669	Chevron Corp.	19,120,973
478	Cimarex Energy Co.^	44,693
20,701	CNX Resources Corp.*^	319,416
12,935	Concho Resources, Inc.*	1,944,519
104,679	ConocoPhillips Co.	6,206,418
2,384	CONSOL Energy, Inc.*	69,064
4,532	Continental Resources, Inc.*	267,161
42,258	Devon Energy Corp.	1,343,382
6,543	Diamondback Energy, Inc.*	827,820
8,719	Energen Corp.*	548,076
46,397	EOG Resources, Inc.	4,884,212
18,637	EQT Corp.	885,444
10,721	Extraction Oil & Gas, Inc.*^	122,863
376,470	Exxon Mobil Corp.	28,088,426
12,884	Gulfport Energy Corp.*	124,331
24,726	Hess Corp.^	1,251,630
15,950	HollyFrontier Corp.^	779,317
166,923	Kinder Morgan, Inc.	2,513,860
21,787	Kosmos Energy LLC*	137,258
73,996	Marathon Oil Corp.	1,193,555
42,490	Marathon Petroleum Corp.	3,106,444
14,706	Murphy Oil Corp.^	380,003
41,865	Noble Energy, Inc.^	1,268,510
67,343	Occidental Petroleum Corp.	4,374,601
6,979	Parsley Energy, Inc., Class A*	202,321
9,810	PBF Energy, Inc., Class A	332,559
37,667	Phillips 66	3,613,019
14,899	Pioneer Natural Resources Co.	2,559,350
21,246	QEP Resources, Inc.*	207,998
20,867	Range Resources Corp.^	303,406
5,945	RSP Permian, Inc.*	278,702
10,416	SM Energy Co.	187,800
51,884	Southwestern Energy Co.*	224,658
19,086	Targa Resources Corp.	839,784
38,677	Valero Energy Corp.	3,588,065
8,223	Whiting Petroleum Corp.*^	278,266
62,658	Williams Cos., Inc. (The)	1,557,678
6,236	World Fuel Services Corp.	153,094
35,625	WPX Energy, Inc.*^	526,538

		101,446,069

Paper & Forest Products (0.0%):
5,636	Domtar Corp.^	239,755

Personal Products (0.1%):
42,143	Coty, Inc., Class A^	771,217
5,205	Edgewell Personal Care Co.*^	254,108
3,326	Nu Skin Enterprises, Inc., Class A	245,159

		1,270,484

Pharmaceuticals (6.5%):
680	Akorn, Inc.*^	12,723
29,775	Allergan plc	5,010,835
73,888	Bristol-Myers Squibb Co.	4,673,416
20,661	Endo International plc*	122,726
202,619	Johnson & Johnson Co.	25,965,626
8,230	Mallinckrodt plc*^	119,170
229,732	Merck & Co., Inc.	12,513,502
46,856	Mylan NV*	1,929,062
11,414	Perrigo Co. plc^	951,243
525,231	Pfizer, Inc.	18,640,448

		69,938,751

Professional Services (0.3%):
2,034	Dun & Bradstreet Corp.	237,978

Continued

AZL Russell 1000 Value Index Fund

Schedule of Portfolio Investments

March 31, 2018 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Professional Services, continued
14,919	IHS Markit, Ltd.*	$719,693
6,043	Manpower, Inc.	695,549
30,970	Nielsen Holdings plc^	984,537

		2,637,757

Real Estate Management & Development (0.2%):
14,893	CBRE Group, Inc., Class A*^	703,247
3,287	Howard Hughes Corp. (The)*	457,320
4,074	Jones Lang LaSalle, Inc.	711,484
11,110	Realogy Holdings Corp.^	303,081

		2,175,132

Road & Rail (0.6%):
435	AMERCO, Inc.^	150,119
7,855	CSX Corp.	437,602
5,509	Genesee & Wyoming, Inc., Class A*	389,982
8,943	Kansas City Southern^	982,389
25,190	Norfolk Southern Corp.^	3,420,297
2,107	Old Dominion Freight Line, Inc.^	309,666
4,792	Ryder System, Inc.^	348,810
6,398	Union Pacific Corp.	860,083

		6,898,948

Semiconductors & Semiconductor Equipment (3.2%):
27,340	Cypress Semiconductor Corp.^	463,686
7,355	First Solar, Inc.*	522,058
418,122	Intel Corp.	21,775,794
34,488	Marvell Technology Group, Ltd.^	724,248
23,320	Micron Technology, Inc.*	1,215,905
1,874	Microsemi Corp.*	121,285
12,967	NXP Semiconductors NV*	1,517,139
2,370	ON Semiconductor Corp.*^	57,970
5,495	Qorvo, Inc.*^	387,123
130,632	QUALCOMM, Inc.	7,238,319
1,060	Teradyne, Inc.^	48,453
8,926	Versum Materials, Inc.	335,885
1,100	Xilinx, Inc.	79,464

		34,487,329

Software (1.3%):
3,432	Autodesk, Inc.*	430,991
27,438	CA, Inc.^	930,148
16,526	FireEye, Inc.*	279,785
4,144	Guidewire Software, Inc.*^	334,960
25,932	Nuance Communications, Inc.*	408,429
237,952	Oracle Corp.	10,886,303
1,430	SS&C Technologies Holdings, Inc.	76,705
11,886	Synopsys, Inc.*	989,391
66,435	Zynga, Inc.*	243,152

		14,579,864

Specialty Retail (0.7%):
4,695	Advance Auto Parts, Inc.^	556,592
5,253	AutoNation, Inc.*^	245,735
357	AutoZone, Inc.*	231,582
12,607	Bed Bath & Beyond, Inc.^	264,621
22,579	Best Buy Co., Inc.	1,580,305
2,617	Burlington Stores, Inc.*	348,454
1,935	Dick’s Sporting Goods, Inc.^	67,822
10,352	Foot Locker, Inc.	471,430
8,839	GameStop Corp., Class A^	111,548
20,340	Gap, Inc. (The)^	634,608
17,492	L Brands, Inc.^	668,369
2,320	Michaels Cos., Inc. (The)*^	45,727
2,932	Murphy U.S.A., Inc.*^	213,450
3,135	Penske Automotive Group, Inc.^	138,975

Shares		Fair Value
Common Stocks, continued
Specialty Retail, continued
7,200	Sally Beauty Holdings, Inc.*^	$118,440
5,503	Signet Jewelers, Ltd.	211,976
9,337	Tiffany & Co.^	911,851
7,121	Urban Outfitters, Inc.*	263,192
6,120	Williams-Sonoma, Inc.	322,891

		7,407,568

Technology Hardware, Storage & Peripherals (0.8%):
139,140	Hewlett Packard Enterprise Co.	2,440,516
146,028	HP, Inc.^	3,200,933
3,468	NetApp, Inc.	213,941
22,298	Western Digital Corp.	2,057,436
20,711	Xerox Corp.	596,063

		8,508,889

Textiles, Apparel & Luxury Goods (0.4%):
11,499	Michael Kors Holdings, Ltd.*	713,858
6,723	PVH Corp.	1,018,064
4,999	Ralph Lauren Corp.^	558,888
6,826	Skechers U.S.A., Inc., Class A*	265,463
20,585	Tapestry, Inc.	1,082,978
4,674	Under Armour, Inc., Class A*^	76,420
4,889	Under Armour, Inc., Class C*^	70,157
7,662	VF Corp.	567,907

		4,353,735

Thrifts & Mortgage Finance (0.1%):
43,051	New York Community Bancorp, Inc.	560,954
4,788	TFS Financial Corp.^	70,336

		631,290

Tobacco (1.2%):
125,395	Philip Morris International, Inc.	12,464,263

Trading Companies & Distributors (0.1%):
8,242	Air Lease Corp.^	351,274
2,378	MSC Industrial Direct Co., Inc., Class A	218,086
292	W.W. Grainger, Inc.^	82,423
4,361	WESCO International, Inc.*	270,600

		922,383

Transportation Infrastructure (0.0%):
7,165	Macquarie Infrastructure Corp.^	264,603

Water Utilities (0.2%):
15,511	American Water Works Co., Inc.	1,273,918
15,977	Aqua America, Inc.^	544,177

		1,818,095

Wireless Telecommunication Services (0.1%):
58,194	Sprint Corp.*^	283,987
8,703	Telephone & Data Systems, Inc.	243,945
10,122	T-Mobile US, Inc.*	617,846
1,461	United States Cellular Corp.*	58,718

		1,204,496

Total Common Stocks (Cost $924,316,099)		1,071,894,491

Continued

AZL Russell 1000 Value Index Fund

Schedule of Portfolio Investments

March 31, 2018 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Securities Held as Collateral for Securities on Loan (14.8%):
$160,396,250	AZL Russell 1000 Value Index Fund Securities Lending Collateral Account(a)	160,396,250

Total Securities Held as Collateral for Securities on Loan (Cost $160,396,250)		160,396,250

Unaffiliated Investment Company (0.7%):
7,932,303	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 1.46%(b)	7,932,303

Total Unaffiliated Investment Company (Cost $7,932,303)		7,932,303

Total Investment Securities
(Cost $1,092,644,652)—114.7%		1,240,223,044
Net other assets (liabilities)—(14.7)%		(158,624,573)

Net Assets—100.0%		$1,081,598,471

Percentages indicated are based on net assets as of March 31, 2018.

*	Non-income producing security.
^	This security or a partial position of this security was on loan as of March 31, 2018. The total value of securities on loan as of March 31, 2018, was $158,674,539.
+	Affiliated Securities
(a)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before March 31, 2018.
(b)	The rate represents the effective yield at March 31, 2018.`

Continued

AZL Russell 1000 Value Index Fund

Schedule of Portfolio Investments

March 31, 2018 (Unaudited)

Futures Contracts

Cash of $440,200 has been segregated to cover margin requirements for the following open contracts as of March 31, 2018:

Long Futures

Description	Expiration Date	Number of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)
S&P 500 Index E-Mini June Futures (U.S. Dollar)	6/15/18	75	9,911,250	$(351,136)

				$(351,136)

See accompanying notes to the schedules of portfolio investments.

AZL S&P 500 Index Fund

Schedule of Portfolio Investments

March 31, 2018 (Unaudited)

Shares		Fair Value
Common Stocks (99.0%):
Aerospace & Defense (2.8%):
52,159	Arconic, Inc.	$1,201,743
66,845	Boeing Co. (The)	21,917,139
33,377	General Dynamics Corp.	7,372,979
5,593	Huntington Ingalls Industries, Inc.	1,441,652
9,585	L3 Technologies, Inc.^	1,993,680
30,076	Lockheed Martin Corp.	10,163,583
20,974	Northrop Grumman Corp.	7,322,443
34,827	Raytheon Co.	7,516,363
19,422	Rockwell Collins, Inc.	2,619,057
30,678	Textron, Inc.^	1,809,082
5,951	TransDigm Group, Inc.^	1,826,600
89,263	United Technologies Corp.	11,231,071

		76,415,392

Air Freight & Logistics (0.7%):
17,167	C.H. Robinson Worldwide, Inc.^	1,608,720
21,823	Expeditors International of Washington, Inc.^	1,381,396
29,655	FedEx Corp.	7,120,462
82,666	United Parcel Service, Inc., Class B	8,651,823

		18,762,401

Airlines (0.5%):
15,197	Alaska Air Group, Inc.^	941,606
50,802	American Airlines Group, Inc.^	2,639,672
79,074	Delta Air Lines, Inc.	4,334,046
65,730	Southwest Airlines Co.	3,765,014
28,251	United Continental Holdings, Inc.*	1,962,597

		13,642,935

Auto Components (0.2%):
31,770	Aptiv plc	2,699,497
24,512	BorgWarner, Inc.	1,231,238
30,333	Goodyear Tire & Rubber Co.	806,251

		4,736,986

Automobiles (0.4%):
466,110	Ford Motor Co.^	5,164,499
153,211	General Motors Co.	5,567,688
20,724	Harley-Davidson, Inc.^	888,645

		11,620,832

Banks (6.5%):
1,154,284	Bank of America Corp.	34,616,977
93,197	BB&T Corp.	4,849,972
309,714	Citigroup, Inc.	20,905,695
58,592	Citizens Financial Group, Inc.	2,459,692
20,496	Comerica, Inc.	1,966,181
83,833	Fifth Third Bancorp^	2,661,698
133,110	Huntington Bancshares, Inc.	2,009,961
414,291	JPMorgan Chase & Co.	45,559,580
127,801	KeyCorp	2,498,510
17,992	M&T Bank Corp.	3,317,005
41,326	People’s United Financial, Inc.^	771,143
56,815	PNC Financial Services Group, Inc.	8,592,701
134,094	Regions Financial Corp.	2,491,467
56,964	SunTrust Banks, Inc.	3,875,831
6,313	SVB Financial Group*^	1,515,183
189,332	U.S. Bancorp	9,561,266
529,018	Wells Fargo & Co.	27,725,833
23,047	Zions Bancorp	1,215,268

		176,593,963

Beverages (1.9%):
32,048	Brown-Forman Corp., Class B^	1,743,411
461,791	Coca-Cola Co. (The)	20,055,582
20,690	Constellation Brands, Inc., Class C	4,715,665
21,542	Dr Pepper Snapple Group, Inc.	2,550,142
22,753	Molson Coors Brewing Co., Class B	1,713,983
49,380	Monster Beverage Corp.*	2,825,030

Shares		Fair Value
Common Stocks, continued
Beverages, continued
171,270	PepsiCo, Inc.	$18,694,121

		52,297,934

Biotechnology (2.6%):
191,952	AbbVie, Inc.	18,168,257
26,771	Alexion Pharmaceuticals, Inc.*	2,983,896
80,726	Amgen, Inc.	13,762,168
25,407	Biogen Idec, Inc.*	6,956,945
90,659	Celgene Corp.*	8,087,689
158,362	Gilead Sciences, Inc.	11,938,911
21,363	Incyte Corp.*	1,780,179
9,217	Regeneron Pharmaceuticals, Inc.*	3,173,966
30,395	Vertex Pharmaceuticals, Inc.*	4,953,777

		71,805,788

Building Products (0.3%):
17,956	A.O. Smith Corp.	1,141,822
11,697	Allegion plc	997,637
18,965	Fortune Brands Home & Security, Inc.	1,116,849
110,640	Johnson Controls International plc^	3,898,953
38,736	Masco Corp.	1,566,484

		8,721,745

Capital Markets (3.1%):
6,844	Affiliated Managers Group, Inc.	1,297,486
17,707	Ameriprise Financial, Inc.^	2,619,574
121,161	Bank of New York Mellon Corp. (The)	6,243,426
14,855	BlackRock, Inc., Class A+	8,047,251
13,500	CBOE Holdings, Inc.^	1,540,350
143,215	Charles Schwab Corp. (The)^	7,478,687
40,897	CME Group, Inc.	6,614,681
33,333	E*TRADE Financial Corp.*^	1,846,982
40,244	Franklin Resources, Inc.^	1,395,662
42,495	Goldman Sachs Group, Inc. (The)	10,702,790
70,214	Intercontinental Exchange, Inc.	5,091,919
49,809	Invesco, Ltd.	1,594,386
19,933	Moody’s Corp.^	3,215,193
167,271	Morgan Stanley	9,025,943
13,979	NASDAQ OMX Group, Inc. (The)	1,205,269
25,629	Northern Trust Corp.^	2,643,119
15,826	Raymond James Financial, Inc.	1,415,003
30,734	S&P Global, Inc.	5,872,038
44,563	State Street Corp.	4,444,268
29,064	T. Rowe Price Group, Inc.^	3,138,040

		85,432,067

Chemicals (2.0%):
26,014	Air Products & Chemicals, Inc.	4,137,006
13,594	Albemarle Corp.^	1,260,708
28,496	CF Industries Holdings, Inc.^	1,075,154
281,636	DowDuPont, Inc.	17,943,031
17,700	Eastman Chemical Co.	1,868,766
30,973	Ecolab, Inc.	4,245,469
16,646	FMC Corp.^	1,274,584
9,234	International Flavor & Fragrances, Inc.^	1,264,227
38,868	Lyondellbasell Industries NV	4,107,570
52,748	Monsanto Co.	6,155,164
43,225	Mosaic Co. (The)	1,049,503
30,316	PPG Industries, Inc.	3,383,266
34,398	Praxair, Inc.	4,963,631
9,883	Sherwin Williams Co.	3,875,322

		56,603,401

Commercial Services & Supplies (0.3%):
10,546	Cintas Corp.	1,798,937
26,730	Republic Services, Inc., Class A	1,770,328
10,669	Stericycle, Inc.*	624,457

Continued

AZL S&P 500 Index Fund

Schedule of Portfolio Investments

March 31, 2018 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Commercial Services & Supplies, continued
47,907	Waste Management, Inc.	$4,029,936

		8,223,658

Communications Equipment (1.1%):
581,563	Cisco Systems, Inc.	24,943,237
7,708	F5 Networks, Inc.*^	1,114,654
14,128	Harris Corp.^	2,278,564
40,631	Juniper Networks, Inc.	988,552
19,141	Motorola Solutions, Inc.	2,015,547

		31,340,554

Construction & Engineering (0.1%):
16,167	Fluor Corp.	925,076
14,834	Jacobs Engineering Group, Inc.	877,431
18,789	Quanta Services, Inc.*	645,402

		2,447,909

Construction Materials (0.1%):
7,741	Martin Marietta Materials, Inc.^	1,604,709
15,575	Vulcan Materials Co.^	1,778,198

		3,382,907

Consumer Finance (0.7%):
86,540	American Express Co.	8,072,451
58,017	Capital One Financial Corp.	5,559,189
43,424	Discover Financial Services	3,123,488
32,388	Navient Corp.^	424,931
85,690	Synchrony Financial	2,873,186

		20,053,245

Containers & Packaging (0.4%):
10,884	Avery Dennison Corp.	1,156,425
43,004	Ball Corp.^	1,707,689
48,790	International Paper Co.	2,606,850
11,650	Packaging Corp. of America	1,312,955
20,055	Sealed Air Corp.	858,153
31,247	WestRock Co.	2,005,120

		9,647,192

Distributors (0.1%):
18,039	Genuine Parts Co.^	1,620,624
38,056	LKQ Corp.*^	1,444,225

		3,064,849

Diversified Consumer Services (0.0%):
25,663	H&R Block, Inc.^	652,097

Diversified Financial Services (1.7%):
232,304	Berkshire Hathaway, Inc., Class B*	46,340,002
38,608	Leucadia National Corp.	877,560

		47,217,562

Diversified Telecommunication Services (1.9%):
740,980	AT&T, Inc.	26,415,937
114,772	CenturyLink, Inc.	1,885,704
497,976	Verizon Communications, Inc.	23,813,212

		52,114,853

Electric Utilities (1.7%):
28,108	Alliant Energy Corp.^	1,148,493
59,198	American Electric Power Co., Inc.^	4,060,391
84,275	Duke Energy Corp.	6,528,784
38,772	Edison International^	2,468,226
22,118	Entergy Corp.	1,742,456
37,622	Eversource Energy^	2,216,688
115,514	Exelon Corp.	4,506,201
52,468	FirstEnergy Corp.^	1,784,437
57,129	NextEra Energy, Inc.	9,330,880
61,125	PG&E Corp.	2,685,221
13,759	Pinnacle West Capital Corp.	1,097,968
84,502	PPL Corp.	2,390,562
120,653	Southern Co. (The)^	5,388,363

Shares		Fair Value
Common Stocks, continued
Electric Utilities, continued
60,650	Xcel Energy, Inc.	$2,758,362

		48,107,032

Electrical Equipment (0.5%):
5,272	Acuity Brands, Inc.^	733,810
27,285	AMETEK, Inc.	2,072,841
52,914	Eaton Corp. plc	4,228,358
77,162	Emerson Electric Co.	5,270,165
15,371	Rockwell Automation, Inc.	2,677,628

		14,982,802

Electronic Equipment, Instruments & Components (0.4%):
36,504	Amphenol Corp., Class A	3,144,090
103,506	Corning, Inc.	2,885,747
16,858	FLIR Systems, Inc.	843,069
4,515	IPG Photonics Corp.*	1,053,711
42,171	TE Connectivity, Ltd.	4,212,882

		12,139,499

Energy Equipment & Services (0.8%):
52,726	Baker Hughes^	1,464,201
104,707	Halliburton Co.	4,914,947
13,228	Helmerich & Payne, Inc.^	880,456
44,591	National-Oilwell Varco, Inc.^	1,641,395
166,491	Schlumberger, Ltd.	10,785,286
53,991	Technipfmc plc	1,590,035

		21,276,320

Equity Real Estate Investment Trusts (2.7%):
11,787	Alexandria Real Estate Equities, Inc.	1,472,078
53,532	American Tower Corp.	7,780,342
19,027	Apartment Investment & Management Co., Class A	775,350
16,202	AvalonBay Communities, Inc.^	2,664,581
18,103	Boston Properties, Inc.	2,230,652
50,568	Crown Castle International Corp.^	5,542,758
24,477	Digital Realty Trust, Inc.^	2,579,386
43,934	Duke Realty Corp.	1,163,372
9,621	Equinix, Inc.	4,022,925
43,557	Equity Residential Property Trust	2,683,982
8,123	Essex Property Trust, Inc.^	1,955,044
15,555	Extra Space Storage, Inc.^	1,358,885
9,008	Federal Realty Investment Trust^	1,045,919
76,883	Ggp US	1,573,026
57,662	HCP, Inc.^	1,339,488
91,131	Host Hotels & Resorts, Inc.^	1,698,682
32,871	Iron Mountain, Inc.	1,080,141
53,682	Kimco Realty Corp.^	773,021
13,348	Macerich Co. (The)^	747,755
14,122	Mid-America Apartment Communities, Inc.^	1,288,491
63,702	ProLogis, Inc.	4,012,589
17,821	Public Storage, Inc.^	3,571,150
34,358	Realty Income Corp.^	1,777,339
18,027	Regency Centers Corp.^	1,063,232
13,989	SBA Communications Corp.*^	2,391,000
37,166	Simon Property Group, Inc.^	5,736,572
11,013	SL Green Realty Corp.	1,066,389
33,079	UDR, Inc.^	1,178,274
42,237	Ventas, Inc.^	2,091,999
21,084	Vornado Realty Trust	1,418,953
43,767	Welltower, Inc.^	2,382,238
90,350	Weyerhaeuser Co.^	3,162,250

		73,627,863

Food & Staples Retailing (1.7%):
53,028	Costco Wholesale Corp.	9,992,066
121,741	CVS Health Corp.	7,573,508

Continued

AZL S&P 500 Index Fund

Schedule of Portfolio Investments

March 31, 2018 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Food & Staples Retailing, continued
106,670	Kroger Co. (The)	$2,553,680
57,526	Sysco Corp.	3,449,259
102,451	Walgreens Boots Alliance, Inc.	6,707,467
175,158	Wal-Mart Stores, Inc.	15,583,806

		45,859,786

Food Products (1.1%):
66,857	Archer-Daniels-Midland Co.	2,899,588
23,940	Campbell Soup Co.^	1,036,841
48,164	ConAgra Foods, Inc.	1,776,288
68,127	General Mills, Inc.^	3,069,803
17,258	Hershey Co. (The)	1,707,852
33,149	Hormel Foods Corp.^	1,137,674
13,987	JM Smucker Co. (The)^	1,734,528
29,357	Kellogg Co.^	1,908,499
71,304	Kraft Heinz Co. (The)	4,441,526
14,745	McCormick & Co.^	1,568,721
179,510	Mondelez International, Inc., Class A	7,490,952
35,533	Tyson Foods, Inc., Class A	2,600,660

		31,372,932

Health Care Equipment & Supplies (2.8%):
209,602	Abbott Laboratories	12,559,352
8,549	Align Technology, Inc.*	2,146,910
60,070	Baxter International, Inc.	3,906,953
31,948	Becton, Dickinson & Co.	6,923,132
165,030	Boston Scientific Corp.*	4,508,620
5,717	Cooper Cos., Inc. (The)	1,308,107
73,737	Danaher Corp.	7,219,590
28,284	DENTSPLY SIRONA, Inc.	1,422,968
25,414	Edwards Lifesciences Corp.*	3,545,761
33,948	Hologic, Inc.*^	1,268,297
10,288	IDEXX Laboratories, Inc.*	1,969,020
13,518	Intuitive Surgical, Inc.*	5,580,636
162,854	Medtronic plc	13,064,147
17,579	ResMed, Inc.^	1,731,004
38,772	Stryker Corp.^	6,239,190
11,347	Varian Medical Systems, Inc.*	1,391,710
24,267	Zimmer Holdings, Inc.	2,646,074

		77,431,471

Health Care Providers & Services (2.7%):
39,223	Aetna, Inc.	6,628,687
19,832	AmerisourceBergen Corp.	1,709,717
30,961	Anthem, Inc.	6,802,131
37,473	Cardinal Health, Inc.^	2,348,808
20,418	Centene Corp.*	2,182,072
29,520	Cigna Corp.	4,951,685
17,402	DaVita, Inc.*	1,147,488
14,564	Envision Healthcare Corp.*^	559,695
68,098	Express Scripts Holding Co.*	4,704,210
33,820	HCA Holdings, Inc.	3,280,540
19,328	Henry Schein, Inc.*	1,299,035
16,600	Humana, Inc.	4,462,578
12,036	Laboratory Corp. of America Holdings*	1,946,823
25,041	McKesson Corp.	3,527,526
16,784	Quest Diagnostics, Inc.	1,683,435
116,826	UnitedHealth Group, Inc.	25,000,763
10,791	Universal Health Services, Inc., Class B	1,277,762

		73,512,955

Health Care Technology (0.1%):
37,601	Cerner Corp.*	2,180,858

Hotels, Restaurants & Leisure (1.8%):
49,021	Carnival Corp., Class A	3,214,797
3,059	Chipotle Mexican Grill, Inc.*^	988,393

Shares		Fair Value
Common Stocks, continued
Hotels, Restaurants & Leisure, continued
14,468	Darden Restaurants, Inc.	$1,233,397
23,876	Hilton Worldwide Holdings, Inc.^	1,880,474
36,343	Marriott International, Inc., Class A	4,941,921
96,091	McDonald’s Corp.	15,026,711
60,377	MGM Resorts International^	2,114,403
24,418	Norwegian Cruise Line Holdings, Ltd.*	1,293,421
20,423	Royal Caribbean Cruises, Ltd.	2,404,604
169,325	Starbucks Corp.	9,802,224
12,477	Wyndham Worldwide Corp.	1,427,743
9,880	Wynn Resorts, Ltd.	1,801,717
40,293	Yum! Brands, Inc.	3,430,143

		49,559,948

Household Durables (0.4%):
39,990	D.R. Horton, Inc.	1,753,162
13,665	Garmin, Ltd.	805,278
16,232	Leggett & Platt, Inc.^	720,052
32,687	Lennar Corp., Class A	1,926,572
7,355	Mohawk Industries, Inc.*	1,707,978
57,628	Newell Rubbermaid, Inc.^	1,468,361
33,304	PulteGroup, Inc.^	982,135
8,325	Whirlpool Corp.^	1,274,641

		10,638,179

Household Products (1.5%):
29,294	Church & Dwight Co., Inc.^	1,475,246
15,235	Clorox Co. (The)^	2,027,931
105,764	Colgate-Palmolive Co.	7,581,164
42,227	Kimberly-Clark Corp.	4,650,460
304,850	Procter & Gamble Co. (The)	24,168,507

		39,903,308

Independent Power & Renewable Electricity Producers (0.1%):
80,772	AES Corp. (The)^	918,378
37,042	NRG Energy, Inc.	1,130,892

		2,049,270

Industrial Conglomerates (1.7%):
71,929	3M Co., Class C	15,789,853
1,047,325	General Electric Co.	14,117,941
91,158	Honeywell International, Inc.	13,173,243
12,204	Roper Industries, Inc.	3,425,541

		46,506,578

Insurance (2.6%):
94,756	Aflac, Inc.	4,146,523
43,127	Allstate Corp. (The)	4,088,440
108,058	American International Group, Inc.	5,880,515
30,076	Aon plc	4,220,565
22,256	Arthur J. Gallagher & Co.	1,529,655
6,651	Assurant, Inc.^	607,968
11,799	Brighthouse Financial, Inc.*	606,469
55,941	Chubb, Ltd.	7,651,050
17,481	Cincinnati Financial Corp.^	1,298,139
5,057	Everest Re Group, Ltd.	1,298,739
42,459	Hartford Financial Services Group, Inc. (The)	2,187,488
25,903	Lincoln National Corp.	1,892,473
32,597	Loews Corp.	1,621,049
61,446	Marsh & McLennan Cos., Inc.	5,074,825
126,067	MetLife, Inc.	5,785,214
31,784	Principal Financial Group, Inc.	1,935,963
70,004	Progressive Corp. (The)	4,265,344
50,918	Prudential Financial, Inc.	5,272,558
13,221	Torchmark Corp.	1,112,812
33,008	Travelers Cos., Inc. (The)	4,583,491
27,632	UnumProvident Corp.	1,315,560
15,741	Willis Towers Watson plc	2,395,623

Continued

AZL S&P 500 Index Fund

Schedule of Portfolio Investments

March 31, 2018 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Insurance, continued
31,526	XL Group, Ltd.	$1,742,127

		70,512,590

Internet & Direct Marketing Retail (3.6%):
48,486	Amazon.com, Inc.*	70,175,726
5,858	Booking Holdings, Inc.*	12,186,925
14,615	Expedia, Inc.^	1,613,642
52,359	Netflix, Inc.*	15,464,231
13,140	TripAdvisor, Inc.*^	537,295

		99,977,819

Internet Software & Services (4.7%):
20,830	Akamai Technologies, Inc.*	1,478,513
35,921	Alphabet, Inc., Class A*	37,255,106
36,826	Alphabet, Inc., Class C*	37,996,699
113,456	eBay, Inc.*	4,565,469
289,200	Facebook, Inc., Class A*	46,211,268
10,439	VeriSign, Inc.*	1,237,648

		128,744,703

IT Services (4.3%):
74,476	Accenture plc, Class C	11,432,066
5,919	Alliance Data Systems Corp.	1,259,918
53,318	Automatic Data Processing, Inc.^	6,050,527
70,670	Cognizant Technology Solutions Corp., Class A	5,688,935
20,168	CSRA, Inc.	831,527
34,251	DXC Technology Co.	3,443,253
39,873	Fidelity National Information Services, Inc.	3,839,770
49,512	Fiserv, Inc.*	3,530,701
11,120	Gartner, Inc.*	1,307,934
18,819	Global Payments, Inc.^	2,098,695
103,486	International Business Machines Corp.	15,877,857
111,563	MasterCard, Inc., Class A	19,541,375
38,077	Paychex, Inc.^	2,345,162
136,129	PayPal Holdings, Inc.*	10,328,107
20,567	Total System Services, Inc.	1,774,109
218,433	Visa, Inc., Class A	26,128,956
56,558	Western Union Co.^	1,087,610

		116,566,502

Leisure Products (0.1%):
13,892	Hasbro, Inc.^	1,171,095
43,391	Mattel, Inc.^	570,592

		1,741,687

Life Sciences Tools & Services (0.8%):
38,434	Agilent Technologies, Inc.	2,571,235
17,552	Illumina, Inc.*	4,149,644
17,928	IQVIA Holdings, Inc.*	1,758,916
3,022	Mettler-Toledo International, Inc.*	1,737,741
13,455	PerkinElmer, Inc.	1,018,813
48,389	Thermo Fisher Scientific, Inc.	9,990,392
9,393	Waters Corp.*	1,865,919

		23,092,660

Machinery (1.7%):
72,326	Caterpillar, Inc.	10,659,405
18,703	Cummins, Inc.	3,031,569
39,197	Deere & Co.	6,088,078
19,130	Dover Corp.	1,878,949
16,269	Flowserve Corp.	704,936
36,341	Fortive Corp.	2,817,154
37,049	Illinois Tool Works, Inc.	5,804,096
29,859	Ingersoll-Rand plc	2,553,243
42,005	PACCAR, Inc.^	2,779,471
15,821	Parker Hannifin Corp.^	2,705,866
20,336	Pentair plc	1,385,492

Shares		Fair Value
Common Stocks, continued
Machinery, continued
7,103	Snap-On, Inc.^	$1,047,977
18,270	Stanley Black & Decker, Inc.	2,798,964
21,174	Xylem, Inc.^	1,628,704

		45,883,904

Media (2.5%):
40,959	CBS Corp., Class B	2,104,883
22,449	Charter Communications, Inc., Class A*	6,986,578
559,121	Comcast Corp., Class A	19,105,164
18,092	Discovery Communications, Inc., Class A*^	387,712
36,829	Discovery Communications, Inc., Class C*	718,902
28,067	DISH Network Corp., Class A*	1,063,459
47,438	Interpublic Group of Cos., Inc. (The)	1,092,497
46,709	News Corp., Class A	738,002
15,698	News Corp., Class B^	252,738
27,268	Omnicom Group, Inc.	1,981,566
93,546	Time Warner, Inc.	8,847,581
129,793	Twenty-First Century Fox, Inc.	4,762,105
49,833	Twenty-First Century Fox, Inc., Class B	1,812,426
43,448	Viacom, Inc., Class B	1,349,495
181,603	Walt Disney Co. (The)	18,240,205

		69,443,313

Metals & Mining (0.3%):
160,960	Freeport-McMoRan Copper & Gold, Inc.	2,828,067
63,517	Newmont Mining Corp.	2,481,609
37,844	Nucor Corp.	2,311,890

		7,621,566

Multiline Retail (0.5%):
31,146	Dollar General Corp.	2,913,708
28,295	Dollar Tree, Inc.*	2,685,196
19,683	Kohl’s Corp.^	1,289,433
37,509	Macy’s, Inc.^	1,115,518
14,300	Nordstrom, Inc.^	692,263
65,206	Target Corp.	4,527,252

		13,223,370

Multi-Utilities (0.9%):
29,875	Ameren Corp.	1,691,821
52,690	CenterPoint Energy, Inc.	1,443,706
32,790	CMS Energy Corp.^	1,485,059
37,311	Consolidated Edison, Inc.	2,908,019
80,010	Dominion Energy, Inc.	5,395,075
21,288	DTE Energy Co.^	2,222,467
41,473	NiSource, Inc.^	991,619
60,644	Public Service Enterprise Group, Inc.	3,046,755
17,527	SCANA Corp.	658,139
31,217	Sempra Energy^	3,471,955
37,522	WEC Energy Group, Inc.^	2,352,629

		25,667,244

Oil, Gas & Consumable Fuels (4.9%):
65,419	Anadarko Petroleum Corp.	3,951,962
16,809	Andeavor^	1,690,313
44,894	Apache Corp.^	1,727,521
56,952	Cabot Oil & Gas Corp.^	1,365,709
230,523	Chevron Corp.	26,288,843
11,738	Cimarex Energy Co.^	1,097,503
17,738	Concho Resources, Inc.*^	2,666,554
142,324	ConocoPhillips Co.	8,438,390
61,794	Devon Energy Corp.	1,964,431
69,617	EOG Resources, Inc.	7,328,582
30,030	EQT Corp.	1,426,725

Continued

AZL S&P 500 Index Fund

Schedule of Portfolio Investments

March 31, 2018 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Oil, Gas & Consumable Fuels, continued
510,627	Exxon Mobil Corp.	$38,097,881
33,260	Hess Corp.	1,683,621
227,978	Kinder Morgan, Inc.	3,433,349
100,164	Marathon Oil Corp.	1,615,645
57,204	Marathon Petroleum Corp.	4,182,184
24,489	Newfield Exploration Co.*	598,021
59,922	Noble Energy, Inc.^	1,815,637
92,081	Occidental Petroleum Corp.	5,981,582
50,073	ONEOK, Inc.	2,850,155
50,569	Phillips 66	4,850,578
20,375	Pioneer Natural Resources Co.	3,500,018
27,805	Range Resources Corp.	404,285
52,743	Valero Energy Corp.	4,892,968
98,655	Williams Cos., Inc. (The)	2,452,563

		134,305,020

Personal Products (0.2%):
58,145	Coty, Inc., Class A^	1,064,054
26,960	Estee Lauder Co., Inc. (The), Class A	4,036,451

		5,100,505

Pharmaceuticals (4.6%):
39,874	Allergan plc	6,710,395
196,915	Bristol-Myers Squibb Co.	12,454,874
116,413	Eli Lilly & Co.	9,006,874
323,410	Johnson & Johnson Co.	41,444,992
325,330	Merck & Co., Inc.	17,720,725
61,993	Mylan NV*	2,552,252
19,447	Nektar Therapeutics*^	2,066,438
16,129	Perrigo Co. plc^	1,344,191
718,156	Pfizer, Inc.	25,487,356
58,600	Zoetis, Inc.	4,893,686

		123,681,783

Professional Services (0.3%):
14,787	Equifax, Inc.	1,742,056
42,926	IHS Markit, Ltd.*	2,070,751
39,420	Nielsen Holdings plc^	1,253,162
15,436	Robert Half International, Inc.	893,590
19,067	Verisk Analytics, Inc.*	1,982,968

		7,942,527

Real Estate Management & Development (0.1%):
37,203	CBRE Group, Inc., Class A*	1,756,726

Road & Rail (0.9%):
107,433	CSX Corp.	5,985,092
9,975	J.B. Hunt Transport Services, Inc.^	1,168,571
12,750	Kansas City Southern^	1,400,588
34,332	Norfolk Southern Corp.	4,661,599
94,663	Union Pacific Corp.	12,725,547

		25,941,397

Semiconductors & Semiconductor Equipment (4.1%):
100,986	Advanced Micro Devices, Inc.*^	1,014,909
44,248	Analog Devices, Inc.^	4,032,320
127,062	Applied Materials, Inc.	7,065,918
49,680	Broadcom, Ltd.	11,707,092
564,954	Intel Corp.	29,422,804
18,491	KLA-Tencor Corp.	2,015,704
19,463	Lam Research Corp.	3,954,103
27,892	Microchip Technology, Inc.^	2,548,213
138,776	Micron Technology, Inc.*	7,235,781
72,964	NVIDIA Corp.	16,897,733
15,672	Qorvo, Inc.*^	1,104,092
178,826	QUALCOMM, Inc.	9,908,749
21,764	Skyworks Solutions, Inc.	2,182,059
118,888	Texas Instruments, Inc.	12,351,274

Shares		Fair Value
Common Stocks, continued
Semiconductors & Semiconductor Equipment, continued
31,355	Xilinx, Inc.	$2,265,085

		113,705,836

Software (5.8%):
90,981	Activision Blizzard, Inc.	6,137,578
59,321	Adobe Systems, Inc.*	12,818,082
10,369	ANSYS, Inc.*	1,624,719
26,204	Autodesk, Inc.*	3,290,698
38,702	CA, Inc.^	1,311,998
33,016	Cadence Design Systems, Inc.*	1,213,998
15,724	Citrix Systems, Inc.*	1,459,187
37,031	Electronic Arts, Inc.*^	4,489,638
29,135	Intuit, Inc.	5,050,552
928,633	Microsoft Corp.	84,756,335
364,805	Oracle Corp.	16,689,830
21,147	Red Hat, Inc.*	3,161,688
82,229	Salesforce.com, Inc.*^	9,563,233
73,387	Symantec Corp.^	1,897,054
18,501	Synopsys, Inc.*	1,540,023
13,904	Take-Two Interactive Software, Inc.*^	1,359,533

		156,364,146

Specialty Retail (2.2%):
9,238	Advance Auto Parts, Inc.^	1,095,165
3,271	AutoZone, Inc.*^	2,121,865
30,118	Best Buy Co., Inc.	2,107,959
22,452	CarMax, Inc.*^	1,390,677
15,269	Foot Locker, Inc.^	695,350
26,529	Gap, Inc. (The)	827,705
140,411	Home Depot, Inc. (The)	25,026,857
30,409	L Brands, Inc.^	1,161,928
100,029	Lowe’s Cos., Inc.	8,777,545
10,138	O’Reilly Automotive, Inc.*^	2,507,938
46,077	Ross Stores, Inc.	3,593,084
12,573	Tiffany & Co.^	1,227,879
75,863	TJX Cos., Inc. (The)	6,187,386
15,417	Tractor Supply Co.^	971,579
7,136	Ulta Salon, Cosmetics & Fragrance, Inc.*	1,457,671

		59,150,588

Technology Hardware, Storage & Peripherals (4.3%):
612,004	Apple, Inc.	102,682,032
191,194	Hewlett Packard Enterprise Co.^	3,353,543
197,335	HP, Inc.^	4,325,583
31,783	NetApp, Inc.^	1,960,693
34,199	Seagate Technology plc^	2,001,325
36,127	Western Digital Corp.	3,333,438
26,758	Xerox Corp.	770,095

		118,426,709

Textiles, Apparel & Luxury Goods (0.7%):
44,681	Hanesbrands, Inc.^	823,024
18,727	Michael Kors Holdings, Ltd.*	1,162,572
156,471	Nike, Inc., Class C	10,395,933
9,087	PVH Corp.	1,376,044
6,918	Ralph Lauren Corp.^	773,432
34,896	Tapestry, Inc.^	1,835,879
22,376	Under Armour, Inc., Class A*^	365,848
22,308	Under Armour, Inc., Class C*^	320,120
39,023	VF Corp.	2,892,385

		19,945,237

Tobacco (1.2%):
229,618	Altria Group, Inc.	14,309,794

Continued

AZL S&P 500 Index Fund

Schedule of Portfolio Investments

March 31, 2018 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Tobacco, continued
186,895	Philip Morris International, Inc.	$18,577,363

		32,887,157

Trading Companies & Distributors (0.2%):
33,823	Fastenal Co.^	1,846,397
9,953	United Rentals, Inc.*	1,719,182
6,077	W.W. Grainger, Inc.^	1,715,355

		5,280,934

Water Utilities (0.1%):
21,965	American Water Works Co., Inc.	1,803,985

Total Common Stocks (Cost $1,663,716,878)		2,712,694,979

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Securities Held as Collateral for Securities on Loan (6.8%):
$185,560,826	AZL S&P 500 Index Fund Securities Lending Collateral Account(a)	185,560,826

Total Securities Held as Collateral for Securities on Loan (Cost $185,560,826)		185,560,826

Unaffiliated Investment Company (0.9%):
24,772,627	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 1.46%(b)	24,772,627

Total Unaffiliated Investment Company (Cost $24,772,627)		24,772,627

Total Investment Securities (Cost $1,874,050,331)—106.7%		2,923,028,432
Net other assets (liabilities)—(6.7)%		(182,800,210)

Net Assets—100.0%		$2,740,228,222

Percentages indicated are based on net assets as of March 31, 2018.

*	Non-income producing security.
^	This security or a partial position of this security was on loan as of March 31, 2018. The total value of securities on loan as of March 31, 2018, was $184,052,474.
+	Affiliated Securities
(a)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before March 31, 2018.
(b)	The rate represents the effective yield at March 31, 2018.

Continued

AZL S&P 500 Index Fund

Schedule of Portfolio Investments

March 31, 2018 (Unaudited)

Futures Contracts

Cash of $1,295,000 has been segregated to cover margin requirements for the following open contracts as of March 31, 2018:

Long Futures

Description	Expiration Date	Number of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)
S&P 500 Index E-Mini June Futures (U.S. Dollar)	6/15/18	221	29,205,150	$(1,154,494)

				$(1,154,494)

See accompanying notes to the schedules of portfolio investments.

AZL Small Cap Stock Index Fund

Schedule of Portfolio Investments

March 31, 2018 (Unaudited)

Shares		Fair Value
Common Stocks (99.5%):
Aerospace & Defense (2.0%):
37,993	AAR Corp.^	$1,675,871
87,770	Aerojet Rocketdyne Holdings, Inc.*^	2,454,927
24,787	AeroVironment, Inc.*^	1,128,056
61,929	Axon Enterprise, Inc.*	2,434,429
29,305	Cubic Corp.^	1,863,798
21,512	Engility Holdings, Inc.*	524,893
56,392	Mercury Computer Systems, Inc.*^	2,724,861
38,285	Moog, Inc., Class A^	3,155,067
5,872	National Presto Industries, Inc.^	550,500
58,224	Triumph Group, Inc.^	1,467,245

		17,979,647

Air Freight & Logistics (0.7%):
29,870	Atlas Air Worldwide Holdings, Inc.*	1,805,642
31,149	Echo Global Logistics, Inc.*^	859,712
34,211	Forward Air Corp.^	1,808,393
39,607	Hub Group, Inc.*	1,657,553

		6,131,300

Airlines (0.9%):
14,705	Allegiant Travel Co.^	2,537,348
60,428	Hawaiian Holdings, Inc.^	2,338,564
60,750	SkyWest, Inc.^	3,304,799

		8,180,711

Auto Components (1.6%):
117,475	American Axle & Manufacturing Holdings, Inc.*^	1,787,970
18,932	Cooper-Standard Holding, Inc.*^	2,325,039
34,813	Dorman Products, Inc.*^	2,304,969
43,818	Fox Factory Holding Corp.*^	1,529,248
43,195	Gentherm, Inc.*	1,466,470
29,248	LCI Industries	3,046,178
22,983	Motorcar Parts of America, Inc.*^	492,526
23,704	Standard Motor Products, Inc.	1,127,599
28,342	Superior Industries International, Inc.^	376,949

		14,456,948

Automobiles (0.1%):
33,689	Winnebago Industries, Inc.^	1,266,706

Banks (8.4%):
44,693	Ameris Bancorp^	2,364,260
49,943	Banc of California, Inc.	963,900
38,508	Banner Corp.^	2,136,809
101,449	Boston Private Financial Holdings, Inc.^	1,526,807
90,638	Brookline Bancorp, Inc.^	1,468,336
35,005	Central Pacific Financial Corp.	996,242
17,920	City Holding Co.^	1,228,595
86,272	Columbia Banking System, Inc.	3,619,109
59,815	Community Bank System, Inc.	3,203,691
34,859	Customers Bancorp, Inc.*	1,016,140
120,327	CVB Financial Corp.	2,724,203
26,222	Fidelity Southern Corp.	604,942
215,813	First Bancorp*	1,299,195
114,890	First Commonwealth Financial Corp.	1,623,396
114,035	First Financial Bancorp	3,346,927
79,295	First Financial Bankshares, Inc.^	3,671,358
121,385	First Midwest Bancorp, Inc.	2,984,857
93,720	Glacier Bancorp, Inc.^	3,596,974
69,639	Great Western Bancorp, Inc.^	2,804,363
29,381	Green BanCorp, Inc.*	653,727
38,418	Hanmi Financial Corp.	1,181,354
152,864	Hope BanCorp, Inc.^	2,780,596
32,139	Independent Bank Corp.^	2,299,545
50,402	LegacyTexas Financial Group, Inc.	2,158,214
31,086	National Bank Holdings Corp.^	1,033,610

Shares		Fair Value
Common Stocks, continued
Banks, continued
51,918	NBT Bancorp, Inc.	$1,842,051
51,905	OFG Bancorp	542,407
158,961	Old National Bancorp^	2,686,441
20,269	Opus Bank^	567,532
45,398	Pacific Premier Bancorp, Inc.*	1,825,000
41,277	S & T Bancorp, Inc.	1,648,603
53,989	Seacoast Banking Corp.*	1,429,089
52,799	ServisFirst Bancshares, Inc.^	2,155,255
92,877	Simmons First National Corp., Class A^	2,642,351
32,461	Southside Bancshares, Inc.^	1,127,695
14,618	Tompkins Financial Corp.^	1,107,460
86,687	United Community Banks, Inc.^	2,743,644
30,987	Westamerica Bancorp^	1,799,725

		73,404,403

Beverages (0.3%):
5,503	Coca-Cola Bottling Co. Consolidated^	950,203
14,646	MGP Ingredients, Inc.^	1,312,135

		2,262,338

Biotechnology (2.2%):
54,584	Acorda Therapeutics, Inc.*^	1,290,912
39,878	AMAG Pharmaceuticals, Inc.*	803,542
60,218	Cytokinetics, Inc.*	433,570
9,860	Eagle Pharmaceuticals, Inc.*^	519,523
41,341	Emergent Biosolutions, Inc.*	2,176,604
16,837	Enanta Pharmaceuticals, Inc.*^	1,362,282
24,644	Ligand Pharmaceuticals, Inc., Class B*	4,070,202
120,103	Mimedx Group, Inc.*^	837,118
89,645	Momenta Pharmaceuticals, Inc.*^	1,627,057
81,834	Myriad Genetics, Inc.*^	2,418,194
80,844	Progenics Pharmaceuticals, Inc.*^	603,096
43,728	Repligen Corp.*	1,582,079
106,057	Spectrum Pharmaceuticals, Inc.*^	1,706,457

		19,430,636

Building Products (2.2%):
46,594	AAON, Inc.^	1,817,166
16,560	American Woodmark Corp.*	1,630,332
33,310	Apogee Enterprises, Inc.^	1,443,989
37,079	Gibraltar Industries, Inc.*^	1,255,124
35,839	Griffon Corp.^	654,062
21,134	Insteel Industries, Inc.^	583,932
28,451	Patrick Industries, Inc.*	1,759,694
58,211	PGT, Inc.*	1,085,635
42,024	Quanex Building Products Corp.^	731,218
48,594	Simpson Manufacturing Co., Inc.^	2,798,528
34,472	Trex Co., Inc.*^	3,749,520
72,294	Universal Forest Products, Inc.	2,345,940

		19,855,140

Capital Markets (1.2%):
40,007	Donnelley Financial Solutions, Inc.*	686,920
74,236	Financial Engines, Inc.^	2,598,260
30,676	Greenhill & Co., Inc.^	567,506
19,106	INTL FCStone, Inc.*^	815,444
40,814	Investment Technology Group, Inc.	805,668
17,223	Piper Jaffray Cos., Inc.^	1,430,370
8,731	Virtus Investment Partners, Inc.	1,080,898
89,509	Waddell & Reed Financial, Inc., Class A^	1,808,977
131,150	WisdomTree Investments, Inc.^	1,202,646

		10,996,689

Chemicals (2.9%):
34,245	A. Schulman, Inc.^	1,472,535
35,806	Advansix, Inc.*	1,245,333

Continued

AZL Small Cap Stock Index Fund

Schedule of Portfolio Investments

March 31, 2018 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Chemicals, continued
30,685	American Vanguard Corp.	$619,837
37,196	Balchem Corp.^	3,040,773
65,605	Flotek Industries, Inc.*^	400,191
29,298	Futurefuel Corp.	351,283
59,089	H.B. Fuller Co.^	2,938,496
11,180	Hawkins, Inc.	392,977
49,213	Ingevity Corp.*	3,626,505
22,892	Innophos Holdings, Inc.	920,487
28,511	Innospec, Inc.^	1,955,855
24,711	Koppers Holdings, Inc.*	1,015,622
37,291	Kraton Performance Polymers, Inc.*	1,779,154
24,964	LSB Industries, Inc.*	153,029
15,411	Quaker Chemical Corp.^	2,282,831
60,890	Rayonier Advanced Materials, Inc.	1,307,308
23,049	Stepan Co.^	1,917,216
30,263	Tredegar Corp.^	543,221

		25,962,653

Commercial Services & Supplies (2.6%):
76,574	ABM Industries, Inc.^	2,563,698
56,458	Brady Corp., Class A	2,097,415
46,392	Essendant, Inc.	361,858
69,194	Interface, Inc.	1,743,689
40,694	LSC Communications, Inc.	710,110
37,791	Matthews International Corp., Class A^	1,912,225
51,846	Mobile Mini, Inc.^	2,255,301
16,646	Multi-Color Corp.^	1,099,468
82,119	RR Donnelley & Sons Co.	716,899
35,169	Team, Inc.*	483,574
65,343	Tetra Tech, Inc.	3,198,539
18,160	UniFirst Corp.	2,935,564
25,600	US Ecology, Inc.	1,364,480
24,241	Viad Corp.	1,271,440

		22,714,260

Communications Equipment (2.1%):
56,220	ADTRAN, Inc.^	874,221
22,768	Applied Optoelectronics, Inc.*^	570,566
12,481	Bel Fuse, Inc., Class B	235,891
40,761	CalAmp Corp.*^	932,612
27,979	Comtech Telecommunications Corp.	836,292
30,714	Digi International, Inc.*	316,354
135,432	Extreme Networks, Inc.*^	1,499,232
133,376	Finisar Corp.*^	2,108,675
95,045	Harmonic, Inc.*^	361,171
72,911	Lumentum Holdings, Inc.*^	4,651,722
36,881	NETGEAR, Inc.*	2,109,593
197,763	Oclaro, Inc.*	1,890,614
263,923	Viavi Solutions, Inc.*^	2,565,332

		18,952,275

Construction & Engineering (0.4%):
38,601	Aegion Corp.*^	884,349
43,590	Comfort Systems USA, Inc.	1,798,088
19,248	MYR Group, Inc.*^	593,223
33,782	Orion Marine Group, Inc.*	222,623

		3,498,283

Construction Materials (0.1%):
18,482	U.S. Concrete, Inc.*^	1,116,313

Consumer Finance (1.5%):
28,511	Encore Capital Group, Inc.*^	1,288,697
40,393	Enova International, Inc.*	890,666
61,514	EZCORP, Inc., Class A*^	811,985
54,825	Firstcash, Inc.	4,454,531
54,449	Green Dot Corp., Class A*	3,493,448
52,777	PRA Group, Inc.*^	2,005,526

Shares		Fair Value
Common Stocks, continued
Consumer Finance, continued
7,168	World Acceptance Corp.*^	$754,790

		13,699,643

Containers & Packaging (0.1%):
25,943	Myers Industries, Inc.^	548,694

Distributors (0.1%):
53,972	Core Markt Holdngs Co., Inc.	1,147,445

Diversified Consumer Services (0.5%):
19,106	American Public Education, Inc.*	821,558
13,663	Capella Education Co.	1,193,463
76,329	Career Education Corp.*	1,002,963
40,638	Regis Corp.*^	614,853
12,353	Strayer Education, Inc.^	1,248,271

		4,881,108

Diversified Telecommunication Services (1.0%):
12,480	ATN International, Inc.^	744,058
49,396	Cincinnati Bell, Inc.*^	684,135
47,921	Cogent Communications Group, Inc.^	2,079,771
75,898	Consolidated Communications Holdings, Inc.^	831,842
91,659	Frontier Communications Corp.^	680,110
98,255	Iridium Communications, Inc.*^	1,105,369
243,385	Vonage Holdings Corp.*	2,592,049

		8,717,334

Electric Utilities (0.3%):
47,935	El Paso Electric Co.	2,444,685

Electrical Equipment (0.6%):
30,303	AZZ, Inc.^	1,324,241
24,341	Encore Wire Corp.	1,380,135
59,344	General Cable Corp.^	1,756,583
10,385	Powell Industries, Inc.^	278,733
18,897	Vicor Corp.*^	539,509

		5,279,201

Electronic Equipment, Instruments & Components (4.0%):
18,182	Agilysys, Inc.*	216,729
33,994	Anixter International, Inc.*	2,575,046
33,909	Badger Meter, Inc.^	1,598,809
56,849	Benchmark Electronics, Inc.	1,696,943
23,725	Control4 Corp.*^	509,613
38,526	CTS Corp.^	1,047,907
46,009	Daktronics, Inc.^	405,339
39,343	Electro Scientific Industries, Inc.*^	760,500
16,433	ePlus, Inc.*	1,276,844
43,858	Fabrinet*^	1,376,264
19,554	FARO Technologies, Inc.*^	1,141,954
64,454	II-VI, Inc.*^	2,636,169
42,339	Insight Enterprises, Inc.*^	1,478,901
39,895	Itron, Inc.*	2,854,487
57,990	KEMET Corp.*^	1,051,359
43,329	Methode Electronics, Inc., Class A^	1,694,164
20,709	MTS Systems Corp.^	1,069,620
20,853	OSI Systems, Inc.*^	1,361,075
21,992	Park Electrochemical Corp.^	370,345
39,274	Plexus Corp.*^	2,345,836
21,505	Rogers Corp.*	2,570,708
83,325	Sanmina Corp.*^	2,178,949
30,080	ScanSource, Inc.*^	1,069,344
108,252	TTM Technologies, Inc.*^	1,655,173

		34,942,078

Energy Equipment & Services (1.7%):
83,621	Archrock, Inc.^	731,684
38,328	Bristow Group, Inc.^	498,264
26,077	CARBO Ceramics, Inc.*^	189,058

Continued

AZL Small Cap Stock Index Fund

Schedule of Portfolio Investments

March 31, 2018 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Energy Equipment & Services, continued
23,814	Era Group, Inc.*	$222,661
37,183	Exterran Corp.*	992,786
15,881	Geospace Technologies Corp.*^	156,745
15,774	Gulf Island Fabrication, Inc.^	111,995
164,235	Helix Energy Solutions Group, Inc.*^	950,921
31,129	Matrix Service Co.*	426,467
332,513	McDermott International, Inc.*	2,025,004
103,212	Newpark Resources, Inc.*	836,017
290,987	Noble Corp. plc*	1,079,562
70,499	Oil States International, Inc.*^	1,847,074
93,733	Pioneer Energy Services Corp.*^	253,079
19,545	SEACOR Holdings, Inc.	998,750
146,817	TETRA Technologies, Inc.*^	550,564
94,504	U.S. Silica Holdings, Inc.^	2,411,743
63,003	Unit Corp.*^	1,244,939

		15,527,313

Equity Real Estate Investment Trusts (5.2%):
97,822	Acadia Realty Trust^	2,406,421
36,089	Agree Realty Corp.^	1,733,716
49,860	American Assets Trust, Inc.	1,665,823
55,378	Armada Hoffler Properties, Inc.	758,125
91,149	CareTrust REIT, Inc.	1,221,397
207,267	CBL & Associates Properties, Inc.^	864,303
99,540	Cedar Shopping Centers, Inc.	392,188
55,491	Chatham Lodging Trust^	1,062,653
71,308	Chesapeake Lodging Trust	1,983,075
20,663	Community Healthcare Trust, Inc.^	531,866
238,251	DiamondRock Hospitality, Co.	2,487,340
53,171	Easterly Government Properties, Inc.^	1,084,688
41,012	EastGroup Properties, Inc.	3,390,051
72,767	Four Corners Property Trust, Inc.^	1,680,190
128,626	Franklin Street Properties Corp.^	1,081,745
38,589	Getty Realty Corp.^	973,215
80,134	Global Net Lease, Inc.^	1,352,662
66,236	Government Properties Income Trust^	904,784
45,428	Hersha Hospitality Trust	813,161
103,913	Independence Realty Trust, Inc.	953,921
99,119	Kite Realty Group Trust^	1,509,582
258,822	Lexington Realty Trust^	2,036,929
46,670	LTC Properties, Inc.^	1,773,460
59,182	National Storage Affiliates	1,484,285
83,123	Pennsylvania Real Estate Investment Trust	802,137
23,405	PS Business Parks, Inc.	2,645,701
94,641	Ramco-Gershenson Properties Trust^	1,169,763
132,177	Retail Opportunity Investments Corp.^	2,335,568
14,576	Saul Centers, Inc.	742,939
124,025	Summit Hotel Properties, Inc.^	1,687,980
14,902	Universal Health Realty Income Trust	895,610
35,192	Urstadt Biddle Properties, Inc., Class A	679,206
48,583	Whitestone REIT^	504,777

		45,609,261

Food & Staples Retailing (0.3%):
42,686	SpartanNash Co.	734,626
44,824	SUPERVALU, Inc.*^	682,670
30,781	The Andersons, Inc.^	1,018,851

		2,436,147

Shares		Fair Value
Common Stocks, continued
Food Products (1.4%):
78,192	B&G Foods, Inc.^	$1,853,150
18,515	Calavo Growers, Inc.^	1,707,083
34,532	Cal-Maine Foods, Inc.*^	1,509,048
192,943	Darling International, Inc.*^	3,337,914
108,133	Dean Foods Co.^	932,106
17,144	J & J Snack Foods Corp.^	2,341,185
10,202	John B Sanfilippo And Son, Inc.^	590,390
8,004	Seneca Foods Corp., Class A*^	221,711

		12,492,587

Gas Utilities (1.0%):
33,491	Northwest Natural Gas Co.	1,930,756
93,756	South Jersey Industries, Inc.^	2,640,169
56,491	Spire, Inc.^	4,084,299

		8,655,224

Health Care Equipment & Supplies (4.1%):
26,522	Abaxis, Inc.^	1,872,984
14,404	Analogic Corp.	1,381,344
42,582	AngioDynamics, Inc.*^	734,540
17,264	Anika Therapeutics, Inc.*	858,366
29,190	CONMED Corp.	1,848,603
38,864	CryoLife, Inc.*	779,223
16,326	Cutera, Inc.*^	820,382
62,401	Haemonetics Corp.*	4,565,257
20,257	Inogen, Inc.*^	2,488,370
33,246	Integer Holdings Corp.*	1,880,061
74,522	Integra LifeSciences Holdings Corp.*	4,124,047
38,335	Invacare Corp.	667,029
35,553	Lantheus Holdings, Inc.*	565,293
17,802	LeMaitre Vascular, Inc.	644,966
49,266	Meridian Bioscience, Inc.^	699,577
58,881	Merit Medical Systems, Inc.*	2,670,253
38,744	Natus Medical, Inc.*^	1,303,736
60,083	Neogen Corp.*^	4,024,960
71,521	OraSure Technologies, Inc.*^	1,207,990
21,215	Orthofix International NV*^	1,247,018
15,065	Surmodics, Inc.*	573,223
17,246	Tactile Systems Technology, Inc.*^	548,423
44,494	Varex Imaging Corp.*^	1,591,995

		37,097,640

Health Care Providers & Services (3.7%):
38,089	Aceto Corp.^	289,476
14,684	Almost Family, Inc.	822,304
33,294	Amedisys, Inc.*^	2,008,960
55,550	AMN Healthcare Services, Inc.*^	3,152,463
36,134	BioTelemetry, Inc.*^	1,121,961
18,863	Chemed Corp.^	5,146,957
136,876	Community Health Systems, Inc.*^	542,029
11,165	CorVel Corp.*	564,391
43,666	Cross Country Healthcare, Inc.*	485,129
56,593	Diplomat Pharmacy, Inc.*^	1,140,349
56,332	Ensign Group, Inc. (The)	1,481,532
60,234	HealthEquity, Inc.*^	3,646,566
107,305	Kindred Healthcare, Inc.^	981,841
19,070	LHC Group, Inc.*^	1,173,949
28,643	Magellan Health Services, Inc.*	3,067,665
72,412	Owens & Minor, Inc.^	1,126,007
13,020	Providence Service Corp.*	900,203
33,350	Quorum Health Corp.*^	272,803
125,473	Select Medical Holdings Corp.*^	2,164,409
39,951	Tivity Health, Inc.*	1,584,057
14,559	U.S. Physical Therapy, Inc.	1,183,647

		32,856,698

Continued

AZL Small Cap Stock Index Fund

Schedule of Portfolio Investments

March 31, 2018 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Health Care Technology (0.7%):
13,064	Computer Programs & Systems, Inc.^	$381,469
29,439	HealthStream, Inc.	730,970
96,767	HMS Holdings Corp.*	1,629,556
45,435	Omnicell, Inc.*^	1,971,879
55,590	Quality Systems, Inc.*^	758,804
15,224	Tabula Rasa Healthcare, Inc.*	590,691

		6,063,369

Hotels, Restaurants & Leisure (2.2%):
97,759	Belmond, Ltd., Class A*	1,090,013
1,181	Biglari Holdings, Inc.*^	482,332
20,682	BJ’s Restaurants, Inc.^	928,622
20,023	Chuy’s Holdings, Inc.*^	524,603
47,962	Dave & Buster’s Entertainment, Inc.*^	2,001,934
20,978	DineEquity, Inc.^	1,375,737
27,773	El Pollo Loco Holdings, Inc.*^	263,844
32,218	Fiesta Restaurant Group, Inc.*^	596,033
22,415	Marcus Corp.^	680,295
27,794	Marriott Vacations Worldwide Corp.	3,702,161
13,535	Monarch Casino & Resort, Inc.*	572,395
97,774	Penn National Gaming, Inc.*^	2,567,545
15,255	Red Robin Gourmet Burgers*	884,790
33,916	Ruth’s Hospitality Group, Inc.^	829,246
22,429	Shake Shack, Inc., Class A*^	933,719
45,191	Sonic Corp.^	1,140,169
33,978	Wingstop, Inc.^	1,604,781

		20,178,219

Household Durables (2.1%):
9,814	Cavco Industries, Inc.*^	1,705,183
29,638	Ethan Allen Interiors, Inc.^	680,192
24,751	Installed Building Products, Inc.*	1,486,298
32,728	iRobot Corp.*	2,100,810
54,987	La-Z-Boy, Inc.^	1,646,861
21,056	LGI Homes, Inc.*^	1,485,922
52,765	M.D.C. Holdings, Inc.	1,473,199
32,725	M/I Homes, Inc.*^	1,042,291
44,642	Meritage Corp.*	2,020,051
41,646	TopBuild Corp.*^	3,186,751
16,607	Universal Electronics, Inc.*	864,394
33,800	William Lyon Homes, Class A*	929,162

		18,621,114

Household Products (0.5%):
11,614	Central Garden & Pet Co.*^	499,402
41,647	Central Garden & Pet Co., Class A*^	1,649,638
16,019	WD-40 Co.^	2,109,702

		4,258,742

Industrial Conglomerates (0.2%):
41,949	Raven Industries, Inc.	1,470,312

Insurance (3.2%):
54,819	American Equity Investment Life Holding Co.	1,609,486
22,921	Amerisafe, Inc.^	1,266,385
20,124	eHealth, Inc.*	287,974
39,346	Employers Holdings, Inc.	1,591,546
9,766	HCI Group, Inc.	372,671
48,724	Horace Mann Educators Corp.	2,082,951
12,919	Infinity Property & Casualty Corp.	1,529,610
10,680	James River Group Holdings	378,820
83,037	Maiden Holdings, Ltd.^	539,741
26,638	Navigators Group, Inc.	1,535,681
63,334	ProAssurance Corp.	3,074,866
46,228	RLI Corp.^	2,930,393
18,383	Safety Insurance Group, Inc.	1,412,734

Shares		Fair Value
Common Stocks, continued
Insurance, continued
69,398	Selective Insurance Group, Inc.^	$4,212,458
28,862	Stewart Information Services Corp.	1,268,196
97,443	Third Point Reinsurance, Ltd.*^	1,359,329
25,527	United Fire Group, Inc.	1,221,722
26,137	United Insurance Holdings Co.	500,262
39,199	Universal Insurance Holdings, Inc.	1,250,448

		28,425,273

Internet & Direct Marketing Retail (0.6%):
21,808	FTD Cos., Inc.*	79,381
35,387	Nutri/System, Inc.^	953,680
23,949	PetMed Express, Inc.^	999,871
37,973	Shutterfly, Inc.*^	3,085,306

		5,118,238

Internet Software & Services (1.4%):
29,573	Alarm.com Holding, Inc.*	1,116,085
54,808	Blucora, Inc.*	1,348,278
64,417	DHI Group, Inc.*	103,067
31,586	Liquidity Services, Inc.*^	205,309
63,949	LivePerson, Inc.*	1,045,566
76,951	NIC, Inc.^	1,023,448
42,237	QuinStreet, Inc.*^	539,366
21,429	Shutterstock, Inc.*^	1,031,806
19,933	SPS Commerce, Inc.*	1,277,107
19,113	Stamps.com, Inc.*	3,842,670
27,351	XO Group, Inc.*	567,533

		12,100,235

IT Services (2.2%):
28,888	CACI International, Inc., Class A*^	4,372,200
53,830	Cardtronics plc*^	1,200,947
39,298	CSG Systems International, Inc.	1,779,806
69,901	Evertec, Inc.	1,142,881
40,112	Exlservice Holdings, Inc.*	2,237,046
11,589	Forrester Research, Inc.	480,364
30,362	ManTech International Corp., Class A	1,684,180
40,174	Perficient, Inc.*	920,788
46,969	Sykes Enterprises, Inc.*	1,359,283
146,213	Travelport Worldwide, Ltd.	2,389,120
16,809	TTEC Holdings, Inc.	516,036
32,171	Virtusa Corp.*^	1,559,007

		19,641,658

Leisure Products (0.5%):
109,972	Callaway Golf Co.^	1,799,141
36,628	Nautilus Group, Inc.*^	492,647
20,305	Sturm, Ruger & Co., Inc.^	1,066,013
67,031	Vista Outdoor, Inc.*^	1,093,946

		4,451,747

Life Sciences Tools & Services (0.3%):
38,511	Cambrex Corp.*^	2,014,126
47,349	Luminex Corp.^	997,643

		3,011,769

Machinery (5.8%):
70,181	Actuant Corp., Class A^	1,631,708
11,188	Alamo Group, Inc.	1,229,561
33,781	Albany International Corp., Class A^	2,118,069
22,458	Astec Industries, Inc.^	1,239,232
57,654	Barnes Group, Inc.^	3,452,898
50,829	Briggs & Stratton Corp.	1,088,249
36,153	Chart Industries, Inc.*^	2,134,112
19,221	CIRCOR International, Inc.^	819,968
25,582	EnPro Industries, Inc.^	1,979,535
30,137	ESCO Technologies, Inc.^	1,764,521
69,989	Federal Signal Corp.	1,541,158
45,463	Franklin Electric Co., Inc.^	1,852,617

Continued

AZL Small Cap Stock Index Fund

Schedule of Portfolio Investments

March 31, 2018 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Machinery, continued
33,786	Greenbrier Cos, Inc.^	$1,697,747
93,651	Harsco Corp.*	1,933,893
73,769	Hillenbrand, Inc.	3,385,997
36,945	John Bean Technologies Corp.^	4,189,563
12,230	Lindsay Corp.^	1,118,311
20,191	Lydall, Inc.*	974,216
67,974	Mueller Industries, Inc.	1,778,200
29,284	Proto Labs, Inc.*^	3,442,334
50,179	SPX Corp.*^	1,629,814
49,709	SPX FLOW, Inc.*	2,445,186
14,891	Standex International Corp.	1,419,857
20,853	Tennant Co.^	1,411,748
58,305	Titan International, Inc.	735,226
67,970	Wabash National Corp.^	1,414,456
32,444	Watts Water Technologies, Inc., Class A^	2,520,899

		50,949,075

Marine (0.2%):
49,788	Matson, Inc.^	1,425,928

Media (0.7%):
65,663	E.W. Scripps Co. (The), Class A^	787,299
134,063	Gannett Co., Inc.^	1,337,949
63,708	New Media Investment Group, Inc.	1,091,955
33,249	Scholastic Corp.^	1,291,391
47,097	World Wrestling Entertainment, Inc., Class A^	1,695,963

		6,204,557

Metals & Mining (0.9%):
368,056	AK Steel Holding Corp.*^	1,667,294
58,303	Century Aluminum Co.*^	964,332
14,453	Haynes International, Inc.^	536,351
19,333	Kaiser Aluminum Corp.^	1,950,699
23,242	Materion Corp.	1,186,504
11,035	Olympic Steel, Inc.	226,328
75,691	SunCoke Energy, Inc.*^	814,435
45,383	TimkenSteel Corp.*^	689,368

		8,035,311

Mortgage Real Estate Investment Trusts (1.0%):
128,710	Apollo Commercial Real Estate Finance, Inc.^	2,314,205
48,502	Armour Residential REIT, Inc.^	1,129,127
110,632	Capstead Mortgage Corp.	956,967
133,223	Invesco Mortgage Capital, Inc.	2,182,193
131,645	New York Mortgage Trust, Inc.	780,655
70,926	PennyMac Mortgage Investment Trust	1,278,796

		8,641,943

Multiline Retail (0.5%):
40,651	Fred’s, Inc.^	121,546
365,375	J.C. Penney Co., Inc.*^	1,103,433
57,228	Ollie’s Bargain Outlet Holdings, Inc.*^	3,450,848

		4,675,827

Multi-Utilities (0.4%):
76,906	Avista Corp.	3,941,433

Oil, Gas & Consumable Fuels (1.5%):
91,177	Carrizo Oil & Gas, Inc.*^	1,458,832
87,671	Cloud Peak Energy, Inc.*^	255,123
29,878	CONSOL Energy, Inc.*^	865,566
470,683	Denbury Resources, Inc.*^	1,289,671
45,294	Green Plains Renewable Energy, Inc.^	760,939
115,780	HighPoint Resources Corp.*^	588,162
29,774	Par Pacific Holdings, Inc.*	511,220

Shares		Fair Value
Common Stocks, continued
Oil, Gas & Consumable Fuels, continued
77,202	PDC Energy, Inc.*	$3,785,213
6,807	REX American Resources Corp.*^	495,550
63,371	Ring Energy, Inc.*^	909,374
283,609	SRC Energy, Inc.*^	2,674,433

		13,594,083

Paper & Forest Products (1.1%):
45,287	Boise Cascade Co.	1,748,078
19,425	Clearwater Paper Corp.*^	759,518
102,598	KapStone Paper & Packaging Corp.	3,520,136
19,769	Neenah Paper, Inc.	1,549,890
51,715	P.H. Glatfelter Co.^	1,061,709
36,024	Schweitzer-Mauduit International, Inc.^	1,410,340

		10,049,671

Personal Products (0.4%):
514,451	Avon Products, Inc.*	1,461,041
19,982	Inter Parfums, Inc.	942,151
12,274	Medifast, Inc.	1,147,005

		3,550,197

Pharmaceuticals (1.6%):
41,479	Amphastar Pharmaceuticals, Inc.*^	777,731
10,606	ANI Pharmaceuticals, Inc.*^	617,481
111,650	Corcept Therapeutics, Inc.*^	1,836,643
74,613	DepoMed, Inc.*^	491,700
7,669	Heska Corp.*^	606,388
86,605	Impax Laboratories, Inc.*^	1,684,467
80,783	Innoviva, Inc.*^	1,346,653
36,100	Lannett Co., Inc.*^	579,405
75,412	Medicines Co. (The)*^	2,484,071
22,629	Phibro Animal Health Corp., Class A^	898,371
60,426	Supernus Pharmaceuticals, Inc.*^	2,767,511

		14,090,421

Professional Services (2.5%):
29,752	Exponent, Inc.	2,339,995
43,558	FTI Consulting, Inc.*	2,108,643
21,851	Heidrick & Struggles International, Inc.	682,844
43,328	Insperity, Inc.	3,013,462
35,824	Kelly Services, Inc., Class A^	1,040,329
65,970	Korn/Ferry International	3,403,392
53,293	Navigant Consulting, Inc.*	1,025,357
57,460	On Assignment, Inc.	4,704,825
34,405	Resources Connection, Inc.^	557,361
48,003	Trueblue, Inc.*^	1,243,278
46,711	Wageworks, Inc.*^	2,111,337

		22,230,823

Real Estate Management & Development (0.4%):
43,290	HFF, Inc., Class A	2,151,513
20,778	RE/MAX Holdings, Inc., Class A	1,256,030

		3,407,543

Road & Rail (0.6%):
30,517	ArcBest Corp.^	978,070
57,702	Heartland Express, Inc.^	1,038,059
44,727	Marten Transport, Ltd.^	1,019,776
38,934	Roadrunner Transportation System, Inc.*^	98,892
30,028	Saia, Inc.*	2,256,604

		5,391,401

Semiconductors & Semiconductor Equipment (3.7%):
46,238	Advanced Energy Industries, Inc.*^	2,954,608
37,577	Axcelis Technologies, Inc.*^	924,394
82,407	Brooks Automation, Inc.^	2,231,582

Continued

AZL Small Cap Stock Index Fund

Schedule of Portfolio Investments

March 31, 2018 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Semiconductors & Semiconductor Equipment, continued
29,793	Cabot Microelectronics Corp.^	$3,191,129
26,019	CEVA, Inc.*	941,888
33,414	Cohu, Inc.	762,173
44,736	Diodes, Inc.*^	1,362,659
25,037	DSP Group, Inc.*	295,437
84,474	FormFactor, Inc.*^	1,153,070
71,499	Kopin Corp.*^	223,077
82,334	Kulicke & Soffa Industries, Inc.*	2,059,173
71,856	MaxLinear, Inc., Class A*	1,634,724
26,994	Nanometrics, Inc.*	726,139
31,861	PDF Solutions, Inc.*	371,499
81,049	Photronics, Inc.*^	668,654
34,794	Power Integrations, Inc.^	2,378,170
127,091	Rambus, Inc.*	1,706,832
36,399	Rudolph Technologies, Inc.*	1,008,252
77,689	Semtech Corp.*^	3,033,755
42,122	Solaredge Technologies, Inc.*	2,215,617
44,737	Ultra Clean Holdings, Inc.*^	861,187
56,243	Veeco Instruments, Inc.*^	956,131
57,725	Xperi Corp.^	1,220,884

		32,881,034

Software (1.8%):
106,735	8x8, Inc.*^	1,990,608
40,824	Bottomline Technologies, Inc.*^	1,581,930
25,810	Ebix, Inc.^	1,922,845
11,018	MicroStrategy, Inc., Class A*	1,421,212
48,530	Monotype Imaging Holdings, Inc.	1,089,499
54,454	Progress Software Corp.	2,093,756
37,896	Qualys, Inc.*^	2,756,933
51,975	Synchronoss Technologies, Inc.*^	548,336
144,357	TiVo Corp.^	1,956,037
36,070	VASCO Data Security International, Inc.*	467,107

		15,828,263

Specialty Retail (4.3%):
79,505	Abercrombie & Fitch Co., Class A^	1,924,816
21,689	Asbury Automotive Group, Inc.*^	1,464,008
202,118	Ascena Retail Group, Inc.*^	406,257
44,047	Barnes & Noble Education, Inc.*^	303,484
68,602	Barnes & Noble, Inc.^	339,580
24,200	Big 5 Sporting Goods Corp.^	175,450
50,690	Caleres, Inc.	1,703,184
27,161	Cato Corp., Class A^	400,353
149,707	Chico’s FAS, Inc.^	1,353,351
20,379	Children’s Place Retail Stores, Inc. (The)	2,756,260
84,420	DSW, Inc., Class A^	1,896,073
91,956	Express, Inc.*	658,405
48,090	Finish Line, Inc. (The), Class A^	651,139
64,382	Five Below, Inc.*^	4,721,777
44,148	Francesca’s Holdings Corp.*	211,910
23,158	Genesco, Inc.*^	940,215
23,016	Group 1 Automotive, Inc.	1,503,865
68,857	Guess?, Inc.^	1,428,094
22,402	Haverty Furniture Cos., Inc.	451,400
21,867	Hibbett Sports, Inc.*	523,715
18,990	Kirkland’s, Inc.*	184,013
28,282	Lithia Motors, Inc., Class A^	2,842,908
33,690	Lumber Liquidators Holdings, Inc.*^	805,865
25,623	MarineMax, Inc.*^	498,367
38,134	Monro Muffler Brake, Inc.^	2,043,982
62,302	Rent-A-Center, Inc.	537,666
22,206	RH*^	2,115,788
13,664	Shoe Carnival, Inc.^	325,203
45,036	Sleep Number Corp.*^	1,583,015

Shares		Fair Value
Common Stocks, continued
Specialty Retail, continued
28,543	Sonic Automotive, Inc., Class A^	$540,890
57,656	Tailored Brands, Inc.^	1,444,859
33,234	The Buckle, Inc.	736,133
42,565	The Tile Shop Holdings, Inc.^	255,390
28,884	Vitamin Shoppe, Inc.*^	125,645
21,125	Zumiez, Inc.*^	504,888

		38,357,948

Technology Hardware, Storage & Peripherals (0.4%):
47,567	Cray, Inc.*	984,637
53,268	Electronics for Imaging, Inc.*^	1,455,814
45,264	Super Micro Computer, Inc.*^	769,488

		3,209,939

Textiles, Apparel & Luxury Goods (1.5%):
80,481	Crocs, Inc.*	1,307,816
51,041	Fossil Group, Inc.*^	648,221
48,948	G-III Apparel Group, Ltd.*^	1,844,361
17,844	Movado Group, Inc.^	685,210
19,704	Oxford Industries, Inc.^	1,469,130
14,715	Perry Ellis International, Inc.*^	379,647
61,716	Steven Madden, Ltd.	2,709,332
19,672	Unifi, Inc.*^	713,110
22,580	Vera Bradley, Inc.*	239,574
113,205	Wolverine World Wide, Inc.^	3,271,624

		13,268,025

Thrifts & Mortgage Finance (1.7%):
64,439	BofI Holding, Inc.*^	2,611,712
36,511	Dime Community Bancshares	671,802
31,750	HomeStreet, Inc.*	909,638
10,688	Meta Financial Group, Inc.^	1,167,130
68,974	NMI Holdings, Inc., Class A*	1,141,520
54,965	Northfield Bancorp, Inc.	858,004
120,492	Northwest Bancshares, Inc.^	1,995,347
46,422	Oritani Financial Corp.^	712,578
72,208	Provident Financial Services, Inc.	1,847,803
113,940	TrustCo Bank Corp.	962,793
32,767	Wawlker & Dunlop, Inc.^	1,947,015

		14,825,342

Tobacco (0.2%):
29,392	Universal Corp.^	1,425,512

Trading Companies & Distributors (0.7%):
45,208	Applied Industrial Technologies, Inc.	3,295,663
18,669	DXP Enterprises, Inc.*	727,158
32,300	Kaman Corp., Class A^	2,006,476
13,115	Veritiv Corp.*^	514,108

		6,543,405

Water Utilities (0.5%):
42,897	American States Water Co.^	2,276,115
56,353	California Water Service Group	2,099,149

		4,375,264

Wireless Telecommunication Services (0.0%):
22,232	Spok Holdings, Inc.^	332,368

Total Common Stocks (Cost $705,175,558)		883,119,349

Rights (0.0%):
Biotechnology (0.0%):
25,050	Dyax Corp. CVR, Expires on 12/31/19*(a)(b)	80,160

Technology Hardware, Storage & Peripherals (0.0%):
10,537	Gerber Scientific, Inc., Expires on 12/31/18*(a)	—

Total Rights (Cost $–)		80,160

Continued

AZL Small Cap Stock Index Fund

Schedule of Portfolio Investments

March 31, 2018 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Securities Held as Collateral for Securities on Loan (27.1%):
$240,525,666	AZL Small Cap Stock Index Fund Securities Lending Collateral Account(c)	$240,525,666

Total Securities Held as Collateral for Securities on Loan (Cost $240,525,666)		240,525,666

Unaffiliated Investment Company (0.7%):
6,623,266	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 1.46%(d)	6,623,266

Total Unaffiliated Investment Company (Cost $6,623,266)		6,623,266

Total Investment Securities (Cost $952,324,490)—127.3%		1,130,348,441
Net other assets (liabilities)—(27.3)%		(242,175,603)

Net Assets—100.0%		$888,172,838

Percentages indicated are based on net assets as of March 31, 2018.

CVR	— Contingency Valued Rights

*	Non-income producing security.
^	This security or a partial position of this security was on loan as of March 31, 2018. The total value of securities on loan as of March 31, 2018, was $237,577,165.
(a)	Security was valued in good faith pursuant to procedures approved by the Board of Trustees as of March 31, 2018. The total of all such securities represent 0.01% of the net assets of the fund.
(b)	The sub-adviser has deemed these securities to be illiquid based on procedures approved by the Board of Trustees. As of March 31, 2018, these securities represent 0.01% of the net assets of the Fund.
(c)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before March 31, 2018.
(d)	The rate represents the effective yield at March 31, 2018.

Amounts shown as “—” are $0 or round to less than $1.

Continued

AZL Small Cap Stock Index Fund

Schedule of Portfolio Investments

March 31, 2018 (Unaudited)

Futures Contracts

Cash of $240,600 has been segregated to cover margin requirements for the following open contracts as of March 31, 2018:

Long Futures

Description	Expiration Date	Number of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)
Russell 2000 Mini Index June Futures (U.S. Dollar)	6/15/18	68	5,206,080	$(31,303)

				$(31,303)

See accompanying notes to the schedules of portfolio investments.

AZL T. Rowe Price Capital Appreciation Fund

Schedule of Portfolio Investments

March 31, 2018 (Unaudited)

Shares		Fair Value
Common Stocks (68.2%):
Auto Components (1.4%):
93,175	Adient plc^	$5,568,138
171,343	Magna International, Inc., ADR	9,655,178

		15,223,316

Banks (2.5%):
190,395	PNC Financial Services Group, Inc.	28,795,340

Beverages (5.3%):
388,986	Dr Pepper Snapple Group, Inc.	46,048,163
128,915	PepsiCo, Inc.	14,071,072

		60,119,235

Biotechnology (0.2%):
9,624	Biogen Idec, Inc.*	2,635,244

Capital Markets (2.1%):
145,912	Intercontinental Exchange, Inc.	10,581,538
129,246	State Street Corp.	12,889,704

		23,471,242

Commercial Services & Supplies (1.7%):
117,454	Republic Services, Inc., Class A	7,778,978
161,844	Waste Connections, Inc.	11,610,689

		19,389,667

Containers & Packaging (0.5%):
135,430	Ball Corp.^	5,377,925

Electric Utilities (2.7%):
252,652	Eversource Energy	14,886,256
32,798	NextEra Energy, Inc.	5,356,897
194,406	PG&E Corp.	8,540,256
52,661	Xcel Energy, Inc.	2,395,022

		31,178,431

Equity Real Estate Investment Trusts (2.3%):
83,043	American Tower Corp.	12,069,470
123,100	Crown Castle International Corp.	13,492,991

		25,562,461

Food & Staples Retailing (0.3%):
59,100	CVS Health Corp.	3,676,611

Food Products (1.0%):
93,123	Kraft Heinz Co. (The)	5,800,631
77,719	Tyson Foods, Inc., Class A	5,688,254

		11,488,885

Health Care Equipment & Supplies (7.1%):
306,848	Abbott Laboratories	18,386,332
137,671	Becton, Dickinson & Co.	29,833,306
326,838	Danaher Corp.	32,000,708

		80,220,346

Health Care Providers & Services (2.9%):
58,105	Aetna, Inc.	9,819,745
30,568	Anthem, Inc.	6,715,790
20,667	Cigna Corp.	3,466,683
59,282	UnitedHealth Group, Inc.	12,686,347

		32,688,565

Hotels, Restaurants & Leisure (3.4%):
444,328	Aramark Holdings Corp.	17,577,616
241,905	Yum! Brands, Inc.	20,593,372

		38,170,988

Industrial Conglomerates (1.4%):
292,657	General Electric Co.	3,945,016
40,955	Roper Industries, Inc.	11,495,659

		15,440,675

Insurance (3.2%):
446,255	Marsh & McLennan Cos., Inc.	36,856,200

Internet & Direct Marketing Retail (2.6%):
15,634	Amazon.com, Inc.*	22,627,714

Shares		Fair Value
Common Stocks, continued
Internet & Direct Marketing Retail, continued
3,500	Booking Holdings, Inc.*	$7,281,365

		29,909,079

Internet Software & Services (1.8%):
4,923	Alphabet, Inc., Class A*	5,105,840
6,337	Alphabet, Inc., Class C*	6,538,453
54,900	Facebook, Inc., Class A*	8,772,471

		20,416,764

IT Services (8.0%):
265,957	Fidelity National Information Services, Inc.	25,611,659
506,988	Fiserv, Inc.*	36,153,315
21,585	MasterCard, Inc., Class A	3,780,829
215,256	Visa, Inc., Class A^	25,748,923

		91,294,726

Life Sciences Tools & Services (3.3%):
346,672	PerkinElmer, Inc.^	26,250,004
54,151	Thermo Fisher Scientific, Inc.	11,180,015

		37,430,019

Machinery (2.3%):
189,416	Fortive Corp.	14,683,528
92,906	Middleby Corp. (The)*^	11,500,834

		26,184,362

Media (0.2%):
71,645	Liberty Global plc, Series C*	2,180,157

Multi-Utilities (2.7%):
16,757	CMS Energy Corp.	758,925
156,406	DTE Energy Co.	16,328,786
558,635	NiSource, Inc.^	13,356,963

		30,444,674

Oil, Gas & Consumable Fuels (1.2%):
147,000	Canadian Natural Resources, Ltd.^	4,626,090
293,799	Enterprise Products Partners LP	7,192,200
41,184	Total SA^	2,340,351

		14,158,641

Pharmaceuticals (0.2%):
22,802	Perrigo Co. plc^	1,900,319

Professional Services (1.0%):
94,093	Equifax, Inc.	11,085,096

Semiconductors & Semiconductor Equipment (1.4%):
18,500	Broadcom, Ltd.	4,359,525
5,040	Maxim Integrated Products, Inc.	303,509
110,744	Texas Instruments, Inc.	11,505,194

		16,168,228

Software (3.7%):
62,778	Intuit, Inc.	10,882,566
343,800	Microsoft Corp.	31,378,626

		42,261,192

Technology Hardware, Storage & Peripherals (0.4%):
27,000	Apple, Inc.	4,530,060

Tobacco (1.4%):
155,017	Philip Morris International, Inc.	15,408,690

Total Common Stocks (Cost $654,015,462)		773,667,138

Preferred Stocks (2.3%):
Banks (0.0%):
7,099	U.S. Bancorp, Series F, 6.50%^	198,275

Capital Markets (0.1%):
55,900	Charles Schwab Corp. (The), Series C, 6.00%	1,455,636
3,600	Charles Schwab Corp. (The), Series D, 5.95%^	94,284

Continued

AZL T. Rowe Price Capital Appreciation Fund

Schedule of Portfolio Investments

March 31, 2018 (Unaudited)

Shares		Fair Value
Preferred Stocks, continued
Capital Markets, continued
3,456	State Street Corp., Series E, 6.00%	$90,893

		1,640,813

Electric Utilities (0.4%):
30,000	Alabama Power Co., 5.00%^	761,400
107,700	SCE Trust IV, Series J, 5.38%	2,767,890
18,000	SCE Trust V, Series K, 5.45%	467,640
25,000	SCE Trust VI, 5.00%	566,000

		4,562,930

Health Care Equipment & Supplies (1.1%):
195,369	Becton Dickinson And Co., Series A, 6.13%	11,415,411

Multi-Utilities (0.7%):
100,000	DTE Energy Co., Series E, 5.25%	2,414,000
57,868	Sempra Energy, Series A, 6.00%	5,923,947

		8,337,947

Total Preferred Stocks (Cost $24,498,380)		26,155,376

Convertible Preferred Stocks (1.3%):
Banks (1.1%):
10,019	Wells Fargo & Co., Series L, Class A, 7.50%	12,924,510

Electric Utilities (0.1%):
19,115	Nextra Energy, Inc., 6.12%	1,102,171

Equity Real Estate Investment Trusts (0.1%):
934	Crown Castle International Corp., Series A, 6.88%	1,044,147

Total Convertible Preferred Stocks (Cost $14,610,690)		15,070,828

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Asset Backed Securities (0.1%):
943,063	Taco Bell Funding LLC, Class A2I, Series 16-1A, 3.83%, 5/25/46, Callable 11/25/18 @ 100(a)(b)	948,315

Total Asset Backed Securities (Cost $943,063)		948,315

Bank Loans (1.1%):
Chemicals (0.1%):
$713,213	H.B. Fuller Co., 4.07% (US LIBOR ), 10/20/24, Callable 4/20/18 @ 100	716,336

Insurance (0.6%):
6,350,864	Hub International, Ltd., 4.84% (US LIBOR ), 10/2/20, Callable 5/5/18 @ 100	6,381,729

IT Services (0.1%):
853,125	Global Payments, Inc., 3.40% (US LIBOR ), 5/2/22(c)	854,191
740,000	Vantiv LLC, 3.78% (US LIBOR ), 3/31/23	743,700

		1,597,891

Machinery (0.2%):
1,776,282	Manitowoc Foodservice, Inc., 4.40% (US LIBOR ), 3/3/23, Callable 5/5/18 @ 100	1,787,384

Media (0.0%):
238,636	Kasima LLC, 4.15% (US LIBOR ), 5/17/21, Callable 5/5/18 @ 100	239,830

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Bank Loans, continued
Multiline Retail (0.0%):
$100,000	Dollar Tree, Inc., 4.25%, 7/6/22	$100,313

Oil, Gas & Consumable Fuels (0.1%):
1,243,750	Eagleclaw Midstream, 6.04% (US LIBOR ), 6/8/24, Callable 5/5/18 @ 101	1,249,969

Pharmaceuticals (0.0%):
96,825	Prestige Brands, Inc., 3.65% (US LIBOR ), 1/26/24, Callable 5/5/18 @ 100	96,998

Professional Services (0.0%):
20,417	Institutional Shareholder Services, Inc., 5.80% (US LIBOR ), 10/16/24(c)	20,451
224,583	Institutional Shareholder Services, Inc., 6.09% (US LIBOR ), 10/16/24, Callable 4/16/18 @ 100(c)	224,958

		245,409

Total Bank Loans (Cost $12,234,470)		12,415,859

Corporate Bonds (15.2%):
Aerospace & Defense (0.7%):
1,730,000	Northrop Grumman Corp., 2.55%, 10/15/22, Callable 9/15/22 @ 100	1,676,542
2,095,000	Northrop Grumman Corp., 2.93%, 1/15/25, Callable 11/15/24 @ 100	2,008,751
4,503,000	Northrop Grumman Corp., 3.25%, 1/15/28, Callable 10/15/27 @ 100	4,298,263

		7,983,556

Airlines (0.0%):
311,076	U.S. Airways 2010-1A PTT, Series A, 6.25%, 10/22/24	335,465

Automobiles (0.4%):
4,750,000	Tesla, Inc., 5.30%, 8/15/25, Callable 8/15/20 @ 103.97^(a)	4,144,375

Banks (0.3%):
2,145,000	PNC Financial Services, Series S, 5.00% (US0003M + 330 bps), 12/31/49, Callable 11/1/26 @ 100	2,135,347
875,000	US BanCorp, 5.30% (US0003M + 291 bps), 12/31/49, Callable 4/15/27 @ 100	894,688

		3,030,035

Beverages (0.3%):
720,000	Anheuser-Busch InBev NV, 1.90%, 2/1/19	717,904
440,000	Anheuser-Busch InBev NV, 2.65%, 2/1/21, Callable 1/1/21 @ 100	436,554
930,000	Anheuser-Busch InBev NV, 3.03% (US0003M + 126 bps), 2/1/21	955,817
625,000	Anheuser-Busch InBev NV, 3.30%, 2/1/23, Callable 12/1/22 @ 100	625,459
465,000	PepsiCo, Inc., 1.25%, 4/30/18	464,574

		3,200,308

Continued

AZL T. Rowe Price Capital Appreciation Fund

Schedule of Portfolio Investments

March 31, 2018 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Corporate Bonds, continued
Building Products (0.0%):
$280,000	Lennox International, Inc., 3.00%, 11/15/23, Callable 9/15/23 @ 100	$272,822

Capital Markets (0.4%):
1,865,000	Bank of New York Mellon Corp. (The), Series E, 4.95% (US0003M + 342 bps), 12/29/49, Callable 6/20/20 @ 100	1,909,536
1,060,000	Bank of New York Mellon Corp. (The), 4.62% (US0003M + 313 bps), 12/29/49, Callable 9/20/26 @ 100	1,030,850
1,355,000	State Street Corp., Series F, 5.25% (US0003M + 360 bps), 12/31/49, Callable 9/15/20 @ 100	1,388,875

		4,329,261

Chemicals (0.1%):
570,000	Ecolab, Inc., 2.00%, 1/14/19	566,597
350,000	Kronos, Inc., 5.32% (US LIBOR ), 11/1/23, Callable 5/5/18 @ 100	352,069

		918,666

Communications Equipment (0.0%):
260,000	Harris Corp., 2.00%, 4/27/18	259,936

Consumer Finance (0.2%):
695,000	Caterpillar Financial Services Corp., 2.25%, 12/1/19, MTN	689,481
1,165,000	Ford Motor Credit Co. LLC, 5.00%, 5/15/18	1,167,796

		1,857,277

Containers & Packaging (0.5%):
3,304,657	Beverage Packaging Holdings Luxemberg, 5.75%, 10/15/20, Callable 5/7/18 @ 101.44	3,345,965
687,877	Beverage Packaging Holdings Luxemberg, 6.87%, 2/15/21, Callable 5/7/18 @ 101.15	697,335
1,560,000	Reynolds Group Issuer, Inc., 5.22% (US0003M + 350 bps), 7/15/21, Callable 5/7/18 @ 102^(a)	1,579,500
550,000	Reynolds Group Issuer, Inc., 5.13%, 7/15/23, Callable 7/15/19 @ 102.56(a)	555,335

		6,178,135

Diversified Telecommunication Services (0.4%):
970,000	Level 3 Communications, Inc., 5.38%, 8/15/22, Callable 5/7/18 @ 102.69	970,000
1,310,000	Level 3 Financing, Inc., 5.63%, 2/1/23, Callable 5/7/18 @ 102.81^	1,311,244
1,225,000	Verizon Communications, 3.13%, 3/16/22	1,214,164
1,225,000	Verizon Communications, 3.14% (US0003M + 100 bps), 3/16/22^	1,248,414

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Corporate Bonds, continued
Diversified Telecommunication Services, continued
$25,000	Zayo Group LLC, 3.99% (US LIBOR ), 1/19/24, Callable 5/5/18 @ 100	$25,188

		4,769,010

Electric Utilities (0.9%):
1,020,000	Berkshire Hathaway Energy Co., 2.40%, 2/1/20, Callable 1/1/20 @ 100	1,011,540
1,225,000	Edison International, 2.13%, 4/15/20	1,202,483
750,000	Eversource Energy, 2.75%, 3/15/22, Callable 2/15/22 @ 100	735,104
500,000	Eversource Energy, Series L, 2.90%, 10/1/24, Callable 8/1/24 @ 100	480,098
1,245,000	Eversource Energy, 3.30%, 1/15/28, Callable 10/15/27 @ 100^	1,199,619
1,000,000	NSTAR Electric Co., 3.20%, 5/15/27, Callable 2/15/27 @ 100	978,029
1,240,000	Pacific Gas & Electric, 3.30%, 3/15/27, Callable 12/15/26 @ 100^	1,177,562
2,130	SCE Trust II, 0.88%, 12/31/49, Perpetual Bond	49,203
23,272	SCE Trust III, Series H, 0.87%, 12/31/49, Perpetual Bond	618,337
1,140,000	Southern Co., 1.55%, 7/1/18	1,136,668
610,000	Southern Co., 1.85%, 7/1/19	601,802
365,000	Virginia Electric & Power Co., Series A, 3.15%, 1/15/26, Callable 10/15/25 @ 100	352,866
855,000	Virginia Electric & Power Co., Series A, 3.50%, 3/15/27, Callable 12/15/26 @ 100	844,377

		10,387,688

Electronic Equipment, Instruments & Components (0.1%):
750,000	Amphenol Corp., 2.20%, 4/1/20	739,302
375,000	Amphenol Corp., 3.20%, 4/1/24, Callable 2/1/24 @ 100	364,906
105,000	Cypress Intermediate Holdings III, Inc., 4.77% (US LIBOR ), 3/31/24, Callable 5/5/18 @ 100	105,281

		1,209,489

Equity Real Estate Investment Trusts (1.4%):
1,420,000	American Tower Corp., 3.30%, 2/15/21, Callable 1/15/21 @ 100	1,419,670
2,530,000	Crown Castle International Corp., 4.88%, 4/15/22	2,658,119
3,895,000	Crown Castle International Corp., 5.25%, 1/15/23	4,139,024
790,000	Iron Mountain, Inc., 4.38%, 6/1/21, Callable 6/1/18 @ 102.19^(a)	793,950
3,770,000	SBA Communications Corp., 4.88%, 7/15/22, Callable 5/7/18 @ 103.66	3,798,275
3,225,000	SBA Communications Corp., 4.88%, 9/1/24, Callable 9/1/19 @ 103.66	3,160,500

		15,969,538

Continued

AZL T. Rowe Price Capital Appreciation Fund

Schedule of Portfolio Investments

March 31, 2018 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Corporate Bonds, continued
Food & Staples Retailing (0.0%):
$340,000	Kroger Co. (The), 2.00%, 1/15/19	$337,596

Food Products (0.1%):
645,000	B&G Foods, Inc., 4.63%, 6/1/21, Callable 5/7/18 @ 102.31	640,163

Gas Utilities (0.1%):
825,000	Southern Calif Gas Co., 3.20%, 6/15/25, Callable 3/15/25 @ 100	822,666

Health Care Equipment & Supplies (0.5%):
1,080,000	Becton Dickinson & Co., 3.06% (US0003M + 103 bps), 6/6/22	1,083,335
1,105,000	Becton Dickinson & Co., 3.36%, 6/6/24, Callable 4/6/24 @ 100	1,063,561
706,000	Becton, Dickinson & Co., 2.68%, 12/15/19	701,919
1,340,000	Hologic, Inc., 4.38%, 10/15/25, Callable 10/15/20 @ 102.19(a)	1,293,100
1,470,000	Medtronic plc, 2.50%, 3/15/20	1,461,968
270,000	Teleflex, Inc., 4.88%, 6/1/26, Callable 6/1/21 @ 102.44	267,300
250,000	Teleflex, Inc., 4.63%, 11/15/27, Callable 11/15/22 @ 102.31	240,628

		6,111,811

Health Care Providers & Services (0.8%):
305,000	Fresenius Medical Care AG & Co. KGaA, 5.75%, 2/15/21(a)	322,294
900,000	HCA, Inc., 3.75%, 3/15/19	903,420
1,185,000	HCA, Inc., 4.25%, 10/15/19	1,193,888
5,655,000	HCA, Inc., 6.50%, 2/15/20	5,930,680
330,000	NVA Holdings, Inc., 4.54% (US LIBOR ), 2/2/25, Callable 5/5/18 @ 101	330,274
150,000	Universal Health Services, 3.75%, 8/1/19(a)	150,750

		8,831,306

Health Care Technology (0.2%):
2,615,238	Change Healthcare Holdings LLC, 4.40% (US LIBOR ), 3/1/24, Callable 5/5/18 @ 100	2,620,808

Hotels, Restaurants & Leisure (1.6%):
1,775,000	Aramark Services, Inc., 5.00%, 4/1/25, Callable 4/1/20 @ 103.75^(a)	1,788,845
1,051,000	Cedar Fair LP/Canada’s Wonderland Co., 5.38%, 6/1/24, Callable 6/1/19 @ 102.69	1,065,451
895,000	Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp/Millennium Op, 5.38%, 4/15/27, Callable 4/15/22 @ 102.69(a)	886,050
360,000	Hilton Domestic Operating Co., Inc., 4.25%, 9/1/24, Callable 9/1/19 @ 102.13	349,200
1,075,000	KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, 5.00%, 6/1/24, Callable 6/1/19 @ 103.75(a)	1,068,281

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Corporate Bonds, continued
Hotels, Restaurants & Leisure, continued
$1,440,000	KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, 5.25%, 6/1/26, Callable 6/1/21 @ 102.63(a)	$1,434,600
5,178,000	KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, 4.75%, 6/1/27, Callable 6/1/22 @ 102.38(a)	4,983,826
135,000	McDonald’s Corp., 2.10%, 12/7/18	134,612
535,000	Yum! Brands, Inc., 5.30%, 9/15/19	549,044
1,760,000	Yum! Brands, Inc., 3.88%, 11/1/20, Callable 8/1/20 @ 100	1,764,400
2,934,000	Yum! Brands, Inc., 3.75%, 11/1/21, Callable 8/1/21 @ 100^	2,897,325
1,258,000	Yum! Brands, Inc., 3.88%, 11/1/23, Callable 8/1/23 @ 100^	1,207,680
707,000	Yum! Brands, Inc., 6.88%, 11/15/37	752,955
600,000	Yum! Brands, Inc., 5.35%, 11/1/43, Callable 5/1/43 @ 100	543,000

		19,425,269

Household Products (0.1%):
750,000	Spectrum Brand, Inc., 6.63%, 11/15/22, Callable 5/7/18 @ 103.31	774,375
350,000	Spectrum Brands, Inc., 6.13%, 12/15/24, Callable 12/15/19 @ 103.06	360,500

		1,134,875

Industrial Conglomerates (0.2%):
980,000	3M Co., 2.25%, 3/15/23, Callable 2/15/23 @ 100, MTN	950,804
1,225,000	3M Co., 2.88%, 10/15/27, Callable 7/15/27 @ 100, MTN^	1,183,876

		2,134,680

Insurance (0.4%):
2,835,000	Hub International, Ltd., 7.88%, 10/1/21, Callable 5/7/18 @ 103.94(a)	2,934,225
530,000	Marsh & McLennan Cos., Inc., 2.35%, 3/6/20, Callable 2/6/20 @ 100	524,528
530,000	Marsh & McLennan Cos., Inc., 2.75%, 1/30/22, Callable 12/30/21 @ 100	521,417
200,000	Marsh & McLennan Cos., Inc., 3.30%, 3/14/23, Callable 1/14/23 @ 100	199,355

		4,179,525

Internet & Direct Marketing Retail (1.4%):
1,800,000	Amazon.com, Inc., 2.60%, 12/5/19, Callable 11/5/19 @ 100	1,799,883
1,860,000	Netflix, Inc., 5.88%, 2/15/25	1,948,350
5,820,000	Netflix, Inc., 4.38%, 11/15/26^	5,499,900
8,250,000	Netflix, Inc., 4.88%, 4/15/28(a)	7,933,200

		17,181,333

IT Services (0.1%):
171,429	Fiserv, Inc., 2.90%, 10/25/18(c)	171,000

Continued

AZL T. Rowe Price Capital Appreciation Fund

Schedule of Portfolio Investments

March 31, 2018 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Corporate Bonds, continued
IT Services, continued
$1,190,000	Fiserv, Inc., 2.70%, 6/1/20, Callable 5/1/20 @ 100	$1,182,441

		1,353,441

Life Sciences Tools & Services (0.1%):
960,000	Thermo Fisher Scientific, Inc., 3.20%, 8/15/27, Callable 5/15/27 @ 100^	908,668

Machinery (0.2%):
1,060,000	CNH Industrial Capital LLC, 3.63%, 4/15/18^	1,060,265
105,000	Fortive Corp., 1.80%, 6/15/19	103,738
350,000	Manitowoc Foodservice, Inc., 9.50%, 2/15/24, Callable 2/15/19 @ 107.13	390,250
200,000	Xylem, Inc., 3.25%, 11/1/26, Callable 8/1/26 @ 100	192,806

		1,747,059

Media (1.0%):
275,000	CCO Holdings LLC, 5.25%, 3/15/21, Callable 5/7/18 @ 101.31	277,063
2,035,000	CCO Holdings LLC, 5.25%, 9/30/22, Callable 5/7/18 @ 102.63	2,065,544
970,000	CCO Holdings LLC, 5.75%, 9/1/23, Callable 5/7/18 @ 102.88	984,550
875,000	CCO Holdings LLC, 5.75%, 1/15/24, Callable 7/15/18 @ 102.88	888,125
750,000	CCO Holdings LLC/Capital Corp., 5.13%, 5/1/27, Callable 5/1/22 @ 102.56(a)	712,050
1,834,000	Cequel Communications Holdings I LLC, 6.38%, 9/15/20, Callable 4/23/18 @ 101.59(a)	1,866,150
720,000	Charter Communications Operating LLC, 3.58%, 7/23/20, Callable 6/23/20 @ 100	722,027
750,000	Delta 2 Lux SARL, 4.28%, 2/1/24	750,938
360,000	Dish DBS Corp., 4.25%, 4/1/18	360,000
815,000	Sirius XM Radio, Inc., 6.00%, 7/15/24, Callable 7/15/19 @ 103(a)	837,918
1,385,000	Time Warner Cable LLC, 6.75%, 7/1/18	1,398,052

		10,862,417

Multiline Retail (0.0%):
375,000	Dollar Tree, Inc., 5.75%, 3/1/23, Callable 5/7/18 @ 104.31	391,434

Multi-Utilities (0.6%):
107,000	CMS Energy Corp., 8.75%, 6/15/19	113,830
150,000	Dominion Resources, Inc., 2.96%, 7/1/19	149,725
2,625,000	DTE Energy Co., 3.80%, 3/15/27, Callable 12/15/26 @ 100	2,590,860
1,895,000	NiSource Finance Corp., 3.49%, 5/15/27, Callable 2/15/27 @ 100	1,831,397
1,955,000	NiSource Finance Corp., 4.38%, 5/15/47, Callable 11/15/46 @ 100	1,963,100

		6,648,912

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Corporate Bonds, continued
Oil, Gas & Consumable Fuels (0.1%):
$100,000	Enbridge Energy Partners LP, Series B, 6.50%, 4/15/18	$100,127
305,000	EQT Corp., 8.13%, 6/1/19	322,993
860,000	Matador Resources Co., 6.88%, 4/15/23, Callable 5/7/18 @ 105.16	894,400

		1,317,520

Pharmaceuticals (0.2%):
2,672,000	Pfizer, Inc., 1.20%, 6/1/18	2,668,326

Real Estate Management & Development (0.0%):
150,000	Hub Holdings LLC, 8.13%, 7/15/19, Callable 5/7/18 @ 100(a)	150,188

Road & Rail (0.1%):
860,000	Burlington North Santa Fe, 3.25%, 6/15/27, Callable 3/15/27 @ 100^	846,893

Semiconductors & Semiconductor Equipment (0.1%):
625,000	Texas Instruments, Inc., 2.90%, 11/3/27, Callable 8/3/27 @ 100	594,980

Software (0.8%):
9,250,000	Microsoft Corp., 3.30%, 2/6/27, Callable 11/6/26 @ 100	9,183,122
230,000	Solera LLC, 10.50%, 3/1/24, Callable 3/1/19 @ 107.88(a)	255,875

		9,438,997

Specialty Retail (0.1%):
130,000	AutoZone, Inc., 1.63%, 4/21/19	128,472
540,000	AutoZone, Inc., 2.50%, 4/15/21, Callable 3/15/21 @ 100	529,224

		657,696

Technology Hardware, Storage & Peripherals (0.3%):
3,180,000	Apple, Inc., 1.50%, 9/12/19	3,136,356

Tobacco (0.3%):
1,000,000	Philip Morris International, Inc., 2.00%, 2/21/20	985,146
660,000	Philip Morris International, Inc., 2.31% (US0003M + 42 bps), 2/21/20	663,227
1,230,000	Philip Morris International, Inc., 2.63%, 2/18/22, Callable 1/18/22 @ 100^	1,205,347

		2,853,720

Wireless Telecommunication Services (0.1%):
625,000	T-Mobile US, Inc., 6.84%, 4/28/23, Callable 4/28/18 @ 103.42	646,875

Total Corporate Bonds (Cost $174,995,988)		172,489,075

Yankee Dollars (3.4%):
Banks (1.9%):
21,125,000	Kreditanstalt fuer Wiederaufbau, 2.88%, 4/3/28	21,051,062

Diversified Telecommunication Services (0.2%):
1,255,000	Virgin Media Communications, Ltd., 6.00%, 10/15/24, Callable 10/15/19 @ 103(a)	1,242,450

Continued

AZL T. Rowe Price Capital Appreciation Fund

Schedule of Portfolio Investments

March 31, 2018 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Yankee Dollars, continued
Diversified Telecommunication Services, continued
$810,000	Virgin Media Secured Finance plc, 5.25%, 1/15/26, Callable 1/15/20 @ 102.63(a)	$779,625
1,345,000	Ziggo Secured Finance BV, 5.50%, 1/15/27, Callable 1/15/22 @ 102.75(a)	1,263,910

		3,285,985

Health Care Equipment & Supplies (0.2%):
1,225,000	Medtronic Global Holdings, 1.70%, 3/28/19	1,213,745
715,000	Medtronic Global Holdings, 3.35%, 4/1/27, Callable 1/1/27 @ 100	705,623

		1,919,368

Household Products (0.1%):
1,200,000	Reckitt Benckiser Treasury Services plc, 2.85% (US0003M + 56 bps), 6/24/22(a)	1,193,745

Insurance (0.1%):
735,000	Trinity Acquistion plc, 4.40%, 3/15/26, Callable 12/15/25 @ 100	744,785

Media (0.2%):
2,490,000	Unitymedia Kabelbw GMBH, 6.13%, 1/15/25, Callable 1/15/20 @ 103.06(a)	2,611,388

Oil, Gas & Consumable Fuels (0.1%):
1,650,000	Shell International Finance BV, 2.26% (US0003M + 45 bps), 5/11/20	1,659,385

Semiconductors & Semiconductor Equipment (0.6%):
6,555,000	NXP Funding BV/NXP Funding LLC, 3.75%, 6/1/18(a)	6,563,521

Total Yankee Dollars (Cost $39,025,687)		39,029,239

U.S. Treasury Obligation (6.1%):
U.S. Treasury Notes (6.1%)
72,475,000	2.25%,11/15/27	69,423,123

Total U.S. Treasury Obligation (Cost $70,891,866)		69,423,123

Purchased Options (0.0%):
Total Purchased Options (Cost $174,132)		249,991

Securities Held as Collateral for Securities on Loan (5.4%):
$61,483,203	AZL T. Rowe Price Capital Appreciation Fund Securities Lending Collateral Account(d)	61,483,203

Total Securities Held as Collateral for Securities on Loan (Cost $61,483,203)		61,483,203

Unaffiliated Investment Company (3.3%):
37,635,076	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 1.46%(e)	37,635,076

Total Unaffiliated Investment Company (Cost $37,635,076)		37,635,076

Total Investment Securities (Cost $1,090,508,017)—106.4%		1,208,567,223

Contracts, Shares, Notional Amount or Principal Amount	Fair Value
Net other assets (liabilities)—(6.4)%	$(73,641,985)

Net Assets—100.0%	$1,134,925,238

Percentages indicated are based on net assets as of March 31, 2018.

ADR	-	American Depositary Receipt
LIBOR	-	London Interbank Offered Rate
MTN	-	Medium Term Note
US0003M	-	3 Month US Dollar LIBOR

*	Non-income producing security.
^	This security or a partial position of this security was on loan as of March 31, 2018. The total value of securities on loan as of March 31, 2018, was $60,189,990.
(a)	Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investors. The sub-adviser has deemed these securities to be liquid based on procedures approved by the Board of Trustees.
(b)	The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security. The rate presented is the rate in effect at March 31, 2018.
(c)	The sub-adviser has deemed these securities to be illiquid based on procedures approved by the Board of Trustees. As of March 31, 2018, these securities represent 0.11% of the net assets of the Fund.
(d)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before March 31, 2018.
(e)	The rate represents the effective yield at March 31, 2018.

Continued

AZL T. Rowe Price Capital Appreciation Fund

Schedule of Portfolio Investments

March 31, 2018 (Unaudited)

Option Contracts

At March 31, 2018, the Fund’s over-the-counter options purchased were as follows:

Description	Counterparty	Put/ Call	Strike Price	Expiration Date	Contracts	Notional Amount(a)	Fair Value
AT&T, Inc.	Goldman Sachs	Call	39.00 USD	4/20/18	490	$19,110	$358
AT&T, Inc.	Goldman Sachs	Call	40.00 USD	6/15/18	490	19,600	6,173
CVS Health Corp.	Citigroup	Call	85.00 USD	5/18/18	48	4,080	123
Dr. Pepper Snapple Group	Citigroup	Call	92.50 USD	5/18/18	49	4,533	127,711
Dr. Pepper Snapple Group	Citigroup	Call	95.00 USD	5/18/18	49	4,655	115,572
Kraft Heinz Co.	Credit Suisse First Boston	Call	85.00 USD	4/20/18	98	8,330	54

Total (Cost $174,132)							$249,991

At March 31, 2018, the Fund’s over-the-counter options written were as follows:

Description	Counterparty	Put/ Call	Strike Price	Expiration Date	Contracts	Notional Amount(a)	Fair Value
Abbott Laboratories	Deutsche Bank	Call	67.50 USD	1/18/19	186	$12,555	$(34,036)
Alphabet, Inc.	Credit Suisse First Boston	Call	1200.00 USD	1/18/19	11	13,200	(48,180)
Alphabet, Inc.	Citigroup	Call	1200.00 USD	1/18/19	32	38,400	(140,158)
Alphabet, Inc.	Credit Suisse First Boston	Call	1200.00 USD	1/18/19	22	26,400	(89,720)
Alphabet, Inc.	Citigroup	Call	1200.00 USD	1/18/19	22	26,400	(89,720)
Alphabet, Inc.	Citigroup	Call	1260.00 USD	1/18/19	6	7,560	(18,307)
Alphabet, Inc.	Citigroup	Call	1260.00 USD	1/18/19	19	23,940	(53,557)
American Tower Corp.	Bear Stearns	Call	160.00 USD	1/18/19	74	11,840	(38,496)
American Tower Corp.	Bear Stearns	Call	165.00 USD	1/18/19	75	12,375	(29,355)
Anthem, Inc.	Citigroup	Call	260.00 USD	1/18/19	61	15,860	(35,845)
Anthem, Inc.	Citigroup	Call	270.00 USD	1/18/19	136	36,720	(57,695)
Apple, Inc.	Credit Suisse First Boston	Call	200.00 USD	1/18/19	270	54,000	(135,655)
Broadcom, Ltd.	JPMorgan Chase	Call	270.00 USD	1/18/19	92	24,840	(121,824)
Broadcom, Ltd.	Bear Stearns	Call	270.00 USD	1/18/19	93	25,110	(123,148)
Crown Castle International Corp.	Citigroup	Call	120.00 USD	1/18/19	126	15,120	(43,643)
Crown Castle International Corp.	Citigroup	Call	125.00 USD	1/18/19	126	15,750	(29,280)
Facebook, Inc.	Citigroup	Call	180.00 USD	1/18/19	182	32,760	(197,157)
MasterCard, Inc.	Goldman Sachs	Call	180.00 USD	1/18/19	107	19,260	(148,076)
MasterCard, Inc.	Goldman Sachs	Call	185.00 USD	1/18/19	108	19,980	(124,864)
Microsoft Corp.	Bear Stearns	Call	100.00 USD	1/18/19	319	31,900	(163,488)
Microsoft Corp.	JPMorgan Chase	Call	105.00 USD	1/18/19	123	12,915	(44,920)
Microsoft Corp.	JPMorgan Chase	Call	110.00 USD	1/18/19	123	13,530	(31,653)
Philip Morris International, Inc.	Citigroup	Call	115.00 USD	1/18/19	159	18,285	(25,000)
PNC Financial Services Group, Inc.	Credit Suisse First Boston	Call	140.00 USD	1/18/19	30	4,200	(59,584)
PNC Financial Services Group, Inc.	Credit Suisse First Boston	Call	145.00 USD	1/18/19	29	4,205	(48,300)
PNC Financial Services Group, Inc.	Credit Suisse First Boston	Call	150.00 USD	1/18/19	29	4,350	(39,877)
PNC Financial Services Group, Inc.	Credit Suisse First Boston	Call	155.00 USD	1/18/19	29	4,495	(32,423)
PNC Financial Services Group, Inc.	Citigroup	Call	180.00 USD	1/18/19	25	4,500	(8,669)
PNC Financial Services Group, Inc.	Credit Suisse First Boston	Call	180.00 USD	1/18/19	249	44,820	(86,346)
Priceline Group, Inc. (The)	Citigroup	Call	1900.00 USD	1/18/19	7	13,300	(227,022)
Priceline Group, Inc. (The)	Citigroup	Call	2000.00 USD	1/18/19	7	14,000	(182,808)
Priceline Group, Inc. (The)	Citigroup	Call	2300.00 USD	1/18/19	12	27,600	(146,420)
State Street Corp.	Citigroup	Call	100.00 USD	1/18/19	171	17,100	(159,431)
Texas Instruments, Inc.	Goldman Sachs	Call	125.00 USD	1/18/19	186	23,250	(53,176)
Texas Instruments, Inc.	Goldman Sachs	Call	130.00 USD	1/18/19	186	24,180	(38,410)
Thermo Fisher Scientific, Inc.	Bank of America	Call	230.00 USD	1/18/19	96	22,080	(74,346)
Thermo Fisher Scientific, Inc.	Bank of America	Call	240.00 USD	1/18/19	97	23,280	(51,723)
UnitedHealth Group, Inc.	Goldman Sachs	Call	260.00 USD	1/18/19	32	8,320	(12,496)
UnitedHealth Group, Inc.	Goldman Sachs	Call	270.00 USD	1/18/19	207	55,890	(56,635)
Visa, Inc.	Citigroup	Call	105.00 USD	1/18/19	57	5,985	(115,791)
Visa, Inc.	Citigroup	Call	110.00 USD	1/18/19	57	6,270	(94,969)
Visa, Inc.	Citigroup	Call	115.00 USD	1/18/19	57	6,555	(75,936)
Visa, Inc.	Citigroup	Call	120.00 USD	1/18/19	158	18,960	(163,958)
Visa, Inc.	Citigroup	Call	125.00 USD	1/18/19	156	19,500	(122,859)
Visa, Inc.	Credit Suisse First Boston	Call	135.00 USD	1/18/19	244	32,940	(104,823)
Visa, Inc.	Credit Suisse First Boston	Call	140.00 USD	1/18/19	234	32,760	(73,257)
Yum! Brands, Inc.	Citigroup	Call	95.00 USD	1/18/19	267	25,365	(56,184)

Total (Premiums $3,696,562)							$(3,909,220)

See accompanying notes to the schedules of portfolio investments.

AZL T. Rowe Price Capital Appreciation Fund

Schedule of Portfolio Investments

March 31, 2018 (Unaudited)

Forward Currency Contracts

At March 31, 2018, the Fund’s open forward currency contracts were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
Short Contracts:
U.S. Dollar	546,639	British Pound	388,376	Barclays Bank	4/3/18	$1,758
U.S. Dollar	411,791	British Pound	293,675	Royal Bank of Scotland	4/4/18	(243)

						$1,515

(a)	Notional amount is expressed as the number of contracts multiplied by the strike price of the underlying asset.

See accompanying notes to the schedules of portfolio investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

NOTES TO THE SCHEDULES OF PORTFOLIO INVESTMENTS

March 31, 2018 (Unaudited)

1. Organization

The Allianz Variable Insurance Products Trust (the “Trust”) was organized as a Delaware statutory trust on July 13, 1999. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”) and thus is determined to be an investment company, and follows the investment company accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 “Financial Services—Investment Companies”. The Trust consists of 23 separate investment portfolios (individually a “Fund,” collectively, the “Funds”), each of which is a series of the Trust, as follows:

•	AZL BlackRock Global Allocation Fund

•	AZL DFA Emerging Markets Core Equity Fund

•	AZL DFA Five-Year Global Fixed Income Fund

•	AZL DFA International Core Equity Fund

•	AZL DFA U.S. Core Equity Fund

•	AZL DFA U.S. Small Cap Fund

•	AZL Enhanced Bond Index Fund

•	AZL Gateway Fund

•	AZL Government Money Market Fund

•	AZL International Index Fund

•	AZL MetWest Total Return Bond Fund

•	AZL Mid Cap Index Fund

•	AZL Moderate Index Strategy Fund

•	AZL Morgan Stanley Global Real Estate Fund

•	AZL MSCI Emerging Markets Equity Index Fund

•	AZL MSCI Global Equity Index Fund

•	AZL Pyramis® Multi-Strategy Fund

•	AZL Pyramis® Total Bond Fund

•	AZL Russell 1000 Growth Index Fund

•	AZL Russell 1000 Value Index Fund

•	AZL S&P 500 Index Fund

•	AZL Small Cap Stock Index Fund

•	AZL T. Rowe Price Capital Appreciation Fund

The Trust is authorized to issue an unlimited number of shares of the Funds without par value. Shares of the Funds are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies. Currently, the Funds only offer their shares to separate accounts of Allianz Life Insurance Company of North America and Allianz Life Insurance Company of New York, affiliates of the Trust and the Manager, as defined below.

The AZL Moderate Index Strategy Fund is a “fund of funds,” which means that the Fund invest primarily in other mutual funds. Underlying Funds invest in stocks, bonds, and other securities and reflect varying amounts of potential investment risk and reward. The Underlying Funds record their investments at fair value. Periodically, the Fund will adjust its asset allocation as it seeks to achieve its investment objectives.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds may enter into contracts with their vendors and others that provide for general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect the risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Trust in the preparation of its Schedules of Portfolio Investments (“Schedules”). The policies conform with U.S. generally accepted accounting principles (“U.S. GAAP”). The preparation of the Schedules requires management to make certain estimates and assumptions that affect the reported amounts at the date of the Schedules. Actual results could differ from those estimates.

Security Valuation

The Funds record their investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.

Investment Transactions

Investment transactions are recorded no later than on the business day following trade date. However, for financial reporting purposes, investment transactions are accounted for on trade date.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

NOTES TO THE SCHEDULES OF PORTFOLIO INVESTMENTS

March 31, 2018 (Unaudited)

Consolidation of Subsidiaries

The AZL BlackRock Global Allocation Fund’s primary vehicle for gaining exposure to the commodities markets is through investment in the AZL Cayman Global Allocation Fund I, Ltd. (the “Subsidiary”), a wholly-owned and controlled subsidiary of the AZL BlackRock Global Allocation Fund formed in the Cayman Islands, which invests primarily in the commodity-related instruments.

As of March 31, 2018, the AZL BlackRock Global Allocation Fund’s aggregate investment in the Subsidiary was $15,615,413 representing 3.840% of the AZL BlackRock Global Allocation Fund’s net assets. The Subsidiary’s investments have been consolidated with those of the AZL BlackRock Global Allocation Fund.

Real Estate Investment Trusts

The Funds may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. Certain distributions received from REITs during the period, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT.

Foreign Currency Translation

The accounting records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included in the net realized and unrealized gain or loss on investments and foreign currencies.

Floating Rate Loans

The Funds may invest in floating rate loans, which usually take the form of loan participations and assignments. These loans are made by banks and other large financial institutions to various companies and are typically senior in the borrowing companies’ capital structure. Coupon rates are variable and are tied to a benchmark lending rate. Loans involve a risk of loss in case of default or insolvency of the financial intermediaries who are parties to the transactions. The Funds record an investment when the borrower withdraws money and records the interest as earned.

Short Sales

Certain Funds may engage in short sales against the box (i.e., where the Funds own or have an unconditional right to acquire at no additional cost a security substantially similar to the security sold short) for hedging purposes to limit exposure to a possible market decline in the value of its portfolio securities. In a short sale, the Funds sell a borrowed security and have a corresponding obligation to the lender to return the identical security. The Funds may also incur an interest expense if a security that has been sold short has an interest payment. When the Funds engage in a short sale, the Funds record a liability for securities sold short and record an asset equal to the proceeds received. The amount of the liability is subsequently marked to market to reflect the market value of the securities sold short. To borrow the security, the Funds also may be required to pay a premium, which would increase the cost of the security sold.

Bank Loans

Certain Funds may invest in bank loans, which generally have interest rates which are reset periodically by reference to a base lending rate plus a premium. These base rates are primarily the London-Interbank Offered Rate and, secondarily, the prime rate offered by one or more major U.S. banks and the certificate of deposit rate or other base lending rates used by commercial lenders. Bank loans often require prepayments from excess cash flows or allow the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. Therefore, the anticipated or actual maturity may be considerably earlier than the stated maturity shown in the Schedules.

All or a portion of any bank loans may be unfunded. The Portfolio is obligated to fund any commitments at the borrower’s discretion. Therefore, the Portfolio must have funds sufficient to cover its contractual obligation.

Repurchase Agreements

The AZL Government Money Market Fund may invest in repurchase agreements with financial institutions such as member banks of the Federal Reserve System or from registered broker/dealers that the adviser deems creditworthy under guidelines approved by the Board of Trustees (“Trustees”), subject to the seller’s agreement to repurchase such securities at a mutually agreed-upon date and price. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates. The seller under a repurchase agreement is required to maintain the value of collateral held pursuant to the agreement at not less than the repurchase price (including accrued interest). Securities subject to repurchase agreements are held by the Fund’s custodian, another qualified sub-custodian, or in the Federal Reserve book-entry system. Master Repurchase Agreements (“MRA”) permit the Fund, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset receivables under the MRA with collateral posted by the counterparty and create one net payment due to or from the Fund. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. Pursuant to the terms of the MRA, the Fund receives securities as collateral with a market value in excess of the repurchase price to be received by the Fund upon the maturity of the transaction. Upon a bankruptcy or insolvency of the MRA counterparty, the Fund would recognize a liability with respect to such excess collateral to reflect the Fund’s obligation under bankruptcy law to return the excess to the counterparty.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

NOTES TO THE SCHEDULES OF PORTFOLIO INVESTMENTS

March 31, 2018 (Unaudited)

Structured Notes

The Funds may invest in structured notes, the values of which are based on the price movements of a reference security or index. Structured notes are derivative debt securities, the interest rate or principal of which is determined by an unrelated indicator. The terms of the structured notes may provide that in certain circumstances no principal is due at maturity and therefore, may result in a loss of invested capital. Structured notes may be positively or negatively indexed, so that appreciation of the reference may produce an increase or a decrease in the interest rate or the value of the structured note at maturity which may be calculated as a specified multiple of the change in the value of the reference; therefore, the value of such security may be very volatile. Structured notes may entail a greater degree of market risk than other types of debt securities because the investor bears the risk of the reference. Structured notes may also be more volatile, less liquid, and more difficult to accurately price than less complex securities or more traditional debt securities.

Securities Purchased on a When-Issued Basis

The Funds may purchase securities on a when-issued basis. When-issued securities are securities purchased for delivery beyond the normal settlement date at a stated price and yield and thereby involve risk that the yield obtained in the transaction will be less than that available in the market when the delivery takes place. The Funds will not pay for such securities or start earning interest on them until they are received. When the Funds agree to purchase securities on a when-issued basis, the Funds will segregate or designate cash or liquid assets equal to the amount of the commitment. Securities purchased on a when-issued basis are recorded as an asset and are subject to changes in the value based upon changes in the general level of interest rates. The Funds may sell when-issued securities before they are delivered, which may result in a capital gain or loss.

Securities Lending

To generate additional income, the Funds (except AZL Gateway Fund, AZL Moderate Index Strategy Fund and AZL Government Money Market Fund) may lend up to 33 1/3% of their assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, U.S. government or U.S. government agency securities, equal initially to at least 102% of the fair value plus accrued interest on the securities loaned (105% for foreign securities). The borrower of the securities is at all times required to post collateral to the Funds in an amount equal to 100% of the fair value of the securities loaned based on the previous day’s fair value of the securities loaned, marked-to-market daily. Any collateral shortfalls are adjusted the next business day. The Funds bear all of the gains and losses on such investments. The Funds receive payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of cash collateral received. In extremely low interest rate environments, the broker rebate fee may exceed the interest earned or the cash collateral which would result in a loss to the Funds. The investment of cash collateral deposited by the borrower is subject to inherent market risks such as interest rate risk, credit risk, liquidity risk, and other risks that are present in the market, and as such, the value of these investments may not be sufficient, when liquidated, to repay the borrower when the loaned security is returned. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by the Allianz Investment Management LLC (the “Manager”) to be of good standing and credit worthy and when in its judgment, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Trust or the borrower at any time, and are, therefore, not considered to be illiquid investments. Securities on loan at March 31, 2018, are presented on the Funds’ Schedules.

Cash collateral received in connection with securities lending is invested in a collateral account on behalf of the Funds managed by the Dreyfus Corporation, an affiliate of the Custodian and Securities Lending Agent. The collateral account invests in short-term investments that have a remaining maturity of 397 days or less, in accordance with Rule 2a-7 under the 1940 Act. The Funds pay the Securities Lending Agent 9% of the gross revenues received from securities lending activities and keeps 91%.

TBA Purchase and Sale Commitments

Certain Funds may enter into to-be-announced (TBA) purchase or sale commitments, pursuant to which it agrees to purchase or sell, respectively, mortgage-backed securities for a fixed unit price, with payment and delivery at a scheduled future date beyond the customary settlement period for such securities. With TBA transactions, the particular securities to be delivered are not identified at the trade date; however, delivered securities must meet specified terms, including issuer, rate, and mortgage term, and be within industry-accepted “good delivery” standards. The Fund may enter into TBA purchase transactions with the intention of taking possession of the underlying securities, may elect to extend the settlement by “rolling” the transaction, and/or may use TBAs to gain interim exposure to underlying securities. Until settlement, the Funds maintain liquid assets sufficient to settle their TBA commitments.

To mitigate counterparty risk, the Fund enters into agreements with TBA counterparties that provide for collateral and the right to offset amounts due to or from those counterparties under specified conditions. Subject to minimum transfer amounts, collateral requirements are determined and transfers made based on the net aggregate unrealized gain or loss on all TBA commitments with a particular counterparty. At any time, the Funds’ risk of loss from a particular counterparty related to its TBA commitments is the aggregate unrealized gain on appreciated TBAs in excess of unrealized loss on depreciated TBAs and collateral held, if any, by such counterparty. As of March 31, 2018, no collateral had been posted by the Funds to counterparties for TBAs.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

NOTES TO THE SCHEDULES OF PORTFOLIO INVESTMENTS

March 31, 2018 (Unaudited)

Derivative Instruments

All open derivative positions at period end are reflected on the Funds’ Schedules, as applicable. The following is a description of the derivative instruments that the Funds may utilize, including the primary underlying risk exposures related to each instrument type.

Forward Currency Contracts

During the period ended March 31, 2018, certain Funds entered into forward currency contracts in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of securities denominated in a particular currency or as an economic hedge against either specific transactions or portfolio instruments or to obtain exposure to foreign currencies. In addition to the foreign currency risk related to the use of these contracts, the Funds could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. In the event of default by the counterparty to the transaction, the Funds’ maximum amount of loss, as either the buyer or seller, is the unrealized appreciation of the contract. The forward currency contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed.

Futures Contracts

The Funds (except for the AZL Moderate Index Strategy Fund and the AZL Government Money Market Fund) may enter into futures contracts, and do so to provide equity or market exposure on the Funds’ cash balances. The AZL BlackRock Global Allocation Fund may enter into futures contracts to gain exposure to, or economically hedge against changes in the value of equity securities.

Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Funds are required to segregate liquid assets in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and a payable or receivable for the change in value (“variation margin”) is recorded by the Funds. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock futures, interest rate risk related to bond futures, and foreign currency risk related to currency futures) and exposure to loss in excess of the variation margin. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the underlying securities and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract.

Options Contracts

The AZL BlackRock Global Allocation Fund, the AZL Gateway Fund and the AZL T. Rowe Price Capital Appreciation Fund may purchase or write put and call options on a security or an index of securities. During the period ended March 31, 2018, the AZL BlackRock Global Allocation Fund and the AZL T. Rowe Price Capital Appreciation Fund purchased and wrote call and put options to increase or decrease their exposure to underlying instruments (including equity risk, interest rate risk and/or foreign currency exchange rate risk) and/or, in the case of option written, to generate gains from options premiums. During the period ended March 31, 2018, the AZL Gateway Fund purchased and wrote put and call options to hedge against security prices (equity risk).

Purchased Options Contracts—The Funds pay a premium which is marked to market to reflect the current value of the option. Premiums paid for purchasing put options which expire are treated as realized losses. When a put option is exercised or closed, premiums paid for purchasing put options are offset against proceeds to determine the realized gain/loss on the transaction. The Funds bear the risk of loss of the premium and change in value should the counterparty not perform under the contract.

Written Options Contracts—The Funds receive a premium which is recorded as a liability and is subsequently adjusted to the current value of the options written. Premiums received from writing options that expire are treated as realized gains. Premiums received from writing options that are either exercised or closed are offset against the proceeds received or the amount paid on the transaction to determine realized gains or losses. The risk associated with writing an option is that the Funds bear the market risk of an unfavorable change in the price of the underlying assets and are required to buy or sell an underlying asset under the contractual terms of the option at a price different from the current value.

Swap Agreements

The AZL BlackRock Global Allocation Fund may invest in swap agreements. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Swap agreements are privately negotiated in the over-the-counter (“OTC”) market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”). The Fund may enter into swap agreements to manage its’ exposure to market, interest rate, foreign currencies and credit risk. The value of swap agreements are equal to the Fund’s obligations (or rights) under swap agreements, which will generally be equal to the net amounts to be paid or received under the agreements based upon the relative values of the positions held by each party to the agreements. In connection with these arrangements, securities may be identified as collateral in accordance with the terms of the swap agreements to provide assets of value and recourse in the event of default or bankruptcy by the counterparty.

Swaps are marked to market daily using pricing sources approved by the Trustees and the change in value, if any, is recorded as unrealized gain or loss. For OTC swaps, payments received or made at the beginning of the measurement period are recorded as realized gain or loss upon termination or maturity of the OTC swap. A liquidation payment received or made at the termination of the OTC swap is recorded as a realized gain or loss. Net periodic payments received or paid by the Fund is included as part of realized gains (losses).

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

NOTES TO THE SCHEDULES OF PORTFOLIO INVESTMENTS

March 31, 2018 (Unaudited)

Upon entering a centrally cleared swap, the Fund is required to deposit initial margin with the broker in the form of cash or assets determined to be liquid (the amount is subject to the clearing organization that clears the trade). Daily changes in valuation of centrally cleared swaps, if any, are recorded as a receivable or payable, as applicable, for variation margin on centrally cleared swaps.

Swap agreements involve, to varying degrees, elements of market risk and exposure to loss. The primary risks associated with the use of swap agreements are imperfect correlation between movements in the notional amount and the price of the underlying instruments and the inability of counterparties or clearing house to perform. The counterparty risk for centrally cleared swap agreements is generally lower than for OTC swap agreements because generally a clearing organization becomes substituted for each counterparty to a centrally cleared swap agreement and, in effect, guarantees the parties’ performance under the contract as each party to a trade looks only to a clearing house for performance of financial obligations. However, there can be no assurance that the clearing house or its members will satisfy its obligations to the Fund.

The notional amounts reflect the extent of the total investment exposure the Fund has under the swap agreement. The Fund bears the risk of loss of the amount expected to be received under a swap agreement (i.e., any unrealized appreciation) in the event of the default or bankruptcy of the swap agreement counterparty. The notional amount and related unrealized appreciation (depreciation) of each swap agreement at period end is disclosed in the swap tables in the Consolidated Schedule of Portfolio Investments. The Fund is a party to International Swap Dealers Association, Inc. Master Agreements (“ISDA Master Agreements”) with select counterparties that govern transactions, such as OTC swap contracts, entered into by the Fund, through the Subsidiary, and those counterparties. The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding OTC swap transactions under the applicable ISDA Master Agreement.

Interest rate swaps involve the exchange of commitments to pay and receive interest based on a notional amount and are subject to interest rate risk exposure. Interest rate swaps do not involve the delivery of securities, other underlying assets or principal. Accordingly, the risk of loss with respect to interest rate swaps is limited to the net amount of interest payments that a Fund is contractually obligated to make. If the other party to an interest rate swap defaults, a Fund’s risk of loss consists of the net amount of interest payments that the Fund is contractually entitled to receive. As of March 31, 2018, the AZL BlackRock Global Allocation Fund entered into OTC and centrally cleared interest rate swap agreements to gain or reduce exposure to interest rates or to manage duration, the yield curve or interest rate risk by economically hedging the value of the fixed rate bonds which may decrease when interest rates rise (interest rate risk).

Currency swaps are interest rate swaps in which one party pays a stream of interest payments, either fixed or floating, in exchange for another party’s stream of interest payments, either fixed or floating, based on the notional amounts of two different currencies. The notional amounts are typically determined based on the spot exchange rates at the inception of the trade. Currency swaps may also involve an exchange of notional amounts at the start, during and/or at expiration of the contract, either at the current spot rate or another specified rate.

Total return swap agreements involve commitments to pay interest in exchange for a market-linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty.

Credit default swap agreements may have as reference obligations one or more securities that are not currently held by the Fund. The protection “buyer” in a credit default contract is generally obligated to pay the protection “seller” an upfront, periodic, or daily stream of payments over the term of the contract provided that no credit event, such as a default, on a reference obligation has occurred. If a credit event occurs, the seller generally must pay the buyer the “par value” (full notional value) of the swap in exchange for an equal face amount of deliverable obligations of the reference entity described in the swap, or the seller may be required to deliver the related net cash amount, if the swap is cash settled. A Fund may be either the buyer or seller in the transaction. If the Fund is a buyer and no credit event occurs, the Fund may recover nothing if the swap is held through its termination date. However, if a credit event occurs, the buyer generally may elect to receive the full notional value of the swap in exchange for an equal face amount of deliverable obligations of the reference entity whose value may have significantly decreased. As a seller, a Fund generally receives an upfront payment or a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Fund would effectively add leverage to its portfolio because, in addition to its total net assets, a Fund would be subject to investment exposure on the notional amount of the swap.

Credit default swap agreements involve greater risks than if a Fund had invested in the reference obligation directly since, in addition to general market risks, credit default swaps are subject to illiquidity risk, counterparty risk and credit risk. The Fund will enter into credit default swap agreements only with counterparties that meet certain standards of creditworthiness. A buyer generally also will lose its investment and recover nothing should no credit event occur and the swap is held to its termination date If a credit event were to occur, the value of any deliverable obligation received by the seller, coupled with the upfront, periodic, or daily payments previously received, may be less than the full notional value it pays to the buyer, resulting in a loss of value to the seller. The Fund’s obligations under a credit default swap agreement will be accrued daily (offset against any amounts owing to the Fund). In connection with credit default swaps in which the Fund is the buyer, the Fund will segregate or “earmark” cash or assets determined to be liquid, or enter into certain offsetting positions, with a value at least equal to the Fund’s exposure (any accrued but unpaid net amounts owed by the Fund to any counterparty),

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

NOTES TO THE SCHEDULES OF PORTFOLIO INVESTMENTS

March 31, 2018 (Unaudited)

on a marked-to-market basis. In connection with credit default swaps in which the Fund is the seller, the Fund will segregate or “earmark” cash or assets determined to be liquid, or enter into offsetting positions, with a value at least equal to the full notional amount of the swap (minus any amounts owed to the Fund). Such segregation or “earmarking” will ensure that the Fund has assets available to satisfy its obligations with respect to the transaction and will limit any potential leveraging of the Fund’s portfolio. Such segregation or “earmarking” will not limit the Fund’s exposure to loss.

As of March 31, 2018, the AZL BlackRock Global Allocation Fund entered into OTC and centrally cleared credit default swaps to manage its exposure to the market or certain sectors of the market, to reduce its risk exposure to defaults of corporate and/or sovereign issuers or to create exposure to corporate and/or sovereign issuers to which they are not otherwise exposed (credit risk).

Variance swaps involve the agreement of two parties to exchange cash flows based on the measured variance (or square of the volatility) of a specified underlying asset. One party agrees to exchange a “fixed rate” or strike price payment for the “floating rate” or realized price variance on the underlying asset with respect to the notional amount. At inception, the strike price is generally chosen such that the fair value of the swaps is zero. At the maturity date, a net cash flow is exchanged, where the payoff amount is equivalent to the difference between the realized price variance of the underlying asset and the strike price multiplied by the notional amount. As a receiver of the realized price variance, a Portfolio would receive the payoff amount when the realized price variance of the underlying asset is greater than the strike price and would owe the payoff amount when the variance is less than the strike price. As a payer of the realized price variance, a Portfolio would owe the payoff amount when the realized price variance of the underlying asset is greater than the strike price and would receive the payoff amount when the variance is less than the strike price. This type of swap is essentially a forward contract on the future realized price variance of the underlying asset.

3. Related Party Transactions

The Manager or an affiliate of the Manager serves as the investment adviser of certain underlying funds in which each Fund invests. At March 31, 2018, these underlying funds are noted as Affiliated Investment Companies in each Fund’s Schedule. A summary of each Fund’s investments in affiliated investment companies as of March 31, 2018 is as follows:

					Net Change in				Net realized
				Net	Unrealized				gains distributions
	Fair Value	Purchases	Proceeds from	Realized	Appreciation/	Fair Value	Shares as of	Dividend	from affiliated
	12/31/2017	at Cost	Sales	Gain(Loss)	Depreciation	3/31/2018	3/31/2018	Income	underlying funds

AZL International Index Fund
Allianz SE, Registered Shares	$13,471,678	$—	$(361,859)	$129,765	$(281,966)	$12,957,618	57,343	$—	$—

	$13,471,678	$—	$(361,859)	$129,765	$(281,966)	$12,957,618	57,343	$—	$—

AZL Moderate Index Strategy Fund
AZL Enhanced Bond Index Fund	$294,359,436	$836,180	$(5,434,575)	$(113,883)	$(4,498,865)	$285,148,293	26,669,554	$—	$—
AZL International Index Fund, Class 2	112,242,570	—	(4,191,750)	893,741	(1,962,475)	106,982,086	6,252,606	—	—
AZL Mid Cap Index Fund, Class 2	67,236,926	—	(3,385,413)	585,949	(1,071,990)	63,365,472	2,721,885	—	—
AZL Small Cap Stock Index Fund, Class 2	33,932,605	—	(2,392,429)	455,028	(274,670)	31,720,534	2,121,775	—	—
AZL S&P 500 Index Fund, Class 2	233,580,884	—	(12,825,232)	2,633,788	(4,216,585)	219,172,855	13,715,448	—	—

	$741,352,421	$836,180	$(28,229,399)	$4,454,623	$(12,024,585)	$706,389,240	51,481,268	$—	$—

AZL MSCI Global Equity Index Fund
Allianz SE, Registered Shares	$380,574	$—	$—	$—	$(5,016)	$375,558	1,662	$—	$—
BlackRock Inc., Class A	239,389	—	(8,263)	3,487	10,244	$244,857	452	1,302	—

	$619,963	$—	$(8,263)	$3,487	$5,228	$620,415	2,114	$1,302	$—

AZL Russell 1000 Value Index Fund
BlackRock Inc., Class A	$5,389,332	$437,773	$(124,013)	$41,319	$218,301	$5,962,712	11,007	$31,700	$—

	$5,389,332	$437,773	$(124,013)	$41,319	$218,301	$5,962,712	11,007	$31,700	$—

AZL S&P 500 Index Fund
BlackRock Inc., Class A	$7,816,098	$—	$(192,674)	$59,291	$364,536	$8,047,251	14,855	$42,782	$—

	$7,816,098	$—	$(192,674)	$59,291	$364,536	$8,047,251	14,855	$42,782	$—

4. Investment Valuation Summary

The valuation techniques employed by the Funds, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Funds’ investments are summarized in the three broad levels listed below:

•	Level 1—quoted prices in active markets for identical assets

•	Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3—significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Trust determines transfers between fair value hierarchy levels at the reporting period end. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

Security prices are generally provided by an independent third party pricing service approved by the Trustees as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 pm Eastern Time). Equity securities are valued at the last quoted sale price or, if there is no sale, the last quoted bid price is used for long securities and the last quoted ask price is used for securities sold short. Securities listed on NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy. Investments in open-end investment companies are valued at their respective net asset value as reported by such companies and are typically categorized as Level 1 in the fair value hierarchy.

Debt and other fixed income securities are generally valued at an evaluated bid price provided by an independent pricing source approved by the Trustees. To value debt securities, pricing services may use various pricing techniques which take into account appropriate factors such as market activity, yield, quality, coupon rate, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes. Short term securities of sufficient credit quality with sixty days or less remaining until maturity may be valued at amortized cost, which approximates fair value. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

Investments of the AZL Government Money Market Fund are valued, in accordance with Rule 2a-7 of the 1940 Act, at amortized cost, which approximates fair value. Under the amortized cost method, discounts or premiums are amortized on a constant basis to the maturity of the security and are typically categorized as Level 2 in the fair value hierarchy.

Futures contracts are valued at the last sales price as of the close of the primary exchange and are typically categorized as Level 1 in the fair value hierarchy.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

NOTES TO THE SCHEDULES OF PORTFOLIO INVESTMENTS

March 31, 2018 (Unaudited)

Options are generally valued at the average of the closing bid and ask quotations on the principal exchange on which the option is traded, which are then typically categorized as Level 1 in the fair value hierarchy. The Fund generally values index options at the average of the closing bid and ask quotations on the principal exchange on which the option is traded and are typically categorized as Level 1 in the fair value hierarchy. For options where market quotations are not readily available, fair value procedures as described below may be applied.

Forward currency contracts are generally valued at the foreign currency exchange rate as of the close of the NYSE and are typically categorized as Level 2 in the fair value hierarchy.

Non exchange-traded derivatives, such as swaps and certain options, are generally valued by approved independent pricing services utilizing techniques which take into account factors such as yield, quality, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes and are typically categorized as Level 2 in the far value hierarchy.

Other assets and securities for which market quotations are not readily available, or are deemed unreliable are valued at fair value as determined in good faith by the Trustees or persons acting on the behalf of the Trustees. Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the NYSE. Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy. The Funds utilize a pricing service to assist in determining the fair value of securities when certain significant events occur that may affect the value of foreign securities.

In accordance with procedures adopted by the Trustees, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Funds’ net asset values are calculated. Management identifies possible fluctuation in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the Funds may use a systematic valuation model provided by an independent third party to fair value its international equity securities, which are then typically categorized as Level 2 in the fair value hierarchy.

The following is a summary of the valuation inputs used as of March 31, 2018 in valuing the Funds’ investments based upon three levels defined above:

AZL BlackRock Global Allocation Fund

Investment Securities:	Level 1	Level 2	Level 3		Other^	Total
Bank Loans	$—	$1,170,132	$—		$—	$1,170,132
Common Stocks
Aerospace & Defense	457,715	2,199,595	—		—	2,657,310
Air Freight & Logistics	—	10,625	—		—	10,625
Airlines	3,099,169	1,916,427	—		—	5,015,596
Auto Components	86,716	5,954,184	—		—	6,040,900
Automobiles	10,262	3,877,719	—		—	3,887,981
Banks	8,456,017	7,472,790	—		—	15,928,807
Beverages	243,787	1,822,811	—		—	2,066,598
Building Products	593,348	670,600	—		—	1,263,948
Capital Markets	6,708,752	2,175,112	—		—	8,883,864
Chemicals	6,285,684	5,925,555	—		—	12,211,239
Communications Equipment	24,886	602,225	—		—	627,111
Construction & Engineering	—	1,059,557	—		—	1,059,557
Construction Materials	—	183,771	—		—	183,771
Distributors	—	92,068	—		—	92,068
Diversified Financial Services	193,097	177,069	—		—	370,166
Diversified Telecommunication Services	130,383	4,333,932	—		—	4,464,315
Electric Utilities	2,081,814	1,601,500	—		—	3,683,314
Electrical Equipment	56,405	1,800,140	—		—	1,856,545
Electronic Equipment, Instruments & Components	3,178	1,992,959	—		—	1,996,137
Equity Real Estate Investment Trusts	99,095	1,182,983	—		—	1,282,078
Food & Staples Retailing	1,867,524	141,071	—		—	2,008,595
Food Products	183,139	6,763,500	—		—	6,946,639
Gas Utilities	—	1,557,498	—		—	1,557,498
Health Care Equipment & Supplies	1,659,655	1,376,468	—		—	3,036,123
Health Care Providers & Services	6,007,733	2,507,227	—		—	8,514,960
Hotels, Restaurants & Leisure	1,753,759	22,945	—		—	1,776,704
Household Durables	1,954,364	767,804	—		—	2,722,168
Household Products	959,844	13,805	—		—	973,649

Independent Power & Renewable Electricity Producers	754,181	3,678	—		—	757,859
Industrial Conglomerates	1,629,984	3,742,497	—		—	5,372,481
Insurance	3,293,862	1,954,250	—		—	5,248,112
Internet & Direct Marketing Retail	5,584,488	2,479	—		—	5,586,967
Internet Software & Services	11,716,040	5,323	2,884		—	11,724,247
IT Services	4,291,289	27,134	—		—	4,318,423
Machinery	166,732	2,381,873	—		—	2,548,605
Media	8,840,008	1,178,712	—		—	10,018,720
Metals & Mining	39,287	479,433	—		—	518,720
Multiline Retail	48,885	—	—		—	48,885
Multi-Utilities	1,343,320	707,330	—		—	2,050,650
Oil, Gas & Consumable Fuels	9,153,685	3,513,155	—		—	12,666,840
Personal Products	911,596	586,827	—		—	1,498,423
Pharmaceuticals	4,177,156	5,520,920	—		—	9,698,076
Professional Services	33,379	3,085	—		—	36,464
Real Estate Management & Development	686,102	3,076,404	124,390		—	3,886,896
Road & Rail	1,870	3,268,717	—		—	3,270,587
Semiconductors & Semiconductor Equipment	3,128,241	1,570,811	—		—	4,699,052
Software	9,754,664	19,985	2,346,535		—	12,121,184
Specialty Retail	3,296,807	87,022	—		—	3,383,829
Technology Hardware, Storage & Peripherals	10,132,355	23,850	—		—	10,156,205
Textiles, Apparel & Luxury Goods	42,344	1,055,676	—		—	1,098,020
Thrifts & Mortgage Finance	—	857,523	—		—	857,523
Tobacco	10,735	709,653	—		—	720,388
Trading Companies & Distributors	74,792	5,098	—		—	79,890
Transportation Infrastructure	—	114,065	—		—	114,065
Wireless Telecommunication Services	537,983	4,427,585	—		—	4,965,568
Other Common Stocks+	4,924,950	—	—		—	4,924,950
Convertible Bonds
Food Products	—	— #	—		—	—
Oil, Gas & Consumable Fuels	—	551,088	—		—	551,088
Pharmaceuticals	—	753,240	—		—	753,240
Real Estate Management & Development	—	194,299	—		—	194,299
Convertible Preferred Stocks
Banks	—	161,250	—		—	161,250
Equity Real Estate Investment Trusts	335,064	588,031	—		—	923,095
Internet Software & Services	—	—	869,782		—	869,782
Multi-Utilities	—	595,440	—		—	595,440
Wireless Telecommunication Services	—	1,294,903	—		—	1,294,903
Corporate Bonds+
Banks	—	913,856	—		—	913,856
Beverages	—	464,707	—		—	464,707
Capital Markets	—	563,694	—		—	563,694
Communications Equipment	—	56,878	—		—	56,878
Consumer Finance	—	603,939	—		—	603,939
Diversified Telecommunication Services	—	1,517,011	—		—	1,517,011
Food & Staples Retailing	—	1,131,109	—		—	1,131,109
Health Care Equipment & Supplies	—	668,739	—		—	668,739
Insurance	—	302,689	—		—	302,689
Internet Software & Services	—	153,524	—		—	153,524
Media	—	207,500	—		—	207,500
Personal Products	—	286,010	—		—	286,010
Pharmaceuticals	—	155,535	—		—	155,535
Technology Hardware, Storage & Peripherals	—	1,022,915	—		—	1,022,915
Foreign Bonds+	—	32,533,755	—		—	32,533,755
Preferred Stocks
Banks	384,739	75,856	—		—	460,595
Consumer Finance	419,603	—	—		—	419,603
Health Care Providers & Services	—	860,814	349,738		—	1,210,552
Internet Software & Services	—	—	668,016		—	668,016
Software	—	—	640,025		—	640,025
Technology Hardware, Storage & Peripherals	—	5,788	—		—	5,788
Private Placements
Household Durables	—	—	—	#	—	—
Internet Software & Services	—	1,897,385	—		—	1,897,385
Oil, Gas & Consumable Fuels	—	—	—	#	—	—
Right	—	—	—	#	—	—
U.S. Treasury Obligations	—	99,350,604	—		—	99,350,604
Warrant	—	— #	—		—	—
Yankee Dollars+	—	8,777,964	—		—	8,777,964
Exchange Traded Fund	14,529,355	—	—		—	14,529,355
Securities Held as Collateral for Securities on Loan	—	—	—		15,487,485	15,487,485
Unaffiliated Investment Company	5,731,614	—	—		—	5,731,614
Purchased Options	—	722,786	—		—	722,786
Purchased Currency Options	—	364,346	—		—	364,346
Purchased Swaptions	—	124,237	—		—	124,237

Total Investment Securities	148,891,436	251,595,049	5,001,370		15,487,485	420,975,340

Other Financial Instruments:*
Futures Contracts	165,956	—	—		—	165,956
Written Options	—	(498,920)	—		—	(498,920)
Written Swaptions	—	(409,825)	—		—	(409,825)
Forward Currency Contracts	—	154,396	—		—	154,396
Centrally Cleared Credit Default Swap	—	2,836	—		—	2,836
Over-the-Counter Variance Swap	—	23,778			—	23,778
Over-the-Counter Currency Swap	—	66,196	—		—	66,196
Centrally Cleared Interest Rate Swaps	—	(153,312)	—		—	(153,312)
Total Return Swaps	—	766,208	—		—	766,208

Total Investments	149,057,392	251,546,406	5,001,370		15,487,485	421,092,653

AZL DFA Emerging Markets Core Equity Fund

Investment Securities:	Level 1	Level 2	Level 3		Other^	Total
Common Stocks+
Aerospace & Defense	$77,298	$123,848	$—		$—	$201,146
Airlines	62,359	399,072	—		—	461,431
Banks	2,054,577	4,846,813	—		—	6,901,390
Beverages	472,000	305,300	—		—	777,300
Capital Markets	97,292	858,964	—		—	956,256
Chemicals	249,443	2,141,972	—		—	2,391,415
Commercial Services & Supplies	10,905	171,255	—		—	182,160
Communications Equipment	—	171,027	1,164		—	172,191
Construction & Engineering	37,673	884,304	—		—	921,977
Construction Materials	47,624	668,072	—		—	715,696
Consumer Finance	895	363,784	—		—	364,679
Containers & Packaging	31,688	85,528	—		—	117,216
Diversified Consumer Services	196,769	27,659	—		—	224,428
Diversified Financial Services	19,812	634,627	—		—	654,439
Diversified Telecommunication Services	317,759	487,037	—		—	804,796
Electric Utilities	555,192	499,042	—		—	1,054,234
Electronic Equipment, Instruments & Components	302,619	2,256,338	—		—	2,558,957
Food & Staples Retailing	149,853	1,014,206	—		—	1,164,059
Food Products	127,852	1,733,370	—		—	1,861,222
Gas Utilities	7,291	385,168	—		—	392,459
Health Care Providers & Services	86,954	262,717	—		—	349,671
Hotels, Restaurants & Leisure	121,154	577,821	—		—	698,975
Household Durables	121,523	554,947	—		—	676,470
Independent Power & Renewable Electricity Producers	161,586	391,857	—		—	553,443
Industrial Conglomerates	50,482	1,100,226	—		—	1,150,708
Insurance	116,939	1,578,110	—		—	1,695,049
Internet & Direct Marketing Retail	171,873	59,039	—		—	230,912
Internet Software & Services	666,058	1,765,209	—		—	2,431,267
IT Services	586,581	802,620	—		—	1,389,201
Machinery	30,184	682,737	—		—	712,921
Marine	17,047	141,556	—		—	158,603
Media	153,263	596,238	—		—	749,501
Metals & Mining	1,154,218	1,639,719	—		—	2,793,937
Multiline Retail	208,790	236,012	—		—	444,802
Oil, Gas & Consumable Fuels	776,952	2,749,102	—		—	3,526,054
Paper & Forest Products	160,310	325,953	—		—	486,263
Personal Products	38,849	609,342	—		—	648,191
Pharmaceuticals	102,418	925,195	—		—	1,027,613
Real Estate Management & Development	162,815	1,987,003	—		—	2,149,818
Road & Rail	114,962	47,881	—		—	162,843
Semiconductors & Semiconductor Equipment	2,658,170	1,859,048	—		—	4,517,218
Software	21,668	293,070	—		—	314,738
Specialty Retail	63,400	624,726	—		—	688,126
Textiles, Apparel & Luxury Goods	42,773	772,210	—		—	814,983
Transportation Infrastructure	105,149	628,249	—		—	733,398
Water Utilities	185,221	118,081	—		—	303,302
Wireless Telecommunication Services	857,679	917,480	—		—	1,775,159
Other Common Stocks+	—	7,919,383	—		—	7,919,383
Preferred Stocks+	119,499	—	—		—	119,499
Rights	—	4,240	—	#	—	4,240
Securities Held as Collateral for Securities on Loan	—	—	—		916,897	916,897
Unaffiliated Investment Company	49,604	—	—		—	49,604

Total Investments	$13,925,022	$48,227,157	$1,164		$916,897	$63,070,240

AZL DFA Five-Year Global Fixed Income Fund

Investment Securities:	Level 1	Level 2	Level 3	Other^	Total
Corporate Bonds+	$—	$112,856,655	$—	$—	$112,856,655
Foreign Bonds+	—	264,143,196	—	—	264,143,196
Securities Held as Collateral for Securities on Loan	—	—	—	24,152,837	24,152,837
Yankee Dollars+	—	116,272,014	—	—	116,272,014

Total Investment Securities	—	493,271,865	—	24,152,837	517,424,702

Other Financial Instruments:*
Forward Currency Contracts	—	3,476,905	—	—	3,476,905

Total Investments	$—	$496,748,770	$—	$24,152,837	$520,901,607

AZL DFA International Core Equity Fund

Investment Securities:	Level 1	Level 2	Level 3	Other^	Total
Common Stocks+
Aerospace & Defense	$292,880	$3,096,121	$—	$—	$3,389,001
Airlines	102,284	910,801	—	—	1,013,085
Auto Components	710,642	7,828,868	—	—	8,539,510
Automobiles	115,458	9,687,042	—	—	9,802,500
Banks	6,555,257	14,089,608	—	—	20,644,865
Beverages	705,962	2,122,510	—	—	2,828,472
Biotechnology	34,575	547,740	—	—	582,315
Capital Markets	652,165	5,474,552	—	—	6,126,717
Chemicals	216,820	14,347,138	—	—	14,563,958
Commercial Services & Supplies	91,331	3,685,553	—	—	3,776,884
Communications Equipment	62,768	481,187	—	—	543,955
Construction & Engineering	89,998	5,041,924	—	—	5,131,922
Construction Materials	288,489	1,234,754	—	—	1,523,243
Containers & Packaging	175,275	2,192,133	—	—	2,367,408
Distributors	46,965	572,699	—	—	619,664
Diversified Consumer Services	69,084	221,326	—	—	290,410
Diversified Financial Services	106,463	1,571,052	—	—	1,677,515
Diversified Telecommunication Services	69,637	5,648,588	—	—	5,718,225
Electronic Equipment, Instruments & Components	45,632	4,539,419	—	—	4,585,051
Energy Equipment & Services	323,123	1,123,607	—	—	1,446,730
Food & Staples Retailing	407,707	5,858,548	—	—	6,266,255
Food Products	227,343	6,596,991	—	—	6,824,334
Gas Utilities	97,823	961,894	—	—	1,059,717
Health Care Providers & Services	74,456	1,581,886	—	—	1,656,342
Hotels, Restaurants & Leisure	354,373	4,892,312	—	—	5,246,685
Household Durables	22,628	4,802,800	—	—	4,825,428

Independent Power & Renewable Electricity Producers	201,614	369,683	—	—	571,297
Industrial Conglomerates	145,080	1,841,084	—	—	1,986,164
Insurance	1,016,349	7,479,578	—	—	8,495,927
IT Services	60,234	3,044,942	—	—	3,105,176
Leisure Products	57,846	754,246	—	—	812,092
Machinery	100,779	10,760,919	—	—	10,861,698
Media	570,140	3,807,011	—	—	4,377,151
Metals & Mining	4,239,436	8,605,604	—	—	12,845,040
Multiline Retail	334,101	1,221,265	—	—	1,555,366
Multi-Utilities	93,905	2,086,037	—	—	2,179,942
Oil, Gas & Consumable Fuels	4,860,306	5,402,352	—	—	10,262,658
Paper & Forest Products	591,967	1,976,833	—	—	2,568,800
Personal Products	759,391	775,488	—	—	1,534,879
Pharmaceuticals	1,103,258	5,273,988	—	—	6,377,246
Professional Services	239,231	3,980,670	—	—	4,219,901
Real Estate Management & Development	224,748	5,039,335	—	—	5,264,083
Road & Rail	760,623	3,113,806	—	—	3,874,429
Semiconductors & Semiconductor Equipment	385,670	1,811,161	—	—	2,196,831
Software	349,471	2,431,694	—	—	2,781,165
Specialty Retail	62,524	3,501,424	—	—	3,563,948
Technology Hardware, Storage & Peripherals	239,039	1,007,362	—	—	1,246,401
Textiles, Apparel & Luxury Goods	37,875	3,422,149	—	—	3,460,024
Thrifts & Mortgage Finance	120,241	281,239	—	—	401,480
Tobacco	537,209	412,768	—	—	949,977
Trading Companies & Distributors	239,053	4,247,892	—	—	4,486,945
Transportation Infrastructure	47,199	1,754,477	—	—	1,801,676
Wireless Telecommunication Services	76,313	2,939,120	—	—	3,015,433
Other Common Stocks+	—	17,516,336	—	—	17,516,336
Preferred Stocks+	—	1,228,649	—	—	1,228,649
Rights	17,078	11,085	—	—	28,163
Securities Held as Collateral for Securities on Loan	—	—	—	767,725	767,725
Unaffiliated Investment Company	413,503	—	—	—	413,503

Total Investments	$29,823,321	$215,209,250	$—	$767,725	$245,800,296

AZL DFA U.S. Core Equity Fund

Investment Securities:	Level 1	Level 2	Level 3	Other^	Total
Common Stocks
Diversified Financial Services	$4,060,704	$1,187	$—	$—	$4,061,891
Other Common Stocks+	548,653,227	—	—	—	548,653,227
Preferred Stock	17,326	—	—	—	17,326
Rights	—	12,423	—	—	12,423
Securities Held as Collateral for Securities on Loan	—	—	—	35,508,700	35,508,700
Unaffiliated Investment Company	1,908,642	—	—	—	1,908,642

Total Investments	$554,639,899	$13,610	$—	$35,508,700	$590,162,209

AZL DFA U.S. Small Cap Fund

Investment Securities:	Level 1	Level 2	Level 3	Other^	Total
Common Stocks
Diversified Financial Services	$127,444	$2,981	$—	$—	$130,425
Other Common Stocks+	185,780,479	—	—	—	185,780,479
Preferred Stock	34,348	—	—	—	34,348
Rights	—	10,643	—	—	10,643
Securities Held as Collateral for Securities on Loan	—	—	—	30,374,291	30,374,291
Unaffiliated Investment Company	1,299,490	—	—	—	1,299,490

Total Investments	$187,241,761	$13,624	$—	$30,374,291	$217,629,676

AZL Enhanced Bond Index Fund

Investment Securities:	Level 1	Level 2	Level 3	Other^	Total
Asset Backed Securities	$—	$75,209,403	$—	$—	$75,209,403
Collateralized Mortgage Obligations	—	96,042,897	—	—	96,042,897
Corporate Bonds+	—	504,557,256	—	—	504,557,256
Municipal Bonds	—	2,359,434	—	—	2,359,434
U.S. Government Agency Mortgages	—	641,231,528	—	—	641,231,528
U.S. Treasury Obligations	—	545,054,902	—	—	545,054,902
Yankee Dollars+	—	164,439,151	—	—	164,439,151
Certificate of Deposit	—	38,225,646	—	—	38,225,646
Commercial Paper	—	73,795,399	—	—	73,795,399
Securities Held as Collateral for Securities on Loan	—	—	—	339,525,182	339,525,182
Unaffiliated Investment Company	104,596,450	—	—	—	104,596,450

Total Investment Securities	104,596,450	2,140,915,616	—	339,525,182	2,585,037,248

Securities Sold Short	—	(92,660,444)	—	—	(92,660,444)
Other Financial Instruments:*
Futures Contracts	219,447	—	—	—	219,447

Total Investments	$104,815,897	$2,048,255,172	$—	$339,525,182	$2,492,596,251

AZL Gateway Fund

Investment Securities:	Level 1	Level 2	Level 3	Other^	Total
Common Stocks+	$163,221,750	$—	$—	$—	$163,221,750
Purchased Put Options	1,584,435	—	—	—	1,584,435
Unaffiliated Investment Company	2,965,423	—	—	—	2,965,423

Total Investment Securities	167,771,608	—	—	—	167,771,608

Other Financial Instruments:*
Written Options	(1,815,060)	—	—	—	(1,815,060)

Total Investments	$165,956,548	$—	$—	$—	$165,956,548

AZL Government Money Market Fund

Investment Securities:	Level 1	Level 2	Level 3	Other^	Total
Repurchase Agreements	$—	$151,500,000	$—	$—	$151,500,000
U.S. Government Agency Mortgages	—	156,149,449	—	—	156,149,449
U.S. Treasury Obligations	—	176,177,894	—	—	176,177,894

Total Investments	$—	$483,827,343	$—	$—	$483,827,343

AZL International Index Fund

Investment Securities:	Level 1	Level 2	Level 3	Other^	Total
Common Stocks+
Health Care Equipment & Supplies	$789,295	$20,407,897	$—	$—	$21,197,192
Hotels, Restaurants & Leisure	877,138	27,515,923	—	—	28,393,061
Pharmaceuticals	1,990,404	132,843,755	—	—	134,834,159
Real Estate Management & Development	984,753	36,482,343	91	—	37,467,187
Semiconductors & Semiconductor Equipment	5,098,860	23,387,609	—	—	28,486,469
Software	1,695,039	28,334,919	—	—	30,029,958
Trading Companies & Distributors	913,569	26,517,049	—	—	27,430,618
Other Common Stocks+	—	1,577,399,403	—	—	1,577,399,403
Preferred Stocks+	—	9,980,052	—	—	9,980,052
Securities Held as Collateral for Securities on Loan	—	—	—	39,286,296	39,286,296
Unaffiliated Investment Company	84,836	—	—	—	84,836

Total Investment Securities	12,433,894	1,882,868,950	91	39,286,296	1,934,589,231

Other Financial Instruments:*
Futures Contracts	(212,488)	—	—	—	(212,488)

Total Investments	$12,221,406	$1,882,868,950	$91	$39,286,296	$1,934,376,743

AZL MetWest Total Return Bond Fund

Investment Securities:	Level 1	Level 2	Level 3	Other^	Total
Asset Backed Securities	$—	$19,831,741	$—	$—	$19,831,741
Collateralized Mortgage Obligations	—	32,225,970	—	—	32,225,970
Corporate Bonds
Airlines	205,971	2,272,986	—	—	2,478,957
Other Corporate Bonds+	—	95,132,701	—	—	95,132,701
Foreign Bond+	—	2,303,481	—	—	2,303,481
Municipal Bonds	—	5,327,738	—	—	5,327,738
Securities Held as Collateral for Securities on Loan	—	—	—	1,099,841	1,099,841
U.S. Government Agency Mortgages	—	104,451,307	—	—	104,451,307
U.S. Treasury Obligations	—	111,907,439	—	—	111,907,439
Yankee Dollars+	—	9,945,894	—	—	9,945,894
Unaffiliated Investment Company	13,246,424	—	—	—	13,246,424

Total Investment Securities	13,452,395	383,399,257	—	1,099,841	397,951,493

Other Financial Instruments:*
Futures Contracts	73,752	—	—	—	73,752
Forward Currency Contracts	—	(10,800)	—	—	(10,800)

Total Investments	$13,526,147	$383,388,457	$—	1,099,841	$398,014,445

AZL Mid Cap Index Fund

Investment Securities:	Level 1	Level 2	Level 3	Other^	Total
Common Stocks+	$1,193,601,987	$—	$—	$—	$1,193,601,987
Private Placements	—	4,869,441	16,469,913	—	21,339,354
Securities Held as Collateral for Securities on Loan	—	—	—	235,756,274	235,756,274
Unaffiliated Investment Company	13,514,384	—	—	—	13,514,384

Total Investment Securities	1,207,116,371	4,869,441	16,469,913	235,756,274	1,464,211,999

Other Financial Instruments:*
Futures Contracts	(303,038)	—	—	—	(303,038)

Total Investments	$1,206,813,333	$4,869,441	$16,469,913	$235,756,274	$1,463,908,961

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

NOTES TO THE SCHEDULES OF PORTFOLIO INVESTMENTS

March 31, 2018 (Unaudited)

AZL Moderate Index Strategy Fund

Investment Securities:	Level 1	Level 2	Level 3	Other^	Total
Affiliated Investment Companies	$706,389,240	$—	$—	$—	$706,389,240

Total Investments	$706,389,240	$—	$—	$—	$706,389,240

AZL Morgan Stanley Global Real Estate Fund

Investment Securities:	Level 1	Level 2	Level 3	Other^	Total
Common Stocks
Diversified Real Estate Activities	$—	$10,619,075	$—	$—	$10,619,075
Diversified REITs	706,821	7,934,824	—	—	8,641,645
Environmental & Facilities Services	69,848	—	—	—	69,848
Health Care Facilities	110,075	—	—	—	110,075
Health Care REITs	4,710,981	—	—	—	4,710,981
Hotel & Resort REITs	3,033,488	483,847	—	—	3,517,335
Hotels, Resorts & Cruise Lines	126,016	—	—	—	126,016
Industrial REITs	4,362,835	1,562,052	—	—	5,924,887
Mortgage REITs	640,281	—	—	—	640,281
Office REITs	19,189,299	5,866,658	—	—	25,055,957
Real Estate Development	—	3,651,229	—	—	3,651,229
Real Estate Operating Companies	604,434	12,997,306	3,057	—	13,604,797
Real Estate Services	—	156,201	—	—	156,201
Residential REITs	10,650,760	351,149	—	—	11,001,909
Retail REITs	17,153,372	13,384,887	—	—	30,538,259
Specialized REITs	5,821,560	—	—	—	5,821,560
Securities Held as Collateral for Securities on Loan	—	—	—	9,234,806	9,234,806
Unaffiliated Investment Company	261,807	—	—	—	261,807

Total Investments	$67,441,577	$57,007,228	$3,057	$9,234,806	$133,686,668

AZL MSCI Emerging Markets Equity Index Fund

Investment Securities:	Level 1	Level 2	Level 3		Other^	Total
Common Stocks+
Aerospace & Defense	$288,159	$482,439	$—		$—	$770,598
Airlines	314,793	818,441	—		—	1,133,234
Banks	7,805,982	46,559,804	—		—	54,365,786
Beverages	2,475,581	2,510,401	—		—	4,985,982
Capital Markets	1,090,985	3,249,107	—		—	4,340,092
Chemicals	325,637	7,934,513	—		—	8,260,150
Containers & Packaging	216,489	—	—		—	216,489
Diversified Consumer Services	1,831,824	—	—		—	1,831,824
Diversified Telecommunication Services	422,396	4,446,866	—		—	4,869,262
Electric Utilities	1,399,091	2,309,881	—		—	3,708,972
Food & Staples Retailing	708,198	4,876,289	—		—	5,584,487
Food Products	463,100	5,488,285	—		—	5,951,385
Health Care Providers & Services	186,385	1,669,976	—		—	1,856,361
Hotels, Restaurants & Leisure	1,023,473	1,333,612	—		—	2,357,085

Independent Power & Renewable Electricity Producers	497,796	1,293,501	—		—	1,791,297
Insurance	605,530	11,797,563	—		—	12,403,093
Internet & Direct Marketing Retail	3,346,674	—	—		—	3,346,674
Internet Software & Services	20,803,231	21,033,199	—		—	41,836,430
IT Services	483,043	5,252,766	—		—	5,735,809
Machinery	258,069	2,322,925	—		—	2,580,994
Metals & Mining	3,214,336	8,333,792	—		—	11,548,128
Multiline Retail	851,868	1,039,132	—		—	1,891,000
Oil, Gas & Consumable Fuels	3,964,553	21,132,457	—		—	25,097,010
Paper & Forest Products	939,636	611,993	—		—	1,551,629
Personal Products	115,575	2,743,713	—		—	2,859,288
Pharmaceuticals	247,119	4,882,453	—		—	5,129,572
Real Estate Management & Development	275,050	8,254,110	—		—	8,529,160
Road & Rail	524,131	214,431	—		—	738,562
Transportation Infrastructure	285,199	2,892,691	—		—	3,177,890
Water Utilities	368,086	517,172	—		—	885,258
Wireless Telecommunication Services	715,135	10,397,378	—		—	11,112,513
Other Common Stocks+	—	104,904,961	—		—	104,904,961
Preferred Stocks
Automobiles	—	212,607	—		—	212,607
Technology Hardware, Storage & Peripherals	—	2,151,347	—		—	2,151,347
Other Preferred Stocks+	6,515,222	—	—		—	6,515,222
Rights	—	18,009	—	#	—	18,009
Securities Held as Collateral for Securities on Loan	—	—	—		4,449,266	4,449,266
Unaffiliated Investment Company	2,080,331	—	—		—	2,080,331

Total Investment Securities	64,642,677	291,685,814	—	#	4,449,266	360,777,757

Other Financial Instruments:*
Futures Contracts	(14,432)	—	—		—	(14,432)

Total Investments	$64,628,245	$291,685,814	$—	#	$4,449,266	$360,763,325

AZL MSCI Global Equity Index Fund

Investment Securities:	Level 1	Level 2	Level 3	Other^	Total
Common Stocks+
Aerospace & Defense	$2,422,320	$733,156	$—	$—	$3,155,476
Air Freight & Logistics	597,207	227,700	—	—	824,907
Airlines	125,926	96,550	—	—	222,476
Auto Components	321,114	806,541	—	—	1,127,655
Automobiles	491,642	1,915,790	—	—	2,407,432
Banks	7,186,461	6,663,226	—	—	13,849,687
Beverages	1,625,130	1,309,790	—	—	2,934,920
Biotechnology	2,398,844	450,034	—	—	2,848,878
Building Products	335,020	422,386	—	—	757,406
Capital Markets	2,982,438	1,341,295	—	—	4,323,733
Chemicals	2,033,164	2,160,956	—	—	4,194,120
Commercial Services & Supplies	360,502	263,505	—	—	624,007
Communications Equipment	1,120,775	186,023	—	—	1,306,798
Construction & Engineering	85,352	520,824	—	—	606,176
Construction Materials	99,551	343,241	—	—	442,792
Consumer Finance	675,795	17,558	—	—	693,353
Containers & Packaging	343,525	59,725	—	—	403,250
Distributors	97,631	10,574	—	—	108,205
Diversified Consumer Services	22,259	14,543	—	—	36,802
Diversified Financial Services	1,012,520	414,297	—	—	1,426,817
Diversified Telecommunication Services	1,672,567	1,239,940	—	—	2,912,507
Electric Utilities	1,598,704	964,677	—	—	2,563,381
Electrical Equipment	495,584	827,972	—	—	1,323,556
Electronic Equipment, Instruments & Components	565,596	809,815	—	—	1,375,411
Energy Equipment & Services	655,512	52,574	—	—	708,086
Equity Real Estate Investment Trusts	2,401,364	848,698	—	—	3,250,062
Food & Staples Retailing	1,601,357	844,257	—	—	2,445,614
Food Products	1,075,367	1,555,953	—	—	2,631,320
Gas Utilities	66,089	191,316	—	—	257,405
Health Care Equipment & Supplies	2,447,640	598,489	—	—	3,046,129
Health Care Providers & Services	2,267,204	332,544	—	—	2,599,748
Health Care Technology	94,578	32,070	—	—	126,648
Hotels, Restaurants & Leisure	1,756,209	772,279	—	—	2,528,488
Household Durables	411,628	698,207	—	—	1,109,835
Household Products	1,213,917	379,213	—	—	1,593,130

Independent Power & Renewable Electricity Producers	53,086	50,617	—	—	103,703
Industrial Conglomerates	1,408,639	912,658	—	—	2,321,297
Insurance	2,854,590	3,145,900	—	—	6,000,490
Internet & Direct Marketing Retail	3,169,228	67,413	—	—	3,236,641
Internet Software & Services	4,272,381	99,906	—	—	4,372,287
IT Services	4,002,434	444,953	—	—	4,447,387
Leisure Products	82,152	108,513	—	—	190,665
Life Sciences Tools & Services	676,424	101,476	—	—	777,900
Machinery	1,524,350	1,567,392	—	—	3,091,742
Marine	—	111,908	—	—	111,908
Media	2,407,077	579,048	—	—	2,986,125
Metals & Mining	635,701	1,673,415	—	—	2,309,116
Mortgage Real Estate Investment Trusts	62,790	—	—	—	62,790
Multiline Retail	485,644	176,947	—	—	662,591
Multi-Utilities	794,711	564,213	—	—	1,358,924
Oil, Gas & Consumable Fuels	5,379,451	2,827,300	—	—	8,206,751
Paper & Forest Products	8,174	168,438	—	—	176,612
Personal Products	154,641	1,117,225	—	—	1,271,866
Pharmaceuticals	3,837,779	3,862,767	—	—	7,700,546
Professional Services	323,171	645,431	—	—	968,602
Real Estate Management & Development	98,670	1,078,861	—	—	1,177,531
Road & Rail	1,171,540	606,386	—	—	1,777,926
Semiconductors & Semiconductor Equipment	3,729,858	676,506	—	—	4,406,364
Software	5,208,481	820,494	—	—	6,028,975
Specialty Retail	1,837,576	431,143	—	—	2,268,719
Technology Hardware, Storage & Peripherals	3,692,338	308,322	—	—	4,000,660
Textiles, Apparel & Luxury Goods	687,358	1,104,453	—	—	1,791,811
Thrifts & Mortgage Finance	23,102	—	—	—	23,102
Tobacco	1,007,477	763,616	—	—	1,771,093
Trading Companies & Distributors	217,566	784,359	—	—	1,001,925
Transportation Infrastructure	12,852	379,229	—	—	392,081
Water Utilities	57,737	51,009	—	—	108,746
Wireless Telecommunication Services	150,421	840,459	—	—	990,880
Preferred Stocks
Automobiles	—	214,501	—	—	214,501
Household Products	—	78,628	—	—	78,628
Securities Held as Collateral for Securities on Loan	—	—	—	1,465,415	1,465,415
Unaffiliated Investment Company	260,530	—	—	—	260,530

Total Investment Securities	92,948,421	54,469,204	—	1,465,415	148,883,040

Other Financial Instruments:*
Futures Contracts	(27,622)	—	—	—	(27,622)

Total Investments	$92,920,799	$54,469,204	$—	$1,465,415	$148,855,418

AZL Pyramis® Multi-Strategy Fund

Investment Securities:	Level 1	Level 2	Level 3	Other^	Total
Asset Backed Securities	$—	$3,790,912	$—	$—	$3,790,912
Collateralized Mortgage Obligations	—	3,400,125	—	—	3,400,125
Common Stocks
Air Freight & Logistics	—	140,087	—	—	140,087
Other Common Stocks+	226,654,090	—	—	—	226,654,090
Convertible Preferred Stocks+	—	35,016	—	—	35,016
Corporate Bonds+	—	94,308,819	—	—	94,308,819
Foreign Bond	—	47	—	—	47
Municipal Bonds	—	4,975,879	—	—	4,975,879
U.S. Government Agency Mortgages	—	81,733,986	—	—	81,733,986
U.S. Treasury Obligations	—	127,964,374	—	—	127,964,374
Yankee Dollars+	—	40,354,646	—	—	40,354,646
Securities Held as Collateral for Securities on Loan	—	—	—	65,639,887	65,639,887
Unaffiliated Investment Company	7,541,081	—	—	—	7,541,081

Total Investment Securities	234,195,171	356,703,891	—	65,639,887	656,538,949

Securities Sold Short	—	(901,881)	—	—	(901,881)
Other Financial Instruments:*
Futures Contracts	41,792	—	—	—	41,792

Total Investments	$234,236,963	$355,802,010	$—	$65,639,887	$655,678,860

AZL Pyramis® Total Bond Fund

Investment Securities:	Level 1	Level 2	Level 3	Other^	Total
Asset Backed Securities	$—	$5,421,358	$—	$—	$5,421,358
Collateralized Mortgage Obligations	—	7,737,711	—	—	7,737,711
Common Stock+	173	—	—	—	173
Corporate Bonds+	—	150,123,600	—	—	150,123,600
Municipal Bonds	—	8,734,159	—	—	8,734,159
U.S. Government Agency Mortgages	—	122,667,157	—	—	122,667,157
U.S. Treasury Obligations	—	179,801,192	—	—	179,801,192
Warrant	—	576	—	—	576
Yankee Dollars+	—	61,261,142	—	—	61,261,142
Securities Held as Collateral for Securities on Loan	—	—	—	39,990,007	39,990,007
Unaffiliated Investment Company	24,702,430	—	—	—	24,702,430

Total Investment Securities	24,702,603	535,746,895	—	39,990,007	600,439,505

Securities Sold Short	—	(1,002,090)	—	—	(1,002,090)

Total Investments	$24,702,603	$534,744,805	$—	$39,990,007	$599,437,415

AZL Russell 1000 Growth Index Fund

Investment Securities:	Level 1	Level 2	Level 3	Other^	Total
Common Stocks+	$983,421,997	$—	$—	$—	$983,421,997
Preferred Stock	—	—	4,636,219	—	4,636,219
Securities Held as Collateral for Securities on Loan	—	—	—	78,064,786	78,064,786
Unaffiliated Investment Company	3,884,444	—	—	—	3,884,444

Total Investment Securities	987,306,441	—	4,636,219	78,064,786	1,070,007,446

Other Financial Instruments:*
Futures Contracts	(217,085)	—	—	—	(217,085)

Total Investments	$987,089,356	$—	$4,636,219	$78,064,786	$1,069,790,361

AZL Russell 1000 Value Index Fund

Investment Securities:	Level 1	Level 2	Level 3	Other^	Total
Common Stocks+	$1,071,894,491	$—	$—	$—	$1,071,894,491
Securities Held as Collateral for Securities on Loan	—	—	—	160,396,250	160,396,250
Unaffiliated Investment Company	7,932,303	—	—	—	7,932,303

Total Investment Securities	1,079,826,794	—	—	160,396,250	1,240,223,044

Other Financial Instruments:*
Futures Contracts	(351,136)	—	—	—	(351,136)

Total Investments	$1,079,475,658	$—	$—	$160,396,250	$1,239,871,908

AZL S&P 500 Index Fund

Investment Securities:	Level 1	Level 2	Level 3	Other^	Total
Common Stocks+	$2,712,694,979	$—	$—	$—	$2,712,694,979
Securities Held as Collateral for Securities on Loan	—	—	—	185,560,826	185,560,826
Unaffiliated Investment Company	24,772,627	—	—	—	24,772,627

Total Investment Securities	2,737,467,606	—	—	185,560,826	2,923,028,432

Other Financial Instruments:*
Futures Contracts	(1,154,494)	—	—	—	(1,154,494)

Total Investments	$2,736,313,112	$—	$—	$185,560,826	$2,921,873,938

AZL Small Cap Stock Index Fund

Investment Securities:	Level 1	Level 2	Level 3		Other^	Total
Common Stocks+	$883,119,349	$—	$—		$—	$883,119,349
Rights	—	80,160	—	#	—	80,160
Securities Held as Collateral for Securities on Loan	—	—	—		240,525,666	240,525,666
Unaffiliated Investment Company	6,623,266	—	—		—	6,623,266

Total Investment Securities	889,742,615	80,160	—	#	240,525,666	1,130,348,441

Other Financial Instruments:*
Futures Contracts	(31,303)	—	—		—	(31,303)

Total Investments	$889,711,312	$80,160	$—	#	$240,525,666	$1,130,317,138

AZL T. Rowe Price Capital Appreciation Fund

Investment Securities:	Level 1	Level 2	Level 3	Other^	Total
Asset Backed Securities	$—	$948,315	$—	$—	$948,315
Bank Loans	—	12,415,859	—	—	12,415,859
Common Stocks
Oil, Gas & Consumable Fuels	11,818,290	2,340,351	—	—	14,158,641
Other Common Stocks+	759,508,497	—	—	—	759,508,497
Convertible Preferred Stocks+	—	15,070,828	—	—	15,070,828
Corporate Bonds
Electric Utilities	667,540	9,720,148	—	—	10,387,688
Other Corporate Bonds+	—	162,101,387	—	—	162,101,387
Preferred Stocks+	26,155,376	—	—	—	26,155,376
U.S. Treasury Obligation	—	69,423,123	—	—	69,423,123
Yankee Dollars+	—	39,029,239	—	—	39,029,239
Securities Held as Collateral for Securities on Loan	—	—	—	61,483,203	61,483,203
Unaffiliated Investment Company	37,635,076	—	—	—	37,635,076
Purchased Call Options	—	249,991	—	—	249,991

Total Investment Securities	835,784,779	311,299,241	—	61,483,203	1,208,567,223

Other Financial Instruments:*
Written Options	—	(3,909,220)	—	—	(3,909,220)
Forward Currency Contracts	—	1,515	—	—	1,515

Total Investments	$835,784,779	$307,391,536	$—	$61,483,203	$1,204,659,518

+	For detailed industry descriptions, see the accompanying Schedule of Portfolio Investments.
*	Other Financial Instruments would include any derivative instruments, such as futures contracts, written options, forward currency contracts and swaps. These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment except futures contracts and centrally cleared interest rate swaps which are presented at variation margin.
^	Investments categorized as Securities Held as Collateral for Securities on Loan in the Consolidated Schedule of Portfolio Investments, are measured at fair value using the NAV per share practical expedient. These investments are not classified within the fair value hierarchy, and are reflected as “Other” in the above table. Although there can be no assurance, in general, the fair value of investments measured using the NAV per share practical expedient represents the amount the owner of such investments might reasonably expect to receive in an orderly sale.
#	Represents the interest in securities that were determined to have a value of zero at March 31, 2018.

A reconciliation of assets in which Level 3 inputs are used in determining fair value, along with additional quantitative disclosures, are presented when there are significant Level 3 investments at the end of the period.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

NOTES TO THE SCHEDULES OF PORTFOLIO INVESTMENTS

March 31, 2018 (Unaudited)

5. Restricted Securities

A restricted security is a security which has been purchased through a private offering and cannot be resold to the general public without prior registration under the Securities Act of 1933 (the “1933 Act”) or pursuant to the resale limitations provided by Rule 144A under the 1933 Act, or an exemption from the registration requirements of the 1933 Act. Whether a restricted security is illiquid is determined pursuant to guidelines established by the Trustees. Not all restricted securities are considered illiquid. The illiquid restricted securities held by the Funds as of March 31, 2018 are identified below.

AZL BlackRock Global Allocation Fund

Security	Acquisition Date(a)	Acquisition Cost	Shares or Principal Amount	Fair Value	Percentage of Net Assets
AliphCom, Inc., 12.00%, 4/1/20	4/27/15	$735,000	3,065,000	$—	—%
AliphCom, Inc., 12.00%, 4/1/20	11/11/15	268,000	268,000	—	—%
Dana Gas Sukuk, Ltd., 7.00%, 10/31/18	5/8/13	650,390	561,620	490,014	0.12%
Domo, Inc., Series E	4/1/15	998,866	144,482	869,782	0.21%
DropBox, Inc., Class B, 0.00%	1/28/14	1,827,985	63,800	1,897,385	0.47%
Grand Rounds, Inc., Series C	3/31/15	399,608	143,925	349,738	0.09%
Inversiones Alsacia SA, 8.00%, 12/31/18, Callable 4/23/18 @ 100.00	12/22/14	—	521,825	14,350	—%
Jawbone, 0.00%	1/24/17	—	23,389	—	—%
Lookout, Inc.	3/4/15	63,364	5,547	2,884	—%
Lookout, Inc. Preferred Shares, Series F	9/19/14	389,996	63,925	668,016	0.16%
Palantir Technologies, Inc., Series I	3/7/24	712,042	116,157	640,025	0.16%
REI Agro, Ltd., Registered Shares, 5.50%, 11/13/14	2/7/12	300,000	400,000	—	—%
TFS Corp., Ltd., 8.75%, 8/1/23, Callable 8/1/19 @ 106.56	7/20/16	2,106,000	1,018,000	712,600	0.18%
Uber Technologies, Inc.	3/21/14	1,063,120	68,532	2,346,535	0.58%

AZL Mid Cap Index Fund

Security	Acquisition Date(a)	Acquisition Cost	Shares or Principal Amount	Fair Value	Percentage of Net Assets
Airbnb, Inc., Series D	4/16/14	$3,131,402	76,914	$10,698,737	0.87%
DropBox, Inc., Class B	1/28/14	1,827,985	163,736	4,869,440	0.40%
Flipkart, Series D	10/4/13	867,741	31,852	2,806,591	0.23%
Palantir Technologies, Inc., Series G	7/19/12	702,918	229,712	1,265,713	0.10%
Palantir Technologies, Inc., Series H1	10/25/13	237,529	67,672	372,873	0.03%
Palantir Technologies, Inc., Series H	10/25/13	237,529	67,672	372,873	0.03%
SurveyMonkey	11/25/14	1,923,795	116,948	953,126	0.08%

AZL Pyramis® Multi-Strategy Fund

Security	Acquisition Date(a)	Acquisition Cost	Shares or Principal Amount	Fair Value	Percentage of Net Assets
LBC Tank Terminals Holding Netherlands BV, 6.88%, 5/15/23, Callable 5/15/18 @ 103.44	6/21/17	$5,213	230,000	$236,325	0.04%
NSG Holdings LLC, 7.75%, 12/15/25	5/3/17	185,407	164,004	179,995	0.03%
Texas Competitive Electric Holdings Co. LLC, 11.50%, 10/1/20	10/7/16	18,238	2,581,000	19,358	—%

AZL Pyramis® Total Bond Fund

Security	Acquisition Date(a)	Acquisition Cost	Shares or Principal Amount	Fair Value	Percentage of Net Assets
LBC Tank Terminals Holding Netherlands BV, 6.88%, 5/15/23, Callable 5/15/18 @ 103.44	6/21/17	$5,213	340,000	$349,350	0.06%
NSG Holdings LLC/NSG Holdings, Inc., 7.75%, 12/15/25	11/7/14	978,750	246,006	269,992	0.05%

AZL Russell 1000 Growth Index Fund

Security	Acquisition Date(a)	Acquisition Cost	Shares or Principal Amount	Fair Value	Percentage of Net Assets
Palantir Technologies, Inc., Series I	2/7/14	$5,157,899	841,419	$4,636,219	0.47%

(a)	Acquisition date represents the initial purchase date of the security.

6. Investment Risks

Bank Loan Risk: There are a number of risks associated with an investment in bank loans including credit risk, interest rate risk, liquidity risk and prepayment risk. Lack of an active trading market, restrictions on resale, irregular trading activity, wide bid/ask spreads and extended trade settlement periods may impair the Fund’s ability to sell bank loans within its desired time frame or at an acceptable price and its ability to accurately value existing and prospective investments. Extended trade settlement periods may result in cash not being immediately available to the Fund. As a result, the Fund may have to sell other investments or engage in borrowing transactions to raise cash to meet its obligations. The risk of holding bank loans is also directly tied to the risk of insolvency or bankruptcy of the issuing banks. These risks could cause the Fund to lose income or principal on a particular investment, which in turn could affect the Fund’s returns. The value of bank loans can be affected by and sensitive to changes in government regulation and to economic downturns in the United States and abroad. Bank loans generally are floating rate loans, which are subject to interest rate risk as the interest paid on the floating rate loans adjusts periodically based on changes in widely accepted reference rates.

Commodities-Related Investment Risk: Exposure to the commodities markets may subject the Funds to greater volatility than investments in traditional securities. The value of commodity-linked derivative investments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or sectors affecting a particular industry or commodity, such as drought, floods, weather, embargoes, tariffs and international economic, political and regulatory developments. The U.S. Commodities Futures Trading Commission has proposed changes to certain of its rules governing investment in commodities by mutual funds, such as the Funds. In the event these changes are adopted, or if there are changes in the tax treatment of the Funds’ direct and indirect investments in commodities, the Funds may be unable to obtain exposure to commodity markets, or may be limited in the extent to which or manner in which it can obtain such exposure.

Derivatives Risk: Certain Funds may invest in derivatives as a principal strategy. A derivative is a financial contract whose value depends on, or is derived from, the value of an underlying asset, reference rate, or risk. Use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of other risks, such as liquidity risk, interest rate risk, market risk, credit risk, and selection risk. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value may not correlate perfectly with the underlying asset, rate, or index. Using derivatives may result in losses, possibly in excess of the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances. The counterparty to a derivatives contract could default. As required by applicable law, the Funds that invest in derivatives segregate cash or liquid securities, or both, to the extent that its obligations under the instrument are not covered through ownership of the underlying security, financial instrument, or currency.

Emerging Markets Risk: Emerging markets may have less developed trading markets and exchanges which may make it more difficult to sell securities at an acceptable price and their prices may be more volatile than securities of companies in more developed markets. Settlements of trade may be subject to greater delays so that the Funds may not receive the proceeds of a sale of a security on a timely basis. Emerging countries may also have less developed legal and accounting systems and investments may be subject to greater risks of government restrictions, nationalization, or confiscation.

Foreign Securities and Currencies Risk: Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those securities.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

NOTES TO THE SCHEDULES OF PORTFOLIO INVESTMENTS

March 31, 2018 (Unaudited)

Fund of Funds Risk: Certain Funds, as shareholders of their underlying funds, indirectly bear a proportionate share of any investment management fees and other expenses of the underlying funds. Further due to the fees and expenses paid by certain Funds, as well as small variations in the Fund’s actual allocations to the underlying funds and any futures and cash held in the Fund’s portfolio, the performance and income distributions of the Fund will not be the same as the performance and income distributions of the underlying funds.

Mortgage-Related and Other Asset-Backed Risk: Certain Funds may invest in a variety of mortgage-related and other asset-backed securities, which are subject to certain additional risks. Generally, rising interest rates tend to extend the duration of fixed rate mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, the Funds that hold mortgage-related securities may exhibit additional volatility. This is known as extension risk. In addition, adjustable and fixed rate mortgage-related securities are subject to call risk. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of the Funds because the Funds will have to reinvest that money at the lower prevailing interest rates. If the Funds purchase mortgage-backed or asset-backed securities that are subordinated to other interests in the same mortgage pool, the Funds may receive payments only after the pool’s obligations to other investors have been satisfied. An unexpectedly high rate of defaults on the mortgages held by a mortgage pool may limit substantially the pool’s ability to make payments of principal or interest to the Funds as the holders of such subordinated securities, reducing the values of those securities or in some cases rendering them worthless. An unexpectedly high or low rate of prepayments on a pool’s underlying mortgages may have a similar effect on subordinated securities. A mortgage pool may issue securities subject to various levels of subordination. The risk of non-payment affects securities at each level, although the risk is greater in the case of more highly subordinated securities. The Funds’ investments in other asset-backed securities are subject to risks similar to those associated with mortgage-related securities, as well as additional risks associated with the nature of the assets and the servicing of those assets.

Real Estate Investments Risk: The performance of REITs depends on the strength of real estate markets, REIT management and property management which can be affected by many factors, including national and regional economic conditions.

Security Quality Risk (also known as “High Yield Risk”): Certain Funds may invest in high yield, high risk debt securities and unrated securities of similar credit quality (commonly known as “junk bonds”) and may be subject to greater levels of credit and liquidity risk than funds that do not invest in such securities. These securities are considered predominately speculative with respect to the issuer’s continuing ability to make principal and interest payments. An economic downturn or period of rising interest rates could adversely affect the market for these securities and reduce the Funds’ ability to sell these securities (liquidity risk). If the issuer of a security is in default with respect to interest or principal payments, the Funds may lose the value of their entire investment.

7. Subsequent Events

Effective May 1, 2018, the AZL Pyramis® Multi-Strategy Fund changed names to AZL Fidelity Institutional Asset Management® Multi-Strategy Fund and the AZL Pyramis® Total Bond Fund changed names to AZL Fidelity Institutional Asset Management® Total Bond Fund.

Item 2.	Controls and Procedures.

(a)	Disclose the conclusions of the registrant’s principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Allianz Variable Insurance Products Trust

By (Signature and Title)	/s/ Brian Muench
Brian Muench, Principal Executive Officer

Date May 16, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Brian Muench
Brian Muench, Principal Executive Officer

Date May 16, 2018

By (Signature and Title)	/s/ Bashir C. Asad
Bashir C. Asad, Principal Financial Officer & Principal Accounting Officer

Date May 16, 2018